August 1997



Dear Valued Customer:

Enclosed are semi-annual reports for the portfolios available in your First Providian Life and Health variable annuity contract.

Please take some time to review these reports, and if you have any questions, call one of our customer service representatives at 1-800-866-6007, 9 a.m. to 5 p.m. Eastern time, Monday through Friday.

First Providian Life and Health is proud to have you as our customer.

Sincerely,

/s/ William L. Bussler

William Bussler
President, Financial Markets Division



First Providian Life and Health Insurance Company provides the variable annuity. Securities are offered through Providian Securities Corporation, 400 West Market Street, Louisville, KY 40202. Both are subsidiaries of Providian Corporation.

PRESIDENT'S MESSAGE


Dear Fellow Shareholder:

I am pleased to present the Semi-Annual Report to shareholders for Federated American Leaders Fund II, a portfolio of Federated Insurance Series.

This report covers the six-month period from January 1, 1997, through June 30, 1997. It begins with a commentary by the fund's portfolio manager, which is followed by a complete listing of the fund's stock holdings and the fund's financial statements.

At the end of the reporting period, the selected high-quality stocks included 77 holdings that represent major industry groups and include leaders such as Bristol-Myers Squibb, Chevron, Exxon, General Motors, Intel, ITT,
Kimberly-Clark, Merck, Mobil, PepsiCo, Rubbermaid and Wal-Mart. The fund's holdings performed very well in a stock market that was highly favorable during most of the reporting period.

The fund achieved a six-month total return of 17.98% through income of $0.10 per share, capital gains of $0.36 per share, and a net asset value increase of 14.68%.* On June 30, 1997, total net assets reached $222.2 million.

Thank you for participating in the long-term growth potential of American companies through Federated American Leaders Fund II. We trust you were pleased with the strong performance of your investment. As always, we welcome your comments and suggestions.

Sincerely,

[Graphic]

J. Christopher Donahue
President
August 15, 1997

* Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance information does not reflect the charges and expenses of a variable annuity or variable life insurance contract.

INVESTMENT REVIEW

The U.S. stock market continues to show surprising strength in 1997. However, the volatility on a daily basis has increased as investors remain uncertain with regard to the direction of the economy and interest rates. Our focus on quality and strict valuation parameters should continue to benefit our shareholders.

The dangers of "market timing" were apparent during the second quarter of 1997. In early April, the conventional wisdom was that the economy was too strong, which would force the Federal Reserve Board (the "Fed") to increase interest rates in an effort to thwart inflation. Many investors began reducing their exposure to U.S. equities. What followed was an apparent slowdown in the economy which convinced investors that there would be no need to change current interest rates. This renewed optimism led to a market increase from the low single digits to a 20% total return by June 30, 1997.

While we do believe that there are some industries and numerous stocks that are overvalued, we do not believe that market timing is a logical way to help protect our shareholders. We believe our valuation disciplines which force us to exit overpriced securities and focus on undervalued situations are in our shareholders best interests. Given current valuations, our recent emphasis has been on high-quality, well-run companies which for various reasons have not fully participated in the unprecedented bull market of the past two and a half years.

Our largest industry underweight continues to be Technology as the valuations continue at all time highs and the fundamental picture is not as robust as it was two years ago. Conversely, we remain overweight in Energy as we believe global industrialization should continue to expand demand while historic under investment has kept supply constrained.

COMMENTS ON TRANSACTIONS:

SUN COMPANY, INC.-- The largest refiner in the United States which is in the midst of a company restructuring, as well as an improving fundamental outlook for its industry. Additionally, its yield is 50% greater than the market overall.

LEXMARK INTERNATIONAL GROUP "A"-- An IBM spinoff which manufactures printers for personal computers. Lexmark, along with Hewlett Packard, have been gaining market share in the laser printer market at the expense of their Japanese competitors.

VIACOM, INC. -- Dominant franchises such as MTV and Blockbuster Video in the Entertainment industry, allow us to diversify and do so at unprecedented low valuations.

READERS DIGEST ASSOCIATION, INC. -- Has high-quality, globally recognized products which have been under pressure as management has had a flawed strategy of trying to sell more products to their existing clients versus increasing their client base. The stock currently trades at valuations, we believe, reflect investors emotions, not the value of the company. While we admit this is a turnaround situation, the current yield of 6.3% gives us incentive to be patient.

DOW CHEMICAL CO.-- Has been shunned by investors who are concerned about the "polyethelene cycle." Current valuations are extremely low for this dominant company. They have been behind competitors in restructuring efforts, allowing for more future potential.

FEDERATED AMERICAN LEADERS FUND II
PORTFOLIO OF INVESTMENTS

JUNE 30, 1997 (UNAUDITED)


 SHARES                                                            VALUE
COMMON STOCKS--92.7%
                     BASIC INDUSTRY--5.2%
              31,500 Betz Laboratories, Inc.                  $   2,079,000
              28,000 Consolidated Papers, Inc.                    1,512,000
              26,500 Dow Chemical Co.                             2,308,812
              65,000 Morton International, Inc.                   1,962,188
             106,500 USX-U.S. Steel Group, Inc.                   3,734,156
                      Total                                      11,596,156
                     CONSUMER DURABLES--5.4%
              71,000 Borg-Warner Automotive, Inc.                 3,838,437
              49,000 Centex Corp.                                 1,990,625
              30,000 General Motors Corp.                         1,670,625
             149,500 Rubbermaid, Inc.                             4,447,625
                      Total                                      11,947,312
                     CONSUMER NON-DURABLES--10.0%
              34,500 CPC International, Inc.                      3,184,781
              42,000 Kimberly-Clark Corp.                         2,089,500
              99,500 PepsiCo, Inc.                                3,737,469
              40,000 Philip Morris Cos., Inc.                     1,775,000
              52,500 RJR Nabisco Holdings Corp.                   1,732,500
             105,500 Russell Corp.                                3,125,438
              37,500 Tambrands, Inc.                              1,870,313
              20,500 Unilever N.V., ADR                           4,469,000
                      Total                                      21,984,001
                     ENERGY MINERALS--12.6%
              39,000 Amerada-Hess Corp.                           2,166,937
              35,500 Chevron Corp.                                2,624,781
              45,500 Exxon Corp.                                  2,798,250
              40,000 Mobil Corp.                                  2,795,000

FEDERATED AMERICAN LEADERS FUND II


 SHARES                                                            VALUE
COMMON STOCKS--CONTINUED
                     ENERGY MINERALS--CONTINUED
             103,400 Occidental Petroleum Corp.               $   2,592,221
              45,200 Royal Dutch Petroleum Co., ADR               2,457,750
             144,000 Sun Co., Inc.                                4,464,000
              20,000 Texaco, Inc.                                 2,175,000
             136,000 USX Corp.                                    3,927,000
              53,000 Unocal Corp.                                 2,057,063
                      Total                                      28,058,002
                     FINANCE--12.4%
              29,000 Allstate Corp.                               2,117,000
              62,900 Bear Stearns Cos., Inc.                      2,150,394
              36,000 (a)Boston Properties, Inc.                     990,000
              26,000 CIGNA Corp.                                  4,615,000
              44,000 Federal National Mortgage Association        1,919,500
              66,000 Marsh & McLennan Cos., Inc.                  4,710,750
              54,500 Morgan Stanley, Dean Witter, Discover &      2,346,906
                      Co.
              32,500 National City Corp.                          1,706,250
              76,000 Nationwide Financial Services, Inc.,         2,018,750
                     Class A
              27,000 Republic New York Corp.                      2,902,500
              33,533 Travelers Group, Inc.                        2,114,675
                      Total                                      27,591,725
                     HEALTH CARE--9.9%
              42,500 Abbott Laboratories                          2,836,875
              33,500 American Home Products Corp.                 2,562,750
              91,500 (a)Biomet, Inc.                              1,704,187
              50,500 Bristol-Myers Squibb Co.                     4,090,500
              58,000 Columbia/HCA Healthcare Corp.                2,280,125
              87,500 Healthsource, Inc.                           1,897,656
              20,500 Merck & Co., Inc.                            2,121,750

FEDERATED AMERICAN LEADERS FUND II


 SHARES                                                            VALUE

COMMON STOCKS--CONTINUED
              HEALTH CARE--CONTINUED
       45,500 United Healthcare Corp.                    $   2,366,000
       53,000 (a)Vencor, Inc.                                2,239,250
                Total                                       22,099,093
              PRODUCER MANUFACTURING--6.0%
      157,500 ITT Industries, Inc.                           4,055,625
       77,500 Ingersoll-Rand Co.                             4,785,625
       89,000 (a)Lexmark Intl. Group, Class A                2,703,375
       18,500 Loews Corp.                                    1,852,313
                Total                                       13,396,938
              RETAIL TRADE--5.3%
       83,200 Dayton-Hudson Corp.                            4,425,200
      243,500 (a)K Mart Corp.                                2,982,875
      126,500 Wal-Mart Stores, Inc.                          4,277,281
                Total                                       11,685,356
              SERVICES--4.9%
       71,500 Block (H&R), Inc.                              2,305,875
       96,500 Browning-Ferris Industries, Inc.               3,208,625
      111,500 Readers Digest Association, Inc., Class A      3,198,656
       44,400 (a)Viacom, Inc., Class A                       1,307,025
       31,500 (a)Viacom, Inc., Class B                         945,000
                Total                                       10,965,181
              TECHNOLOGY--8.5%
       66,500 AMP, Inc.                                      2,776,375
       57,500 (a)Cabletron Systems, Inc.                     1,627,969
       42,000 General Motors Corp., Class H                  2,425,500
       20,500 Hewlett-Packard Co.                            1,148,000
        8,500 Intel Corp.                                    1,205,406
       28,000 International Business Machines Corp.          2,525,250

FEDERATED AMERICAN LEADERS FUND II

SHARES OR
PRINCIPAL
 AMOUNT                                                      VALUE
COMMON STOCKS--CONTINUED
              TECHNOLOGY--CONTINUED
       50,000 Lucent Technologies, Inc.                  $   3,603,125
       78,500 (a)Storage Technology Corp.                    3,493,250
                Total                                       18,804,875
              TRANSPORTATION--2.2%
       32,000 (a)AMR Corp.                                   2,960,000
       62,000 CNF Transportation, Inc.                       1,999,500
                Total                                        4,959,500
              UTILITIES--10.3%
       41,000 Coastal Corp.                                  2,180,687
       30,000 Columbia Gas System, Inc.                      1,957,500
       35,500 GTE Corp.                                      1,557,563
      101,000 Houston Industries, Inc.                       2,165,188
       95,300 MCI Communications Corp.                       3,648,203
      135,500 P G & E Corp.                                  3,285,875
       61,000 SBC Communications, Inc.                       3,774,375
      295,000 (a)Tele-Communications, Inc., Class A          4,388,125
                Total                                       22,957,516
                TOTAL COMMON STOCKS (IDENTIFIED COST       206,045,655
                $167,118,349)
(B)REPURCHASE AGREEMENT--7.3%
$  16,195,000 BT Securities Corporation, 6.00%, dated
              6/30/1997, due 7/1/1997
              (AT AMORTIZED COST)                           16,195,000
                 TOTAL INVESTMENTS (IDENTIFIED COST      $ 222,240,655
                 $183,313,349)(C)

(a) Non-income producing security.

(b) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

(c) The cost of investments for federal tax purposes amounts to $183,313,914. The net unrealized appreciation of investments on a federal tax basis amounts to $38,926,741 which is comprised of $39,687,323 appreciation and $760,582 depreciation at June 30, 1997.

Note: The categories of investments are shown as a percentage of net assets
      ($222,178,742) at June 30, 1997.

The following acronym is used throughout this portfolio:

ADR--American Depositary Receipt

(See Notes which are an integral part of the Financial Statements)

FEDERATED AMERICAN LEADERS FUND II
STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 1997 (UNAUDITED)
ASSETS:
Total investments in securities, at value (identified cost
$183,313,349 and tax cost $183,313,914)                                                  $222,240,655
Income receivable                                                                             334,640
  Total assets                                                                            222,575,295
LIABILITIES:
Payable for investments purchased                                    $       340,771
Payable to Bank                                                               13,030
Payable for taxes withheld                                                     5,509
Accrued expenses                                                              37,243
 Total liabilities                                                           396,553
NET ASSETS for 12,694,935 shares outstanding                                             $222,178,742
NET ASSETS CONSIST OF:
Paid in capital                                                                          $176,611,281
Net unrealized appreciation of investments                                                 38,927,306
Accumulated net realized gain on investments                                                6,593,041
Undistributed net investment income                                                            47,114
 Total Net Assets                                                                        $222,178,742
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
$222,178,742 / 12,694,935 shares outstanding                                                   $17.50

(See Notes which are an integral part of the Financial Statements)

FEDERATED AMERICAN LEADERS FUND II
STATEMENT OF OPERATIONS

SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

INVESTMENT INCOME:
Dividends (net of foreign taxes withheld of $13,015)                                     $  1,628,438
Interest                                                                                      197,878
  Total income                                                                              1,826,316
EXPENSES:
Investment advisory fee                                                                  $    653,872
Administrative personnel and services fee                                                      67,341
Custodian fees                                                                12,150
Transfer and dividend disbursing agent fees and expenses                      10,370
Directors'/Trustees' fees                                                      1,027
Auditing fees                                                                  6,500
Legal fees                                                                     2,302
Portfolio accounting fees                                                     32,512
Share registration costs                                                      27,232
Printing and postage                                                          15,743
Insurance premiums                                                             1,991
Miscellaneous                                                                  7,193
  Total expenses                                                             838,233
Waivers--
Waiver of investment advisory fee                                            (93,342)
    Net expenses                                                                              744,891
      Net investment income                                                                 1,081,425
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments                                                            6,597,074
Net change in unrealized appreciation of investments                                        22,015,13
  Net realized and unrealized gain on investments                                          28,612,204
   Change in net assets resulting from operations                                        $ 29,693,629

(See Notes which are an integral part of the Financial Statements)

FEDERATED AMERICAN LEADERS FUND II
STATEMENT OF CHANGES IN NET ASSETS

                                                                      SIX MONTHS
                                                                         ENDED           YEAR ENDED
                                                                      (UNAUDITED)       DECEMBER 31,
                                                                     JUNE 30, 1997          1996
INCREASE IN NET ASSETS:
OPERATIONS--
Net investment income                                                    $ 1,081,425     $  1,422,431
Net realized gain (loss) on investments ($6,597,074 and
$3,738,194, respectively, as computed for federal tax purposes)            6,597,074        3,780,324
Net change in unrealized appreciation                                     22,015,130       12,783,766
  Change in net assets resulting from operations                          29,693,629       17,986,521
DISTRIBUTIONS TO SHAREHOLDERS--
Distributions from net investment income                                  (1,145,629)      (1,311,113)
Distributions from net realized gains                                     (3,728,320)        (450,672)
Change in net assets resulting from distributions to shareholders         (4,873,949)      (1,761,785)
SHARE TRANSACTIONS--
Proceeds from sale of shares                                              70,594,437       89,014,893
Net asset value of shares issued to shareholders in payment of
distributions declared                                                     4,873,946        1,761,418

 Cost of shares redeemed                                           (20,325,785)    (13,298,117)
   Change in net assets resulting from share transactions           55,142,598      77,478,194
    Change in net assets                                            79,962,278      93,702,930
 NET ASSETS:
 Beginning of period                                               142,216,464      48,513,534
 End of period (including undistributed net investment income
 of $47,114 and $111,318, respectively)                           $222,178,742    $142,216,464

(See Notes which are an integral part of the Financial Statements)

FEDERATED AMERICAN LEADERS FUND II
FINANCIAL HIGHLIGHTS


(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                 SIX MONTHS
                                                                    ENDED
                                                                 (UNAUDITED)           YEAR ENDED
                                                                  JUNE 30,            DECEMBER 31,
                                                                    1997        1996      1995     1994(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                              $  15.26   $  12.80   $  9.74   $  10.00
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                                0.09       0.19      0.20       0.19
  Net realized and unrealized gain (loss) on                           2.61       2.54      3.06      (0.26)
  investments
  Total from investment operations                                     2.70       2.73      3.26      (0.07)
 LESS DISTRIBUTIONS
  Distributions from net investment income                            (0.10)     (0.18)    (0.19)     (0.19)
  Distributions in excess of net investment income(b)                    --         --     (0.01)        --
  Distributions from net realized gain on investments                 (0.36)     (0.09)       --         --
  Total distributions                                                 (0.46)     (0.27)    (0.20)     (0.19)
 NET ASSET VALUE, END OF PERIOD                                    $  17.50   $  15.26   $ 12.80   $   9.74
 TOTAL RETURN(C)                                                      17.98%     21.58%    33.71%     (0.70%)
 Ratios to average net assets
  Expenses                                                             0.85%*     0.85%     0.85%      0.54%*
  Net investment income                                                1.23%*     1.54%     2.03%      2.58%*
  Expense waiver(d)                                                    0.11%*     0.22%     1.36%     25.42%*
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                          $222,179   $142,216   $48,514   $  2,400
  Average commission rate paid(e)                                  $   0.06   $ 0.0012        --         --
  Portfolio turnover                                                     31%        90%       43%        32%

* Computed on an annualized basis.

(a) Reflects operations for the period from February 10, 1994 (date of initial public investment) to December 31, 1994. For the period from December 9, 1993 (start of business) to January 31, 1994, the fund had no investment activity.

(b) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principals. These distributions do not represent a return of capital for federal income tax purposes.

(c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(e) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged. This disclosure is required for fiscal years beginning on or after September 1, 1995.

(See Notes which are an integral part of the Financial Statements)

FEDERATED AMERICAN LEADERS FUND II
NOTES TO FINANCIAL STATEMENTS

JUNE 30, 1997 (UNAUDITED)

1. ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated American Leaders Fund II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The primary investment objective of the Fund is to achieve long-term growth of capital. The Fund's secondary objective is to provide income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS-- Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

REPURCHASE AGREEMENTS-- It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS-- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES-- It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS-- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

DEFERRED EXPENSES-- The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from the Fund's commencement date.

USE OF ESTIMATES-- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER-- Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

                                                                               SIX MONTHS
                                                                                  ENDED              YEAR ENDED
                                                                               (UNAUDITED)          DECEMBER 31,
                                                                              JUNE 30, 1997             1996
 Shares sold                                                                      4,334,883            6,346,064
 Shares issued to shareholders in payment of distributions declared                 304,670              124,400
 Shares redeemed                                                                 (1,266,853)            (938,427)
  Net change resulting from share transactions                                    3,372,700            5,532,037

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE-- Federated Advisers, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE-- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES-- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES-- FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES-- Organizational and start-up administrative service expenses of $47,855 were borne initially by Adviser. The Fund has agreed to reimburse Adviser for the organizational and start-up administrative expenses during the five-year period following effective date. For the period ended June 30, 1997, the Fund paid $12,761 pursuant to this agreement.

GENERAL-- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended June 30, 1997, were as follows:

PURCHASES $98,187,761
SALES     $57,377,549

TRUSTEES

John F. Donahue
Thomas G. Bigley
John T. Conroy, Jr.
William J. Copeland
J. Christopher Donahue
James E. Dowd
Lawrence D. Ellis, M.D.
Edward L. Flaherty, Jr.
Peter E. Madden
Gregor F. Meyer
John E. Murray, Jr.
Wesley W. Posvar
Marjorie P. Smuts

OFFICERS
John F. Donahue
Chairman

J. Christopher Donahue
President

Edward C. Gonzales
Executive Vice President

John W. McGonigle
Executive Vice President, Treasurer, and Secretary

Richard B. Fisher
Vice President

Matthew S. Hardin
Assistant Secretary

Variable funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in variable funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

FEDERATED AMERICAN LEADERS
FUND II

SEMI-ANNUAL REPORT
TO SHAREHOLDERS

JUNE 30, 1997

FEDERATED INSURANCE SERIES

[Graphic]
Federated Investors
Federated Securities Corp., Distributor

Cusip 313916405
G00433-04 (8/97)

[Graphic]



FEDERATED EQUITY INCOME FUND II

SEMI-ANNUAL REPORT AND SUPPLEMENT TO THE PROSPECTUS DATED APRIL 22, 1997

A. Please insert the following "Financial Highlights" table as page 1 of the stand-alone prospectus and page 8 of the combined prospectus. In addition, please add the headings "Financial Highlights" and "Financial Highlights -- Federated Equity Income Fund II" to the respective Table of Contents.

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                PERIOD
                                                                ENDED
                                                             (UNAUDITED)
                                                           JUNE 30, 1997(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                 $10.47
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                                 0.11
 Net realized and unrealized gain (loss) on investments                1.16
 Total from investment operations                                      1.27
LESS DISTRIBUTIONS
 Distributions from net investment income                             (0.11)
NET ASSET VALUE, END OF PERIOD                                       $11.63
TOTAL RETURN(B)                                                       12.21%
RATIOS TO AVERAGE NET ASSETS
 Expenses                                                              0.95%*
 Net investment income                                                 2.85%*
 Expense waiver/reimbursement(c)                                       6.81%*
SUPPLEMENTAL DATA
 Net assets, end of period (000 omitted)                            $10,316
 Average commission rate paid(d)                                    $0.0330
 Portfolio turnover                                                   16.72%

* Computed on an annualized basis.

(a) Reflects operations for the period from January 30, 1997 (date of initial public investment) to June 30, 1997.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

(See Notes which are an integral part of the Financial Statements)

B. Please delete the third sentence of the first paragraph of the section entitled "Voting Rights" on page 11 of the stand-alone prospectus and replace with the following:

"As of July 7, 1997, Aetna Retirement Services Central Valuation Unit, Hartford, Connecticut owned 100.00% of the voting securities of Federated Equity Income Fund II, and therefore, may for certain purposes be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders."

C. Please delete the tenth sentence of the first paragraph of the section entitled "Voting Rights" on page 36 of the combined prospectus and replace with the following:

"As of July 7, 1997, Aetna Retirement Services Central Valuation Unit, Hartford, Connecticut owned 100.00% of the voting securities of Federated Equity Income Fund II, and therefore, may for certain purposes be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders."

D. Please insert the following Financial Statements after the section entitled "Performance Information" on page 12 of the stand-alone prospectus and page 37 of the combined prospectus. In addition, please add the heading "Financial Statements" to the respective Table of Contents after the heading "Performance Information."

FEDERATED EQUITY INCOME FUND II
PORTFOLIO OF INVESTMENTS

JUNE 30, 1997 (UNAUDITED)

   SHARES                                                           VALUE
COMMON STOCKS -- 69.5%
                   BASIC INDUSTRY -- 4.8%
             6,500 Allegheny Teledyne, Inc.                       $175,500
             2,000 Du Pont (E.I.) de Nemours & Co.                 125,750
             1,600 Eastman Chemical Co.                            101,600
             1,700 Imperial Chemical Industries, PLC, ADR           96,688
                    Total                                          499,538
                   CONSUMER DURABLES -- 1.1%

             3,100 Ford Motor Co.                                             117,025
                   CONSUMER NON-DURABLES -- 13.1%
             2,800 Avon Products, Inc.                                        197,575
             4,400 General Mills, Inc.                                        286,550
             3,900 Guinness PLC, ADR                                          190,829
             6,400 Heinz (H.J.) Co.                                           295,200
             3,400 Philip Morris Cos., Inc.                                   150,875
             4,600 Tambrands, Inc.                                            229,425
                    Total                                                   1,350,454
                   ENERGY MINERALS -- 6.4%
             3,800 Exxon Corp.                                                233,700
             3,400 Mobil Corp.                                                237,575
             6,200 YPF Sociedad Anonima, ADR                                  190,650
                 Total                                                        661,925


FEDERATED EQUITY INCOME FUND II

   SHARES                                                                    VALUE

COMMON STOCKS -- CONTINUED
                   FINANCE -- 7.1%
             3,400 First Union Corp.                                       $  314,500
             6,400 Mellon Bank Corp.                                          288,800
             2,000 NationsBank Corp.                                          129,000
                    Total                                                     732,300
                   HEALTH CARE -- 7.1%
             3,400 American Home Products Corp.                               260,100
             2,800 Bristol-Myers Squibb Co.                                   226,800
             2,400 Merck & Co., Inc.                                          248,400
                    Total                                                     735,300
                   PRODUCER MANUFACTURING -- 6.7%
             7,300 Dresser Industries, Inc.                                   271,925
             2,800 General Electric Co.                                       183,050
             3,500 Textron, Inc.                                              232,313
                    Total                                                     687,288
         RETAIL TRADE -- 1.8%
             3,500 Penney (J.C.) Co., Inc.                                    182,656
         SERVICES -- 2.5%
             4,500 Block (H&R), Inc.                                          145,125
             3,300 Browning-Ferris Industries, Inc.                           109,725
                    Total                                                     254,850
         TECHNOLOGY -- 10.4%
             4,500 Avnet, Inc.                                                258,750
             4,400 Electronic Data Systems Corp.                              180,400
             2,600 General Dynamics Corp.                                     195,000
             2,800 International Business Machines Corp.                      252,525
             1,800 Lockheed Martin Corp.                                      186,413
                    Total                                                   1,073,088

FEDERATED EQUITY INCOME FUND II

   SHARES                                                                    VALUE

COMMON STOCKS -- CONTINUED
         TRANSPORTATION -- 1.2%
             1,700 Union Pacific Corp.                                     $  119,850
         UTILITIES -- 7.3%
             2,715 Duke Power Co.                                             130,171
             1,600 Enron Corp.                                                 65,300
             2,100 NIPSCO Industries, Inc.                                     86,756
             2,100 Portland General Corp.                                      83,344
             2,500 SBC Communications, Inc.                                   154,688
             3,300 Sprint Corp.                                               173,663
             1,500 Williams Cos., Inc. (The)                                   65,625
                    Total                                                     759,547
                    TOTAL COMMON STOCKS (IDENTIFIED COST $6,655,570)        7,173,821
PREFERRED STOCKS -- 18.9%
                    CONSUMER DURABLES -- 1.2%
             9,100 Mattel, Inc., Conv. Pfd., Series C, $.41                   128,537
         ENERGY MINERALS -- 1.2%
             2,200 (a)(b)Tosco Corp., Conv. Pfd.                              122,485
         FINANCE -- 8.1%
             1,500 Frontier Insurance Group, Inc., Conv. Pfd., $3.13          113,250
               600 (a)Frontier Insurance Group, Inc., Conv. Pfd., $3.13        45,300
               800 Jefferson-Pilot Corp., Conv. Pfd., $5.26                    91,800
             1,800 Merrill Lynch & Co., Inc., STRYPES                          67,500
             2,100 Merrill Lynch & Co., Inc., STRYPES, Series MGIC, $3.12     173,250
             5,400 National Australia Bank, Ltd., Melbourne, Exchangeable
                   Capital Unit, $1.97                                        150,862
             3,300 SunAmerica, Inc., PERCS                                    143,963
               400 SunAmerica, Inc., PERCS, Series E, $3.10                    43,350
                    Total                                                     829,275

FEDERATED EQUITY INCOME FUND II


SHARES OR
PRINCIPAL
 AMOUNT                                                                                    VALUE

PREFERRED STOCKS -- CONTINUED
                    HEALTH CARE -- 1.5%
          1,600     Aetna, Inc., Conv. Pfd., $4.76                                   $    150,000
                    PRODUCER MANUFACTURING -- 1.8%
          1,150     Case Corp., Cumulative Conv. Pfd., Series A, $4.50                    189,493
                    SERVICES -- 1.7%
          1,800     Browning-Ferris Industries, Inc., ACES, $2.8                           59,850
          8,500     Hollinger International Publishing, Inc., Conv. Pfd.,                  97,750
                     $.95
            300     Ikon Office Solutions, Inc., Conv. Pfd., Series BB, $5.04              19,312
                    Total                                                                 176,912
                    TECHNOLOGY -- 1.6%
          1,900     Microsof Corp., Cumulative Conv. Pfd., Series A, $2.20                165,300
                    UTILITIES -- 1.8%
          1,500     (a)CalEnergy Co., Inc., Conv. Pfd.                                     85,087
            100     CalEnergy Co., Inc., Conv. Pfd., $3 .13                                 7,390
          1,200     (b)Salomon, Inc., DECS, Series CSN, $3.48                              76,650
            200     Williams Cos., Inc. (The), Conv. Pfd., $3.50                           20,610
                    Total                                                                 189,737
                    TOTAL PREFERRED STOCKS (IDENTIFIED COST $1,810,996)                 1,951,739
CORPORATE BONDS --  9.4%
                    CONSUMER DURABLES -- 1.1%
$        95,000     Magna International, Inc., Conv. Bond, 5.00%, 10/15/2002              114,119
                    ENERGY MINERALS -- 1.5%
        130,000     Diamond Offshore Drilling, Inc., Conv. Bond, 3.75%,                   149,907
                    2/15/2007
HEALTH CARE -- 2.8%
        300,000     (a)Roche Holdings, Inc., LYON, 5/6/2012131,250
        130,000     Tenet Healthcare Corp., Conv. Bond, 6.00%, 12/1/2005                  162,314
                      Total                                                               293,564

FEDERATED EQUITY INCOME FUND II

PRINCIPAL
 AMOUNT                                                                                   VALUE

CORPORATE BONDS -- CONTINUED
                   RETAIL TRADE -- 1.8%
$          100,000 Federated Department Stores, Inc., Conv. Bond, 5.00%,             $    119,631
                   10/1/2003
            75,000 Saks Holdings, Inc., Conv. Bond, 5.50%, 9/15/2006                       67,031
                   Total                                                                  186,662
                   TECHNOLOGY -- 2.2%
            75,000 (a) EMC Corp. Mass, Sub. Note, 3.25%, 3/15/2002                         82,717
           115,000 (a)Solectron Corp., Conv. Bond, 6.00%, 3/1/2006                        143,935
                   Total                                                                  226,652
                   TOTAL CORPORATE BONDS (IDENTIFIED COST $926,831)                       970,904
(C)REPURCHASE AGREEMENT -- 9.2%
           945,000 BT Securities Corporation, 6.00%, dated 6/30/1997, due
                   7/1/1997
                   (AT AMORTIZED COST)                                                    945,000
                    TOTAL INVESTMENTS (IDENTIFIED COST $10,338,397)(D)               $ 11,041,464

(a) Non-income producing security.

(b) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At June 30, 1997, these securities amounted to $199,135 which represents 1.9% of net assets.

(c) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

(d) The cost of investments for federal tax purposes amounts to $10,338,397. The net unrealized appreciation of investments on a federal tax basis amounts to $703,067 which is comprised of $724,554 appreciation and $21,487 depreciation at June 30, 1997.

Note: The categories of investments are shown as a percentage of net assets
  ($10,315,955) at June 30, 1997.

The following acronyms are used throughout this portfolio:

ACES -- Adjustable Convertible Extendable Securities ADR -- American Depository Receipt DECS -- Dividend Enhanced Convertible Stock LYON -- Liquid Yield Option Note PERCS -- Preferred Equity Redemption Cumulative Stock PLC -- Public Limited Company STRYPES -- Structured Yield Product Exchangeable for Stock

(See Notes which are an integral part of the Financial Statements)

FEDERATED EQUITY INCOME FUND II
STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 1997 (UNAUDITED)

ASSETS:
Total investments in securities, at value (identified and tax cost                                                $11,041,464
$10,338,397)
Cash                                                                                                                  194,871
Income receivable                                                                                                      22,258
 Total assets                                                                                                      11,258,593
LIABILITIES:
Payable for investments purchased                                                           $885,815
Accrued expenses                                                                              56,823
 Total liabilities
NET ASSETS for 887,375 shares outstanding                                                                         $10,315,955
NET ASSETS CONSIST OF:
Paid in capital                                                                                                   $ 9,610,723
Net unrealized appreciation of investments                                                                            703,067
Accumulated net realized gain on investments                                                                              323
Undistributed net investment income                                                                                     1,842
 Total Net Assets
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
$10,315,955 / 887,375 shares outstanding                                                                               $11.63

(See Notes which are an integral part of the Financial Statements)

FEDERATED EQUITY INCOME FUND II
STATEMENT OF OPERATIONS

PERIOD ENDED JUNE 30, 1997* (UNAUDITED)

INVESTMENT INCOME:
Dividends                                                                                                         $    43,840
Interest                                                                                                               16,096
 Total income                                                                                                          59,936
EXPENSES:
Investment advisory fee                                                                     $ 11,822
Administrative personnel and services fee                                                     50,343
Custodian fees                                                                                 2,433
Transfer and dividend disbursing agent fees and expenses                                       8,566
Legal fees                                                                                     1,075
Portfolio accounting fees                                                                     21,631
Share registration costs                                                                       8,148
Printing and postage                                                                           9,678
Insurance premiums                                                                             1,612
Miscellaneous                                                                                  6,991
 Total expenses                                                                              122,299
Waivers and reimbursements --
 Waiver of investment advisory fee                          $  (11,822)
 Reimbursement of other operating expenses                     (95,523)
   Total waivers and reimbursements                                                         (107,345)
       Net expenses                                                                                                    14,954
         Net investment income                                                                                         44,982
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments                                                                                          323
Net change in unrealized appreciation of investment                                                                   703,067
 Net realized and unrealized gain on investments                                                                      703,390
   Change in net assets resulting from operations                                                                 $   748,372

* For the period from January 30, 1997 (date of initial public investment) to June 30, 1997.

(See Notes which are an integral part of the Financial Statements)

FEDERATED EQUITY INCOME FUND II
STATEMENT OF CHANGES IN NET ASSETS

                                                                                                                    PERIOD
                                                                                                                     ENDED
                                                                                                                  (UNAUDITED)
                                                                                                                JUNE 30, 1997*

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS --
Net investment income                                                                                             $    44,982
Net realized gain on investments ($323, as computed for federal tax purposes )                                            323
Net change in unrealized appreciation                                                                                 703,067
 Change in net assets resulting from operations                                                                       748,372
DISTRIBUTIONS TO SHAREHOLDERS -
Distributions from net investment income                                                                              (43,140)
SHARE TRANSACTIONS --
Proceeds from sale of shares                                                                                       10,735,318
Net asset value of shares issued to shareholders in payment of
distributions declared                                                                                                 38,778
Cost of shares redeeme                                                                                             (1,163,373)
 Change in net assets resulting from share transactions                                                             9,610,723
  Change in net assets                                                                                             10,315,955
NET ASSETS:
Beginning of period                                                                                                        --
End of period (including undistributed net investment income of $1,842)                                           $10,315,955

* For the period from January 30, 1997 (date of initial public investment) to June 30, 1997.

(See Notes which are an integral part of the Financial Statements)

FEDERATED EQUITY INCOME FUND II
NOTES TO FINANCIAL STATEMENTS

JUNE 30, 1997 (UNAUDITED)

1. ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Equity Income Fund II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund's investment objective is to provide above average income and capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS -- U.S. government securities, listed corporate bonds, (other fixed income and asset-backed securities), and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

REPURCHASE AGREEMENTS -- It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES -- It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

DEFERRED EXPENSES -- The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from the Fund's commencement date.

RESTRICTED SECURITIES -- Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Additional information on each restricted security held at June 30, 1997, is as follows:

                         FUND
SECURITY           ACQUISITION DATE    ACQUISITION COST
 Salomon, Inc.    1/2/1997 - 6/9/1997          $ 72,118
 Tosco Corp.      1/2/1997 - 7/2/1997           161,962

USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER -- Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

                                                                  PERIOD ENDED
                                                                  JUNE 30, 1997*
Shares sold                                                           992,540
Shares issued to shareholders in payment of distributions declared      3,510
Shares redeemed                                                      (108,675)
Net change resulting from share transactions                          887,375

* For the period from January 30, 1997 (date of initial public investment) to June 30, 1997.

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE -- Federated Advisers, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses. The Adviser can terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE -- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE -- The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp., the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Fund shares, annually, to compensate Federated Securities Corp. For the period ended June 30, 1997, the Fund did not incur a distribution services fee.

PORTFOLIO ACCOUNTING FEES -- FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL -- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended June 30, 1997, were as follows:

PURCHASES        $9,976,271
SALES            $  583,954

TRUSTEES

John F. Donahue
Thomas G. Bigley
John T. Conroy, Jr.
William J. Copeland
J. Christopher Donahue
James E. Dowd
Lawrence D. Ellis, M.D.
Edward L. Flaherty, Jr.
Peter E. Madden
Gregor F. Meyer
John E. Murray, Jr.
Wesley W. Posvar
Marjorie P. Smuts

OFFICERS

John F. Donahue
Chairman

J. Christopher Donahue
President

Edward C. Gonzales
Executive Vice President

John W. McGonigle
Executive Vice President, Treasurer, and Secretary

Richard B. Fisher
Vice President

Matthew S. Hardin
Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

FEDERATED EQUITY INCOME FUND II

SEMI-ANNUAL REPORT AND SUPPLEMENT TO PROSPECTUS

DATED APRIL 22, 1997

JUNE 30, 1997

[Graphic]
Federated Investors
Federated Securities Corp., Distributor

Cusip 313916801
G01305-01 (7/97)
[Graphic]

PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Semi-Annual Report to shareholders for Federated Growth Strategies Fund II, a portfolio of Federated Insurance Series.

This report covers the six-month period from January 1, 1997, through June 30, 1997. It begins with a commentary by the fund's portfolio managers, which is followed by a complete listing of the fund's growth stock holdings and the financial statements.

Federated Growth Strategies Fund II is managed to pursue long-term investment growth through a highly diversified portfolio of common stocks issued by large, quality companies. At the end of the reporting period, the fund's 130 holdings included well-known names such as Allstate, Avon, Coca-Cola, Dell Computer, General Electric, Home Depot, Intel, Johnson & Johnson, Microsoft, Nike, Pfizer, Sony and Travelers Group.

This diversified portfolio performed very well in the continued favorable stock market environment during the six-month reporting period. The fund's total return of 14.60% was due to a net asset value increase of 14%, a capital gains distribution of $0.07 per share, and an income distribution totaling $0.02 per share.* On June 30, 1997, total net assets reached $31.4 million.

Thank you for putting your money to work in quality American companies through Federated Growth Strategies Fund II. We trust you were pleased with the positive performance of your investment. As always, we welcome your comments and suggestions.

Sincerely,

[Graphic]

J. Christopher Donahue
President
August 15, 1997

* Performance quoted reflects past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance information does not reflect the charges and expenses of a variable annuity or variable life insurance contract.

INVESTMENT REVIEW

The stock market was a great place to be in the second quarter of 1997. Stock prices rose more than many had expected, largely owing to positive surprises with regard to both inflation, which was lower than forecasted, and profits, which exceeded consensus expectations. The price to earnings ratio of the

Standard & Poor's Index of 500 Common Stocks* ("S&P 500") has risen as consensus expectations for inflation have been reduced, and confidence that profits will continue to grow has risen. This confidence has been augmented by recent data suggesting that the pace of economic growth has moderated. The second quarter of the year, we believe, can be summarized in four points:

* bond yields started the quarter at nearly 7.10%, traded up to almost 7.20%, then drifted lower to end the quarter at 6.78%,

* big and small stocks alike (as measured by S&P 500 and the Standard & Poor's 600 Small Cap Index*, respectively) did great, up 17.5% and 18.1%, respectively, as did the NASDAQ Over-the-Counter Composite Index,** which rose 18.6%,

* market breadth was much broader than in the first quarter, as positive earnings releases were spread out across stocks of all sizes and

* the quarter altered investors' opinions with regard to the strength of the economy, as weaker economic statistics combined with decelerating inflation indicators to ebb fears of higher interest rates, helping both stocks and bonds to start pricing in a moderating economy for the rest of 1997.

The moderating economic data helped the TECHNOLOGY sector become the strongest performer for the quarter, as investors moved into high-growth areas. Other outperforming sectors included HEALTH CARE (aided again by large drug companies), PRODUCER MANUFACTURING (heavily weighted with GENERAL ELECTRIC) and FINANCE. The sectors that lagged notably included the most economically sensitive sectors, namely, BASIC INDUSTRY, TRANSPORTATION and CONSUMER DURABLES.

We maintain our conviction that the economy will grow more slowly than expected throughout the second half of 1997. Recent declines in indicators of consumer purchases, the continued lack of core price inflation at either the producer or consumer level and the absence of growth in capital goods orders (excluding defense and aircraft orders) all tell us the current pace of economic growth is not sustainable. As consensus views on the economy shift to reflect more moderation, money should flow into stocks that are less sensitive to the strength of the economy. Consequently, as we have for the last several quarters, we continue to favor, with modest overweights, sectors that offer the potential for stronger secular growth namely TECHNOLOGY, FINANCE and HEALTH CARE. We are also modestly underweight in economically sensitive sectors such as PRODUCER MANUFACTURING, BASIC INDUSTRY, CONSUMER DURABLES and UTILITIES.

 * Standard & Poor's Index of 500 Common Stocks and Standard & Poor's 600 Small Cap Index are unmanaged composite indices of common stocks in industrial, transportation and financial and public utility companies, and can be used to compare total returns of funds whose portfolios are invested primarily in common stocks. Investments cannot be made in an index.

** NASDAQ Over-the-Counter Composite Index is an unmanaged index covering 4,500 stocks traded over the counter. It represents many small company stocks, but is heavily influenced by about 100 of the largest NASDAQ stocks.
   Investments cannot be made in an index.

FEDERATED GROWTH STRATEGIES FUND II
PORTFOLIO OF INVESTMENTS
JUNE 30, 1997 (UNAUDITED)


  SHARES                                                                       VALUE
COMMON STOCKS--96.7%
                     BASIC INDUSTRY--3.9%
               5,600 BMC Industries, Inc.                                 $    191,800
               5,500 Freeport-McMoRan Copper & Gold, Inc., Class B             171,187
               5,400 Monsanto Co.                                              232,537
               2,700 Praxair, Inc.                                             151,200
               9,500 (a)Royal Group Technologies Ltd.                          251,750
               9,200 (a)Steel Dynamics, Inc.                                   230,000
                      Total                                                  1,228,474
                     CONSUMER DURABLES--3.1%
               6,100 Carlisle Cos., Inc.                                       212,737
               4,600 Honda Motor Co. Ltd., ADR                                 276,862
               6,300 Leggett and Platt, Inc.                                   270,900
               2,300 Sony Corp., ADR                                           202,400
                      Total                                                    962,899
                     CONSUMER NON-DURABLES--9.5%
               3,800 Avon Products, Inc.                                       268,137
               4,000 Campbell Soup Co.                                         200,000
               3,900 Coca-Cola Co.                                             263,250
               2,400 Colgate-Palmolive Co.                                     156,600
               1,900 Gillette Co.                                              180,025
               4,500 Interstate Bakeries Corp.                                 266,906
               3,900 (a)Jones Apparel Group, Inc.                              186,225
               4,400 Kimberly-Clark Corp.                                      218,900
               2,700 Nike, Inc., Class B                                       157,612
               7,700 Philip Morris Cos., Inc.                                  341,687
               1,900 Procter & Gamble Co.                                      268,375
               6,000 (a)Tommy Hilfiger Corp.                                   241,125
               7,000 Universal Corp.                                           222,250
                      Total                                                  2,971,092
FEDERATED GROWTH STRATEGIES FUND II

  SHARES                                                                            VALUE
COMMON STOCKS--CONTINUED
              ENERGY MINERALS--8.6%
        4,400 (a)BJ Services Co.                                               $    235,950
        8,100 Baker Hughes, Inc.                                                    313,369
        2,826 British Petroleum Co. PLC, ADR                                        211,656
        4,100 (a)Diamond Offshore Drilling, Inc.                                    320,312
        3,300 (a)ENSCO International, Inc.                                          174,075
        5,200 (a)Global Marine, Inc.                                                120,900
        7,000 (a)Nabors Industries, Inc.                                            175,000
        8,900 (a)Oryx Energy Co.                                                    188,012
        4,100 (a)Petroleum Geo-Services, ADR                                        200,387
        5,800 (a)Rowan Companies, Inc.                                              163,487
        3,200 Royal Dutch Petroleum Co., ADR                                        174,000
        4,000 (a)Smith International, Inc.                                          243,000
        4,500 Unocal Corp.                                                          174,656
                Total                                                             2,694,804
              FINANCE--18.9%
        1,650 Aegon N.V.                                                            115,654
        5,550 Aflac, Inc.                                                           262,237
        6,800 Ahmanson (H.F.) & Co.                                                 292,400
        3,900 Allstate Corp.                                                        284,700
        1,600 American International Group, Inc.                                    239,000
        6,100 Bank of New York Co., Inc.                                            265,350
        4,500 BankAmerica Corp.                                                     290,531
        9,100 (a)Catellus Development Corp.                                         164,937
        3,200 Citicorp                                                              385,800
        7,600 Conseco, Inc.                                                         281,200
       13,425 MBNA Corp.                                                            491,691
        2,500 MGIC Investment Corp.                                                 119,844
        5,500 Mellon Bank Corp.                                                     248,187
        3,200 Merrill Lynch & Co., Inc.                                             190,800

FEDERATED GROWTH STRATEGIES FUND II

   SHARES                                                                           VALUE
COMMON STOCKS--CONTINUED
              FINANCE--CONTINUED
        4,525 Morgan Stanley, Dean Witter, Discover & Co.                      $    194,858
        6,000 NationsBank Corp.                                                     387,000
          300 Providian Corp.                                                         9,637
        3,800 Providian Financial Corp.                                             122,075
        8,300 Schwab (Charles) Corp.                                                337,706
        6,900 SunAmerica, Inc.                                                      336,375
        3,800 T. Rowe Price Associates                                              196,175
        7,466 Travelers Group, Inc.                                                 470,825
        6,400 Travelers Group, Inc., Class A                                        255,200
                Total                                                             5,942,182
              HEALTH CARE--13.8%
        6,600 (a)BioChem Pharma, Inc.                                               146,850
        6,300 (a)Centocor, Inc.                                                     195,694
        4,000 Guidant Corp.                                                         340,000
        4,600 HBO & Co.                                                             316,825
       10,200 (a)HEALTHSOUTH Corp.                                                  254,362
        3,700 Johnson & Johnson                                                     238,187
        5,700 Jones Medical Industries, Inc.                                        270,750
        2,600 Lilly (Eli) & Co.                                                     284,213
        4,600 (a)Liposome Co., Inc.                                                  41,113
        3,600 Merck & Co., Inc.                                                     372,600
        2,800 (a)Oxford Health Plans, Inc.                                          200,900
        3,700 Pfizer, Inc.                                                          442,150
        3,600 (a)Quintiles Transnational Corp.                                      250,650
        7,900 (a)Safeskin Corp.                                                     232,556
        2,900 Teva Pharmaceutical Industries, Ltd., ADR                             187,775
        6,000 (a)Universal Health Services, Inc., Class B                           231,000
        4,000 (a)Vencor, Inc.                                                       169,000
        1,300 Warner-Lambert Co.                                                    161,525
                Total                                                             4,336,150

FEDERATED GROWTH STRATEGIES FUND II

  SHARES                                                                            VALUE
COMMON STOCKS--CONTINUED
PRODUCER MANUFACTURING--6.1%
        9,100 (a)Cable Design Technologies, Class A                            $    267,881
        3,800 (a)EVI, Inc.                                                          159,600
        6,800 General Electric Co.                                                  444,550
        4,300 Precision Castparts Corp.                                             256,388
        3,900 Tyco International, Ltd.                                              271,294
        7,700 (a)U.S. Filter Corp.                                                  209,825
       10,100 (a)U.S. Office Products Co.                                           308,681
                Total                                                             1,918,219
              RETAIL TRADE--4.1%
        5,200 (a)Bed Bath & Beyond, Inc.                                            157,950
        9,200 (a)General Nutrition Cos., Inc.                                       257,600
        2,200 Home Depot, Inc.                                                      151,663
       12,100 Pier 1 Imports, Inc.                                                  320,650
        3,200 (a)Safeway, Inc.                                                      147,600

      9,900   TJX Cos., Inc.                                            261,113
              Total                                                   1,296,576
              SERVICES--3.0
      3,500   (a)HFS, Inc.                                              203,000
      5,400   New York Times Co., Class A                               267,300
     13,500   (a)Philip Services Corp.                                  214,313
      6,500   (a)USA Waste Services, Inc.                               251,063
              Total                                                     935,676
              TECHNOLOGY--19.4%
      5,600   (a)ADC Telecommunications, Inc.                           186,900
      6,400   (a)Advanced Micro Devices, Inc.                           230,400
      2,900   (a)Altera Corp.                                           146,450
      5,500   (a)Applied Materials, Inc.                                389,469
      2,200   (a)Ascend Communications                                   86,625
      5,300   (a)Cadence Design Systems, Inc.                           177,550

FEDERATED GROWTH STRATEGIES FUND II

  SHARES                                                                 VALUE

COMMON STOCKS--CONTINUED
              TECHNOLOGY--CONTINUED
      1,800   (a)Cisco Systems, Inc.                                $   120,825
      3,200   (a)Compaq Computer Corp.                                  317,600
      1,900   (a)Dell Computer Corp.                                    223,131
      9,100   (a)FORE Systems, Inc.                                     123,988
      5,400   (a)HNC Software                                           205,875
      3,100   Intel Corp.                                               439,619
     18,100   (a)Iomega Corp.                                           359,738
      7,200   (a)LSI Logic Corp.                                        230,400
      4,800   Lucent Technologies, Inc                                  345,900
      8,600   (a)Mastech Corp                                           173,075
      5,100   (a)Microsoft Corp.                                        644,513
      2,700   (a)Netscape Communications                                 86,569
      3,300   (a)Oracle Corp.                                           166,238
      3,300   (a)Qualcomm, Inc.                                         167,888
      4,800   (a)Rambus, Inc.                                           223,200
      7,700   (a)Sun Microsystems, Inc.                                 286,584
      4,900   Telefonaktiebolaget LM Ericsson, Class B                  192,938
      3,300   (a)Tellabs, Inc.                                          184,388
      1,700   Texas Instruments, Inc.                                   142,906
      2,900   United Technologies Corp.                                 240,700
              Total                                                   6,093,469
              TRANSPORTATION--0.8
      8,700   Expeditors International Washington, Inc.                 246,863
              UTILITIES--5.5%
      6,500   (a)CalEnergy Co., Inc.                                    247,000
     11,900   Cincinnati Bell, Inc.                                     374,850
      6,200   (a)IXC Communications, Inc.                               162,750
      3,400   (a)Qwest Communications International, Inc.                92,650
      4,800   Sonat, Inc.                                               246,000

FEDERATED GROWTH STRATEGIES FUND II

  SHARES OR
  PAR VALUE                                                              VALUE

COMMON STOCKS--CONTINUED
              UTILITIES--CONTINUED
      3,300   Telefonos de Mexico, Class L, ADR                     $   157,575
     13,700   (a)WorldCom, Inc.                                         438,400
              Total                                                   1,719,225
              TOTAL COMMON STOCKS (IDENTIFIED COST $26,001,814)      30,345,629
PREFERRED STOCKS--0.4%
              TRANSPORTATION--0.4%
      1,600   Continental Airlines, Inc., Conv. Pfd., $4.25
              (IDENTIFIED COST $12,125)                                 126,411
(B)REPURCHASE AGREEMENT--5.3%
$ 1,670,000   BT Securities Corporation, 6.00%, dated 6/30/1997,
              due 7/1/1997 (AT AMORTIZED COST)                        1,670,000
              TOTAL INVESTMENTS (IDENTIFIED COST $27,773,939)(C)    $32,142,040

(a) Non-income producing security.

(b) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

(c) The cost of investments for federal tax purposes amounts to $27,773,939. The net unrealized appreciation of investments on a federal tax basis amounts to $4,368,101 which is comprised of $4,646,528 appreciation and $278,427 depreciation at June 30, 1997.

Note: The categories of investments are shown as a percentage of net assets
      ($31,377,323) at June 30, 1997.

The following acronyms are used throughout this portfolio:

ADR --American Depositary Receipt
PLC --Public Limited Company

(See Notes which are an integral part of the Financial Statements)

FEDERATED GROWTH STRATEGIES FUND II
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1997 (UNAUDITED)

ASSETS:
Total investments in securities, at value (identified and tax cost $27,773,939)                                         $32,142,040
Cash                                                                                                                          2,594
Income receivable                                                                                                            10,720
Receivable for investments sold                                                                                             439,910
  Total assets                                                                                                           32,595,264
LIABILITIES:
Payable for investments purchased                                                                        $1,185,524
Payable for taxes withheld                                                                                      140
Accrued expenses                                                                                             32,277
  Total liabilities                                                                                                       1,217,941
NET ASSETS for 2,153,533 shares outstanding                                                                             $31,377,323
NET ASSETS CONSIST OF:
Paid in capital                                                                                                         $26,329,707
Net unrealized appreciation of investments                                                                                4,368,101
Accumulated net realized gain on investments                                                                                561,022
Undistributed net investment income                                                                                         118,493
  Total Net Assets                                                                                                      $31,377,323

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 $31,377,323 / 2,153,533 shares outstanding                                                                                  $14.57

(See Notes which are an integral part of the Financial Statements)

FEDERATED GROWTH STRATEGIES FUND II
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

INVESTMENT INCOME:
Dividends (net of foreign taxes withheld of $1,295)                                                                     $    97,442
Interest                                                                                                                     48,118
  Total income                                                                                                              145,560
EXPENSES:
Investment advisory fee                                                                                 $    86,319
Administrative personnel and services fee                                                                    61,987
Custodian fees                                                                                                6,445
Transfer and dividend disbursing agent fees and expenses                                                     10,640
Directors'/Trustees' fees                                                                                       715
Auditing fees                                                                                                 4,620
Legal fees                                                                                                    1,085
Portfolio accounting fees                                                                                    24,443
Share registration costs                                                                                      3,926
Printing and postage                                                                                          9,935
Insurance premiums                                                                                            1,901
Miscellaneous                                                                                                 2,439
  Total expenses                                                                                            214,455
Waivers and reimbursements --
  Waiver of investment advisory fee                                                     $  (64,048)
  Reimbursement of other operating expenses                                                (51,988)
     Total waivers and reimbursements                                                                     (116,036)
         Net expenses                                                                                                        98,419
         Net investment income                                                                                               47,141
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments                                                                                            569,166
Net change in unrealized appreciation of investments                                                                      2,848,564
  Net realized and unrealized gain on investments                                                                         3,417,730
     Change in net assets resulting from operations                                                                      $3,464,871

(See Notes which are an integral part of the Financial Statements)

FEDERATED GROWTH STRATEGIES FUND II
STATEMENT OF CHANGES IN NET ASSETS

                                                                                                          SIX MONTHS
                                                                                                            ENDED       YEAR ENDED
                                                                                                         (UNAUDITED)    DECEMBER 31,
                                                                                                        JUNE 30, 1997       1996
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS --
Net investment income                                                                                   $     47,141    $    37,473
Net realized gain on investments and foreign currency
transactions ($569,166 and $110,051, respectively, as computed for
federal tax purposes)                                                                                        569,166        101,778
Net change in unrealized appreciation of investments                                                       2,848,564      1,511,965
  Change in net assets resulting from operations                                                           3,464,871      1,651,216
NET EQUALIZATION CREDITS (DEBITS)--                                                                           71,396         72,517
DISTRIBUTIONS TO SHAREHOLDERS--
Distributions from net investment income                                                                     (37,404)          (700)
Distributions from net realized gains on investments and foreign
currency transactions                                                                                       (109,556)            --
  Change in net assets resulting from distributions to
  shareholders                                                                                              (146,960)          (700)
SHARE TRANSACTIONS (EXCLUSIVE OF AMOUNTS ALLOCATED TO NET

INVESTMENT INCOME) --
Proceeds from sale of shares                                            11,630,124    15,118,252
Net asset value of shares issued to shareholders in payment of
distributions declared                                                     146,049           698
Cost of shares redeemed                                                   (773,006)     (224,666)
  Change in net assets resulting from share transactions                11,003,167    14,894,284
    Change in net assets                                                14,392,474    16,617,317
NET ASSETS:
Beginning of period                                                     16,984,849       367,532
End of period (including undistributed net investment income of
$118,493 and $37,360, respectively)                                    $31,377,323   $16,984,849

(See Notes which are an integral part of the Financial Statements)

FEDERATED GROWTH STRATEGIES FUND II
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                          SIX MONTHS
                                                             ENDED
                                                          (UNAUDITED)   YEAR ENDED DECEMBER 31,
                                                         JUNE 30, 1997       1996          1995(A)
NET ASSET VALUE, BEGINNING OF PERIOD                         $12.80        $10.30        $10.00
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                         0.05          0.05          0.03
 Net realized and unrealized gain (loss)
 on investments                                                1.81          2.45          0.27
 Total from investment operations                              1.86          2.50          0.30
LESS DISTRIBUTIONS
 Distributions from net investment income                     (0.02)       (0.004)           --
 Distributions from net realized gain on investments          (0.07)           --            --
 Total distributions                                          (0.09)       (0.004)           --
NET ASSET VALUE, END OF PERIOD                               $14.57        $12.80        $10.30
TOTAL RETURN(B)                                               14.60%        24.32%         3.00%
RATIOS TO AVERAGE NET ASSETS
 Expenses                                                      0.66%*        0.85%         0.85%*
 Net investment income                                         0.32%*        0.55%         1.91%*
 Expense waiver/reimbursement(c)                               0.78%*        3.87%        76.95%*
SUPPLEMENTAL DATA
 Net assets, end of period (000 omitted)                    $31,377       $16,985        $  368
 Average commission rate paid(d)                            $0.0574       $0.0376            --
 Portfolio turnover                                              70%           96%            4%

* Computed on an annualized basis.

(a) Reflects operations for the period from November 9, 1995 (date of initial public investment) to December 31, 1995.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged. This disclosure is required for fiscal years beginning on or after September 1, 1995.

(See Notes which are an integral part of the Financial Statements)

FEDERATED GROWTH STRATEGIES FUND II
NOTES TO FINANCIAL STATEMENTS

JUNE 30, 1997 (UNAUDITED)

1. ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Growth Strategies Fund II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

  INVESTMENT VALUATIONS -- Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

 REPURCHASE AGREEMENTS-- It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

 The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

 INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS-- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

 FEDERAL TAXES-- It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

 EQUALIZATION-- The Fund follows the accounting practice known as equalization. With equalization, a portion of the proceeds from sales and costs of redemptions of Fund shares (equivalent, on a per share basis, to the amount of undistributed net investment income on the date of the transaction) is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or redemptions of Fund shares.

 WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS-- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

 USE OF ESTIMATES-- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

 OTHER-- Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without per value). Transactions in capital stock were as follows:

                                                                                      SIX MONTHS
                                                                                        ENDED       YEAR ENDED
                                                                                       JUNE 30,    DECEMBER 31,
                                                                                         1997          1996
 Shares sold                                                                             872,823      1,310,281
 Shares issued to shareholders in payment of distributions declared                       11,312             64
 Shares redeemed                                                                         (57,407)       (19,226)
  Net change resulting from share transactions                                           826,728      1,291,119

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

 INVESTMENT ADVISORY FEE-- Federated Advisers, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets.

 ADMINISTRATIVE FEE-- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

 TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES-- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

 PORTFOLIO ACCOUNTING FEES-- FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

 GENERAL -- Certain of the Officers and Trustees of the Trust are Officers and

   Directors or Trustees of the above companies.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended June 30, 1997, were as follows:

PURCHASES             $26,766,710
SALES                 $15,365,114

TRUSTEES

John F. Donahue
Thomas G. Bigley
John T. Conroy, Jr.
William J. Copeland
J. Christopher Donahue
James E. Dowd
Lawrence D. Ellis, M.D.
Edward L. Flaherty, Jr.
Peter E. Madden
Gregor F. Meyer
John E. Murray, Jr.
Wesley W. Posvar
Marjorie P. Smuts

OFFICERS
John F. Donahue
Chairman
J. Christopher Donahue
President
Edward C. Gonzales
Executive Vice President
John W. McGonigle
Executive Vice President, Treasurer, and Secretary
Richard B. Fisher
Vice President
Matthew S. Hardin
Assistant Secretary

Variable funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in variable funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

FEDERATED GROWTH STRATEGIES FUND II
SEMI-ANNUAL REPORT
TO SHAREHOLDERS
JUNE 30, 1997

FEDERATED INSURANCE SERIES

[Graphic]

FEDERATED INVESTORS
Federated Securities Corp., Distributor

Cusip 313916702
G00433-08 (8/97)
[Graphic]


PRESIDENT'S MESSAGE

Dear Fellow Shareholder:

I am pleased to present the Semi-Annual Report to shareholders for Federated High Income Bond Fund II, a portfolio of Federated Insurance Series.

This report covers the six-month period from January 1, 1997, through June 30, 1997. It begins with a commentary by the fund's portfolio manager, which is followed by a complete listing of the fund's high-yield bond holdings and the financial statements.

Amid a strong economic environment, the fund's broadly diversified, carefully researched portfolio of more than 220 high-yield, lower-rated bonds* rewarded shareholders with a total return of 6.07%.** Contributing to this total return were a very healthy income stream totaling $0.46 per share, capital gains totaling $0.04 per share, and an $0.11 increase in net asset value. On June 30, 1997, total net assets reached $101.4 million.

Thank you for participating in the income opportunities of high-yield corporate bonds through the diversification and professional management of Federated High Income Bond Fund II. We trust you were pleased with the performance of your investment. As always, we welcome your comments and suggestions.

Very sincerely yours,

[Graphic]

J. Christopher Donahue
President
August 15, 1997

* Lower rated bonds involve a higher degree of risk than investment grade bonds in return for higher yield potential.

**Performance quoted reflects past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance information does not reflect the charges and expenses of a variable annuity or variable life insurance contract.

INVESTMENT REVIEW

High-yield bonds delivered outstanding returns in the first half of 1997 on both a relative and absolute basis. These returns were driven by an almost ideal economic performance by the domestic economy. First quarter growth was very strong while second quarter slowed to a respectable but perhaps more sustainable pace. From a high-yield bond perspective, the continued strong performance of the economy resulted in low default rates and modestly tighter yield spreads between high-yield bonds and treasury securities. Perhaps more remarkable, this strong economic growth occurred without rekindling inflationary pressures. Despite a 25 basis point increase in the Federal funds rate by the Federal Reserve Board (the "Fed"), interest rates on 10-year treasury securities rose only seven basis points. Strong economic growth, good corporate earnings growth, and low inflation drove stock prices to record levels. The strong equity market provided high-yield issuers with increased financial flexibility and provided increased equity value "protection" to high-yield securities. Finally, high-yield bonds benefited from extremely strong demand during the reporting period which offset a record amount of new issue activity. Mutual funds continued to have inflows while insurance companies and pension funds continued to allocate money to the high-yield market. Also, structured products such as collateralized bond obligations allocated substantial dollars to the high-yield sector. These factors contributed to the outstanding returns for the high-yield sector. For example, the Lehman Brothers High Yield Bond Index* returned 5.82% over the reporting period, outperforming the Lehman Brothers Aggregate Bond Index,* a measure of high-quality bond performance, which returned 3.09% over the reporting period.

The fund, with a return of 6.07%,** performed very well over the reporting period outperforming both the Lehman Brothers High Yield Bond Index and the Lipper High Current Yield Fund Average which returned 5.99%.*** The fund benefited from good security selection during the reporting period avoiding most of the deteriorating credit situation in the quarter such as PENN TRAFFIC, HARVARD INDUSTRIES and GRAND UNION. Several sector and specific holdings performed well above the overall market. The fund's holdings in the Australian cable TV market rebounded strongly from depressed year end levels. The fund's radio holdings, especially preferred stocks of AMERICAN RADIO and CHANCELLOR BROADCASTING, performed very well as investors' comfort level with the consolidation occurring in the radio industry increased. The fund's holdings in the domestic cable area such as CABLEVISION SYSTEMS and COMCAST performed very well as investors focused on the value in well-run, highly clustered cable operators. This was highlighted by Microsoft's $1 billion equity investment in Comcast. Finally, specific holdings such as JOHNSTOWN AMERICA, BAYOU STEEL, MILLICOM INTERNATIONAL, NEXTEL and CURTICE-BURNS FOODS turned in good performance during the reporting period based on company specific events. On the negative side, the fund's position in WIRELESS ONE, a microwave cable TV operator underperformed as questions about this technology's competitiveness continued. Also, the fund's position in ROYAL OAK, a gold mining company underperformed due to weak gold prices.

* Lehman Brothers High Yield Bond Index is an unmanaged index which includes fixed rate, public nonconvertible, non-investment grade issues that are rated Ba1 or lower by Moody's Investors Service. Lehman Brothers Aggregate Bond Index is an unmanaged total return index measuring both the capital price changes and income provided by the underlying universe of securities, weighted by market value outstanding. Investments cannot be made in an index.

** Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance information does not reflect the charges and expenses of a variable annuity or variable life insurance contract.

*** Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

Our outlook for the high-yield market continues to be optimistic, especially as we look out over the balance of 1997. We see nothing to alter our outlook for steady economic growth and modest inflation. From a portfolio perspective, the fund's largest sector exposures continue to be telecommunications, cable TV, and broadcasting. Many of the fund's telecommunications positions such as TELEPORT and QWEST COMMUNICATIONS are benefiting from technology advances and deregulation. The domestic cable TV market is rapidly changing as new delivery devices such as satellite broadcasters attempt to gain subscribers. We believe that the new entrants will expand the overall market while large well managed, well clustered traditional operators will continue to do well. The fund also has exposure to the United Kingdom cable TV and telecommunication market which is in its early stage of development. We think these issuers will gain market share and eventually consolidate benefiting high-yield issuers. Recently, the fund has increased exposure in the oil and gas industry focusing on the drilling sector and producers who will benefit from expanding production. Finally, the fund has modestly increased the overall quality of the portfolio in response to the spread tightening that has occurred over the past six months.

FEDERATED HIGH INCOME BOND FUND II
PORTFOLIO OF INVESTMENTS

JUNE 30, 1997 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                                           VALUE
CORPORATE BONDS--89.6%
               AEROSPACE & DEFENSE--0.3%
$      250,000 Tracor, Inc., Sr. Sub. Note, 8.50%, 3/1/2007       $   254,375
               AUTOMOBILE--2.8%
       225,000 Aftermarket Technology Co., Sr. Sub. Note, 12.00%,     252,000
               8/1/2004
       350,000 Aftermarket Technology Co., Sr. Sub. Note, Series D,
               12.00%,
               8/1/2004                                               392,000
       825,000 Collins & Aikman Products Co., Sr. Sub. Note, 11.50%,  938,437
               4/15/2006
       350,000 Exide Corp., Sr. Note, 10.00%, 4/15/2005               364,875
       450,000 Lear Corp., Sub. Note, 9.50%, 7/15/2006                480,375
       100,000 Lear Seating Corp., Sr. Sub. Note, 11.25%, 7/15/2000   101,000
       100,000 Lear Seating Corp., Sub. Note, 8.25%, 2/1/2002         100,750
       250,000 (a)Oxford Automotive, Inc., Sr. Sub. Note, 10.125%,    252,813
               6/15/2007
                Total                                               2,882,250
               BANKING--1.2%
     1,125,000 First Nationwide Escrow Corp., Sr. Sub. Note,        1,240,313
               10.625%, 10/1/2003
               BEVERAGE & TOBACCO--0.8%
       450,000 Dimon, Inc., Sr. Note, 8.875%, 6/1/2006                469,687
       400,000 Dr. Pepper Bottling Holdings Co., Sr. Disc. Note,
               0/11.625%,
               2/15/2003                                              396,000
                Total                                                 865,687
               BROADCAST RADIO & TV--5.2%
       200,000 (a)Capstar Radio Broadcasting Partners, Sr. Sub. Note,
               9.25%,
               7/1/2007                                               195,000
       250,000 (a)Chancellor Radio Broadcasting Co., Sr. Sub. Note,   250,000
               8.75%, 6/15/2007
       250,000 Chancellor Radio Broadcasting Co., Sr. Sub. Note,
               9.375%,
               10/1/2004                                              260,625
       200,000 Jacor Communications, Inc., Sr. Sub. Note, 9.75%,      208,500
               12/15/2006
       550,000 Lamar Advertising Co., Sr. Sub. Note, 9.625%,          567,875
               12/1/2006

FEDERATED HIGH INCOME BOND FUND II

  PRINCIPAL
AMOUNT                                                           VALUE

CORPORATE BONDS--CONTINUED
               BROADCAST RADIO & TV--CONTINUED
$      500,000 (a)Outdoor Systems, Inc., Sr. Sub. Note, 8.875%,   $   490,000
               6/15/2007
       400,000 SCI Television, Inc., Sr. Secd. Note, 11.00%,          424,084
               6/30/2005
       525,000 SFX Broadcasting, Inc., Sr. Sub. Note, 10.75%,         574,875
               5/15/2006
       150,000 Sinclair Broadcast Group, Inc., Sr. Sub. Note,         155,250
               10.00%, 12/15/2003
       575,000 Sinclair Broadcast Group, Inc., Sr. Sub. Note,         595,125
               10.00%, 9/30/2005
       250,000 (a)Sinclair Broadcast Group, Inc., Sr. Sub. Note       243,750
               9.00%, 7/15/2007
        50,000 Sullivan Broadcast Holdings Inc., Deb., 13.25%,         49,250
               12/15/2006
       600,000 Sullivan Broadcast Holdings Inc., Sr. Sub. Note,       615,000
               10.25%, 12/15/2005
       475,000 Young Broadcasting, Inc., Sr. Sub. Note, 10.125%,      501,125
               2/15/2005
       150,000 Young Broadcasting, Inc., Sr. Sub. Note, 9.00%,        148,125
               1/15/2006
                Total                                               5,278,584
               BUILDING & DEVELOPMENT--0.4%
       250,000 (a)American Builders & Contractors Supply Co., Inc.,
               Sr. Sub. Note,
               10.625%, 5/15/2007                                     258,750
       150,000 Building Materials Corp. of America, Sr. Note,         153,375

               8.625%, 12/15/2006
                Total                                                 412,125
               BUSINESS EQUIPMENT & SERVICES--1.7%
       300,000 (a)Electronic Retailing Systems International, Inc.,
               Sr. Disc. Note,
               0/13.00%, 2/1/2004                                     208,500
       325,000 Knoll Inc., Sr. Sub. Note, 10.875%, 3/15/2006          361,156
       500,000 Outsourcing Solutions, Inc., Sr. Sub. Note, 11.00%,    547,500
               11/1/2006
       500,000 United Stationers Supply Co., Sr. Sub. Note, 12.75%,   570,625
               5/1/2005
                Total                                               1,687,781
               CABLE TELEVISION--12.5%
       200,000 Australis Holdings Pty Limited, Unit, 0/15.00%,        148,000
               11/1/2002
       275,000 Australis Media Limited, Unit, 0/14.00%, 5/15/2003     200,093
       550,000 Bell Cablemedia PLC, Sr. Disc. Note, 0/11.95%,         497,750
               7/15/2004
       200,000 CF Cable TV, Inc., Sr. Secd. 2nd Priority Note,        228,000
               11.625%, 2/15/2005
       150,000 Cablevision Systems Corp., Sr. Sub. Deb., 9.875%,      157,500
               2/15/2013

FEDERATED HIGH INCOME BOND FUND II

 PRINCIPAL
  AMOUNT                                                            VALUE
CORPORATE BONDS--CONTINUED
               CABLE TELEVISION--CONTINUED
$      100,000 Cablevision Systems Corp., Sr. Sub. Note, 10.50%,  $   109,500
               5/15/2016
       375,000 Cablevision Systems Corp., Sr. Sub. Note, 9.25%,       390,000
               11/1/2005
       650,000 Cablevision Systems Corp., Sr. Sub. Note, 9.875%,      692,250
               5/15/2006
       425,000 Charter Communications Southeast, L.P., Sr. Note,
               11.25%,
               3/15/2006                                              456,875
       900,000 Comcast Corp., Sr. Sub. Deb., 9.375%, 5/15/2005        949,500
       600,000 Comcast UK Cable, Deb., 0/11.20%, 11/15/2007           459,048
     2,000,000 (a)Diamond Cable Communications PLC, Sr. Disc. Note,
               0/10.75%,
               2/15/2007                                            1,160,000
     1,000,000 EchoStar Satellite Broadcasting Corp., Sr. Disc.
               Note, 0/13.125%,
               3/15/2004                                              715,000
     1,100,000 International Cabletel, Inc., Sr. Defd. Cpn. Note,     761,750
               0/11.50%, 2/1/2006
       475,000 International Cabletel, Inc., Sr. Disc. Note,          368,125
               0/12.75%, 4/15/2005
       400,000 Le Groupe Videotron Ltee, Sr. Note, 10.625%,           448,000
               2/15/2005
       400,000 Lenfest Communications Inc., Sr. Note, 8.375%,         395,000
               11/1/2005
       300,000 Pegasus Media, Note, 12.50%, 7/1/2005                  325,500
       400,000 Rogers Cablesystems Ltd., Sr. Secd. 2nd Priority
               Note, 10.00%,
               12/1/2007                                              432,000
       400,000 Rogers Cablesystems Ltd., Sr. Secd. 2nd Priority
               Note, 10.00%,
               3/15/2005                                              436,000
       400,000 Rogers Cablesystems Ltd., Sr. Sub. Gtd. Note, 11.00%,  439,000
               12/1/2015
       750,000 Tele-Communications, Inc., Sr. Note, 6.875%, 2/15/2006 710,903
       225,000 (a)TCI Satellite Entertainment, Inc., Sr. Sub. Disc.
               Note, 0/12.25%,
               2/15/2007                                              133,875
       200,000 (a)TCI Satellite Entertainment, Inc., Sr. Sub. Note,   200,500
               10.875%, 2/15/2007
     1,800,000 TeleWest PLC, Sr. Disc. Deb., 0/11.00%, 10/1/2007    1,314,000
       650,000 UIH Australia/Pacific, Sr. Disc. Note, 0/14.00%,       396,500
               5/15/2006
       150,000 Wireless One, Inc., Sr. Note, 13.00%, 10/15/2003        96,000
       100,000 Wireless One, Inc., Unit, 0/13.50%, 8/1/2006            27,500
                Total                                              12,648,169

FEDERATED HIGH INCOME BOND FUND II

 PRINCIPAL
  AMOUNT                                                             VALUE
CORPORATE BONDS--CONTINUED
               CHEMICALS & PLASTICS--3.9%
$      350,000 Astor Corp., Sr. Sub. Note, 10.50%, 10/15/2006     $   372,750
       300,000 Buckeye Cellulose Corp., Sr. Sub. Note, 9.25%,         315,000
               9/15/2008
       200,000 Crain Industries, Inc., Sr. Sub. Note, 13.50%,         229,000
               8/15/2005
       100,000 (a)Foamex L.P., Sr. Sub. Note, 9.875%, 6/15/2007       103,000

   600,000  Harris Chemical North America, Inc., Sr. Note,              618,000
            10.25%, 7/15/2001
   500,000  ISP Holding, Inc., Sr. Note, 9.00%, 10/15/2003              520,625
   150,000  ISP Holding, Inc., Sr. Note, 9.75%, 2/15/2002               159,750
   383,000  Polymer Group, Inc., Sr. Note, 12.25%, 7/15/2002            428,205
   450,000  RBX Corp., Sr. Sub. Note, Series B, 11.25%,                 400,500
            10/15/2005
   975,000  Sterling Chemicals Holdings, Inc., Sr. Disc. Note,
            0/13.50%, 8/15/2008                                         650,813
   150,000  Uniroyal Technology Corp., Sr. Secd. Note, 11.75%,          150,000
            6/1/2003
            Total                                                     3,947,643
            CLOTHING & TEXTILES--3.1%
   200,000  (a)Collins & Aikman Floorcoverings, Inc., Sr. Sub.
            Note, 10.00%, 1/15/2007                                     203,500
   450,000  (a)GFSI, Inc., Sr. Sub. Note, 9.625%, 3/1/2007              455,625
   450,000  (a)Glenoit Corp., Sr. Sub. Note, 11.00%, 4/15/2007          473,625
   250,000  Pillowtex Corp., Sr. Sub. Note, 10.00%, 11/15/2006          262,500
 1,650,000  WestPoint Stevens, Inc., Sr. Sub. Deb., 9.375%,           1,724,250
            12/15/2005
            Total                                                     3,119,500
            CONSUMER PRODUCTS--3.6%
   400,000  American Safety Razor Co., Sr. Note, 9.875%, 8/1/2005       420,000
   150,000  Herff Jones, Inc., Sr. Sub. Note, 11.00%, 8/15/2005         162,750
   150,000  Hosiery Corp. of America, Inc., Sr. Sub. Note,              164,250
            13.75%, 8/1/2002
   450,000  ICON Fitness Corp., Sr. Disc. Note, 0/14.00%,               247,500
            11/15/2006
   150,000  ICON Health & Fitness, Inc., Sr. Sub. Note, 13.00%,         169,500
            7/15/2002
   525,000  Playtex Family Products Corp., Sr. Sub. Note, 9.00%,        534,188
            12/15/2003
   450,000  Renaissance Cosmetics, Inc., Sr. Note, 11.75%,              475,875
            2/15/2004

FEDERATED HIGH INCOME BOND FUND II

 PRINCIPAL
 AMOUNT                                                                 VALUE

CORPORATE BONDS--CONTINUED
            CONSUMER PRODUCTS--CONTINUED
$   50,000  Revlon Consumer Products Corp., Note, 9.375%,            $   51,688
            4/1/2001
   625,000  Revlon Consumer Products Corp., Sr. Sub. Note,              670,313
            10.50%, 2/15/2003
   450,000  Simmons Co., Sr. Sub. Note, 10.75%, 4/15/2006               477,000
   300,000  Syratech Corp., Sr. Note, 11.00%, 4/15/2007                 320,250
            Total                                                     3,693,314
            CONTAINER & GLASS PRODUCTS--1.6%
   575,000  Owens-Illinois, Inc., Sr. Sub. Note, 9.75%, 8/15/2004       605,906
   450,000  Owens-Illinois, Inc., Sr. Sub. Note, 9.95%,                 478,125
            10/15/2004
   300,000  Packaging Resources Inc., Sr. Note, 11.625%, 5/1/2003       313,500
   250,000  Plastic Containers, Inc., Sr. Secd. Note, 10.00%,           260,625
            12/15/2006
            Total                                                     1,658,156
            ECOLOGICAL SERVICES & EQUIPMENT--1.7%
   700,000  (a)Allied Waste Industries, Inc., Sr. Disc. Note,           442,750
            0/11.30%, 6/1/2007
   850,000  (a)Allied Waste North America, Inc., Sr. Sub. Note,         912,687
            10.25%, 12/1/2006
   200,000  ICF Kaiser International, Inc., Sr. Sub. Note,              207,000
            13.00%, 12/31/2003
   225,000  (b)Mid-American Waste Systems, Inc., Sr. Sub. Note,
            12.25%, 2/15/2003                                           115,875
            Total                                                     1,678,312
            ELECTRONICS--1.4%
   500,000  Advanced Micro Devices, Inc., Sr. Secd. Note, 11.00%,       558,750
            8/1/2003
   500,000  (a)Fairchild Semiconductor Corp., Sr. Sub. Note,            530,000
            10.125%, 3/15/2007
    50,000  (a)Therma-Wave, Inc., Sr. Note, 10.625%, 5/15/2004           53,500
   225,000  (a)Viasystems, Inc., Sr. Sub. Note, 9.75%, 6/1/2007         229,500
            Total                                                     1,371,750
            FINANCIAL INTERMEDIARIES--0.7%
   375,000  ContiFinancial Corp., Sr. Note, 8.375%, 8/15/2003           384,787
   300,000  Olympic Financial Ltd., Unit, 11.50%, 3/15/2007             306,000
            Total                                                       690,787

FEDERATED HIGH INCOME BOND FUND II

  PRINCIPAL
  AMOUNT                                                                VALUE

CORPORATE BONDS--CONTINUED
            FOOD & DRUG RETAILERS--1.3%

$  375,000  Carr-Gottstein Foods Co., Sr. Sub. Note, 12.00%,         $  417,187
            11/15/2005
   150,000  (a)DiGiorgio Corp., Sr. Note, 10.00%, 6/15/2007             149,250
   725,000  Ralph's Grocery Co., Sr. Note, 10.45%, 6/15/2004            781,188
            Total                                                     1,347,625
            FOOD PRODUCTS--1.9%
   400,000  Curtice-Burns Foods, Inc., Sr. Sub. Note, 12.25%,           441,000
            2/1/2005
   650,000  International Home Foods, Inc., Sr. Sub. Note,              671,125
            10.375%, 11/1/2006
   300,000  (a)MBW Foods Inc., Sr. Sub. Note, 9.875%, 2/15/2007         305,250
   100,000  Specialty Foods Corp., Sr. Sub. Note, 11.25%,                87,000
            8/15/2003
   350,000  Van de Kamp's, Inc., Sr. Sub. Note, 12.00%, 9/15/2005       392,000
            Total                                                     1,896,375
            FOREST PRODUCTS--2.8%
    50,000  Container Corp. of America, Sr. Note, 11.25%,                54,750
            5/1/2004
   100,000  Container Corp. of America, Sr. Note, 9.75%, 4/1/2003       105,500
   450,000  Four M Corp., Sr. Note, 12.00%, 6/1/2006                    466,875
   200,000  Repap New Brunswick, 2nd Priority Sr. Secd. Note,
            10.625%, 4/15/2005                                          190,000
   200,000  Riverwood International Corp., Sr. Sub. Note,               181,000
            10.875%, 4/1/2008
   500,000  S. D. Warren Co., Sr. Sub. Note, 12.00%, 12/15/2004         562,500
   100,000  Stone Container Corp., Sr. Note, 11.50%, 10/1/2004          104,500
   800,000  Stone Container Corp., Sr. Note, 12.58%, 8/1/2016           848,000
   400,000  Uniforet Inc., Sr. Note, 11.125%, 10/15/2006                376,000
            Total                                                     2,889,125
            HEALTHCARE--3.1%
   675,000  Dade International, Inc., Sr. Sub. Note, 11.125%,           756,000
            5/1/2006
   250,000  Genesis Health Ventures, Inc., Sr. Sub. Note, 9.25%,        255,000
            10/1/2006
   200,000  Genesis Health Ventures, Inc., Sr. Sub. Note, 9.75%,        208,000
            6/15/2005
   200,000  Tenet Healthcare Corp., Sr. Note, 8.00%, 1/15/2005          202,000

FEDERATED HIGH INCOME BOND FUND II

  PRINCIPAL
  AMOUNT                                                                VALUE

CORPORATE BONDS--CONTINUED
            HEALTHCARE--CONTINUED
$  900,000  Tenet Healthcare Corp., Sr. Sub. Note, 10.125%,          $  990,000
            3/1/2005
   700,000  Tenet Healthcare Corp., Sr. Sub. Note, 8.625%,              714,000
            1/15/2007
            Total                                                     3,125,000
            HOME PRODUCTS & FURNISHINGS--0.3%
   300,000  (a)Falcon Building Products, Inc., Sr. Sub. Disc.
            Note, 0/10.50%, 6/15/2007                                   181,500
   150,000  (a)Falcon Building Products, Inc., Sr. Sub. Note,           150,750
            9.50%, 6/15/2007
            Total                                                       332,250
            HOTELS, MOTELS, INNS & CASINOS--0.4%
   350,000  Courtyard by Marriott II LP, Sr. Note, 10.75%,              378,875
            2/1/2008
            INDUSTRIAL PRODUCTS & EQUIPMENT--4.2%
   150,000  Amphenol Corp., Sr. Sub. Note, 9.875%, 5/15/2007            155,625
   400,000  Cabot Safety Acquisition Corp., Sr. Sub. Note,              442,000
            12.50%, 7/15/2005
   300,000  (a)Continental Global Group, Inc., Sr. Note, 11.00%,        315,750
            4/1/2007
   400,000  Euramax International PLC, Sr. Sub. Note, 11.25%,           432,000
            10/1/2006
   250,000  Fairfield Manufacturing Co., Inc., Sr. Sub. Note,           267,500
            11.375%, 7/1/2001
   300,000  Hawk Corp., Sr. Note, 10.25%, 12/1/2003                     309,750
   300,000  International Knife & Saw, Inc., Sr. Sub. Note,             323,250
            11.375%, 11/15/2006
   100,000  Johnstown America Industries, Inc., Sr. Sub. Note,
            11.75%, 8/15/2005                                           105,250
   525,000  (a)MMI Products, Inc., Sr. Sub. Note, 11.25%,               559,125
            4/15/2007
   250,000  Mettler-Toledo, Inc., Sr. Sub. Note, 9.75%, 10/1/2006       266,250
   400,000  (a)Neenah Corp., Sr. Sub. Note, 11.125%, 5/1/2007           426,000
   125,000  (a)Roller Bearing Co. of America, Inc., Sr. Sub. Note,      127,813
            9.625%, 6/15/2007
   500,000  Unifrax Investment Corp., Sr. Note, 10.50%, 11/1/2003       522,500
            Total                                                     4,252,813
            LEISURE & ENTERTAINMENT--4.9%
 1,150,000  AMF Group, Inc., Sr. Sub. Disc. Note, 0/12.25%,             822,250
            3/15/2006
   100,000  AMF Group, Inc., Sr. Sub. Note, 10.875%, 3/15/2006          108,500

FEDERATED HIGH INCOME BOND FUND II

 PRINCIPAL
  AMOUNT                                                                              VALUE
CORPORATE BONDS--CONTINUED
                     LEISURE & ENTERTAINMENT--CONTINUED
$            300,000 Cobblestone Golf Group, Inc., Sr. Note, 11.50%,                $  316,500
                     6/1/2003
             150,000 (a)KSL Recreation Group, Inc., Sr. Sub. Note, 10.25%,             156,750
                     5/1/2007
             150,000 Premier Parks, Inc., Sr. Note, 12.00%, 8/15/2003                  166,875
             175,000 Premier Parks, Inc., Sr. Note, 9.75%, 1/15/2007                   182,875
           1,225,000 Six Flags Theme Parks, Sr. Sub. Disc. Note, 0/12.25%,           1,261,750
                     6/15/2005
           2,000,000 Viacom, Inc., Sub. Deb., 8.00%, 7/7/2006                        1,955,000
                      Total                                                          4,970,500
                     MACHINERY & EQUIPMENT--1.8%
             500,000 Alvey Systems, Inc., Sr. Sub. Note, 11.375%,                      517,500
                     1/31/2003
             600,000 Clark Material Handling Corp., Sr. Note, 10.75%,                  631,500
                     11/15/2006
             233,000 Primeco Inc., Sr. Sub. Note, 12.75%, 3/1/2005                     277,270
             400,000 Tokheim Corp., Sr. Sub. Note, 11.50%, 8/1/2006                    442,000
                      Total                                                          1,868,270
                     METALS & MINING--0.4%
             400,000 Royal Oak Mines, Inc., Sr. Sub. Note, 11.00%,                     388,000
                     8/15/2006
                     OIL & GAS--4.8%
             775,000 Abraxas Petroleum Corp., Sr. Note, 11.50%, 11/1/2004              846,687
             325,000 DI Industries, Inc., Sr. Note, 8.875%, 7/1/2007                   321,750
             100,000 Falcon Drilling Co., Inc., Sr. Note, 8.875%,                      101,500
                     3/15/2003
             150,000 Falcon Drilling Co., Inc., Sr. Note, 9.75%, 1/15/2001             156,000
              50,000 Falcon Drilling Co., Inc., Sr. Sub. Note, 12.50%,                  55,750
                     3/15/2005
             350,000 Forcenergy Gas Exploration, Inc., Sr. Sub. Note,                  343,000
                     8.50%, 2/15/2007
             600,000 Forcenergy Gas Exploration, Inc., Sr. Sub. Note,                  622,500
                     9.50%, 11/1/2006
             100,000 Giant Industries, Inc., Sr. Sub. Note, 9.75%,                     103,000
                     11/15/2003
             250,000 Mesa Operating Company, Sr. Sub. Note, 10.625%,                   285,313
                     7/1/2006
             100,000 (a)Pacalta Resources Ltd., Sr. Note, 10.75%, 6/15/2004            101,500
             150,000 (a)Petsec Energy, Inc., Sr. Sub. Note, 9.50%,                     150,000
                     6/15/2007
             500,000 Pride Petroleum Services, Inc., Sr. Note, 9.375%,                 518,750
                     5/1/2007

FEDERATED HIGH INCOME BOND FUND II

 PRINCIPAL
  AMOUNT                                                                              VALUE

CORPORATE BONDS--CONTINUED
                     OIL & GAS--CONTINUED
$            675,000 United Meridian Corp., Sr. Sub. Note, 10.375%,                 $  734,063
                     10/15/2005
             300,000 (a)United Refining Co., Sr. Note, 10.75%, 6/15/2007               298,500
             250,000 (a)XCL, Ltd., Unit, 13.50%, 5/1/2004                              256,250
                      Total                                                          4,894,563
          PRINTING & PUBLISHING--2.3%
             750,000 Affiliated Newspaper Investments, Inc., Sr. Disc.
                     Note, 0/13.25%,
                     7/1/2006                                                          680,625
             150,000 Garden State Newspapers, Inc., Sr. Sub. Note, 12.00%,             167,250
                     7/1/2004
             200,000 Hollinger International Publishing, Inc., Sr. Sub.
                     Note, 9.25%,
                     2/1/2006                                                          205,000
             350,000 Hollinger International Publishing, Inc., Sr. Sub.
                     Note, 9.25%,
                     3/15/2007                                                         360,500
             250,000 K-III Communications Corp., Company Guarantee, Series
                     B, 8.50%,
                     2/1/2006                                                          252,825
             450,000 Petersen Publishing Co., L.L.C., Sr. Sub. Note,                   504,000
                     11.125%, 11/15/2006
             125,000 (a)Von Hoffmann Press, Inc., Sr. Sub. Note, 10.375%,              130,625
                     5/15/2007
                      Total                                                          2,300,825
                     REAL ESTATE--0.4%
             335,000 Trizec Finance Ltd., Sr. Note, 10.875%, 10/15/2005                378,550
                     RETAILERS--0.8%
             425,000 Brylane Capital Corp., Sr. Sub. Note, 10.00%,                     456,875
                     9/1/2003
             325,000 (a)Leslie's Poolmart, Inc., Sr. Note, 10.375%,                    334,750
                     7/15/2004
                      Total                                                            791,625
                     SERVICES--1.4%
             300,000 Coinmach Corp., Sr. Note, 11.75%, 11/15/2005                      332,250

             600,000 Intertek Finance PLC, Sr. Sub. Note, 10.25%,              628,500
                     11/1/2006
             450,000 KinderCare Learning Centers, Inc., Sr. Sub. Note,         435,375
                     9.50%, 2/15/2009
                      Total                                                  1,396,125

FEDERATED HIGH INCOME BOND FUND II

 PRINCIPAL
  AMOUNT                                                                      VALUE

CORPORATE BONDS--CONTINUED
          STEEL--2.1%
$            375,000 Acme Metals, Inc., Sr. Secd. Disc. Note, 0/13.50%,     $  418,125
                     8/1/2004
             300,000 Bayou Steel Corp., 1st Mtg. Note, 10.25%, 3/1/2001        304,500
             400,000 EnviroSource, Inc., Sr. Note, 9.75%, 6/15/2003            393,000
             500,000 GS Technologies Operating Co., Inc., Sr. Note,            540,000
                     12.00%, 9/1/2004
             225,000 GS Technologies Operating Co., Inc., Sr. Note,            246,938
                     12.25%, 10/1/2005
             200,000 Republic Engineered Steel, Inc., 1st Mtg. Note,           186,750
                     9.875%, 12/15/2001
                      Total                                                  2,089,313
                     SURFACE TRANSPORTATION--2.8%
             425,000 AmeriTruck Distribution Corp., Sr. Sub. Note, 12.25%,     434,562
                     11/15/2005
             350,000 (a)Chemical Leaman Corp., Sr. Note, 10.375%, 6/15/2005    357,875
             500,000 Gearbulk Holding Limited, Sr. Note, 11.25%, 12/1/2004     555,000
             500,000 Statia Terminals International N.V., 1st Mtg. Note,
                     11.75%,
                     11/15/2003                                                530,000
             750,000 Stena AB, Sr. Note, 10.50%, 12/15/2005                    823,125
             200,000 Trism, Inc., Sr. Sub. Note, 10.75%, 12/15/2000            193,000
                      Total                                                  2,893,562
                     TELECOMMUNICATIONS & CELLULAR--10.8%
             350,000 American Communications Services Inc., Sr. Disc.
                     Note, 0/12.75%,
                     4/1/2006                                                  197,750
             250,000 Arch Communications Group, Inc., Sr. Disc. Note,
                     0/10.875%,
                     3/15/2008                                                 133,125
           1,050,000 Brooks Fiber Properties, Inc., Sr. Disc. Note,            719,250
                     0/10.875%, 3/1/2006
             525,000 Brooks Fiber Properties, Inc., Sr. Disc. Note,            343,875
                     0/11.875%, 11/1/2006
             575,000 Cellular Communications International, Inc., Sr.
                     Disc. Note, 13.25%
                     accrual, 8/15/2000                                        442,750
             350,000 (a)Cellular Communications of Puerto Rico, Inc., Sr.
                     Sub. Note, 10.00%,
                     2/1/2007                                                  346,500
             500,000 (a)Comcast Cellular Holdings, Inc., Sr. Note, 9.50%,      506,250
                     5/1/2007
           1,400,000 Intermedia Communications of Florida, Inc., Sr. Disc.
                     Note,
                     0/12.50%, 5/15/2006                                       980,000

FEDERATED HIGH INCOME BOND FUND II

 PRINCIPAL
  AMOUNT                                                                      VALUE

CORPORATE BONDS--CONTINUED
                     TELECOMMUNICATIONS & CELLULAR--CONTINUED
$            900,000 (a)McLeod, Inc., Sr. Disc. Note, 0/10.50%, 3/1/2007    $  576,000
           1,000,000 Millicom International Cellular S.A., Sr. Disc. Note,
                     0/13.50%,
                     6/1/2006                                                  723,750
             175,000 NEXTEL Communications, Inc., Sr. Disc. Note,              153,125
                     0/11.50%, 9/1/2003
             600,000 NEXTEL Communications, Inc., Sr. Disc. Note, 0/9.75%,     465,000
                     8/15/2004
             250,000 Nextlink Communications, L.L.C., Sr. Note, Series AI,
                     12.50%,
                     4/15/2006                                                 268,750
             425,000 Paging Network, Inc., Sr. Sub. Note, 10.00%,              410,125
                     10/15/2008
             500,000 Paging Network, Inc., Sr. Sub. Note, 10.125%,             487,500
                     8/1/2007
             400,000 PanAmSat, L.P., Sr. Sub. Disc. Note, 0/11.375%,           390,000
                     8/1/2003
             300,000 PhoneTel Technologies, Inc., Sr. Note, 12.00%,            305,250
                     12/15/2006
             650,000 (a)Qwest Communications International, Inc., Sr. Note,
                     10.875%,
                     4/1/2007                                                  708,500
             450,000 Sygnet Wireless, Inc., Sr. Note, 11.50%, 10/1/2006        452,250
           1,350,000 Teleport Communications Group, Inc., Sr. Disc. Note,
                     0/11.125%,

                    7/1/2007                                                      968,625
             75,000 Teleport Communications Group, Inc., Sr. Note,                 79,875
                    9.875%, 7/1/2006
            500,000 (a)Telesystem International Wireless, Inc., Sr. Disc.
                    Note, 0/13.25%,
                    6/30/2007                                                     266,875
            350,000 USA Mobile Communications, Inc., Sr. Note, 9.50%,             329,000
                    2/1/2004
            700,000 Vanguard Cellular Systems, Inc., Deb., 9.375%,                710,500
                    4/15/2006
                     Total                                                     10,964,625
                    UTILITIES--2.2%
            325,000 CalEnergy Co., Inc., Sr. Note, 9.50%, 9/15/2006               349,375
          1,400,000 California Energy Co., Inc., Sr. Note, 10.25%,              1,515,500
                    1/15/2004
            350,000 El Paso Electric Co., 1st Mtg. Note, 9.40%, 5/1/2011          387,446
                     Total                                                      2,252,321
                     TOTAL CORPORATE BONDS (IDENTIFIED COST $87,639,287)       90,839,088

FEDERATED HIGH INCOME BOND FUND II

SHARES                                                                            VALUE

PREFERRED STOCKS--4.5%
                    BANKING--0.3%
             10,000 California Federal Preferred Capital Corp., REIT
                    Perpetual Pfd.
                    Stock, Series A, $2.28                                    $   258,125
                    BROADCAST RADIO & TV--2.5%
              6,298 American Radio Systems Corp., Cumulative Exchangeable
                    Pfd.
                    Stock, $11.38                                                 673,924
              2,500 (a)Capstar Broadcasting Partners, Sr. Pfd., $12.00            252,500
              2,500 Chancellor Broadcasting Co., Cumulative PIK Pfd.,             326,250
                    12.25%
              5,700 (a)Chancellor Broadcasting Co., Exchangeable Pfd.             655,500
                    Stock, $12.00
              1,000 SFX Broadcasting, Inc., Exchangeable Pfd. Stock,              108,500
                    Series E
              4,400 (a)Sinclair Broadcast Group, Inc., Pfd., Series A,            466,400
                    $11.63
                     Total                                                      2,483,074
                    CABLE TELEVISION--0.4%
                400 Pegasus Communications Corp., Unit, Series A, 12.75%          394,000
                    INDUSTRIAL PRODUCTS & EQUIPMENT--0.1%
                150 (a)Fairfield Manufacturing Co., Inc., Exchangeable
                    Pfd. Stock,
                    Series A, $11.25                                              151,500
                    PRINTING & PUBLISHING--0.7%
              3,551 K-III Communications Corp., Cumulative PIK Pfd.,              388,865
                    Series B, 11.625%
              3,500 K-III Communications Corp., Pfd., Series D, $10.00            356,125
                     Total                                                        744,990
                    TELECOMMUNICATIONS & CELLULAR--0.2%
                170 PanAmSat Corp., PIK Pfd., 12.75%                              208,321
                    UTILITIES--0.3%
              2,866 El Paso Electric Co., PIK Pfd., Series A, 11.40%              323,966
                     TOTAL PREFERRED STOCKS (IDENTIFIED COST $4,148,230)        4,563,976

FEDERATED HIGH INCOME BOND FUND II

SHARES                                                                            VALUE

COMMON STOCKS--0.0%
                    BROADCAST RADIO & TV--0.0%
                800 (b)Sullivan Broadcast Holdings Inc., Class B              $     8,000
                    BUSINESS EQUIPMENT & SERVICES--0.0%
                300 (a)Electronic Retailing Systems International, Inc.,            1,200
                    Warrants, 2/1/2004
                    CABLE TELEVISION--0.0%
                200 Australis Holdings Pty Limited, Warrants                            0
                338 (b)Pegasus Communications Corp.                                 3,765
                450 (b)Wireless One, Inc., Warrants, 10/19/2000                         0
                     Total                                                          3,765
                    CHEMICALS & PLASTICS--0.0%
                425 (b)Sterling Chemicals Holdings, Inc., Warrants,                14,874
                    1/1/2008
                    CONSUMER PRODUCTS--0.0%
                 50 (b)Hosiery Corp. of America, Inc.                                 375
                    ECOLOGICAL SERVICES & EQUIPMENT--0.0%
                960 (b)ICF Kaiser International, Inc., Warrants,                      240
                    12/31/1998
                    PRINTING & PUBLISHING--0.0%
                 50 (b)Affiliated Newspaper Investments, Inc.                       5,025
                    STEEL--0.0%
                100 (a)(b)Bar Technologies, Inc., Warrants, 4/1/2001                4,500
                    TELECOMMUNICATIONS & CELLULAR--0.0%
                375 (b)Cellular Communications International, Inc.,                 3,750
                    Warrants, 1/1/2000
                     TOTAL COMMON STOCKS (IDENTIFIED COST $11,483)                 41,729

FEDERATED HIGH INCOME BOND FUND II

 PRINICPAL
  AMOUNT                                                                       VALUE
U.S. TREASURY--1.4%
          TREASURY NOTES--1.4%
$          1,500,000 5.75%, 8/15/2003 (IDENTIFIED COST $1,414,453)          $  1,448,670
(C)REPURCHASE AGREEMENT--3.1%
           3,165,000 BT Securities Corporation, 6.00%, dated 6/30/1997, due 7/1/1997
                     (AT AMORTIZED COST)                                       3,165,000
                      TOTAL INVESTMENTS (IDENTIFIED COST $96,378,453)(D)    $100,058,463

(a) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At June 30, 1997, these securities amounted to $14,734,788 which represents 14.5% of total net assets.

(b)  Non-income producing security.

     Mid-American and certain of it subsidiaries ( the "Debtors") filed for relief under the provisions of Chapter 11 Bankruptcy Code on January 21, 1997. The Debtors and USA Waste Services, Inc. ("USA") and certain of its affiliates subsequently closed on an Asset Purchase Agreement pursuant to which USA acquired substantially all the Debtors' assets. A proposed liquidating plan of reorganization has been filed. In addition, a group of subordinated bondholders, which includes various funds managed by Federated, has retained counsel and has filed suit for legal claims involving fraud, misrepresentations and securities law violations regarding Mid-American.

(c) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

(d) The cost of investments for federal tax purposes amounts to $96,378,453. The net unrealized appreciation of investments on a federal tax basis amounts to $3,680,010 which is comprised of $4,201,466 appreciation and $521,456 depreciation at June 30, 1997.

Note: The categories of investments are shown as a percentage of net assets
      ($101,382,187) at June 30, 1997.

The following acronyms are used throughout this portfolio:

LLC --Limited Liability Corporation
LP --Limited Partnership
PIK --Payment in Kind
PLC --Public Limited Company
REIT --Real Estate Investment Trust

(See Notes which are an integral part of the Financial Statements)

FEDERATED HIGH INCOME BOND FUND II
STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 1997 (UNAUDITED)

 ASSETS:
 Total investments in securities, at value (identified and
 tax cost $96,378,453)                                                                                  $100,058,463
 Cash                                                                                                         39,713
 Income receivable                                                                                         1,786,239
 Receivable for investments sold                                                                              52,092
   Total assets                                                                                          101,936,507
 LIABILITIES:
 Payable for investments purchased                                    $    536,956
 Accrued expenses                                                           17,364
   Total liabilities                                                                                         554,320
 NET ASSETS for 9,796,234 shares outstanding                                                            $101,382,187
 NET ASSETS CONSIST OF:
 Paid in capital                                                                                        $ 97,381,220
 Net unrealized appreciation of investments                                                                3,680,010
 Accumulated net realized gain on investments                                                                226,201
 Undistributed net investment income                                                                          94,756
   Total Net Assets                                                                                     $101,382,187
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 $101,382,187 / 9,796,234 shares outstanding                                                                  $10.35

(See Notes which are an integral part of the Financial Statements)

FEDERATED HIGH INCOME BOND FUND II
STATEMENT OF OPERATIONS

SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

 INVESTMENT INCOME:
 Dividends                                                                  $   88,699
 Interest                                                                    3,846,123
      Total income                                                           3,934,822
 EXPENSES:
 Investment advisory fee                                        $  239,427
 Administrative personnel and services fee                          61,987
 Custodian fees                                                      5,007
 Transfer and dividend disbursing agent fees and expenses           12,619
 Directors'/Trustees' fees                                             980
 Auditing fees                                                       5,133
 Legal fees                                                          1,549
 Portfolio accounting fees                                          31,435
 Share registration costs                                            6,710
 Printing and postage                                               20,000
 Insurance premiums                                                  1,749
 Miscellaneous                                                       7,500
   Total expenses                                                  394,096
   Waiver of investment advisory fee                               (73,065)
      Net expenses                                                             321,031
          Net investment income                                              3,613,791
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain on investments                                              228,400
 Net change in unrealized appreciation of investments                        1,300,295
   Net realized and unrealized gain on investments                           1,528,695
      Change in net assets resulting from operations                        $5,142,486

(See Notes which are an integral part of the Financial Statements)

FEDERATED HIGH INCOME BOND FUND II
STATEMENT OF CHANGES IN NET ASSETS

                                                                      SIX MONTHS
                                                                         ENDED        YEAR ENDED
                                                                      (UNAUDITED)    DECEMBER 31,
                                                                     JUNE 30, 1997       1996
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                                $  3,613,791   $  3,695,706
 Net realized gain on investments ($228,400 and $290,512,
 net gain, respectively, as computed for federal tax                       228,400        290,512
 purposes)
 Net change in unrealized appreciation/depreciation                      1,300,295      2,051,764
  Change in net assets resulting from operations                         5,142,486      6,037,982
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income                               (3,628,830)    (3,613,374)
 Distributions from net realized gains                                    (286,147)            --
  Change in net assets resulting from distributions to
  shareholders                                                          (3,914,977)    (3,613,374)
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                           44,619,298     55,826,183
 Net asset value of shares issued to shareholders in
 payment of
 distributions declared                                                  3,914,975      3,612,247
 Cost of shares redeemed                                               (14,422,905)   (15,984,743)
  Change in net assets resulting from share transactions                34,111,368     43,453,687
   Change in net assets                                                 35,338,877     45,878,295
 NET ASSETS:
 Beginning of period                                                    66,043,310     20,165,015
 End of period (including undistributed net investment
 income of $94,756 and $109,795, respectively)                        $101,382,187   $ 66,043,310

(See Notes which are an integral part of the Financial Statements)

FEDERATED HIGH INCOME BOND FUND II
FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                          SIX MONTHS
                                                                             ENDED
                                                                          (UNAUDITED)         YEAR ENDED
                                                                           JUNE 30,           DECEMBER 31,
                                                                             1997     1996        1995     1994(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                                       $10.24   $ 9.79      $ 8.87     $10.00
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                                       0.45     0.88        0.85       0.75
  Net realized and unrealized gain (loss) on investments                      0.16     0.45        0.89      (1.12)
  Total from investment operations                                            0.61     1.33        1.74      (0.37)
 LESS DISTRIBUTIONS
  Distributions from net investment income                                   (0.46)   (0.88)      (0.82)     (0.75)
  Distributions in excess of net investment income(d)                           --       --          --      (0.01)
  Distributions from net realized gain on investments                        (0.04)      --          --         --

  Total distributions                           (0.50)    (0.88)    (0.82)     (0.76)
 NET ASSET VALUE, END OF PERIOD              $  10.35   $ 10.24   $  9.79   $   8.87
 TOTAL RETURN(B)                                 6.07%    14.31%    20.38%     (3.73%)
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                       0.80%*    0.80%     0.80%      0.41%*
  Net investment income                          9.06%*    9.23%     9.27%      9.11%*
  Expense waiver/reimbursement(c)                0.18%*    0.59%     3.40%     10.01%*
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)    $101,382   $66,043   $20,165   $  1,457
  Portfolio turnover                               17%       51%       48%        18%

* Computed on an annualized basis.

(a) Reflects operations for the period from February 2, 1994 (date of initial public investment) to December 31, 1994. For the period from December 9, 1993 (the start of business) to February 1, 1994, the fund had no public investment.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

(See Notes which are an integral part of the Financial Statements)

FEDERATED HIGH INCOME BOND FUND II
NOTES TO FINANCIAL STATEMENTS

JUNE 30, 1997

1. ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated High Income Bond Fund II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective is to seek high current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

   INVESTMENT VALUATIONS-- Listed corporate bonds are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

   REPURCHASE AGREEMENTS-- It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

   The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

   INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS-- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

   FEDERAL TAXES-- It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

   WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS-- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES-- Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Additional information on each restricted security held at June 30, 1997 is as follows:

   SECURITY                                                    ACQUISITION DATE     ACQUISITION COST
   Allied Waste Industries, Inc.                             5/1/1997 - 5/8/1997          $  416,707
   Allied Waste North America, Inc.                         11/25/1996 - 4/23/1997           881,000
   American Builders & Contractors Supply Co., Inc.          5/2/1997 - 5/8/1997             250,750
   Bar Technologies, Inc.                                         8/28/1996                    5,588
   Capstar Broadcasting Partners, Prf.                            6/11/1997                  250,000
   Capstar Radio Broadcasting Partners                            6/11/1997                  199,212
   Cellular Communications of Puerto Rico, Inc.              1/18/1997 - 2/3/1997            350,375
   Chancellor Broadcasting Co., Prf.                         1/17/1997 - 6/2/1997            590,700
   Chancellor Radio Broadcasting Co.                              6/18/1997                  247,218
   Chemical Leaman Corp.                                          1/10/1997                  356,156
   Collins & Aikman Floorcoverings, Inc.                    1/29/1997 - 1/30/1997            201,625
   Comcast Cellular Holdings, Inc.                                 5/5/1997                  499,185
   Continental Global Group, Inc.                                 3/26/1997                  300,000
   DiGiorgio Corp.                                                6/13/1997                  150,000
   Diamond Cable Communications, PLC                         2/27/1997 - 5/1/1997          1,223,810
   Electronic Retailing Systems International, Inc.
   Warrants                                                       6/17/1997                        0
   Electronic Retailing Systems International, Inc.               1/21/1997                  215,448
   Fairchild Semiconductor Corp.                             3/6/1997 - 4/28/1997            502,813
   Fairfield Manufacturing Co., Inc.                        6/20/1995 - 1/16/1997            250,563
   SECURITY                                                    ACQUISITION DATE     ACQUISITION COST
   Falcon Building Products, Inc., 0/10.50%                        6/5/1997               $  180,671
   Falcon Building Products, Inc., 9.50%                           6/5/1997                  150,000
   Foamex L.P.                                                    5/29/1997                  100,000
   GFSI, Inc.                                               2/20/1997 - 5/20/1997            454,125
   Glenoit Corp.                                            3/16/1997 - 6/18/1997            457,490
   KSL Recreation Group, Inc.                                     4/24/1997                  150,000
   Leslie's Poolmart, Inc.                                   6/6/1997 - 6/10/1997            328,563
   MBW Foods, Inc.                                           2/5/1997 - 2/6/1997             303,750
   MMI Products, Inc.                                       4/11/1997 - 5/23/1997            536,750
   McLeod, Inc.                                              2/27/1997 - 5/1/1997            543,600
   Neenah Corp.                                             4/23/1997 - 4/30/1997            407,250
   Outdoor Systems, Inc.                                          6/17/1997                  495,920
   Oxford Automotive, Inc.                                        6/19/1997                  250,777
   Pacalta Resources Ltd.                                         6/13/1997                  100,000
   Petsec Energy, Inc.                                             6/6/1997                  149,426
   Qwest Communications International, Inc.                 3/25/1997 - 4/18/1997            654,250
   Roller Bearing Co. of America, Inc.                            6/18/1997                  125,000
   Sinclair Broadcast Group, Inc., Pfd.                      3/5/1997 - 4/17/1997            438,800
   Sinclair Broadcast Group, Inc.                                 6/25/1997                  243,575
   TCI Satellite Entertainment, Inc., 0/12.25%                    2/14/1997                  129,884
   TCI Satellite Entertainment, Inc., 10.875%                     3/27/1997                  176,500
   Telesystem International Wireless, Inc.                        6/24/1997                  263,357
   Therma-Wave, Inc.                                               5/9/1997                   50,000
   United Refining Co.                                             6/4/1997                  300,875
   Viasystems, Inc.                                                6/2/1997                  225,000
   Von Hoffmann Press, Inc.                                       5/15/1997                  125,000
   XCL, Ltd.                                                      5/13/1997                  250,000

INVESTMENT RISKS-- Although the Fund has a diversified portfolio, the Fund has 89.6% of its portfolio invested in lower rated and comparable quality unrated high-yield securities. Investments in higher yield securities are accomplished by a greater degree of credit risk and the risk tends to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly great for the holders of high-yielding securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer. The Fund held a defaulted security with the value of $115,875, representing 0.11% of the Fund's net assets at June 30, 1997.

USE OF ESTIMATES-- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER-- Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

                                                                                SIX MONTHS      YEAR ENDED
                                                                                   ENDED       DECEMBER 31,
                                                                               JUNE 30, 1997       1996
 Shares sold                                                                       4,366,366      5,638,009
 Shares issued to shareholders in payment of distributions declared                  382,982        365,049
 Shares redeemed                                                                  (1,403,122)    (1,611,816)
  Net change resulting from share transactions                                     3,346,226      4,391,242

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   INVESTMENT ADVISORY FEE-- Federated Advisers, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

   ADMINISTRATIVE FEE-- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

   TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES-- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

   PORTFOLIO ACCOUNTING FEES-- FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

   ORGANIZATIONAL EXPENSES-- Organizational expenses of $16,313 and start-up administrative service expenses of $31,507 were borne initially by the Adviser. The Fund has agreed to reimburse the Adviser for the organizational and start-up administrative expenses during the five-year period following effective date. For the period ended June 30, 1997, the Fund paid $4,350 and $8,402, respectively, pursuant to this agreement.

   GENERAL-- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5. INVESTMENT TRANSACTIONS

   Purchases and sales of investments, excluding short-term securities, for the period ended June 30, 1997, were as follows:

   PURCHASES     $43,034,589
   SALES         $13,018,697

TRUSTEES

John F. Donahue
Thomas G. Bigley
John T. Conroy, Jr.
William J. Copeland
J. Christopher Donahue
James E. Dowd
Lawrence D. Ellis, M.D.
Edward L. Flaherty, Jr.
Peter E. Madden
Gregor F. Meyer
John E. Murray, Jr.
Wesley W. Posvar
Marjorie P. Smuts

OFFICERS

John F. Donahue
Chairman

J. Christopher Donahue
President

Edward C. Gonzales
Executive Vice President

John W. McGonigle
Executive Vice President, Treasurer, and Secretary

Richard B. Fisher
Vice President

Matthew S. Hardin
Assistant Secretary

Variable funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in variable funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

FEDERATED HIGH INCOME BOND FUND II

SEMI-ANNUAL REPORT
TO SHAREHOLDERS
JUNE 30, 1997

FEDERATED INSURANCE SERIES

[Graphic]
Federated Investors
Federated Securities Corp., Distributor

Cusip 313916306
G00433-02 (8/97)

[Graphic]


PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Semi-Annual Report to shareholders for Federated International Equity Fund II, a portfolio of Federated Insurance Series.

The report covers the six-month period from January 1, 1997, through June 30, 1997. It begins with an investment review by the fund's portfolio manager, which is followed by a complete listing of the fund's holdings as well as its financial statements.

This international stock fund is managed for capital appreciation by investing in large, successful corporations outside the United States.* At the end of the reporting period, the fund's $27.8 million portfolio was invested in 26 countries across more than 183 issues. Corporations in Japan represented approximately 27% of the portfolio, and corporations in the United Kingdom represented approximately 14% of fund assets. These were the two largest commitments made by the fund's manager.

During the reporting period, the international stock market and Federated International Equity Fund II continued to turn in solid total return performances, although not matching that of the soaring U.S. equity market. The fund's total return was 11.97% over the six-month reporting period.** Contributing to the total return were dividends totaling $0.01 per share and a net asset value increase of 12%.

Thank you for joining the growing number of Federated International Equity Fund II shareholders who have broadened their equity assets internationally.

As always, we welcome your comments and suggestions.

Sincerely,
[Graphic]
J. Christopher Donahue
President
August 15, 1997

* Foreign investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards.

** Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance information does not reflect the charges and expenses of a variable annuity or variable life insurance contract.

INVESTMENT REVIEW

During the six-month reporting period, international stocks continued to experience positive performance, but lagged the spectacular returns of U.S. stocks. The international stock markets performed particularly well during the last three months of the six-month reporting period, with the Morgan Stanley Capital International Europe, Australia, and Far East Index ("EAFE")* showing a gain of 12.98% for the April-June period following a decline of 1.6% in the January-March period. Major events during the last three months of strong performance included a good showing by the Japanese equity market, which rose 14.3% in local currency terms and by 23.7% in U.S. dollar terms.

In this environment, Federated International Equity Fund II produced a six-month total return of 11.97%.** These returns were slightly higher than the 11.21% return of the fund's benchmark, the EAFE index, for the same period.

The fund's performance was strong across most of its portfolio, with notable gains from the fund's holdings in Japan and Latin America. Our strategy of seeking out fundamentally strong companies trading at attractive valuations has remained consistent. This search led us to add MATSUSHITA COMMUNICATION INDUSTRIAL, a leading supplier of cellular phones and other telecommunications equipment to the Japanese market, to the fund. We also purchased RHONE POULENC RORER, the pharmaceutical subsidiary of the French chemical giant RHONE POULENC, which bid for the remainder of the company near the end of the quarter.

At the end of the reporting period, the fund's portfolio was diversified across the following countries.

                                 PERCENTAGE                         PERCENTAGE
 COUNTRY                        OF PORTFOLIO       COUNTRY         OF PORTFOLIO
 Japan                             27.17%          Portugal           1.71%
 United Kingdom                    13.98%          Singapore          1.34%
 Germany                            8.11%          Korea              1.17%
 Switzerland                        7.35%          Norway             1.16%
 United States                      5.98%          Argentina          1.13%
 France                             5.80%          Malaysia           1.02%
 Hong Kong                          4.46%          Denmark            0.56%
 Sweden                             3.03%          Finland            0.45%
 Italy                              2.80%          New Zealand        0.43%
 Brazil                             2.74%          Belgium            0.22%
 Australia                          2.47%          Colombia           0.13%
 Mexico                             2.26%          Indonesia          0.13%
 Spain                              2.20%          Chile              0.10%
 Netherlands                        2.10%

* The Morgan Stanley Capital International Europe, Australia, and Far East Index is a market capitalization weighted foreign securities index, which is widely used to measure the performance of European, Australian, New Zealand, and Far Eastern stock markets. The index covers approximately 1,020 companies drawn from 18 countries in the above regions. The index values its securities daily in both U.S. dollars and local currency and calculates total returns monthly. This index is unmanaged and investments cannot be made in an index.

** Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance information does not reflect the charges and expenses of a variable annuity or variable life insurance contract.

The top ten holdings were as follows:

                                                      PERCENTAGE
NAME                                    COUNTRY       OF ASSETS
 Nippon Telegraph & Telephone Corp.     Japan           1.66%
 Shokoh Fund & Co.                      Japan           1.63%
 Astra AB, Class A                      Sweden          1.40%
 China EB-IHD Holdings Ltd.             Hong Kong       1.35%
 Woodside Petroleum Ltd.                Australia       1.30%
 Volkswagen AG                          Germany         1.24%
 UBS - Union Bank of Switzerland        Switzerland     1.23%
 Matsushita Communication               Japan           1.21%
 Bridgestone Corp.                      Japan           1.17%
 Groupe Danon BSN SA                    France          1.15%

Total Percentage of Portfolio (Assets) 13.34%

Looking ahead, the economic recovery in Europe, accompanied by continued slow growth in Japan -- as well as strong growth throughout the developing economies -- should bode well for company earnings in most parts of the world. We believe that inflation should remain low and interest rates, with a few exceptions like the U.K., will remain subdued. Politics are an issue, with the coming to power of the Labour Party in the U.K. and the socialists in France, but left leaning politicians will find the current financial environment very unforgiving of policies that violate market principles.

With the rise in equity markets around the world, valuations have increased virtually everywhere, but this should not be surprising in an environment of declining inflation. We will continue to focus the fund on fundamentally strong companies that are attractively valued given the long-term prospects for the business. One of the areas that has continued to attract our attention is Continental Europe, where corporations are continuing to restructure their businesses and managements are paying increasing attention to shareholder value.

FEDERATED INTERNATIONAL EQUITY FUND II
PORTFOLIO OF INVESTMENTS
JUNE 30, 1997 (UNAUDITED)

                                                   VALUE IN
 SHARES                                          U.S. DOLLARS
COMMON STOCKS -- 92.5%
ARGENTINA -- 1.1%
                    METALS - STEEL -- 0.2%

    21,000  (a)Acindar Industria Argentina de Aceros SA             $    53,768
            REAL ESTATE -- 0.1%
       502  (a)IRSA Inversiones y Representaciones S.A., GDR             21,963
            TELECOMMUNICATIONS -- 0.8%
     2,200  (a)Telecom Argentina S.A., ADR                              115,500
     3,600  Telefonica de Argentina S.A., ADR                           124,650
            Total                                                       240,150
            TOTAL ARGENTINA                                             315,881
AUSTRALIA -- 2.5%
            BANKING -- 0.4%
    18,616  St. George Bank Ltd.                                        123,948
            BROADCASTING & PUBLISHING -- 0.0%
       238  (a)News Corp., Ltd.                                           1,142
            ENERGY - OIL & GAS -- 0.7%
    43,875  Santos Limited                                              184,693
            ENERGY SOURCES -- 1.3%
    42,000  Woodside Petroleum Ltd.                                     361,853
            LEISURE & TOURISM -- 0.1%
    11,000  (a)Aristocrat Leisure Ltd.                                   21,864
            TOTAL AUSTRALIA                                             693,500
BELGIUM -- 0.2%
            MERCHANDISING -- 0.2%
     1,200  Delhaize-Le Lion                                             63,035
            TOTAL BELGIUM                                                63,035

FEDERATED INTERNATIONAL EQUITY FUND II

                                                                      VALUE IN
  SHARES                                                            U.S. DOLLARS

COMMON STOCKS -- CONTINUED
BRAZIL -- 0.7%
            TELECOMMUNICATIONS -- 0.7%
 1,458,000  (a)Telecomunicacoes Brasileiras SA                      $   197,731
    15,034  (a)Telecomunicacoes de Sao Paulo SA                           4,909
            TOTAL BRAZIL                                                202,640
CHILE -- 0.1%
            BANKING -- 0.1%
       400  (a)Banco BHIF, ADR                                            8,450
       300  (a)Banco de A. Edwards, ADR                                   6,263
            Total                                                        14,713
            ENERGY EQUIPMENT & SERVICES -- 0.0%
       250  (a)(b)Chilectra S.A., ADR                                     7,195
            METALS - NON FERROUS -- 0.0%
       100  Sociedad Quimica Y Minera De Chile, ADR                       6,613
            TOTAL CHILE                                                  28,521
COLOMBIA -- 0.1%
            BANKING -- 0.1%
       700  Banco Ganadero SA, ADR                                       25,200
       700  Banco Industrial Colombiano, ADR                             12,600
            TOTAL COLOMBIA                                               37,800
DENMARK -- 0.6%
            BANKING -- 0.4%
       530  Den Danske Bank                                              51,564
       900  Unidanmark, Class A                                          50,558
            Total                                                       102,122
            HEALTH & PERSONAL CARE -- 0.2%
       500  Novo-Nordisk, Class B                                        54,519
            TOTAL DENMARK                                               156,641

FEDERATED INTERNATIONAL EQUITY FUND II

                                                                      VALUE IN
  SHARES                                                            U.S. DOLLARS

COMMON STOCKS -- CONTINUED
FINLAND -- 0.5%
            ELECTRICAL & ELECTRONICS -- 0.5%
     1,700  Nokia AB-A                                              $   126,991
            TOTAL FINLAND                                               126,991
FRANCE -- 5.9%
            BANKING -- 1.6%
       720  CLF-Dexia France                                             70,080
     4,526  Compagnie Financiere de Paribas, Class A                    312,685
     1,346  Credit Commerical De France                                  57,031
            Total                                                       439,796
            ELECTRONIC COMPONENTS, INSTRUMENTS -- 0.3%
     1,518  Schneider SA                                                 80,799
            ENERGY SOURCES -- 0.3%
       800  Total SA-B                                                   80,862
            FOOD & HOUSEHOLD PRODUCTS -- 1.2%
     1,940  Group Danon                                                 320,544
            HEALTH & PERSONAL CARE -- 1.3%
     2,100  Rhone-Poulenc Rorer, Inc.                                   190,838
     1,300  Synthelabo                                                  169,228
            Total                                                       360,066
            INSURANCE -- 0.9%
     2,300  AXA                                                         143,048

     3,060  Scor SA                                                     123,198
            Total                                                       266,246
            LEISURE & TOURISM -- 0.3%
       528  Accor SA                                                     79,065
            TOTAL FRANCE                                              1,627,378

FEDERATED INTERNATIONAL EQUITY FUND II

                                                                      VALUE IN
  SHARES                                                            U.S. DOLLARS

COMMON STOCKS -- CONTINUED
GERMANY -- 7.9%
            AUTOMOBILE -- 2.1%
     2,780  (a)Daimler Benz AG                                      $   225,543
       450  Volkswagen AG                                               344,963
            Total                                                       570,506
            BANKING -- 1.9%
     8,700  Bankgesellschaft Berlin AG                                  182,071
     3,750  (a)Commerzbank AG, Frankfurt                                106,215
     1,860  Deutsche Bank, AG                                           108,672
     3,280  Dresdner Bank Ag, Frankfurt                                 113,402
            Total                                                       510,360
            CHEMICALS -- 0.3%
     2,300  Bayer AG                                                     88,381
            ELECTRICAL & ELECTRONICS -- 0.3%
     1,630  Siemens AG                                                   96,776
            ELECTRONIC COMPONENTS, INSTRUMENTS -- 0.3%
     3,800  (a)Rofin-Sinar Technologies, Inc.                            72,675
            FOOD & HOUSEHOLD PRODUCTS -- 0.0%
        58  (a)Henkel KGAA                                                3,076
            HEALTH & PERSONAL CARE -- 0.7%
     1,750  Schering AG                                                 186,980
            MACHINERY & ENGINEERING -- 1.7%
       120  Linde AG                                                     91,853
       227  Mannesmann SA                                               101,129
     1,200  Thyssen AG                                                  284,158
            Total                                                       477,140
            UNASSIGNED -- 0.5%
       310  Viag AG                                                     140,949

FEDERATED INTERNATIONAL EQUITY FUND II

                                                                      VALUE IN
  SHARES                                                            U.S. DOLLARS

COMMON STOCKS -- CONTINUED
GERMANY -- CONTINUED
            UTILITIES - ELECTRICAL & GAS -- 0.1%
       950  RWE AG                                                  $    40,852
            TOTAL GERMANY                                             2,187,695
HONG KONG -- 4.5%
            BANKING -- 0.3%
     3,000  HSBC Holdings PLC                                            90,225
            ENGINEERING -- 0.3%
   262,000  (a)Jiangsu Expressway, Class H                               93,000
            MERCHANDISING -- 1.4%
   126,000  China EB-IHD Holdings Ltd.                                  376,505
            MULTI-INDUSTRY -- 0.4%
    12,000  Hutchison Whampoa                                           103,778
            REAL ESTATE -- 2.1%
    16,000  (a)Cheung Kong                                              157,991
    23,000  China Resources Enterprises Ltd.                            112,813
    35,000  Great Eagle Holdings                                        115,427
    18,000  (a)New World Development Co. Ltd.                           107,341
    88,000  Sino Land Co.                                                95,414
            Total                                                       588,986
            TOTAL HONG KONG                                           1,252,494
INDONESIA -- 0.1%
            FINANCIAL SERVICES -- 0.1%
    23,500  (a)PT Putra Surya Multidana                                  37,443
            TOTAL INDONESIA                                              37,443
ITALY -- 2.8%
            AUTOMOBILE -- 0.8%
   140,000  Magneti Marelli SPA                                         236,413

FEDERATED INTERNATIONAL EQUITY FUND II

                                                                      VALUE IN
  SHARES                                                            U.S. DOLLARS

COMMON STOCKS -- CONTINUED
ITALY -- CONTINUED
            BANKING -- 0.1%
     6,500  Bca Pop Di Milano                                       $    38,952

            FINANCIAL SERVICES -- 0.5%
    68,000  Credito Italiano                                            124,431
            MERCHANDISING -- 0.5%
    25,500  La Rinascente S.P.A.                                        141,711
            TELECOMMUNICATIONS -- 0.9%
    22,000  Stet Societa Finanziaria Telefonica SPA                     128,150
    36,000  Telecom Italia Mobile SpA                                   116,500
            Total                                                       244,650
            TOTAL ITALY                                                 786,157
JAPAN -- 27.4%
AUTOMOBILE -- 0.7%
    23,000  Sanden Corp.                                                192,637
            BANKING -- 2.5%
     8,000  Mitsubishi Trust & Banking Corp., Tokyo                     126,330
    18,000  Sumitomo Bank Ltd., Osaka                                   295,236
    26,000  (a)Sumitomo Trust & Banking                                 279,009
            Total                                                       700,575
            BROADCASTING & PUBLISHING -- 0.1%
     7,000  Ikegami Tsushinki                                            40,612
            CONSTRUCTION & HOUSING -- 0.5%
    13,000 Hitachi Construction Machinery Co. Ltd.                      125,894
           DATA PROCESSING & REPRODUCTION -- 1.4%
    19,000 Fujitsu Ltd.                                                 263,567
     4,000 I-O Data Device, Inc.                                        132,612
           Total                                                        396,179

FEDERATED INTERNATIONAL EQUITY FUND II

                                                                      VALUE IN
  SHARES                                                            U.S. DOLLARS

COMMON STOCKS -- CONTINUED
JAPAN -- CONTINUED
            ELECTRICAL & ELECTRONICS -- 3.0%
    12,000  Aiwa Co. Ltd.                                           $   275,345
    12,000  Hitachi Ltd.                                                134,008
    12,000  Japan Radio Co.                                             131,914
    14,000  NEC Corp.                                                   195,428
     1,000  Rohm Co.                                                    102,949
            Total                                                       839,644
            ELECTRONIC COMPONENTS, INSTRUMENTS -- 3.7%
     3,000  Hirose Electric                                             205,723
     4,000  Kyocera Corp.                                               317,571
     4,800  Noritsu Koki Co. Ltd.                                       236,608
    16,000  Taiyo Yuden Co.                                             263,828
            Total                                                     1,023,730
            FINANCIAL SERVICES -- 1.6%
     1,500  Shokoh Fund & Co.                                           454,109
            HEALTH & PERSONAL CARE -- 1.6%
     6,000  Sankyo Co. Ltd.                                             201,536
     9,000  Takeda Chemical Industries                                  252,835
            Total                                                       454,371
            INDUSTRIAL COMPONENTS -- 1.2%
    14,000  (a)Bridgestone Corp.                                        324,900
            INSURANCE -- 1.0%
    41,000  Yasuda Fire & Marine Insurance Co.                          275,432
            MERCHANDISING -- 2.3%
     1,600  (a)Autobacs Seven Co.                                       126,749
     4,000  Ito-Yokado Co., Ltd.                                        232,071
     8,000  Ministop Co. Ltd.                                           272,204
            Total                                                       631,024

FEDERATED INTERNATIONAL EQUITY FUND II

                                                                      VALUE IN
  SHARES                                                            U.S. DOLLARS

COMMON STOCKS -- CONTINUED
JAPAN -- CONTINUED
            PHARMACEUTICALS -- 0.7%
    11,000  Daiichi Pharmaceutical Co.                              $   193,858
            REAL ESTATE -- 1.5%
    29,000  Sumitomo Reality & Dev.                                     255,540
    39,000  Tokyu Land Corp.                                            161,621
            Total                                                       417,161
            RECREATION, OTHER CONSUMER GOODS -- 1.9%
     6,000  Fuji Photo Film Co.                                         241,319
     3,500  Nintendo Corp. Ltd.                                         293,143
            Total                                                       534,462
            TELECOMMUNICATIONS -- 1.7%
    10,000  Matsushita Communication                                    337,637
        48  Nippon Telegraph & Telephone Corp.                          460,653
            Total                                                       798,290
            TRANSPORTATION - SHIPPING -- 0.8%
   110,000  (a)Mitsui Osk Lines                                         226,487
            UNASSIGNED -- 1.2%
            TOTAL JAPAN                                               7,629,365
KOREA -- 1.2%

            AUTOMOBILE -- 0.1%
       346 (a)Dongah Tire Ind.                                           20,534
            BEVERAGE & TOBACCO -- 0.1%
       270  Lotte Chilsung Beverage Co.                                  33,294
            BUILDING MATERIALS & COMPONENTS -- 0.5%
     5,200  (a)Hyundai Engineering & Construction Co.                   133,514
            ELECTRONIC COMPONENTS, INSTRUMENTS -- 0.4%
     2,200  (a)Samsung Display Devices                                  123,349

FEDERATED INTERNATIONAL EQUITY FUND II

                                                                      VALUE IN
  SHARES                                                            U.S. DOLLARS

COMMON STOCKS -- CONTINUED
KOREA -- CONTINUED
            TELECOMMUNICATIONS -- 0.1%
     1,854  (a)SK Telecom Co. Ltd., ADR                             $    18,656
            TOTAL KOREA                                                 329,347
MALAYSIA -- 1.0%
            ENERGY SOURCES -- 0.4%
    27,000  Malakoff Bhd                                                117,670
            FINANCIAL SERVICES -- 0.4%
    20,000  AMMB Holdings Bhd                                           124,406
            MACHINERY & ENGINEERING -- 0.2%
    10,000  UMW Holdings Bhd                                             47,147
            TOTAL MALAYSIA                                              289,223
MEXICO -- 2.3%
            BANKING -- 0.5%
   260,000  (a)Grupo Financiero Bancomer, S.A. de C.V., Class B         124,970
            BEVERAGE & TOBACCO -- 0.5%
    11,000  Fomento Economico Mexicano, SA de C.V., Class B              65,467
     2,200  Pan American Beverage, Class A                               72,325
            Total                                                       137,792
            METALS - STEEL -- 0.3%
     5,000  (a)Tubos de Acero de Mexico SA, ADR                          92,188
            TELECOMMUNICATIONS -- 1.0%
     9,000  (a)Grup Iusacell S.A., ADR                                  165,375
     2,400  Telefonos de Mexico, Class L, ADR                           114,600
            Total                                                       279,975
            TOTAL MEXICO                                                634,925

FEDERATED INTERNATIONAL EQUITY FUND II

                                                                      VALUE IN
  SHARES                                                            U.S. DOLLARS

COMMON STOCKS -- CONTINUED
NETHERLANDS -- 2.1%
            CHEMICALS -- 0.4%
       740  Akzo Nobel NV                                           $   101,411
            ENERGY SOURCES -- 0.6%
     3,440  Royal Dutch Petroleum                                       178,931
            MULTI-INDUSTRY -- 0.3%
     1,127  (a)Hunter Douglas N.V.                                       95,883
            RECREATION, OTHER CONSUMER GOODS -- 0.8%
     4,100  PolyGram NV                                                 215,141
            TOTAL NETHERLANDS                                           591,366
NEW ZEALAND -- 0.4%
            TELECOMMUNICATIONS -- 0.4%
    24,000  Telecom Corp. of New Zealand                                122,265
            TOTAL NEW ZEALAND                                           122,265
NORWAY -- 1.2%
            ENERGY SOURCES -- 0.6%
     9,000  Saga Petroleum A.S., Class A                                170,687
            UTILITIES - ELECTRICAL & GAS -- 0.6%
     6,300  Smedvig ASA, Class B                                        154,724
            TOTAL NORWAY                                                325,411
PORTUGAL -- 1.7%
            ELECTRICAL & ELECTRONICS -- 0.7%
    10,750  (a)Electricidade de Portugal SA                             197,276
            TELECOMMUNICATIONS -- 1.0%
     3,400  (a)(b)Telecel - Comunicacoes Pessoai                        282,029
            TOTAL PORTUGAL                                              479,305

FEDERATED INTERNATIONAL EQUITY FUND II

                                                                      VALUE IN
  SHARES                                                            U.S. DOLLARS

COMMON STOCKS -- CONTINUED
SINGAPORE -- 1.4%
            BROADCASTING & PUBLISHING -- 0.1%
     1,000  Singapore Press Holdings Ltd.                           $    20,144
            ELECTRONIC COMPONENTS, INSTRUMENTS -- 0.5%

                8,000 (a)Creative Technology Ltd.                       136,000
                      FOOD & HOUSEHOLD PRODUCTS -- 0.5%
               40,800 (a)(b)Want Want Holdings                          135,456
                      REAL ESTATE -- 0.3%
                7,000 City Developments Ltd.                             68,546
                6,000 (a)Straits Steamship Land Ltd.                     15,947
                1,500 (a)Straits Steamship Land Ltd., Warrants            1,364
                      Total                                              85,857
                      TOTAL SINGAPORE                                   377,457
SPAIN -- 2.2%
                      BEVERAGE & TOBACCO -- 0.5%
                3,300 Aguas De Barcelona                                135,046
                      CONSTRUCTION & HOUSING -- 0.4%
                  880 Fomento de Construcciones y Contratas SA          112,217
                      ENERGY SOURCES -- 0.8%
                4,940 Repsol SA                                         208,865
                      INSURANCE -- 0.1%
                  760 Corp Mapfre SA                                     40,437
                      MACHINERY & ENGINEERING -- 0.2%
                  385 Zardoya-Otis SA                                    50,663
                      TELECOMMUNICATIONS -- 0.2%
                2,400 Telefonica de Espana                               69,386
                      TOTAL SPAIN                                       616,614

FEDERATED INTERNATIONAL EQUITY FUND II

                                                                     VALUE IN
SHARES                                                             U.S. DOLLARS
COMMON STOCKS -- CONTINUED
SWEDEN -- 3.1%
                      BANKING -- 0.5%
               12,000 Skand Enskilda BKN, Class A                  $    129,533
                      BROADCASTING & PUBLISHING -- 0.4%
                4,250 Marieberg Tidnings AB, Class A                    105,488
                      HEALTH & PERSONAL CARE -- 1.4%
               20,986 Astra AB, Class A                                 390,677
                      INDUSTRIAL COMPONENTS -- 0.1%
                      900 Autoliv, Inc.                                  35,212
                      INSURANCE -- 0.4%
                2,680 Skandia Forsakrings AB                             98,740
                      METALS - STEEL -- 0.3%
                7,800 Avesta Sheffield AB, Class                         90,246
                      TOTAL SWEDEN                                      849,896
SWITZERLAND -- 7.4%
                      BANKING -- 1.5%
                  500 Credit Suisse Group                                64,212
                  300 UBS - Union Bank of Switzerland                   343,151
                        Total                                           407,363
                      BEVERAGE & TOBACCO -- 0.7%
                  136 Richemont (Cie Fin)                               196,548
                      CHEMICALS -- 0.9%
                  400 Clariant AG                                       258,904
                      FOOD & HOUSEHOLD PRODUCTS -- 0.2%
                   51 Nestle SA                                          67,278
                      HEALTH & PERSONAL CARE -- 1.8%
                  163 Novartis AG                                       260,577
                   25 (a)Roche Holding AG                               226,113
                        Total                                           486,690

FEDERATED INTERNATIONAL EQUITY FUND II

                                                                     VALUE IN
SHARES                                                             U.S. DOLLARS
COMMON STOCKS -- CONTINUED
SWITZERLAND -- CONTINUED
                      INSURANCE -- 1.4%
                  180 Schw Rueckversicherungs                      $    254,589
                  315 Zurich Versicherungsgesellschaft                  125,353
                        Total                                           379,942
                      LEISURE & TOURISM -- 0.4%
                   32 Reiseburo Kuoni AG, Class B                       109,589
                      MULTI-INDUSTRY -- 0.1%
                  300 Oerlikon-Buhrle Holding AG                         35,137
                      TRANSPORTATION - AIRLINES -- 0.4%
                  100 (a)Sairgroup                                      112,055
                      TOTAL SWITZERLAND                               2,053,506
UNITED KINGDOM -- 14.1%
                      AEROSPACE & MILITARY TECHNOLOGY -- 0.4%
               26,353 Rolls-Royce                                       100,498
                      BANKING -- 2.5%
               35,000 Bank of Scotland, Edinburgh                       224,982
               11,500 Barclays PLC                                      228,279
               24,000 Lloyds TSB Group PLC                              246,598
                        Total                                           699,859
                      BEVERAGE & TOBACCO -- 0.7%
               17,000 Scottish & Newcastle PLC                          182,883

          BUSINESS & PUBLIC SERVICES -- 0.4%
    7,700 Hyder PLC                                                     103,865
          CONSTRUCTION & HOUSING -- 0.4%
    7,400 Berkeley Group PLC                                             86,386
    6,583 Redland PLC                                                    37,273
            Total                                                       123,659


FEDERATED INTERNATIONAL EQUITY FUND II

                                                                     VALUE IN
SHARES                                                              U.S. DOLLARS

COMMON STOCKS -- CONTINUED
UNITED KINGDOM -- CONTINUED
          ELECTRICAL & ELECTRONICS -- 0.2%
    9,800 General Electric Co. PLC                                   $    58,589
          ENERGY SOURCES -- 0.9%
   20,600 British Petroleum Co. PLC                                      256,260
          FOOD & HOUSEHOLD PRODUCTS -- 0.7%
      157 Grand Metropolitan PLC                                           1,514
   13,000 Reckitt & Colman PLC                                           194,191
           Total                                                         195,705
          HEALTH & PERSONAL CARE -- 0.7%
    4,549 Smithkline Beecham Corp.                                        83,747
    3,000 Zeneca Group                                                    99,219
           Total                                                         182,966
          LEISURE & TOURISM -- 0.9%
    7,000 Airtours PLC                                                   135,455
   20,000 Rank Group PLC                                                 126,729
           Total                                                         262,184
          MISCELLANEOUS MATERIALS & COMMODITIES -- 0.3%
   10,170 Morgan Crucible Co. PLC                                         75,535
          MULTI-INDUSTRY -- 0.8%
    8,392 Tomkins PLC                                                     36,336
   24,000 Unigate                                                        193,042
           Total                                                         229,378
          PHARMACEUTICALS -- 0.8%
   55,000 Medeva PLC                                                     235,390
          TELECOMMUNICATIONS -- 1.1%
   25,200 British Telecommunication PLC                                  187,165
   23,000 Vodafone Group PLC                                             112,225
           Total                                                         299,390

FEDERATED INTERNATIONAL EQUITY FUND II

                                                                     VALUE IN
SHARES                                                              U.S. DOLLARS
COMMON STOCKS -- CONTINUED
UNITED KINGDOM -- CONTINUED
          UNASSIGNED -- 0.4%
   36,000 (a)LucasVarity PLC                                        $    124,698
          UTILITIES - ELECTRICAL & GAS -- 2.9%
   51,000 National Grid Group PLC                                        184,299
   15,000 National Power Co. PLC                                         130,393
   37,000 Scottish Power PLC                                             240,303
   32,600 Southern Electric PLC                                          239,957
           Total                                                         794,952
           TOTAL UNITED KINGDOM                                        3,925,811
           TOTAL COMMON STOCKS (IDENTIFIED COST $22,597,329)          25,740,667
PREFERRED STOCKS -- 2.4%
BRAZIL -- 2.0%
          ENERGY SOURCES -- 1.1%
1,055,000 (a)Petroleo Brasileiro SA, Preference                          293,024
          TELECOMMUNICATIONS -- 0.4%
  345,000 (a)Telecomunicacoes de Sao Paulo SA, Preference                112,644
          UTILITIES - ELECTRICAL & GAS -- 0.5%
  270,000 Centrais Eletricas Brasileiras SA, Preference, Series B        161,014
           TOTAL BRAZIL                                                  566,682
GERMANY -- 0.4%
          FOOD & HOUSEHOLD PRODUCTS -- 0.1%
      322 Henkel KGAA, Pfd.                                               18,278
          MACHINERY & ENGINEERING -- 0.3%
      180 Gea AG, Vorzugsaktien                                           69,767
           TOTAL GERMANY                                                  88,045
           TOTAL PREFERRED STOCKS (IDENTIFIED COST $389,445)             654,727

FEDERATED INTERNATIONAL EQUITY FUND II


                                                                     VALUE IN
SHARES                                                              U.S. DOLLARS
(C)REPURCHASE AGREEMENT -- 6.0%
$1,680,000 BT Securities Corporation, 6.00%, dated 6/30/1997,
           due 7/1/1997 (AT AMORTIZED COST)                         $  1,680,000




          TOTAL INVESTMENTS (IDENTIFIED COST $24,666,774)(D)                                                           $28,075,394

(a) Non-income producing security.

(b) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At June 30, 1997, these securities amounted to $424,680 which represents 1.5% of net assets.

(c) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

(d) The cost of investments for federal tax purposes amounts to $24,666,774. The net unrealized appreciation of investments on a federal tax basis amounts to $3,408,620 which is comprised of $3,685,954 appreciation and $277,334 depreciation at June 30, 1997.

Note: The categories of investments are shown as a percentage of net assets
      ($27,831,518) at June 30, 1997.

The following acronyms are used throughout this portfolio:

ADR -- American Depositary Receipt
GDR -- Global Depositary Receipt
PLC -- Public Limited Company
SPA -- Standby Purchase Agreement

(See Notes which are an integral part of the Financial Statements)

FEDERATED INTERNATIONAL EQUITY FUND II
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1997 (UNAUDITED)

ASSETS:
Total investments in securities, at value (identified and tax cost $24,666,774)                                        $28,075,394
Cash                                                                                                                         5,493
Income receivable                                                                                                          104,784
Receivable for investments sold                                                                                            458,316
   Total assets                                                                                                         28,643,987
LIABILITIES:
Payable for investments purchased                                                                    $   742,916
Net payable for foreign currency exchange contracts purchased                                              5,932
Payable for taxes withheld                                                                                 9,215
Accrued expenses                                                                                          54,406
   Total liabilities                                                                                                       812,469
NET ASSETS for 2,230,237 shares outstanding                                                                            $27,831,518
NET ASSETS CONSIST OF:
Paid in capital                                                                                                        $24,063,257
Net unrealized appreciation of investments and translation of
 assets and liabilities in foreign currency                                                                              3,408,116
Accumulated net realized gain on investments and foreign
 currency transactions                                                                                                     208,015
Undistributed net investment income                                                                                        152,130
   Total Net Assets                                                                                                    $27,831,518

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
$27,831,518/2,230,237 shares outstanding                                                                                    $12.48

(See Notes which are an integral part of the Financial Statements)

FEDERATED INTERNATIONAL EQUITY FUND II
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

INVESTMENT INCOME:
Dividends (net of foreign taxes withheld of $36,475)                                                                   $   241,971
Interest                                                                                                                    46,673
   Total income                                                                                                            288,644
EXPENSES:
Investment advisory fee                                                                              $   106,760
Administrative personnel and services fee                                                                 61,987
Custodian fees                                                                                            43,905
Transfer and dividend disbursing agent fees and expenses                                                   9,724
Directors'/Trustees' fees                                                                                    676
Auditing fees                                                                                              6,284
Legal fees                                                                                                 6,155
Portfolio accounting fees                                                                                 29,534
Share registration costs                                                                                   1,624
Printing and postage                                                                                      17,254
Insurance premiums                                                                                         1,000
Miscellaneous                                                                                              4,804
   Total expenses                                                                                        289,707
Waivers and reimbursements --
   Waiver of investment advisory fee                                             $  (106,760)
   Reimbursement of other operating expenses                                         (48,950)
      Total waivers and reimbursements                                                                  (155,710)
          Net expenses                                                                                                     133,997
             Net investment income                                                                                         154,647
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain on investments and foreign currency transactions (net of foreign
 taxes withheld of $152)                                                                                                   389,308

Net change in unrealized appreciation of investments and translation of assets
and liabilities in foreign currency                                                                                2,283,548
  Net realized and unrealized gain on investments and foreign currency                                             2,672,856
     Change in net assets resulting from operations                                                             $  2,827,503


(See Notes which are an integral part of the Financial Statements)

FEDERATED INTERNATIONAL EQUITY FUND II
STATEMENT OF CHANGES IN NET ASSETS

                                                                                  SIX MONTHS
                                                                                    ENDED
                                                                                 (UNAUDITED)           YEAR ENDED
                                                                                   JUNE 30,           DECEMBER 31,
                                                                                     1997                 1996
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS--
Net investment income
Net realized gain (loss) on investments and foreign currency                     $   154,647          $      94,720
transactions ($389,308 net gain and $155,662 net loss, respectively,
as computed for federal tax purposes)                                                389,308               (231,600)
Net change in unrealized appreciation/depreciation of investments
and translation of assets and liabilities in foreign currency                      2,283,548              1,010,299
  Change in net assets resulting from operations                                   2,827,503                873,419
DISTRIBUTIONS TO SHAREHOLDERS--
Distributions from net investment income                                             (25,486)               (31,449)
SHARE TRANSACTIONS--
Proceeds from sale of shares                                                       8,515,855             12,772,774
Net asset value of shares issued to shareholders in payment of
distributions declared                                                                25,486                 31,448
Cost of shares redeemed                                                           (1,263,556)              (654,035)
  Change in net assets resulting from share transactions                           7,277,785             12,150,187
     Change in net assets                                                         10,079,802             12,992,157
NET ASSETS:
Beginning of period                                                               17,751,716              4,759,559
End of period (including undistributed net investment income
of $152,130 and $22,969, respectively)                                           $27,831,518            $17,751,716

(See Notes which are an integral part of the Financial Statements)

FEDERATED INTERNATIONAL EQUITY FUND II
FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                  SIX MONTHS
                                                                                    ENDED              YEAR ENDED
                                                                                 (UNAUDITED)          DECEMBER 31,
                                                                                   JUNE 30,               1996
                                                                                     1997          1996      1995(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                              $ 11.16        $ 10.35     $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                                              0.06           0.11**     0.07
  Net realized and unrealized gain on investments and
  foreign currency                                                                   1.27           0.75       0.28
  Total from investment operations                                                   1.33           0.86       0.35
LESS DISTRIBUTIONS
  Distributions from net investment income                                          (0.01)         (0.05)        --
NET ASSET VALUE, END OF PERIOD                                                    $ 12.48        $ 11.16     $10.35
TOTAL RETURN(B)                                                                     11.97%          8.32%      3.50%
RATIOS TO AVERAGE NET ASSETS
  Expenses                                                                           1.25%*         1.25%      1.22%*
  Net investment income                                                              1.44%*         0.89%      1.63%*
  Expense waiver/reimbursement(c)                                                    1.45%*         3.05%     11.42%*
SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                                         $27,832        $17,752      4,760
  Average commission rate paid(d)                                                 $0.0047        $0.0030         --
  Portfolio turnover                                                                  115%           103%        34%

* Computed on an annualized basis.

**Per share information presented is based upon the monthly average number of shares outstanding.

(a) Reflects operations for the period from May 5, 1995 (date of initial public investment) to December 31, 1995.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

(See Notes which are an integral part of the Financial Statements)

FEDERATED INTERNATIONAL EQUITY FUND II
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1997 (UNAUDITED)

1. ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated International Equity Fund II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to obtain a total return on its assets.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

   INVESTMENT VALUATIONS -- Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, Eastern time, on the day the value of the foreign security is determined.

   REPURCHASE AGREEMENTS -- It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

   The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

   INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

   FEDERAL TAXES -- It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

   However, federal taxes may be imposed on the Fund upon the disposition of certain investments in passive foreign investment companies. Withholding taxes on foreign interest and dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

   At last fiscal year-end date, the Fund, for federal tax purposes, had a capital loss carryforward of $172,758, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

   EXPIRATION YEAR   EXPIRATION AMOUNT
        2003            $  17,096
        2004            $ 155,662

   WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

   FOREIGN EXCHANGE CONTRACTS -- The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange risk. The Fund may enter into foreign currency exchange contracts as purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or crosshedge against either specific transactions or portfolio positions. The objective of the Fund's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the Fund's foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are "marked to market" daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the foreign currency exchanged contract is offset into a closing transaction or by delivery or receipt of the currency. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

At June 30, 1997, the Fund had outstanding foreign exchange contracts set forth below:

                                                               IN                         UNREALIZED
                                SETTLEMENT    CONTRACTS TO    EXCHANGE    CONTRACTS      APPRECIATION
 CONTRACTS PURCHASED              DATE      DELIVER/RECEIVE    FOR         AT VALUE     (DEPRECIATION)
 Italian Lira                    7/1/1997 -      467,651,918   $ 278,398   $ 275,159    $  (3,239)
                                 7/2/1997
 Japanese Yen                    7/1/1997         14,597,172     129,064     127,353       (1,711)
 Portuguese Escudo               7/1/1997          7,699,662      44,123      43,745         (378)
                                                               $ 451,585   $ 446,257    $  (5,328)
 CONTRACTS SOLD
 French Franc                    7/1/1997              5,879   $   1,001   $   1,000    $       1
 British Pound                   7/1/1997 -          256,639     426,720     427,381         (661)
 Sterling                        7/2/1997
 Singapore Dollar                7/3/1997             44,225      30,989      30,933           56
                                                               $ 458,710  $ 459,314    $    (604)
 Net Unrealized
 Depreciation on
 Foreign Exchange
 Contracts                                                                              $  (5,932)


FOREIGN CURRENCY TRANSLATION -- The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

RESTRICTED SECURITIES -- Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such reseals. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Additional information on each restricted security held at June 30, 1997 is as follows:

   SECURITY                              ACQUISITION DATE     ACQUISITION COST
   Chilectra S.A., ADR                      2/28/1996            $  5,428
   Telecel -- Comunicacoes Pessoai          3/11/1997 -
                                            4/24/1997            $287,906
   Want Want Holdings                       4/21/1997 -
                                            4/22/1997            $116,200

   USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

   OTHER -- Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:


                                                                                     SIX MONTHS
                                                                                       ENDED      YEAR ENDED
                                                                                      JUNE 30,    DECEMBER 31,
                                                                                        1997         1996
 Shares sold                                                                          748,682      1,188,525
 Shares issued to shareholders in payment of distributions declared                     2,349          3,009
 Shares redeemed                                                                     (111,081)       (60,899)
        Net change resulting from share transactions                                  639,950      1,130,635

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE -- Federated Global Research Corp., the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 1.00% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

ADMINISTRATIVE FEE -- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES -- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES -- FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES -- Organizational expenses of $15,465 were borne initially by Adviser. The Fund has agreed to reimburse Adviser for the organizational expenses during the five year period following effective date. For the period ended June 30, 1997, the Fund paid $2,835 pursuant to this agreement.

GENERAL -- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended June 30, 1997, were as follows:

PURCHASES   $29,815,867
SALES       $23,127,989

6. CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

TRUSTEES
John F. Donahue
Thomas G. Bigley
John T. Conroy, Jr.
William J. Copeland
J. Christopher Donahue
James E. Dowd
Lawrence D. Ellis, M.D.
Edward L. Flaherty, Jr.
Peter E. Madden
Gregor F. Meyer
John E. Murray, Jr.
Wesley W. Posvar
Marjorie P. Smuts

OFFICERS
John F. Donahue
  Chairman
J. Christopher Donahue
  President
Edward C. Gonzales
  Executive Vice President

John W. McGonigle
  Executive Vice President, Treasurer, and Secretary
Richard B. Fisher
  Vice President
Matthew S. Hardin
  Assistant Secretary

Variable funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in variable funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

FEDERATED INTERNATIONAL EQUITY FUND II
SEMI-ANNUAL REPORT TO SHAREHOLDERS
JUNE 30, 1997

                                                 Federated Insurance Series
[Graphic]
Federated Securities Corp., Distributor
Cusip 313916603
G00433-06 (8/97)
[Graphic]



PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Semi-Annual Report to shareholders for Federated Prime Money Fund II, a portfolio of Federated Insurance Series.

The report covers the six-month period from January 1, 1997, through June 30, 1997. It begins with an investment review by the fund's portfolio manager, which is followed by a complete listing of the fund's holdings and its financial statements.

This high-quality money market mutual fund keeps your ready cash pursuing daily income while keeping your principal stable.* And, you have convenient, daily access to your money.

To provide a competitive daily yield, the fund invests in a diversified portfolio of high-quality money market securities. At the end of the reporting period, the portfolio was invested in commercial paper (38%), repurchase agreements (26.2%), variable rate notes (18.6%), certificates of deposit (9.6%) and short-term notes (7.5%).

During the reporting period, the fund paid a total of $0.02 per share in dividends to shareholders while maintaining a stable $1.00 share price. On June 30, 1997, total net assets reached $62.4 million.

Thank you for choosing Federated Prime Money Fund II to put your cash to work pursuing income every day. We'll continue to keep you up to date on your investment, and welcome your comments and suggestions.

Sincerely,

[Graphic]

J. Christopher Donahue
President
August 15, 1997

* Money market funds seek to maintain a stable net asset value of $1.00 per share. There is no assurance that they will be able to do so. An investment in the fund is not insured or guaranteed by the U.S. government.

INVESTMENT REVIEW

Federated Prime Money Fund II invests in money market instruments maturing in thirteen months or less. The average maturity of these securities, computed on a dollar-weighted basis, is restricted to 90 days or less. Portfolio securities must be rated in one of the two highest short-term rating categories by one or more of the nationally recognized statistical rating organizations or be of comparable quality to securities having such ratings. Typical security types include, but are not limited to, commercial paper, certificates of deposit, time deposits, variable rate demand notes and repurchase agreements.

For the first quarter of 1997, nearly all economic statistics showed that an economic growth spurt continued. Private sector job gains along with some acceleration in wage gains supported both hefty retail sales and an uptick in the saving rate. Consumer confidence continued upward to 129.6% while the manufacturing sector held its own, as evidenced by the capacity utilization rate of 83.5%. In the second quarter of 1997, however, the consumer seemed to briefly step to the sidelines despite the unemployment rate reaching a 20-year low of 4.8%.

Although economic growth kept pace, inflation remained benign. Overall the consumer price index rose just 1.4% during the time period, while the producer price index actually declined 3.4% on an annualized basis. Energy prices drastically declined during the period, while news on the wage inflation front was also positive. The employment cost index during the first quarter rose just 0.8% and rose 0.7% during the second quarter.

Thirty-day commercial paper started the reporting period at 5.39% on January 1, 1997, rose as high as 5.60% in late March, near the time the Federal Reserve Board (the "Fed") raised rates on March 25, 1997. Since that time, 30-day commercial paper has been trading in a 5.55% - 5.60% range.

The Fed raised the target federal funds rate on March 25, 1997, from 5.25% to 5.50% in order to prevent a rise in inflation. The increase was largely anticipated and had been reflected prior to the actual increase.

The target average maturity range for the fund remained in the 35-45 day target range for the entire reporting period, reflecting a neutral position regarding Fed policy. Given the concentrated nature of much of the fund's current asset base, however, the actual average maturity has been somewhat lower. In structuring the fund, there is continued emphasis placed on positioning 30-35% of the fund's core assets in variable rate demand notes and accomplishing a modest barbell structure.

During the six-month reporting period ended June 30, 1997, the net assets of Federated Prime Money Fund II increased from $45.7 million to $62.4 million while the 7-day net yield increased from 4.77% to 4.92%.* The effective average maturity of the fund on June 30, 1997, was 35 days.

* Performance quoted represents past performance and is not indicative of future results. Yield will vary. Performance information does not reflect the charges and expenses of a variable annuity or variable life insurance contract.

FEDERATED PRIME MONEY FUND II
PORTFOLIO OF INVESTMENTS
JUNE 30, 1997 (UNAUDITED)

 PRINCIPAL
  AMOUNT
VALUE
SHORT-TERM NOTES -- 7.5%
               BANKING--4.0%
$   500,000 Bayerische Landesbank- NY, 6.250%, 4/15/1998                                                                $    499,885
  2,000,000 SALTS II - III Cayman Islands Corp., (Bankers Trust Int'l PLC Swaps
            Agmt.) 5.863% - 6.065%, 9/18/1997 - 12/18/1997                                                                 2,000,000
               Total                                                                                                       2,499,885
            BROKERAGE--1.6%
  1,000,000 Goldman Sachs Group, LP, 5.850%, 7/28/1997                                                                     1,000,000
            FINANCE-AUTO--1.6%
  1,000,000 Chase Manhattan Auto Owner Trust 1997-B, 5.744%, 7/10/1998                                                     1,000,000
            FINANCE - EQUIPMENT--0.3%
    188,867 Capita Equipment Receivables Trust 1996-1, 5.600%, 10/15/1997                                                    188,867
               TOTAL SHORT-TERM NOTES                                                                                      4,688,752
CERTIFICATES OF DEPOSIT--9.6%
            BANKING--9.6%
  1,500,000 National Bank of Canada, Montreal, 5.750%, 7/14/1997                                                           1,500,000
  2,500,000 Royal Bank of Canada, Montreal, 5.586% - 6.000%,
            9/26/1997 - 4/6/1998                                                                                           2,501,717
  2,000,000 Societe Generale, Paris, 5.590%, 9/3/1997                                                                      1,999,959
               TOTAL CERTIFICATES OF DEPOSIT                                                                               6,001,676
COMMERCIAL PAPER--38.0%
            BANKING--8.0%
  2,000,000 Bank of Nova Scotia, Toronto, 5.709%, 8/26/1997                                                                1,982,484
  2,000,000 Commonwealth Bank of Australia, Sydney, 5.493% - 5.909%,
            7/30/1997 - 10/3/1997                                                                                          1,980,676
  1,000,000 ING US Funding, (Guaranteed by Internationale Nederlanden
            Bank N.V.), 5.520%, 7/8/1997                                                                                     998,956
               Total                                                                                                       4,962,116

FEDERATED PRIME MONEY FUND II

 PRINCIPAL
  AMOUNT                                                                                                                    VALUE
COMMERCIAL PAPER -- CONTINUED
            BROKERAGE--8.0%
$ 2,000,000 Goldman Sachs Group, LP, 5.656%, 7/2/1997                                                                   $  1,999,686
  3,000,000 Merrill Lynch & Co., Inc., 5.591%, 7/7/1997                                                                    2,997,225
               Total                                                                                                       4,996,911
            ELECTRICAL EQUIPMENT--0.8%
   500,000  Whirlpool Financial Corp., (Whirlpool Corp. Support Agreement),
            5.786%, 7/25/1997                                                                                                498,087
            FINANCE - AUTOMOTIVE--3.5%
  2,200,000 General Motors Acceptance Corp., 5.700% - 5.953%,
            7/3/1997 - 10/6/1997                                                                                           2,196,261
            FINANCE - COMMERCIAL--16.1%
  1,000,000 Asset Securitization Cooperative Corp., 5.721%, 8/7/1997                                                         994,203
  2,000,000 Beta Finance, Inc., 5.867% - 5.888%, 11/14/1997                                                                1,956,858
  1,000,000 Corporate Asset Funding Co., Inc. (CAFCO), 5.634%, 7/8/1997                                                      998,911
  1,150,000 Falcon Asset Securitization Corp., 5.620%, 7/10/1997                                                           1,148,390
  1,000,000 General Electric Capital Corp., 5.440%, 8/6/1997                                                                 994,700
  3,000,000 Greenwich Funding Corp., 5.624% - 5.779%, 7/1/1997 - 9/22/1997                                                 2,986,951
  1,000,000 PREFCO-Preferred Receivables Funding Co., 5.702%, 7/9/1997                                                       998,751

            Total                                                    10,078,764
            FINANCE - RETAIL--1.6%
 1,000,000  New Center Asset Trust, A1+/P1 Series, 5.690%,
            9/3/1997                                                    990,027
            TOTAL COMMERCIAL PAPER                                   23,722,166
(A)NOTES - VARIABLE--18.6%
            BANKING--13.8%
   160,000  Alabama State IDA, (Wellborn Cabinet, Inc.),
            Tax Revenue Bonds, (Amsouth Bank N.A.,
            Birmingham LOC), 5.740%, 7/2/1997                           160,000
   200,000  Capital One Funding Corp., SERIES 1995-A,
            (Bank One, Indianapolis, IN LOC), 5.630%, 7/3/1997          200,000
   190,000  Denver Urban Renewal Authority, (Series 1992-B),
            (Banque Paribas, Paris LOC), 5.950%, 7/3/1997               190,000

FEDERATED PRIME MONEY FUND II

  PRINCIPAL
   AMOUNT                                                               VALUE

(A)NOTES - VARIABLE -- CONTINUED
            BANKING -- CONTINUED
$  185,000  Franklin County, OH, (Edison Wielding),
            (Series 1995), (Huntington National Bank,
            Columbus, OH LOC), 5.840%, 7/3/1997                   $     185,000
 1,000,000  Kenny, Donald R. and Cheryl A., Series 1996-C,
            (Star Bank, N.A., Cincinnati LOC), 5.760%, 7/3/1997       1,000,000
 2,000,000  Liquid Asset Backed Securities Trust, Series 1997-1,
            (Westdeutsche Landesbank Girozentrale Swap
            Agreement), 5.688%, 7/15/1997                             2,000,000
 1,000,000  Liquid Asset Backed Securities Trust, Series 1997-3
            Senior Notes, (Westdeutsche Landesbank Girozentrale
            Swap Agreement, Guaranteed by AMBAC), 5.751%,
            9/27/1997                                                 1,000,000
   575,000  Madison, WI Community Development Authority,
            Series 1997-B Hamilton Point Apts., (Bank One,
            Milwaukee, WI N.A. LOC), 5.810%, 7/3/1997                   575,000
   278,000  Maryland State IDFA, (Human Genome), (Series 1994),
            (First National Bank of Maryland, Baltimore LOC),
            5.760%, 6/30/1997                                           278,000
   330,000  Mississippi Business Finance Corp., Metalloy Project,
            (Comerica Bank, Detroit, MI LOC), 5.710%, 7/3/1997          330,000
   375,010  Pelham City, IDB, (Columbus Bank and Trust Co.,
            GA LOC), 5.910%, 7/3/1997                                   375,010
   550,000  REAL I Funding Corp., Casto Realty Investments
            Series 1996, (Huntington National Bank, Columbus,
            OH LOC), 5.710%, 7/3/1997                                   550,000
   984,664  Rabobank Optional Redemption Trust,
            Series 1997-101 (Rabobank Guarantee), 5.852%,
            7/15/1997                                                   984,664
   370,000  Roby Company Ltd. Partnership, (Huntington
            National Bank, Columbus, OH LOC), 5.710%, 7/3/1997          370,000
   185,000  Southeast Regional Holdings, LLC, (Series 1995-A),
            (Columbus Bank and Trust Co., GA LOC), 5.910%,
            7/3/1997                                                    185,000
   199,000  Vista Funding Corp., (Series 1994-A), (Fifth Third
            Bank of Northwestern OH LOC), 5.710%, 7/3/1997              199,000
            Total                                                     8,581,674
            INSURANCE--4.8%
 1,000,000  General American Life Insurance Company, 5.888%,
            7/21/1997                                                 1,000,000
 1,000,000  Jackson National Life Insurance Company, 5.900%,
            7/25/1997                                                 1,000,000

FEDERATED PRIME MONEY FUND II

  PRINCIPAL
   AMOUNT                                                               VALUE

(A)NOTES - VARIABLE -- CONTINUED
            INSURANCE -- CONTINUED
$1,000,000  Travelers Insurance Company, 5.873%, 7/1/1997         $   1,000,000
            Total                                                     3,000,000
            TOTAL NOTES -- VARIABLE                                  11,581,674
(B)REPURCHASE AGREEMENTS--26.2%
 2,000,000  Chase Government Securities, Inc., 6.150%, dated
            6/30/1997, due 7/1/1997                                   2,000,000
 5,000,000  Fuji Government Securities, Inc., 6.000%, dated
            6/30/1997, due 7/1/1997                                   5,000,000
 2,000,000  Goldman Sachs Group, LP, 6.150%, dated
            6/30/1997, due 7/1/1997                                   2,000,000
 5,000,000  PaineWebber Group, Inc., 6.000%, dated
            6/30/1997, due 7/1/1997                                   5,000,000
 1,972,000  Swiss Bank Capital Markets, 5.930%, dated
            6/30/1997, due 7/1/1997                                   1,972,000
   395,000  UBS Securities, Inc., 5.900%, dated 6/30/1997,
            due 7/1/1997                                                395,000
            TOTAL REPURCHASE AGREEMENTS                              16,367,000
            TOTAL INVESTMENTS (AT AMORTIZED COST)(C)              $  62,361,268

(a) Floating rate note with current rate and next reset date shown.

(b) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

(c) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($62,372,613) at June 30, 1997.

The following acronyms are used throughout this portfolio:

AMBAC -- American Municipal Bond Assurance Corporation
IDA -- Industrial Development Authority
IDB -- Industrial Development Bond
IDFA -- Industrial

Development Finance Authority LOC -- Letter of Credit LP -- Limited Partnership PLC -- Public Liability Company LLC -- Limited Liability Corporation

(See Notes which are an integral part of the Financial Statements)

FEDERATED PRIME MONEY FUND II
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1997 (UNAUDITED)

ASSETS:
Total investments in securities, at amortized cost and value                                                     $62,361,268
Cash                                                                                                                   5,974
Income receivable                                                                                                    236,839
  Total assets                                                                                                    62,604,081

Income distribution payable                                                   $     231,468
NET ASSETS for 62,372,613 shares outstanding                                                                     $62,372,613
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
$62,372,613 / 62,372,613 shares outstanding                                                                      $      1.00

(See Notes which are an integral part of the Financial Statements)

FEDERATED PRIME MONEY FUND II
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

INVESTMENT INCOME:
Interest                                                                                                         $ 1,618,942
EXPENSES:
Investment advisory fee                                                       $     145,769
Administrative personnel and services fee                                            61,987
Custodian fees                                                                        7,111
Transfer and dividend disbursing agent fees and expenses                             11,140
Directors'/Trustees' fees                                                               996
Auditing fees                                                                         6,343
Legal fees                                                                            1,990
Portfolio accounting fees                                                            19,930
Share registration costs                                                              2,786
Printing and postage                                                                 18,097
Insurance premiums                                                                      904
Miscellaneous                                                                         4,750
  Total expenses                                                                    281,803
Waivers --
  Waiver of investment advisory fee                                                 (47,289)
     Net expenses                                                                                                    234,514
          Net investment income                                                                                  $ 1,384,428

(See Notes which are an integral part of the Financial Statements)

FEDERATED PRIME MONEY FUND II
STATEMENT OF CHANGES IN NET ASSETS

                                                                               SIX MONTHS
                                                                                 ENDED                          YEAR ENDED
                                                                               (UNAUDITED)                      DECEMBER 31,
                                                                              JUNE 30, 1997                        1996
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS --
Net investment income                                                         $   1,384,428                    $   1,446,378
DISTRIBUTIONS TO SHAREHOLDERS--
Distributions from net investment income                                         (1,384,428)                      (1,446,378)
SHARE TRANSACTIONS--
Proceeds from sale of shares                                                    117,960,881                      214,683,781
Net asset value of shares issued to shareholders in payment of
 distributions declared                                                           1,137,886                        1,446,378
Cost of shares redeemed                                                        (102,381,486)                    (188,312,731)
  Change in net assets resulting from share transactions                         16,717,281                       27,817,428
   Change in net assets                                                          16,717,281                       27,817,428
NET ASSETS:
Beginning of period                                                              45,655,332                       17,837,904
End of period                                                                 $  62,372,613                    $  45,655,332

(See Notes which are an integral part of the Financial Statements)

FEDERATED PRIME MONEY FUND II
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                     SIX MONTHS
                                                        ENDED
                                                     (UNAUDITED)
                                                       JUNE 30,              YEAR ENDED JUNE 30,
                                                       1997           1996         1995          1994(A)
NET ASSET VALUE, BEGINNING OF PERIOD                   $1.00          $1.00        $1.00         $1.00
INCOME FROM INVESTMENT OPERATIONS

  Net investment income                          0.02      0.05      0.05       0.01
LESS DISTRIBUTIONS
  Distributions from net investment income      (0.02)    (0.05)    (0.05)     (0.01)
NET ASSET VALUE, END OF PERIOD                $  1.00   $  1.00   $  1.00    $  1.00
TOTAL RETURN(B)                                  2.36%     4.75%     5.20%      0.50%
RATIOS TO AVERAGE NET ASSETS
  Expenses                                       0.80%*    0.80%     0.80%      0.80%*
  Net investment income                          4.72%*    4.68%     5.12%      4.26%*
  Expense waiver(c)                              0.16%*    0.57%     2.69%     71.84%*
SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)     $62,373   $45,655   $17,838    $   552

* Computed on an annualized basis.

(a) Reflects operations for the period from November 18, 1994 (date of initial public investment) to December 31, 1994. For the period from December 10, 1993 (start of business) to November 17, 1994 the fund had no public investment.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FEDERATED PRIME MONEY FUND II
NOTES TO FINANCIAL STATEMENTS

JUNE 30, 1997 (UNAUDITED)

1. ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Prime Money Fund II (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

   INVESTMENT VALUATIONS -- The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act. Investments in other open-end regulated investment companies are valued at net asset value.

   REPURCHASE AGREEMENTS -- It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

   The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

   INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS -- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

   FEDERAL TAXES -- It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

   WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

   DEFERRED EXPENSES -- The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from the Fund's commencement date.

   USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

   OTHER -- Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At June 30, 1997, capital paid-in aggregated $62,372,613.

Transactions in shares were as follows:

                                                                                 SIX MONTHS
                                                                                   ENDED                YEAR
                                                                                 (UNAUDITED)            ENDED
                                                                                   JUNE 30,          DECEMBER 31,
                                                                                    1997                1996
 Shares sold                                                                      117,960,881        214,683,781
 Shares issued to shareholders in payment of distributions declared                 1,137,886          1,446,378
 Shares redeemed                                                                 (102,381,486)      (188,312,731)
  Net change resulting from share transactions                                     16,717,281         27,817,428


4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   INVESTMENT ADVISORY FEE -- Federated Advisers, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

   ADMINISTRATIVE FEE -- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

   TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES -- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

   PORTFOLIO ACCOUNTING FEES -- FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

   ORGANIZATIONAL EXPENSES -- Organizational expenses of $22,430 were borne initially by the Adviser. The Fund has agreed to reimburse the Adviser for the organizational expenses during the five year period following effective date. For the period ended June 30, 1997, the Fund paid $5,981 pursuant to this agreement.

   GENERAL -- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

TRUSTEES

John F. Donahue
Thomas G. Bigley
John T. Conroy, Jr.
William J. Copeland
J. Christopher Donahue
James E. Dowd
Lawrence D. Ellis, M.D.
Edward L. Flaherty, Jr.
Peter E. Madden
Gregor F. Meyer
John E. Murray, Jr.
Wesley W. Posvar
Marjorie P. Smuts

OFFICERS
John F. Donahue
  Chairman
J. Christopher Donahue
  President
Edward C. Gonzales
  Executive Vice President
John W. McGonigle
  Executive Vice President, Treasurer, and Secretary
Richard B. Fisher
  Vice President
Matthew S. Hardin
  Assistant Secretary

Variable funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in variable funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

FEDERATED PRIME MONEY FUND II
SEMI-ANNUAL REPORT
TO SHAREHOLDERS
JUNE 30, 1997

FEDERATED INSURANCE SERIES

[Graphic]

FEDERATED INVESTORS
Federated Securities Corp., Distributor

Cusip 313916504
G00433-05 (8/97)
[Graphic]

PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Semi-Annual Report to shareholders for Federated Utility Fund II, a portfolio of Federated Insurance Series.

This report covers the six-month period from January 1, 1997, through June 30, 1997. It begins with a commentary by the fund's portfolio managers, which is followed by a complete listing of the fund's utility holdings and the fund's financial statements.

Utilities can be a wise investment because they provide critical, ongoing services to every civilized society. By investing primarily in the common stocks of U.S. and foreign utility companies, Federated Utility Fund II helps shareholders participate in the income and growth opportunities of this staple market.

Amid a favorable environment for utilities, the fund produced a strong six-month total return of 8.98%.* Contributing to the total return were dividend income totaling $0.21 per share, capital gains totaling $0.26 per share, and net asset value growth of $0.56 per share. On June 30, 1997, total net assets reached $77.4 million.

Thank you for participating in the income and growth opportunities of utility stocks through Federated Utility Fund II. As always, we welcome your comments and suggestions.

Sincerely,
[Graphic]
J. Christopher Donahue
President
August 15, 1997

* Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance information does not reflect the charges and expenses of a variable annuity or variable life insurance contract.

INVESTMENT REVIEW

The second quarter of 1997 was quite positive for the utility sectors, though not as strong as the overall market. The Standard & Poor's Electric Index had a total return of 5.3%, Standard & Poor's Telephone Index returned 12.5%, and Standard & Poor's Natural Gas Index returned 7.7%.* The fund performed well in comparison, with a total return of 9.1%.**

Second quarter news for the electric industry included unexpected legislative setbacks in Texas and Illinois as the industry's transition from a regulated monopoly to a competitive open market hit another snag. There was, however, positive news in Michigan, which we expect will pass favorable legislation later this year. Additionally, there are other bright spots. Companies continue to diversify into other utility sectors and to other parts of the world to attempt to increase their profit growth. The "convergence" of the electric and gas industries continues, as companies merge to become regional, and eventually national, providers of integrated energy services. We continue to position the fund to benefit from these trends.

DUKE POWER, the fund's largest holding, merged in June with PanEnergy to become Duke Energy. Duke's promising new market of providing gas and electricity from a single source doubles the company's expected earnings growth rate from 4% to 8%.

PACIFICORP, another holding of the fund, agreed to acquire The Energy Group of

England. This merger will combine a low-cost electric provider in the western U.S. with a large, deregulated utility in England and Peabody Coal, the largest private coal producer in the world. The new company will have a competitive advantage in providing low-cost power in the U.S., England, and Australia (the three largest deregulated energy markets in the world).

We remain enthusiastic about the prospects for the fund. All three utility subsectors--electric, gas, and telephone, appear inexpensive versus the broad market. The relative dividend yield on electrics, for example, is the highest in twenty years. Furthermore, the defensive characteristics of utilities should come back in favor when investors again recognize the value of seeking high and reliable dividend yields, steady earnings, and moderate growth.

THEMES:

1. High-quality domestic utilities with superior dividend growth prospects.

2. Utilities with astute managers who can capitalize on changes in the industry.

3. Diversification of the fund's risk by including non-utility companies and international utilities.

COMMENTS REGARDING SELECTED PURCHASES:

ELECTRICIDADE DE PORTUGAL has excellent earnings and dividend growth potential from more efficient management, now that the government has made it a private company.

BOSTON PROPERTIES is a high-quality real estate investment trust that owns office properties in the northeast. It has a 6.5% yield and is expected to benefit from the improvement in real estate markets.

PG & E provides exposure to California, the only major state to set definite rules for transition to competition. The company plans to divest its generating plants and become a distributor of gas and electric that will generate large cash flows.

* The Standard & Poor's Utilities (electric power companies) Index, the Standard & Poor's Telephone Index and the Standard & Poor's Natural Gas Distributors & Pipe Lines Index are capitalization-weighted indices of all stocks designed to measure the performance of the electric power utilities company sector, the telephone sector and the natural gas distributors and pipe line sector, respectively, of the Standard & Poor's 500 Index. Indices are unmanaged, and investments cannot be made in an index.

** Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance information does not reflect the charges and expenses of a variable annuity or variable life insurance contract.

FEDERATED UTILITY FUND II
PORTFOLIO OF INVESTMENTS

JUNE 30, 1997 (UNAUDITED)

                                                                          VALUE
                                                                         IN U.S.
  SHARES                                                                 DOLLARS
COMMON STOCKS--74.5%
                    CONSUMER DURABLES--0.5%
              9,700 Ford Motor Co.                                  $    366,175
                    CONSUMER NON-DURABLES--2.0%
             34,100 Philip Morris Cos., Inc.                           1,513,188
                    ELECTRIC UTILITIES: CENTRAL--9.4%
             70,500 CMS Energy Corp.                                   2,485,125
             28,100 Cinergy Corp.                                        978,231
             79,700 DPL, Inc.                                          1,962,612
             44,200 NIPSCO Industries, Inc.                            1,826,013
                    Total                                              7,251,981
                    ELECTRIC UTILITIES: EAST--3.1%
             64,500 DQE, Inc.                                          1,822,125
             15,600 GPU, Inc.                                            559,650
                    Total                                              2,381,775
                    ELECTRIC UTILITIES: SOUTH--13.1%
             65,988 Duke Energy Co.                                    3,163,300
             48,300 FPL Group, Inc.                                    2,224,819
             72,100 Southern Co.                                       1,577,188
             68,000 TECO Energy, Inc.                                  1,738,250
             41,500 Texas Utilities Co.                                1,429,156
                    Total                                             10,132,713
                    ELECTRIC UTILITIES: WEST--6.0%
             26,000 P G & E Corp.                                        630,500
             53,700 Pacificorp                                         1,181,400

FEDERATED UTILITY FUND II

                                                                          VALUE
                                                                         IN U.S.

  SHARES                                                              DOLLARS
COMMON STOCKS--CONTINUED
            ELECTRIC UTILITIES: WEST--CONTINUED
    66,300  Pinnacle West Capital Corp.                           $   1,993,144
    21,900  Portland General Corp.                                      869,156
            Total                                                     4,674,200
            ENERGY MINERALS--0.5%
     6,800  Exxon Corp.                                                 418,200
            FINANCE--3.4%
    12,600  (a)Boston Properties, Inc.                                  346,500
    56,900  Meditrust, REIT                                           2,268,887
            Total                                                     2,615,387
            MAJOR U.S. TELECOMMUNICATIONS--18.4%
    34,900  Ameritech Corp.                                           2,371,019
    54,500  BellSouth Corp.                                           2,527,437
    54,700  GTE Corp.                                                 2,399,962
    57,900  MCI Communications Corp.                                  2,216,484
    36,686  SBC Communications, Inc.                                  2,269,946
    46,100  Sprint Corp.                                              2,426,013
            Total                                                    14,210,861
            NATURAL GAS DISTRIBUTION--4.3%
    53,700  MCN Corp.                                                 1,644,562
     5,600  New Jersey Resources Corp.                                  175,700
    44,400  Pacific Enterprises                                       1,492,950
            Total                                                     3,313,212
            NON-U.S. UTILITIES--12.1%
   174,500  China Light and Power Co. Ltd.                              988,803
    86,550  (a)Electricidade de Portugal SA                           1,588,299
    57,200  Empresa Nacional Electricidad SA, ADR                     1,290,575
    23,000  Korea Electric Power Corp., ADR                             429,812

FEDERATED UTILITY FUND II

                                                                        VALUE
                                                                       IN U.S.
  SHARES                                                               DOLLARS

COMMON STOCKS--CONTINUED
            NON-U.S. UTILITIES--CONTINUED
    42,700  National Power Co. PLC, ADR                           $   1,502,506
        70  Nippon Telegraph & Telephone Corp.                          671,785
   324,500  Stet Societa Finanziaria Telefonica SPA                   1,126,491
    11,800  Telecomunicacoes Brasileiras SA, ADR                      1,790,650
            Total                                                     9,388,921
            OIL/GAS TRANSMISSION--1.4%
    25,000  Williams Cos., Inc. (The)                                 1,093,750
            WATER SUPPLY--0.3%
    12,800  American Water Works Co., Inc.                              273,600
            TOTAL COMMON STOCKS (IDENTIFIED COST $50,142,993)        57,633,963
CONVERTIBLE PREFERRED STOCKS--18.2%
            BASIC INDUSTRY--2.4%
     7,800  (a)Amcor Ltd., PRIDES                                       413,400
    41,700  Coeur d'Alene Mines Corp., Conv. Pfd., $1.49                698,475
    19,000  Merrill Lynch & Co., Inc., STRYPES, Series
            IMC Global                                                  712,500
            Total                                                     1,824,375
            CELLULAR TELEPHONE--1.0%
    16,600  Airtouch Communications, Inc., Conv. Pfd.,
            Series C, $2.13                                             796,800
            ENERGY MINERALS--1.1%
    15,500  (a)(b)Tosco Corp., Conv. Pfd.                               862,963
            FINANCE--4.5%
     7,300  Merrill Lynch & Co., Inc., STRYPES, $4.09                   500,050
    16,200  Merrill Lynch & Co., Inc., STRYPES, Series
            MGIC, $3.12                                               1,336,500
    22,900  National Australia Bank, Ltd., Melbourne,
            Exchangeable Capital Unit, $1.97                            639,769
    14,600  Salomon, Inc., DECS, $2.03                                  492,750
    12,600  SunAmerica, Inc., PERCS, 8.5%                               549,675
            Total                                                     3,518,744

FEDERATED UTILITY FUND II

     SHARES                                                             VALUE
  OR PRINCIPAL                                                         IN U.S.
     AMOUNT                                                            DOLLARS

CONVERTIBLE PREFERRED STOCKS--CONTINUED
            HEALTH CARE--1.0%
     7,900  Aetna, Inc., Conv. Pfd., $4.76                        $     740,625
            NATURAL GAS DISTRIBUTION--0.2%
     3,300  MCN Corp., PRIDES, $8.00                                    179,437
            OIL/GAS TRANSMISSION--1.8%
    13,700  Williams Cos., Inc. (The), Conv. Pfd., $3.50              1,411,785
            SERVICES--3.2%
    25,000  Browning-Ferris Industries, Inc., ACES, $2.58               831,250
     6,500  (b)CalEnergy Co., Inc., Conv. Pfd.                          368,713
    38,000  Hollinger International Publishing, Inc.,
            Conv. Pfd., $.95                                            437,000
     7,800  TCI Communications, Inc., Exchangeable Pfd.
            Stock, $5.00                                                803,400
            Total                                                     2,440,363
            TECHNOLOGY--1.9%
    16,500  Microsoft Corp., Cumulative Conv. Pfd.,
            Series A, $2.20                                           1,435,500
            UTILITIES--1.1%
    14,200  Salomon, Inc., DECS, Series CSN, $3.48                      907,025

            TOTAL CONVERTIBLE PREFERRED STOCKS
            (IDENTIFIED COST $12,684,009)                            14,117,617
CONVERTIBLE CORPORATE BONDS--4.1%
            HEALTH CARE--2.6%
$  800,000  Alza Corp., Conv. Bond, 5.00%, 5/1/2006                     811,792
 1,800,000  (b)Roche Holdings, Inc., LYON, 5/6/2012                     787,500
   300,000  Tenet Healthcare Corp., Conv. Bond, 6.00%, 12/1/2005        374,571
            Total                                                     1,973,863
            NON-U.S. UTILITIES--0.3%
   245,000  Korea Electric Power Corp., Conv. Bond, 5.00%,
            8/1/2001                                                    242,702

FEDERATED UTILITY FUND II

     SHARES                                                             VALUE
  OR PRINCIPAL                                                         IN U.S.
     AMOUNT                                                            DOLLARS

CONVERTIBLE CORPORATE BONDS--CONTINUED
            TECHNOLOGY--1.2%
$  745,000  (b)Solectron Corp., Conv. Bond, 6.00%, 3/1/2006       $     932,449
            TOTAL CONVERTIBLE CORPORATE BONDS (IDENTIFIED
            COST $2,857,178)                                          3,149,014
(C)REPURCHASE AGREEMENT--3.6%
 2,800,000  BT Securities Corporation, 6.00%, dated 6/30/1997,
            due 7/1/1997 (AT AMORTIZED COST)                          2,800,000
            TOTAL INVESTMENTS (IDENTIFIED COST $68,484,180)(D)    $  77,700,594

(a) Non-income producing security.

(b) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At June 30, 1997, these securities amounted to $2,951,625 which represents 3.8% of net assets.

(c) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

(d) The cost of investments for federal tax purposes amounts to $68,484,180. The net unrealized appreciation of investments on a federal tax basis amounts to $9,216,414 which is comprised of $9,702,462 appreciation and $486,048 depreciation at June 30, 1997.

Note: The categories of investments are shown as a percentage of net assets
      ($77,394,033) at June 30, 1997.

The following acronyms are used throughout this portfolio:

ACES --Adjustable Convertible Extendable Securities
ADR --American Depositary Receipt
DECS --Dividend Enhanced Convertible Stock
LYON --Liquid Yield Option Note
PERCS --Preferred Equity Redemption Cumulative Stock
PLC --Public Limited Company
PRIDES --Preferred Redeemable Increased Dividend Equity Securities REIT --Real Estate Investment Trust
SPA --Standby Purchase Agreement
STRYPES --Structured Yield Product Exhangeable for Stock

(See Notes which are an integral part of the Financial Statements)

FEDERATED UTILITY FUND II
STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 1997 (UNAUDITED)
ASSETS:
Total investments in securities, at value
 (identified and tax cost $68,484,180)                              $77,700,594
Cash                                                                     39,071
Income receivable                                                       243,844
Receivable for investments sold                                       1,242,289
    Total assets                                                     79,225,798
LIABILITIES:
Payable for investments purchased                  $ 1,821,448
Payable for taxes withheld                              10,317
    Total liabilities                                                 1,831,765
NET ASSETS for 6,257,442 shares outstanding                         $77,394,033
NET ASSETS CONSIST OF:
Paid in capital                                                     $67,374,321
Net unrealized appreciation of investments and
 translation of assets and liabilities
 in foreign currency                                                  9,217,210
Accumulated net realized gain on investments
 and foreign currency transactions                                      679,020
Undistributed net investment income                                     123,482
    Total Net Assets                                                $77,394,033
NET ASSET VALUE, OFFERING PRICE AND
 REDEMPTION PROCEEDS PER SHARE:
 $77,394,033 / 6,257,442 shares
 outstanding                                                             $12.37

(See Notes which are an integral part of the Financial Statements)

FEDERATED UTILITY FUND II
STATEMENT OF OPERATIONS

SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

INVESTMENT INCOME:
Dividends (net of foreign taxes
 withheld of $21,425)                                               $ 1,418,236
Interest                                                                132,458
    Total income                                                      1,550,694
EXPENSES:
Investment advisory fee                          $   255,800
Administrative personnel and
 services fee                                         61,987
Custodian fees                                         4,750
Transfer and dividend disbursing
 agent fees and expenses                              12,250
Directors'/Trustees' fees                              1,250
Auditing fees                                          6,344
Legal fees                                             1,750
Portfolio accounting fees                             24,250
Share registration costs                               1,240
Printing and postage                                  20,000
Insurance premiums                                     2,250
Miscellaneous                                          8,000
    Total expenses                                   399,871
Waiver--
    Waiver of investment
     advisory fee                                   (108,415)
      Net expenses                                                      291,456
        Net investment income                                         1,259,238
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain on investments and
 foreign currency transactions                                          695,889
Net change in unrealized appreciation
 of investments and translation of assets
 and liabilities in foreign currency                                  4,185,014
  Net realized and unrealized gain on
   investments and foreign currency                                   4,880,903
    Change in net assets resulting
     from operations                                                $ 6,140,141

(See Notes which are an integral part of the Financial Statements)

FEDERATED UTILITY FUND II
STATEMENT OF CHANGES IN NET ASSETS

                                                   SIX MONTHS
                                                     ENDED           YEAR ENDED
                                                  (UNAUDITED)       DECEMBER 31,
                                                 JUNE 30, 1997          1996
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS--
Net investment income                            $  1,259,238       $ 1,890,779
Net realized gain (loss) on investments
 and foreign currency transactions
 ($695,889 and $1,464,419 net gains,
 respectively, as computed for federal
 tax purposes)                                        695,889         1,471,710
Net change in unrealized appreciation/
 depreciation of investments and
 translation of assets and liabilities
 in foreign currency                                4,185,014         2,758,768
    Change in net assets resulting
     from operations                                6,140,141         6,121,257
DISTRIBUTIONS TO SHAREHOLDERS--
Distributions from net investment income           (1,226,946)       (1,821,526)
Distributions from net realized gains
 on investments and foreign currency
 transactions                                      (1,464,468)         (192,047)
    Change in net assets resulting from
     distributions to shareholders                 (2,691,414)       (2,013,573)
SHARE TRANSACTIONS--
Proceeds from sale of shares                       14,299,254        36,577,954
Net asset value of shares issued to
 shareholders in payment of distributions
 declared                                           2,691,411         2,013,573
Cost of shares redeemed                            (6,602,895)       (8,821,081)
    Change in net assets resulting
     from share transactions                       10,387,770        29,770,446
      Change in net assets                         13,836,497        33,878,130
NET ASSETS:
Beginning of period                                63,557,536        29,679,406
End of period (including undistributed
 net investment income of $123,482 and
 $91,190, respectively)                           $77,394,033       $63,557,536

(See Notes which are an integral part of the Financial Statements)

FEDERATED UTILITY FUND II
FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                         SIX MONTHS
                                            ENDED
                                         (UNAUDITED)
                                           JUNE 30,     YEAR ENDED DECEMBER 31,
                                             1997       1996     1995    1994(A)
NET ASSET VALUE, BEGINNING OF PERIOD       $11.81      $11.03   $ 9.29   $ 9.48
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                      0.21        0.42     0.45     0.34
  Net realized and unrealized gain
   (loss) on investments                     0.82        0.82     1.74    (0.19)
  Total from investment operations           1.03        1.24     2.19     0.15
LESS DISTRIBUTIONS
  Distributions from net
   investment income                        (0.21)      (0.41)   (0.45)   (0.34)
  Distributions from net
   realized gain on investments             (0.26)      (0.05)      --       --
  Total distributions                       (0.47)      (0.46)   (0.45)   (0.34)

NET ASSET VALUE, END OF PERIOD                 $12.37     $11.81   $ 11.03    $9.29
TOTAL RETURN(B)                                  8.98%     11.56%    24.18%    1.12%
RATIOS TO AVERAGE NET ASSETS
  Expenses                                       0.85%*     0.85%     0.85%    0.60%*
  Net investment income                          3.69%*     3.92%     4.62%    4.77%*
  Expense waiver/reimbursement(c)                0.32%*     0.51%     2.24%   54.83%*
SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)     $77,394    $63,558   $29,679    $ 974
  Average commission rate paid(d)             $0.0357    $0.0402        --       --
  Portfolio turnover                               25%        63%       62%      73%

* Computed on an annualized basis.

(a) Reflects operations for the period from April 14, 1994 (date of initial public investment) to December 31, 1994. For the period from December 9, 1993 (the start of business) to April 13, 1994, the net investment income was distributed to the fund's adviser.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged. This disclosure is required for fiscal years beginning on or after September 1, 1995.

(See Notes which are an integral part of the Financial Statements)

FEDERATED UTILITY FUND II
NOTES TO FINANCIAL STATEMENTS

JUNE 30, 1997 (UNAUDITED)

1. ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Utility Fund II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to achieve high current income and moderate capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

  INVESTMENT VALUATIONS-- Listed corporate bonds, (other fixed income and asset-backed securities), and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined.

  REPURCHASE AGREEMENTS-- It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

  The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

  INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS-- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

  FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

  Withholding taxes on foreign interest and dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

  WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS-- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

  FOREIGN EXCHANGE CONTRACTS-- The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparts to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purpose as unrealized until the settlement date.

  At June 30, 1997, the Fund had outstanding foreign currency commitments as set forth below:

                                                                                         UNREALIZED
                         SETTLEMENT     CONTRACTS TO                       CONTRACTS    APPRECIATION
                            DATE       DELIVER/RECEIVE   IN EXCHANGE FOR   AT VALUE    (DEPRECIATION)
Contracts Sold:
Hong Kong Dollar        July 3, 1997         51,340           $ 6,627       $ 6,626        $(1)
Italian Lira            July 2, 1997     37,931,250            22,318        22,313         (5)
Net Unrealized
(Depreciation)
on Foreign
Exchange Contracts                                                                          (6)

  FOREIGN CURRENCY TRANSLATION-- The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

  Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

  RESTRICTED SECURITIES-- Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price available, at the fair value as determined by the Fund's pricing committee.

  Additional information on each restricted security held at June 30, 1997 is as follows:

SECURITY                           ACQUISITION DATE             ACQUISITION COST
Tosco Corp.                      12/10/1996-5/30/1997               $799,994
CalEnergy Co., Inc.               2/28/1997-5/30/1997                329,188
Roche Holdings, Inc.                  4/29/1997                      709,011
Solectron Corp.                   2/15/1996-6/4/1997                 753,847

  USE OF ESTIMATES-- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  OTHER-- Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

                                                            SIX MONTH        YEAR ENDED
                                                              ENDED         DECEMBER 31,
                                                          JUNE 30, 1997         1996
Shares sold                                                 1,201,323        3,296,405
Shares issued to shareholders in
payment of distributions declared                             229,915          180,323
Shares redeemed                                              (556,026)        (785,968)
  Net change resulting from share transactions                875,212        2,690,760

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  INVESTMENT ADVISORY FEE-- Federated Advisers, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

  ADMINISTRATIVE FEE-- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

  TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES-- FServ through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

  PORTFOLIO ACCOUNTING FEES-- FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

  ORGANIZATIONAL EXPENSE -- Organizational and/or start-up administrative service expenses of $49,266 were borne initially by the Adviser. The Fund has agreed to reimburse the Adviser for the organizational and/or start-up administrative expenses during the five-year period following effective date. For the period ended June 30, 1997, the Fund paid $6,569 pursuant to this agreement.

  GENERAL-- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the period ended June 30, 1997, were as follows:

PURCHASES    $24,397,784
SALES        $16,732,861

6. CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At June 30, 1997, the diversification of countries was as follows:

                           PERCENTAGE OF
COUNTRY                      NET ASSETS
Brazil                          2.3%
Chile                           1.7%
Hong Kong                       1.3%
Italy                           1.5%
Japan                           0.9%
Korea                           0.9%
Portugal                        2.1%
Switzerland                     1.0%
United Kingdom                  2.0%

TRUSTEES

John F. Donahue

Thomas G. Bigley
John T. Conroy, Jr.
William J. Copeland
J. Christopher Donahue
James E. Dowd
Lawrence D. Ellis, M.D.
Edward L. Flaherty, Jr.
Peter E. Madden
Gregor F. Meyer
John E. Murray, Jr.
Wesley W. Posvar
Marjorie P. Smuts

OFFICERS

John F. Donahue
Chairman

J. Christopher Donahue
President

Edward C. Gonzales
Executive Vice President

John W. McGonigle
Executive Vice President, Treasurer, and Secretary

Richard B. Fisher
Vice President

Matthew S. Hardin
Assistant Secretary

Variable funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in variable funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information

FEDERATED
UTILITY
FUND II

SEMI-ANNUAL REPORT
TO SHAREHOLDERS
JUNE 30, 1997

FEDERATED INSURANCE SERIES

[Graphic] Federated Investors
Federated Securities Corp., Distributor

Cusip 313916108
G00433-03 (8/97)
[Graphic]


PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Semi-Annual Report to shareholders for Federated Fund for U.S. Government Securities II, a portfolio of Federated Insurance Series.

The report covers the six-month period from January 1, 1997, through June 30, 1997. It begins with an investment review by the fund's portfolio manager, which is followed by a complete listing of the fund's holdings as well as its financial statements.

To pursue an attractive level of income, the fund invests primarily in short-to-intermediate-term U.S. government mortgage-backed securities and U.S. Treasury notes and bonds.

During the six-month reporting period, the fund produced a net total return of 3.01%.* The fund paid dividends totaling $0.29 per share. On June 30, 1997, the fund's total net assets stood at $44.4 million.

Thank you for pursuing income through the diversification and professional management of Federated Fund for U.S. Government Securities II. Your comments and suggestions are always welcome.

Sincerely,
[Graphic]
J. Christopher Donahue
President
August 15, 1997

* Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance information does not reflect the charges and expenses of a variable annuity or variable life insurance contract.

INVESTMENT REVIEW

Federated Fund for U.S. Government Securities II provides shareholders with a professionally managed portfolio of U.S. government securities. The fund is managed for specific maturity levels according to management's assumptions on market risk and volatility. Current investment strategy emphasizes a diversified range of mortgage securities with coupons averaging 7.48% and a weighted average effective duration of 4.0 years.

After the torrid rate of growth in the first quarter of 1997, the pace of economic activity slowed down to a more tolerable level during the second quarter. Consumers appeared to have moderated their spending, and the manufacturing sector had a pull back after the large increase in inventories during the first quarter. Personal income grew faster than inflation, and the Treasury market continued its range bound trading pattern.

During this semi-annual reporting period, mortgages turned in a stellar performance, having benefited from stable Treasury rates and declining implied volatilities. On a total rate of return basis for the first six months of 1997, mortgages outperformed Treasuries by 110 basis points. The question at this juncture is: will the outperformance continue going forward in the mortgage market? Currently, fund management is cautious on mortgages due to near-term risks. These risks include a pickup in volatility as well as a breakout from our current trading range.

Portfolio activity during this reporting period focused on purchases of seasoned 30-year mortgage securities. In addition, the fund did modest extension swaps in the core position of U.S. Treasuries. This strategy gave the fund, for the six-month period ended June 30, 1997, a net total return of 3.01%* versus a blend of the Lehman Government and Mortgage Indices** return of 3.22%

As of June 30, 1997, total net assets were $44.4 million and the average 30-day net yield as calculated under Securities and Exchange Commission guidelines was 6.22%* based upon the net asset value of $10.10.

* Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that investor's shares, when redeemed, may be worth more or less than their original cost. Performance information does not reflect the charges and expenses of a variable annuity or variable life insurance contract.

** The indices are a blend of 40% Lipper General U.S. Government Funds and 60%
   Lehman Brothers Mortgage-Backed Securities Index. Lipper General U.S. Government Funds invest at least 65% of assets in U.S. Government and agency issues. Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. Lipper figures do not reflect sales charges. Lehman Brothers Mortgage-Backed Securities Index is composed of all fixed rate, securitized mortgage pools by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"), including GNMA Graduated Payment Mortgages. Indexes are unmanaged and investments cannot be made in an index.

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
PORTFOLIO OF INVESTMENTS

JUNE 30, 1997 (UNAUDITED)


 PRINCIPAL
  AMOUNT                                                                                                   VALUE
INTERMEDIATE-TERM U.S. GOVERNMENT OBLIGATIONS--17.0%
$    2,500,000 Federal Farm Credit Bank, 6.320%, 10/30/1998                                          $    2,515,950
       500,000 Federal Farm Credit Bank, 8.650%, 10/1/1999                                                  525,725
       900,000 Federal Farm Credit Bank, 9.000%, 3/7/2000                                                   960,138
     1,500,000 Federal Home Loan Bank System, 6.285%, 6/26/2000                                           1,496,625
     1,000,000 Federal Home Loan Bank System, 6.830%, 7/17/2001                                           1,014,350
     1,000,000 Federal Home Loan Bank System, 8.600%, 8/25/1999                                           1,048,710
          TOTAL INTERMEDIATE-TERM U.S. GOVERNMENT OBLIGATIONS
          (IDENTIFIED COST $7,528,148)                                                                    7,561,498
LONG-TERM U.S. GOVERNMENT OBLIGATIONS--63.8%
     9,084,110 Federal Home Loan Mortgage Corp., 6.00% - 9.00% ,
          9/1/2010 - 7/1/2026                                                                             9,068,041
     9,917,366 Federal National Mortgage Association, 6.50% - 10.00%,
          8/1/2011 - 2/1/2027                                                                             9,905,842
     9,066,900 Government National Mortgage Association, 6.50% - 11.00%,
          9/15/2015 - 7/15/2026                                                                           9,312,578
        TOTAL LONG-TERM U.S. GOVERNMENT OBLIGATIONS
        (IDENTIFIED COST $28,129,365)                                                                    28,286,461
U.S. TREASURY OBLIGATIONS--17.4%
     1,100,000 U.S. Treasury Bonds, 6.000%, 2/15/2026                                                       984,962
       900,000 U.S. Treasury Bonds, 9.250%, 2/15/2016                                                     1,126,539
       690,000 U.S. Treasury Bonds, 11.250%, 2/15/2015                                                    1,002,715
     1,000,000 U.S. Treasury Notes, 6.250%, 2/28/2002                                                       994,660
     1,000,000 U.S. Treasury Notes, 6.625%, 3/31/2002                                                     1,009,200
     1,500,000 U.S. Treasury Notes, 7.000%, 7/15/2006                                                     1,543,950
     1,000,000 U.S. Treasury Notes, 7.250%, 8/15/2004                                                     1,042,530


               TOTAL U.S. TREASURY OBLIGATIONS (IDENTIFIED COST $7,642,237)                7,704,556

Federated Fund for U.S. Government Securities II

    PRINCIPAL
     AMOUNT                                                                                  VALUE
 (A) REPURCHASE AGREEMENT--0.9%
$    380,000 BT Securities Corporation, 6.00%, dated 6/30/1997, due 7/1/1997
               (AT AMORTIZED COST)                                                     $     380,000
               TOTAL INVESTMENTS (IDENTIFIED COST $43,679,750)(B)                      $  43,932,515

(a) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

(b) The cost of investments for federal tax purposes amounts to $43,679,750. The net unrealized appreciation of investments on a federal tax basis amounts to $252,765 which is comprised of $330,133 appreciation and $77,368 depreciation at June 30, 1997.

Note: The categories of investments are shown as a percentage of net assets
      ($44,369,652) at June 30, 1997.

(See Notes which are an integral part of the Financial Statements)

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 1997 (UNAUDITED)
ASSETS:
Total investments in securities, at value (identified and tax cost $43,679,750)        $  43,932,515
Income receivable                                                                            512,955
Prepaid expenses                                                                              46,872
   Total assets                                                                           44,492,342
LIABILITIES:
Payable to Bank                                                         $      97,160
Accrued expenses                                                               25,530
   Total liabilities                                                                         122,690
NET ASSETS for 4,392,706 shares outstanding                                            $  44,369,652
NET ASSETS CONSIST OF:
Paid in capital                                                                        $  44,139,538
Net unrealized appreciation of investments                                                   252,765
Accumulated net realized loss on investments                                                (152,223)
Undistributed net investment income                                                          129,572
   Total Net Assets                                                                    $  44,369,652
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
$44,369,652 / 4,392,706 shares outstanding                                                    $10.10

(See Notes which are an integral part of the Financial Statements)

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
STATEMENT OF OPERATIONS

SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

INVESTMENT INCOME:
Interest                                                                               $   1,353,450
EXPENSES:
Investment advisory fee                                                 $    116,987
Administrative personnel and services fee                                     61,985
Custodian fees                                                                10,057
Transfer and dividend disbursing agent fees and expenses                       8,692
Directors'/Trustees' fees                                                      1,259
Auditing fees                                                                  4,501
Legal fees                                                                     1,736
Portfolio accounting fees                                                     23,418
Share registration costs                                                       1,741
Printing and postage                                                          17,124
Insurance premiums                                                             1,784
Miscellaneous                                                                  8,879
   Total expenses                                                            258,163
Waivers and reimbursements--
   Waiver of investment advisory fee                             $  (101,223)
   Reimbursement of other operating expenses by the adviser              (98)
      Total waivers and reimbursements                                      (101,321)
         Net expenses                                                                        156,842
         Net investment income                                                             1,196,608
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments                                                             (22,328)
Net change in unrealized appreciation of investments                                          54,621
   Net realized and unrealized gain on investments                                            32,293
      Change in net assets resulting from operations                                   $   1,228,901

(See Notes which are an integral part of the Financial Statements)

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
STATEMENT OF CHANGES IN NET ASSETS


                                                                                SIX MONTHS
                                                                                   ENDED              YEAR ENDED
                                                                                (UNAUDITED)           DECEMBER 31,
                                                                               JUNE 30, 1997             1996

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS--
Net investment income                                                             $  1,196,608       $  1,410,381
Net realized gain (loss) on investments ($22,328 net loss
and $129,895 net loss, respectively, as computed for
federal tax purposes)                                                                  (22,328)          (129,895)
Net change in unrealized appreciation/depreciation                                      54,621             21,469
   Change in net assets resulting from operations                                    1,228,901          1,301,955
DISTRIBUTIONS TO SHAREHOLDERS--
Distributions from net investment income                                            (1,136,086)        (1,344,598)
Distributions from net realized gains                                                       --            (68,239)
   Change in net assets resulting from distributions to
   shareholders                                                                     (1,136,086)        (1,412,837)
SHARE TRANSACTIONS--
Proceeds from sale of shares                                                        17,726,106         36,293,161
Net asset value of shares issued to shareholders in payment
of distributions declared                                                            1,136,008          1,406,120
Cost of shares redeemed                                                             (9,549,824)       (14,888,081)
   Change in net assets resulting from share transactions                            9,312,290         22,811,200
     Change in net assets                                                            9,405,105         22,700,318
NET ASSETS:
Beginning of period                                                                 34,964,547         12,264,229
End of period (including undistributed net investment
income of $129,572 and $69,050, respectively)                                     $ 44,369,652       $ 34,964,547

(See Notes which are an integral part of the Financial Statements)

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                          SIX MONTHS
                                                                             ENDED
                                                                          (UNAUDITED)
                                                                           JUNE 30,         YEAR ENDED DECEMBER 31,
                                                                             1997       1996         1995      1994(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                                      $ 10.09    $ 10.29      $  9.99    $ 9.99
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                                       0.30       0.59         0.54      0.27
  Net realized and unrealized gain (loss) on investments                        --      (0.18)        0.30        --
  Total from investment operations                                            0.30       0.41         0.84      0.27
 LESS DISTRIBUTIONS
  Distributions from net investment income                                   (0.29)     (0.57)       (0.54)    (0.27)
  Distributions from net realized gain on investments                           --      (0.04)          --        --
  Total distributions                                                        (0.29)     (0.61)       (0.54)    (0.27)
 NET ASSET VALUE, END OF PERIOD                                            $ 10.10    $ 10.09      $ 10.29    $ 9.99
 TOTAL RETURN(B)                                                              3.01%      4.20%        8.77%     2.62%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                                                    0.80%*     0.80%        0.80%     0.48%*
  Net investment income                                                       6.14%*     6.00%        6.00%     3.99%*
  Expense waiver/reimbursement(c)                                             0.52%*     1.01%        4.81%    32.83%*
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                                  $44,370    $34,965      $12,264    $1,244
  Portfolio turnover                                                            35%        97%          65%        0%


* Computed on an annualized basis.

(a) Reflects operations for the period from March 29, 1994 (date of initial public investment) to December 31, 1994. For the period from December 8, 1993 (start of business), to March 28, 1994, net investment income was distributed to the fund's adviser.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
NOTES TO FINANCIAL STATEMENTS

JUNE 30, 1997 (UNAUDITED)

1. ORGANIZATION

Federated Insurance Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Fund for U.S. Government Securities II (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

  INVESTMENT VALUATIONS-- U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

  REPURCHASE AGREEMENTS-- It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

  The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

  INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS-- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

  FEDERAL TAXES-- It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

  At December 31, 1996, the Fund, for federal tax purposes, had a capital loss carryforward of $129,895, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

  EXPIRATION YEAR     EXPIRATION AMOUNT
       2004               $129,895

  WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS-- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

  DOLLAR ROLL TRANSACTIONS-- The Fund enters into dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA and FHLMC, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions are short-term financing arrangements which will not exceed twelve months. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return.

  USE OF ESTIMATES-- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  OTHER-- Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

                                                                                         SIX MONTHS           YEAR ENDED
                                                                                           ENDED             DECEMBER 31,
                                                                                       JUNE 30, 1997             1996
  Shares sold                                                                            1,763,505            3,618,961
  Shares issued to shareholders in
  payment of distributions declared                                                        113,302              140,342
  Shares redeemed                                                                         (950,413)          (1,484,884)
  Net change resulting from share transactions                                             926,394            2,274,419

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  INVESTMENT ADVISORY FEE-- Federated Advisers, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.60% of the Fund's average daily net assets.

  The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

  ADMINISTRATIVE FEE-- Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

  TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES-- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

  PORTFOLIO ACCOUNTING FEES-- FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

  ORGANIZATIONAL EXPENSES-- Organizational expenses of $51,572 were borne initially by Adviser. The Fund has agreed to reimburse Adviser for the organizational expenses during the five-year period following effective date. For the period ended June 30, 1997, the Fund paid $13,753 pursuant to this agreement.

  GENERAL-- Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended June 30, 1997, were as follows:

PURCHASES      $23,300,473
SALES          $13,684,506

TRUSTEES

John F. Donahue
Thomas G. Bigley
John T. Conroy, Jr.
William J. Copeland
J. Christopher Donahue
James E. Dowd
Lawrence D. Ellis, M.D.
Edward L. Flaherty, Jr.
Peter E. Madden
Gregor F. Meyer
John E. Murray, Jr.
Wesley W. Posvar
Marjorie P. Smuts

OFFICERS

John F. Donahue
Chairman

J. Christopher Donahue
President

Edward C. Gonzales
Executive Vice President

John W. McGonigle
Executive Vice President, Treasurer, and Secretary

Richard B. Fisher
Vice President

Matthew S. Hardin
Assistant Secretary

Variable funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in variable funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

FEDERATED
FUND FOR U.S.
GOVERNMENT
SECURITIES II

SEMI-ANNUAL REPORT
TO SHAREHOLDERS
JUNE 30, 1997
FEDERATED INSURANCE SERIES

[Graphic] Federated Investors
Federated Securities Corp., Distributor

Cusip 313916207
G00433-01 (8/97)
[Graphic]

--------------------------------------------------------------------------------
                     DFA Investment Dimensions Group Inc.

                           VA SMALL VALUE PORTFOLIO
                           VA LARGE VALUE PORTFOLIO
                       VA INTERNATIONAL VALUE PORTFOLIO
                       VA INTERNATIONAL SMALL PORTFOLIO
                         VA SHORT-TERM FIXED PORTFOLIO
                           VA GLOBAL BOND PORTFOLIO

                                  Semi-Annual
                                    Report

                         Six Months Ended May 31, 1997
                                  (Unaudited)

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                                           PAGE
Statements of Net Assets
    VA Small Value Portfolio..............................................    1
    VA Large Value Portfolio..............................................   11
    VA International Value Portfolio......................................   14
    VA International Small Portfolio......................................   19
    VA Short-Term Fixed Portfolio.........................................   25
    VA Global Bond Portfolio..............................................   27

Statements of Operations..................................................   29

Statements of Changes in Net Assets.......................................   31

Financial Highlights......................................................   34

Notes to Financial Statements.............................................   37

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           VA SMALL VALUE PORTFOLIO

                            STATEMENT OF NET ASSETS

                                 MAY 31, 1997
                                  (UNAUDITED)

                                                                SHARES  VALUE+
                                                                ------  -------
COMMON STOCKS -- (95.8%)
 *3-D Systems Corp............................................   1,000  $ 7,250
 AAR Corp.....................................................   1,400   43,400
 *ACX Technologies, Inc.......................................   1,900   40,375
 APL, Ltd.....................................................   2,100   63,525
 *APS Holding Corp. Class A...................................   1,000    9,937
 *AST Research, Inc...........................................     800    4,187
 *Accell International Corp...................................     400    1,200
 *Acceptance Insurance Companies, Inc.........................   1,300   27,300
 *Acclaim Entertainment, Inc..................................   2,500   10,312
 Aceto Corp...................................................     440    5,940
 *Acme Metals, Inc............................................   1,000   15,250
 *Adage, Inc..................................................     400    1,612
 *Adflex Solutions, Inc.......................................     700   11,462
 *Advanced Logic Research, Inc................................   1,000   11,062
 *Advanced Marketing Services, Inc............................     500    5,187
 *Advanced Technology Labs, Inc...............................   1,100   42,969
 Advantage Bancorp, Inc.......................................     250    9,719
 Advest Group, Inc............................................     700   11,375
 *Aeroflex, Inc...............................................   1,000    4,000
 *Aerovox, Inc................................................     400    1,925
 *Air Methods Corp............................................     300      816
 Airborne Freight Corp........................................   1,800   68,850
 *Alamco, Inc.................................................     400    6,100
 *Alarmguard Holdings, Inc....................................   1,000    6,500
 *Alaska Air Group, Inc.......................................   1,100   27,362
 Albank Financial Corp........................................   1,200   46,200
 *Aldila, Inc.................................................     800    3,950
 Alfa Corp....................................................   1,800   22,950
 Alico, Inc...................................................     200    3,850
 *Alliance Entertainment Corp.................................   2,300    2,012
 *Alliance Semiconductor Corp.................................   2,500   20,781
 Allied Healthcare Products, Inc..............................     200    1,200
 *Allied Holdings, Inc........................................     100      987
 *Allied Research Corp........................................     300    2,512
 *Allwaste, Inc...............................................     600    5,025
 *Alpha Industries, Inc.......................................     500    3,687
 *Alpha Technologies Group, Inc...............................     500    1,469
 Alpharma, Inc. Class A.......................................     700   11,725
 Amcast Industrial Corp.......................................     700   17,150
 Amcore Financial, Inc........................................     300    8,437
 *America West Holdings Corp. Class B.........................   1,800   27,675
 *American Banknote Corp......................................   1,600    6,800
 American Eagle Group, Inc....................................     300      187
 *American Eagle Outfitters, Inc..............................     800    9,050
 *American Ecology Corp.......................................     700      962
 *American Freightways Corp...................................   1,900   25,887
 American Heritage Life Investment Corp.......................   1,200   34,800
 *American Mobile Satellite Corp..............................     700    6,212
 *American Pacific Corp.......................................     700    4,528
 *American Software, Inc. Class A.............................     300    2,203
 *American Waste Services, Inc. Class A.......................   2,100    3,675
 *Ameristar Casinos, Inc......................................   1,200    6,600

                                                                SHARES  VALUE+
                                                                ------  -------
 *Ameriwood Industries International Corp.....................     400  $ 2,875
 Ameron, Inc..................................................     300   16,650
 *Ames Department Stores, Inc.................................   1,100    8,903
 Ampco-Pittsburgh Corp........................................     400    5,250
 *Amrep Corp..................................................     600    2,250
 *Amtech Corp.................................................     800    4,300
 *Amtran, Inc.................................................     800    6,900
 Amvestors Financial Corp.....................................     691   12,179
 Analogic Corp................................................     100    3,244
 Andover Bancorp, Inc. DE.....................................     480   13,800
 Angelica Corp................................................     800   14,400
 *Ann Taylor Stores Corp......................................   2,000   46,500
 *Ansaldo Signal N.V..........................................     250    1,437
 *Antec Corp..................................................   3,000   36,750
 *Anuhco, Inc.................................................     300    2,700
 *Apertus Technologies, Inc...................................     900    1,336
 *Apogee, Inc.................................................   1,200    5,100
 *Applied Extrusion Technologies, Inc.........................     500    5,937
 *Applied Signal Technologies, Inc............................     300    2,109
 *Arcadia Financial, Ltd......................................   2,900   30,087
 *Arch Communications Group, Inc..............................   1,500   11,906
 *Arden Industrial Products, Inc..............................     600    3,150
 *Argosy Gaming Corp..........................................   1,000    3,125
 *Arkansas Best Corp..........................................   1,700   10,147
 *Artisoft, Inc...............................................   1,100    2,750
 *Artistic Greetings, Inc.....................................     500    2,187
 Arvin Industries, Inc........................................   1,900   52,725
 *Asante Technologies, Inc....................................     400    1,562
 Ashland Coal, Inc............................................   1,200   32,100
 *Astec Industries, Inc.......................................     900   10,575
 *Astrosystems, Inc...........................................     400    2,150
 *Astrotech International Corp................................     800    4,200
 *Asyst Technologies, Inc.....................................     300   11,981
 *Atchison Casting Corp.......................................     200    3,425
 *Atkinson (Guy F.) of California.............................     500    3,469
 *Atlantic Gulf Communities Corp..............................     500    2,812
 *Atlantic Tele-Network, Inc..................................   1,000   12,500
 *Atlantis Plastics, Inc......................................     200    1,425
 *Au Bon Pain, Inc. Class A...................................     600    3,787
 *Audiovox Corp. Class A......................................     800    5,250
 *Autoinfo, Inc...............................................     600    1,069
 *Avatex Corp.................................................   1,400    1,575
 *Aviall, Inc.................................................     800   11,800
 *Avid Technology, Inc........................................   1,900   44,650
 *Avondale Industries, Inc....................................     500    9,437
 *Aydin Corp..................................................     400    4,500
 *Aztar Corp..................................................   3,300   23,100
 Aztec Manufacturing Co.......................................     500    6,125
 BEI Electronics, Inc.........................................     600    5,250
 *BI, Inc.....................................................   1,000    6,906
 *BMC West Corp...............................................   1,000   13,312
 *BPI Packaging Technologies, Inc.............................     300      558
 BSB Bancorp, Inc.............................................     600   20,662
 *BTU International, Inc......................................     200      787
 Badger Meter, Inc............................................     200    5,000

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                                SHARES         VALUE+
                                                                ------        --------
Bairnco Corp.................................................     900         $  6,412
Baker (J.), Inc..............................................   1,200            9,750
*Baker (Michael) Corp........................................     700            4,856
*Baldwin Piano & Organ Co....................................     300            4,125
*Baldwin Technology, Inc. Class A............................   1,400            3,850
*Bally Total Fitness Holding Corp............................   1,000            8,187
*Bancinsurance Corp..........................................     500            2,031
*Bank Plus Corp..............................................   1,000           10,750
*Bank United Financial Corp. Class A.........................     200            1,962
BankAtlantic Bancorp, Inc. Class B...........................   1,000           13,812
Bankers Corp.................................................   1,100           27,775
*Banner Aerospace, Inc.......................................   2,300           18,400
*Banyan System, Inc..........................................   1,600            2,950
*Basin Exploration, Inc......................................     900            6,525
Bassett Furniture Industries, Inc............................   1,200           30,075
Bay View Capital Corp........................................     600           30,225
*Bayou Steel Corp. Class A...................................     900            2,925
*Be Aerospace, Inc...........................................   1,400           33,775
*Beazer Homes USA, Inc.......................................     700           10,762
*Bel Fuse, Inc...............................................     400            5,550
*Belden & Blake Corp.........................................   1,000           26,687
*Bell Industries, Inc........................................     300            5,587
*Bell Microproducts, Inc.....................................     500            5,594
*Bell Sports Corp............................................     700            4,550
*Bellwether Exploration Co...................................     500            4,969
*Ben & Jerry's Homemade, Inc. Class A........................     500            6,750
*Berlitz International, Inc..................................     900           21,487
*Bertuccis, Inc..............................................     700            4,156
*Best Buy Co., Inc...........................................   3,000           40,875
Bindley Western Industries, Inc..............................     600           13,200
Binks Sames Corp.............................................     300           12,675
*Bio Vascular, Inc...........................................     500            2,437
*Bio-Rad Laboratories, Inc. Class A..........................     400           10,200
*Bird Corp...................................................     400            1,525
Birmingham Steel Corp........................................   2,500           40,000
Blair Corp...................................................     500            8,062
Blessings Corp...............................................   1,000           10,500
*Blowout Entertainment, Inc..................................      11               15
*Bluegreen Corp..............................................     700            2,187
Bob Evans Farms, Inc.........................................   2,700           38,306
*Boca Research, Inc..........................................   1,000            6,531
*Bombay Co., Inc.............................................   2,400           10,800
*Bon-Ton Stores, Inc.........................................     900            5,822
*Books-a-Million, Inc........................................   1,400            7,175
*Boomtown, Inc...............................................     800            6,450
*Borland International, Inc..................................   1,400           10,062
Bowne & Co., Inc.............................................   1,800           53,775
*Boyd Gaming Corp............................................   4,500           26,437
*Brazos Sportswear, Inc......................................      50              456
*Brock International, Inc....................................     300            1,200
*Brothers Gourmet Coffees, Inc...............................     800            1,750
*Brown & Sharpe Manufacturing Co. Class A....................     700            9,975
Brown Group, Inc.............................................   5,600          100,800
Brush Wellman, Inc...........................................     900           19,125
*Buffets, Inc................................................   1,900           16,981
*Buffton Corp................................................     300              750
*Builders Transport, Inc.....................................     400            1,062
*Bull Run Corp. GA...........................................   1,200            2,700
*Burlington Coat Factory Warehouse Corp......................   1,200           21,450
                                                                SHARES         VALUE+
                                                                ------        --------
*Buttrey Food & Drug Stores Co...............................     700         $  7,350
CFX Corp.....................................................     300            5,025
CML Group, Inc...............................................   4,100            9,737
CPB, Inc.....................................................     200            7,050
CPI Corp.....................................................   1,000           18,750
*CSP, Inc....................................................     200            1,425
CTS Corp.....................................................     400           27,600
Cadmus Communications Corp...................................     300            4,237
*Calcomp Technology, Inc.....................................     400              850
California Financial Holding Corp............................     400           11,800
*California Microwave, Inc...................................   1,000           12,187
Calmat Co....................................................   2,300           45,712
*Canandaigua Wine Co., Inc. Class A..........................   1,800           55,912
*Capital Pacific Holdings, Inc...............................     200              537
Capital Re Corp..............................................   1,200           52,650
Capsure Holdings Corp........................................   1,300           16,250
*Cardinal Realty Services, Inc...............................     200            4,850
*Care Group, Inc.............................................     700              722
Carpenter Technology Corp....................................   1,100           47,575
*Carson Pirie Scott & Co.....................................     800           25,800
Carter-Wallace, Inc..........................................   2,900           47,850
Cash America International, Inc..............................   2,400           23,400

*Casino America, Inc........................................    2,200            5,156
*Casino Data Systems........................................    1,000            4,375
*Casino Magic Corp..........................................    2,200            3,094
*Catalina Lighting, Inc.....................................      600            2,175
*Catherines Stores Corp.....................................      500            2,156
Cato Corp. Class A..........................................    2,000            9,750
*Celadon Group, Inc.........................................    1,000           11,250
*Celebrity, Inc.............................................      500            1,656
*Cell Genesys, Inc..........................................      500            2,812
*Cellpro, Inc...............................................      800            5,100
Cenfed Financial Corp.......................................      484           13,945
Cenit Bancorp, Inc..........................................      100            4,400
*Centennial Cellular Corp. Class A..........................    1,600           22,600
*Centigram Communications Corp..............................      500            5,719
*Central Sprinkler Corp.....................................      200            4,150
Centris Group, Inc..........................................      300            5,662
Chaparral Steel Co..........................................    1,800           27,000
*Charming Shoppes, Inc......................................    8,800           46,475
*Chart House Enterprises, Inc...............................      700            4,900
*Checkpoint System, Inc.....................................      300            4,275
*Cherry Corp. Class A.......................................      600            7,087
*Cherry Corp. Class B.......................................      400            4,875
*Chic by His, Inc...........................................    1,000            6,875
*Chock Full O' Nuts Corp....................................      500            2,937
*Chrysalis International Corp...............................      400            1,712
*Cidco, Inc.................................................    1,000           14,500
*Circuit Systems, Inc.......................................      300            1,678
*Citadel Holding Corp.......................................      300              975
*Citation Corp..............................................    1,000           14,937
Citfed Bancorp, Inc.........................................      600           22,125
Citizens Banking Corp.......................................      800           26,100
*Civic Bancorp..............................................      400            4,775
*Clean Harbors, Inc.........................................      800            1,200
Cleveland Cliffs, Inc.......................................      600           25,350
*Clintrials Research, Inc...................................    1,100           10,931
*Coast Distribution System..................................      300              975
*Coast Savings Financial, Inc...............................    1,600           68,200
*Coastal Physician Group, Inc...............................    1,300            1,219
*Coastcast Corp.............................................    1,000           13,125
*Cobra Electronic Corp......................................    1,000            3,062

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                              SHARES        VALUE+
                                                             --------      --------
 *Coeur d'Alene Mines Corp. ID................................  2,000       $27,250
 *Coho Energy, Inc............................................  1,400        13,169
 Collagen Corp................................................  1,100        18,700
 Commercial Intertech Corp....................................    800        10,400
 Commercial Metals Co.........................................  1,300        38,512
 Computer Data Systems, Inc...................................    500        13,719
 *Concord Fabrics, Inc. Class A...............................    200         1,325
 *Cone Mills Corp. NC.........................................  2,000        17,250
 *Conmed Corp.................................................  1,200        22,725
 Continental Homes Holding Corp...............................    600         9,825
 Cooker Restaurant Corp.......................................    500         5,750
 *Copley Pharmaceutical, Inc..................................  1,000         6,500
 Core Industries, Inc.........................................    800        14,400
 *Cornerstone Imaging, Inc....................................  1,000         8,500
 *Corrpro Companies, Inc......................................    300         2,587
 *Cortech, Inc................................................  1,500         1,219
 *Craig Corp..................................................    300         5,062
 *Criticare Systems, Inc......................................    600         3,375
 Cross (A.T.) Co. Class A.....................................    800         8,900
 *Crosscomm Corp..............................................    500         4,750
 *Crown Central Petroleum Corp. Class A.......................    400         5,400
 *Crown Central Petroleum Corp. Class B.......................    300         3,881
 Crown Crafts, Inc............................................    700         7,262
 *Crown-Andersen, Inc.........................................    100           650
 Cubic Corp...................................................    750        17,625
 *Cybex International, Inc....................................    400         4,100
 *Cyrk, Inc...................................................  1,300        15,194
 *Cytrx Corp..................................................    700         2,887
 *D&N Financial Corp..........................................    600        10,762
 *DBA Systems, Inc............................................    400         2,275
 *DII Group, Inc..............................................    200         6,325
 *DIY Home Warehouse, Inc.....................................    500         1,906
 *DVI, Inc....................................................    100         1,337
 *Daka International, Inc.....................................    500         6,281
 *Damark International, Inc. Class A..........................    800        12,300
 Daniel Industries, Inc.......................................    300         4,012
 *Data Broadcasting Corp......................................  1,200         5,925
 *Data General Corp...........................................    600        12,825
 *Data I/O Corp...............................................    500         2,906
 *Data Race, Inc..............................................    400         5,950
 *Data Systems & Software, Inc................................    500         2,562
 *Dataflex Corp...............................................    400         1,325
 *Datakey, Inc................................................    200           550
 *Datascope Corp..............................................    500         9,562
 *Dataware Technologies, Inc..................................    500         1,719
 *Datron Systems, Inc.........................................    200         2,050
 *Datum, Inc..................................................    300         7,331
 *Dawson Geophysical Co.......................................    300         3,975
 Daxor Corp...................................................    400         3,800
 Deb Shops, Inc...............................................  1,100         4,744
 *Deckers Outdoor Corp........................................    500         3,719
 Defiance, Inc................................................    600         4,350
 *Del Global Technologies Corp................................    500         4,437
 Delchamps, Inc...............................................    500        13,844
 *Delta Woodside Industries, Inc..............................  2,100        12,337
 *Designs, Inc................................................  1,300         5,525
 *Detection Systems, Inc......................................    300         5,550
 *Detroit Diesel Corp.........................................  1,800        39,600
 *Devcon International Corp...................................    400         2,125
 *Dianon Systems, Inc.........................................    500         4,594
 *Digi International, Inc.....................................  1,000       $ 9,062
 Dime Financial Corp..........................................    400         9,100
 *Discount Auto Parts, Inc....................................  1,500        27,937
 *Dixie Group, Inc............................................  1,000         8,250
 *Dominion Bridge Corp........................................  1,100         1,616
 *Dominion Homes, Inc.........................................    300         1,387
 *Donnkenny, Inc..............................................    900         3,656
 *Dover Downs Entertainment, Inc..............................    100         1,912
 Downey Financial Corp........................................  1,575        31,500
 *Dress Barn, Inc.............................................  1,900        32,537
 *Drug Emporium, Inc..........................................  1,100         4,812
 *Durakon Industries, Inc.....................................    300         2,925
 Dyersburg Corp...............................................  1,100         8,800
 Dynamics Corp. of America....................................    300        17,325
 *Dynamics Research Corp......................................    550         4,916
 *E-Z-Em, Inc. Class A........................................    300         2,475
 *E-Z-Em, Inc. Class B........................................     18           137
 *EA Engineering Science & Technology, Inc....................    500           937
 *ECC International Corp......................................    300         1,987
 *EIS International, Inc......................................    500         3,375
 *ESCO Electronics Corp. Trust Receipts.......................    900         9,337







                                                               SHARES       VALUE+
                                                             --------      --------
 Eagle Financial Corp.........................................    300         8,250
 Eastern Bancorp, Inc.........................................    300         7,856
 Eastern Co...................................................    200         2,550
 Eaton Vance Corp.............................................  1,600        39,400
 Ecology & Environment, Inc. Class A..........................    200         1,600
 *Edison Brothers Stores, Inc.................................  1,900         1,306
 *Edisto Resources Corp.......................................  1,100        11,000
 Edo Corp.....................................................    300         2,062
 *Education Alternatives, Inc.................................    500         2,250
 *Egghead, Inc................................................  1,500         7,031
 Ekco Group, Inc..............................................  1,600         8,200
 *Electroglas, Inc............................................  1,000        25,187
 *Electromagnetic Sciences, Inc...............................    600        11,475
 *Electronic Fab Technology, Inc..............................    300         1,950
 *Elek-Tek, Inc...............................................  1,000         1,625
 *Emcon.......................................................    700         2,362
 *Empire of Carolina, Inc.....................................    400         1,075
 Energen Corp.................................................    900        29,700
 Engle Homes, Inc.............................................    500         4,594
 Enhance Financial Services Group, Inc........................    800        33,400
 *Environmental Elements Corp.................................    600         1,312
 *Envirotest Systems Corp. Class A............................  1,000         1,906
 *Equitrac Corp...............................................    300         3,994
 *Equity Oil Co...............................................  1,300         3,737
 *Evans & Sutherland Computer Corp............................    700        18,375
 Evergreen Bancorp, Inc. DE...................................    800        12,100
 *Evergreen Resources, Inc....................................    500         4,625
 *Exabyte Corp................................................  1,800        25,087
 *Exar Corp...................................................    500         9,281
 Excel Industries, Inc........................................    900        16,312
 Exide Corp...................................................  2,100        45,937
 *Exide Electronics Group, Inc................................    600         6,862
 *Ezcorp, Inc. Class A Non-Voting.............................    600         4,800
 *FM Properties, Inc..........................................    800         2,900
 *FSI International, Inc......................................  1,400        19,425
 *FTP Software, Inc...........................................  2,700        15,356
 Fab Industries, Inc..........................................    500        15,625
 *Failure Group, Inc..........................................    600         3,600

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                                SHARES   VALUE+
                                                                ------  --------
 *Fairchild Corp. Class A.....................................   1,300   $21,287
 *Fansteel, Inc...............................................     700     5,162
 *Farah, Inc..................................................     900     7,987
 Farrel Corp..................................................     200       687
 *Fibreboard Corp.............................................     500    27,187
 *Fieldcrest Cannon, Inc......................................     500     9,375
 *Filenes Basement Corp.......................................   1,700    10,625
 Fingerhut Companies, Inc.....................................   1,900    33,487
 *First Alert, Inc............................................   1,900     4,691
 First American Financial Corp................................   1,000    35,625
 *First Cash, Inc.............................................     300     1,800
 First Central Financial Corp.................................   1,000     1,375
 *First Citizens Financial Corp...............................     220     6,132
 First Defiance Financial Corp................................     700     9,800
 First Essex Bancorp..........................................     500     8,562
 First Financial Corp. of Western Maryland....................     200     7,275
 *First Merchants Acceptance Corp.............................     500     2,742
 First Northern Capital Corp..................................     400     8,000
 First Palm Beach Bancorp, Inc................................     300     8,887
 *First Republic Bancorp, Inc.................................     600    12,000
 First Savings Bank...........................................     200     4,187
 First Southeast Financial Corp...............................     200     2,150
 *First Team Sports, Inc......................................     500     3,594
 *FirstFed Financial Corp. DE.................................     900    24,525
 *Fischer Imaging Corp........................................   1,000     6,437
 Fleming Companies, Inc.......................................   3,100    58,900
 Flexsteel Industries, Inc....................................     600     6,937
 Florida Rock Industries, Inc.................................     800    26,800
 *Florsheim Group, Inc........................................     400     3,475
 Fluke Corp...................................................     200     9,975
 *Fluor Daniel/GTI, Inc.......................................     316     2,212
 *Foodarama Supermarkets, Inc.................................     100     1,894
 Forest City Enterprises, Inc. Class A........................     450    19,856
 *Foster (L.B.) Co. Class A...................................     800     3,225
 *Franklin Electronic Publishers, Inc.........................     500     5,062
 Freds, Inc. Class A..........................................     800    10,750
 Fremont General Corp.........................................   2,100    73,762
 *Fresh Choice, Inc...........................................     500     1,859
 Friedman Industries, Inc.....................................     551     3,375
 *Friedmans, Inc. Class A.....................................   1,000    18,687
 Frisch's Restaurants, Inc....................................     648     9,477
 *Fusion Systems Corp.........................................     400    12,475
 *G-III Apparel Group, Ltd....................................     600     3,544
 *GC Companies, Inc...........................................     300    12,750
 *GTI Corp....................................................     500     3,281
 *GZA Geoenvironmental Technologies, Inc......................     300       816
 *Galey & Lord, Inc...........................................     300     5,287
 *Galileo Corp................................................     600     4,312
 Gamma Biologicals, Inc.......................................     300     1,256
 *Gantos, Inc.................................................     500     1,484
 Garan, Inc...................................................     400     7,950
 *Garden Fresh Restaurant Corp................................     100       981
 *Gasonics International, Inc.................................     300     3,600
 *Gehl Co.....................................................     500     7,750
 *General Host Corp...........................................   2,094     6,282
 General Housewares Corp......................................     300     3,000
 *Geneva Steel Co. Class A....................................     800     1,900
 *Genicom Corp................................................     500     3,078
 *Genlyte Group, Inc..........................................   1,100    14,231
 *Genus, Inc..................................................   1,100     6,359




                                                                SHARES   VALUE+
                                                                ------  --------
 *Geoscience Corp.............................................     200   $ 1,875
 Gerber Scientific, Inc.......................................   1,400    26,425
 *Giant Group, Ltd............................................     400     2,800
 Giant Industries, Inc........................................   1,000    14,500
 *Gibraltar Packaging Group, Inc..............................     900     2,812
 *Gibson Greetings, Inc.......................................   1,400    30,187
 Giddings & Lewis, Inc........................................   2,700    50,962
 Gleason Corp.................................................     100     3,712
 *Global Industrial Technologies, Inc.........................     900    16,650
 *Global Village Communication, Inc...........................     900     3,178
 *Golden Books Family Entertainment, Inc......................   1,000    11,250
 Golden Poultry Co., Inc......................................   1,200    16,275
 *Good Guys, Inc..............................................   1,200     7,050
 *Gottschalks, Inc............................................     600     3,450
 *Government Technology Services, Inc.........................     600     2,925
 *Gradco Systems, Inc.........................................     700     2,931
 Graham-Field Health Products, Inc............................   1,100    11,687
 *Grand Casinos, Inc..........................................   3,300    42,487
 Grand Premier Financial, Inc.................................     669     7,986
 Granite Construction, Inc....................................   1,300    26,000
 Granite State Bankshares, Inc................................     300     5,269

 Graphic Industries, Inc......................................     900     9,844
 Greater New York Savings Bank NY.............................   1,100    21,175
 Green (A.P.) Industries, Inc.................................     600     5,550
 Greenbrier Companies, Inc....................................   1,300    14,625
 *Greyhound Lines, Inc........................................   1,800     7,537
 *Grist Mill & Co.............................................     500     3,266
 *Ground Round Restaurants, Inc...............................   1,000     1,484
 Guaranty National Corp.......................................   1,400    30,100
 Guilford Mills, Inc..........................................   1,800    35,325
 *Gundle/SLT Environmental, Inc...............................   1,100     5,775
 HF Financial Corp............................................     200     3,925
 *HMG Worldwide Corp..........................................     600       581
 *HMN Financial, Inc..........................................     500    11,062
 *HS Resources, Inc...........................................     900    13,050
 Haggar Corp..................................................     300     4,031
 *Hampton Industries, Inc.....................................     400     3,150
 *Handleman Co................................................   2,900    19,212
 Handy & Harman...............................................   1,000    16,625
 *Hanger Orthopedic Group, Inc................................     700     6,256
 *Harding Lawson Associates Group, Inc........................     400     2,750
 Harleysville Group, Inc......................................   1,200    43,350
 *Hartmarx Corp...............................................   2,800    27,650
 *Harvey Entertainment Co.....................................     400     4,675
 Harvey's Casino Resorts......................................     500     8,437
 *Hathaway Corp...............................................     400     1,050
 *Hauser, Inc.................................................     900     5,512
 Haverty Furniture Co., Inc...................................     700     8,269
 *Healthcare Services Group, Inc..............................     500     5,656
 *Hechinger Co. Class A.......................................   2,600     3,250
 *Hechinger Co. Class B.......................................   1,100     3,437
 Heilig-Meyers Co.............................................   2,450    40,425
 *Hein-Werner Corp............................................     220     1,540
 *Hi-Lo Automotive, Inc.......................................     500     1,312
 *High Plains Corp............................................   1,600     5,600
 Hoenig Group, Inc............................................     500     2,656
 Home Port Bancorp, Inc.......................................     200     3,925
 *Home State Holdings, Inc....................................     500       234
 Horizon Financial Corp.......................................     230     3,493

VA SMALL VALUE PORTFOLIO

CONTINUED


                                                      SHARES     VALUE+
                                                    ----------  --------

 *Horizon/CMS Healthcare Corp.....................       1,500   $27,375
 *Hospital Staffing Services, Inc.................         300       731
 *Hovnanian Enterprises, Inc. Class A.............       1,300     7,719
 Hudson Foods, Inc. Class A.......................       1,500    23,812
 Huffy Corp.......................................         800    10,400
 Hughes Supply, Inc...............................         500    19,125
 *Hugoton Energy Corp.............................       1,600    17,900
 Hunt (J.B.) Transport Services, Inc..............       2,400    36,150
 Huntco, Inc. Class A.............................         300     4,012
 *Hycor Biomedical, Inc...........................         600     1,125
 *Hyde Athletic Industries, Inc. Class B..........         300     1,500
 *ICF Kaiser International, Inc...................       1,800     4,275
 ICO, Inc.........................................       1,300     6,459
 *ICU Medical, Inc................................         500     4,406
 *IEC Electronics Corp............................         300     3,544
 *IHOP Corp.......................................         800    22,550
 *IPC Information Systems, Inc....................         500     6,062
 *ITI Technologies, Inc...........................         200     3,212
 *Immulogic Pharmaceutical Corp...................         800     3,150
 *Imperial Holly Corp.............................         600     7,350
 *In Home Health, Inc.............................         900     1,350
 *Inacom Corp.....................................         800    25,850
 *Indenet, Inc....................................       1,000     1,437
 Indiana Federal Corp.............................         400    10,450
 *Information Resources, Inc......................       2,200    33,000
 Ingles Market, Inc. Class A......................         400     5,750
 *Innodata Corp...................................         200       137
 *Insituform Technologies, Inc. Class A...........       1,700    10,412
 Insteel Industries, Inc..........................         700     5,425
 Instron Corp.....................................       1,000    12,500
 *Insurance Auto Auctions, Inc....................       1,000     7,937
 Integrated Health Services, Inc..................       1,300    46,800
 *Integrated Process Equipment Corp...............         500     9,156
 *Intelligent Electronics, Inc....................       2,700     7,172
 *Inter-Tel, Inc..................................         900    14,175
 *Intercel, Inc...................................       2,500    33,750
 *Interface Systems, Inc..........................         400     1,325
 Interface, Inc. Class A..........................       1,300    29,981
 *Intergraph Corp.................................       3,700    26,016
 *Interlinq Software Corp.........................       1,000     3,922
 International Multifoods Corp....................       1,500    42,375
 *International Rectifier Corp....................       4,200    70,350
 *International Remote Imaging Systems, Inc.......         100       412
 International Shipholding Corp...................         400     6,850
 *International Technology Corp...................         350     2,537
 *International Thoroughbred Breeders, Inc........         800     3,600
 *Interphase Corp.................................         900     7,087
 Interpool, Inc...................................         150     2,100
 Interstate Johnson Lane, Inc.....................         200     3,900
 *Intertan, Inc...................................         900     3,375
 Investors Financial Services Corp................         223     7,889
 Investors Financial Services Corp. Class A.......          43     1,521
 Isco, Inc........................................         200     1,625
 *Isolyser Co., Inc...............................       3,100    12,206
 *Isomedix, Inc...................................         300     4,687
 *Iwerks Entertainment, Inc.......................         900     4,050
 *J & J Snack Foods Corp..........................         800    11,500
 J & L Specialty Steel, Inc.......................       3,200    40,800

                                                      SHARES     VALUE+
                                                    ----------  --------

 *J. Alexander's Corp.............................         300   $ 2,475
 *JPE, Inc........................................         200     1,350
 JSB Financial, Inc...............................         900    39,150
 Jackpot Enterprises, Inc.........................         100     1,062
 *Jaclyn, Inc.....................................         200       850
 *Jaco Electronics, Inc...........................         300     2,025
 Jacobson Stores, Inc.............................         500     4,594
 *Jan Bell Marketing, Inc.........................       2,200     4,950
 *Jean Philippe Fragrances, Inc...................         500     2,937
 John Alden Financial Corp........................       1,500    31,875
 *Johnson Worldwide Associates, Inc. Class A......         500     6,219
 Johnston Industries, Inc.........................         600     4,125
 *Johnstown American Industries, Inc..............         800     4,250
 *Jones Intercable, Inc. Class A..................       2,400    25,500
 *Jos. A. Bank Clothiers, Inc.....................       1,000     3,750
 *Jumbosports, Inc................................       1,700     7,437
 Justin Industries, Inc...........................       2,300    27,025
 K Swiss, Inc. Class A............................         300     3,975
 *Kaiser Ventures, Inc............................         600     5,737
 Kaman Corp. Class A..............................       1,800    24,638
 Katy Industries, Inc.............................         800    12,500
 Kellwood Co......................................       1,800    47,025
 *Kerr Group, Inc.................................         300       713






 *Key Production Co., Inc.........................         800     7,600
 *Key Tronic Corp.................................         500     2,938
 *Keystone Consolidated Industries, Inc...........         598     5,382
 *Kimmins Corp....................................         300     1,106
 *Kinark Corp.....................................         100       338
 *Kinnard Investment, Inc.........................         300     1,781
 Klamath First Bancorp, Inc.......................       1,000    18,375
 Knape & Vogt Manufacturing Co....................         500     8,000
 *Kulicke & Soffa Industries, Inc.................         800    27,050
 *LTX Corp........................................       2,900    17,944
 *Laboratory Corp. of America Holdings, Inc.......       1,000     2,875
 *Laclede Steel Co................................         200       813
 *Ladd Furniture, Inc.............................         700     9,188
 *Laidlaw Environmental Services, Inc.............       5,200    14,950
 *Lamson & Sessions Co............................         500     3,875
 *Landair Services, Inc...........................         300     4,200
 *Laserscope......................................         600     3,750
 Lawyers Title Corp...............................         800    14,400
 *Learning Co., Inc...............................       3,400    24,225
 *Lechters, Inc...................................       1,500     5,578
 Lennar Corp......................................         500    13,125
 *Liberty Technologies, Inc.......................         500     1,688
 *Life USA Holdings, Inc..........................       1,000    12,063
 Lillian Vernon Corp..............................         300     4,725
 Lindberg Corp....................................         400     3,500
 *Liuski International, Inc.......................         400       538
 *Lodgenet Entertainment Corp.....................       1,000    10,938
 *Logic Devices, Inc..............................         200       463
 *Loronix Information Systems, Inc................         200       650
 *Louis Dreyfus Natural Gas Corp..................         350     5,556
 Lufkin Industries, Inc...........................         600    14,213
 Lukens, Inc. DE..................................       1,300    25,513
 *Luria (L.) & Son, Inc...........................         100       225
 *M.H. Meyerson & Co., Inc........................         200       988
 MAF Bancorp, Inc.................................         826    34,486
*MAIC Holdings, Inc...............................      1,000    38,000

VA SMALL VALUE PORTFOLIO


CONTINUED


                                                       SHARES    VALUE+
                                                      --------  --------

 MDC Holdings, Inc................................         900   $ 7,650
 *MI Schottenstein Homes, Inc.....................         800     8,800
 *MK Gold Corp....................................       1,700     2,922
 MMI Companies, Inc...............................       1,000    23,750
 *MRS Technology, Inc.............................         200       209
 *MS Carriers, Inc................................       1,100    22,756
 MTS Systems Corp.................................         800    20,550
 *Mapinfo Corp....................................         100     1,113
 Marcus Corp......................................         500    12,250
 *Mariner Health Group, Inc.......................       1,900    22,681
 Maritrans, Inc...................................       1,000     7,375
 *Marker International............................       1,300     5,688
 *Marlton Technologies, Inc.......................         200       700
 Marsh Supermarkets, Inc. Class A.................         300     4,013
 Marsh Supermarkets, Inc. Class B.................         400     5,325
 Maryland Federal Bancorp.........................         315    11,970
 *Material Sciences Corp..........................         300     4,200
 *Matlack Systems, Inc............................         200     1,475
 *Matrix Pharmaceutical, Inc......................       1,200     8,325
 *Matrix Service Co...............................         800     6,750
 *Mattson Technology, Inc.........................         100     1,056
 *Maverick Tube Corp..............................         600    18,038
 *Maxwell Technologies, Inc.......................         400     7,900
 *Maxxam, Inc.....................................         500    22,000
 *Maxxim Medical, Inc.............................         700    10,238
 *McFarland Energy, Inc...........................         400     5,175
 *Medalliance, Inc. Liquidating Trust Escrow......         800         0
 *Medaphis Corp...................................       5,800    46,219
 Medford Savings Bank MA..........................         300     8,175
 *Media 100, Inc..................................         700     4,069
 *Medical Graphics Corp...........................         200       825
 *Melamine Chemicals, Inc.........................         500     5,875
 Mercer International, Inc........................         800     9,150
 Merchants Bancorp, Inc...........................         200     7,525
 *Meridian Data, Inc..............................         800     3,325
 Meridian Insurance Group, Inc....................         600     8,925
 *Merisel, Inc....................................       2,500     4,453
 *Merix Corp......................................         500     8,000
 *Mesa Air Group, Inc.............................       2,800    14,088
 *Mesa, Inc.......................................       3,000    16,500
 *Mesaba Holdings, Inc............................         700    10,325
 *Metatec Corp. Class A...........................       1,100     3,369
 *Metra Biosystems, Inc...........................         100       488
 *Metrocall, Inc..................................       2,200    10,725
 *Michael Anthony Jewelers, Inc...................         500     1,625
 Michael Foods, Inc...............................       1,700    24,119
 *Michaels Stores, Inc............................       1,900    37,406
 *Micro Warehouse, Inc............................       2,300    39,531
 *Microage, Inc...................................       1,200    21,675
 *Micronics Computers, Inc........................       1,100     3,163
 *Microtest, Inc..................................         200       838
 *Microwave Power Dynamics, Inc...................         400     1,200
 Mid America Banccorp.............................         848    17,702
 *Midisoft Corp...................................         300       347
 *Midwest Grain Products, Inc.....................         600     6,975
 Mikasa, Inc......................................         100     1,188
 *Mikohn Gaming Corp..............................         800     3,400
 *Miltope Group, Inc..............................         500     1,781
 Mine Safety Appliances Co........................         500    31,063
 *Monarch Casino and Resort, Inc..................         500     1,531
 Monarch Machine Tool Co..........................         300     2,250

                                                      SHARES     VALUE+
                                                      ------     -------

 *Moog, Inc. Class A..............................         500   $12,563
 *Moore Medical Corp..............................         100     1,125
 *Moovies, Inc....................................         500     2,859
 *Morgan Products, Ltd............................         700     6,213
 *Morrow Snowboards, Inc..........................         100       394
 *Mother's Work, Inc..............................         200     1,525
 Movado Group, Inc................................         625    13,984
 *Movie Gallery, Inc..............................       1,000     6,563
 *Musicland Stores Corp...........................       2,900     5,800
 NAC RE Corp......................................         100     3,988
 NBT Bancorp......................................         771    15,998
 NCH Corp.........................................         200    13,025
 *NPS Pharmaceuticals, Inc........................         200     2,075
 *NS Group, Inc...................................       1,200     8,400
 *NSA International, Inc..........................         200       363
 NSC Corp.........................................       1,000     1,813
 NYMAGIC, Inc.....................................       1,000    19,375
 Nacco Industries, Inc. Class A...................         505    25,692
 Nash Finch Co....................................         900    17,775
 *Nashua Corp.....................................         500     5,813









 *Nathans Famous, Inc..................    400   1,225
 *National Auto Credit, Inc............  2,630  25,643
 *National City Bancorp................    726  14,974
 *National Home Centers, Inc...........    500     891
 *National Patent Development Corp.....    500   3,656
 *National Picture and Frame Co........    400   4,375
 National Presto Industries, Inc.......    500  18,875
 *National Steel Corp. Class B.........  1,200  16,200
 National Technical Systems, Inc.......    100     384
 *Natural Wonders, Inc.................    700   3,041
 *Navistar International Corp..........  1,000  16,625
 *Neostar Retail Group, Inc............    100       1
 *Netframe Systems, Inc................  1,000   1,063
 *Netrix Corp..........................    800   1,625
 *Network Computing Devices, Inc.......    300   3,825
 *Network Equipment Technologies, Inc..  1,700  29,325
 *New Brunswick Scientific Co., Inc....    346   2,400
 *New Horizons Worldwide, Inc..........    600   5,925
 New Jersey Resources Corp.............  1,500  46,688
 Newmil Bancorp, Inc...................    200   1,950
 Newport Corp..........................    500   5,906
 *Nexthealth, Inc......................    700   1,269
 *Noodle Kidoodle, Inc.................    700   2,538
 *Nord Resources Corp..................  1,400   4,025
 *Nortek, Inc..........................  1,100  25,575
 North American Mortgage Co............    700  14,088
 *Northwestern Steel & Wire Co.........  1,600   3,850
 *Norton McNaughton, Inc...............    700   3,631
 Norwich Financial Corp................    400   7,900
 *Novacare, Inc........................  5,600  70,700
 *Nu-Kote Holding, Inc. Class A........  2,000   5,250
 *Nview Corp...........................    400     938
 O'Sullivan Corp.......................  1,600  14,400
 *O'Sullivan Industries Holdings, Inc..  1,100  17,188
 *O.I. Corp............................    400   1,850
 *OHM Corp.............................  1,900  15,200
 *OMI Corp.............................  2,600  25,025
 *Oak Technology, Inc..................  1,500  14,156
 *Offshore Logistics, Inc..............  1,300  23,481
 Oil-Dri Corp. of America..............    100   1,538
 *Old America Stores, Inc..............    400   1,675

VA SMALL VALUE PORTFOLIO


CONTINUED


                                                        SHARES    VALUE+
                                                        ------   -------

 *Old Dominion Freight Lines, Inc..............          1,000   $12,750
 *Olympic Steel, Inc...........................            700    11,550
 OnbanCorp, Inc................................          1,200    56,475
 *One Price Clothing Stores, Inc...............            900     3,825
 Oneida, Ltd...................................            900    21,488
 *Oneita Industries, Inc.......................            600       488
 *Onyx Acceptance Corp.........................            100       788
 *Opinion Research Corp........................            200       756
 *Opta Food Ingredients, Inc...................            500     3,906
 *Opti, Inc....................................            700     3,653
 Optical Coating Laboratory, Inc...............          1,000    10,500
 *Option Care, Inc.............................            800     4,950
 Orange Co., Inc...............................            700     5,425
 *Orbital Sciences Corp........................          2,400    39,750
 Oregon Steel Mills, Inc.......................          1,700    31,875
 *Oroamerica, Inc..............................            700     3,413
 *Orthologic Corp..............................          1,000     5,938
 Oshkosh Truck Corp. Class B...................            700     9,538
 *Ostex International, Inc.....................            400       813
 Outboard Marine Corp..........................          1,700    25,075
 *Outlook Group Corp...........................            400     1,800
 Overseas Shipholding Group, Inc...............          1,800    33,975
 Owosso Corp...................................            100       769
 Oxford Industries, Inc........................            700    16,888
 *PICO Holdings, Inc...........................            500     2,063
 *PLM International, Inc.......................          1,000     5,625
 *PPT Vision, Inc..............................            300     2,325
 PXRE Corp.....................................            211     5,697
 Pacific Scientific Co.........................            600     8,025
 Palfed, Inc...................................            400     6,550
 Pancho's Mexican Buffet, Inc..................            400       700
 *Par Technology Corp..........................          1,000     9,750
 *Paragon Trade Brands, Inc....................            500     8,063
 Park Electrochemical Corp.....................            300     7,538
 *Park-Ohio Industries, Inc....................            700     9,056
 *Parlux Fragrances, Inc.......................          1,000     2,750
 Patrick Industries, Inc.......................          1,000    14,063
 *Patterson Energy, Inc........................            148     5,310
 *Payless Cashways, Inc........................          3,400     5,525
 *Peak Technologies Group, Inc.................            300     5,381
 *Penn Traffic Co..............................            200     1,475
 *Penn Treaty American Corp....................            600    16,350
 Penn Virginia Corp............................            200     9,675
 Pennfed Financial Services, Inc...............            500    12,125
 Penwest, Ltd..................................            400     7,750
 *Peoples Choice TV Corp.......................          1,000     1,406
 Peoples Heritage Financial Group, Inc.........          1,778    58,674
 *Peoples Telephone Co., Inc...................          1,400     4,813
 *Perfumania, Inc..............................            600     2,250
 *Perini Corp..................................            400     2,875
 *Petrocorp, Inc...............................            700     6,038
 *Pharmaceutical Resources, Inc................          1,000     2,625
 *Pharmchem Laboratories, Inc..................            500     2,047
 Phillips-Van Heusen Corp......................          2,500    35,000
 Phoenix Duff & Phelps Corp....................          2,800    21,000
 Piccadilly Cafeterias, Inc....................            900     9,338
 Pilgrim Pride Corp............................          1,600    20,000
 Pillowtex Corp................................            300     6,413
 Pinnacle Bancshares, Inc......................            100     2,194
 *Pinnacle Systems, Inc........................            200     3,638
 Pioneer Financial Services, Inc...............            500    14,063

                                                        SHARES     VALUE+
                                                        ------   --------

 Piper Jaffray Companies, Inc..................            800   $15,700
 *Pittencrieff Communications, Inc.............            600     2,456
 Pittston Co. Burlington Group.................          1,700    43,775
 *Planar Systems, Inc..........................            300     3,544
 Plasti-Line, Inc..............................            100     1,031
 *Players International, Inc...................          2,900    11,147
 Ply-Gem Industries, Inc. DE...................            800    13,400
 *Pollo Tropical, Inc..........................          1,000     6,438
 *Polymedica Industries, Inc...................            500     3,000
 *Pool Energy Services Co......................          1,200    19,875
 Pope & Talbot, Inc............................          1,100    18,150
 Portsmouth Bank Shares, Inc...................            520     7,930
 Poughkeepsie Savings Bank FSB NY..............          1,100     7,288
 *Premenos Technology Corp.....................          1,100     7,563
 Presidential Life Corp........................          2,900    41,869
 *Price Communications Corp....................            500     3,875
 Price Enterprises, Inc........................          1,300    24,050
 *Primark Corp.................................            500    11,875
 Prime Bancorp, Inc............................            330     7,466
 Primesource Corp..............................            500     3,656
 *Procyte Corp.................................          1,100     1,633
 *Proffitts, Inc...............................            900    36,000
 *Progress Software Corp.......................            500     8,656
 Progressive Bank, Inc.........................            300     7,838
 *Pronet, Inc..................................            500     1,594
 *Proteon, Inc.................................            700     1,772
 *Protocol Systems, Inc........................            300     2,269
 Provident Bankshares Corp.....................            661    25,077
 *Proxima Corp.................................            500     2,375
 *Pulte Corp...................................            400    12,650
 *Pure World, Inc..............................            200       663
 *QMS, Inc.....................................            900     2,925
 *Quad Systems Corp............................            200     1,875
 Quaker Chemical Corp..........................            500     8,188
 *Quaker Fabric Corp...........................            700    11,288
 Quaker State Corp.............................          2,700    40,838
 *Quality Dining, Inc..........................          1,400     8,094
 *Quality Semiconductor, Inc...................            200     1,950
 *Quality Systems, Inc.........................          1,000     7,688
 Quanex Corp...................................            600    16,350
 Quest Medical, Inc............................            200     1,475
 Quixote Corp..................................          1,000     7,813
 *R & B, Inc...................................          1,100     8,250
 RCSB Financial, Inc...........................          1,300    53,300
 RLI Corp......................................            600    19,125
 *RPC, Inc.....................................          1,200    16,350
 *Rag Shops, Inc...............................            200       650
 *Railtex, Inc.................................            500     9,188
 *Rally's Hamburgers, Inc......................          1,300     3,656
 *Ramsay Health Care, Inc......................            700     2,253
 *Rare Hospitality International, Inc..........            500     7,813
 Raymond Corp..................................            200     6,500
 *Reading Entertainment, Inc...................            400     4,625
 *Recoton Corp.................................            800    10,000
 *Redwood Empire Bancorp.......................            200     2,625
 Refac Technology Development Corp.............            300     2,044
 *Regeneron Pharmaceuticals, Inc...............            500     5,188
 *Rentrak Corp.................................            100       339
 *Republic Automotive Parts, Inc...............            300     4,819
 *Republic Engineered Steels, Inc..............            100       144
 *Response Oncology, Inc.......................            100       700
 *Rex Stores Corp..............................            500     5,125

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                      SHARES     VALUE+
                                                      ------    -------
 Rexene Corp....................................         300    $ 4,463
 *Riddell Sports, Inc...........................         700      3,281
 *Ride, Inc.....................................       1,000      3,500
 Riggs National Corp............................       2,000     36,750
 *Rightchoice Managed Care, Inc. Class A........         300      3,525
 *Rio Hotel & Casino, Inc.......................         400      5,850
 Rival Co.......................................         600      8,438
 Roanoke Electric Steel Corp....................         200      3,275
 *Roberds, Inc..................................         500      2,688
 *Rock Bottom Restaurants, Inc..................         100      1,075
 Rock-Tenn Co. Class A..........................         800     12,100
 *Rodman & Renshaw Capital Group, Inc...........         600        300
 *Rohr, Inc.....................................       1,700     35,913
 Rollins Truck Leasing Corp.....................       3,900     53,625
 *Rottlund, Inc.................................         500      2,313
 Rouge Steel Co. Class A........................         900     13,275
 *Ruby Tuesday, Inc.............................       1,000     21,500
 *Ryans Family Steak Houses, Inc................       3,500     31,938
 Rykoff-Sexton, Inc.............................         900     17,213
 Ryland Group, Inc..............................         800     10,400
 *S&K Famous Brands, Inc........................         400      4,175
 *SLH Corp......................................          75      4,144
 *SSE Telecom, Inc..............................         500      3,438
 *STM Wireless, Inc. Class A....................         200      1,525
 *Safety 1st, Inc...............................         200      1,313
 *Salant Corp. DE...............................       1,600      5,600
 *San Filippo (John B.) & Son, Inc..............         800      4,900
 Sanderson Farms, Inc...........................         100      1,494
 *Sands Regent Casino Hotel.....................         400        875
 *Schuler Homes, Inc............................       1,800     10,238
 *Scios-Nova, Inc...............................       3,100     19,569
 Seafield Capital Corp..........................         300      9,825
 Sealright Co., Inc.............................       1,000     11,813
 *Secom General Corp............................         400      1,100
 Security Capital Corp..........................         200     18,375
 Security Connecticut Corp......................         500     24,313
 Selective Insurance Group, Inc.................       1,000     44,438
 *Sequa Corp. Class A...........................       1,000     48,813
 *Sequent Computer Systems, Inc.................       3,100     52,119
 *Serv-Tech, Inc................................         600      3,300
 *Service Merchandise Co., Inc..................       5,300     17,225
 *Sharper Image Corp............................         500      1,813
 Shelter Components, Inc........................         300      3,638
 *Shiloh Industries, Inc........................       1,100     18,425
 *Shoe Carnival, Inc............................         800      6,150
 *Sholodge, Inc.................................         600      8,175
 *Shoney's, Inc.................................         558      3,139
 Shopko Stores, Inc.............................       2,700     63,788
 Showboat, Inc..................................       1,300     25,675
 Sifco Industries, Inc..........................         400      5,800
 *Sight Resource Corp...........................         700      2,756
 *Signal Technology Corp........................         600      4,425
 *Signature Brands USA, Inc.....................         800      2,925
 *Silicon Valley Group, Inc.....................       2,300     54,913
 Simmons First National Corp. Class A...........         200      5,500
 Simpson Industries, Inc........................       1,100     11,206
 *Sizzler International, Inc....................       2,400      5,700
 Skyline Corp...................................         900     22,163
 Skywest, Inc...................................         600      8,963
 Smith (A.O.) Corp..............................         800     29,400

                                                      SHARES     VALUE+
                                                      ------    -------

 Smith (A.O.) Corp. Convertible Class A.........         200    $ 7,338
 *Softech, Inc..................................         300      1,003
 South Jersey Industries, Inc...................         300      6,713
 Southdown, Inc.................................       1,500     60,563
 *Southern Electronics Corp.....................       1,000     10,250
 *Southwall Technologies, Inc...................         500      3,438
 Southwest Bancshares, Inc. DE..................         300      5,888
 Southwest Securities Group, Inc................         200      3,225
 Southwestern Energy Co.........................       2,200     29,150
 *Spacelabs Medical, Inc........................         500     11,188
 *Spaghetti Warehouse, Inc......................         500      2,531
 Spartan Motors, Inc............................       1,000      7,500
 *Sparton Corp..................................         500      4,375
 *Spec's Music, Inc.............................         400        300
 *Specialty Chemical Resources, Inc.............         300        600
 *Spectran Corp.................................         500      9,250
 *Speizman Industries, Inc......................         300      1,613
 *Spelling Entertainment Group, Inc.............       5,600     37,800
 *Sport Chalet, Inc.............................         600      1,688
 *Sport Supply Group, Inc.......................         300      1,950
 *Sportmart, Inc................................         500      1,344
 *Sportmart, Inc. Class A.......................         250        531
 *Sports Club Co., Inc..........................         600      3,000
 St. Paul Bancorp, Inc..........................       2,000     63,000
 *Staff Builders, Inc. Class A..................         400        800
 *Standard Commercial Corp......................         856     14,453
 *Standard Management Corp......................         200      1,150
 *Standard Microsystems Corp....................       1,100      9,763
 Standard Motor Products, Inc. Class A..........       1,100     15,125
 Standard Pacific Corp. DE......................       2,600     26,650
 Standard Products Co...........................       1,400     34,825
 *Staodyn, Inc..................................         500        750
 *Starcraft Corp................................         200        563
 Starret Corp...................................         300      3,000
 Starrett (L.S.) Co. Class A....................         200      5,950
 *Starter Corp..................................       2,300     10,350
 *Station Casinos, Inc..........................       2,600     23,075
 *Steel of West Virginia, Inc...................         600      5,850
 Steel Technologies, Inc........................         500      5,219
 Stepan Co......................................         500      9,813
 Stephan Co.....................................         200      1,850
 Sterling Bancorp...............................         500      9,375
 *Sterling Financial Corp. WA...................         600     10,950
 Stewart Information Services Corp..............         500      9,813
 *Stokely USA, Inc..............................       1,000      1,078
 Stone & Webster, Inc...........................         800     34,300
 *Strategic Distribution, Inc...................       1,500      5,906
 *Stratus Computer, Inc.........................       1,200     54,900
 Strawbridge & Clothier Class A.................         900     15,019
 *Strouds, Inc..................................       1,100      2,200
 *Stuart Entertainment, Inc.....................         600      1,838
 *Sulcus Computer Corp..........................         800      1,400
 Sumitomo Bank of California....................       1,300     36,563
 *Summa Four, Inc...............................         500      3,875
 *Summit Care Corp..............................         200      2,425
 *Summit Technology, Inc........................         500      3,844
 *Sun Coast Industries, Inc.....................         200        675
 *Sun Healthcare Group, Inc.....................       2,000     33,500
 Sun Television and Appliances, Inc.............       1,500      3,094
 *Sunrise Medical, Inc..........................       2,000     25,750

VA SMALL VALUE PORTFOLIO

CONTINUED

                                                      SHARES     VALUE+
                                                      ------    -------
 *Sunrise Resources, Inc.........................        400    $ 1,450
 Superior Surgical Manufacturing Co., Inc........        300      3,450
 *Suprema Specialties, Inc.......................        200        769
 Susquehanna Bancshares, Inc.....................      1,100     42,763
 *Swiss Army Brands, Inc.........................        700      8,356
 *Syms Corp......................................      1,500     14,625
 *Syncor International Corp. DE..................        900      8,325
 *Syntellect, Inc................................        700      2,297
 *Syquest Technology, Inc........................        900      1,786
 *TBC Corp.......................................        400      3,050
 TCBY Enterprises, Inc...........................      2,200     13,200
 *TII Industries, Inc............................        700      3,850
 TJ International, Inc...........................      1,400     32,463
 TR Financial Corp...............................      1,000     20,375
 *TRC Companies, Inc.............................        300      1,088
 Tab Products Co. DE.............................        400      3,775
 *Taco Cabana, Inc...............................      1,300      6,581
 *Tandy Crafts, Inc..............................      1,000      4,875
 *Tanknology Environmental, Inc..................      1,200      2,025
 *Tech-Sym Corp..................................        300      9,563
 Telxon Corp.....................................        500      9,250
 *Tesoro Petroleum Corp..........................      2,100     27,563
 Texas Industries, Inc...........................      1,800     43,200
 *Texas Micro, Inc...............................      1,000      3,406
 *Thermo Power Corp..............................      1,000      6,000
 *Thermo Terratech, Inc..........................        500      5,469
 Thomas Industries, Inc..........................        300      8,438
 Thomaston Mills, Inc............................        400      4,350
 *Thompson PBE, Inc..............................        300      1,388
 *Thorn Apple Valley, Inc........................        500      8,875
 *Tipperary Corp.................................        500      2,219
 *Titan Corp.....................................      1,000      4,125
 Titan Holdings, Inc.............................      1,155     22,234
 Titan International, Inc........................      1,200     18,300
 Toastmaster, Inc................................        600      2,100
 *Todd Shipyards Corp............................        800      3,500
 Tower Air, Inc..................................      1,100      3,506
 *Trans World Airlines, Inc......................      3,000     25,688
 *Trans World Entertainment Corp.................        800     12,050
 *Transitional Hospitals Corp....................      3,700     58,738
 *Travel Ports of America, Inc...................        212        557
 Treadco, Inc....................................        500      4,875
 *Tremont Corp. DE...............................        600     24,600
 *Trend-Lines, Inc. Class A......................        200      1,431
 *Trident Microsystems, Inc......................        800     11,450
 *Trism, Inc.....................................        500      1,469
 *Truevision, Inc................................      1,300      2,600
 *Tseng Laboratories, Inc........................      1,100      4,125
 *Tuesday Morning Corp...........................        700     18,900
 *Tultex Corp....................................      2,500     15,938
 *Turner Corp....................................        300      4,650
 Twin Disc, Inc..................................        200      4,800
 *Tyler Corp.....................................      1,700      3,188
 U.S. Bancorp, Inc...............................        500     23,813
 *UNC, Inc.......................................      1,500     21,750
 *URS Corp.......................................        719      7,909
 *US Can Corp....................................        600      9,750
 UST Corp........................................        570     12,041
 USX-Delhi Group.................................        800     10,900
 *Ultimate Electronics, Inc......................        300        900
 *Ultradata Corp.................................        100        306

                                                      SHARES     VALUE+
                                                      ------    -------

 *Ultratech Stepper, Inc.........................        300    $ 6,094
 Uni-Marts, Inc..................................        500      2,563
 Unico American Corp.............................        500      5,313
 *Unimark Group, Inc.............................        200      1,325
 *Uniroyal Technology Corp.......................      1,100      3,334
 *United American Healthcare Corp................        200      1,250
 United Industrial Corp..........................      1,400     11,550
 *United Retail Group, Inc.......................        600      1,763
 *United States Home Corp........................      1,000     26,375
 *Universal Electronics, Inc.....................        300      1,669
 *Universal Hospital Services, Inc...............        300      4,425
 *Universal International, Inc...................        400        425
 *Universal Standard Medical Labs, Inc...........        500      1,688
 *Uno Restaurant Corp............................        600      3,525
 *Uranuim Resources, Inc.........................        500      2,844
 *Utilx Corp.....................................        600      2,550
 *V Band Systems, Inc............................        500      1,000
 *VLSI Technology, Inc...........................        800     19,550
 *VTEL Corp......................................        600      3,656
 *Vallen Corp....................................      1,000     18,000
 *Value City Department Stores, Inc..............      2,100     18,113
 Value Line, Inc.................................      1,000     36,500
 *Valuevision International, Inc. Class A........      2,700     10,547
 *Variflex, Inc..................................        200        975
 Varlen Corp.....................................        110      2,764
 *Vectra Technologies, Inc.......................        500        281
 *Venture Stores, Inc............................      1,500      3,938
 Veritas DGC, Inc................................        900     18,675
 *Vertex Communications Corp.....................        200      4,638
 *Veterinary Centers of America, Inc.............      1,000     12,188
 *Vicorp Restaurants, Inc........................        800      9,450
 *Video Display Corp.............................        300      1,144
 *Video Lottery Technologies, Inc................        900      4,838
 *Video Update, Inc..............................      1,300      5,606
 *Vie de France Corp.............................        700        984
 Virco Manufacturing Corp........................        600     12,525
 Virginia Beach Federal Financial Corp...........        400      4,400
 Virginia First Financial Corp...................        200      4,288
 *WHX Corp.......................................      2,200     14,575
 WLR Foods, Inc..................................      1,306     12,978
 Wabash National Corp............................        200      4,425
 Walbro Corp.....................................        400      7,975
 *Wall Data, Inc.................................        600     14,963
 Warren Bancorp, Inc.............................        300      5,025
 *Washington Homes, Inc..........................        700      2,625
 Washington National Corp........................        300      8,400
 Washington Savings Bank FSB Waldorf, MD.........        400      2,000
 Watkins-Johnson Co..............................        500     15,813
 Watts Industries, Inc. Class A..................      1,600     39,800
 Webb (Del) Corp.................................      1,100     16,775
 Webster Financial Corp..........................        739     29,930
 *Weirton Steel Corp.............................      3,600     10,800
 *Welcome Home, Inc..............................        200         20
 Wellman, Inc....................................      2,500     44,688
 *Wells-Gardner Electronics Corp.................        200        763
 Werner Enterprises, Inc.........................      1,800     35,213
 Wesbanco, Inc...................................        200      7,250
 *West Coast Entertainment Corp..................        200        950

VA SMALL VALUE PORTFOLIO

CONTINUED


                                                                SHARES         VALUE+
                                                                ------    -----------
 Westco Bancorp, Inc...................................            300    $     7,088
 Westcorp, Inc.........................................            100          1,675
 *Western Beef, Inc....................................            500          4,531
 *Weston (Roy F.), Inc. Class A........................            600          1,800
 *Whittaker Corp.......................................            700          7,788
 *Wickes Lumber Co.....................................            200          1,063
 *Williams Clayton Energy, Inc.........................            700          9,538
 Wilshire Oil Co. of Texas.............................            500          2,688
 Windmere Corp.........................................          1,400         20,650
 Wiser Oil Co..........................................            800         12,500
 Wolohan Lumber Co.....................................            600          7,388
 *Wonderware Corp......................................          1,000         13,688
 *Worldtex, Inc........................................          1,200          8,550
 Yankee Energy Systems, Inc............................            900         20,813
 *Yellow Corp..........................................          2,400         46,050
 York Financial Corp...................................            605         11,646
 *Zale Corp............................................          3,000         60,375
 *Zemex Corp...........................................            728          5,187
 Zenith National Insurance Corp........................          1,500         37,500
 *Zilog, Inc...........................................          2,000         44,500
 *Zoll Medical Corp....................................            400          3,500
 Zurn Industries, Inc..................................            600         15,900
                                                                          -----------
TOTAL COMMON STOCKS
  (Cost $10,391,981)...................................                    12,213,413
                                                                          -----------
RIGHTS/WARRANTS -- (0.0%)
 *Amvestors Financial Corp. Warrants Class A
   04/02/02............................................             46            256
 *Banner Aerospace, Inc. Rights 06/18/97...............            511              0
 *Laboratory Corp. of America Holdings, Inc. Rights
   06/16/97............................................             81            651
                                                                          -----------
TOTAL RIGHTS/WARRANTS
  (Cost $488)..........................................                           907
                                                                          -----------
                                                                 FACE
                                                                AMOUNT         VALUE+
                                                                ------    -----------
                                                                (000)
TEMPORARY CASH INVESTMENTS -- (3.8%)
 Repurchase Agreement, PNC Capital Markets Inc. 5.25%,
   06/02/97 (Collateralized by U.S. Treasury Notes
   6.00%, 08/15/99)
   (Cost $481,000).....................................         $  481    $   481,000
                                                                          -----------
TOTAL INVESTMENTS -- (99.6%)
  (Cost $10,873,469)++.................................                    12,695,320
                                                                          -----------
OTHER ASSETS AND LIABILITIES -- (0.4%)
   Other Assets........................................                        71,369
   Payable for Investment Securities Purchased.........                        (6,869)
   Other Liabilities...................................                        (9,990)
                                                                          -----------
                                                                               54,510
                                                                          -----------
NET ASSETS -- (100.0%) Applicable to 983,078
  Outstanding $.01 Par Value Shares (100,000,000 Shares
  Authorized)..........................................                   $12,749,830
                                                                          ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE................................................                   $     12.97
                                                                          ===========

----------------------
+See Note B to Financial Statements.
*Non-Income Producing Securities
++Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                           VA LARGE VALUE PORTFOLIO

                            STATEMENT OF NET ASSETS

                                 MAY 31, 1997
                                  (UNAUDITED)

                                                                SHARES      VALUE+
                                                                ------    --------
UNITED STATES -- (97.0%)
COMMON STOCKS -- (97.0%)
 AK Steel Holding Corp........................................   1,100    $ 42,762
 *AMR Corp....................................................   2,500     248,437
 Advanta Corp. Class A........................................     300       8,831
 Advanta Corp. Class B Non-Voting.............................     500      13,906
 Aetna, Inc...................................................   5,200     525,200
 Ahmanson (H.F.) & Co.........................................   2,700     110,025
 Albemarle Corp...............................................   1,100      20,625
 Alexander & Baldwin, Inc.....................................   1,600      43,300
 Alleghany Corp...............................................     100      21,325
 *Alumax, Inc.................................................   1,500      57,937
 Ambac, Inc...................................................   1,000      75,000
 *Amdahl Corp.................................................   4,100      41,000
 Amerada Hess Corp............................................   3,200     171,200
 *America West Holdings Corp. Class B.........................   1,100      16,912
 American General Corp........................................   6,500     287,625
 *American Greetings Corp. Class A............................   2,600      89,212
 American National Insurance Co...............................     600      49,500
 *Apple Computer, Inc.........................................   3,500      58,406
 *Archer-Daniels Midland Co...................................   6,100     122,000
 Argonaut Group, Inc..........................................     300       8,737
 Asarco, Inc..................................................   1,200      37,350
 Astoria Financial Corp.......................................     600      24,675
 Avnet, Inc...................................................     800      50,400
 BHC Communications, Inc. Class A.............................     100      10,950
 Ball Corp....................................................     900      26,212
 Bankers Trust New York Corp..................................   2,200     186,175
 Bear Stearns Companies, Inc..................................   3,161     102,732
 Berkley (W.R.) Corp..........................................     600      31,012
 *Bethlehem Steel Corp........................................   3,200      32,000
 *Beverly Enterprises.........................................   2,800      39,550
 Black & Decker Corp..........................................   1,400      48,650
 Block Drug Co., Inc. Class A.................................     300      13,237
 Boise Cascade Corp...........................................   1,300      49,400
 Borg Warner Automotive, Inc..................................     400      19,500
 *Boston Chicken, Inc.........................................     900      16,256
 Bowater, Inc.................................................   1,200      59,250
 *Brinker International, Inc..................................   2,100      29,137
 *Burlington Industries, Inc..................................   1,600      17,600
 Burlington Northern Santa Fe Corp............................   5,000     415,000
 CIGNA Corp...................................................   1,500     260,625
 *CNA Financial Corp..........................................   1,800     184,275
 CNF Transportation, Inc......................................     300       9,675
 CSX Corp.....................................................   6,900     365,700
 Caliber Systems, Inc.........................................   1,200      38,400
 *California Federal Bank FSB, Los Angeles Contingent
   Litigation Recovery Shares..................................     70       1,046
 Centex Corp..................................................     800      31,900
 Century Telephone Enterprises, Inc...........................     400      12,100
 Champion International Corp..................................   3,300     162,937
 Chiquita Brands International, Inc...........................   1,600      24,600
 *Chris-Craft Industries, Inc.................................     733      31,336
 Chrysler Corp................................................  21,700     688,975
 Cincinnati Financial Corp....................................   2,130     166,539

                                                                SHARES      VALUE+
                                                                ------    --------

 Citizens Corp................................................   1,300    $ 32,987
 Coca-Cola Enterprises, Inc...................................  10,800     228,150
 Comdicso, Inc................................................   1,700      62,687
 Commerce Bancshares, Inc.....................................     745      32,314
 Commerce Group, Inc..........................................     900      20,250
 Comsat Corp. Series 1........................................   1,300      29,250
 *Consolidated Freightways Corp...............................     450       5,541
 Coors (Adolph) Co. Class B...................................   1,000      24,375
 Countrywide Credit Industries, Inc...........................   3,100      83,312
 Cummins Engine Co., Inc......................................   1,100      70,125
 Cyprus Amax Minerals Co., Inc................................   2,700      65,812
 *DSC Communications Corp.....................................     800      20,450
 *Darden Restaurants, Inc.....................................   5,000      41,875
 *Digital Equipment Corp......................................   4,800     172,200
 Dillards, Inc. Class A.......................................   4,000     135,000
 *Dime Bancorp, Inc...........................................   1,800      30,600
 Donaldson, Lufkin & Jenrette, Inc............................   1,500      78,937
 Enserch Corp.................................................   1,000      21,375
 *Enserch Exploration, Inc....................................   3,600      39,150
 Equitable Companies, Inc.....................................   5,500     173,250
 Equitable of Iowa Companies..................................     600      33,225
 *Federated Department Stores, Inc............................   6,300     233,100
 Fina, Inc. Class A...........................................     700      46,156
 Financial Security Assurance Holdings, Ltd...................     900      32,512
 Finova Group, Inc............................................     700      52,150
 First Hawaiian, Inc..........................................   1,200      42,525
 Florida East Coast Industries, Inc...........................     300      32,475
 Ford Motor Co................................................  37,700   1,413,750
 Fremont General Corp.........................................   1,000      35,125
 GATX Corp....................................................     600      34,050
 General Motors Corp..........................................  23,600   1,351,100
 General Motors Corp. Class H.................................   3,700     203,962
 Georgia-Pacific Corp.........................................   3,300     291,225
 Golden West Financial Corp...................................   1,400      94,850
 Great Atlantic & Pacific Tea Co., Inc........................   1,100      30,387
 Great Western Financial Corp.................................   3,900     189,150
 Greenpoint Financial Corp....................................   1,500      90,750
 *HFS, Inc....................................................     577      31,086
 *Halter Marine Group, Inc....................................     730      17,155
 Heilig-Meyers Co.............................................   2,000      33,000
 Helmerich & Payne, Inc.......................................     700      39,287
 Hollinger International, Inc. Class A........................   2,000      22,250
 IVAX Corp....................................................     300       3,225
 Inland Steel Industries, Inc.................................   1,200      29,550
 *Integrated Device Technology, Inc...........................   2,100      29,531
 Integrated Health Services, Inc..............................   1,000      36,000
 International Paper Co.......................................   9,200     441,600
 *International Speciality Products, Inc......................   2,500      34,062
 James River Corp. of Virginia................................   2,400      84,300
 *K Mart Corp.................................................  15,500     217,000
 *Kaiser Aluminum Corp........................................   2,700      31,050
 LTV Corp.....................................................   2,900      40,600
 Lafarge Corp.................................................   5,900     146,025
 Lehman Brothers Holdings, Inc................................   3,700     149,387
 Lennar Corp..................................................     500      13,125
 Liberty Corp.................................................   1,000      39,750

VA LARGE VALUE PORTFOLIO


CONTINUED


                                                        SHARES     VALUE+
                                                        ------   --------

 Liberty Financial Companies, Inc..................        800   $ 35,900
 Lincoln National Corp.............................      3,700    225,238
 Loews Corp........................................      4,100    398,725
 Longs Drug Stores Corp............................        200      4,750
 Longview Fibre Co.................................      1,400     23,625
 Louisiana-Pacific Corp............................      4,000     78,000
 MBIA, Inc.........................................        900     96,638
 Mead Corp.........................................      1,400     89,250
 Media General, Inc. Class A.......................        600     18,338
 Mercantile Stores Co., Inc........................      1,000     53,750
 Mitchell Energy & Development Corp. Class A.......      1,200     26,550
 Mitchell Energy & Development Corp. Class B.......        900     20,138
 Morgan (J.P.) & Co., Inc..........................      3,400    365,500
 *Navistar International Corp......................      2,200     36,575
 *Nextel Communications Corp. Class A..............      5,600     82,250
 Norfolk Southern Corp.............................      3,700    359,363
 *Novell, Inc......................................      2,800     22,094
 Occidental Petroleum Corp.........................     10,100    234,825
 *Officemax, Inc...................................      3,400     47,175
 Ogden Corp........................................      1,400     27,300
 Ohio Casualty Corp................................      1,000     41,250
 Old Republic International Corp...................      2,400     72,300
 Overseas Shipholding Group, Inc...................        500      9,438
 Pacific Century Financial Corp....................        600     27,600
 *Pacificare Health Systems, Inc. Class B..........         52      4,118
 Paine Webber Group, Inc...........................      1,300     46,150
 Paul Revere Corp..................................      1,000     42,750
 Phelps Dodge Corp.................................      1,700    142,163
 Potlatch Corp.....................................        700     30,013
 *Pulte Corp.......................................        700     22,138
 RJR Nabisco Holdings Corp.........................      8,540    276,483
 Rayonier, Inc.....................................        700     30,013
 Reliastar Financial Corp..........................        200     12,825
 Reynolds Metals Co................................      2,600    176,475
 *Russell Corp.....................................        200      6,125
 Ryder System, Inc.................................      2,500     82,813
 Safeco Corp.......................................      3,500    152,031
 Saint Paul Companies, Inc.........................      2,200    157,575
 Salomon, Inc......................................      3,900    209,138
 Sensormatic Electronics Corp......................      2,100     32,813
 Signet Banking Corp...............................      1,000     32,875
 *Silicon Graphics, Inc............................      1,100     20,763
 *Smiths Food & Drug Centers, Inc. Class B.........         49      2,315
 Southern New England Telecommunications Corp......        300     11,700
 *Spiegel, Inc. Class A Non-Voting.................        200      1,313
 *Springs Industries, Inc. Class A.................        300     15,188
 *St. Joe Corp.....................................      1,000     82,250
 Stone Container Corp..............................      3,700     50,875
 Sun Co., Inc......................................      1,100     32,863
 TIG Holdings, Inc.................................        900     24,300
 *Tandem Computers, Inc............................      3,700     52,725
 Tecumseh Products Co. Class A.....................        200     11,275
 Telephone & Data Systems, Inc.....................      1,400     54,338
 Temple-Inland, Inc................................      1,400     84,700

                                                        SHARES     VALUE+
                                                        ------   --------

 Tenneco, Inc......................................      5,400   $241,650
 *Teradyne, Inc....................................      1,600     65,600
 Terra Industries, Inc.............................      3,000     37,875
 Timken Co.........................................        800     54,900
 Transamerica Corp.................................      2,400    218,100
 Trinity Industries, Inc...........................      2,100     63,000
 Tyson Foods, Inc. Class A.........................      3,700     75,619
 UMB Financial Corp................................        315     12,698
 USF&G Corp........................................      3,600     77,400
 USLIFE Corp.......................................        650     31,688
 USX-Marathon Group, Inc...........................      7,100    211,225
 USX-US Steel Group................................      2,400     77,400
 Union Camp Corp...................................      2,000    105,000
 Union Pacific Corp................................      3,400    230,350
 Unionbancal Corp..................................      1,800    119,250
 *Unisys Corp......................................      2,500     17,188
 *United States Cellular Corp......................      1,400     38,500
 Unitrin, Inc......................................      1,000     54,688
 Valero Energy Corp................................      1,200     42,900
 Valhi, Inc........................................      1,200      9,900
 *Value Health, Inc................................      1,300     26,325
 *Viacom, Inc. Class A.............................      1,000     30,125
 *Viacom, Inc. Class B.............................      9,300    276,094
 *Vishay Intertechnology, Inc......................      1,680     49,350
 *Waban, Inc.......................................        900     27,338
 *Weis Markets, Inc................................      1,700     49,938




 Wellman, Inc......................................      1,000     17,875
 Wesco Financial Corp..............................        100     26,550
 Westinghouse Electric Corp........................        500     10,125
 Westvaco Corp.....................................      2,900     90,625
 Weyerhaeuser Co...................................      6,100    304,238
 *Wheelabrator Technologies, Inc...................      4,600     59,225
 Whirlpool Corp....................................        300     14,963
 Zurich Reinsurance Centre Holdings, Inc...........        800     31,100
                                                               ----------
TOTAL COMMON STOCKS
  (Cost $16,232,734)...............................            19,307,726
                                                               ----------
PREFERRED STOCKS -- (0.0%)
 *Pacificare Health Systems, Inc. 5% Cumulative,
   Convertible, Redeemable Class A
   (Cost $1,270)...................................               161,196
                                                               ----------

TOTAL -- UNITED STATES
(Cost $16,234,004).................................            19,308,922
                                                               ----------
FRANCE -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
*French Francs
 (Cost $1,918).....................................                 1,723
                                                               ----------
GERMANY -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
*German Marks
 (Cost $953).......................................                   852
                                                               ----------
SWITZERLAND -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
*Swiss Francs
 (Cost $622).......................................                   635
                                                               ----------

VA LARGE VALUE PORTFOLIO



CONTINUED



                                                                      VALUE+
                                                                   -----------
SPAIN -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 *Spanish Peseta
  (Cost $132).........................................             $       115
                                                                   -----------
UNITED KINGDOM -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 *British Pound Sterling
   (Cost $10).........................................                      11
                                                                   -----------
                                                          FACE
                                                         AMOUNT
                                                        --------
                                                         (000)
TEMPORARY CASH INVESTMENTS -- (2.3%)
 Repurchase Agreement, PNC Capital Markets Inc. 5.25%,
  06/02/97 (Collateralized by U.S. Treasury Notes
  6.00%, 08/15/99)
  (Cost $456,000).....................................  $    456       456,000
                                                                   -----------
TOTAL INVESTMENTS -- (99.3%)
  (Cost $16,693,639)++................................              19,768,258
                                                                   -----------
OTHER ASSETS AND LIABILITIES -- (0.7%)
 Other Assets.........................................                 188,645
 Payable for Investment Securities Purchased..........                 (30,823)
 Other Liabilities....................................                 (11,843)
                                                                   -----------
                                                                       145,979
                                                                   -----------
NET ASSETS -- (100.0%) Applicable to 1,391,211
  Outstanding $.01 Par Value Shares (100,000,000
  Shares Authorized)..................................             $19,914,237
                                                                   ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE...............................................             $     14.31
                                                                   ===========

---------------------
+See Note B to Financial Statements.
*Non-Income Producing Securities
++Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                       VA INTERNATIONAL VALUE PORTFOLIO


                            STATEMENT OF NET ASSETS


                                 MAY 31, 1997
                                  (UNAUDITED)


                                                        SHARES    VALUE+
                                                        ------  --------
JAPAN -- (33.8%)
COMMON STOCKS -- (32.3%)
 Aichi Steel Works, Ltd...........................       4,000  $ 16,357
 Aisin Seiki Co., Ltd.............................       2,000    30,928
 Amada Co., Ltd...................................       3,000    25,387
 *Aoki Corp.......................................       6,000     7,216
 Aoyama Trading Co., Ltd..........................       1,100    34,588
 #Asahi Breweries, Ltd............................       4,000    54,639
 Ashikaga Bank, Ltd...............................       3,000     9,923
 Atsugi Nylon Industrial Co., Ltd.................       5,000    16,710
 Calpis Food Industry Co., Ltd....................       2,000    12,010
 #Casio Computer Co., Ltd.........................       3,000    23,608
 Chiba Bank, Ltd..................................      10,000    51,976
 Chichibu Onoda Cement Corp.......................       8,000    32,028
 *Chiyoda Fire and Marine Insurance Co., Ltd......       5,000    20,189
 Chugoku Bank, Ltd................................       2,000    30,412
 #Chuo Trust and Banking Co., Ltd.................       2,000    11,443
 Citizen Watch Co., Ltd...........................       3,000    22,758
 Dai Tokyo Fire & Marine Insurance Co., Ltd.......       4,000    22,337
 Daicel Chemical Industries, Ltd..................       4,000    15,361
 Daido Steel Co., Ltd.............................       5,000    15,893
 #Daikyo, Inc.....................................       3,000    10,670
 Daito Trust Construction Co., Ltd................       2,916    32,317
 #Daiwa Bank, Ltd.................................      15,000    58,892
 Daiwa House Industry Co., Ltd....................       7,000    82,388
 Daiwa Securities Co., Ltd........................      19,000   139,888
 Ezaki Glico Co., Ltd.............................       2,200    18,333
 Fuji Photo Film Co., Ltd.........................       5,000   193,729
 Fujisawa Pharmaceutical Co., Ltd.................       2,000    18,900
 Fujita Corp......................................       9,000    16,005
 Fujitsu, Ltd.....................................      15,000   182,990
 Fukuoka City Bank, Ltd...........................       4,712    19,836
 Gunze, Ltd.......................................       4,000    18,213
 *Hanwa Co., Ltd..................................       5,000    12,672
 *Haseko Corp.....................................       8,000    12,852
 Higo Bank, Ltd...................................       3,000    18,557
 Hiroshima Bank, Ltd..............................       2,000     8,935
 Hitachi Koki Co., Ltd............................       2,000    14,296
 Hitachi Maxell, Ltd..............................       1,000    23,196
 Hitachi Transport System, Ltd....................       2,000    17,354
 Hitachi, Ltd.....................................      47,000   500,687
 #Hokkaido Bank, Ltd..............................       7,000     8,660
 #Hokkaido Takus Bank.............................      16,000    20,481
 Hokuriku Bank, Ltd...............................       7,000    23,634
 #Hyakujishi Bank, Ltd............................       3,000    18,402
 Inax Corp........................................       2,000    13,935
 Kajima Corp......................................      13,000    72,706
 Kamagai Gumi Co., Ltd............................       6,000     9,794
 Kamigumi Co., Ltd................................       4,000    23,883
 *Kandenko Co., Ltd...............................       3,000    23,711
 Katokichi Co., Ltd...............................       1,000    18,471
 Keiyo Bank, Ltd..................................       5,000    20,490
 Kinden Corp......................................       2,000    26,632
 Kiyo Bank, Ltd...................................       5,000    15,077
 #Kokusai Denshin Denwa Co., Ltd..................         900    57,990


                                                        SHARES    VALUE+
                                                        ------  --------


 Kokusai Securities Co., Ltd......................       2,000  $ 16,753
 Komatsu, Ltd.....................................       9,000    68,041
 Kureha Chemical Industry Co., Ltd................       4,000    17,320
 Kyudenko Corp....................................       2,000    16,392
 #Long Term Credit Bank of Japan, Ltd.............      35,000   114,261
 Maeda Corp.......................................       2,000    11,082
 Makita Corp......................................       2,000    29,381
 Marubeni Corp....................................      22,000    93,557
 Maruetsu, Inc....................................       3,000    14,433
 #Matsushita Electric Industrial Co., Ltd.........      31,000   583,247
 Matsushita Electric Works, Ltd...................       4,000    44,330
 *Mazda Motor Corp................................      11,000    32,981
 Michimen Corp....................................       6,000    20,825
 Mitsubishi Gas Chemical Co., Inc.................       5,000    18,514
 Mitsubishi Oil Co., Ltd..........................       4,000    19,931
 Mitsui Fudosan Co., Ltd..........................       4,000    50,515
 Mitsui Trust & Banking Co., Ltd..................      16,000   120,412
 Mizuno Corp......................................       2,000    12,509
 Nagase & Co., Ltd................................       2,000    13,557
 Nanto Bank, Ltd..................................       3,000    18,918
 Nihon Cement Co., Ltd............................       3,000    14,742






  Nikko Securities Co., Ltd...............  20,000  118,900
  #Nippon Credit Bank, Ltd................  20,000   42,096
  Nippon Meat Packers, Inc., Osaka........   2,000   24,399
  Nippon Oil Co., Ltd.....................  17,000   86,168
  Nippon Sheet Glass Co., Ltd.............   4,000   14,811
  Nippon Shinpan Co., Ltd.................   6,000   20,722
  Nisshin Steel Co., Ltd..................  12,000   29,897
  Nisshinbo Industries, Inc...............   3,000   25,541
  Nittetsu Mining Co., Ltd................   2,000   14,656
  *Nitto Boseki Co., Ltd..................   7,000   23,153
  #Noritz Corp............................   1,000   11,340
  Pioneer Electronic......................   2,000   49,485
  #San In Godo Bank, Ltd..................   3,000   22,345
  Sankyo Aluminum Industry Co., Ltd.......   3,000   10,438
  #Sanyo Electric.........................  27,000  113,892
  *Seino Transportation Co., Ltd..........   2,000   21,649
  Seksui House............................  10,000   97,938
  #Shiga Bank, Ltd........................   4,000   19,278
  Shinmaywa Industries, Ltd...............   2,000   14,124
  Shionogi & Co., Ltd.....................   3,000   22,294
  Shiseido Co., Ltd.......................   4,000   58,419
  Sumitomo Corp...........................  15,000  132,732
  Sumitomo Realty & Development Co., Ltd..   7,000   55,026
  #Taisei Corp............................  14,000   60,017
  Teijin, Ltd.............................   4,000   16,873
  Toda Corp...............................   4,000   25,773
  #Tokyo Sowa Bank........................   4,000   14,261
  Tokyo Steel Manufacturing Co., Ltd......   1,500   18,557
  Tokyo Style Co., Ltd....................   1,000   13,832
  Tokyo Tatemono Co., Ltd.................   4,000   21,065
  Toyo Engineering Corp...................   3,000   13,402
  Toyo Seikan Kaisha, Ltd.................   2,100   40,052
  #Toyo Trust & Banking Co., Ltd..........  11,000   78,153

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

                                                             SHARES            VALUE+
                                                             -------         ----------
  Toyota Tsusho Corp.................................          4,000         $   23,333
  Victor Co. of Japan, Ltd...........................          2,000             22,337
  Yakult Honsha Co., Ltd.............................          2,000             21,649
  Yamaguchi Bank.....................................          2,000             28,866
  Yamaichi Securities Co., Ltd.......................         12,000             34,021
  Yamato Kogyo Co., Ltd..............................          2,000             19,759
  #Yasuda Trust & Banking Co., Ltd...................         13,000             39,089
  Yokogawa Electric Corp.............................          3,000             24,871
                                                              ------         ----------
TOTAL COMMON STOCKS
  (Cost $5,413,615)..................................                         5,085,253
                                                                             ----------
INVESTMENT IN CURRENCY -- (1.5%)
  *Japanese Yen
    (Cost $243,895)..................................                           243,685
                                                                             ----------
TOTAL -- JAPAN
  (Cost $5,657,510)..................................                         5,328,938
                                                                             ----------
UNITED KINGDOM -- (20.9%)
COMMON STOCKS -- (19.9%)
  ASDA Group P.L.C...................................         18,900             36,937
  Abbey National P.L.C...............................          4,000             57,479
  Allied Domecq P.L.C................................          8,000             58,099
  Anglian Water P.L.C................................          2,100             23,425
  Arjo Wiggins Appleton P.L.C........................          5,400             14,717
  Associated British Foods P.L.C.....................          7,000             64,831
  BAA P.L.C..........................................          8,073             70,158
  BG P.L.C...........................................         39,000            130,160
  Barclays P.L.C.....................................          4,500             87,063
  Bass P.L.C.........................................          8,800            113,888
  British Land Co. P.L.C.............................          3,500             34,186
  British Steel P.L.C................................         16,300             40,568
  British Telecommunications P.L.C...................         42,000            303,307
  Burton Group P.L.C.................................         18,700             40,971
  *Capital Shopping Centres P.L.C....................          4,000             26,504
  *Centrica P.L.C....................................         30,000             31,334
  Commercial Union P.L.C.............................          6,174             69,020
  General Accident P.L.C.............................          4,500             66,427
  Great Universal Stores P.L.C.......................         10,100            106,646
  *Greenalls Group P.L.C.............................          3,000             23,036
  Guardian Royal Exchange P.L.C......................          7,361             33,577
  Guinness P.L.C.....................................         15,000            139,046
  Hyder P.L.C........................................          1,614             21,349
  Imperial Chemical Industries P.L.C.................          6,300             83,538
  LaPorte P.L.C......................................          2,000             21,445
  Ladbroke Group P.L.C...............................         12,787             47,997
  Lasmo P.L.C........................................          8,700             34,786
  Lonrho P.L.C.......................................          6,237             13,792
  National Power P.L.C...............................          6,000             54,003
  National Westminster Bank P.L.C....................         16,729            202,988
  Pilkington P.L.C...................................          7,916             16,213
  Powergen P.L.C.....................................          6,000             68,299
  RMC Group P.L.C....................................          2,000             29,702
  Redland P.L.C......................................          4,110             21,967
  Royal & Sun Alliance Insurance Group, Inc. P.L.C...         10,103             75,763
  Safeway P.L.C......................................         10,000             58,670
  Sainsbury (J.) P.L.C...............................         16,090             91,775
  Scottish & Newcastle P.L.C.........................          6,000             68,544
  Sears P.L.C........................................         12,100             15,205
  Severn Trent P.L.C.................................          3,045             38,662
  Shell Transport & Trading Co., P.L.C...............          7,500            147,370
  *Slough Estates P.L.C..............................          4,000             20,563
  *Tarmac P.L.C......................................         10,000             20,726
  Tate & Lyle P.L.C..................................          4,000             29,409
  Tesco P.L.C........................................         14,266             87,424
  Thames Water P.L.C.................................          2,840             31,819
  Unilever P.L.C.....................................          5,300            141,551
  United Utilities P.L.C.............................          4,419             50,447
  Whitbread P.L.C....................................          4,200             54,321
  Yorkshire Water P.L.C..............................          3,016             18,483

TOTAL COMMON STOCKS
(Cost $2,619,429)....................................                          3,138,10
                                                                              ---------
INVESTMENT IN CURRENCY -- (1.0%)
   *British Pound Sterling
    (Cost $156,365)..................................                           155,602
                                                                              ---------
TOTAL -- UNITED KINGDOM
    (Cost $2,775,794)................................                         3,293,792






                                                            SHARES          VALUE+
                                                            -------       ----------

GERMANY -- (9.5%)
COMMON STOCKS -- (8.9%)
  #BASF AG..........................................         4,000           147,455
  #BHF Bank AG......................................         1,000            27,794
  Bankgesellschaft Berlin AG........................         2,700            61,852
  #Bayerische Hypotheken und Wechselbank AG.........         3,300           104,754
  Bayerische Vereinsbank AG.........................         3,520           144,796
  Berliner Kraft & Licht Bewag AG...................         1,000            23,405
  *#Commerzbank AG..................................         2,000            58,748
  #Deutsche Bank AG.................................         6,500           360,181
  #Deutsche Lufthansa AG............................         4,100            65,279
  Deutsche Pfandbrief und Hypothekenbank AG, Depfa..           500            29,403
  #Dresdner Bank AG, Frankfurt......................         2,900           101,475
  Man AG, Muechen...................................           100            28,613
  Siemens AG........................................         1,700            95,823
  Vereins & Westbank AG.............................           112            24,248
  #Volkswagen AG....................................           200           129,198
                                                                           ---------
TOTAL COMMON STOCKS
  (Cost $1,172,561).................................                       1,403,024
                                                                           ---------
INVESTMENT IN CURRENCY -- (0.6%)
  *German Marks
    (Cost $88,663)..................................                          88,518
                                                                           ---------
TOTAL -- GERMANY
  (Cost $1,261,224).................................                       1,491,542
                                                                           ---------
FRANCE -- (7.5%)
COMMON STOCKS -- (6.9%)
  AGF (Assurances Generales de France SA)...........         2,000            60,811
  Banque Nationale de Paris.........................         3,100           127,287
  Compagnie de Suez SA..............................         1,124            56,901
  Elf Aquitaine.....................................         1,609           160,844
  Eridania Beghin-Say SA............................           200            27,997
  *Euro Disney SCA..................................        11,400            17,874
  Financiere de Paribas SA Series A.................         1,846           117,694
  #Groupe Danone....................................           500            75,277
  LaFarge Coppee SA.................................           708            45,262
  Peugeot SA........................................           400            39,570
  #Rhone-Poulenc SA Series A........................         1,125            36,447
  Saint Louis (SLB).................................           100            23,060
  Saint-Gobain......................................           607            83,394
  #Societe Generale Paris...........................           710            77,741

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                            SHARES     VALUE+
                                                            ------   ----------
    *Thomson-CSF ........................................      900   $   25,650
    UAP SA ..............................................    4,830      117,403
                                                                     ----------
TOTAL COMMON STOCKS
  (Cost $1,038,972) .....................................             1,093,212
                                                                     ----------
INVESTMENT IN CURRENCY -- (0.6%)
    *French Francs
      (Cost $88,683) ....................................                88,137
                                                                     ----------
TOTAL -- FRANCE
  (Cost $1,127,655) .....................................             1,181,349
                                                                     ----------
SWITZERLAND -- (6.3%)
COMMON STOCKS -- (6.2%)
    Baloise Holding, Basel ..............................       25       54,966
    Banque Cantonale Vaudois ............................      110       27,762
    #Credit Suisse Holding, Zuerich (Namen) .............      800      100,530
    Julius Baer Holding AG, Zuerich .....................       20       27,501
    *Oerlikon-Buehrle Holding AG, Zuerich ...............      500       57,971
    Pargesa Holding SA, Geneve ..........................       50       63,627
    SBG (Schweizerische Bankgesellschaft) ...............      390      427,911
    SBV (Schweizerischer Bankverein) (Namen) ............      300       72,428
    SIG (Schweizerische Industrie Gesellschaft Holding
      AG), Neuhausen am Rheinfall .......................       10       30,046
    Schindler Holding AG, Hergiswil .....................       25       32,167
    Sulzer AG, Winterthur ...............................       50       39,378
    *Swissair Schweizerische Luftverkehr AG, Zuerich ....       50       50,972
                                                                     ----------
TOTAL COMMON STOCKS
  (Cost $805,867) .......................................               985,259
                                                                     ----------
INVESTMENT IN CURRENCY -- (0.1%)
    *Swiss Francs
      (Cost $9,188) .....................................                 9,426
                                                                     ----------
TOTAL -- SWITZERLAND
  (Cost $815,055) .......................................               994,685
                                                                     ----------
NETHERLANDS -- (4.6%)
COMMON STOCKS -- (4.6%)
    ABN Amro Holding NV .................................    5,412      100,170
    DSM NV ..............................................      515       51,151
    Fortis Amev NV ......................................    2,321       95,478
    Heineken Holding NV Series A ........................      500       73,305
    Ing Groep NV ........................................    2,958      130,935
    KLM (Koninklijke Luchtvaart Mij NV) .................    1,828       52,896
    Koninklijke Hoogovens NV ............................      724       36,162
    Koninklijke KNP BT ..................................    1,500       30,970
    Philips Electronics NV ..............................    2,800      153,431
                                                                     ----------
TOTAL COMMON STOCKS
  (Cost $523,886) .......................................               724,498
                                                                     ----------
INVESTMENT IN CURRENCY -- (0.0%)
    *Netherlands Guilder
      (Cost $1,054) .....................................                 1,061
                                                                     ----------
RIGHTS/WARRANTS -- (0.0%)
    *ABN Amro Holding NV Rights .........................    1,353            0
    *Ing Groep NV Rights 06/06/97 .......................       10            7
                                                                     ----------
TOTAL RIGHTS/WARRANTS
  (Cost $0) .............................................                     7
                                                                     ----------
TOTAL -- NETHERLANDS
  (Cost $524,940) .......................................               725,566
                                                                     ----------
HONG KONG -- (3.8%)
COMMON STOCKS -- (3.8%)
    Amoy Properties, Ltd. ...............................   40,000       45,443
    Chinese Estates Holdings, Ltd. ......................   24,645       24,976
    *Evergo China Holdings, Ltd. ........................    3,838          550
    #Great Eagle Holdings, Ltd. .........................    7,177       25,387
    Hang Lung Development Co., Ltd. .....................   12,000       23,005
    #Hongkong & Shanghai Hotels, Ltd. ...................   18,416       28,530
    #Hopewell Holdings, Ltd. ............................   70,000       39,085
    Hysan Development Co., Ltd. .........................   17,000       56,732
    #Paliburg Holdings, Ltd. ............................   36,000       47,173
    #Sino Land Co., Ltd. ................................   46,000       53,744
    Wharf Holdings, Ltd. ................................   38,000      170,230
    Wheelock and Co., Ltd. ..............................   34,000       83,178
                                                                     ----------
TOTAL COMMON STOCKS
  (Cost $482,156) .......................................               598,033
                                                                     ----------
INVESTMENT IN CURRENCY -- (0.0%)
    *Hong Kong Dollars
      (Cost $3,929) .....................................                 3,928
                                                                     ----------
RIGHTS/WARRANTS -- (0.0%)
    *Hong Kong & Shanghai Hotels, Ltd. Warrants 12/10/98
      (Cost $0) .........................................    1,416          278
                                                                     ----------
TOTAL -- HONG KONG
  (Cost $486,085) .......................................               602,239
                                                                     ----------
AUSTRALIA -- (3.2%)
COMMON STOCKS -- (3.0%)
    *Amcor, Ltd. ........................................    4,441       29,465
    Australia & New Zealand Banking Group, Ltd. .........    6,048       41,464
    Boral, Ltd. .........................................    8,148       26,035
    *CRA, Ltd. ..........................................    3,212       52,740
    #CSR, Ltd. ..........................................    8,813       32,394
    #Commonwealth Bank of Australia .....................    6,520       70,182
    MIM Holdings ........................................   11,464       17,135
    #National Australia Bank, Ltd. ......................    5,695       81,562
    News Corp., Ltd. ....................................   11,719       52,102
    #Westpac Banking Corp. ..............................   11,200       60,898
                                                                     ----------
TOTAL COMMON STOCKS
  (Cost $399,721) .......................................               463,977
                                                                     ----------
INVESTMENT IN CURRENCY -- (0.2%)
    *Australian Dollar
      (Cost $29,111) ....................................                28,965
                                                                     ----------
TOTAL -- AUSTRALIA
  (Cost $428,832) .......................................               492,942
                                                                     ----------
ITALY -- (3.1%)
COMMON STOCKS -- (3.1%)
    Banca Commerciale Italiana SpA ......................   26,000       51,189
    *Banca di Roma ......................................   60,000       42,718
    Credito Italiano ....................................   20,000       29,754

VA INTERNATIONAL VALUE PORTFOLIO



CONTINUED



                                                        SHARES      VALUE+
                                                        -------   --------

  #Fiat SpA...........................................   66,000   $216,441
  Ifil Finanziaria Partecipazioni SpA, Torino.........    8,000     23,567
  *Ing Olivetti & C SpA, Ivrea........................   25,000      7,276
  #Istituto Bancario San Paolo Torino SpA.............   14,500     91,208
  Italcementi Fabbriche Riunite Cemento SpA, Bergamo..    5,000     29,090
                                                        -------   --------
TOTAL COMMON STOCKS
  (Cost $497,991).....................................             491,243
                                                                  --------
INVESTMENT IN CURRENCY -- (0.0%)
  *Italian Lira
    (Cost $53)........................................                  53
                                                                  --------
TOTAL -- ITALY
  (Cost $498,044).....................................             491,296
                                                                  --------
SWEDEN -- (2.6%)
COMMON STOCKS -- (2.6%)
  Avesta Sheffield AB.................................    2,000     21,828
  *Diligentia AB......................................      560      6,401
  Mo Och Domsjoe AB Series B..........................      800     24,798
  Naeckebro AB........................................      110      1,463
  Skandinaviska Enskilda Banken Series A..............    5,600     57,862
  Stora Kopparbergs Bergslags AB Series A.............    2,900     42,887
  Svenska Cellulosa AB Series B.......................    1,300     27,285
  #Svenska Handelsbanken Series A.....................    2,400     64,165
  Swedish Match AB (Frueher Svenska Taendsticks AB)...      900      2,929
  Volvo AB Series A...................................    2,400     66,645
  Volvo AB Series B...................................    3,200     88,654
                                                        -------   --------
TOTAL COMMON STOCKS
  (Cost $317,118).....................................             404,917
                                                                  --------
INVESTMENT IN CURRENCY -- (0.0%)
  *Swedish Krona
    (Cost $5,642).....................................               5,675
                                                                  --------
RIGHTS/WARRANTS -- (0.0%)
  *Volvo AB Series A Rights 06/11/97
    (Cost $0).........................................    5,600      1,497
                                                        -------   --------
TOTAL -- SWEDEN
  (Cost $322,760).....................................             412,089
                                                                  --------
SPAIN -- (2.6%)
COMMON STOCKS -- (2.6%)
  Banco Central Hispanoamericano SA...................    2,600     83,880
  #FESCA (Fuerzas Electricas de Cataluna SA) Series
    A.................................................    3,920     34,158
  #Iberdrola SA.......................................   17,400    211,182
  #Sevillana de Electricidad SA.......................    3,843     36,809
  #Union Electrica Fenosa SA..........................    4,000     35,408
                                                        -------   --------
TOTAL COMMON STOCKS
  (Cost $317,275).....................................             401,437
                                                                  --------

                                                        SHARES      VALUE+
                                                        -------   --------


INVESTMENT IN CURRENCY -- (0.0%)
  *Spanish Peseta
    (Cost $1,308).....................................            $  1,242
                                                                  --------
TOTAL -- SPAIN
  (Cost $318,583).....................................             402,679
                                                                  --------
MALAYSIA -- (2.4%)
COMMON STOCKS -- (2.3%)
  Berjaya Group Berhad................................   15,000     19,841
  Berjaya Leisure Berhad..............................   11,000     29,582
  Golden Hope Plantations Berhad......................   15,000     25,578
  Kuala Lumpur Kepong Berhad..........................   10,000     25,896
  Malaysian Airlines System...........................   13,000     30,040
  Malaysian Industrial Development Finance Berhad.....   11,000     15,952
  Renong Berhad.......................................   17,000     24,382
  Tan Chong Motor Holdings Berhad.....................   10,000     18,645
  Tenaga Nasional Berhad..............................   36,000    164,940
                                                        -------   --------

TOTAL COMMON STOCKS
(Cost $383,700).......................................             354,856
                                                                  --------



INVESTMENT IN CURRENCY -- (0.1%)
*Malaysian Ringetts
    (Cost $24,003)....................................              24,012
                                                                   -------
TOTAL -- MALAYSIA
  (Cost $407,703).....................................             378,868
                                                                   -------
BELGIUM -- (1.8%)
COMMON STOCKS -- (1.4%)
  Banque Bruxelles Lambert............................        100   26,971
  Bekaert SA..........................................        100   59,132
  CMB (Cie Martime Belge).............................        300   20,590
  Cofinimmo SA........................................        200   21,384
  Electrafina SA......................................        200   20,193
  #Generale de Belgique SA............................        500   46,086
  #Groupe Bruxelles Lambert SA, Bruxelles.............        200   31,878
                                                           ------   ------
TOTAL COMMON STOCKS
  (Cost $207,810).....................................             226,234
                                                                   -------
INVESTMENT IN CURRENCY -- (0.4%)
  *Belgian Francs
    (Cost $60,344)....................................              59,994
                                                                    ------
TOTAL -- BELGIUM
  (Cost $268,154).....................................             286,228
                                                                   -------
SINGAPORE -- (1.1%)
COMMON STOCKS -- (1.1%)
  Neptune Orient Lines, Ltd...........................     23,000   20,770
  Singapore Land, Ltd.................................      9,000   45,992
  #Straits Steamship Land, Ltd........................     17,000   50,697
  United Industrial Corp., Ltd........................     43,000   34,918
  United Overseas Land, Ltd...........................     12,000   18,817
                                                           ------   ------

TOTAL COMMON STOCKS
  (Cost $184,649).....................................             171,194
                                                                   -------
INVESTMENT IN CURRENCY -- (0.0%)
*Singapore Dollars
  (Cost $89)..........................................                  88
                                                                   -------
TOTAL -- SINGAPORE
  (Cost $184,738).....................................             171,282
                                                                   -------

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED



                                                              FACE
                                                             AMOUNT      VALUE+
                                                         ------------  ---------
                                                             (000)

TEMPORARY CASH INVESTMENTS -- (4.3%)
Repurchase Agreement, PNC Capital Markets Inc. 5.25%,
  06/02/97 (Collateralized by U.S. Treasury Notes
  6.00%, 08/15/99)....................................  $      679  $   679,000
                                                                     ----------
TOTAL INVESTMENTS -- (107.5%)
 (Cost $15,756,077)++.................................               16,932,495
                                                                     ----------
OTHER ASSETS AND LIABILITIES -- (-7.5%)
 Other Assets.........................................                  187,336
 Payable for Investment Securities Purchased..........               (1,357,000)
 Other Liabilities....................................                   (8,565)
                                                                     ----------
                                                                     (1,178,229)
                                                                     ----------
NET ASSETS -- (100.0%) Applicable to 1,356,804
 Outstanding $.01 Par Value Shares
 (100,000,000 Shares Authorized)......................              $15,754,266
                                                                     ----------
                                                                     ----------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE................................................              $     11.61
                                                                     ----------
                                                                     ----------
- --------------------
+See Note B to Financial Statements.
*Non-Income Producing Securities
#Securities on Loan
++Approximates cost for federal income tax purposes.


       See accompanying Notes to Financial Statements.

                       VA INTERNATIONAL SMALL PORTFOLIO

                            STATEMENT OF NET ASSETS

                                 MAY 31, 1997
                                  (UNAUDITED)

                                                                   SHARES              VALUE+
                                                                ------------     ------------
JAPAN -- (31.1%)
COMMON STOCKS -- (31.1%)
 Achilles Corp................................................         6,000          $16,753
 Aica Kogyo Co., Ltd..........................................         3,000           15,979
 Aichi Tokei Denki Co., Ltd...................................         3,000           12,139
 Aida Engineering, Ltd........................................         3,000           21,443
 *Akai Electric Co., Ltd......................................         9,000           29,845
 Amada Metrecs Co., Ltd.......................................         3,000           30,155
 #Arai-Gumi, Ltd..............................................         1,200            7,711
 Asahi Kogyosha Co., Ltd......................................         3,000           12,500
 Asahi Organic Chemicals Industry Co., Ltd....................         3,000           15,593
 Ashimori Industry Co., Ltd...................................         3,000           10,825
 *Asics Corp..................................................         7,000           14,433
 *#Bank of Osaka, Ltd.........................................         9,000           17,397
 #CKD Corp....................................................         2,000           13,488
 CMK Corp.....................................................         2,000           25,430
 *Central Finance Co., Ltd....................................         4,000            9,210
 *Central Glass Co., Ltd......................................         7,000           20,387
 #Chiba Kogyo Bank, Ltd.......................................           800           22,612
 *#Chori Co., Ltd.............................................         5,000           15,936
 Chukyo Sogo Bank, Ltd........................................         5,000           20,060
 #Daido Hoxan, Inc............................................         4,000           14,433
 *Daiei OMC, Inc..............................................         9,000           22,577
 Daisan Bank, Ltd.............................................         4,000           19,588
 *Daiwa Danchi Co., Ltd.......................................         5,000           19,802
 *Daiwabo Co., Ltd............................................         8,000           24,811
 Ehime Bank, Ltd..............................................         5,000           25,301
 France Bed Co., Ltd..........................................         4,000           21,409
 *Fuji Kosan Co., Ltd.........................................         6,000           13,454
 Fuji Kyuko Co., Ltd..........................................         5,000           22,337
 Fuji Oil Co., Ltd............................................         3,000           20,103
 Fuji Spinning Co., Ltd., Tokyo...............................         4,000           14,605
 #Fujiko Co., Ltd.............................................         4,000            8,488
 *Fujitsu General, Ltd........................................         4,000           26,117
 *Furukawa Battery Co., Ltd...................................         3,000           12,500
 Gakken Co., Ltd..............................................         3,000           15,077
 *Godo Steel, Ltd.............................................         6,000           21,495
 *Hitachi Seiki Co., Ltd......................................         4,000           11,581
 Hokkaido Gas Co., Ltd........................................         4,000           11,856
 Hokuriku Electric Industry Co., Ltd..........................         4,000           16,048
 Howa Machinery, Ltd..........................................         5,000           13,144
 Ichikoh Industries, Ltd......................................         4,000           14,605
 Iwasaki Electric Co., Ltd....................................         4,000           15,189
 Iwatsu Electric Co., Ltd.....................................         3,000            9,948
 JDC Corp.....................................................         6,000           10,567
 *#Japan Aviation Electronics Industry, Ltd...................         3,000           22,294
 *Japan Coated Paper Manufacturing Co., Ltd...................         3,000            7,088
 Japan Paper Industry Co., Ltd................................         3,000            9,485
 Japan Pulp and Paper Co., Ltd................................         5,000           18,986
 #Japan Transcity Corp........................................         3,000           14,046
 Japan Vilene Co., Ltd........................................         3,000           12,732
 Joshin Denki Co., Ltd........................................         2,000           20,103
 Kagome Co., Ltd..............................................         3,000           18,557
 *Kansai Kisen Kaisha.........................................         9,000           12,603
 Kanto Auto Works, Ltd., Yokosuka.............................         3,000           18,041
 Kanto Denka Kogyo Co., Ltd...................................         4,000           21,478
 Kawada Industries, Inc.......................................         2,000            8,591
 Kawai Musical Instruments Manufacturing Co., Ltd.............         5,000           16,108
 #Keiyo Co., Ltd..............................................         2,000           17,027
 *Kenwood Corp................................................         5,000           22,380
 Kokusai Kogyo Co., Ltd.......................................         2,000           15,498
 Komatsu Forklift Co., Ltd....................................         3,000           16,263
 Kosei Securities Co., Ltd....................................         4,000           14,192
 Kyodo Shiryo Co., Ltd........................................         5,000           11,383
 #Kyushu Bank, Ltd............................................         4,000           15,567
 #Life Corp...................................................         2,000           14,863
 #Makino Milling Machine Co., Ltd.............................         4,000           32,474
 Marudai Food Co., Ltd........................................         5,000           21,692
 *Maruyama Manufacturing Co., Inc.............................         3,000            9,665
 Matsuo Bridge Co., Ltd.......................................         3,000           10,309
 *Mitsubishi Shindoh Co., Ltd.................................         3,000           10,232
 *Mitsubishi Steel Manufacturing Co., Ltd.....................         5,000           17,826
 Mitsui Construction Co., Ltd.................................         6,000           10,567
 #Mitsui High-Tec, Inc........................................         1,000           23,625
 *Mitsui Mining Co., Ltd......................................         5,000           13,187
 Mitsuuroko Co., Ltd..........................................         3,000           18,299
 *#Nagasakiya Co., Ltd. (Tokyo)...............................         5,000           16,065
 Nakamuraya Co., Ltd..........................................         3,000           13,428
 Nakayama Steel Works, Ltd....................................         5,000           21,048
 #Nichias Corp................................................         4,000           15,464
 Nichiei Construction Co., Ltd................................         2,000           12,113
 *Nichimo Co., Ltd............................................         5,000           15,206
 Nichireki Co., Ltd...........................................         2,000           12,921
 Nichiro Corp.................................................         5,000           14,003
 Nifco, Inc...................................................         2,000           19,588
 *Niigata Engineering Co., Ltd................................        14,000           24,656
 Nippon Beet Sugar Manufacturing Co., Ltd.....................         5,000           18,256
 *#Nippon Carbon Co., Ltd.....................................         5,000           16,753
 Nippon Chemi-Con Corp........................................         5,000           25,215
 Nippon Chemical Industrial Co., Ltd..........................         2,000           14,330
 *#Nippon Columbia Co., Ltd...................................         3,000           11,598
 #Nippon Concrete Industries Co., Ltd.........................         3,000            9,768
 #Nippon Densetsu Kogyo Co., Ltd..............................         2,000           14,605
 *Nippon Kasei Chemical Co., Ltd..............................         5,000           12,113
 Nippon Shinyaku Co., Ltd.....................................         3,000           25,773
 *Nippon Steel Chemical Co., Ltd..............................         6,000           20,722
 Nippon Synthetic Chemical Industry Co., Ltd..................         3,000           10,490
 Nippon Thompson Co., Ltd.....................................         3,000           24,278
 Nitsuko Corp.................................................         3,000           20,155
 Nittetsu Mining Co., Ltd.....................................         3,000           21,985
 *Nitto Boseki Co., Ltd.......................................         8,000           26,460
 #Noritz Corp.................................................         2,000           22,680
 OSG Corp.....................................................         3,000           21,649
 *Odakyu Real Estate Co., Ltd.................................         4,000           14,055
 *Okasan Securities Co., Ltd..................................         7,000           18,222
 *#Pacific Metals Co., Ltd....................................         7,000           20,326
 #Parco Co., Ltd..............................................         2,000           15,979

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                            SHARES     VALUE+
                                                            ------   ----------
    Prima Meat Packers, Ltd. ............................    5,000   $    9,364
    Rasa Industries, Ltd. ...............................    3,000       18,686
    Rheon Automatic Machinery Co., Ltd. .................    2,000       12,887
    #Ryobi, Ltd. ........................................    5,000       18,900
    SXL Corp. ...........................................    3,000       18,351
    Sagami Co., Ltd. ....................................    3,000       16,495
    Sakai Chemical Industry Co., Ltd. ...................    3,000       12,294
    Sakata Inx Corp. ....................................    3,000       17,294
    Sanyo Shokai, Ltd. ..................................    5,000       27,749
    Sanyo Special Steel Co., Ltd. .......................    7,000       18,943
    #Sasebo Heavy Industries Co., Ltd., Tokyo ...........    7,000       15,455
    Seiko Corp. .........................................    3,000       21,572
    Seiyo Food Systems, Inc. ............................    3,000       23,119
    Shikoku Chemicals Corp. .............................    3,000       12,113
    Shimizu Bank, Ltd. ..................................      400       24,399
    #Shinagawa Fuel Co., Ltd. ...........................    3,000       20,155
    Shindengen Electric Manufacturing Co., Ltd. .........    3,000       29,381
    *#Showa Line, Ltd. ..................................   10,000       11,082
    #Sumitomo Construction Co., Ltd. ....................    6,000       12,887
    *Sumitomo Light Metal Industries, Ltd. ..............   11,000       25,137
    #Sumitomo Precision Products Co., Ltd., Amagasaki
      City ..............................................    2,000       12,423
    #TOC Co., Ltd. ......................................    2,000       22,509
    Taisei Rotec Corp. ..................................    3,000       10,619
    Takaoka Electric Manufacturing Co., Ltd., Tokyo .....    4,000       12,887
    Takasago International Corp. ........................    3,000       18,041
    #Takashima & Co., Ltd. ..............................    4,000       14,674
    Takiron Co., Ltd. ...................................    3,000       13,918
    #Tasaki Shinju Co., Ltd. ............................    2,000       13,918
    Toa Doro Kogyo Co., Ltd. ............................    3,000        8,763
    *Toa Wool Spinning & Weaving Co., Ltd. ..............    6,000       16,495
    Tochigi Bank, Ltd. ..................................    3,000       24,227
    Toenec Corp. ........................................    3,000       16,237
    *#Tokai Kogyo Co., Ltd. .............................    7,000       24,656
    #Tokai Rika Co., Ltd. ...............................    3,000       22,500
    Tokico, Ltd. ........................................    4,000       12,749
    #Tokyo Kikai Seisak .................................    3,300       20,866
    Tokyo Rope Manufacturing Co., Ltd. ..................    4,000       13,299
    *Tokyo Securities Co., Ltd. .........................    4,000        8,419
    *#Tokyo Tekko Co., Ltd. .............................    3,000        8,479
    Tokyo Theatres Co., Inc., Tokyo .....................    6,000       12,371
    Tonami Transportation Co., Ltd. .....................    3,000       13,737
    *Toshiba Machine Co., Ltd. ..........................    6,000       21,186
    Totoku Electric Co., Ltd., Tokyo ....................    3,000       15,129
    #Toyo Chemical Co., Ltd. ............................    3,000       15,515
    *Toyo Electric Co., Ltd. ............................    5,000       17,440
    Toyo Kohan Co., Ltd. ................................    3,000       22,552
    Toyo Umpanki Co., Ltd. ..............................    5,000       20,833
    *Unisia Jecs Corp. ..................................    3,000       13,969
    #Wakachiku Construction Co., Ltd. ...................    4,000       15,464
    #Yomiuri Land Co., Ltd. .............................    3,000       17,783
    Yondenko Corp. ......................................    2,000       14,519
    *Yuasa Corp. ........................................    7,000       25,979
    #Zenchiku Co., Ltd. .................................    4,000       11,134
                                                            ------   ----------
TOTAL COMMON STOCKS
  (Cost $3,065,059) .....................................             2,681,549
                                                                     ----------
INVESTMENT IN CURRENCY -- (0.0%)
    *Japanese Yen
      (Cost $393) .......................................                   401
                                                                     ----------
TOTAL -- JAPAN
  (Cost $3,065,452) .....................................             2,681,950
                                                                     ----------
UNITED KINGDOM -- (14.9%)
COMMON STOCKS -- (13.4%)
    APV P.L.C. ..........................................   15,000       25,826
    Ash & Lacy P.L.C. ...................................    7,000       19,135
    *BSG International P.L.C. ...........................   13,300       22,031
    Bellway P.L.C. ......................................    4,000       21,934
    Bluebird Toys P.L.C. ................................    5,000        8,731
    Bodycote International P.L.C. .......................    3,000       36,475
    Bradstock Group P.L.C. ..............................   21,000       26,390
    Brammer (H.) P.L.C. .................................    1,880       20,833
    British Polythene Industries P.L.C. .................    2,000       20,074
    Bulmer (H.P.) Holdings P.L.C. .......................    2,002       17,072
    CRT Group P.L.C. ....................................    5,750       22,756
    Canadian Pizza P.L.C. ...............................   12,000       19,584
    Carpetright P.L.C. ..................................    4,000       29,605
    Cattles P.L.C. ......................................    5,400       26,659
    Courts P.L.C. .......................................    2,320       21,203
    Davis Service Group P.L.C. ..........................    6,666       28,775
    Dawson Group P.L.C. .................................    4,000       13,121
    Dawson International P.L.C. .........................   10,000       11,342
    Dewhirst Group P.L.C. ...............................    6,000       20,025
    Diploma P.L.C. ......................................    3,000       15,692
    Etam P.L.C. .........................................    7,000       14,794
    *Euromoney Publications P.L.C. ......................      990       24,639
    *Forth Ports P.L.C. .................................    2,000       19,421
    Greene King P.L.C. ..................................    2,000       21,102
    *HTV Group P.L.C. ...................................    4,000       20,008
    Henderson P.L.C. ....................................    1,000       22,562
    Heywood Williams Group P.L.C. .......................    5,000       17,911
    House of Fraser P.L.C. ..............................    8,000       22,587
    How Group P.L.C. ....................................   29,000       28,160
    Ibstock P.L.C. ......................................   19,000       21,706
    Johnston Press P.L.C. ...............................    7,010       20,307
    MacFarlane Group Clansman P.L.C. ....................    6,000       16,059
    Mersey Docks & Harbour Co. P.L.C. ...................    3,580       23,662
    Molins P.L.C. .......................................    1,360       12,096
    *More Group P.L.C. ..................................    1,870       18,876
    *Oxford Molecular Group P.L.C. ......................    6,530       39,271
    Photo-Me International P.L.C. .......................    6,000       12,240
    Polypipe P.L.C. .....................................    8,000       30,159
    Quick Group P.L.C. ..................................    8,000       18,997
    Redrow Group P.L.C. .................................   11,000       29,172
    Renishaw P.L.C. .....................................    2,904       16,303
    SIG P.L.C. ..........................................    4,300       21,965
    Senior Engineering Group P.L.C. .....................   12,000       25,165
    Serco Group P.L.C. ..................................    2,400       27,711
    St. Modwen Properties P.L.C. ........................   23,000       26,744
    Stanley Leisure Organisation P.L.C. .................    4,000       20,008
    Staveley Industries P.L.C. ..........................    6,000       17,087
    Swan Hill Group P.L.C. ..............................   13,000       17,291
    T & S Stores P.L.C. .................................    7,690       22,088
    Triplex Lloyd P.L.C. ................................    7,404       19,817
    Vardon P.L.C. .......................................    9,000       16,671
    Vitec Group P.L.C. ..................................    2,000       19,094

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

                                                        SHARES      VALUE+
                                                        ------  ----------
  *Vosper Thornycroft Holdings P.L.C..................   1,460  $   19,038
  Waddington (John) P.L.C.............................   3,980      18,057
                                                        ------  ----------
TOTAL COMMON STOCKS
  (Cost $1,089,360)...................................           1,148,031
                                                                ----------
INVESTMENT IN CURRENCY -- (1.5%)
  *British Pound Sterling
    (Cost $132,113)...................................             131,450
                                                                ----------
TOTAL -- UNITED KINGDOM
  (Cost $1,221,473)...................................           1,279,481
                                                                ----------
FRANCE -- (9.9%)
COMMON STOCKS -- (8.9%)
  Bertrand Faure SA...................................     714      33,152
  Bollore Technologies SA.............................     200      25,295
  But SA..............................................     400      21,691
  Canal Plus SA.......................................      50       8,446
  Carbone Lorraine....................................      80      18,572
  *Cardif SA..........................................     200      23,250
  DMC (Dollfus Mieg et Cie)...........................     300       6,185
  *Damart SA..........................................      30      23,067
  Degremont...........................................     300      22,089
  Filipacchi Medias SA................................     100      21,587
  Fimalac SA..........................................     330      30,587
  Fonciere Lyonnaise SA...............................     200      25,260
  GTM Entrepose.......................................     500      25,979
  Gaumont.............................................     401      29,735
  *Groupe Andre SA....................................     304      25,913
  Groupe du Louvre SA.................................     700      24,255
  Groupement pour le Financement de la Construction
    SA................................................     300      28,170
  Guyenne et Gascogne SA..............................      60      18,399
  Havas Advertising SA................................     203      21,524
  Legris Industries SA................................     400      17,325
  *#Metaleurop SA.....................................   1,500      16,944
  *Moulinex SA........................................   1,440      33,655
  Reassurances SA (Francaise de)......................     130      33,108
  Rue Imperiale de Lyon...............................      20      20,270
  *SAGA (Societe Anonyme de Gerance et d'Armement)....     300       4,418
  SAT SA (SA des Telecommunications)..................      57      15,307
  SFIM (Societe de Fabrication d'Instruments de
    Mesure)...........................................     102      16,434
  *SGE (Societe Generale d'Enterprise SA).............   1,000      21,050
  Silic (Societe Immobiliere de Location pour
    l'Industrie et le Commerce).......................     160      23,756
  Skis Rossignol SA...................................     648      14,258
  Sommer-Allibert SA..................................     900      28,690
  Strafor Facom SA....................................     283      19,514
  Sylea SA............................................     200      17,498
  Union Immob.........................................     300      22,817
  *Union Industrielle de Credit SA, Paris.............   1,364       5,908
  Vallourec (Usines a Tubes de Lorraine Escaut et
    Vallourec Reunies)................................     400      22,869
                                                                ----------
TOTAL COMMON STOCKS
  (Cost $736,938).....................................             766,977
                                                                ----------
INVESTMENT IN CURRENCY -- (1.0%)
  *French Francs
    (Cost $83,327)....................................              82,749
                                                                ----------
RIGHTS/WARRANTS -- (0.0%)
  *BCR Participations Warrants 05/15/99...............     300         103
  *SAGA (Societe Anonyme de Gerance et d'Armement)
    Rights 06/02/97...................................     300         338
                                                                ----------
TOTAL RIGHTS/WARRANTS
  (Cost $497).........................................                 441
                                                                ----------
TOTAL -- FRANCE
  (Cost $820,762).....................................             850,167
                                                                ----------

GERMANY -- (7.3%)
COMMON STOCKS -- (7.3%)
  *AGIV AG fuer Industrie & Verkehrswesen.............   1,700      31,235
  Aachener und Muenchener Versicherungs AG............     100      35,693
  *Concordia Bau und Boden AG.........................     496       5,659
  *DLW AG.............................................     100      10,246
  DSL Holding AG......................................     150      19,748
  Didier-Werke AG.....................................     200      15,565
  Dyckerhoff & Widmann AG.............................     100      13,458
  Fag Kugelfischer Georg Schaeffer AG.................   1,250      23,040
  Felten & Guilleaume Energietechnik AG...............     100       9,479
  Gerresheimer Glas AG................................   1,000      16,489
  Goldschmidt AG......................................      50      18,871
  Harpener AG.........................................     100      18,256
  Holsten-Brauerei AG, Hamburg........................     100      21,358
  Horten AG...........................................     200      27,853
  Iwka AG.............................................     100      27,384
  *Kali und Salz Beteiligungs AG......................     200      18,958
  *Kaufhalle AG.......................................     200      20,012
  *Kloeckner-Werke AG.................................     400      29,491
  *Linotype-Hell AG...................................     100       8,719
  Phoenix AG, Hamburg.................................   1,000      15,828
  Plettac AG..........................................      70      14,909
  Rheinboden Hypothekenbank AG........................     100      17,145
  Rhoen Klinikum AG...................................     200      24,459
  #Salamander AG, Kornwesteim.........................     100      14,687
  *Schmalbach-Lubeca AG...............................     140      31,785
  *Strabag AG.........................................     100       8,485
  Tarkett AG..........................................   1,200      28,016
  Verseidag AG........................................     200      18,724
  WCM Beteiligungs und Grundbesitz AG.................   3,000      42,305
  *Walter AG..........................................     100      39,789
                                                                ----------
TOTAL COMMON STOCKS
  (Cost $636,480).....................................             627,646
                                                                ----------
INVESTMENT IN CURRENCY -- (0.0%)
*German Marks
  (Cost $1,434).......................................               1,431
                                                                ----------
TOTAL -- GERMANY
  (Cost $637,914).....................................             629,077
                                                                ----------

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CONTINUED

                                                           SHARES      VALUE+
                                                           -------   --------
HONG KONG -- (6.0%)
COMMON STOCKS -- (5.2%)
  Asia Standard International Group, Ltd...............     56,000   $ 20,243
  *China Aerospace International Holdings, Ltd.........     46,800     22,053
  China Motor Bus Co., Ltd.............................      1,600     16,112
  Dynamic Holdings, Ltd................................     92,000     27,911
  FPB Bank Holding Co., Ltd............................     50,000     26,465
  Four Seas Mercantile Holdings, Ltd...................     60,000     34,469
  *Goldlion Holdings, Ltd..............................     37,000     20,181
  Grande Holdings, Ltd.................................     28,000     13,194
  Great Wall Electronic International, Ltd.............    101,886     12,627
  JCG Holdings, Ltd....................................     28,000     22,412
  Ka Wah Bank, Ltd.....................................     56,227     42,827
  Li & Fung, Ltd.......................................     24,000     23,857
  #Liu Chong Hing Bank, Ltd............................     16,000     34,495
  #Oriental Press Group, Ltd...........................     68,000     23,264
  #Semi-Tech (Global) Co., Ltd.........................     14,307     23,642
  Shell Electric Manufacturing (Holdings) Co., Ltd.....     38,000     19,868
  Sime Darby Hong Kong, Ltd............................     20,000     23,496
  Tai Cheung Holdings, Ltd.............................     25,000     21,947
  Varitronix International, Ltd........................     10,000     18,268
                                                                     --------
TOTAL COMMON STOCKS
  (Cost $375,252)......................................               447,331
                                                                     --------
INVESTMENT IN CURRENCY -- (0.8%)
  *Hong Kong Dollars
    (Cost $65,961).....................................                65,967
                                                                     --------
RIGHTS/WARRANTS -- (0.0%)
  *Four Seas Mercantile Holdings, Ltd. Warrants
    09/30/98
    (Cost $0)..........................................     12,000      1,549
                                                                     --------
TOTAL -- HONG KONG
  (Cost $441,213)......................................               514,847
                                                                     --------
MALAYSIA -- (5.5%)
COMMON STOCKS -- (5.3%)
  Ban Hin Lee Bank Berhad..............................      6,000     26,056
  Bandar Raya Developments Berhad......................     11,000     14,900
  Batu Kawan Berhad....................................     10,500     23,008
  Chemical Co. of Malaysia Berhad......................      7,000     22,311
  Federal Flour Mills Berhad...........................      8,000     19,283
  *Gadek Capital Berhad................................      2,000      4,781
  Guinness Anchor Berhad...............................     11,000     24,103
  Hap Seng Consolidated Berhad.........................     11,000     27,171
  Ho Hup Construction Co. Berhad.......................      5,000     13,347
  IGB Corp. Berhad.....................................     18,000     17,354
  Kamunting Corp. Berhad...............................     29,000     20,797
  Kelang Container Terminal Berhad.....................      7,000     15,199
  Kemayan Corp. Berhad.................................     11,000     12,490
  *Kuala Lumpur Industries Holdings Berhad.............     12,000     14,151
  Landmarks Berhad.....................................     15,000     19,482
  Lion Land Berhad.....................................     23,000     22,267
  *MBF Land Berhad.....................................     30,000     19,960
  MCB Holdings Berhad..................................     25,000     25,598
  Malaysian Plantations Berhad.........................     15,000     20,319
  *Olympia Industries Berhad...........................     19,000     15,291

                                                           SHARES      VALUE+
                                                           -------   --------

  Phileo Allied Berhad.................................     12,000   $ 23,713
  *Promet Berhad.......................................     23,000     19,518
  Shangri-la Hotels (Malaysia) Berhad..................     16,000     16,765
  Westmont Land (Asia) Berhad..........................     12,600     18,072
                                                                     --------
TOTAL COMMON STOCKS
  (Cost $453,761)......................................               455,936
                                                                     --------
INVESTMENT IN CURRENCY -- (0.2%)
  *Malaysian Ringetts
    (Cost $20,791).....................................                20,799
                                                                     --------
TOTAL -- MALAYSIA
  (Cost $474,552)......................................               476,735
                                                                     --------
AUSTRALIA -- (5.1%)
COMMON STOCKS -- (4.4%)
  *Aurora Gold, Ltd....................................     15,600     24,626
  Bank of Queensland, Ltd..............................      5,883     30,552
  #Caltex Australia, Ltd...............................      5,760     19,767
  Capral Aluminium, Ltd................................      7,591     27,497
  *Davids Limited......................................     15,156     14,332
 *Foodland Associated, Ltd.............................      3,941     24,795
 Great Central Mines, Ltd..............................     10,161     19,759
 *Hudson Conway, Ltd...................................      2,235     22,072
 Iama, Ltd.............................................     13,058     28,380
 *Incitec, Ltd.........................................      4,361     22,349
 Jupiters, Ltd.........................................      9,412     21,533
 Metal Manufactures, Ltd...............................      7,600     16,460
 PMP Communications, Ltd...............................      8,900     24,434
 Resolute, Ltd.........................................     10,029     20,344
 *Savage Resources, Ltd................................     20,242     19,759
 *Simsmetal, Ltd.......................................      3,126     21,477
 Sons of Gwalia, Ltd...................................      4,089     17,122
                                                                     --------
TOTAL COMMON STOCKS
 (Cost $348,972).......................................               375,258
                                                                     --------
INVESTMENT IN CURRENCY -- (0.7%)
 *Australian Dollar
  (Cost $63,134).......................................                62,821
                                                                     --------
TOTAL -- AUSTRALIA
 (Cost $412,106).......................................               438,079
                                                                     --------
NETHERLANDS -- (3.8%)
COMMON STOCKS -- (3.8%)
 ACF Holding NV (Certificate)..........................        800     12,305
 Ahrend NV.............................................        618     39,149
 Cap Gemini NV.........................................      2,100     73,905
 Grolsche NV...........................................        800     24,984
 Internatio-Mueller NV.................................      1,200     38,665
 Koninklijke Frans Maas Groep NV.......................        715     23,858
 Otra NV...............................................      1,000     16,632
 Schuttersveld Holding.................................        617     28,148
 Twentsche Kabel Holding NV............................        606     32,069
 Wegener NV............................................        305     34,491
                                                                     --------
TOTAL COMMON STOCKS
 (Cost $225,209).......................................               324,206
                                                                     --------
RIGHTS/WARRANTS -- (0.0%)
 *Ahrend NV Rights 06/19/97............................        618        609
 *Internatio-Mueller NV Rights.........................      1,200          0
 *Koninklijke Frans Maas Groep NV Rights 06/19/97......        715        708

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

                                                                 SHARES     VALUE+
                                                                -------   --------
 *Twentsche Kabel Holding Rights..............................      606   $      0
 *Wegener NV Rights...........................................      305          0
                                                                          --------
TOTAL RIGHTS/WARRANTS
 (Cost $0)....................................................               1,317
                                                                          --------
INVESTMENT IN CURRENCY -- (0.0%)
 *Netherlands Guilder
   (Cost $903)................................................                 904
                                                                          --------
TOTAL -- NETHERLANDS
  (Cost $226,112).............................................             326,427
                                                                          --------
SWITZERLAND -- (3.8%)
COMMON STOCKS -- (3.8%)
 *Attisholz Holding AG, Attisholz.............................       24     10,214
 Danzas Holding AG, Basel.....................................       20     19,837
 EGL (Elektrizitaets-Gesellschaft Laufenberg) AG,
  Laufenberg..................................................      100     23,047
 Fischer (Georg) AG, Schaffhausen.............................       20     28,561
 Forbo Holding AG, Eglisau....................................       51     21,273
 *Helvetia Patria Holding, St. Gallen.........................       50     23,860
 Kraftwerk Laufenburg, Laufenburg.............................      100     18,522
 Phoenix Mecano AG, Stein am Rhein............................       50     26,688
 Porst Holding AG, Jegenstorf.................................       94     13,956
 Rieter Holding AG, Winterthur................................       80     26,016
 *Saurer AG, Arbon............................................       56     32,860
 Schweizerische National Versicherungs Gesellschaft,
  Basel.......................................................       10     21,633
 Sika Finanz AG, Baar.........................................       90     26,087
 *Von Roll Holding AG, Gerlafingen............................      759     15,132
 Zuercher Ziegeleien Holding, Zuerich.........................       27     14,125
                                                                          --------
TOTAL COMMON STOCKS
  (Cost $312,462).............................................             321,811
                                                                          --------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swiss Francs
   (Cost $1,867)..............................................               1,921
                                                                          --------
TOTAL -- SWITZERLAND
  (Cost $314,329).............................................             323,732
                                                                          --------
SPAIN -- (3.1%)
COMMON STOCKS -- (3.1%)
 *AGF Union y Fenix Seguros y Reaseguros SA...................    2,100     22,220
 Banco de Andalucia...........................................      200     32,227
 Banco Zaragozano SA..........................................    1,200     29,461
 Cementos Portland SA.........................................      500     20,367
 Ebro Agricolas Compania de Alimentacion SA...................    1,700     32,566
 Europistas Concesionaria Espanola SA.........................    2,300     18,530
 Fabricacion de Automoviles Renault de Espana SA..............      800     16,597
 #GESA (Gas y Electricidad SA)................................      400     22,268
 *Huarte SA...................................................    2,000      2,766
 Prosegur Cia de Seguridad SA.................................    2,200     28,679
 Uralita SA...................................................    1,900     18,396
 Viscofan Industria Navarra de Envolturas Celulosicas
   SA.........................................................    1,300     26,297
                                                                          --------
TOTAL COMMON STOCKS
  (Cost $245,670).............................................             270,374
                                                                          --------

                                                                 SHARES     VALUE+
                                                                -------   --------

INVESTMENT IN CURRENCY -- (0.0%)
 *Spanish Peseta
   (Cost $911)................................................            $    934
                                                                          --------
TOTAL -- SPAIN
  (Cost $246,581).............................................             271,308
                                                                          --------
ITALY -- (3.0%)
COMMON STOCKS -- (3.0%)
 *Ansaldo Trasporti SpA.......................................    7,000      6,529
 *Banca Toscana...............................................   11,000     19,644
 #Cartiere Burgo SpA..........................................    4,000     23,331
 *Cia Assicuratrice Unipol SpA................................    6,000     15,904
 *Dalmine SpA.................................................   82,000     17,669
 Falck (Acciaierie & Ferriere Lombarde).......................    5,000     19,260
 Gewiss SpA...................................................    2,000     32,293
 *Impregilo SpA...............................................   19,000     13,842
 Magneti Marelli SpA..........................................   15,000     23,909
 *Milano Assicurazioni SpA....................................    5,000     10,951
 *Premafin Finanziaria SpA..................                     37,000     10,703
 Previdente Cia Italiana Assicurazione SpA..                      3,000     13,726
 Sorin Biomedica SpA........................                      7,500     23,909
 #Tecnost SpA...............................                      8,000     15,444
 #Vianini Lavori SpA........................                     10,000     15,054
                                                                 ------   --------
TOTAL COMMON STOCKS
  (Cost $296,422)............................                              262,168
                                                                          --------
INVESTMENT IN CURRENCY -- (0.0%)
  *Italian Lira
    (Cost $11)...............................                                   11
                                                                          --------
TOTAL -- ITALY
  (Cost $296,433)............................                              262,179
                                                                          --------
SINGAPORE -- (3.0%)
COMMON STOCKS -- (2.7%)
  Amtek Engineering, Ltd.....................                    15,000     25,936
  Bukit Sembawang Estates, Ltd...............                     1,000     19,601
  Hitachi Zosen (Singapore), Ltd.............                    22,000     10,627
  Hotel Plaza, Ltd...........................                    25,000     14,963
  Kim Eng Holdings, Ltd......................                    22,000     18,481
  Orchard Parade Holdings, Ltd...............                     8,000     18,033
  *Overseas Union Enterprise, Ltd............                     6,000     28,771
  Rothmans Industries, Ltd. Issue 95.........                     5,000     26,776
  *Scotts Holdings, Ltd......................                    25,000     20,126
  Shangri-la Hotel, Ltd......................                     7,000     21,071
  Tuan Sing Holdings, Ltd....................                    44,000     16,325
  Van der Horst, Ltd.........................                     4,000     11,201
                                                                          --------
TOTAL COMMON STOCKS
  (Cost $247,773)............................                              231,911
                                                                          --------
INVESTMENT IN CURRENCY -- (0.3%)
  *Singapore Dollars
    (Cost $29,039)...........................                               29,082
                                                                          --------
TOTAL -- SINGAPORE
  (Cost $276,812)............................                              260,993
                                                                          --------
SWEDEN -- (2.6%)
COMMON STOCKS -- (2.6%)
  *Allgon AB Series B........................                     1,400     20,794
  Catena AB Series A.........................                     1,700     22,067
  #Celsius Industrier AB Series B............                     1,400     27,123
  *Enator AB.................................                     1,400     27,304

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED


                                                                 SHARES       VALUE+
                                                                --------  ----------
  Foereningsbanken AB Series A.........................          10,400   $   55,744
  #Garphyttan Industrier AB............................           1,400       17,087
  Marieberg Tidnings AB Series A.......................           1,400       35,260
  Rottneros Bruk AB....................................          11,700       13,147
                                                                          ----------
TOTAL COMMON STOCKS
  (Cost $160,745)......................................                      218,526
                                                                          ----------
INVESTMENT IN CURRENCY -- (0.0%)
  *Swedish Krona
    (Cost $2,102)......................................                        2,090
                                                                          ----------
TOTAL -- SWEDEN
  (Cost $162,847)......................................                      220,616
                                                                          ----------
SOUTH KOREA -- (1.4%)
COMMON STOCKS -- (1.4%)
  Daelim Industrial Co., Ltd...........................           1,071       10,957
  Hankuk Paper Manufacturing Co., Ltd..................             500       12,648
  Hanmi Pharmaceutical Co., Ltd........................             714       34,596
  Kumho Electric Co., Ltd..............................             330       10,388
  Pang Rim Spinning....................................             300       13,997
  Se Poong Corp........................................           1,224       14,173
  *Ssangyong Investment Securities Co., Ltd............           1,020        9,575
  Union Steel Manufacturing Co., Ltd...................             200       15,514
                                                                          ----------
TOTAL COMMON STOCKS
  (Cost $160,379)......................................                      121,848
                                                                          ----------
INVESTMENT IN CURRENCY -- (0.0%)
  *Korean Won
    (Cost $58).........................................                           58
                                                                          ----------
TOTAL -- SOUTH KOREA
 (Cost $160,437).......................................                      121,906
                                                                          ----------
BELGIUM -- (1.0%)
COMMON STOCKS -- (1.0%)
  Ackermans & Van Haaren SA............................             120       24,606
  CMB (Cie Martime Belge)..............................             300       20,590
  Cofinimmo SA.........................................             200       21,384
  *Immobel (Cie Immobiliere de Belgique SA)............             200       14,974
                                                                          ----------

TOTAL COMMON STOCKS
  (Cost $81,709).......................................                       81,554
                                                                          ----------
INVESTMENT IN CURRENCY -- (0.0%)
  *Belgian Francs
    (Cost $1,814)......................................                        1,795
                                                                          ----------
TOTAL -- BELGIUM
  (Cost $83,523).......................................                       83,349
                                                                          ----------
                                                                 SHARES       VALUE+
                                                                 ------   ----------

NEW ZEALAND -- (0.6%)
COMMON STOCKS -- (0.6%)
  Fernz Corp., Ltd.....................................           6,407   $   22,707
  Ports of Auckland....................................           5,962       26,720
                                                                          ----------
TOTAL COMMON STOCKS
  (Cost $47,576).......................................                       49,427
                                                                          ----------
INVESTMENT IN CURRENCY -- (0.0%)
  *New Zealand Dollar
    (Cost $371)........................................                          370
                                                                          ----------
TOTAL -- NEW ZEALAND
  (Cost $47,947).......................................                       49,797
                                                                          ----------
                                                                  FACE
                                                                 AMOUNT
                                                                --------
                                                                 (000)
TEMPORARY CASH INVESTMENTS -- (2.2%)
  Repurchase Agreement, PNC Capital Markets Inc. 5.25%,
    06/02/97 (Collateralized by U.S. Treasury Notes
    6.00%, 08/15/99)
    (Cost $190,000)....................................         $   190      190,000
                                                                          ----------
TOTAL INVESTMENTS -- (104.3%)
  (Cost $9,078,493)++..................................                    8,980,643
                                                                          ----------
OTHER ASSETS AND LIABILITIES -- (-4.3%)
    Other Assets.......................................                      359,953
    Payable for Investment Securities Purchased........                     (721,023)
    Other Liabilities..................................                       (6,572)
                                                                          ----------
                                                                            (367,642)
                                                                          ----------
NET ASSETS -- (100.0%) Applicable to 868,834
  Outstanding $.01 Par Value Shares (100,000,000 Shares
  Authorized)..........................................                   $8,613,001
                                                                          ==========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE................................................                   $     9.91
                                                                          ==========

----------------------
+See Note B to Financial Statements.
*Non-Income Producing Securities
#Securities on Loan
++Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                         VA SHORT-TERM FIXED PORTFOLIO

                            STATEMENT OF NET ASSETS

                                 MAY 31, 1997
                                  (UNAUDITED)

                                                             FACE
                                                            AMOUNT     VALUE+
                                                            ------   ----------
                                                             (000)
BONDS -- (40.1%)
Albertson's, Inc. Medium Term Notes
    5.650%, 03/26/98 ....................................    $170    $  169,810
Associates Corp. of North America Corporate Bonds
    8.350%, 12/23/98 ....................................     300       309,570
Bayerische Landesbank U.S. Finance, Inc. Medium Term
  Notes
    6.400%, 05/05/99 ....................................     300       300,000
Canada (Government of) Bonds
    6.400%, 09/10/98 ....................................     160       160,800
Chevron Canada Financial, Ltd. Medium Term Notes
    5.600%, 04/01/98 ....................................     150       149,438
Colgate-Palmolive Co. Medium Term Notes
    6.630%, 02/16/98 ....................................     160       160,880
FCC National Bank Medium Term Notes
    6.000%, 04/02/98 ....................................     150       150,104
Ford Motor Credit Co. Corporate Bonds
    7.250%, 05/15/99 ....................................     200       203,000
General Electric Capital Corp. Medium Term Notes
    7.950%, 02/02/98 ....................................     150       152,151
IBM Credit Corp. Medium Term Notes
    6.570%, 04/07/99 ....................................     300       301,125
Illinois Tool Works, Inc. Corporate Bonds
    7.500%, 12/01/98 ....................................     250       254,950
KFW International Finance, Inc. Medium Term Notes
    8.250%, 03/18/98 ....................................     150       152,813
Michigan Bell Telephone Medium Term Notes
    9.250%, 11/15/98 ....................................     240       250,200
Morgan Guaranty Trust Corporate Bonds
    6.000%, 10/01/98 ....................................     150       149,851
National Rural Utilities Cooperative Finance Corp.
  Medium Term Notes
    8.500%, 02/15/98 ....................................     150       152,625
NationsBank N.C. Corporate Bonds
    6.100%, 01/19/99 ....................................     250       248,750
Norwest Financial, Inc. Medium Term Notes
    6.230%, 09/01/98 ....................................     250       250,947
Ontario Hydro Medium Term Notes
    5.800%, 03/31/98 ....................................     150       150,000
Paccar Financial Corp. Medium Term Notes
    7.350%, 02/02/98 ....................................     180       181,984
Pitney Bowes Credit Corp. Medium Term Notes
    6.305%, 09/23/98 ....................................     170       170,663
Rockwell International Corp. Corporate Bonds
    7.625%, 02/17/98 ....................................     150       151,693
Sara Lee Corp. Medium Term Notes
    5.500%, 12/01/98 ....................................     250       247,435
Wachovia Bank Medium Term Notes
    5.375%, 04/15/98 ....................................     150       149,209
                                                             ----    ----------
TOTAL BONDS
  (Cost $4,563,296) .....................................             4,567,998
                                                                     ----------
COMMERCIAL PAPER -- (31.4%)
AI Credit Corp. C.P.
    5.570%, 07/21/97 ....................................     300       297,582
Barton Capital Corp. C.P.
    5.630%, 08/01/97 ....................................     300       297,065
BellSouth Capital Funding C.P.
    5.540%, 06/06/97 ....................................     300       299,676
Caisse des Depots et Consignments C.P.
    5.630%, 07/14/97 ....................................     300       297,911
Delaware Funding Corp. C.P.
    5.570%, 06/16/97 ....................................     300       299,213
Enterprise Funding Corp. C.P.
    5.600%, 06/16/97 ....................................     300       299,220
Glaxo Wellcome PLC C.P.
    5.580%, 07/07/97 ....................................     300       298,227
McKenna Triangle National Corp. C.P.
    5.600%, 07/07/97 ....................................     300       298,236
Sheffield Receivables Corp. C.P.
    5.600%, 07/15/97 ....................................     300       297,861
Sigma Finance Corp. C.P.
    5.650%, 07/14/97 ....................................     300       297,911
St. Michael Finance Ltd. C.P.
    5.570%, 06/16/97 ....................................     300       299,212
Union Bank of Switzerland C.P.
    5.600%, 06/02/97 ....................................     300       299,859
                                                             ----    ----------
TOTAL COMMERCIAL PAPER
  (Cost $3,582,998) .....................................             3,581,973
                                                                     ----------
U.S. TREASURY OBLIGATIONS -- (17.5%)
U.S. Treasury Notes
    6.125%, 03/31/98 ....................................     150       150,411
    5.875%, 10/31/98 ....................................     200       199,520
    5.500%, 11/15/98 ....................................     200       198,430
    5.625%, 11/30/98 ....................................     200       198,772
    5.750%, 12/31/98 ....................................     500       497,590
    5.875%, 01/31/99 ....................................     250       249,057
    6.375%, 04/30/99 ....................................     300       300,909
    6.250%, 05/31/99 ....................................     200       200,110
                                                             ----    ----------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $1,998,718) .....................................             1,994,799
                                                                     ----------
AGENCY OBLIGATIONS -- (7.9%)
Federal Agriculture Mortgage Corp.
    7.200%, 10/15/98 ....................................     150       152,121

VA SHORT-TERM FIXED PORTFOLIO


CONTINUED




                                                         FACE
                                                        AMOUNT          VALUE+
                                                       --------   ------------
                                                        (000)
Federal Home Loan Bank
    5.715%, 03/20/98................................   $   150    $   149,736
    5.100%, 01/26/99................................       300        295,056
Student Loan Marketing Association
    7.000%, 03/03/98................................       150        151,200
    6.250%, 06/30/98................................       150        150,376
                                                         -----    -----------
TOTAL AGENCY OBLIGATIONS
  (Cost $898,188)...................................                  898,489
                                                                  -----------
SUPRANATIONAL OBLIGATIONS -- (1.4%)
Inter-American Development Bank (Cost $156,258)
    9.450%, 09/15/98................................       150        156,000
                                                         -----    -----------
TOTAL INVESTMENTS -- (98.3%)
  (Cost $11,199,458)++..............................               11,199,259
                                                                  -----------
OTHER ASSETS AND LIABILITIES -- (1.7%)
 Other Assets.......................................                  401,228
 Payable for Investment Securities Purchased........                 (199,766)
 Other Liabilities..................................                   (6,610)
                                                                  -----------
                                                                      194,852
                                                                  -----------
NET ASSETS -- (100.0%) Applicable to 1,132,395
 Outstanding $.01 Par Value Shares
 (100,000,000 Shares Authorized)....................              $11,394,111
                                                                  -----------
                                                                  -----------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE...............................................             $     10.06
                                                                  -----------
                                                                  -----------
- --------------------
+See Note B to Financial Statements.
++Approximates cost for federal income tax purposes


       See accompanying Notes to Financial Statements.

                           VA GLOBAL BOND PORTFOLIO

                            STATEMENT OF NET ASSETS

                                 MAY 31, 1997
                                  (UNAUDITED)

                                         FACE
                                        AMOUNT@    VALUE+
                                       --------  ----------
                                         (000)
CANADA -- (20.6%)
BONDS -- (20.6%)
British Columbia (Province of)
   7.750%, 06/16/03..................      250   $  194,728
Canada (Government of)
   7.250%, 06/01/03..................      400      306,380
General Electric Capital Canada,
  Inc.
   6.875%, 12/31/01..................      250      186,835
Kansai International Airport Co.,
  Ltd.
   8.000%, 07/02/03..................      200      155,956
SNCF (Societe Nationale des Chemins
  de Fer Francaise)
   9.250%, 12/20/01..................      200      161,923
Toyota Credit Canada Inc.
   7.375%, 12/31/01..................      100       76,110
Toyota Credit Canada, Inc.
   8.000%, 12/29/00..................      200      155,189
                                                 ----------
TOTAL BONDS
  (Cost $1,265,051)..................             1,237,121
                                                 ----------
INVESTMENT IN CURRENCY -- (0.0%)
 *Canadian Dollars
   (Cost $65)........................                    65
                                                 ----------
TOTAL -- CANADA
  (Cost $1,265,116)..................             1,237,186
                                                 ----------
FRANCE -- (17.7%)
BONDS -- (17.7%)
Caisse d'Amortissement et de Dette
  Sociale
   5.500%, 04/25/02..................      800      142,121
European Investment Bank
   8.500%, 02/20/02..................    1,500      299,246
France (Government of)
   8.500%, 04/25/03..................      600      121,590
   6.750%, 10/25/03..................      500       93,339
France (Government of) BTAN
   4.750%, 03/12/02..................    1,000      172,800
Regie Autonome des Transports
  Parisiens SA
   6.000%, 09/24/03..................      800      143,243
Suedwestdeutsche Landesbank Giro &
  Suedwestlb Capital Markets P.L.C.
   6.000%, 03/08/02..................      500       90,523
                                                 ----------
TOTAL -- FRANCE
  (Cost $1,095,624)..................             1,062,862
                                                 ----------
JAPAN -- (17.5%)
BONDS -- (17.5%)
Asian Development Bank
   5.000%, 02/05/03..................   14,000      138,076
Austria (Republic of)
   6.250%, 10/16/03..................   13,000      136,969
Credit Local de France SA
   6.000%, 10/31/01..................    9,000       90,271

                                        FACE
                                       AMOUNT@      VALUE+
                                       -------   ----------
                                        (000)

Deutsche Siedlungs Landesrentenbank
   2.600%, 07/10/02..................   32,000   $  282,199
Inter-American Development Bank
   6.000%, 10/30/01..................   25,000      251,718
Japan Development Bank
   6.500%, 09/20/01..................   15,000      153,350
                                                 ----------
TOTAL -- JAPAN
  (Cost $1,055,220)..................             1,052,583
                                                 ----------
GERMANY -- (15.1%)
BONDS -- (15.1%)

Germany (Republic of)
   8.000%, 01/21/02..................      550      363,599
LB Rheinland-Pfalz Finance BV
   5.375%, 02/12/02..................      300      179,315
Minnesota Mining and Manufacturing
  Co.
   5.000%, 10/15/01..................      300      177,542
World Bank (International Bank for
  Reconstruction and Development)
   6.125%, 09/27/02..................      300      184,318
                                                 ----------
TOTAL BONDS
  (Cost $983,109)....................               904,774
                                                 ----------
INVESTMENT IN CURRENCY -- (0.0%)
 *German Marks
   (Cost $2).........................                     2
                                                 ----------
TOTAL -- GERMANY
  (Cost $983,111)....................               904,776
                                                 ----------
AUSTRALIA -- (7.6%)
BONDS -- (7.6%)
ABN-Amro Australia, Ltd.
   8.250%, 11/03/00..................      200      158,926
Queensland Treasury Corp.
   8.000%, 05/14/03..................      150      118,852
State Bank of New South Wales
   11.750%, 08/16/01.................      200      177,549
                                                 ----------
TOTAL -- AUSTRALIA
  (Cost $457,886)....................               455,327
                                                 ----------
NETHERLANDS -- (4.7%)
BONDS -- (4.7%)
Bank Nederlandse Gemeenten
   7.625%, 12/16/02..................      250      145,269
Netherlands (Kingdom of)
   5.750%, 09/15/02..................      250      134,906
                                                 ----------
TOTAL BONDS
  (Cost $291,910)....................               280,175
                                                 ----------
INVESTMENT IN CURRENCY -- (0.0%)
 *Netherlands Guilder
   (Cost $81)........................                    82
                                                 ----------
TOTAL -- NETHERLANDS
  (Cost $291,991)....................               280,257
                                                 ----------

VA GLOBAL BOND PORTFOLIO

CONTINUED

                                             FACE
                                            AMOUNT@         VALUE+
                                           ---------     ------------
                                             (000)
UNITED KINGDOM -- (4.5%)
BONDS -- (4.5%)
Nippon Telegraph & Telephone Corp.
   10.875%, 05/10/01......................        75      $   136,354
Oesterreichische Kontrollbank AG
   9.250%, 07/15/02.......................        75          131,580
                                                         ------------
TOTAL -- UNITED KINGDOM
  (Cost $249,677).........................                    267,934
                                                         ------------
UNITED STATES -- (3.0%)
U.S. TREASURY OBLIGATIONS -- (3.0%)
U.S. Treasury Notes
   6.875%, 03/31/00.......................       180          182,362
TEMPORARY CASH INVESTMENTS --
  (5.6%)
Repurchase Agreement, PNC Capital
   Markets Inc. 5.25%, 06/02/97
   (Collateralized by U.S. Treasury
   Notes 6.00%, 08/15/99)..........              334          334,000
                                                         ------------
TOTAL INVESTMENTS -- (96.3%)
  (Cost $5,915,561)++..............                         5,777,287
                                                         ------------
OTHER ASSETS AND LIABILITIES --
  (3.7%)
 Other Assets......................                           276,105
 Unrealized Gain on Forward
   Currency Contracts..............                            31,036
 Liabilities.......................                           (84,878)
                                                         ------------
                                                              222,263
                                                         ------------
NET ASSETS -- (100.0%) Applicable
  to 576,274 Outstanding $.01 Par
  Value Shares (100,000,000 Shares
  Authorized).....................                       $  5,999,550
                                                         ============

NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE.......                      $      10.41
                                                         ============
---------------------
+See Note B to Financial Statements.
*Non-Income Producing Securities
@Denominated in local currency.
++Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 1997
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                                    VA SMALL    VA LARGE    VA INTERNATIONAL
                                                                                      VALUE       VALUE          VALUE
                                                                                    PORTFOLIO   PORTFOLIO      PORTFOLIO
                                                                                    ---------   ---------   ----------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes withheld of $0, $0 and $15,
   respectively).................................................................     $   58      $  176          $150
  Interest.......................................................................         10          13            15
  Income from Securities Lending.................................................         --          --             7
                                                                                      ------      ------          ----
    Total Investment Income......................................................         68         189           172
                                                                                      ------      ------          ----

EXPENSES
  Investment Advisory Services...................................................         25          20            25
  Accounting & Transfer Agent Fees...............................................          7          10             9
  Custodians' Fees...............................................................          1           1             8
  Legal Fees.....................................................................          1           1             1
  Audit Fees.....................................................................         --           1             1
  Filing Fees....................................................................         --           1             1
  Shareholders' Reports..........................................................          1           3             3
  Directors' Fees and Expenses...................................................         --           1            --
  Organization Costs.............................................................          1           3             2
  Other..........................................................................          1           1             1
                                                                                      ------      ------          ----
    Total Expenses...............................................................         37          42            51
                                                                                      ------      ------          ----
  NET INVESTMENT INCOME..........................................................         31         147           121
                                                                                      ------      ------          ----

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
 CURRENCY
  Net Realized Gain on Investment Securities.....................................        281         427            80
  Net Realized Loss on Foreign Currency Transactions.............................         --          --           (12)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency...................................        902       1,268           457
    Translation of Foreign Currency Denominated Amounts..........................         --          --            (1)
                                                                                      ------      ------          ----
  NET GAIN ON INVESTMENT SECURITIES AND FOREIGN CURRENCY.........................      1,183       1,695           524
                                                                                      ------      ------          ----
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.............................     $1,214      $1,842          $645
                                                                                      ======      ======          ====

                See accompanying Notes to Financial Statements

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS


                     FOR THE SIX MONTHS ENDED MAY 31, 1997
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                                       VA
                                                                                  INTERNATIONAL    VA SHORT-TERM     VA GLOBAL
                                                                                      SMALL            FIXED            BOND
                                                                                    PORTFOLIO        PORTFOLIO       PORTFOLIO
                                                                                    ---------        ---------       ---------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes withheld of $8, $0 and $0,
   respectively).................................................................        $  67               --            --
  Interest.......................................................................            9             $285         $ 118
  Income from Securities Lending.................................................            5               --            --
                                                                                         -----             ----         -----
    Total Investment Income......................................................           81              285           118
                                                                                         -----             ----         -----

EXPENSES
  Investment Advisory Services...................................................           18               12             6
  Accounting & Transfer Agent Fees...............................................            6                4             5
  Custodians' Fees...............................................................            7                1             1
  Legal Fees.....................................................................            1                1             1
  Audit Fees.....................................................................           --               --             1
  Filing Fees....................................................................           --                1            --
  Shareholders' Reports..........................................................            2                1             1
  Directors' Fees and Expenses...................................................           --               --            --
  Organization Costs.............................................................            1                1             3
  Other..........................................................................            1                1            --
                                                                                         -----             ----         -----
    Total Expenses...............................................................           36               22            18
                                                                                         -----             ----         -----
  NET INVESTMENT INCOME..........................................................           45              263           100
                                                                                         -----             ----         -----

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
 CURRENCY
  Net Realized Gain on Investment Securities.....................................           38                1            17
  Net Realized Gain (Loss) on Foreign Currency Transactions......................           (3)              --           191
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency...................................         (158)             (23)         (191)
    Translation of Foreign Currency Denominated Amounts..........................           (1)              --            13
                                                                                         -----             ----         -----
  NET GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN CURRENCY..................         (124)             (22)           30
                                                                                         -----             ----         -----
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..................        $ (79)            $241         $ 130
                                                                                         -----             ----         -----


        See accompanying Notes to Financial Statements

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS
                            (Amounts in Thousands)

                                                     VA SMALL                     VA LARGE
                                                  VALUE PORTFOLIO              VALUE PORTFOLIO
                                              -----------------------    --------------------------
                                                              YEAR                         YEAR
                                              SIX MONTHS      ENDED        SIX MONTHS     ENDED
                                              ENDED MAY     NOV. 30,       ENDED MAY     NOV. 30,
                                               31, 1997       1996          31, 1997       1996
                                             -----------   -----------    -----------    --------
                                             (UNAUDITED)                  (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net Investment Income......................  $      31       $   19      $     147      $   137
 Net Realized Gain on Investment
   Securities...............................        281           76            427          479
 Net Realized Loss on Foreign
   Currency Transactions....................         --           --             --           (1)
 Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
     Currency...............................        902        1,079          1,268        1,191
                                              ---------       ------      ---------      -------

   Net Increase in Net Assets
     Resulting from Operations..............      1,214        1,174          1,842        1,806
                                              ---------       ------      ---------      -------

Distributions From:
 Net Investment Income......................        (22)          (9)         (118)          (86)
 Net Realized Gains.........................        (76)          --          (480)           (2)
                                              ---------       ------      ---------      --------
     Total Distributions....................        (98)          (9)         (598)          (88)
                                              ---------       ------      ---------      --------

Capital Share Transactions (1):
 Shares Issued..............................      4,370        2,156          5,824        5,754
 Shares Issued in Lieu of Cash
   Distributions............................         98            9            598           88
 Shares Redeemed............................       (892)        (120)       (1,322)         (552)
                                              ---------       ------      ---------      --------

   Net Increase From Capital Share
     Transactions...........................      3,576        2,045          5,100        5,290
                                              ---------       ------      ---------      --------

     Total Increase.........................      4,692        3,210          6,344        7,008

NET ASSETS
 Beginning of Period........................      8,058        4,848         13,570        6,562
                                              ---------       ------      ---------      --------
 End of Period..............................  $  12,750       $8,058      $  19,914      $13,570
                                              =========       ======      =========      ========

(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.............................        361          195            435          465
  Shares Issued in Lieu of Cash
    Distributions...........................          8            1             46            7
  Shares Redeemed...........................        (72)         (11)          (98)          (45)
                                              ---------       ------      ---------      --------
                                                    297          185            383          427
                                              =========       ======      =========      ========


        See accompanying Notes to Financial Statements

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS
                            (AMOUNTS IN THOUSANDS)

                                                 VA INTERNATIONAL                  VA INTERNATIONAL
                                                 VALUE PORTFOLIO                   SMALL PORTFOLIO
                                              -----------------------         --------------------------
                                                               YEAR                              YEAR
                                              SIX MONTHS      ENDED           SIX MONTHS         ENDED
                                               ENDED MAY     NOV. 30,          ENDED MAY        NOV. 30,
                                               31, 1997        1996            31, 1997           1996
                                              -----------    --------         -----------       --------
                                              (UNAUDITED)                     (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net Investment Income......................  $     121      $    90          $        45       $    34
 Net Realized Gain on Investment
   Securities...............................         80           58                   38           136
 Net Realized Gain (Loss) on Foreign
   Currency Transactions....................        (12)           2                   (3)            1
 Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
     Currency...............................        457          694                 (158)          204
   Translation of Foreign Currency
     Denominated Amounts....................         (1)           3                   (1)            2
                                              ---------      -------           ----------       -------
   Net Increase (Decrease) in Net
     Assets Resulting from
     Operations.............................        645          847                  (79)          377
                                              ---------      -------           ----------       -------
Distributions From:
 Net Investment Income......................       (100)          --                  (37)           --
 Net Realized Gains.........................        (44)          (8)                (136)           --
                                              ---------      -------           ----------       -------
     Total Distributions....................       (144)          (8)                (173)           --
                                              ---------      -------           ----------       -------
Capital Share Transactions (1):
 Shares Issued..............................      5,326        5,279                3,066           802
 Shares Issued in Lieu of Cash
   Distributions............................        144            8                  173            --
 Shares Redeemed............................       (734)        (623)                (381)          (28)
                                              ---------      -------           ----------       -------
   Net Increase From Capital Share
     Transactions...........................      4,736        4,664                2,858           774
                                              ---------      -------           ----------       -------
     Total Increase.........................      5,237        5,503                2,606         1,151
NET ASSETS
 Beginning of Period........................     10,517        5,014                6,007         4,856
                                              ---------      -------           ----------       -------
 End of Period..............................  $  15,754      $10,517           $    8,613        $6,007
                                              ==========     =======           ==========       =======

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued.............................       489          477                  317            75
   Shares Issued in Lieu of Cash
    Distributions...........................         13            1                   18            --
   Shares Redeemed...........................       (66)         (57)                 (39)           (3)
                                              ----------     --------         -----------       -------
                                                    436          421                  296            72
                                              ==========     ========         ===========       =======


        See accompanying Notes to Financial Statements

                     DFA INVESTMENT DIMENSIONS GROUP INC.


                      STATEMENTS OF CHANGES IN NET ASSETS
                            (AMOUNTS IN THOUSANDS)

                                              VA SHORT-TERM                     VA GLOBAL
                                             FIXED PORTFOLIO                 BOND PORTFOLIO
                                       ------------------------         -------------------------
                                                         YEAR                              YEAR
                                       SIX MONTHS       ENDED            SIX MONTHS        ENDED
                                        ENDED MAY      NOV. 30,          ENDED MAY       NOV. 30,
                                        31, 1997         1996             31, 1997         1996
                                       -----------     --------         -----------      --------
                                       (UNAUDITED)                      (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net Investment Income................  $     263         $  271         $     100        $  119
 Net Realized Gain (Loss) on
   Investment Securities..............          1             (1)               17            93
 Net Realized Gain on Foreign
   Currency Transactions..............         --             --               191           206
 Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
     Currency.........................        (23)            24              (191)          (86)
   Translation of Foreign Currency
     Denominated Amounts..............         --             --                13           (22)
                                        ---------         ------         ---------        ------
   Net Increase in Net Assets
     Resulting from Operations........        241            294               130           310
                                        ---------         ------         ---------        ------
Distributions From:
 Net Investment Income................       (242)          (262)             (261)         (132)
 Net Realized Gains                            --             --               (93)           --
                                        ---------         ------         ---------        ------
     Total Distributions..............       (242)          (262)             (354)         (132)
                                        ---------         ------         ---------        ------
Capital Share Transactions (1):
 Shares Issued........................      4,685          3,072             2,730            --
 Shares Issued in Lieu of Cash
   Distributions......................        242            262               354           132
 Shares Redeemed......................     (1,321)          (618)             (563)           --
                                        ---------         ------         ---------        ------
   Net Increase From Capital Share
     Transactions.....................      3,606          2,716             2,521           132
                                        ---------         ------         ---------        ------
     Total Increase...................      3,605          2,748             2,297           310
NET ASSETS
 Beginning of Period..................      7,789          5,041             3,703         3,393
                                        ---------         ------         ---------        ------
 End of Period........................  $  11,394         $7,789         $   6,000        $3,703
                                        =========         ======         =========        ======
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.......................        467            306               263            --
  Shares Issued in Lieu of Cash
    Distributions.....................         24             26                35            12
  Shares Redeemed.....................       (132)           (61)              (54)           --
                                        ---------         ------         ---------        ------
                                              359            271               244            12
                                        =========         ======         =========        ======


        See accompanying Notes to Financial Statements

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS
               (For a share outstanding throughout each period)

                                                              VA SMALL                           VA LARGE
                                                           VALUE PORTFOLIO                    VALUE PORTFOLIO
                                                  ---------------------------------   ---------------------------------
                                                                 YEAR                                YEAR
                                                  SIX MONTHS     ENDED      OCT. 3,   SIX MONTHS     ENDED     JAN. 13,
                                                  ENDED MAY     NOV. 30,    TO NOV.    ENDED MAY    NOV. 30,    TO NOV.
                                                   31, 1997      1996      30, 1995    31, 1997      1996      30, 1995
                                                  ----------   ---------   --------   ----------   ---------   --------
                                                  (UNAUDITED)                         (UNAUDITED)
Net Asset Value, Beginning of Period...........     $ 11.75     $  9.69     $10.00      $ 13.46    $ 11.29      $10.00
                                                    -------     -------     ------      -------    -------      ------
INCOME FROM INVESTMENT OPERATIONS
 Net Investment Income.........................        0.03        0.03       0.01         0.11       0.17        0.19
 Net Gains (Losses) on Securities
  (Realized and Unrealized)....................        1.33        2.05      (0.31)        1.31       2.12        1.85
                                                    -------     -------     ------      -------    -------      ------
  Total from Investment Operations.............        1.36        2.08      (0.30)        1.42       2.29        2.04
                                                    -------     -------     ------      -------    -------      ------
LESS DISTRIBUTIONS
 Net Investment Income.........................       (0.03)      (0.02)     (0.01)       (0.11)     (0.12)      (0.16)
 Net Realized Gains............................       (0.11)         --         --        (0.46)        --       (0.59)
                                                    -------     -------     ------      -------    -------      ------
  Total Distributions..........................       (0.14)      (0.02)     (0.01)       (0.57)     (0.12)      (0.75)
                                                    -------     -------     ------      -------    -------      ------
Net Asset Value, End of Period.................     $ 12.97     $ 11.75     $ 9.69      $ 14.31    $ 13.46      $11.29
                                                    =======     =======     ======      =======    =======      ======
Total Return...................................       11.67%#     21.47%     (3.04)%#     11.00%#    20.45%      20.41%#
Net Assets, End of Period (thousands)..........     $12,750     $ 8,058     $4,848      $19,914    $13,570      $6,562
Ratio of Expenses to Average Net
 Assets........................................        0.75%*      1.05%      0.99%*       0.53%*     1.03%       1.20%*
Ratio of Net Investment Income to
 Average Net Assets............................        0.60%*      0.34%      0.91%*       1.83%*     1.59%       2.03%*
Portfolio Turnover Rate........................       12.99%*      5.19%      0.00%*      14.26%*    18.54%      65.38%*
Average Commission Rate (1)....................     $0.0631     $0.0678        N/A      $0.0484    $0.0484         N/A

----------------

*  Annualized

#  Non-Annualized

(1) Computed by dividing the total amount of brokerage commissions paid by the total shares of investment securities purchased and sold during the period for which commissions were charged, as required by the SEC for fiscal years beginning after September 1, 1995.

                See accompanying Notes to Financial Statements

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS
               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                          VA INTERNATIONAL                    VA INTERNATIONAL
                                                          VALUE PORTFOLIO                     SMALL PORTFOLIO
                                                  --------------------------------    --------------------------------
                                                                YEAR                                YEAR
                                                  SIX MONTHS    ENDED     OCT. 3,     SIX MONTHS    ENDED      OCT. 3,
                                                  ENDED MAY    NOV. 30,   TO NOV.     ENDED MAY    NOV. 30,    TO NOV.
                                                   31, 1997      1996    30, 1995      31, 1997      1996     30, 1995
                                                  ----------   -------   ---------    ----------   --------   --------
                                                  (UNAUDITED)                         (UNAUDITED)
Net Asset Value, Beginning of Period...........     $ 11.41    $ 10.03     $10.00       $ 10.48     $  9.71    $10.00
                                                    -------    -------     ------       -------     -------    ------
INCOME FROM INVESTMENT OPERATIONS
 Net Investment Income (Loss)..................        0.09       0.11         --          0.05        0.06     (0.01)
 Net Gains (Losses) on Securities
  (Realized and Unrealized)....................        0.26       1.29       0.03         (0.34)       0.71     (0.28)
                                                    -------    -------     ------       -------     -------    ------
  Total from Investment Operations.............        0.35       1.40       0.03         (0.29)       0.77     (0.29)
                                                    -------    -------     ------       -------     -------    ------
LESS DISTRIBUTIONS
 Investment Income.............................       (0.10)        --         --         (0.06)         --        --
 Net Realized Gains............................       (0.05)     (0.02)        --         (0.22)         --        --
                                                    -------    -------     ------       -------     -------    ------
  Total Distributions..........................       (0.15)     (0.02)        --         (0.28)         --        --
                                                    -------    -------     ------       -------     -------    ------
Net Asset Value, End of Period.................     $ 11.61    $ 11.41     $10.03       $  9.91     $ 10.48    $ 9.71
                                                    -------    -------     ------       -------     -------    ------
Total Return...................................        3.12%#    13.92%      0.30%#       (2.69)%#     7.93%    (2.90)%#
Net Assets, End of Period (thousands)..........     $15,754    $10,517     $5,014       $ 8,613     $ 6,007    $4,856
Ratio of Expenses to Average Net
 Assets........................................        0.80%*     1.17%      1.32%*        1.00%*      1.27%     2.52%*
Ratio of Net Investment Income to
 Average Net Assets............................        1.92%*     1.29%     (0.20)%*       1.27%*      0.63%    (0.39)%*
Portfolio Turnover Rate........................        6.09%*     4.14%      0.00%*        5.85%*      6.40%     0.00%*
Average Commission Rate (1)....................     $0.0090    $0.0080        N/A       $0.0158     $0.0200       N/A

----------------

*  Annualized

#  Non-Annualized

(1) Computed by dividing the total amount of brokerage commissions paid by the total shares of investment securities purchased and sold during the period for which commissions were charged, as required by the SEC for fiscal years beginning after September 1, 1995.

                See accompanying Notes to Financial Statements

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS
               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                   VA SHORT-TERM                           VA GLOBAL
                                                  FIXED PORTFOLIO                        BOND PORTFOLIO
                                         ----------------------------------    ----------------------------------
                                                         YEAR                                  YEAR
                                         SIX MONTHS     ENDED       OCT. 3,    SIX MONTHS     ENDED       OCT. 3,
                                         ENDED MAY     NOV. 30,     TO NOV.    ENDED MAY     NOV. 30,     TO NOV.
                                          31, 1997       1996      30, 1995     31, 1997       1996      30, 1995
                                         ----------    --------    --------    ----------    --------    --------
                                        (UNAUDITED)                            (UNAUDITED)
Net Asset Value, Beginning of Period...    $10.08       $10.04      $10.00       $11.14       $10.61      $10.00
                                           ------       ------      ------       ------       ------      ------
INCOME FROM INVESTMENT OPERATIONS
 Net Investment Income.................      0.27         0.48        0.08         0.21         0.37        0.48
 Net Gains (Losses) on Securities
  (Realized and Unrealized)............     (0.03)        0.04          --         0.07         0.57        0.81
                                           ------       ------      ------       ------       ------      ------
  Total from Investment Operations.....      0.24         0.52        0.08         0.28         0.94        1.29
                                           ------       ------      ------       ------       ------      ------
LESS DISTRIBUTIONS
 Net Investment Income.................     (0.26)       (0.48)      (0.04)       (0.74)       (0.41)      (0.57)
 Net Realized Gains....................        --           --          --        (0.27)          --       (0.11)
                                           ------       ------      ------       ------       ------      ------
  Total Distributions..................     (0.26)       (0.48)      (0.04)       (1.01)       (0.41)      (0.68)
                                           ------       ------      ------       ------       ------      ------
Net Asset Value, End of Period.........    $10.06       $10.08      $10.04       $10.41       $11.14      $10.61
                                           ------       ------      ------       ------       ------      ------
Total Return...........................      2.42%#       5.34%       0.81%#       2.78%#       9.16%      13.09%#
Net Assets, End of Period (thousands)..    $11,394      $7,789      $5,041       $6,000       $3,703      $3,393
Ratio of Expenses to Average Net
 Assets................................      0.44%*       0.70%       0.63%*       0.78%*       1.73%       1.31%*
Ratio of Net Investment Income to
 Average Net Assets....................      5.34%*       4.93%       5.11%*       4.25%*       3.43%       5.08%*
Portfolio Turnover Rate................      6.63%*      29.27%       0.00%*      57.63%*      88.93%      60.09%*

----------------

(Restated to reflect a 900% stock dividend as of January 2, 1996.)

*  Annualized

#  Non-Annualized

                See accompanying Notes to Financial Statements

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company. The Fund offers thirty portfolios, six of which (the "VA Portfolios") are included in this report. Of the remaining twenty-four portfolios, twenty-one are presented in a separate report and the remaining three portfolios have not yet commenced operations. The VA Portfolios are only available through a select group of insurance products.

   On December 20, 1995, the Board of Directors of DFA Investment Group Inc. approved a 900% stock dividend under Maryland Corporate Law which is treated as a 10 for 1 stock split for financial reporting purposes for VA Short-Term Fixed Portfolio and VA Global Bond Portfolio. The record date of the stock dividend was January 1, 1996, and the ex-date and payable dates were January 2, 1996. This was a tax-free event to the shareholders of these portfolios. All share and per share data as of and for the period ended November 30, 1995, have been restated to reflect the stock dividend.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   1. SECURITY VALUATION: Securities held by VA Small Value Portfolio and VA Large Value Portfolio (the "Domestic Equity Portfolios") which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Securities held by VA International Value Portfolio and VA International Small Portfolio (the "International Equity Portfolios") which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded.

   Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Directors.

   Securities held by VA Short-Term Fixed Portfolio and VA Global Bond Portfolio are valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Securities for which quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Directors.

   2. FOREIGN CURRENCY: Securities, other assets and liabilities of the International Equity Portfolios and VA Global Bond Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars at the bid price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. VA Global Bond Portfolio also enters into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are also marked to market daily based on daily exchange rates.

   The International Equity Portfolios do not generally isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, VA Global Bond Portfolio does isolate the effect of fluctuations in foreign currency rates when determining the gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

     Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amount of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and VA Global Bond Portfolio and the U.S. dollar equivalent amounts actually received or paid.

     3. FEDERAL INCOME TAXES: It is the VA Portfolios' intention to continue to qualify as a regulated investment company and distribute all of their taxable income. Accordingly, no provision for Federal taxes is required in the financial statements.

     4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a VA Portfolio are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

C. INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("the Advisor") provides investment advisory services to the VA Portfolios. For the six months ended May 31, 1997, the VA Portfolios' advisory fees were computed daily and paid monthly to the Advisor based on the following effective annual rates of:

VA Small Value Portfolio..................................  .50 of 1%
VA Large Value Portfolio..................................  .25 of 1%
VA International Value Portfolio..........................  .40 of 1%
VA International Small Portfolio..........................  .50 of 1%
VA Short-Term Fixed Portfolio.............................  .25 of 1%
VA Global Bond Portfolio..................................  .25 of 1%

     Certain officers of the VA Portfolios are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

     For the six months ended May 31, 1997, the VA Portfolios made the following purchases and sales of investment securities (amounts in thousands):

                                                                                       OTHER
                                                            U.S. GOVERNMENT          INVESTMENT
                                                               SECURITIES            SECURITIES
                                                         --------------------     ------------------
                                                          PURCHASES     SALES     PURCHASES    SALES
                                                          ---------     -----     ---------    -----
VA Small Value Portfolio................................       --          --       $3,690     $  641
VA Large Value Portfolio................................       --          --        5,400      1,119
VA International Value Portfolio........................       --          --        5,156        375
VA International Small Portfolio........................       --          --        2,830        202
VA Short-Term Fixed Portfolio...........................   $1,747        $301        2,820      1,127
VA Global Bond Portfolio................................       --          --        3,443      1,241

E. INVESTMENT TRANSACTIONS:

     At May 31, 1997, gross unrealized appreciation and depreciation for financial reporting and federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

                                                      GROSS UNREALIZED     GROSS UNREALIZED
                                                        APPRECIATION         DEPRECIATION          NET
                                                      ----------------     ----------------     ---------
VA Small Value Portfolio............................      $  2,520            $  (698)          $   1,822
VA Large Value Portfolio............................         3,256               (181)              3,075
VA International Value Portfolio....................         2,066               (890)              1,176
VA International Small Portfolio....................           901               (999)
(98)
VA Short-Term Fixed Portfolio.......................            10                (10)                 --
VA Global Bond Portfolio............................            67               (205)
(138)

     At November 30, 1996, VA Short-Term Fixed Portfolio had a capital loss carryover for federal income tax purposes of approximately $1,500 which expires on November 30, 2004.

F. FINANCIAL INSTRUMENTS:

     In accordance with the VA Portfolios' Investment Objectives and Policies, the VA Portfolios may invest in certain financial instruments which have off-balance sheet risk and concentrations of credit risk. These instruments and their significant corresponding risks are described below:

     1. REPURCHASE AGREEMENTS. The VA Portfolios may purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian. All open repurchase agreements were entered into on May 30, 1997.

     2. FORWARD CURRENCY CONTRACTS: VA Global Bond Portfolio may enter into forward foreign currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies. At May 31, 1997, VA Global Bond Portfolio had entered into the following contracts and the related net unrealized foreign exchange gain is reflected in the accompanying financial statements:

                                                                                           UNREALIZED
                                                                                            FOREIGN
EXPIRATION                                            CONTRACT          VALUE AT MAY        EXCHANGE
  DATE         CURRENCY SOLD                           AMOUNT             31, 1997        GAIN (LOSS)
------------------------------------------------------------------------------------------------------
 06/12/97      477,539  French Francs                   $   82,449        $   82,734       $     (285)
 06/12/97      620,034  Australian Dollar                  483,393           472,839           10,554
 06/12/97    5,822,105  French Francs                    1,012,448         1,008,681            3,767
 06/30/97      558,298  Netherlands Guilder                292,833           291,083            1,750
 06/30/97    1,597,892  German Marks                       943,708           934,987            8,721
 06/30/97      171,645  British Pound Sterling             280,960           280,125              835
 06/30/97    1,749,654  Canadian Dollar                  1,267,204         1,267,039              165
 07/02/97  125,511,493  Japanese Yen                     1,083,806         1,078,277            5,529
                                                     -------------     -------------       ----------
                                                     $   5,446,801     $   5,415,765       $   31,036
                                                     =============     =============       ==========

     Risks may arise upon entering into these contracts from the potential inability of counter parties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar. VA Global Bond Portfolio will enter into forward contracts only for hedging purposes.

     3. FOREIGN MARKETS RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

G. LINE OF CREDIT

 In July, 1996, the VA Portfolios, together with other DFA-advised portfolios, entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit during the six months ended May 31, 1997.

H. COMPONENTS OF NET ASSETS:

                                                                                   AT MAY 31, 1997 NET ASSETS CONSIST OF:
                                                                                           (AMOUNTS IN THOUSANDS)
                                                                                   VA SMALL       VA LARGE   VA INTERNATIONAL
                                                                                     VALUE           VALUE         VALUE
                                                                                   PORTFOLIO      PORTFOLIO     PORTFOLIO
                                                                                  -------------   ---------   ----------------
Paid-In Capital.................................................................        $10,624     $16,331       $14,388
Undistributed Net Investment Income.............................................             23          82           113
Undistributed Net Realized Gain.................................................            281         426            86
Accumulated Net Realized Foreign Exchange Loss..................................             --          --           (12)
Unrealized Appreciation of Investment Securities and Foreign Currency...........          1,822       3,075         1,176
Unrealized Net Foreign Exchange Gain............................................             --          --             3
                                                                                        -------   ---------       -------
                                                                                        $12,750     $19,914       $15,754
                                                                                        =======   =========       =======


                                                                                 VA INTERNATIONAL  VA SHORT-TERM   VA GLOBAL
                                                                                      SMALL           FIXED          BOND
                                                                                    PORTFOLIO        PORTFOLIO      PORTFOLIO
                                                                                 ----------------  -------------   ----------
Paid-In Capital.................................................................        $ 8,631     $11,342           $ 5,862
Undistributed Net Investment Income.............................................             43          52                36
Undistributed Net Realized Gain.................................................             38          --                17
Undistributed Net Realized Foreign Exchange Gain (Loss).........................             (3)         --               191
Unrealized Depreciation of Investment Securities and Foreign Currency...........            (98)         --              (138)
Unrealized Net Foreign Exchange Gain............................................              2          --                32
                                                                                        -------   ---------           -------
                                                                                        $ 8,613     $11,394           $ 6,000
                                                                                        =======    ========           =======

I. SECURITIES LENDING

 Loans of international securities are required at all times to be secured by collateral at least equal to 105% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the VA Portfolios or, at the option of the lending agent, replace the loaned securities. The market value of securities on loan to brokers and the related collateral cash received at May 31, 1997, is as follows:

                                                                                 VALUE OF SECURITIES  VALUE OF COLLATERAL
                                                                                        ON LOAN       AND INDEMNIFICATION
                                                                                 -------------------- -------------------
VA International Value Portfolio...............................................      $2,988,591           $3,191,270
VA International Small Portfolio...............................................         881,358              942,862

                          Montgomery Variable Series:
                                  Growth Fund

                              Semi-Annual Report
                                 June 30, 1997



                            [PICTURE APPEARS HERE]
                              Invest wisely./sm/
                             The Montgomery Funds

Montgomery Variable Series: Growth Fund
Portfolio Highlights
June 30, 1997 (unaudited)
-------------------------------------------------------------------------------
Investment Review

Q:   How did the Fund perform from July 1, 1996, through
     June 30, 1997?

A: The Fund gained 28.66 % over that time frame. And though that is solid performance in absolute terms, it did lag the S&P 500. This reflects a significant trend over the past year: The largest companies in the stock market generated the highest returns for investors. In fact, the 35 largest stocks in the S&P 500 accounted for approximately 50% of its total return over that time period. Our focus on buying the best combination of growth stocks that are available at the most attractive prices has led us to somewhat smaller companies, so we were a bit disadvantaged over the most recent year compared with the S&P 500.

Q: The Fund turned in a double-digit gain during the second quarter of 1997. What were some of the factors behind that performance?

A: Many individual stock positions contributed to the Fund's performance over this period. This was a time when market leadership broadened out. New areas of the market in which we have identified attractive opportunities, including some cycle-sensitive and smaller names, participated in the advance. This was positive for the Fund's performance. We should reiterate, however, that we do not make portfolio decisions based on broad trends or themes. Our investment approach is bottom-up, and our weightings are a by-product of that process.

Q:   What's your perspective on the U.S. economy right now?

A: Economic growth has moderated somewhat, after an unsustainably strong first quarter. Demand continues to ease, inflation remains dormant and interest rates have declined. The Federal Reserve did not tighten monetary policy at either its May 20 or July 2 meeting. The stock market reacted very favorably to this positive environment, although investors and economists continue to debate whether demand has moderated sufficiently to defuse pressure on already tight labor markets. So far, wage-based inflation remains under control, as consolidations, layoffs, restructuring and productivity gains have helped keep a lid on costs.

Q:   And your view of the stock market?

A: If you take the S&P 500 as a proxy for the market, it appears to be fully valued from a historical perspective. Over the past 100 years, the S&P 500's price/earnings (P/E) multiple has ranged from around 11 times on the low end to about 18 times on the high side. Right now, the S&P 500 is trading at a P/E of nearly 20 times its expected 1997 earnings. As a result, we doubt that further P/E expansion is likely. Stocks should be able to continue appreciating along with earnings growth, so long as the backdrop remains benign. At the moment, consensus expectations for the S&P 500's 1997 earnings-growth rate is in the 8 to 10% range. It is therefore unlikely that the backdrop for a dramatic rally is in place unless interest rates continue to decline.

Portfolio Management
-------------------------------------------------------
Roger W. Honour....Senior Portfolio Manager
Andrew Pratt..............Portfolio Manager
Kathryn M. Peters.........Portfolio Manager
-------------------------------------------------------
Fund Performance
-------------------------------------------------------
         Average annual total returns for the
                 periods ended 6/30/97
-------------------------------------------------------
              Montgomery Variable Series:
                      Growth Fund

Since inception (2/9/96).............32.61%
One Year.............................28.66%

                    S&P 500 Index

Since (1/31/96)......................28.97%
One Year.............................34.68%
------------------------------------------------------
Past performance is no guarantee of future results. Net asset value, investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

            Growth of a $10,000 Investment

    COMPARISON OF 5-YEAR CUMULATIVE TOTAL RETURN
    AMONG MONTGOMERY VARIABLE SERIES: GROWTH FUND
        S&P 500 INDEX AND S&P FINANCIAL INDEX

Measurement Period       Montgomery Variable  S&P


(Fiscal Year Covered)    Series: Growth Fund  500 INDEX
-------------------------------------------------------
FYE 01/1996              $                    $100.00
Measurement Pt-
02/09/1996               $100.00              $
FYE 02/1996              $100.40              $100.93
FYE 03/1996              $104.37              $101.90
FYE 04/1996              $110.81              $103.40
FYE 05/1996              $117.66              $106.07
FYE 06/1996              $115.08              $106.47
FYE 07/1996              $110.02              $101.77
FYE 08/1996              $114.48              $103.92
FYE 09/1996              $119.54              $109.76
FYE 10/1996              $122.72              $112.79
FYE 11/1996              $128.17              $121.31
FYE 12/1996              $127.22              $118.90
FYE 01/1997              $131.66              $126.33
FYE 02/1997              $131.25              $127.32
FYE 03/1997              $126.71              $122.10
FYE 04/1997              $131.45              $129.38
FYE 05/1997              $142.29              $137.29
FYE 06/1997              $148.07              $143.39

---------------------------------------------------------
* The Standard & Poor's 500 Index is
  composed of 500 widely held common stocks listed on the NYSE, AMEX, and OTC market.

Montgomery Variable Series: Growth Fund
Portfolio Highlights
June 30, 1997 (unaudited)


Q:   How will these views affect your portfolio strategy, if at all?

A: We think that the most attractive opportunities in the U.S. market right now lie in somewhat smaller-cap stocks and selected cycle-sensitive issues. Investors have ignored some of these areas for quite a while, creating a valuation disparity. A great many medium-sized and smaller companies also offer higher growth rates than those in the S&P 500. We expect that the broadening of interest to these types of companies will continue, as more investors recognize the potential in these segments of the market.

Q:   Can you discuss a portfolio company that is an example of this?

A: Nordstrom, Inc., a company that we have invested in for quite a while, is the largest independently owned fashion retailer in the United States, offering a wide variety of high-quality apparel, shoes and accessories for women, men and children through 62 full-line stores. Nordstrom prides itself on quality, value, selection and service. It has been in business for 97 years, and the Nordstrom family still owns 23% of its outstanding shares, thereby aligning management's interests with those of other shareholders. The company is extremely well financed, which should allow it to continue expanding as opportunities are presented. Unlike many retailers, Nordstrom is consistently profitable, not just in the Christmas quarter. The company recently reported better-than-expected earnings and had upbeat comments about its future prospects and expansion possibilities. Even when Nordstrom was underperforming, it remained one of the most profitable retailers in the business.

     Despite all this, Nordstrom's stock price is about the same as it was six years ago. In fact, at the end of the second quarter its shares were trading at a discount to the market for the first time in more than a decade. Herein lies the opportunity, we believe, for investors to recognize Nordstrom's improving fundamentals and reward its shares with a higher valuation.

Q: Why should an investor consider the Montgomery Variable Series: Growth Fund right now?

A: Although we have a generally positive view of the market, we believe that its historically high valuations make it more crucial than ever for investors to maintain a dual focus on growth and value. Our investment philosophy strikes a balance between the two. We use proprietary, quantitative screening techniques to pinpoint long-term, positive, fundamental change in a company's business and its expected earnings. We then conduct fundamental analysis to determine whether this improvement is sustainable and to project what we believe the appropriate valuation of the stock should be. Our goal is to identify long-term, fundamental improvement before that potential is widely recognized by the market, and to avoid overpaying for the future prospects of the company. Over the long term, we think that this strategy will best serve the interests of our shareholders.

     This Fund remains well diversified, with more than 50 companies across 35 different industries. The portfolio's weighted average market cap is approximately $9 billion. The average 1997 earnings growth of our holdings (based on consensus expectations) is 28%. Again, that contrasts with expected earnings growth of about 10% for the S&P 500. The P/E ratio of our portfolio is about 18. In other words, we expect our portfolio to deliver nearly triple the earnings growth of the S&P 500 at a slightly lower P/E.

Montgomery Variable Series: Growth Fund
Portfolio Highlights
June 30, 1997 (unaudited)



                     Top Five Industries
               (as a percentage of net assets)
     ----------------------------------------------------
       Retail Trade..............................9.1%
       Pulp and Paper............................8.7
       Machinery and Tools.......................8.7
       Software Systems..........................7.4
       Telecommunications Equipment..............5.5
     ----------------------------------------------------


                       Top Ten Holdings
               (as a percentage of net assets)
     ----------------------------------------------------
       Avid Technology Inc.......................4.5%
       JLK Direct Distribution Inc., Class A.....4.0
       Nordstrom, Inc............................4.0
       International Paper Company...............3.8
       Masco Corporation.........................3.3
       Octel Communications Corporation..........3.3
       Interstate Hotels Company.................3.2
       Canadian National Railway Company.........3.2
       Golden West Financial Corporation.........3.1
       Dayton Hudson Corporation.................3.1
     ----------------------------------------------------

Montgomery Variable Series: Growth Fund
Portfolio Investments
June 30, 1997 (unaudited)

Common Stocks-86.9%                                                     Value
    Shares                                                             (Note 1)
          Aerospace/Defense-0.5%
 1,100    Gulfstream Aerospace Corporation+                            $ 32,450
                                                                       --------
          Airlines-2.2%
 2,450    Federal Express Corporation+                                  141,487
                                                                       --------
          Apparel and Textiles-0.7%
   525    VF Corporation.                                                44,494
                                                                       --------
          Auto/Auto Parts-2.1%
 1,900    General Motors Corporation                                    105,806
   600    PACCAR, Inc.                                                   27,863
                                                                       --------
                                                                        133,669
                                                                       --------
          Banks/Savings and Loan-4.4%
   800    BankAmerica Corporation                                        51,650
   275    Citicorp                                                       33,155
 2,800    Golden West Financial Corporation                             196,000
                                                                       --------
                                                                        280,805
                                                                       --------
          Building Materials-3.3%
 5,125    Masco Corporation                                             213,969
                                                                       --------
          Business Services-2.1%
 2,700    AccuStaff Inc.+                                                63,956
   950    Computer Sciences Corporation+                                 68,519
                                                                       --------
                                                                        132,475
                                                                       --------
          Chemicals-1.0%
   750    Dow Chemical Company                                           65,344
                                                                       --------
          Conglomerates-1.2%
 1,150    Tyco International Ltd.                                        79,997
                                                                       --------
          Cosmetics and Personal Care-1.0%
   300    Unilever N.V., ADR                                             65,400
                                                                       --------
          Diversified Financial Services-0.6%
   700    Norwest Corporation                                            39,375
                                                                       --------
          Electronics-1.0%
   875    Raychem Corporation                                            65,078
                                                                       --------
          Food and Beverage-1.9%
 6,850    Fleming Companies, Inc.                                       123,300
                                                                       --------
          Health Care-0.6%
   500    Healthcare COMPARE Corporation+                                26,219
   200    Oxford Health Plans, Inc.+                                     14,356
                                                                       --------
                                                                         40,575
                                                                       --------

The accompanying notes are an integral part of these financial statements.

Montgomery Variable Series: Growth Fund
Portfolio Investments (continued)
June 30, 1997 (unaudited)


Common Stocks-(continued)                                         Value
     Shares                                                       (Note 1)
               Insurance -0.8%
     1,100     Life Re Corporation.                                $ 51,288
                                                                   --------
               Lodging-4.6%
     1,500     HFS Inc.+                                             87,000
     7,000     Interstate Hotels Company+                           206,062
                                                                   --------
                                                                    293,062
                                                                   --------
               Machinery and Tools-8.7%
    10,000     JLK Direct Distribution Inc., Class A+               256,250
     1,900     Manitowoc Company, Inc.                               88,825
     9,000     Octel Communications Corporation+                    210,656
                                                                   --------
                                                                    555,731
                                                                   --------
               Metals and Mining-2.3%
     1,000     Aluminum Company of America (Alcoa)                   75,375
     2,250     Freeport-McMoRan Copper and Gold, Inc. Series B       70,031
                                                                   --------
                                                                    145,406
                                                                   --------
               Newspapers/Publishing-3.1%
     1,600     Dow Jones & Company, Inc.                             64,300
     1,400     Time Warner, Inc.                                     67,550
     2,850     World Color Press, Inc.+                              67,688
                                                                   --------
                                                                    199,538
                                                                   --------
               Oil-5.0%
     2,600     Amerada Hess Corporation                             144,462
     1,725     Belco Oil & Gas Corporation+                          36,872
     5,650     Union Pacific Resources Group, Inc.                  140,544
                                                                   --------
                                                                    321,878
                                                                   --------
               Oilfield Equipment-2.6%
       900     Schlumberger Ltd.                                    112,500
     1,200     Tidewater Inc.                                        52,800
                                                                   --------
                                                                    165,300
                                                                   --------
               Pipelines-0.7%
     1,100     Enron Corporation                                     44,894
                                                                   --------
               Pulp and Paper-8.7%
     4,400     Boise Cascade Corporation                            155,375
     1,100     Champion International Corporation                    60,775
       600     Chesapeake Corporation                                20,250
     5,000     International Paper Company                          242,812
     1,100     Willamette Industries, Inc.                           77,000
                                                                   --------
                                                                    556,212
                                                                   --------


The accompanying notes are an integral part of these financial statements.

Montgomery Variable Series: Growth Fund
Portfolio Investments (continued)
June 30, 1997 (unaudited)

Common Stocks-(continued)                                               Value
   Shares                                                              (Note 1)
               Railroad - 3.2%
   4,700       Canadian National Railway Company                      $  205,625
                                                                      ----------
               Retail Trade-9.1%
   3,675       Dayton Hudson Corporation                                 195,464
   5,200       Nordstrom, Inc.                                           255,125
   2,900       Polo Ralph Lauren Corporation+                             79,388
   2,000       TJX Companies, Inc.                                        52,750
                                                                      ----------
                                                                         582,727
                                                                      ----------
               Semiconductors-1.4%
     966       Analog Devices Inc.+                                       25,659
     750       Texas Instruments, Inc.                                    63,047
                                                                      ----------
                                                                          88,706
                                                                      ----------
               Software Systems-7.4%
  10,900       Avid Technology Inc.+                                     288,169
     200       Structural Dynamics Research Corporation+                   5,256
  12,100       Sybase, Inc.+                                             179,231
                                                                      ----------
                                                                         472,656
                                                                      ----------
               Telecommunications-1.2%
   1,750       Newbridge Networks Corporation+                            76,125
                                                                      ----------
               Telecommunications Equipment-5.5%
   1,450       Ascend Communications, Inc.+                               56,958
   4,750       Aspect Telecommunications Corporation                     105,094
   3,500       Ericsson (L.M.) Telephone Company, Class B, ADR           137,922
     300       Northern Telecom Ltd.                                      27,300
   2,450       PictureTel Corporation+                                    23,312
                                                                      ----------
                                                                         350,586
                                                                      ----------
               Total Common Stocks (Cost $4,863,859)                   5,568,152
                                                                      ----------

Repurchase Agreements-20.3%
Principal Amount
$651,000       Agreement with Bear Stearns, Tri-Party, 6.200%
               dated 06/30/97, to be repurchased at $651,112,
               on 07/01/97, collateralized by $664,020 market
               value of U.S. Government securities, having
               various maturities and various interest rates             651,000
                                                                      ----------

 651,000       Agreement with Nikko Securities Company
               International Inc., Tri-Party, 6.200% dated
               06/30/97, to be repurchased at $651,112, on
               07/01/97, collateralized by $667,018 market
               value of U.S. Government securities, having
               various maturities and various interest rates             651,000
                                                                      ----------
               Total Repurchase Agreements (Cost $1,302,000)           1,302,000
                                                                      ----------


The accompanying notes are an integral part of these financial statements.

Montgomery Variable Series: Growth Fund
Portfolio Investments (continued)
June 30, 1997 (unaudited)

                                                                       Value
                                                                      (Note 1)
Total Investments (Cost $6,165,859*)                 107.2%          $6,870,152
Other Assets and Liabilities (Net)                    (7.2)            (463,244)
                                                     =====           ==========
Net Assets                                           100.0%          $6,406,908
                                                     =====           ==========

----------------------------------
*   Aggregate cost for Federal tax purposes.
+   Non-income producing security.

Abbreviation:
ADR   American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

Montgomery Variable Series: Growth Fund
Statement of Assets and Liabilities
June 30, 1997 (unaudited)

Assets:
Investments in securities, at value  (Identified cost $6,165,859) (Note 1)
     Securities..................................................................                  $5,568,152
     Repurchase agreements.......................................................                   1,302,000
                                                                                                   ----------
     Total investments...........................................................                   6,870,152
Cash.............................................................................                         892
Receivables:
     Shares of beneficial interest sold..........................................                      32,146
     Investment securities sold..................................................                      13,869
     Expenses absorbed by Manager (Note 2).......................................                       4,065
     Dividends...................................................................                       2,058
     Interest....................................................................                         224
Other Assets:
     Organization costs (Note 1).................................................                      44,713
                                                                                                   ----------
Total Assets.....................................................................                   6,968,119

Liabilities:
Payables:
     Investment securities purchased.............................................  $492,599
     Organization cost...........................................................    60,233
     Shares of beneficial interest redeemed......................................     2,311
     Trustees' fees and expenses.................................................     2,059
     Other accrued liabilities and expenses......................................     4,009
                                                                                   --------
Total Liabilities................................................................                     561,211
                                                                                                   ----------
Net Assets.......................................................................                  $6,406,908
                                                                                                   ==========
Net Assets consist of:
Undistributed net investment income..............................................                  $   45,999
Accumulated net realized gain on securities sold.................................                     111,104
Net unrealized appreciation of investments.......................................                     704,293
Shares of beneficial interest....................................................                       4,465
Additional paid-in capital.......................................................                   5,541,047
                                                                                                   ----------
Net Assets.......................................................................                  $6,406,908
                                                                                                   ==========
Net Asset Value, offering and redemption price per share
($6,406,908 / 446,544 shares of beneficial interest outstanding).................                  $    14.35
                                                                                                   ==========

The accompanying notes are an integral part of these financial statements.

Montgomery Variable Series: Growth Fund
Statement of Operations
For the Six Months Ended June 30, 1997 (unaudited)

Net Investment Income:
Interest............................................................................                           $   29,921
Dividends (Net of foreign withholding taxes of $364)................................                               16,132
                                                                                                                 --------
Total Investment Income.............................................................                               46,053

Expenses:
Management fee (Note 2).............................................................      $ 20,158
Legal and audit fees................................................................         8,926
Amortization of organization expenses (Note 1)......................................         6,156
Trustees' fees and expenses (Note 2)................................................         3,818
Printing fees.......................................................................         2,654
Custodian fees......................................................................           504
Other...............................................................................         2,533
                                                                                           -------
Total Expenses......................................................................                               44,749
Fees deferred and expenses absorbed by Manager (Note 2).............................                              (44,695)
                                                                                                                 --------
Net Expenses........................................................................                                   54
                                                                                                                 --------
Net Investment Income...............................................................                               45,999
                                                                                                                 --------
Net Realized and Unrealized Gain on Investments (Notes 1 and 3):
Net realized gain on investments during the period..................................                               97,339
Net unrealized appreciation of investments during the period........................                              565,143
Net Realized and Unrealized Gain on Investments.....................................                              662,482
                                                                                                                 --------
Net Increase in Net Assets Resulting from Operations................................                             $708,481
                                                                                                                 ========

Statement of Changes in Net Assets
                                                                                    For the Six Months
                                                                                      Ended 06/30/97         For the Period
Net Increase in Net Assets Resulting from Operations:                                   (unaudited)          Ended 12/31/96*
                                                                                    ------------------       --------------
Net investment income...............................................................    $   45,999             $   26,607
Net realized gain on investments during the period..................................        97,339                 74,537
Net unrealized appreciation of investments during the period........................       565,143                139,150
Net increase in net assets resulting from operations................................       708,481                240,294
                                                                                        ----------             ----------
Distributions to Shareholders:
Distributions from net investment income............................................             -                (26,562)
Distributions from net realized gains on investments................................             -                (60,772)

Beneficial Interest Transactions:
Net increase from beneficial interest transactions (Note 4).........................     3,571,732              1,854,346
                                                                                        ----------             ----------
Net increase in net assets..........................................................     4,280,213              2,007,306

Net Assets:
Beginning of period.................................................................     2,126,695                119,389
                                                                                        ----------             ----------
End of period.......................................................................    $6,406,908             $2,126,695
                                                                                        ==========             ==========
Undistributed net investment income.................................................    $   45,999                      -
                                                                                        ==========             ==========
--------------------

* Montgomery Variable Series: Growth Fund commenced operations on February 9, 1996.

The accompanying notes are an integral part of these financial statements.

Montgomery Variable Series: Growth Fund
Financial Highlights
Selected Per Share Data for the Period Ended:

                                                                               06/30/97
                                                                             (unaudited)++         12/31/96*
Net asset value - beginning of period................................         $   12.33            $   10.08
                                                                              ---------            ---------
Net investment income................................................              0.15                 0.15
Net realized and unrealized gain on investments......................              1.87                 2.59
                                                                              ---------            ---------
Net increase in net assets resulting from investment operations......              2.02                 2.74
Distributions to Shareholders:
     Distributions from net investment income........................                 -                (0.15)
     Distributions from net realized gains on investments............                 -                (0.34)
                                                                              ---------            ---------
     Total Distributions.............................................                                  (0.49)
                                                                              ---------            ---------
Net asset value-end of period........................................         $   14.35            $   12.33
                                                                              =========            =========
Total return**.......................................................             16.38%               27.22%
                                                                              =========            =========
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in 000's).................................         $   6.407            $   2.127
Ratio of net investment income to average net assets.................              2.28%+               2.55%+
Ratio of operating expenses to average net assets....................              0.00%+(b)            0.01%+
Portfolio turnover rate..............................................                31%                  78%
Average commission rate paid (a).....................................         $  0.0578            $  0.0520
Net investment income/(loss) before deferral of fees and
     absorption of expenses by Manager...............................         $    0.00(c)             (0.27)
Operating expense ratio before deferral of fees and absorption
     of expenses by Manager..........................................              2.22%+               6.98%+
----------------------------

*    Montgomery Variable Series: Growth Fund commenced operations on
     February 9, 1996.
**   Total return represents aggregate total return for the periods indicated.
+    Annualized.
++ Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since use of the undistributed net investment income method did not accord with the results of operations.
(a) Average commission rate paid per share of securities purchased and sold by the Fund.
(b)  Amount represents less than 0.01%.
(c)  Amount represents less than $0.01.

The accompanying notes are an integral part of these financial statements.

The Montgomery Funds III
Notes to Financial Statements (unaudited)

1.   Significant Accounting Policies:

     The Montgomery Funds III (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. As of June 30, 1997, the Trust had four series, the Montgomery Variable Series: Growth Fund, the Montgomery Variable Series: Emerging Markets Fund, the Montgomery Variable Series:
     International Small Cap Fund and the Montgomery Variable Series: Small Cap Opportunities Fund. The Montgomery Variable Series: Small Cap Opportunities Fund had not commenced operations as of June 30, 1997.

     The Trust was organized as a Delaware business trust on August 24, 1994. Prior to the public offerings of shares of the Funds, a limited number of shares were sold to Montgomery Asset Management, L.P. and/or affiliated persons of Montgomery Asset Management in private placement offerings. Otherwise, the Funds had no significant operations prior to February 2, 1996, the date on which the Montgomery Variable Series: Emerging Markets Fund commenced operations (i.e., commenced selling shares to the public).

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Information presented in these financial statements pertains to the Montgomery Variable Series: Growth Fund (the "Fund"). The Montgomery Variable Series: Emerging Markets Fund and the Montgomery Variable Series:
     International Small Cap Fund are presented under separate covers.

     The following is a summary of significant accounting policies.

     a.   Portfolio Valuation

          The Fund's securities are valued using current market valuations: either the last reported sales price or, lacking any reported sales, and in the case of fixed income securities, the mean between the closing bid and asked prices. Securities for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the supervision of the Trust in accordance with methods which are authorized by the Trust's Board of Trustees.

          Short term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with maturities of 60 days or less are carried at amortized cost, which approximates market value.

     b.   Dividends and Distributions

          Dividends, if any, from net investment income of the Fund are declared and paid at least annually.

          Distributions of any short-term capital gains earned by the Fund are distributed no less frequently than annually. Additional distributions of net investment income and capital gains for the Fund may be made in order to avoid the application of a 4% non-deductible excise tax on certain undistributed amounts of ordinary income and capital gains. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

     c.   Repurchase Agreements

          The Fund may engage in repurchase agreement transactions individually or jointly through a joint repurchase account with other series of the Trust and affiliated registered investment companies pursuant to a joint repurchase agreement. Under the terms of a typical repurchase agreement, the Fund writes a financial contract with a counterparty and takes possession of a government debt obligation as collateral. The Fund also agrees with the counterparty to allow the counterparty to repurchase the financial contract at a specified date and price, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal at all times to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund's investment manager, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks. The Fund may also participate on an individual or joint basis in tri-party repurchase agreements which involve a counterparty and a custodian bank.

The Montgomery Funds III
Notes to Financial Statements (unaudited)
(continued)

     d.   Securities Transactions and Investment Income

          Securities transactions are recorded on a trade-date basis. Realized gain and loss from securities transactions are recorded on the specific identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on short-term investments, is recognized on an accrual basis.

     e.   Federal Income Taxes

          The Fund has elected and qualified, and it is the intention of the Fund to continue to qualify, as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), by complying with the provisions available to certain investment companies, as defined in applicable sections of the Code, and to make distributions of taxable income to shareholders sufficient to relieve the Fund from all or substantially all federal income taxes.

     f.   Organization Costs

          Expenses incurred in connection with the organization of the Fund are amortized on a straight-line basis over a period of five years from commencement of operations.

2.   Management Fees and Other Transactions with Affiliates:

     a. Montgomery Asset Management, L.P. is the Fund's Manager (the "Manager"). The Manager, a California limited partnership, is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The general partner of the Manager is Montgomery Asset Management, Inc., and its sole limited partner is an affiliate of Montgomery Securities. Under the Advisers Act, both Montgomery Asset Management, Inc. and Montgomery Securities may be deemed controlling persons of the Manager. Although the operations and management of the Manager are independent from those of Montgomery Securities, it is expected that the Manager may draw upon the research and administrative resources of Montgomery Securities at its discretion in a manner consistent with applicable regulations.

          Pursuant to the investment management agreement ("Investment Management Agreement"), the Manager provides the Fund with advice on buying and selling securities, manages the investments of the Fund including the placement of orders for portfolio transactions, furnishes the Fund with office space and certain administrative services, and provides the personnel needed by the Trust with respect to the Manager's responsibilities under such Agreement. As compensation, the Fund pays the Manager a monthly management fee (accrued daily) at the following annual rates based upon the average daily net assets of the Fund:

          First $500 Million     Next $500 Million     Over $1 Billion
          ------------------     -----------------     ---------------
                1.00%                 0.90%                0.80%

          The Manager has agreed to reduce some or all of its management fee or absorb the Fund expenses if necessary to keep the Fund's annual operating expenses, exclusive of interest or taxes, at or below 1.25% of the average daily net assets of the Fund.

          Any reductions or absorptions made for the Fund by the Manager of its fees are subject to recovery within the following three years provided the Fund is able to affect such reimbursement and remain in compliance with applicable expense limitations. Any of the Manager's voluntary absorptions are also subject to recovery.

          For the six months ended June 30, 1997, the Manager has deferred fees of $20,158 and absorbed expenses of $24,537.

          As of June 30, 1997, the deferred management fees and absorbed expenses subject to recoupment are $117,522.

     b. Certain officers and Trustees of the Trust are, with respect to the Trust's Manager and/or Montgomery Securities, "affiliated persons" as defined in the 1940 Act. Each Trustee who is not an "affiliated person" receives an annual retainer and quarterly meeting fees totalling $35,000 per annum, as well as reimbursement for expenses, for services as a Trustee of all three Trusts advised by the Manager ($5,000 of which will be allocated to the Montgomery Funds III).

     c. The Fund has no sales load and does not pay distribution (Rule 12b-1) fees.

     d. For the six months ended June 30, 1997, the Fund incurred total brokerage commissions of $5,471 of which $39 was paid to its affiliates.

The Montgomery Funds III
Notes to Financial Statements (unaudited)
(continued)

3.   Securities Transactions:

     a. The aggregate amount of purchases and sales of investment securities, other than short-term securities, for the six months ended June 30, 1997, were $4,109,904 and $972,998, respectively.

     b. At June 30, 1997, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value for federal income tax purposes were $767,075 and $62,782, respectively.

     c.   Under an unsecured Revolving Credit Agreement with DeutscheBank (New
          York), the Montgomery Variable Series: Growth Fund, along with other funds of the Montgomery Funds I, Montgomery Funds II and Montgomery Funds III, may for one year starting August 6, 1996, borrow (consistent with applicable law and its investment policies) up to 10% of its net asset value, provided that the aggregate principal amount of outstanding loans under the agreement to all Funds does not exceed $300,000,000. For the six months ended June 30, 1997, there were no borrowings under this agreement.

4.   Transaction in Shares of Beneficial Interest:

     The Trust has authorized an unlimited number of shares of beneficial interest which have a par value of $0.01. Transactions in shares of beneficial interest for the periods indicated below were:

                                                      Six Months Ended                      Period Ended
                                                       June 30, 1997                     December 31, 1996*
                                                   Shares          Amount              Shares          Amount
     Shares Sold                                   590,636      $ 7,604,090            333,351      $ 3,946,116
     Issued as Reinvestment of Dividends                 -                -              7,141           87,335
     Shares Redeemed                              (316,551)      (4,032,358)          (179,876)      (2,179,105)
                                                  --------      -----------           --------      -----------
     Net Increase                                  274,085      $ 3,571,732            160,616      $ 1,854,346
                                                  ========      ===========           ========      ===========
----------------------

* Montgomery Variable Series: Growth Fund commenced operations on February 9, 1996.

5.   Subsequent Event:

     On March 25, 1997, Montgomery Securities, the Manager and CAM Acquisition LLC ("CAM"), a newly organized subsidiary of Commerzbank Aktiengesellschaft, entered into an agreement providing for the transfer of substantially all the assets composing the Manager's business to CAM. On June 23, 1997, the shareholders of the Fund approved a new Investment Management Agreement with CAM (renamed Montgomery Asset Management, LLC) that became effective upon the closing of the Manager's transaction with CAM. Such transaction closed on July 31, 1997.

                          Montgomery Variable Series:
                             Emerging Markets Fund


                              Semi-Annual Report
                                 June 30, 1997



                        [LOGO OF THE MONTGOMERY FUNDS]


                              Invest wisely.(TM)
                             The Montgomery Funds

Montgomery Variable Series: Emerging Markets Fund
Portfolio Highlights
June 30, 1997 (unaudited)
Investment Review
- ------------------------------------------------------------------------------

Q:   How did the Fund perform from July 1, 1996, through June 30, 1997?

A: The Fund gained 22.31% over that period, outpacing its benchmark, the IFC Global Index, by a considerable margin. It also continues to outperform the index since inception.

Q:   What were some of the most positive factors behind that performance?

A: We made some very profitable decisions in terms of both country and stock selection over the past year.

     Our decision in early 1996 to increase the Fund's weighting in Brazil paid off handsomely throughout the second half of that year and the first half of this one. Excitement has been growing in the Brazilian stock market over that country's progress on privatization. The Fund also benefited from several of our stock choices there. For example, Telebras (the country's monopoly telephone operator) has had a tremendous performance. There is huge pent-up demand for telecommunications in Brazil, and we believe Telebras will benefit from it. The Brazilian market became more volatile in July 1997, due to concerns about the stability of its currency. We think the downturn will be short-lived, however, because the strong economic fundamentals that have been driving Brazil over the past two years are still in place.

     The Fund also profited from its overweighting in Russia relative to its benchmark index (and to many of our competitors). This market has grown by leaps and bounds, especially as international investors have begun to discover it. Both the political and economic situation there appear to be stabilizing, though of course considerable risk remains. The Russian market also offers what we believe are phenomenal asset values.

Q:   Were there any disappointments?

A: Although we have gradually reduced the Fund's exposure to the Southeast Asian markets over the past year, its weighting there, though light, continued to work against us. One of the main factors weighing on these markets has been the high level of real interest rates in a number of these countries, such as Malaysia. They've also experienced some growing pains. Construction companies in Thailand, for example, were a little overzealous in 1996, and the country is now facing the consequences of the resulting property glut. That has depressed the Thai stock market, but we strongly believe that the problem will work itself out in the coming year.

Q:   What's your outlook for the emerging markets over the coming year?

A: In Latin America we think Brazil (the region's largest economy) will continue to drive performance. Mexico, the other major Latin American economy, appears to be in good shape, too. We are encouraged by the results of the recent election there, which signal a move toward a democratic political system.

     We have a mixed outlook for Asian markets, but believe that China/Hong Kong is poised to grow rapidly, with inflation under control. Investors will undoubtedly watch it carefully in the coming year to see whether China lives up to its promise of maintaining "one country, two systems" with respect to Hong Kong.

     Emerging Europe should benefit from economic recovery in Germany, a major trading partner of many countries in the region. As always, politics will continue to dictate the mood of Middle Eastern stock markets. We see some dynamic opportunities in North Africa (such as the cement industry in Egypt), but remain cautious on South Africa, where the economy suffers from a dangerously low level of foreign reserves, and corporate profits are being hurt by lower gold prices.

     On that note, it's important for investors in the emerging markets to be prepared at all times for short-term shocks and downturns. These markets are prone to greater economic and political risks than the United States and other developed markets, though we believe that they are gradually becoming more stable on both fronts. And their potential for higher risk goes hand-in-hand with the potential for greater returns over time.

Q: Why should an investor consider the Montgomery Variable Series: Emerging Markets Fund right now?

A: We're continually impressed with the strides that developing economies are making and we expect to see more progress in the future. These countries are restructuring their economies and laying the foundations for future growth. What's especially remarkable is that most investors still don't seem to have discovered them. That creates opportunities for investors who already recognize both the risks and exceptional long-term potential they present.

Portfolio Management
Josephine S. Jimenez, CFA
    Senior Portfolio Manager

Bryan L. Sudweeks, Ph.D., CFA
     Senior Portfolio Manager
Angeline Ee   Portfolio Manager
Frank Chiang  Portfolio Manager
Fund Performance
Average annual total returns for the periods
ended 6/30/97
Montgomery Variable Series: Emerging Markets Fund
Since inception (2/2/96)    19.88%
One year  22.31%
IFC Global Composite Index
Since (1/31/96)  20.15%
One year  13.83%

Past performance is no guarantee of future results. Net asset value, investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

                        GROWTH OF A $10,000 INVESTMENT
            AMONG MONTGOMERY VARIABLE SERIES: EMERGING MARKET FUND
                        AND IFC GLOBAL COMPOSITE INDEX
                     S&P 500 INDEX AND S&P FINANCIAL INDEX

                        PERFORMANCE GRAPH APPEARS HERE

                             MONTGOMERY
                             VARIABLE
                             SERIES:       IFC GLOBAL
Measurement Period           EMERGING      COMPOSITE
(Fiscal Year Covered)        MARKETS FUND  INDEX
-------------------------    ------------  ----------
Measurement Pt-01/01/1996       $100.00      $100.00
FYE 02/01/1996                  $ 97.20      $ 99.37
FYE 03/01/1996                  $101.00      $100.95
FYE 04/01/1996                  $103.30      $108.46
FYE 05/01/1996                  $105.80      $106.38
FYE 06/01/1996                  $105.60      $107.93
FYE 07/01/1996                  $100.50      $101.20
FYE 08/01/1996                  $105.00      $103.45
FYE 09/01/1996                  $105.10      $104.37
FYE 10/01/1996                  $103.10      $102.05
FYE 11/01/1996                  $104.70      $103.51
FYE 12/01/1996                  $106.79      $102.60
FYE 01/01/1997                  $115.32      $109.50
FYE 02/01/1997                  $117.82      $114.48
FYE 03/01/1997                  $115.92      $112.45
FYE 04/01/1997                  $115.42      $112.46
FYE 05/01/1997                  $120.23      $113.33
FYE 06/01/1997                  $129.15      $120.15


* The IFC Global Composite Index is comprised of more than 1,200 individual stocks from 25 developing countries in Asia, Latin America, Middle East, Africa and Europe.

Montgomery Variable Series: Emerging Markets Fund
Portfolio Highlights (continued)
June 30, 1997 (unaudited)
------------------------------------------------------------------------------

                    Top Five Countries
            (as a percentage of total net assets)

      Brazil.........................................16.7%
      Taiwan......................................... 7.6
      Russia......................................... 7.2
      Korea.......................................... 7.1
      Malaysia....................................... 6.9


                     Top Ten Holdings
            (as a percentage of total net assets)

      Tatneft, Sponsored ADS......................... 2.7%
      Electrobras, "B"............................... 2.4
      Telebras, ADR.................................. 2.2
      Bharat Petroleum Corporation Ltd............... 2.2
      Alfa S.A. de C.V............................... 2.1
      Hyundai Engineering and Construction Company... 1.9
      Banco Bradesco................................. 1.8
      Telefonos de Mexico S.A., ADR.................. 1.7
      Sonae InvestImentos............................ 1.7
      Tan Chong Motor Holdings Berhad................ 1.7

Montgomery Variable Series: Emerging Markets Fund
Portfolio Investments
June 30, 1997 (unaudited)


COMMON STOCKS-77.1%                                                                     VALUE
SHARES                                                                                 (NOTE 1)
           ARGENTINA-2.0%
   17,724  Banco Frances del Rio de La Plata, ADR (Banks)                             $  576,030
   48,000  Cresud S.A.+ (Real Estate)                                                    106,577
   72,600  Inversiones y Representaciones (Real Estate)                                  315,859
  114,000  Siderar S.A. (Steel)                                                          468,613
   18,500  Telefonica de Argentina, Sponsored ADR (Telephone/Networks)                   640,562
                                                                                      ----------
                                                                                       2,107,641
                                                                                      ----------
           BRAZIL-5.4%
   11,900  Cemig, ADS (Electric Utilities)                                               609,131
  945,000  Cia Saneamento Basico Estado (Water Utilities)                                287,920
1,091,000  Electrobas (Electric Utilities)                                               610,080
   29,000  Electrobas, ADR (Electric Utilities)                                          899,072
      580  Electrobas, GDS*** + (Electric Utilities)                                      81,454
   22,000  Souza Cruz S.A. (Tobacco)                                                     231,945
   15,600  Telebras, ADR (Telephone/Networks)                                          2,367,300
3,670,000  Telec Brasileiras-Telebras ON (Telephone/Networks)                            497,720
   12,000  Usiminas, ADR*** (Steel)                                                      132,750
                                                                                      ----------
                                                                                       5,717,372
                                                                                      ----------
           CHILE-1.2%
    8,230  Compania de Telefonos de Chile, ADR (Telecommunications/Wireless)             271,590
   22,200  Empresa Nacional Electricidad S.A. (Electric Utilities)                       500,888
    2,800  Sociedad Quimica y Minera de Chile (Chemicals)                                185,150
   15,100  Supermercados Unimarc S.A.+ (Retail Trade)                                    283,125
                                                                                      ----------
                                                                                       1,240,753
                                                                                      ----------
           CHINA/HONG KONG-5.6%
  126,000  Beijing Enterprises Holdings Ltd.+ (Holding)                                  793,670
1,290,000  Beijing Yanhua Petrochemical Company Ltd.+ (Chemicals)                        279,736
   30,000  Cheung Kong Holdings (Real Estate)                                            296,232
   67,000  China Light and Power Company (Electric Utilities)                            379,655
  102,000  China Resources Enterprises Ltd. (Holding)                                    500,303
   58,000  Citic Pacific Ltd. (Holding)                                                  362,346
  700,000  Guangzhou Investment Company Ltd. (Real Estate)                               386,264
  550,000  Heilongjiang Electric Power Company Ltd., Class B (Electric Utilities)        440,000
   11,400  HSBC Holdings (Banks)                                                         342,855
   35,000  Hutchison Whampoa Ltd. (Conglomerates)                                        302,686
   71,000  New World Development Company Ltd. (Holding)                                  423,399
  160,000  New World Infrastructure Ltd+ (Heavy Construction)                            452,287
   75,000  Shanghai Industrial Holdings Ltd. (Conglomerates)                             466,614
   20,000  Sun Hung Kai Properties Ltd. (Real Estate)                                    240,729
   45,000  Union Bank of Hong Kong Ltd. (Banks)                                          130,110
  480,000  Zhejiang Expressway Company Ltd.+ (Heavy Construction)                        116,479
                                                                                      ----------
                                                                                       5,913,365
                                                                                      ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

Montgomery Variable Series: Emerging Markets Fund
Portfolio Investments (continued)
June 30, 1997 (unaudited)

COMMON STOCKS-(CONTINUED)                                                      VALUE
SHARES                                                                        (NOTE 1)
             COLOMBIA-0.4%
  38,900     Almacenes Exito S.A. (Retail Trade)                             $  132,103
  42,000     Bavaria (Food and Beverage)                                        301,430
                                                                             ----------
                                                                                433,533
                                                                             ----------
             CZECH REPUBLIC-1.7%
   8,100     AGB Obevreny Podilovy Fund+ (Mutual Funds)                         177,385
  11,000     Alpha-Effect+ (Mutual Funds)                                       239,875
   1,800     Komercni Banka, GDR+ (Banks)                                        37,485
  13,000     Komercni Banka, GDR***+ (Banks)                                    270,725
  27,800     Komercni Banka I.F.+ (Mutual Funds)                                413,300
  33,800     The Czech Value Fund+ (Mutual Funds)                               215,644
  83,000     Vynosovy I.F.+ (Mutual Funds)                                      419,851
                                                                             ----------
                                                                              1,774,265
                                                                             ----------
             EGYPT-0.8%
  30,800     Al-Ahram Beverages Company, GDR***+ (Food and Beverage)            630,630
   4,000     Amreya Cement (Cement)                                              97,447
   4,000     Tora Cement (Cement)                                               101,214
                                                                             ----------
                                                                                829,291
                                                                             ----------
             HUNGARY-0.1%
  16,900     Zalakeramia Rt., GDR*** (Building Materials)                       132,243
                                                                             ----------
             INDIA-5.9%
  13,300     Bajaj Auto, Ltd., GDR*** (Auto/Auto Parts)                         464,503
  21,600     Bajaj Auto, Ltd., GDS (Auto/Auto Parts)                            754,380
 187,000     Bharat Petroleum Corporation Ltd. (Oil)                          2,350,558
  19,900     Indian Hotels, GDS (Euro) (Lodging)                                472,625
  25,000     Indian Hotels, GDS*** (Lodging)                                    593,750
 110,000     Mahangar Telephone Nigam, Ltd. (Telephone/Regional - Local)        933,310
  16,700     Tata Engineering & Locomotive Company, Ltd. (Auto/Auto Parts)      256,762
  17,600     Videsh Sanchar Nigam Ltd., GDR***+ (Telephone/Long Distance)       366,520
                                                                             ----------
                                                                              6,192,408
                                                                             ----------
             INDONESIA-2.7%
 237,000     Bimantara (F) (Conglomerates)                                      414,165
  90,000     Hanjaya Mandala Sampoerna (F) (Tobacco)                            343,236
 268,000     Lippo Bank (F) (Banks)                                             275,493
 350,000     Lippo Securities** (Diversified Financial Services)                248,252
  68,000     London Sumatra Indonesia (Agricultural Commodities)                215,296
 280,000     Matahari Putra Prima (F) (Retail Trade)                            564,145
 510,000     Mulia Industrindo (F) (Glass)                                      267,373
  90,000     Semen Gresik (F) (Building Materials)                              201,686
   9,100     Telekomunikas Indonesia, ADR (Telephone/Regional - Local)          295,750
                                                                             ----------
                                                                              2,825,396
                                                                             ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

Montgomery Variable Series: Emerging Markets Fund
Portfolio Investments (continued)
June 30, 1997 (unaudited)

COMMON STOCKS-(CONTINUED)                                                        VALUE
SHARES                                                                          (NOTE 1)
         ISRAEL-0.8%
 12,850  Teva Pharmaceuticals, ADR (Pharmacy/Drugs)                            $  832,841
                                                                               ----------
         KOREA-7.1%
 44,000  Daewoo Corporation (Conglomerates)                                       357,748
 50,000  Dongwon Securities (Securities Brokerage)                                658,784
 80,000  Hyundai Engineering and Construction Company (Heavy Construction)      2,054,054
 28,000  Hyundai Merchant Marine+ (Shipping)                                      526,577
    269  Kookmin Bank (Banks)                                                       5,030
 18,700  Korea Electric Power Corporation, ADR (Electric Utilities)               349,456
 53,201  Korea Special Opportunities Fund (Mutual Funds)                          784,715
  9,000  LG Semiconductor Company+ (Semiconductor)                                350,676
  2,580  Pohang Iron & Steel Company, Ltd. (Steel)                                267,789
 14,000  Pohang Iron & Steel Company, Ltd., ADR (Steel)                           448,000
  3,640  Samsung Electronics Ltd.(F) (Electronics)                                408,425
  2,134  Samsung Electronics Ltd. GDS*** (Electronics)                             57,479
     26  Samsung Electronics Ltd., New, GDS***+ (Electronics)                       1,511
  1,600  Samsung Electronics Ltd., GDS*** Non-voting (Electronics)                 43,096
200,000  SeoulBank+ (Banks)                                                       826,577
 16,000  Yukong, Ltd. (Oil)                                                       387,387
                                                                                ---------
                                                                                7,527,304
                                                                                ---------
         MALAYSIA-6.9%
172,000  Arab Malaysian Corporation (Diversified Financial Services)              640,570
 67,000  Guinness Anchor Berhad (Food and Beverage)                               148,653
 44,000  Hong Leong Bank Berhad (Banks)                                           110,697
128,000  IJM Corporation Berhad (Heavy Construction)                              268,780
791,000  IOI Corporation Oxygen, Inc. (Agricultural Commodities)                  902,567
173,000  Leader Universal Holdings Berhad (Telecommunications Equipment)          311,181
 53,000  Malakoff Berhad (Electric Utilities)                                     230,983
 95,000  New Straits Times (Newspapers/Publishing)                                557,052
 36,000  Oriental Holdings Berhad (Auto/Auto Parts)                               270,998
560,000  Public Bank Berhad(F) (Banks)                                            874,168
936,000  Tan Chong Motor Holdings Berhad (Auto/Auto Parts)                      1,765,198
 28,000  Tanjong PLC (Leisure Time)                                                96,513
 48,000  Telekom Malaysia Berhad (Telecommunications/Other)                       224,406
128,000  United Engineers Berhad (Heavy Construction)                             922,979
                                                                                ---------
                                                                                7,324,745
                                                                                ---------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

Montgomery Variable Series: Emerging Markets Fund
Portfolio Investments (continued)
June 30, 1997 (unaudited)

COMMON STOCKS-(CONTINUED)                                                                    VALUE
SHARES                                                                                      (NOTE 1)
           MEXICO-6.0%
  278,000  Accel, S.A., Series B (Conglomerates)                                           $   74,856
   60,000  Acer Computer Latino America S.A. de C.V.+ (Computers and Office Equipment)        208,367
  321,000  Alfa S.A. de C.V. (Conglomerates)                                                2,185,102
   14,400  Bufete Industrial S.A.+ (Heavy Construction)                                       307,800
  185,000  Cifra S.A. de C.V., ADR (Retail Trade)                                             333,925
    6,000  Grupo Modelo S.A. de C.V., Series C (Food and Beverage)                             41,522
   53,000  Hylsamex S.A., Series B (Steel Products)                                           272,752
   49,000  Industrias Penoles CPO (Metals and Mining)                                         233,671
   66,000  San Luis Corporacion S.A. de C.V. (Metals and Mining)                              488,305
   38,000  Telefonos de Mexico S.A., ADR (Telephone/Long Distance)                          1,814,500
   31,500  Vitro S.A., ADR+ (Glass)                                                           354,375
                                                                                           ----------
                                                                                            6,315,175
                                                                                           ----------
           MOROCCO-0.2%
    3,836  Banque Marocaine du Commerce Exterieur (Banks)                                     241,201
        2  Banque Marocaine du Commerce Exterieur, GDR*** (Banks)                                  39
                                                                                           ----------
                                                                                              241,240
                                                                                           ----------
           PERU-0.9%
    7,910  Credicorp, Ltd. (Banks)                                                            174,020
   10,500  Ferreyros Enrique S.A., ADS*** (Metals and Mining)                                 253,313
   21,000  Telefonica del Peru S.A., Series B, ADR (Telephone/Networks)                       549,938
                                                                                           ----------
                                                                                              977,271
                                                                                           ----------
           PHILIPPINES-2.7%
1,796,000  Belle Corporation+ (Real Estate)                                                   524,310
1,288,000  DMCI Holdings+ (Heavy Construction)                                                424,841
  636,000  International Container Terminal Services, Inc.+ (Shipping)                        325,523
   50,000  La Tondena Distillers, Inc. (Food and Beverage)                                    120,375
  706,000  Metro Pacific Inc., Class B (Conglomerates)                                        152,571
  381,000  Music Semiconductors Corporation+ (Semiconductor)                                  198,618
  851,000  PCI Leasing and Finance, Inc.+ (Diversified Financial Services)                    161,321
1,957,200  Petron Corporation (Oil)                                                           497,166
    1,700  Philippine Long Distance Telephone, ADR (Telephone/Long Distance)                  109,225
    2,120  Philippine Long Distance Telephone, GDR (Telephone/Long Distance)                  122,960
  642,500  Republic Glass (Glass)                                                              58,462
  925,000  Uniwide Holdings, Inc.+ (Retail Trade)                                             182,363
                                                                                           ----------
                                                                                            2,877,735
                                                                                           ----------
           PORTUGAL-2.8%
    2,700  Capital Portugal Fund+ (Mutual Funds)                                              409,319
   25,500  Cimpor - Cimentos de Portugal (Building Materials)                                 594,357
    9,000  Electricidad de Portugal+ (Electric Utilities)                                     165,180
   42,300  Sonae Investimentos (Retail Trade)                                               1,768,769
                                                                                           ----------
                                                                                            2,937,625
                                                                                           ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

Montgomery Variable Series: Emerging Markets Fund
Portfolio Investments (continued)
June 30, 1997 (unaudited)

COMMON STOCKS-(CONTINUED)                                                        VALUE
SHARES                                                                          (NOTE 1)
           RUSSIA-6.8%
   22,000  Irkutskenegro, ADR (Electric Utilities)                             $  379,500
        9  Irkutskenegro, RDC***+ (Electric Utilities)                            611,100
   14,600  LukOil Company, ADR (Oil)                                            1,136,062
       93  Russian Telecom Basket GEC 144A*** (Telephone/Regional - Local)      1,237,131
   15,700  Surgutneftegaz, ADR (Oil)                                              840,931
    1,200  Tatneft, ADR+ (Oil)                                                    128,700
   26,350  Tatneft, Sponsored ADS***+ (Oil)                                     2,826,038
                                                                               ----------
                                                                                7,159,462
                                                                               ----------
           SINGAPORE-0.6%
   57,000  Keppel Corporation, ORD (Heavy Construction)                           192,964
  130,000  Sunright Ltd.+ (Electronics)                                           236,413
  210,000  Thakral Corporation Ltd. (Home Appliance)                              214,200
                                                                               ----------
                                                                                  643,577
                                                                               ----------
           SOUTH AFRICA-4.2%
   18,000  Anglovaal, Ltd. (Conglomerates)                                        480,053
   71,300  Barlow, Ltd. (Building Materials)                                      775,547
   60,000  JCI Ltd. (Diversified Financial Services)                              461,538
  604,882  Lonrho (Conglomerates)                                               1,295,890
  106,600  Sasol, Ltd. (Oil)                                                    1,397,994
                                                                               ----------
                                                                                4,411,022
                                                                               ----------
           TAIWAN-7.6%
   88,320  ASE+ (Semiconductor)                                                   335,171
  105,000  Bank Sinopac (Banks)                                                   100,279
  306,000  China Development Corporation+ (Diversified Financial Services)      1,579,532
  324,825  China Steel Corporation (Steel)                                        343,520
  260,000  Compal Electronics+ (Computers and Office Equipment)                 1,028,777
  127,000  Delta Electronic Industrial (Electrical Equipment)                     785,755
  235,000  Formosa Chemicals and Fiber Corporation (Apparel and Textiles)         341,511
  213,600  Hung Sheng Construction Ltd. (Real Estate)                             364,964
  471,000  Pacific Construction+ (Heavy Construction)                             503,191
  150,000  Primax Electronics Ltd. (Computers and Office Equipment)               445,144
  171,000  Taiwan Semiconductor Company+ (Semiconductor)                          759,658
  120,000  United World Chinese Commercial Bank (Banks)                           287,050
  131,000  Yageo Corporation+ (Electronics)                                       551,331
    6,200  Yageo Corporation, GDR+ (Electronics)                                  108,500
    6,000  Yageo Corporation, GDR***+ (Electronics)                               105,000
   70,000  Yuanta Securities Corporation (Securities Brokerage)                   265,018
   76,000  Yue Loong Motor Company (Auto/Auto Parts)                              136,691
                                                                               ----------
                                                                                8,041,092
                                                                               ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

Montgomery Variable Series: Emerging Markets Fund
Portfolio Investments
June 30, 1997 (unaudited)

COMMON STOCKS-(CONTINUED)                                                                      VALUE
SHARES                                                                                       (NOTE 1)
               THAILAND-2.0%
    239,800    Electricity Generation Power Company (F) (Electric Utilities)                $   611,538
     31,600    Industrial Finance Corporation of Thailand (F) (Securities Brokerage)             41,880
     58,400    Pizza Public Company Ltd. (Food and Beverage)                                    311,936
     40,900    PTT Exploration and Production Public Company, Ltd. (F) (Oil)                    617,606
      7,600    Siam Cement Public Company, Ltd. (F) (Building Materials)                        136,739
     10,500    Siam Cement Public Company, Ltd. Local, Series 2 (Building Materials)            162,750
    138,000    Thai Airways International Public Company, Ltd. (F) (Airlines)                   210,602
                                                                                            -----------
                                                                                              2,093,051
                                                                                            -----------
               TURKEY-1.6%
  3,000,000    Akcansa Cimento A.S. (Cement)                                                    414,072
    450,000    Aygaz A.S. (Chemicals)                                                            92,409
  2,038,333    Koc Holdings (Holding)                                                           480,334
  5,816,000    Turk Sise ve Cam+ (Glass)                                                        368,089
  7,300,000    Yapi ve Kredi Bankasi A.S. (Banks)                                               167,110
  9,709,000    Yapi ve Kredi Bankasi A.S. Non-Tradeable Certificates (Banks)                    222,256
                                                                                            -----------
                                                                                              1,744,270
                                                                                            -----------
               VENEZUELA-1.1%
     18,100    Compania Anonima Nacional Telefonos de Venezuela, ADR (Telephone/Networks)       780,563
    271,440    Electricidad de Caracas (Electric Utilities)                                     434,896
                                                                                            -----------
                                                                                              1,215,459
                                                                                            -----------

               TOTAL COMMON STOCKS (COST $72,075,481)                                        81,508,136
                                                                                            -----------
               PREFERRED STOCKS-11.7%

               BRAZIL-11.3%
185,308,000    Banco Bradesco (Banks)                                                         1,867,625
 90,000,000    Banco de Credito Nacional S.A. (Banks)                                         1,003,205
  5,200,000    CESP-Cia Ener Sao Paulo (Electric Utilities)                                     347,778
 25,000,000    Cia Energetica de Minas Gerais (Electric Utilities)                            1,288,839
 40,583,000    Cia Paranaense de Energi (Electric Utilities)                                    753,945
    400,000    Copene - Petroquimica do Nordests S.A. (Chemicals)                               148,251
  4,186,000    Electrobas, "B" (Electric Utilities)                                           2,496,319
    396,000    Electropaulo, "B" (Electric Utilities)                                           115,866
    550,000    Itausa Investimentos Itau (Holding)                                              505,782
 15,500,000    Lojas Americanas+ (Retail Trade)                                                 210,209
 65,880,000    Odebrecht S.A. (Heavy Construction)                                              559,939
    800,000    Petroleo Brasileiro(Oil)                                                         222,199
 44,020,000    Uniao de Bancos Brasileiros (Banks)                                            1,614,741
     39,460    Usiminas (Steel)                                                                 439,483
     15,700    Vale do Rio Doce (Metals and Mining)                                             347,236
     20,000    Vale do Rio Doce, "B" (Metals and Mining)                                              0
                                                                                            -----------
                                                                                             11,921,417
                                                                                            -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

Montgomery Variable Series: Emerging Markets Fund
Portfolio Investments
June 30, 1997 (unaudited)

PREFERRED STOCKS-(CONTINUED)                                      SHARES
VALUE                                                             (NOTE 1)


               KOREA-0.0%#
         60    Samsung Electronics Ltd.(F) (Electronics)          $     6,530
                                                                  -----------

               RUSSIA-0.4%
     18,900    LukOil Company, ADR (Oil)                              482,895
                                                                  -----------
               TOTAL PREFERRED STOCKS (Cost $9,942,879)            12,410,842
                                                                  -----------
Convertible Bonds-0.7%
Principal Amount

               MEXICO-0.4%
   $300,000    Alfa S.A. de C.V.,
               8.000% due 09/15/00*** (Conglomerates)                 428,250
                                                                  -----------
               SOUTH AFRICA-0.1%
    100,000    Barlow Ltd.
               7.000% due 09/20/04*** (Building Materials)            127,000
                                                                  -----------
               THAILAND-0.2%
    150,000    Central Pattana Public Company, Ltd.
               2.750% due 04/10/01*** (Real Estate)                   137,625
                                                                  -----------
               TOTAL CONVERTIBLE BONDS (COST $597,676)                692,875
                                                                  -----------
Rights-0.0%#
(Cost $1,223)
Shares

               MALAYSIA-0.0%#
      5,500    Hong Leong Bank Berhad, Expires 07/21/97+ (Banks)          872
                                                                  -----------
               TOTAL SECURITIES (COST $82,617,259)                 94,612,725
                                                                  -----------
Repurchase Agreements-15.0%
Principal Amount

 $7,933,500    Agreement with Bear Stearns, Tri-Party, 6.200%
               dated 06/30/97, to be repurchased at $7,934,866,
               on 07/01/97, collateralized by $8,092,170 market
               value of U.S. Government securities, having
               various maturities and various interest rates        7,933,500

  7,933,500    Agreement with HSBC Securities Inc., Tri-Party,
               6.200% dated 06/30/97, to be repurchased at
               $7,934,866, on 07/01/97, collateralized by
               $8,092,183 market value of U.S. Government
               securities, having various maturities and
               various interest rates.                              7,933,500
                                                                  -----------
               TOTAL REPURCHASE AGREEMENTS (COST $15,867,000)      15,867,000
                                                                  -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

Montgomery Variable Series: Emerging Markets Fund
Portfolio Investments
June 30, 1997 (unaudited)


                                                                                      VALUE
                                                                                     (NOTE 1)
TOTAL INVESTMENTS (COST $98,484,259*)                                   104.5%     $110,479,725
OTHER ASSETS AND LIABILITIES (NET)                                       (4.5)       (4,776,696)
                                                                        -----      ------------
NET ASSETS                                                              100.0%     $105,703,029
                                                                        =====      ============

---------------------------------
*   Aggregate cost for Federal tax purposes.
** Illiquid Security or Special Situation Security (See Note 6 to Financial Statements).
*** Security exempt from registration under Rule 144A of the Securities Act of
    1933.
    These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
#   Amount represents less than 0.1%.
+   Non-income producing security.

ABBREVIATIONS:

ADR  American Depositary Receipt

ADS  American Depositary Share

(F)  Foreign or alien share.

GDR  Global Depositary Receipt

GDS  Global Depositary Share

ORD  Ordinary

RDC  Russian Depository Certificate

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

Montgomery Variable Series: Emerging Markets Fund
Statement of Assets and Liabilities
June 30, 1997 (unaudited)

ASSETS:
Investments in securities, at value (Identified cost $98,484,259) (Note 1)
    Securities.............................................................                 $ 94,612,725
    Repurchase agreements..................................................                   15,867,000
                                                                                            ------------
Total investments..........................................................                  110,479,725
Foreign currency (Cost $521,621)...........................................                      521,092
Forward foreign currency exchange contracts:
    Forward foreign currency exchange contracts to buy, at value
      (Contract cost $1,174,145) (Note 3)..................................                    1,169,329
    Forward foreign currency exchange contracts to sell (Note 3)...........                      260,611
Receivables:
    Investment securities sold.............................................                      608,537
    Shares of beneficial interest sold.....................................                      325,232
    Dividends..............................................................                      291,648
    Interest...............................................................                       16,190
Other Assets:
    Organization costs (Note 1)............................................                       44,613
                                                                                            ------------
    Total Assets...........................................................                  113,716,977

LIABILITIES:
    Forward foreign currency exchange contracts:
      Payable for forward foreign currency exchange
      contracts to buy (Note 3)............................................ $1,174,145
      Payable for forward foreign currency exchange contracts to sell,
      at value (Contract cost $260,611) (Note 3)...........................    260,780
Payables:
    Investment securities purchased........................................  5,794,234
    Due to custodian.......................................................    530,882
    Management fee.........................................................    108,603
    Shares of beneficial interest redeemed.................................     72,475
    Organization costs.....................................................     61,485
    Trustees' fees and expenses............................................      1,503
    Other accrued liabilities and expenses.................................      9,841
                                                                            ----------
Total Liabilities..........................................................                    8,013,948
                                                                                            ------------
NET ASSETS.................................................................                 $105,703,029
                                                                                            ============
NET ASSETS consist of:
Accumulated net investment income..........................................                 $    320,926
Accumulated net realized gain on securities sold, forward foreign
     currency exchange contracts and foreign currency transactions.........                      337,325
Net unrealized appreciation of investments, forward foreign currency exchange contracts, foreign currency transactions and other
     net assets............................................................                   11,987,625
Shares of beneficial interest..............................................                       82,072
Additional paid-in capital.................................................                   92,975,081
                                                                                            ------------
NET ASSETS.................................................................                 $105,703,029
                                                                                            ============

Net Asset Value, offering and redemption price per share
     ($105,703,029 divide by 8,207,205 shares of beneficial interest
     outstanding)..........................................................                 $      12.88
                                                                                            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

Montgomery Variable Series: Emerging Markets Fund
Statement of Operations
For the Six Months Ended June 30, 1997 (unaudited)

NET INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $37,535)..............                          $   617,085
Interest.............................................................                              286,655
                                                                                               -----------
Total Investment Income..............................................                              903,740

EXPENSES:
Management fee (Note 2)..............................................      $491,113
Custodian fees.......................................................        80,970
Legal and audit fees.................................................        11,405
Amortization of organization expenses (Note 1).......................         6,165
Trustees' fees and expenses (Note 2).................................         3,818
Other................................................................        32,888
                                                                           --------
Total Expenses.......................................................                              626,359
Fees deferred by Manager (Note 2)....................................                              (58,766)
                                                                                               -----------
NET EXPENSES.........................................................                              567,593
                                                                                               -----------
NET INVESTMENT INCOME................................................                              336,147
                                                                                               -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS (NOTES 1 and 3)
Net realized gain/(loss) on:
     Security transactions...........................................                              553,214
     Forward foreign currency exchange contracts.....................                             (134,564)
     Foreign currencies transactions (Net of foreign capital
       gains tax of $16,764).........................................                               20,076
                                                                                               -----------
Net realized gain on investments during the period...................                              438,726
                                                                                               -----------
Change in unrealized appreciation/(depreciation) of:
     Securities......................................................                           11,368,630
     Forward foreign currency exchange contracts.....................                               (6,755)
     Foreign currency transactions and net other assets..............                                 (447)
Net unrealized appreciation of investments during the period.........                           11,361,428
                                                                                               -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS......................                           11,800,154
                                                                                               -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.................                          $12,136,301
                                                                                               ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

Montgomery Variable Series: Emerging Markets Fund
Statement of Changes in Net Assets

                                                                                 For the Six Months
                                                                                   Ended 06/30/97         For the Period
                                                                                    (unaudited)           Ended 12/31/96*

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income......................................................        $    336,147             $    68,556
Net realized gain/(loss) on securities, forward foreign currency exchange
    contracts and foreign currency transactions during the period..........             438,726                (119,260)
Net unrealized appreciation of securities, forward foreign currency exchange contracts, foreign currency transactions and net other
    assets during the period...............................................          11,361,428                 626,197
                                                                                   ------------             -----------
Net increase in net assets resulting from operations.......................          12,136,301                 575,493

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income...................................                   -                 (65,918)

BENEFICIAL INTEREST TRANSACTIONS:
Net increase from beneficial interest transactions (Note 4)................          66,600,985              25,956,168
                                                                                   ------------             -----------
Net increase in net assets.................................................          78,737,286              26,465,743

NET ASSETS:
Beginning of period........................................................          26,965,743                 500,000
                                                                                   ------------             -----------
End of period..............................................................        $105,703,029             $26,965,743
                                                                                   ============             ===========

Accumulated net investment income/(Accumulated net investment loss)........        $    320,926             $   (15,221)
                                                                                   ============             ===========

--------------------------
* Montgomery Variable Series: Emerging Markets Fund commenced operations on February 2, 1996.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

Financial Highlights
Selected Per Share Data for the Period Ended:

                                                                                     06/30/97             12/31/96*
                                                                                   (unaudited)
Net asset value - beginning of period................................               $   10.65            $   10.00
                                                                                    ---------            ---------
Net investment income................................................                    0.05                 0.03
Net realized and unrealized gain on investments......................                    2.18                 0.65
                                                                                    ---------            ---------
Net increase in net assets resulting from investment operations......                    2.23                 0.68
Distributions to shareholders:
     Distributions from net investment income........................                       -                (0.03)
                                                                                    ---------            ---------
Net asset value - end of period......................................               $   12.88            $   10.65
                                                                                    =========            =========
Total return**.......................................................                   20.94%                6.79%
                                                                                    =========            =========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).................................               $ 105,703            $  26,966
Ratio of net investment income to average net assets.................                    1.04%+               0.81%+
Ratio of operating expenses to average net assets....................                    1.75%+               1.45%+
Portfolio turnover rate..............................................                      28%                  43%
Average commission rate paid (a).....................................               $  0.0008            $  0.0002
Net investment income/(loss) before deferral of fees and absorption
     of expenses by Manager..........................................               $    0.04            $   (0.01)
Operating expense ratio before deferral of fees and absorption of
     expenses by Manager.............................................                    1.93%+               2.47%+

------------------------
* Montgomery Variable Series: Emerging Markets Fund commenced operations on February 2, 1996.
**  Total return represents aggregate total return for the periods indicated.
+   Annualized.
(a) Average commission rate paid per share of securities purchased and sold by the Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

The Montgomery Funds III
Notes to Financial Statements (unaudited)

1.   SIGNIFICANT ACCOUNTING POLICIES:

     The Montgomery Funds III (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. As of June 30, 1997, the Trust had four series, the Montgomery Variable Series: Growth Fund, the Montgomery Variable Series: Emerging Markets Fund, the Montgomery Variable Series:
     International Small Cap Fund and the Montgomery Variable Series: Small Cap Opportunities Fund. The Montgomery Variable Series: Small Cap Opportunities Fund had not commenced operations as of June 30, 1997.

     The Trust was organized as a Delaware business trust on August 24, 1994. Prior to the public offerings of shares of the Funds, a limited number of shares were sold to Montgomery Asset Management, L.P. and/or affiliated persons of Montgomery Asset Management in private placement offerings. Otherwise, the Funds had no significant operations prior to February 2, 1996, the date on which the Montgomery Variable Series: Emerging Markets Fund commenced operations (i.e., commenced selling shares to the public).

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Information presented in these financial statements pertains to the Montgomery Variable Series: Emerging Markets Fund (the "Fund"). The Montgomery Variable Series: Growth Fund and the Montgomery Variable Series:
     International Small Cap Fund are presented under separate covers.

     The following is a summary of significant accounting policies.

     a.  PORTFOLIO VALUATION

         The Fund's securities are valued using current market valuations: either the last reported sales price or, lacking any reported sales, and in the case of fixed income securities, the mean between the closing bid and asked prices. The value of securities denominated in foreign currencies and traded on foreign exchanges or in foreign markets will be translated into U.S. dollars at the last price of their respective currency denomination against U.S. dollars quoted by a major bank or, if no such quotation is available, at the rate of exchange determined in accordance with policies established in good faith by the Board of Trustees. Securities for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the supervision of the Trust in accordance with methods which are authorized by the Trust's Board of Trustees.

         Short term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with maturities of 60 days or less are carried at amortized cost, which approximates market value.

     b.  DIVIDENDS AND DISTRIBUTIONS

         Dividends, if any, from net investment income of the Fund are declared and paid at least annually.

         Distributions of any short-term capital gains earned by the Fund are distributed no less frequently than annually. Additional distributions of net investment income and capital gains for the Fund may be made in order to avoid the application of a 4% non-deductible excise tax on certain undistributed amounts of ordinary income and capital gains. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

     c.  FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

         The Fund may engage in forward foreign currency exchange contracts with off balance sheet risk in the normal course of investing activities in order to manage exposure to market risks. Forward foreign currency exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Fund as an unrealized gain or loss.

         When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Forward foreign currency exchange contracts have been used solely to establish a rate of exchange for settlement of transactions. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

The Montgomery Funds III
Notes to Financial Statements (unaudited)
(continued)

     d.  FOREIGN CURRENCY

         Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Unrealized gains and losses which result from changes in foreign currency exchange rates on investments have been included in the unrealized appreciation/(depreciation) of securities. Net realized foreign currency gains and losses resulting from movement in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities, transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received and the portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date.

     e.  REPURCHASE AGREEMENTS

         The Fund may engage in repurchase agreement transactions individually or jointly through a joint repurchase account with other series of the Trust and affiliated registered investment companies pursuant to a joint repurchase agreement. Under the terms of a typical repurchase agreement, the Fund writes a financial contract with a counterparty and takes possession of a government debt obligation as collateral. The Fund also agrees with the counterparty to allow the counterparty to repurchase the financial contract at a specified date and price, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal at all times to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund's investment manager, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks. The Fund may also participate on an individual or joint basis in tri-party repurchase agreements which involve a counterparty and a custodian bank.

     f.  SECURITIES TRANSACTIONS AND INVESTMENT INCOME

         Securities transactions are recorded on a trade-date basis. Realized gain and loss from securities transactions are recorded on the specific identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on short-term investments, is recognized on an accrual basis. Dividend income on foreign securities is recognized as soon as the Fund is informed of the ex-dividend date.

     g.  FEDERAL INCOME TAXES

         The Fund has elected and qualified, and it is the intention of the Fund to continue to qualify, as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), by complying with the provisions available to certain investment companies, as defined in applicable sections of the Code, and to make distributions of taxable income to shareholders sufficient to relieve the Fund from all or substantially all Federal income taxes.

     h.  ORGANIZATION COSTS

         Expenses incurred in connection with the organization of the Fund are amortized on a straight-line basis over a period of five years from commencement of operations.

2.  MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:

    a. Montgomery Asset Management, L.P. is the Fund's Manager (the "Manager"). The Manager, a California limited partnership, is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The general partner of the Manager is Montgomery Asset Management, Inc., and its sole limited partner is an affiliate of Montgomery Securities. Under the Advisers Act, both Montgomery Asset Management, Inc. and Montgomery Securities may be deemed controlling persons of the Manager. Although the operations and management of the Manager are independent from those of Montgomery Securities, it is expected that the Manager may draw upon the research and administrative resources of Montgomery Securities at its discretion in a manner consistent with applicable regulations.

The Montgomery Funds III
Notes to Financial Statements (unaudited)
(continued)

         Pursuant to the investment management agreement ("Investment Management Agreement"), the Manager provides the Fund with advice on buying and selling securities, manages the investments of the Fund including the placement of orders for portfolio transactions, furnishes the Fund with office space and certain administrative services, and provides the personnel needed by the Trust with respect to the Manager's responsibilities under such Agreement. As compensation, the Fund pays the Manager a monthly management fee (accrued daily) at the following annual rates based upon the average daily net assets of the Fund:

                        First $250 Million      Over $250 Million
                        ------------------      -----------------
                               1.25%                 1.00%

         The Manager has agreed to reduce some or all of its management fee or absorb the Fund expenses if necessary to keep the Fund's annual operating expenses, exclusive of interest or taxes, at or below 1.75% of the average daily net assets of the Fund.

         Any reductions or absorptions made for the Fund by the Manager of its fees are subject to recovery within the following three years provided the Fund is able to affect such reimbursement and remain in compliance with applicable expense limitations. Any of the Manager's voluntary absorptions are also subject to recovery. For the six months ended June 30, 1997, the Manager recouped fees of $86,264.

         For the six months ended June 30, 1997, the Manager has deferred fees of $58,766.

         As of June 30, 1997, the deferred management fees subject to recoupment are $58,766.

     b. Certain officers and Trustees of the Trust are, with respect to the Trust's Manager and/or Montgomery Securities, "affiliated persons" as defined in the 1940 Act. Each Trustee who is not an "affiliated person" receives an annual retainer and quarterly meeting fees totalling $35,000 per annum, as well as reimbursement for expenses, for services as Trustee of all three Trusts advised by the Manager ($5,000 of which will be allocated to the Montgomery Funds III).

     c. The Fund has no sales load and does not pay distribution (Rule 12b-1) fees.

3.   SECURITIES TRANSACTIONS:

     a. The aggregate amount of purchases and sales of investment securities, other than short-term securities, for the six months ended June 30, 1997, were $74,369,340 and $15,810,946, respectively.

     b. At June 30, 1997, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value for federal income tax purposes were $15,574,948 and $3,579,482, respectively.

         The schedule of forward foreign currency exchange contracts at June 30, 1997 was as follows:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS TO BUY:                            CONTRACT VALUE DATE        VALUE (NOTE 1)
      2,237,752  Mexican Pesos                                                       07/01/97             $  281,567
      1,876,392  South African Commercial Rand                                       07/01/97                413,576
     10,600,216  Philippine Pesos                                                    07/02/97                401,879
      1,907,313  Philippine Pesos                                                    07/03/97                 72,307
                                                                                                          ----------
                 TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS TO BUY
                 (CONTRACT COST $1,174,145)                                                               $1,169,329
                                                                                                          ----------

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS TO SELL:
        102,079  Brazilian Real                                                      07/01/97             $   94,821
        204,023  Malaysian Ringgit                                                   07/01/97                 80,833
        659,518  Hong Kong Dollar                                                    07/07/97                 85,126
                                                                                                          ----------
              TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS TO SELL
              (CONTRACT COST $260,611)                                                                    $  260,780
                                                                                                          ----------


     c.  Under an unsecured Revolving Credit Agreement with DeutscheBank (New
         York), the Montgomery Variable Series: Emerging Markets Fund, along with other funds of Montgomery Funds I, Montgomery Funds II and Montgomery Funds III, may for one year starting August 6, 1996, borrow (consistent with applicable law and its investment policies) up to 10% of its net asset value, provided that the aggregate principal amount of outstanding loans under the agreement to all Funds does not exceed $300,000,000. For the six months ended June 30, 1997, there were no borrowings under this agreement.

The Montgomery Funds III
Notes to Financial Statements (unaudited)
(continued)

4.   TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:

     The Trust has authorized an unlimited number of shares of beneficial interest which have a par value of $0.01. Transactions in shares of beneficial interest for the periods indicated below were:

                                                SIX MONTHS ENDED                 PERIOD ENDED
                                                  JUNE 30, 1997               DECEMBER 31, 1996*
                                            SHARES       AMOUNT            SHARES      AMOUNT
     Shares Sold                             7,387,214   $ 86,655,259      2,724,011   $28,483,626
     Issued as Reinvestment of Dividends             -              -          6,363        65,918
     Shares Redeemed                        (1,712,001)   (20,054,274)      (248,382)   (2,593,376)
                                            ----------   ------------      ---------   -----------
     Net Increase                            5,675,213   $ 66,600,985      2,481,992   $25,956,168
                                            ==========   ============      =========   ===========

- ---------------

* Montgomery Variable Series: Emerging Markets Fund commenced operations on February 2, 1996.

5.   FOREIGN SECURITIES

     The Fund purchases securities in emerging market countries. Securities of foreign companies and foreign governments involve special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include re-evaluation of currencies, less reliable information about issuers, differences in the clearance and settlement of securities transactions practices, and future adverse political and economic developments. These risks are heightened for investments in emerging market countries. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those securities of comparable U.S. companies and the U.S. government.

6.   SPECIAL SITUATION SECURITIES

     The following security held by the Fund on June 30, 1997, is generally an unrestricted security for which a reliable market price can be established. The security is valued at its market price. However, because the process of re-registering foreign securities in the Fund's name can take more than seven days, the following shares of this security was deemed temporarily restricted or illiquid in the hands of the Fund at June 30, 1997. The Fund bears the cost of re-registering this security:


                     ACQUISITION                6/30/97        VALUE                % OF TOTAL
    SECURITY            DATE        SHARES    MARKET VALUE   PER SHARE   COST       NET ASSETS
Lippo Securities      06/25/96      140,000     $99,302        $0.71     $102,608     0.09%

7.   CAPITAL LOSS CARRYFORWARD

     At December 31, 1996, the Fund had available for Federal income tax purposes unused capital losses of $84,636 expiring in 2004.

     Under current tax law, net short-term capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended December 31, 1996, the Fund elected to defer net short-term capital losses of $14,382 occurring between November 1, 1995 and December 31, 1996.

     Such deferred losses will be treated as arising on the first day of the fiscal year ended December 31, 1997.

8.   SUBSEQUENT EVENT

     On March 25, 1997, Montgomery Securities, the Manager and CAM Acquisition LLC ("CAM"), a newly organized subsidiary of Commerzbank Aktiengesellschaft, entered into an agreement providing for the transfer of substantially all the assets composing the Manager's business to CAM. On June 23, 1997, the shareholders of the Fund approved a new Investment Management Agreement with CAM (renamed Montgomery Asset Management, LLC) that became effective upon the closing of the Manager's transaction with CAM. Such transaction closed on July 31, 1997.

                      STEINROE VARIABLE INVESTMENT TRUST

                           Capital Appreciation Fund
                           Managed Growth Stock Fund
                              Managed Assets Fund
                        Mortgage Securities Income Fund
                               Cash Income Fund



                               Semiannual Report
                                 June 30, 1997

-------------------------------------------------------------------------------
                               TABLE OF CONTENTS
-------------------------------------------------------------------------------

PORTFOLIO MANAGER'S DISCUSSION:

 Capital Appreciation Fund ..........................................1
 Managed Growth Stock Fund ..........................................3
 Managed Assets Fund ................................................4
 Mortgage Securities Income Fund ....................................5
 Cash Income Fund ...................................................6

FINANCIAL STATEMENTS:
 Capital Appreciation Fund ..........................................7
 Managed Growth Stock Fund .........................................12
 Managed Assets Fund ...............................................17
 Mortgage Securities Income Fund ...................................23
 Cash Income Fund ..................................................28

NOTES TO FINANCIAL STATEMENTS ......................................32

------------------------------------------------------------------------------
PORTFOLIO MANAGER'S DISCUSSION
SteinRoe Variable Investment Trust Capital Appreciation Fund
------------------------------------------------------------------------------

DEAR CONTRACT OWNER:

Following a relatively weak first quarter, the Fund's performance rebounded in the second quarter ended June 30, 1997, with the Fund gaining 15.6 percent, only slightly behind the Russell 2000 return of 16.2 percent. This led to a total return for the six months ended June 30, 1997, of 7.2 percent for the Fund versus a 10.2 percent return for the Russell 2000. The Fund's performance continued to strengthen in the latter part of the second quarter, gaining 6.6 percent for the month of June versus 4.3 percent for the Russell 2000.

     We maintain between 30 percent and 40 percent of our total equity assets in the Fund's 10 largest equity positions. Such concentration has enhanced the Fund's overall return in the past. Past experience suggests that the stocks that perform best for us are those we know most thoroughly. During the reporting period, we added to our 10 largest holdings, increasing the concentration of the Fund's equity assets in its top holdings to 37 percent. We believe this strategy helped the Fund's overall performance, as our top 10 equity holdings accounted for approximately 74 percent of the Fund's total return in the first six months. For example, four of the Fund's top 10 holdings -- Alternative Resources (3.2 percent of total net assets), AVX Corporation (3.6 percent of total net assets), CB Commercial Real Estate (3.8 percent of total net assets), and 20th Century Industries (3.9 percent of total net assets) -- appreciated 17.3 percent, 25.6 percent, 53.4 percent and 24.4 percent, respectively, during the first six months of the year.

     In terms of sector performance, the Capital Appreciation Fund's best performers in the first half of the year were in the financial, technology and industrial sectors. Financial stocks that contributed meaningfully to the strong performance included our specialty insurance holdings -- 20th Century Industries, Mutual Risk Management and Meadowbrook Insurance (3.9 percent, 2.9 percent, and 3.4 percent of total net assets) -- as well as the real estate manager and broker CB Commercial Real Estate (3.8 percent of total net assets). Among the strongest performers in the technology sector were FiServ (3.6 percent of total net assets), which provides data processing services to financial companies, and Alternative Resources (3.2 percent of total net assets), which provides human resource solutions for technology assignments. AVX Corporation (3.6 percent of total net assets), a leading manufacturer of passive electronic components also fared well, as demand for its products has begun to increase following a cyclical slowdown in business volume. Strong industrial stocks include Kent Electronics (2.8 percent of total net assets), an electronics distributor and contract manufacturer, and Ballantyne of Omaha (1.9 percent of total net assets), the leading producer of motion picture projectors. Finally, Grupo Radio Centro (1.8 percent of total net assets) also did well; this owner and operator of radio stations in Mexico benefited from improving economic conditions.

     Offsetting a portion of these gains, the Fund's energy holdings continued to underperform in the second quarter reflecting declining oil and gas prices. Barrett Resources (2.3 percent of total net assets) was particularly weak based on disappointing recent exploration results. While the Fund's three domestic exploration and production companies have been disappointing investments in the short term, they have been very successful long-term investments because their management teams have succeeded in growing oil and gas reserves rapidly at a low cost per barrel. Central European Television (3.2 percent of total net assets), an owner and operator of television stations based in Europe, was negatively affected by regulatory uncertainty -- subsequently resolved in way that is favorable to the company -- and currency depreciation in the Czech Republic.

     Recent new holdings include CoreStaff, a provider of information technology staffing solutions; SPSS, a leader in statistical software; and Henry Schein, a distributor of dental and medical products (2.3 percent, 1.8 percent, and 1.2 percent of total net assets). We also purchased shares in Helen of Troy (1.6 percent of total net assets), a designer and marketer of hair care and personal appliances. The Fund sold CFC International, National Processing and Storm Technology after disappointing operating results, and we eliminated Dr. Solomon's Group after signs of more vigorous competition in the anti-virus software market.

     The Capital Appreciation Fund attempts to create wealth for its shareholders by investing in well-selected small-cap growth companies that are entrepreneurially managed and which trade at reasonable valuation levels. During the reporting period we maintained an equity ratio of roughly 90 percent of total net assets -- this is approximately the midpoint of our normal equity ratio range of 85 percent to 95 percent. We believe the growth prospects for the companies in the portfolio are considerably higher than for the typical company in today's market. At the same time, the portfolio's price-earnings ratio is only a modest premium to that of the market. In our opinion today's small-cap investor should benefit from higher growth, without having to overpay for it.

                                          John McLandsborough and Dick Peterson,
                                                              Portfolio Managers

SteinRoe Variable Investment Trust
Capital Appreciation Fund, S&P 500 and Russell 2000

Performance of a hypothetical $10,000 investment January 1, 1989, to

June 30, 1997

Average Annual Total Return
at June 30, 1997
1-Year      5-Year          Inception
16.7%       20.4%           17.4%

Line Chart:

       Capital Appreciation Fund     S&P 500 Index   Russell 2000 Index
1/89   10000                         10000           10000
12/89  13084                         13163           11626
12/90  11918                         12754            9361
12/91  16357                         16631           13672
12/92  18725                         17896           16189
12/93  25406                         19697           19245
12/94  25708                         19955           18894
12/95  28729                         27444           24270
12/96  36469                         33756           28274
6/97   39077                         40335           31158

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE AND INVESTMENT RETURN WILL VARY, SO YOU MAY HAVE A GAIN OR A LOSS WHEN YOU SELL SHARES. Total return performance includes changes in share price and reinvestment of income and capital gains distributions. Life of Fund is from Fund inception on Jan. 1, 1989, benchmark performance is from Dec. 31, 1988, to June 30, 1997. The Russell 2000 is an unmanaged group of stocks that differs from the Fund's composition; it is not available for direct investment. According to Lipper Analytical Services, Inc., an independent monitor of mutual fund performance, the median total returns for the Fund's small-cap fund peer group for the one-year, five-year and Life of Fund periods ended June 30, 1997, were 16.68 percent, 16.55 percent and 16.42 percent, respectively.

-------------------------------------------------------------------------------
PORTFOLIO MANAGER'S DISCUSSION
SteinRoe Variable Investment Trust Managed Growth Stock Fund
-------------------------------------------------------------------------------

DEAR CONTRACT OWNER:

For the six months ended June 30, 1997, Managed Growth Stock Fund's return of
19.57 percent outpaced the 14.35 percent median return of its Lipper VA growth fund peer group as well as the S&P 500 return of 19.49.

     During the first half of the reporting period, growing concern about a possible earnings slowdown prompted many investors to flee small- and mid-cap stocks in search of the liquidity and predictability of large-cap, high-quality growth stocks. The Fund clearly benefited from this trend, which continued into the second half of the reporting period. Large-cap, high-quality growth stocks have experienced a powerful market rally as their multinational focus continues to attract investors' dollars. That's because investors have increasingly emphasized earnings, and large-cap, high-quality stocks with a multinational focus have, in general, reported much better earnings than their small- and mid-cap brethren.

     The pharmaceutical sector was one of our top performers, due in large part to a string of successful new product introductions and the continued enthusiastic support of investors who favor the noncyclical -- and relatively stable -- nature of drug company earnings. The portfolio's telecommunications equipment providers also boosted performance, particularly companies like Motorola, Tellabs and LMEriccson (3.5 percent, 2.6 percent and 3.0 percent of total net assets, respectively) that continue to provide innovative products to help solve the need among telephone companies to upgrade systems and handle greater voice and data capacity. Finally, global consumer franchises like Coca-Cola, Gillette and Procter & Gamble (3.4 percent, 3.6 percent and 3.2 percent of total net assets, respectively) continue to do well as their earnings consistently meet or exceed expectations.

     Purchases during the last six months have ranged from Motorola, a telecommunications equipment company, and Nokia Corp., a leading international telecommunications group; to Paychex, Inc., a provider of payroll processing services, and Wells Fargo & Co., one of the largest bank holding companies (3.5 percent, 1.9 percent, 0.7 percent and 1.3 percent of total net assets, respectively). We believe these companies should experience strong earnings growth over the next few years.

     We remain positive about the Fund's long-term prospects, especially since we think that increased global competition has created a new breed of large-cap company -- one that boasts worldwide dominance, super efficient production and an outspoken commitment to shareholder value. In our opinion, these kinds of companies should do well regardless of how the U.S. economy is performing.

                                              Erik Gustafson, Portfolio Manager



PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE AND INVESTMENT RETURN WILL VARY, SO YOU MAY HAVE A GAIN OR A LOSS WHEN YOU SELL SHARES. Total return performance includes changes in share price and reinvestment of income and capital gains distributions. Life of Fund is from Fund inception on Jan. 1, 1989; benchmark performance is from Dec. 31, 1988, to June 30, 1997. The S&P 500 is an unmanaged group of stocks that differs from the Fund's composition; it is not available for direct investment. According to Lipper Analytical Services, Inc., an independent monitor of mutual fund performance, the median total returns for the Fund's VA growth fund peer group for the one-year, five-year and Life of Fund periods ended June 30, 1997, were 16.68 percent, 16.55 percent and
16.42 percent, respectively.

SteinRoe Variable Investment Trust
Managed Growth Stock Fund and S&P 500

Performance of a hypothetical $10,000 investment January 1, 1989, to June 30, 1997

Average Annual Total Return
at June 30, 1997

1-Year                        5-Year           Inception
29.7%                         17.6%              17.7%

Line Chart

         Managed Growth Stock Fund       S&P 500 Index
1/89     10000                           10000
12/89    13130                           13163
12/90    12913                           12754
12/91    19115                           16631
12/92    20382                           17896
12/93    21395                           19697
12/94    20036                           19955
12/95    27596                           27444
12/96    33468                           33756
6/97     40018                           40335

-------------------------------------------------------------------------------
PORTFOLIO MANAGER'S DISCUSSION
SteinRoe Variable Investment Trust Managed Assets Fund
-------------------------------------------------------------------------------

DEAR CONTRACT OWNER:

For the six months ended June 30, 1997, Managed Assets Fund's return of 9.17 percent lagged the 10.14 percent median return of its Lipper VA flexible portfolio peer group, and the 19.49 percent return of the S&P 500.

     Solid performances by our financial services, health care, electrical equipment and retail holdings fueled performance. Many of our international holdings also contributed. Our equity gains, however, were offset somewhat by the flatter returns of our REIT and energy holdings. Our fixed income holdings --dampened in the first quarter of 1997 when the rate increase caused the long bond to more than retrace earlier gains -- rallied later in the reporting period on the news of a possible budget deal and strong foreign demand.

     To help enhance diversification, we added several new holdings, including United HealthCare, a health care management firm; Fujitsu, a Japanese telecommunications equipment firm; Siemens, a German electronics firm; and Santa Fe International, an oil services firm (0.7 percent, 0.5 percent, 0.5 percent and 0.5 percent of total net assets, respectively). We shifted out of GM and into Honda (0.7 percent of total net assets) during the last six months, as we think a stronger dollar could hamper U.S. automakers' ability to compete against Japanese and German competitors.

     Going forward, we believe inflation will remain moderate and economic growth will eventually slow, which could lead to further positive returns for our bond investments. While we think attractive equity opportunities exist overseas, we're less positive about the domestic stock market, as we think either slowing corporate revenues or increasing wage pressures could lead to some erosion in profit margins. Nonetheless, we think a good bond market and strong economic conditions should ward off any major dislocations.

                                           Harvey Hirschhorn, Portfolio Manager


PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE AND INVESTMENT RETURN WILL VARY, SO YOU MAY HAVE A GAIN OR A LOSS WHEN YOU SELL SHARES. Total return performance includes changes in share price and reinvestment of income and capital gains distributions. Life of Fund is from Fund inception of Jan. 1, 1989; benchmark performance is from Dec. 31, 1988, to June 30, 1997. The S&P 500 is an unmanaged group of stocks that differs from the Fund's composition; it is not available for direct investment. According to Lipper Analytical Services, Inc., an independent monitor of mutual fund performance, the median total returns for the Fund's VA flexible portfolio fund peer group for the one-year, five-year and Life of Fund periods ended June 30, 1997, were 19.49 percent,
13.11 percent and 13.10 per cent, respectively.

SteinRoe Variable Investment Trust
Managed Assets Fund and S&P 500

Performance of a hypothetical $10,000 investment January 1, 1989, to June 30, 1997

Average Annual Total Return
at June 30, 1997

1-Year            5-Year             Inception
18.5%             12.4%              12.9%

Line Chart
          Managed Assets Fund       S&P 500 Index
1/89      10000                     10000
12/89     12238                     13163
12/90     12154                     12754
12/91     15549                     16631
12/92     16720                     17896
12/93     18273                     19697
12/94     17690                     19955
12/95     22189                     27444
12/96     25657                     33756
6/97      28010                     40335

-------------------------------------------------------------------------------
PORTFOLIO MANAGER'S DISCUSSION
SteinRoe Variable Investment Trust Mortgage Securities Income Fund
-------------------------------------------------------------------------------

DEAR CONTRACT OWNER:

     For the six months ended June 30, 1997, Mortgage Securities Income Fund's return of 3.35 percent outpaced the 3.24 percent median return of its Lipper U.S. government fund peer group, but trailed the 3.92 percent return of the Lehman Mortgage-Backed Securities Index.

     We gradually have reduced the Fund's mortgage-backed holdings throughout the reporting period as they have become less attractive. We are now near the lower end of our historical allocation range for mortgages. That's because we believe mortgages are generally overvalued as a result of both strong investor demand for these securities and low volatility in the bond market. We sold current coupon and premium coupon mortgages because we think these are the most likely to underperform if interest rates decline and prepayment risk increases. We have, however, held onto lower- and higher-coupon mortgage securities that we think are the most attractive in the current environment.

     We view asset-backed securities collateralized by home equity loans and manufactured housing loans as very attractive. These securities have less prepayment risk than most mortgage-backed securities and, on a risk-adjusted basis, have attractive yields relative to mortgage-backed securities. We currently have 9.6 percent of the Fund invested in asset-backed securities.

     Going forward, we believe Treasury securities will outperform mortgages over the next three to six months. Currently, mortgages do not offer enough yield to compensate for the prepayment risk inherent in these securities. Within the mortgage market, we think discount and premium coupons are attractive relative to current coupons. Given our favorable outlook for the economy, we believe corporate bonds may outperform both Treasuries and mortgages.

                                             Michael Kennedy, Portfolio Manager


PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE AND INVESTMENT RETURN WILL VARY, SO YOU MAY HAVE A GAIN OR A LOSS WHEN YOU SELL SHARES. Portfolio holdings as of June 30, 1997; portfolio data subject to change. Total return performance includes changes in share price and reinvestment of income and capital gains distributions. The Fund is neither insured nor guaranteed by the U.S. government. Life of Fund is from Fund inception on Jan. 1, 1989; benchmark performance is from Dec. 31, 1988, to June 30, 1997. The Lehman Mortgage-Backed Securities Index represents an unmanaged group of mortgage-backed securities that differs from the composition of the Fund; it is not available for direct investment. According to Lipper Analytical Services, Inc., an independent monitor of mutual fund performance, the median returns for the Fund's U.S. government fund peer group for the one-year, five-year and Life of Fund periods ended June 30, 1997, were 7.49 percent, 6.23 percent and 8.75 percent, respectively.

SteinRoe Variable Investment Trust
Mortgage Securities Income Fund and Lehman Mortgage-Backed Securities Index Performance of a hypothetical $10,000 investment January 1, 1989, to June 30, 1997

Average Annual Total Return
at June 30, 1997

1-Year        5-Year               Inception
8.3%          6.2%                 8.2%

Line Chart

          Mortgage Securities    Lehman Mortgage-Backed
          Income Fund            Securities Index
1/98      10000                  10000
12/89     11284                  11535
12/90     12311                  12772
12/91     14094                  14779
12/92     14933                  15809
12/93     15868                  16890
12/94     15619                  16618
12/95     18077                  19411
12/96     18924                  20449
6/97      19561                  21251

-------------------------------------------------------------------------------
PORTFOLIO MANAGER'S DISCUSSION
SteinRoe Variable Investment Trust Cash Income Fund
-------------------------------------------------------------------------------

DEAR CONTRACT OWNER:

Cash Income Fund finished the six-month reporting period with a 2.49 percent total return, just ahead of the 2.48 percent median return for its money market fund peer group.

     The Fund's yield reflects the see-saw environment of interest rates that has been in effect throughout much of the last year. One year ago, the Federal Reserve had just shifted from an easing to a neutral mode, as its series of rate cuts designed to bring the economy to a soft landing appeared successful. Throughout this year, the economy's mixed signals sent money market rates up and down, but in a fairly tight range. In late March 1997, economic signposts pointed to an economy that was growing too quickly, and the Federal Reserve tightened rates by a quarter of a percentage point. Since then, however, economic growth appears to have slowed to a more sustainable rate and the Federal Reserve has stood firm on interest rates.

     During times of economic uncertainty, we look for pockets of opportunity to potentially enhance the Fund's yield. While the Federal Reserve was in its easing-to-neutral mode, we added to our holdings of Federal agency securities to lock in higher yields on longer-term securities. The middle two quarters of the fiscal year brought mixed economic signals. As a result, we increased our allocation of shorter-term commercial paper. This benefited the Fund because many investors expected a tightening move.

     As we approached fiscal year end, investors began to anticipate further rate hikes and we looked to add corporate "floaters" to the Fund at attractive spreads. We like these variable-rate corporate notes because they have one-year maturities and their coupons adjust or "float" quarterly with market rates. Not only do they offer high current yield potential, they also offer additional yield potential because their coupons will float up to at least market rate yields should the Federal Reserve raise interest rates. We are very selective in the floaters we purchase. Of course we consider them for their defensive characteristics in a rising-rate environment, but we also look for an attractive current coupon. In this way, even if the Federal Reserve goes into a neutral mode we can continue to capture additional yield potential.

     Going forward, we plan to keep the Fund's average maturity shorter because there is still a slim chance that the Federal Reserve may raise interest rates at one of its next meetings. By maintaining a neutral maturity range, The Fund is positioned to respond accordingly to the outcome of those meetings or other significant economic events. As always, we'll look for opportunities to add longer-maturity securities at attractive rates.

                                                Jane Naeseth, Portfolio Manager


PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE AND INVESTMENT RETURN WILL VARY, SO YOU MAY HAVE A GAIN OR A LOSS WHEN YOU SELL SHARES. Total return performance includes changes in share price and reinvestment of income and capital gains distributions. An investment in the Fund is neither insured nor guaranteed by the U.S. government, and there is no assurance that the Fund will be able to maintain its stable net asset value of $1 per share. Life of Fund is from fund inception on January 1, 1989. According to Lipper Analytical Services, Inc., an independent monitor of mutual fund performance, the median total returns for the Fund's money market fund peer group for the one-year, five-year and Life of Fund periods ended June 30, 1997, were 5.04 percent, 4.21 percent and 5.30 percent, respectively.

-------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
SteinRoe Variable Investment Trust Capital Appreciation Fund /
June 30, 1997 (Unaudited)
-------------------------------------------------------------------------------

                                                           MARKET
                                           SHARES           VALUE
                                         ---------       -----------
COMMON STOCKS--(92.2%)
AUTO ACCESSORIES--(2.2%)
Superior Industries International, Inc.    168,000       $ 4,452,000
                                                         -----------
BANKS/SAVINGS AND LOANS--(2.0%)
Grupo Financiero Inbursa                   670,000         2,804,827
Rancho Santa Fe National Bank (a)          111,900         1,188,938
                                                         -----------
                                                           3,993,765
                                                         -----------
BROADCASTING/MEDIA--(9.8%)
Central European Media Enterprises
   Ltd. (a)                                243,900         6,341,400
Grupo Radio Centro ADSs (a)                311,000         3,654,250
Hollinger International, Inc.              350,000         3,915,625
Metro Networks, Inc. (a)                   237,900         5,769,075
                                                         -----------
                                                          19,680,350
                                                         -----------
BUSINESS SERVICES--(17.2%)
Alternative Resources Corporation (a)      310,600         6,328,475
CORESTAFF, Inc. (a)                        168,000         4,536,000
Covance, Inc. (a)                          252,400         4,874,475
Danka Business Systems Plc ADRs             89,000         3,637,875
G & K Services Cl. A                       211,000         7,859,750
Interim Services Inc. (a)                  140,400         6,247,800
Investors Financial Services Corporation    25,000         1,187,500
                                                         -----------
                                                          34,671,875
                                                         -----------
COMPUTER HARDWARE AND SOFTWARE--(4.9%)
Microware Systems Corporation (a)          125,600         1,114,700
SPSS, Inc. (a)                             125,000         3,625,000
Zebra Technologies Corporation (a)         180,100         5,020,287
                                                         -----------
                                                           9,759,987
                                                         -----------
COMPUTER SERVICES--(3.6%)
Fiserv Inc. (a)                            161,600         7,211,400
                                                         -----------

CONSUMER ELECTRONICS/APPLIANCES--(1.6%)
Helen of Troy Ltd. (a)                     124,500         3,190,312
                                                         -----------

DIVERSIFIED OPERATIONS--(0.1%)
Fischer Companies, Inc.                        800           104,000
                                                         -----------

DRUGS--(0.9%)
Ligand Pharmaceuticals, Inc. (a)           140,000         1,802,500
                                                         -----------

EDUCATIONAL SERVICES--(1.7%)
Firearms Training Systems, Inc. (a)        255,800         3,517,250
                                                         -----------

ELECTRICAL POWER GENERATION--(1.0%)
AES Corporation (a)                         27,000         1,910,250
                                                         -----------

                                                                      MARKET
                                                     SHARES           VALUE
                                                    -------        ------------
ELECTRICAL EQUIPMENT--(8.3%)
AVX Corp.                                           265,300        $  7,163,100
Ballantyne of Omaha, Inc. (a)                       215,000           3,870,000
Kent Electronics Corporation (a)                    155,000           5,686,563
                                                                   ------------
                                                                     16,719,663
                                                                   ------------

ELECTRONIC COMPONENTS--(0.1%)
Zytec Corporation (a)                                 7,600             142,500
                                                                   ------------

EQUIPMENT RENTAL & LEASING--(2.1%)
U.S. Rentals, Inc. (a)                              168,100           4,255,031
                                                                   ------------

FOOD DISTRIBUTOR--(2.2%)
Richfood Holdings, Inc.                             169,000           4,394,000
                                                                   ------------

INSURANCE--(10.2%)
Meadowbrook Insurance Group, Inc.                   271,400           6,768,037
Mutual Risk Management Ltd.                         126,666           5,810,803
20th Century Industries, Inc.                       373,100           7,835,100
                                                                   ------------
                                                                     20,413,940
                                                                   ------------
MEDICAL EQUIPMENT--(4.6%)
National Dentex Corporation (a)                      15,800             300,200
Urologix, Inc. (a)                                  171,900           2,922,300
Uroquest Medical Corporation (a)                    255,000           1,657,500
Xomed Surgical Products, Inc. (a)                   215,400           4,308,000
                                                                   ------------
                                                                      9,188,000
                                                                   ------------

OIL/GAS--(6.2%)
Barrett Resources Corp. (a)                         153,800           4,604,387
Cross Timbers Oil Company                           133,500           2,569,875
Devon Energy Corporation                            144,300           5,303,025
                                                                   ------------
                                                                     12,477,287
                                                                   ------------


REAL ESTATE DEVELOPMENT/MANAGEMENT--(3.8%)
Beacon Properties Corporation                         4,600             153,525
CB Commercial Real Estate Services
   Group, Inc. (a)                                  248,100           7,536,038
                                                                   ------------
                                                                      7,689,563
                                                                   ------------
RETAIL--(3.0%)
Garden Botanika, Inc. (a)                           135,000             810,000
Video Update, Inc. (a)                              557,000           2,471,687
Whole Foods Market, Inc. (a)                         82,500           2,732,813
                                                                   ------------
                                                                      6,014,500
                                                                   ------------

SPECIALTY CHEMICALS--(2.7%)
ChemFirst, Inc.                                     197,900           5,368,038
                                                                   ------------


SCHEDULE OF INVESTMENTS                                          MARKET
(CONTINUED)                                     SHARES           VALUE
                                                -------       ------------
COMMON STOCKS (CONTINUED)
TELECOMMUNICATIONS--(2.1%)
Western Wireless Corporation (a)                270,200       $  4,289,425
                                                              ------------


WHOLESALE DISTRIBUTION--(1.9%)
AmeriSource Distribution
 Corporation (a)                                 30,000          1,496,250
Henry Schein, Inc. (a)                           75,500          2,359,375
                                                              ------------
                                                                 3,855,625
                                                              ------------
   TOTAL COMMON STOCKS (Cost $158,432,119)                     185,101,261
                                                              ------------


                                                                 MARKET
                                                PAR              VALUE
                                             ----------       ------------
SHORT-TERM INVESTMENTS--(7.7%)
Associates Corp. of North America
 6.200% 7/01/97                              $8,350,000       $  8,350,000
Louisiana Land & Exploration
 5.820% 7/01/97                               7,000,000          7,000,000
                                                              ------------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $15,350,000)                                            15,350,000
                                                              ------------
TOTAL INVESTMENTS--(99.9%)
 (Cost $173,782,119) (b)                                       200,451,261
OTHER ASSETS, LESS LIABILITIES--(0.1%)                             166,536
                                                              ------------
NET ASSETS (100%)                                             $200,617,797
                                                              ============


(a) Non-income producing security.
(b) The cost of investments for federal income tax purposes is identical. Gross unrealized appreciation and depreciation on investments at June 30, 1997 is as follows:

          Gross unrealized appreciation:       $30,891,072
          Gross unrealized depreciation:        (4,221,930)
                                               -----------
                                               $26,669,142
                                               ===========

           See Notes to Financial Statements.

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
SteinRoe Variable Investment Trust Capital Appreciation Fund /
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:
Investments, at market value (identified cost $173,782,119).................................. $200,451,261
Cash (including foreign currencies)..........................................................       51,868
Receivable for investments sold..............................................................    1,000,892
Receivable for fund shares sold..............................................................      291,460
Dividends and interest receivable............................................................       55,792
Other assets.................................................................................       14,988
                                                                                              ------------
    TOTAL ASSETS.............................................................................  201,866,261
                                                                                              ------------
LIABILITIES:
Payable for investments purchased............................................................      823,875
Payable for fund shares repurchased..........................................................      282,967
Payable to adviser...........................................................................      101,086
Accrued expenses payable.....................................................................       40,536
                                                                                              ------------
    TOTAL LIABILITIES........................................................................    1,248,464
                                                                                              ------------
NET ASSETS................................................................................... $200,617,797
                                                                                              ============
NET ASSETS REPRESENTED BY:
  Paid-in capital............................................................................ $171,307,315
  Accumulated undistributed net investment income............................................      173,347
  Accumulated net realized gains on investments and foreign currency transactions............    2,471,047
  Net unrealized appreciation on investments and foreign currencies..........................   26,666,088
                                                                                              ------------
TOTAL NET ASSETS APPLICABLE TO OUTSTANDING SHARES OF BENEFICIAL INTEREST..................... $200,617,797
                                                                                              ============
SHARES OF BENEFICIAL INTEREST OUTSTANDING....................................................   11,216,330
                                                                                              ============
NET ASSET VALUE PER SHARE....................................................................       $17.89
                                                                                                    ======


--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
Six Months Ended June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld).....................................................  $    502,255
  Interest income...............................................................................       381,169
                                                                                                  ------------
      Total investment income...................................................................       883,424
                                                                                                  ------------
EXPENSES:
  Management fee................................................................................       468,624
  Administrative fee............................................................................       140,587
  Custodian fee.................................................................................        25,340
  Accounting fee................................................................................        14,234
  Printing expense..............................................................................        16,860
  Audit and legal fees..........................................................................         9,050
  Trustees' fees................................................................................         7,512
  Transfer agent fee............................................................................         3,620
  Miscellaneous expense.........................................................................         3,024
                                                                                                  ------------
      Total expenses............................................................................       688,851
                                                                                                  ------------
Net investment income...........................................................................       194,573

REALIZED AND UNREALIZED GAINS ON INVESTMENTS:
  Net realized gains on investments.............................................................     2,492,277
  Net realized gains on foreign currency transactions...........................................         2,606
  Change in unrealized appreciation or depreciation of investments..............................    10,384,294
                                                                                                  ------------
Net increase in net assets resulting from operations............................................  $ 13,073,750
                                                                                                  ============

              See Notes to Financial Statements.

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
SteinRoe Variable Investment Trust Capital Appreciation Fund
--------------------------------------------------------------------------------

                                                                                     SIX MONTHS       YEAR ENDED
                                                                                    JUNE 30, 1997    DECEMBER 31,
                                                                                     (UNAUDITED)         1996
                                                                                    -------------    ------------
OPERATIONS:
    Net investment income ......................................................    $    194,573     $    340,782
    Net realized gains on investments ..........................................       2,492,277       37,125,858
    Net realized gains (losses) on foreign currency transactions ...............           2,606          (19,291)
    Change in unrealized appreciation or depreciation of investments ...........      10,384,294        1,982,076
                                                                                    ------------     ------------
Net increase in net assets resulting from operations ...........................      13,073,750       39,429,425
                                                                                    ------------     ------------
DISTRIBUTIONS DECLARED FROM:
    Net investment income ......................................................        (265,000)              --
    Net realized gains on investments ..........................................     (36,940,000)              --
                                                                                    ------------     ------------
    Total distributions ........................................................     (37,205,000)              --
                                                                                    ------------     ------------
FUND SHARE TRANSACTIONS:
    Proceeds from fund shares sold .............................................      27,403,142       59,130,137
    Cost of fund shares repurchased ............................................     (36,078,115)     (45,588,671)
    Distributions reinvested ...................................................      37,205,000               --
                                                                                    ------------     ------------
Net increase in net assets resulting from fund share transactions ..............      28,530,027       13,541,466
                                                                                    ------------     ------------
Total increase in net assets ...................................................       4,398,777       52,970,891
NET ASSETS:
    Beginning of period ........................................................     196,219,020      143,248,129
                                                                                    ------------     ------------
    End of period ..............................................................    $200,617,797     $196,219,020
                                                                                    ============     ============
Accumulated undistributed net investment income included in ending net assets ..    $    173,347     $    243,774
                                                                                    ============     ============
ANALYSIS OF CHANGES IN SHARES OF BENEFICIAL INTEREST:
    Shares sold ................................................................       1,561,687        3,135,974
    Shares repurchased .........................................................      (2,065,204)      (2,445,679)
    Distributions reinvested ...................................................       2,256,218               --
                                                                                    ------------     ------------
Net increase ...................................................................       1,752,701          690,295
                                                                                    ============     ============


                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
SteinRoe Variable Investment Trust Capital Appreciation Fund
--------------------------------------------------------------------------------

                                                     SIX MONTHS ENDED                   YEAR ENDED DECEMBER 31,
                                                      JUNE 30, 1997      -----------------------------------------------------
                                                       (UNAUDITED)         1996       1995       1994        1993       1992
                                                     ----------------    --------   --------   --------    --------   --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year ..............        $  20.73        $  16.33   $  14.74   $  16.53     $ 15.34    $ 15.32
                                                         --------        --------   --------   --------     -------    -------
Net investment income ...........................            0.02            0.04       0.04       0.06        0.03         --
Net realized and unrealized gains on investments
  and foreign currency transactions .............            1.13            4.36       1.69       0.09        5.22       2.17
                                                         --------        --------   --------   --------     -------    -------
Total from investment operations ................            1.15            4.40       1.73       0.15        5.25       2.17
                                                         --------        --------   --------   --------     -------    -------
Less distributions:
    Dividends from net investment income ........           (0.03)             --      (0.04)     (0.07)      (0.02)        --
    Distributions from net realized gains on
      investments ...............................           (3.96)             --      (0.10)     (1.87)      (4.04)     (2.15)
                                                         --------        --------   --------   --------     -------    -------
Total distributions .............................           (3.99)             --      (0.14)     (1.94)      (4.06)     (2.15)
                                                         --------        --------   --------   --------     -------    -------
Net asset value, end of year ....................        $  17.89        $  20.73   $  16.33   $  14.74     $ 16.53    $ 15.34
                                                         ========        ========   ========   ========     =======    =======
TOTAL RETURN:
Total investment return .........................            7.15%          26.94%     11.75%      1.19%(b)   35.68%(b)  14.48%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ...............        $200,618        $196,219   $143,248   $134,078     $96,544    $52,135
Ratio of expenses to average net assets .........            0.74%(c)        0.75%      0.76%      0.80%(a)    0.84%(a)   1.01%
Ratio of net investment income to average net
  assets ........................................            0.21%(c)        0.20%      0.26%      0.44%(b)    0.13%(b)  (0.01)%
Portfolio turnover ratio ........................              38%            100%       132%       144%        112%        85%
Average commissions (per share) .................        $ 0.0353        $ 0.0251         --         --          --         --

[FN]
(a) These ratios were not materially affected by the reimbursement of certain expenses by the Adviser and Administrator.
(b) Computed giving effect to the Investment Adviser's and the Administrator's expense limitation undertaking.
(c)  Annualized.


                      See Notes to Financial Statements.

-------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
SteinRoe Variable Investment Trust Managed Growth Stock Fund /
June 30, 1997 (Unaudited)
-------------------------------------------------------------------------------

                                                         MARKET
                                                         SHARES        VALUE
                                                         -------    -----------
COMMON STOCKS--(96.1%)
BANKS--(6.1%)
Citicorp                                                  40,000    $ 4,822,500
MBNA Corp.                                               123,750      4,532,344
Wells Fargo & Company                                     10,000      2,695,000
                                                                    -----------
                                                                     12,049,844
                                                                    -----------
BUSINESS SERVICES--(2.9%)
First Data Corporation                                   100,000      4,393,750
Paychex, Inc.                                             35,000      1,330,000
                                                                    -----------
                                                                      5,723,750
                                                                    -----------
COMPUTERS AND COMPUTER SOFTWARE--(8.0%)
Cisco Systems, Inc. (a)                                   65,000      4,363,125
Intel Corporation                                         35,000      4,963,437
Microsoft Corp. (a)                                       50,000      6,318,750
                                                                    -----------
                                                                     15,645,312
                                                                    -----------
CONSUMER RELATED--(9.0%)
CUC International, Inc. (a)                              165,000      4,259,063
The Gillette Company                                      75,000      7,106,250
The Proctor & Gamble Co.                                  45,000      6,356,250
                                                                    -----------
                                                                     17,721,563
                                                                    -----------
DRUGS--(7.5%)
Eli Lilly & Co.                                           50,000      5,465,625
Merck & Co.                                               55,000      5,692,500
SmithKline Beecham Plc ADRs                               40,000      3,665,000
                                                                    -----------
                                                                     14,823,125
                                                                    -----------
ELECTRICAL EQUIPMENT--(3.3%)
General Electric Company                                 100,000      6,537,500
                                                                    -----------
ENERGY--(4.0%)
Schlumberger Ltd.                                         40,000      5,000,000
Renaissance Energy Ltd. (a)                              100,000      2,783,617
                                                                    -----------
                                                                      7,783,617
                                                                    -----------
FINANCIAL SERVICES--(3.1%)
Federal National Mortgage
  Association                                            140,000      6,107,500
                                                                    -----------
FOOD/BEVERAGE/TOBACCO--(5.8%)
The Coca Cola Company                                    100,000      6,750,000
Phillip Morris Companies, Inc.                           105,000      4,659,375
                                                                    -----------
                                                                     11,409,375
                                                                    -----------
HEALTH CARE--(4.5%)
Johnson & Johnson                                         80,000      5,150,000
United Healthcare Corp.                                   70,000      3,640,000
                                                                    -----------
                                                                      8,790,000
                                                                    -----------

                                                        MARKET
                                                        SHARES        VALUE
                                                        -------    ------------
HOTEL--(3.6%)
HFS, Inc.                                                70,000    $  4,060,000
Sun International Hotels Ltd. (a)                        80,000       2,955,000
                                                                   ------------
                                                                      7,015,000
                                                                   ------------
INSURANCE--(6.6%)
American International Group, Inc.                       37,500       5,601,562
The Travelers, Inc.                                     115,000       7,252,188
                                                                   ------------
                                                                     12,853,750
                                                                   ------------
LEISURE & ENTERTAINMENT--(2.0%)
Disney (Walt) Co.                                        50,000       4,012,500
                                                                   ------------


MEDICAL SUPPLIES--(4.2%)
Baxter International Inc.                                65,000       3,396,250
Medtronic, Inc.                                          60,000       4,860,000
                                                                   ------------
                                                                      8,256,250
                                                                   ------------
RETAIL--(4.6%)
The Home Depot, Inc.                                     70,000       4,825,625
Kohl's Corp. (a)                                         80,000       4,235,000
                                                                   ------------
                                                                      9,060,625
                                                                   ------------
RESTAURANTS--(1.7%)
McDonald's Corporation                                   70,000       3,381,875
                                                                   ------------


RUBBER, PLASTIC & RELATED--(2.6%)
Illinois Tool Works Inc.                                100,000       4,993,750
                                                                   ------------


TECHNOLOGY SERVICES--(4.4%)
Tellabs Inc. (a)                                         90,000       5,028,750
Thermo Electron Corp. (a)                               105,000       3,570,000
                                                                   ------------
                                                                      8,598,750
                                                                   ------------
TELECOMMUNICATIONS--(12.2%)
LM Ericcson Telecommunications
   ADRs Class B                                         150,000       5,906,250
Lucent Technologies Inc.                                 55,000       3,963,438
Motorola, Inc.                                           90,000       6,840,000
Nokia Corporation ADRs Class A                           50,000       3,687,500
WorldCom Inc. (a)                                       110,000       3,520,000
                                                                   ------------
                                                                     23,917,188
                                                                   ------------

 TOTAL COMMON STOCKS
   (Cost $100,201,164)                                              188,681,274
                                                                   ------------


SCHEDULE OF INVESTMENTS                                MARKET
(CONTINUED)                                             PAR           VALUE
                                                     ----------    ------------
SHORT-TERM INVESTMENTS--(5.9%)
Associates Corp. of North America
  6.200% 7/01/97                                     $8,570,000    $  8,570,000
Louisiana Land & Exploration
  5.820% 7/01/97                                      3,000,000       3,000,000
                                                                   ------------
    TOTAL SHORT-TERM INVESTMENTS
      (Cost $11,570,000)                                             11,570,000
                                                                   ------------
    TOTAL INVESTMENTS--(102%)
      (Cost $111,771,164) (b)                                       200,251,274
OTHER ASSETS, LESS LIABILITIES--(-2%)                                (4,083,789)
                                                                   ------------
NET ASSETS (100%)                                                  $196,167,485
                                                                   ============

    (a)  Non-income producing security.
    (b) The cost of investments for federal income tax purposes is $111,772,404. Gross unrealized appreciation and depreciation at June 30, 1997, is as follows:

                Gross unrealized appreciation:       $89,125,263
                Gross unrealized depreciation:          (646,393)
                                                     -----------
                Net unrealized appreciation:         $88,478,870
                                                     ===========


                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
SteinRoe Variable Investment Trust Managed Growth Stock Fund /
June 30, 1997 (Unaudited)
- ------------------------------------------------------------------------------
ASSETS:
Investments, at market value (identified cost
$111,771,164)..........................................    $200,251,274
Cash...................................................          53,657
Receivable for investments sold........................         814,728
Receivable for fund shares sold........................         111,044
Dividends receivable...................................         166,700
Other assets...........................................          14,752
                                                           ------------
  TOTAL ASSETS.........................................     201,412,155
                                                           ------------
LIABILITIES:
Payable for investments purchased......................       4,821,035
Payable for fund shares repurchased....................         299,647
Management fee payable.................................          64,641
Administrative fee payable.............................          19,409
Accrued expenses payable...............................          38,720
Other liabilities......................................           1,218
                                                           ------------
  TOTAL LIABILITIES....................................       5,244,670
                                                           ------------
NET ASSETS.............................................    $196,167,485
                                                           ============
NET ASSETS REPRESENTED BY:
  Paid-in capital......................................    $105,092,952
  Accumulated undistributed net investment income......         339,549
  Accumulated net realized gains on investments........       2,254,613
  Net unrealized appreciation on investments and
  foreign currencies...................................      88,480,371
                                                           ------------
TOTAL NET ASSETS APPLICABLE TO OUTSTANDING SHARES OF
BENEFICIAL INTEREST....................................    $196,167,485
                                                           ============
SHARES OF BENEFICIAL INTEREST OUTSTANDING..............       6,005,671
                                                           ============
NET ASSET VALUE PER SHARE..............................          $32.66
                                                           ============

-------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
Six Months Ended June 30, 1997 (Unaudited)
-------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld)........................    $749,994
  Interest income..................................................     239,100
                                                                    -----------
  Total investment income..........................................     989,094
                                                                    -----------
EXPENSES:
  Management fee...................................................     441,492
  Administrative fee...............................................     132,448
  Accounting fee...................................................      14,380
  Custodian fee....................................................       9,955
  Audit and legal fees.............................................       8,145
  Trustees' fees...................................................       6,774
  Printing expense.................................................       5,430
  Transfer agent fee...............................................       3,620
  SEC & State registration fees....................................       1,810
  Miscellaneous expense............................................       4,185
                                                                    -----------
     Total expenses................................................     628,239
                                                                    -----------
Net investment income..............................................     360,855
REALIZED AND UNREALIZED GAINS ON INVESTMENTS:
  Net realized gains on investments................................   2,278,824
  Change in unrealized appreciation or depreciation of investments.  29,219,646
                                                                    -----------
Net increase in net assets resulting from operations............... $31,859,325
                                                                    ===========

           See Notes to Financial Statements.

-------------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
SteinRoe Variable Investment Trust Managed Growth Stock Fund
--------------------------------------------------------------------------------------------------------------
                                                                                 SIX MONTHS ENDED  YEAR ENDED
                                                                                   JUNE 30, 1997  DECEMBER 31,
                                                                                    (UNAUDITED)      1996
                                                                                   -------------- ------------
OPERATIONS:
 Net investment income.........................................................    $   360,855   $    728,925
 Net realized gains on investments.............................................      2,278,824      7,580,182
 Change in unrealized appreciation or depreciation of investments..............     29,219,646     20,202,757
                                                                                   -----------   ------------
 Net increase in net assets resulting from operations..........................     31,859,325     28,511,864
                                                                                   -----------   ------------
DISTRIBUTIONS DECLARED FROM:
 Net investment income.........................................................       (710,000)            --
 Net realized gains on investments.............................................     (7,500,000)            --
                                                                                   -----------   ------------
  Total distributions..........................................................     (8,210,000)            --
                                                                                   -----------   ------------
FUND SHARE TRANSACTIONS:
 Proceeds from fund shares sold................................................     18,414,418     22,263,141
 Cost of fund shares repurchased..............................................     (15,985,232)   (25,729,831)
 Distributions reinvested......................................................      8,210,000             --
                                                                                   -----------   ------------
Net increase (decrease) in net assets resulting from fund share transactions...     10,639,186     (3,466,690)
                                                                                   -----------   ------------
Total increase in net assets...................................................     34,288,511     25,045,174
NET ASSETS:
 Beginning of period...........................................................    161,878,974    136,833,810
                                                                                  ------------   ------------
 End of period.................................................................   $196,167,485   $161,878,984
                                                                                  ============   ============
Accumulated undistributed net investment income
 included in ending net assets.................................................    $   339,549   $    688,694
                                                                                   ===========   ============
ANALYSIS OF CHANGES IN SHARES OF BENEFICIAL INTEREST:
 Shares sold...................................................................        611,998        854,357
 Shares repurchased............................................................       (539,013)      (997,588)
 Distributions reinvested......................................................        274,215             --
                                                                                   -----------   ------------
Net increase (decrease)........................................................        347,200       (143,231)
                                                                                   ===========   ============

           See Notes to Financial Statements.

----------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
SteinRoe Variable Investment Trust Managed Growth Stock Fund
------------------------------------------------------------------------------------------------------------------------
                                                     SIX MONTHS ENDED
                                                      JUNE 30, 1997               YEAR ENDED DECEMBER 31,
                                                                     ---------------------------------------------------
                                                      (UNAUDITED)      1996       1995      1994       1993      1992
                                                                     --------   --------   -------   --------   --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.................  $  28.61      $  23.59   $  18.11   $ 20.65   $  20.10   $ 19.47
                                                       --------      --------   --------   -------   --------   -------
Net investment income................................      0.06          0.13       0.15      0.15       0.13      0.11
Net realized and unrealized gains (losses)
 on investments......................................      5.41          4.89       6.68     (1.46)      0.86      1.18
                                                       --------      --------   --------   -------   --------   -------
Total from investment operations.....................      5.47          5.02       6.83     (1.31)      0.99      1.29
                                                       --------      --------   --------   -------   --------   -------
Less distributions:
 Dividends from and in excess of net
  investment income..................................     (0.12)           --      (0.15)    (0.17)     (0.12)    (0.10)
 Distributions from and in excess of net
  realized gains on investments......................     (1.30)           --      (1.20)    (1.06)     (0.32)    (0.56)
                                                       --------      --------   --------   -------   --------   -------
Total distributions..................................     (1.42)           --      (1.35)    (1.23)     (0.44)    (0.66)
                                                       --------      --------   --------   -------   --------   -------
Net asset value, end of period.......................  $  32.66      $  28.61   $  23.59   $ 18.11   $  20.65   $ 20.10
                                                       ========      ========   ========   =======   ========   =======
TOTAL RETURN:
Total investment return..............................     19.57%        21.28%     37.73%   (6.35)%      4.97%     6.63%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)....................  $196,167      $161,879   $136,834   $98,733   $111,561   $64,402
Ratio of expenses to average net assets..............      0.70%(a)      0.73%      0.74%     0.77%      0.83%     0.97%
Ratio of net investment income to average
 net assets..........................................      0.41%(a)      0.49%      0.72%     0.75%      0.77%     0.63%
Portfolio turnover ratio.............................        11%           35%        41%       72%        77%       20%
Average commissions (per share)......................  $ 0.0590      $ 0.0534         --        --         --        --

(a) Annualized.

           See Notes to Financial Statements.

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
SteinRoe Variable Investment Trust Managed Asset Fund /
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                     MARKET
                                          SHARES      VALUE
                                          -------  -----------
COMMON STOCKS--(56.7%)
AUTOMOTIVE--(0.7%)
Honda Motor Company, Ltd. ADRs             35,000   $2,106,562
                                                    ----------

BANKS--(5.2%)
BankAmerica Corporation                    56,000    3,615,500
Bank One Corporation                       58,295    2,823,664
Citicorp                                   26,000    3,134,625
Royal Bank of Scotland Group Plc          297,263    2,780,656
Wells Fargo & Company                       6,000    1,617,000
Westpac Banking Corporation Ltd.          415,000    2,477,937
                                                    ----------
                                                    16,449,382
                                                    ----------
BUILDING AND CONSTRUCTION--(0.5%)
Fluor Corporation                          30,000    1,655,625
                                                    ----------

CHEMICALS--(1.0%)
Praxair, Inc.                              55,000    3,080,000
                                                    ----------

COMPUTERS--(0.7%)
International Business Machines            26,000    2,344,875
                                                    ----------

COMPUTER SOFTWARE AND SERVICES--(1.0%)
Electronic Data Systems Corporation        40,000    1,640,000
Fujitsu Ltd.                              110,000    1,528,445
                                                    ----------
                                                     3,168,445
                                                    ----------
DATA PRODUCTS & REPRODUCTION--(1.0%)
Canon, Inc.                               120,000    3,271,869
                                                    ----------

DRUGS/HEALTH CARE--(6.3%)
American Home Products Corp.               38,000    2,907,000
Elan Corporation Plc ADRs (a)              70,000    3,167,500
Eli Lilly & Company                        35,000    3,825,938
Novartis ADRs                              50,000    4,002,465
SmithKline Beecham Plc ADRs                41,000    3,756,625
United Healthcare Corporation              42,000    2,184,000
                                                    ----------
                                                    19,843,528
                                                    ----------
ELECTRICAL EQUIPMENT--(3.7%)
Emerson Electric Co.                       62,000    3,413,875
General Electric Company                   50,000    3,268,750
Hubbell Inc., Class B                      80,000    3,520,000
Siemens AG                                 25,000    1,498,565
                                                    ----------
                                                    11,701,190
                                                    ----------



                                                    MARKET
                                         SHARES      VALUE
                                         -------  -----------
ELECTRONICS--(4.6%)
Analog Devices, Inc.                      75,000  $ 1,992,187
Harris Corp.                              35,000    2,940,000
Intel Corporation                         21,000    2,978,062
Motorola, Inc.                            53,000    4,028,000
Sony Corporation Sponsored ADRs           29,000    2,552,000
                                                  -----------
                                                   14,490,249
                                                  -----------
ENVIRONMENTAL SERVICES--(0.5%)
WMX Technologies Inc.                     50,000    1,606,250
                                                  -----------

FABRICATED METAL PRODUCTS--(1.0%)
Crown Cork & Seal, Inc.                   59,000    3,152,813
                                                  -----------

FERTILIZERS--(0.8%)
Potash Corp. of Saskatchewan Inc.         36,000    2,702,250
                                                  -----------

FINANCIAL SERVICES--(0.9%)
Federal National Mortgage Association     67,000    2,922,875
                                                  -----------

FOOD/BEVERAGE/TOBACCO--(2.7%)
PepsiCo, Inc.                             70,000    2,629,375
Philip Morris Companies, Inc.             75,000    3,328,125
Sara Lee Corporation                      60,000    2,497,500
                                                  -----------
                                                    8,455,000
                                                  -----------
HOLDING--(0.8%)
Swire Pacific Ltd. Class A (a)           300,000    2,700,976
                                                  -----------

HOTELS--(0.7%)
HFS Inc. (a)                              41,000    2,378,000
                                                  -----------

HOUSEWARES--(1.1%)
Newell Co.                                85,000    3,368,125
                                                  -----------

INSURANCE--(1.2%)
American States Financial Corporation     85,000    3,910,000
                                                  -----------

MEDICAL SUPPLIES--(1.1%)
Baxter International Inc.                 68,000    3,553,000
                                                  -----------

MULTI-INDUSTRY--(0.8%)
Honeywell, Inc.                           32,000    2,428,000
                                                  -----------



SCHEDULE OF INVESTMENTS                              MARKET
(CONTINUED)                               SHARES      VALUE
                                          -------  -----------
OIL/GAS--(6.7%)
Baker Hughes Inc.                          75,000 $  2,901,563
ELF Aquitaine Sponsored ADRs               40,000    2,177,500
El Paso Natural Gas Company                45,800    2,519,000
Enron Corp.                                50,000    2,040,625
Mobil Corporation                          44,000    3,074,500
Santa Fe International Corporation (a)     45,400    1,543,600
Schlumberger Ltd.                          14,000    1,750,000
Tosco Corporation                          90,000    2,694,375
United Meridian Corporation (a)            78,000    2,340,000
                                                  ------------
                                                    21,041,163
                                                  ------------
PAPER & FOREST PRODUCTS--(1.0%)
Plum Creek Timber Company                  94,000    3,019,750
                                                  ------------

PUBLISHING & BROADCASTING--(0.7%)
World Color Press, Inc. (a)                90,000    2,137,500
                                                  ------------

REAL ESTATE--(2.8%)
Avalon Properties, Inc.                    76,000    2,175,500
Reckson Associates Realty
   Corporation                            103,800    2,387,400
The Rouse Company                          70,587    2,082,317
Security Capital Industrial Trust         100,000    2,150,000
                                                  ------------
                                                     8,795,217
                                                  ------------
RETAIL--(3.0%)
Home Depot, Inc.                           50,000    3,446,875
Jusco Co.                                  80,000    2,705,584
Wal-Mart Stores, Inc.                     100,000    3,381,250
                                                  ------------
                                                     9,533,709
                                                  ------------
TELECOMMUNICATIONS--(3.7%)
Airtouch Communications, Inc. (a)          90,000    2,463,750
GTE Corporation                            62,000    2,720,250
LM Ericsson Telecommunications Co.
   ADRs Class B                            90,000    3,543,750
Telefonica de Argentina S.A. ADRs          85,000    2,943,125
                                                  ------------
                                                    11,670,875
                                                  ------------
TRANSPORTATION--(1.0%)
Canadian National Railway                  70,000    3,062,500
                                                  ------------

UTILITIES--(0.8%)
Empresa Nacional De Electricidad
   ADRs                                    30,000    2,551,875
                                                  ------------

WATER TREATMENT SYSTEMS--(0.7%)
U.S. Filter Corporation (a)                75,000    2,043,750
                                                  ------------

 TOTAL COMMON STOCKS
  (Cost $129,105,675)                              179,145,353
                                                  ------------

                                                           MARKET
                                               PAR         VALUE
                                            ----------   ----------
LONG-TERM OBLIGATIONS--(40.1%)
AIR TRANSPORTATION--(0.8%)
Federal Express Corporation 1994
   Pass-Through Certificates Series
   A310-A1 7.530% 9/23/06                   $1,906,583   $1,920,272
United Airlines Corporation Series
   1991-A-1 9.200% 3/22/08                     669,937      736,079
                                                         ----------
                                                          2,656,351
                                                         ----------
ASSET-BACKED SECURITIES--(1.5%)
ALPS Pass-Through Trust Series 1994-1
   Class C2 9.350% 9/15/04                   1,989,855    2,024,657
American Mortgage Trust Series 1993-3
   Class 3B 8.190% 9/27/22                   2,130,207    1,998,241
Greentree Home Improvement Loan
   Trust Series 1994-A Class A
   7.050% 3/15/14                              866,513      865,880
                                                         ----------
                                                          4,888,778
                                                         ----------
BANKS--(2.1%)
Den Danske Bank 6.550% 9/15/03               2,250,000    2,190,893
Deutsche Ausbank 7.000% 9/24/01              2,250,000    2,287,463
First Chicago NBD 6.125% 2/15/06             2,250,000    2,100,015
                                                         ----------
                                                          6,578,371
                                                         ----------
CONSTRUCTION & HOUSING (0.8%)
Hanson Overseas  6.750% 9/15/05              2,500,000    2,436,800
                                                         ----------

DRUGS/HEALTHCARE--(1.8%)
Glaxo Wellcome Plc  6.125% 1/25/06           2,500,000    2,368,800
Nationwide Health Property Inc.
   Conv. Deb. 6.250% 1/01/99                 3,400,000    3,463,750
                                                         ----------
                                                          5,832,550
                                                         ----------
EXTRACTIVE-ENERGY--(0.9%)
BOC Group Plc  5.875% 1/29/01                2,750,000    2,678,390
                                                         ----------

FOREIGN GOVERNMENT REGIONAL BOND--(0.9%)
Corporacion Andina de Fomento
   6.625% 10/14/98 (c)                       2,900,000    2,913,224
                                                         ----------

FINANCIAL--(1.3%)
Associates Corporation of North America
   7.500% 4/15/02                            4,000,000    4,110,400
                                                         ----------

INSURANCE (0.8%)
Prudential Insurance Co.
   7.650% 7/1/07 (c)                         2,500,000    2,537,500
                                                         ----------


SCHEDULE OF INVESTMENTS                                         MARKET
(CONTINUED)                                        PAR           VALUE
                                                ----------    -----------
MORTGAGE-BACKED SECURITIES--(0.1%)
Lennar Central Partners Limited
   Partnership Series 1994-1 Class C
   8.120% 9/15/02 (c)                           $      155     $      155
MDC Mortgage Funding Corporation
   Series Q Class 5 8.850% 3/20/18                 207,846        211,442
                                                              -----------
                                                                  211,597
                                                              -----------
OIL/GAS--(0.5%)
SFP Pipeline Holdings, Inc. Conv. Deb.
   11.160% 8/15/10                               1,400,000      1,722,000
                                                              -----------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS--(28.6%)
Federal Home Loan Mortgage
   Corporation
   6.500% 12/01/10 Gold                            951,646        935,858
   6.500% 5/01/11 Gold                             867,247        852,859
   6.500% 6/01/11 Gold                           5,651,717      5,557,955
   12.000% 7/01/20 Gold                          1,383,790      1,577,950
   6.500% 3/01/26 Gold                           3,847,896      3,695,981
   6.500% 6/01/26 Gold                           2,442,088      2,345,674
   6.500% 2/01/27 Gold                             989,262        948,148
   6.500% 3/01/27 Gold                           2,968,497      2,845,126
   6.500% 4/01/27 Gold                             989,265        948,151
Federal National Mortgage Association
   8.000% 4/13/05                                1,500,000      1,518,150
Government National Mortgage
   Association
   7.125% 7/20/25 ARM                            1,153,413      1,183,425
   8.000% 3/15/26                                4,760,651      4,876,716
U.S. Treasury Bonds
   7.875% 8/15/01                                1,500,000      1,581,195
   7.250% 5/15/16                                7,000,000      7,301,140
   7.875% 2/15/21                                4,500,000      5,017,860
   7.125% 2/15/23                                4,500,000      4,635,270
U.S. Treasury Notes
   6.375% 1/15/99                                7,500,000      7,544,850
   6.875% 8/31/99                                5,500,000      5,582,720
   6.750% 4/30/00                                3,500,000      3,546,900
   6.250% 2/15/03                                6,500,000      6,447,805
   5.750% 8/15/03                                6,000,000      5,792,820
   7.500% 2/15/05                                3,500,000      3,703,175
   6.500% 5/15/05                                3,500,000      3,494,085
   6.500% 8/15/05                                6,750,000      6,732,406
   6.875% 5/15/06                                1,500,000      1,531,155
                                                              -----------
                                                               90,197,374
                                                              -----------
   TOTAL LONG-TERM OBLIGATIONS
     (Cost $126,261,515)                                      126,763,335
                                                              -----------

                                                         MARKET
                                              PAR         VALUE
                                         ------------  -----------
SHORT-TERM INVESTMENTS--(2.6%)
Associates Corp of N.A. 6.200% 7/01/97
  (Cost $8,255,000)                      $  8,255,000  $  8,255,000
                                                       ------------
 TOTAL INVESTMENTS (99.4%)
  (Cost $263,622,190) (b)                 138,738,711   314,163,688
OTHER ASSETS, LESS LIABILITIES--(0.6%)                    1,752,986
                                                       ------------
NET ASSETS (100%)                                      $315,916,583
                                                       ============
(a) Non-income producing security.

(b)The cost of investments for federal income tax purposes is identical. Gross unrealized appreciation and depreciation at June 30, 1997 is as follows:

 Gross unrealized appreciation:          $ 53,523,558
 Gross unrealized depreciation:            (2,982,059)
                                         ------------
 Net unrealized appreciation:            $ 50,541,498
                                         ============

(c)Restricted securities. These securities generally are issued to institutional investors, such as the Fund, who agree that they are purchasing the securities for investment and not with a view to public distribution. Any resale by the Fund must be in an exempt transaction, normally to other institutional investors. At June 30, 1997, the aggregate value of the Fund's restricted securities was $5,403,811, which represented 1.7% of net assets. None of these are deemed to be illiquid securities.

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
SteinRoe Variable Investment Trust Managed Assets Fund /
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:
Investments, at market value (identified cost $263,622,190).................................       $314,163,688
Cash........................................................................................             53,492
Receivable for fund shares sold.............................................................            175,832
Dividends and interest receivable...........................................................          2,716,512
Other assets................................................................................             29,910
                                                                                                   ------------
  TOTAL ASSETS..............................................................................        317,139,434
                                                                                                   ------------
LIABILITIES:
Payable for investments purchased...........................................................            532,423
Payable for fund shares repurchased.........................................................            508,805
Management fee payable......................................................................            109,634
Administrative fee payable..................................................................             36,582
Accrued expenses payable....................................................................             34,525
Other liabilities...........................................................................                882
                                                                                                   ------------
  TOTAL LIABILITIES.........................................................................          1,222,851
                                                                                                   ------------
NET ASSETS..................................................................................       $315,916,583
                                                                                                   ============
NET ASSETS REPRESENTED BY:
  Paid-in capital...........................................................................       $248,754,862
  Accumulated undistributed net investment income...........................................          5,159,288
  Accumulated net realized gains on investments.............................................         11,460,844
  Net unrealized appreciation on investments and foreign currencies.........................         50,541,589
                                                                                                  -------------
TOTAL NET ASSETS APPLICABLE TO OUTSTANDING SHARES OF BENEFICIAL INTEREST....................       $315,916,583
                                                                                                  =============
SHARES OF BENEFICIAL INTEREST OUTSTANDING...................................................         20,114,040
                                                                                                  =============
NET ASSET VALUE PER SHARE...................................................................             $15.71
                                                                                                         ======

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Interest income..............................................................................      $ 4,521,783
  Dividends (net of foreign taxes withheld)....................................................        1,536,074
                                                                                                     -----------
     Total investment income...................................................................        6,057,857
                                                                                                     -----------
EXPENSES:
  Management fee...............................................................................          678,475
  Administrative fee...........................................................................          226,158
  Custodian fee................................................................................           21,385
  Accounting fee...............................................................................           15,660
  Audit and legal fees.........................................................................           14,480
  Trustees' fees...............................................................................           10,664
  Printing expense.............................................................................            9,955
  Transfer agent fee...........................................................................            3,620
  Miscellaneous expense........................................................................           14,736
                                                                                                     -----------
  Total expenses...............................................................................          995,133
                                                                                                     -----------
Net investment income..........................................................................        5,062,724
REALIZED AND UNREALIZED GAINS ON INVESTMENTS
  Net realized gains on investments and foreign currency.......................................       11,720,095
  Change in unrealized appreciation or depreciation of investments.............................       10,097,435
                                                                                                     -----------
Net increase in net assets resulting from operations...........................................      $26,880,254
                                                                                                     ===========

------------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
SteinRoe Variable Investment Trust Managed Assets Fund
------------------------------------------------------------------------------------------------------------
                                                                              SIX MONTHS ENDED   YEAR ENDED
                                                                               JUNE 30, 1997    DECEMBER 31,
                                                                                 (UNAUDITED)        1996
                                                                                ------------   ------------
OPERATIONS:
 Net investment income........................................................  $  5,062,724   $ 10,512,405
 Net realized gains on investments and foreign currency.......................    11,720,095     25,179,094
 Change in unrealized appreciation or depreciation of investments.............    10,097,435      5,972,813
                                                                                ------------   ------------
 Net increase in net assets resulting from operations.........................    26,880,254     41,664,312
                                                                                ------------   ------------
DISTRIBUTIONS DECLARED FROM:
 Net investment income........................................................   (10,262,000)            --
 Net realized gains on investments............................................   (25,340,000)            --
                                                                                ------------   ------------
 Total distributions..........................................................   (35,602,000)            --
                                                                                ------------   ------------
FUND SHARE TRANSACTIONS:
 Proceeds from fund shares sold...............................................    15,002,875     23,322,625
 Cost of fund shares repurchased..............................................   (25,150,766)   (42,816,350)
 Distributions reinvested.....................................................    35,602,000             --
                                                                                ------------   ------------
Net increase (decrease) in net assets resulting from fund share transactions..    25,454,109    (19,493,725)
                                                                                ------------   ------------
Total increase in net assets..................................................    16,732,363     22,170,587
NET ASSETS:
 Beginning of period..........................................................   299,184,220    277,013,633
                                                                                ------------   ------------
 End of period................................................................  $315,916,583   $299,184,220
                                                                                ============   ============
Accumulated undistributed net investment income
 included in ending net assets................................................  $  5,159,288   $ 10,358,564
                                                                                ============   ============
ANALYSIS OF CHANGES IN SHARES OF BENEFICIAL INTEREST:
 Shares sold..................................................................       976,510      1,550,496
 Shares repurchased...........................................................    (1,629,641)    (2,845,909)
 Distributions reinvested.....................................................     2,387,735             --
                                                                                ------------   ------------
Net increase (decrease).......................................................     1,734,604     (1,295,413)
                                                                                ============   ============

           See Notes to Financial Statements.

------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
SteinRoe Variable Investment Trust Managed Assets Fund
-----------------------------------------------------------------------------------------------------------------------------------
                                                               SIX MONTHS ENDED                   YEAR ENDED DECEMBER 31,
                                                                 JUNE 30, 1997  ---------------------------------------------------
                                                                  (UNAUDITED)     1996      1995       1994       1993       1992
                                                               ---------------- --------  --------   --------   --------   --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period............................ $  16.28       $  14.08  $  12.18   $  13.11   $  12.54   $  12.54
                                                                 --------       --------  --------   --------   --------   --------
Net investment income...........................................     0.27           0.57      0.48       0.51       0.38       0.45
Net realized and unrealized gains (losses)
 on investments.................................................     1.12           1.63      2.61      (0.93)      0.78       0.49
                                                                 --------       --------  --------   --------   --------   --------
Total from investment operations................................     1.39           2.20      3.09      (0.42)      1.16       0.94
                                                                 --------       --------  --------   --------   --------   --------
Less distributions:
 Dividends from and in excess of
  net investment income.........................................    (0.56)            --     (0.48)     (0.51)     (0.36)     (0.46)
 Distributions from and in excess of net
  realized gains on investments.................................    (1.40)            --     (0.71)        --      (0.23)     (0.48)
                                                                 --------       --------  --------   --------   --------   --------
Total distributions.............................................    (1.96)            --     (1.19)     (0.51)     (0.59)     (0.94)
                                                                 --------       --------  --------   --------   --------   --------
Net asset value, end of period.................................. $  15.71       $  16.28  $  14.08   $  12.18   $  13.11   $  12.54
                                                                 ========       ========  ========   ========   ========   ========
TOTAL RETURN:
Total investment return.........................................     9.17%         15.63%    25.43%     (3.19)%     9.29%      7.53%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)............................... $315,917       $299,184  $277,014   $196,278   $197,132   $113,572
Ratio of expenses to average net assets.........................     0.66%(a)       0.67%     0.66%      0.68%      0.69%      0.66%
Ratio of net investment income to
 average net assets.............................................     3.37%(a)       3.68%     3.12%      4.01%      3.55%      3.98%
Portfolio turnover ratio (b)....................................       19%            76%       66%        71%        47%        70%
Average Commissions (per share)................................. $ 0.0567       $ 0.0547        --         --         --         --

(a) Annualized.
(b) The portfolio turnover ratio includes dollar roll transactions.


           See Notes to Financial Statements.

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
SteinRoe Variable Investment Trust Mortgage Securities Income Fund /
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                         MARKET
                                              PAR        VALUE
                                           ----------  ----------
ASSET-BACKED SECURITIES--(9.6%)
ALPS Pass-Through Trust Series 1994-1
   Class C2 9.350% 9/15/04                 $  994,927  $1,012,329
ContiMortgage Home Equity Loan
   Trust Series 1997-1 Class M1
   7.420% 2/15/15                           1,250,000   1,257,763
First Boston Home Equity Loan Pass-
   Through Certificates Series 1993-H1,
   Class A-IO (effective yield 12.820%)
   9/28/13                                  5,675,304     220,032
Greentree Home Improvement Loan
   Trust Series 1994-A Class A
   7.050% 3/15/14                             649,884     649,410
Green Tree Financial Corporation
   Series 1996-9 Class B1
   7.650% 1/15/28                           1,350,000   1,372,802
IMC Home Equity Loan Trust Series
   1997-3 Class M2 7.550% 5/20/10           1,000,000     999,220
Mego Mortgage Title I Loan Trust
   Series 1997-3 Class M1
   7.500% 8/25/23                           1,500,000   1,491,000
                                                       ----------
   TOTAL ASSET-BACKED SECURITIES
     (Cost $6,955,436)                                  7,002,556
                                                       ----------

MORTGAGE-BACKED SECURITIES--(11.3%)
American Mortgage Trust Series 1993-3
   Class 3B 8.190% 9/27/22                    804,745     754,891
Citicorp Mortgage Securities, Inc.
   Series 1987-10 10.000% 7/01/17             158,603     172,779
Comfed Savings Bank Adjustable Rate
   Mortgage Series 1987-1A
   7.598% 1/01/18                             155,738     132,378
Glendale Federal Savings & Loan
   Series 1978-A 9.125% 1/25/08                28,530      29,614
Imperial Savings & Loan Adjustable
   Rate Mortgage Series 1987-4A
   8.826% 7/25/17                              27,873      29,802
Kidder Peabody Acceptance Corp
   Series 1987-1 Class A
   8.750% 7/25/17                              39,778      41,581
Merrill Lynch Mortgage Investments Inc.
   8.000% 12/20/18 Series 20-D              1,417,325   1,427,884
   7.088% 12/26/25 Series 1995-C3
   Class A3 ARM                             2,000,000   1,999,520
   5.890% 11/15/26 Series 1987-A ARM           95,963      94,849
Nomura Asset Securities Corporation
   MBS Series 1996-MD5 Class A1B
   7.120% 4/13/36                           1,000,000   1,006,340
PS CMO Trust Series 1994-C1-A2
   7.920% 8/15/02                             722,486     737,340



                                                          MARKET
                                               PAR        VALUE
                                           -----------  ----------
MORTGAGE-BACKED SECURITIES (CONTINUED)
Republic Federal Savings & Loan
   Association Series 1987-1
   7.500% 2/28/17                          $     7,591  $    7,451
Sears Mortgage Securities Corp.
   Series 1987-A 6.500% 3/25/17                 19,313      18,717
Structured Asset Securities Corporation
   Series 1996-CFL Class X1-IO
   (effective yield 12.960%) 2/25/28        11,721,217     605,752
   Series 1996-CFL Class C
   6.525% 2/25/28                            1,242,500   1,219,688
                                                        ----------
   TOTAL MORTGAGE-BACKED SECURITIES
     (Cost $8,290,396)                                   8,278,586
                                                        ----------

UTILITY SECURITIES--(2.0%)
National Power Co. Plc 7.125% 7/11/01
   (Cost $1,497,945)                         1,500,000   1,509,990
                                                        ----------

INSURANCE COMPANIES--(2.0%)
Zurich Capital Trust I 8.376% 6/01/37
   (Cost $1,450,000)                         1,450,000   1,497,792
                                                        ----------

FEDERAL HOME LOAN MORTGAGE
   CORPORATION CERTIFICATES--(18.4%)
8.500% 5/01/06 Gold                            137,617     142,348
6.500% 6/01/08                                  26,771      26,269
6.500% various due dates to
   6/01/09 Gold                              1,834,446   1,800,050
10.750% 11/01/09                               238,770     258,617
12.000% 7/01/13                                 79,116      89,896
11.250% various due dates to 11/01/15           73,143      81,600
10.500% various due dates to 2/01/19           420,143     459,401
12.000% 7/01/20 Gold                           996,329   1,136,124
7.500% various due dates to
   5/01/24 Gold                              7,326,915   7,394,846
7.000% 1/01/26                               2,140,534   2,102,797
                                                        ----------
   TOTAL FEDERAL HOME LOAN MORTGAGE
     CORPORATION CERTIFICATES
     (Cost $13,316,042)                                 13,491,948
                                                        ----------


FEDERAL NATIONAL MORTGAGE
   ASSOCIATION CERTIFICATES--(31.5%)
10.500% 2/01/01                                103,891     109,669
12.250% 9/01/12 FHA/VA
   Guaranteed                                   84,258      96,476
10.250% 2/01/16                                159,811     175,419
10.000% various due dates to 3/01/16           353,045     382,053
8.500% 3/01/17                                 178,462     186,828
9.000% various due dates to 5/01/20            258,566     274,802


SCHEDULE OF INVESTMENTS                                MARKET
(CONTINUED)                                  PAR        VALUE
                                         ----------- -----------
FEDERAL NATIONAL MORTGAGE
  ASSOCIATION CERTIFICATES (CONTINUED)
6.000% various due dates to 2/01/25      $12,941,138 $12,402,016
7.000% various due dates to 8/01/25        5,469,527   5,446,263
6.500% various due dates to 1/01/26        4,193,937   4,013,044
                                                     -----------
 TOTAL FEDERAL NATIONAL MORTGAGE
  ASSOCIATION CERTIFICATES
  (Cost $23,034,432)                                  23,086,570
                                                     -----------

GOVERNMENT NATIONAL MORTGAGE
  ASSOCIATION CERTIFICATES--(16.0%)
8.000% various due dates to 7/15/08        1,834,190   1,897,818
11.500% various due dates to 5/15/13         506,396     574,284
8.500% 2/15/17                               210,658     222,640
10.000% various due dates to 11/15/19        696,886     764,177
9.000% various due dates to 1/15/20        1,993,840   2,139,447
9.500% various due dates to 8/15/22        2,201,297   2,385,807
7.000% 4/15/23                               523,563     517,019
6.500% various due dates to 7/15/24          881,438     848,657
7.125% 7/20/25 ARM                         2,306,826   2,366,850
                                                     -----------
 TOTAL GOVERNMENT NATIONAL MORTGAGE
  ASSOCIATION CERTIFICATES
  (Cost $11,607,515)                                  11,716,699
                                                     -----------


REAL ESTATE MORTGAGE INVESTMENT
  CONDUITS--(1.9%)
Federal Home Loan Mortgage
  Corporation Series 11-C
  9.500% 4/15/19                              76,253      78,831
Federal National Mortgage Association
  Trust Series 1988-4Z
  9.250% 3/25/18                           1,218,000   1,261,056
Federal National Mortgage Association
  Trust Series 1991-91SA-IO
  (effective yield 14.400%) 7/25/98          884,809      35,082
                                                     -----------
 TOTAL REAL ESTATE MORTGAGE
  INVESTMENT CONDUITS
  (Cost $1,401,384)                                    1,374,969
                                                     -----------


                                                       MARKET
                                             PAR        VALUE
                                         ----------- -----------
U.S. GOVERNMENT SECURITIES--(3.3%)
  U.S. Treasury Bonds
   6.500% 8/15/05                            350,000     349,083
   6.750% 8/15/26                            800,000     791,872
  U.S. Treasury Note 7.000% 7/15/06          750,000     771,743
                                                     -----------
 TOTAL U.S. GOVERNMENT SECURITIES
  (Cost $1,931,695)                                    1,912,698
                                                     -----------

SHORT-TERM INVESTMENTS--(5.3%)
Associate Corp. of N.A. 6.200% 7/01/97     2,865,000   2,865,000
Houston P&L 5.830% 7/01/97                 1,000,000   1,000,000
                                                     -----------
 TOTAL SHORT-TERM INVESTMENTS
   (Cost $3,865,000)                                   3,865,000
                                                     -----------
  TOTAL INVESTMENTS--(101.3%)
   (Cost $73,349,845)                                 73,736,870
OTHER ASSETS, LESS LIABILITIES--(-1.3%)                 (450,896)
                                                     -----------
NET ASSETS (100%)                                    $73,285,974
                                                     ===========


(a) The cost of investments for federal income tax purposes is identical. Gross unrealized appreciation and depreciation at June 30, 1997 is as follows:

    Gross unrealized appreciation:                  $879,535
    Gross unrealized depreciation:                  (492,510)
                                                  ----------
    Net unrealized appreciation:                    $387,025
                                                  ==========
           See Notes to Financial Statements.

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
SteinRoe Variable Investment Trust Mortgage Securities Income Fund /
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:
Investments, at market value (identified cost $73,349,845)......................   $73,736,870
Cash ...........................................................................       585,144
Receivable for fund shares sold.................................................        24,592
Interest receivable.............................................................       634,914
Other assets....................................................................        30,036
                                                                                   -----------
  TOTAL ASSETS..................................................................    75,011,556
                                                                                   -----------
LIABILITIES:
Payable for investments purchased...............................................     1,505,156
Payable for fund shares repurchased.............................................       128,426
Management fee payable..........................................................        42,622
Administrative fee payable......................................................         8,407
Accrued expenses payable........................................................        40,971
                                                                                   -----------
  TOTAL LIABILITIES.............................................................     1,725,582
                                                                                   -----------
NET ASSETS......................................................................   $73,285,974
                                                                                   ===========
NET ASSETS REPRESENTED BY:
  Paid-in capital...............................................................   $73,789,981
  Accumulated undistributed net investment income...............................     2,184,352
  Accumulated net realized losses on investments................................    (3,075,384)
 Net unrealized appreciation on investments.....................................       387,025
                                                                                   -----------
TOTAL NET ASSETS APPLICABLE TO OUTSTANDING SHARES OF BENEFICIAL INTEREST........   $73,285,974
                                                                                   ===========
SHARES OF BENEFICIAL INTEREST OUTSTANDING.......................................     7,203,656
                                                                                   ===========
NET ASSET VALUE PER SHARE.......................................................        $10.17
                                                                                        ======


--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the Period Ended June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

INTEREST INCOME..............................................................   $2,739,792
                                                                                ----------
EXPENSES:
  Management fee.............................................................      146,530
  Administrative fee.........................................................       54,949
  Custodian fee..............................................................       15,385
  Audit and legal fees.......................................................       13,575
  Accounting fee.............................................................       12,806
  Trustees' fees.............................................................        4,175
  Transfer agent fee.........................................................        3,620
  Printing expense...........................................................        3,620
  Miscellaneous expense......................................................        1,768
                                                                                ----------
    Total expenses...........................................................      256,428
                                                                                ----------
Net investment income........................................................    2,483,364
REALIZED AND UNREALIZED LOSSES ON INVESTMENTS:
  Net realized losses on investments.........................................      (33,639)
  Change in unrealized appreciation or depreciation of investments...........       (3,712)
                                                                                ----------
Net increase in net assets resulting from operations.........................   $2,446,013
                                                                                ==========


                       See Notes to Financial Statements

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
SteinRoe Variable Investment Trust Mortgage Securities Income Fund
--------------------------------------------------------------------------------

                                                                           SIX MONTHS ENDED     YEAR ENDED
                                                                             JUNE 30, 1997      DECEMBER 31,
                                                                              (UNAUDITED)          1996
                                                                              -----------       -----------
OPERATIONS:
   Net investment income.................................................     $ 2,483,364       $  5,616,747
   Net realized losses on investments....................................         (33,639)          (196,495)
   Change in unrealized appreciation or depreciation of investments......          (3,712)        (1,957,496)
                                                                              -----------       ------------
   Net increase in net assets resulting from operations..................       2,446,013          3,462,756
                                                                              -----------       ------------
DISTRIBUTIONS DECLARED FROM:
   Net investment income.................................................          --             (5,616,747)
   Distributions in excess of net investment income......................          --                (83,288)
                                                                              -----------       ------------
   Total distributions...................................................          --             (5,700,035)
                                                                              -----------       ------------
FUND SHARE TRANSACTIONS:
   Proceeds from fund shares sold........................................       2,883,692          4,581,249
   Cost of fund shares repurchased.......................................      (8,052,882)       (33,813,119)
   Distributions reinvested..............................................          --              5,700,035
                                                                              -----------       ------------
Net decrease in net assets resulting from fund share transactions........      (5,169,190)       (23,531,835)
                                                                              -----------       ------------
Total decrease in net assets.............................................      (2,723,177)       (25,769,114)
NET ASSETS:
   Beginning of period...................................................      76,009,151        101,778,266
                                                                              -----------       ------------
   End of period.........................................................     $73,285,974       $ 76,009,152
                                                                              ===========       ============
Accumulated undistributed (overdistributed) net investment income
   included in ending net assets.........................................     $ 2,184,352       $   (299,012)
                                                                              ===========       ============
ANALYSIS OF CHANGES IN SHARES OF BENEFICIAL INTEREST:
   Shares sold...........................................................         289,247            447,078
   Shares redeemed.......................................................        (809,682)        (3,321,354)
   Distributions reinvested..............................................          --                579,272
                                                                              -----------       ------------
Net decrease.............................................................        (520,435)        (2,295,004)
                                                                              ===========       ============

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
SteinRoe Variable Investment Trust Mortgage Securities Income Fund
--------------------------------------------------------------------------------

                            SIX MONTHS ENDED
                                                                                     YEAR ENDED DECEMBER 31,
                                                  JUNE 30, 1997   -------------------------------------------------------------
                                                   (UNAUDITED)     1996          1995      1994          1993          1992
                                                  -------------   -------      --------   -------       -------       -------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.........        $  9.84      $ 10.16      $   9.28   $ 10.17       $ 10.26       $ 10.42
                                                     -------      -------      --------   -------       -------       -------

Net investment income........................           0.35         0.78          0.57      0.73          0.65          0.63
Net realized and unrealized gains (losses)
 on investments..............................          (0.02)       (0.30)         0.89     (0.89)        (0.01)        (0.01)
                                                     -------      -------      --------   -------       -------       -------
Total from investment operations.............           0.33         0.48          1.46     (0.16)         0.64          0.62
                                                     -------      -------      --------   -------       -------       -------
Less distributions:
 Dividends from and in excess of net
  investment income..........................           --          (0.80)        (0.58)    (0.73)        (0.65)        (0.62)
 Distributions from and in excess of net
  realized gains on investments..............           --           --           --         --           (0.08)        (0.16)
                                                     -------      -------      --------   -------       -------       -------
Total distributions..........................           --          (0.80)        (0.58)    (0.73)        (0.73)        (0.78)
                                                     -------      -------      --------   -------       -------       -------
Net asset value, end of period...............        $ 10.17      $  9.84      $  10.16   $  9.28       $ 10.17       $ 10.26
                                                     =======      =======      ========   =======       =======       =======
TOTAL RETURN:
Total investment return......................           3.35%        4.70%        15.74%    (1.57)%(b)     6.26%(b)      5.95%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)............        $73,286      $76,009      $101,778   $72,420       $91,195       $67,353
Ratio of expenses to average net assets......           0.70%(d)     0.70%(a)      0.69%     0.70%(a)      0.76%(a)      0.90%
Ratio of net investment income to average
 net assets..................................           6.78%(d)     6.71%(b)      6.76%     6.71%(b)      6.64%(b)      6.72%
Portfolio turnover ratio (c).................             17%          72%          112%      241%          187%          169%

(a) If the Fund had paid all of its expenses and there had been no reimbursement from the Investment Adviser and the Administrator, as described in Note 5, this ratio would have been 0.72%, 0.71%, and 0.76% for the years ended December 31, 1996, 1994, and 1993, respectively.
(b) Computed giving effect to the Investment Adviser's and the Administrator's expense limitation undertaking.
(c) The portfolio turnover ratio includes dollar roll transactions.
(d) Annualized.

                      See Notes to Financial Statements.


--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
SteinRoe Variable Investment Trust Cash Income Fund / June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                      MARKET
                                            PAR        VALUE
                                         ---------  -----------
COMMERCIAL PAPER--(73.8%)
BANKING--(4.3%)
Sumitomo Bank Capital Markets Inc.
   (gtd. by Sumitomo Bank Ltd.)
   5.776% 7/15/97 (b)                   $3,000,000   $2,993,327
                                                     ----------

BEVERAGES--(4.3%)
Coca-Cola Enterprises, Inc.
   5.613% 7/08/97                        3,025,000    3,021,706
                                                     ----------

BUSINESS CREDIT INSTITUTION--(4.3%)
Finova Capital Corp. 5.642% 7/09/97      3,000,000    2,996,267
                                                     ----------

CONSULTING SERVICES--(4.2%)
CSC Enterprises (gtd. by Computer
   Services Corp.) 5.603% 7/16/97        3,000,000    2,993,025
                                                     ----------

ELECTRONICS--(4.3%)
Casio Phonemate, Inc.
   (L.O.C. BOT/Mitsubishi Bank Ltd.)
   5.676% 7/09/97 (b)                    3,000,000    2,996,233
                                                     ----------

HEALTH CARE--(4.3%)
Columbia HCA Healthcare Corp.
   5.739% 7/10/97 (b)                    3,000,000    2,995,725
                                                     ----------

LENDING INSTITUTIONS--(12.8%)
Oak Funding Corp.
   5.627% 7/11/97                        3,000,000    2,995,333
Old Line Funding Corp.
   5.605% 7/08/97 (b)                    3,000,000    2,996,745
Windmill Funding Corp.
   5.578% 7/02/97 (b)                    3,000,000    2,999,536
                                                     ----------
                                                      8,991,614
                                                     ----------
OTHER FINANCIAL--(31.1%)
Associates Corp. of North America
   6.201% 7/01/97                        1,730,000    1,730,000
Beta Finance Corp. 5.731% 8/07/97        3,000,000    2,982,579
Countrywide Home Loan (gtd. by
   Countrywide Credit Industries)
   5.592% 7/14/97                        3,000,000    2,993,966
Falcon Asset Securitization
   5.577% 7/17/97 (b)                    2,225,000    2,219,512
McKenna Triangle National Corp.
   5.558% 7/03/97 (b)                    3,000,000    2,999,075
Thames Asset Global Securitization
   5.636% 7/15/97 (b)                    3,000,000    2,993,443
Tri-Lateral Capital USA
   5.804% 9/11/97 (b)                    3,000,000    2,965,680
                                                     ----------

                                                                   MARKET
                                                PAR                 VALUE
                                             ----------          -----------
OTHER FINANCIAL--(CONTINUED)
Working Capital Management
 5.656% 7/01/97 (b)                          $3,000,000          $ 3,000,000
                                                                 -----------
                                                                  21,884,255
                                                                 -----------
TELECOMMUNICATIONS--(4.3%)
GTE Corp. 5.600% 7/07/97                      3,000,000            2,997,205
                                                                 -----------
 TOTAL COMMERCIAL PAPER
  (Cost $51,869,357)                                              51,869,357
                                                                 -----------


U.S. GOVERNMENT AGENCY OBLIGATION--(5.0%)
Federal Home Loan Bank Callable Note
 5.750% 1/09/98
 (Cost $3,500,000)                            3,500,000            3,500,000
                                                                 -----------


VARIABLE RATE NOTES--(8.5%)
American Honda Finance Corp.
 (gtd. by Honda Motor Co. Inc.)
 5.842% 4/06/98 (b)                           3,000,000            2,999,558
Korea Development Bank
 5.843% 6/16/98                               3,000,000            3,000,000
                                                                 -----------
 TOTAL VARIABLE RATE NOTES
  (Cost $5,999,558)                                                5,999,558
                                                                 -----------

YANKEE CERTIFICATES OF DEPOSIT--(12.8%)
Canadian Imperial Bank
   5.820% 3/03/98                             3,000,000            3,000,000
Fuji Bank Chicago Ltd.
   5.790% 7/18/97                             3,000,000            3,000,014
Sanwa Bank Ltd. 6.008% 7/08/97                3,000,000            2,996,500
                                                                   ---------

 TOTAL YANKEE CERTIFICATES OF DEPOSIT
  (Cost $8,996,514)                                                8,996,514
                                                                 -----------
 TOTAL INVESTMENTS--(100.1%)
  (Cost $70,365,429) (a)                                          70,365,429
 OTHER ASSETS, LESS LIABILITIES--(-0.1%)                             (92,934)
                                                                 -----------
NET ASSETS (100%)                                                $70,272,495
                                                                 ===========

*The interest rate is the effective rate at the date of purchase.
(a) The cost of investments for federal income tax purposes is identical.
    There is no unrealized appreciation or depreciation at June 30, 1997.
(b) Represents private placement securities exempt from registration by Section 4(2) of the Securities Act of 1933. These securities generally are issued to investors who agree that they are purchasing the securities for investment and not with a view to public distribution. Any resale by the Fund must be in an exempt transaction, normally to other institutional investors. At June 30, 1997, the aggregate value of the Fund's private placement securities was $32,158,833, which represented 45.8% of net assets. None of these are deemed to be illiquid securities.


           See Notes to Financial Statements.

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
SteinRoe Variable Investment Trust Cash Income Fund / June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------
ASSETS:
Investments, at market value (identified cost $70,365,429)......................   $70,365,429
Cash ...........................................................................        54,775
Receivable for fund shares sold.................................................       168,774
Dividends and interest receivable...............................................       224,633
Other assets....................................................................        18,367
                                                                                   -----------
    TOTAL ASSETS................................................................    70,831,978
                                                                                   -----------
LIABILITIES:
Payable for fund shares repurchased.............................................       493,895
Management fee payable..........................................................        19,401
Administrative fee payable......................................................         8,603
Accrued expenses payable........................................................        36,729
                                                                                   -----------
    TOTAL LIABILITIES...........................................................       559,483
                                                                                   -----------
NET ASSETS......................................................................   $70,272,495
                                                                                   ===========
NET ASSETS REPRESENTED BY:
  Paid-in capital...............................................................   $70,272,495
                                                                                   -----------
TOTAL NET ASSETS APPLICABLE TO OUTSTANDING SHARES OF BENEFICIAL INTEREST........   $70,272,495
                                                                                   ===========
SHARES OF BENEFICIAL INTEREST OUTSTANDING.......................................    70,272,495
                                                                                   ===========
NET ASSET VALUE PER SHARE.......................................................         $1.00
                                                                                         =====


STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 1997 (Unaudited)
-------------------------------------------------------------------------------
INTEREST INCOME................................................................     $1,891,121
                                                                                    ----------
EXPENSES:
  Management fee...............................................................        117,275
  Administrative fee...........................................................         50,261
  Accounting fee...............................................................         12,520
  Custodian fee................................................................         10,860
  Audit and legal fees.........................................................          9,050
  Trustees' fees...............................................................          3,674
  Transfer agent fee...........................................................          3,620
  Printing expense.............................................................          2,715
  Miscellaneous expense........................................................          6,431
                                                                                    ----------
      Total expenses...........................................................        216,406
                                                                                    ----------
Net investment income..........................................................      1,674,715
                                                                                    ----------
Net increase in net assets resulting from operations...........................     $1,674,715
                                                                                    ==========

           See Notes to Financial Statements.


-----------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
SteinRoe Variable Investment Trust Cash Income Fund
-----------------------------------------------------------------------------------------------------------

                                                                           SIX MONTHS ENDED     YEAR ENDED
                                                                            JUNE 30, 1997      DECEMBER 31,
                                                                             (UNAUDITED)           1996
                                                                           ----------------    ------------
OPERATIONS:
   Net investment income...............................................         1,674,715      $  3,214,365
                                                                             ------------      ------------
Net increase in net assets resulting from operations...................         1,674,715         3,214,365
                                                                             ------------      ------------
DISTRIBUTIONS DECLARED FROM:
   Net investment income...............................................        (1,674,715)       (3,214,365)
                                                                             ------------      ------------
FUND SHARE TRANSACTIONS:
   Proceeds from fund shares sold......................................        33,050,836        57,327,084
   Cost of fund shares repurchased.....................................       (29,914,448)      (60,072,108)
   Distributions reinvested............................................         1,674,715         3,214,365
                                                                             ------------      ------------
Net increase in net assets resulting from fund share transactions......         4,811,103           469,341
                                                                             ------------      ------------
Total increase (in net assets).........................................         4,811,103           469,341
NET ASSETS:
   Beginning of period.................................................        65,461,392        64,992,051
                                                                             ------------      ------------
   End of period.......................................................      $ 70,272,495      $ 65,461,392
                                                                             ============      ============
ANALYSIS OF CHANGES IN SHARES OF BENEFICIAL INTEREST:
   Shares sold.........................................................        33,050,836        57,327,084
   Shares repurchased..................................................       (29,914,448)      (60,072,108)
   Distributions reinvested............................................         1,674,715         3,214,365
                                                                             ------------      ------------
Net increase...........................................................         4,811,103           469,341
                                                                             ============      ============

                      See Notes to Financial Statements.


--------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
SteinRoe Variable Investment Trust Cash Income Fund
--------------------------------------------------------------------------------------------------------------------------------

                                          SIX MONTHS ENDED                              YEAR ENDED DECEMBER 31,
                                          JUNE 30, 1997         ----------------------------------------------------------------
                                            (UNAUDITED)          1996          1995          1994          1993           1992
                                            -----------         -------       -------       -------       -------       --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period......     $  1.00          $  1.00       $  1.00       $  1.00       $  1.00       $  1.00
                                               -------          -------       -------       -------       -------       -------
Net investment income.....................       0.025            0.049         0.055         0.037         0.027         0.034
                                               -------          -------       -------       -------       -------       -------
Less distributions:
 Distributions from net investment income.      (0.025)          (0.049)       (0.055)       (0.037)       (0.027)       (0.034)
                                               -------          -------       -------       -------       -------       -------
Net asset value, end of period............     $  1.00          $  1.00       $  1.00       $  1.00       $  1.00       $  1.00
                                               =======          =======       =======       =======       =======       =======
TOTAL RETURN:
Total investment return...................       2.49%            5.01%         5.62%         3.81%         2.70%         3.48%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...........     $70,272          $65,461       $64,992       $78,698       $83,049       $70,821
Ratio of expenses to average net assets...       0.65%(a)         0.65%         0.63%         0.62%         0.65%         0.67%
Ratio of net investment income to
 average net assets.......................       5.01%(a)         4.90%         5.48%         3.73%         2.68%         3.42%

(a) Annualized.



                      See Notes to Financial Statements.

                         NOTES TO FINANCIAL STATEMENTS

NOTE 1. ORGANIZATION AND ACCOUNTING POLICIES

SteinRoe Variable Investment Trust (the "Trust"), an open-end management investment company, was organized as a Massachusetts business trust on June 9, 1987. At June 30, 1997, the Trust consisted of five diversified Funds with differing investment objectives, policies and restrictions (individually referred to as a "Fund," or collectively referred to as the "Funds"):

CAPITAL APPRECIATION FUND--seeks capital growth by investing in equity securities.

MANAGED GROWTH STOCK FUND--seeks long-term growth of capital by investing 65 percent of total assets in growth companies.

MANAGED ASSETS FUND--seeks high total investment return by investing in equity and debt securities.

MORTGAGE SECURITIES INCOME FUND--seeks highest possible level of current income by investing at least 65 percent of total assets in mortgage pass-through certificates.

CASH INCOME FUND--seeks high current income while emphasizing capital preservation from investment in short-term money market instruments.

Shares of the Trust are available and are being marketed exclusively as a pooled funding vehicle for variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies") of various affiliated insurance companies and, in the case of Capital Appreciation Fund, also of Transamerica Life Companies, Great-West Life & Annuity Insurance Company and Providian Life & Health Insurance Company. Stein Roe and Farnham, Inc. (the "Adviser") provides investment advisory services to the Funds as well as management and administrative services. SteinRoe Services, Inc. provides transfer agent services. Keyport Financial Services Corp., a subsidiary of Keyport Life Insurance Company ("Keyport"), serves as the underwriter of the Trust. Keyport, the Adviser and the Transfer Agent are direct subsidiaries of Liberty Financial Companies, Inc. At June 30, 1997, various affiliated insurance companies of Liberty Financial Companies Inc. owned 100 percent of the outstanding shares of all Funds, except for Capital Appreciation Fund, of which Liberty Financial Companies Inc. affiliates owned 93.3 percent, Transamerica Life Companies owned
2.7 percent, Great-West Life & Annuity Insurance Company owned 3.9 percent, and Providian Life & Health Insurance Company owned 0.1 percent.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

VALUATION OF INVESTMENTS--Portfolio securities listed on domestic exchanges and over-the-counter securities quoted on the Nasdaq system are valued on the basis of the last sale on the date as of which the valuation is made, or, lacking any sales, at the current bid prices. Over-the-counter securities not quoted on the Nasdaq system are valued at the latest bid quotation. Foreign security valuations are generally based upon market quotations which, depending upon local convention or regulation, may be last sale price, last bid or asked price, or the mean between last bid and asked prices as of, in each case, the close of the appropriate exchange or other designated time. Long-term debt securities are valued on the basis of dealer-supplied quotations or valuations furnished by a pricing service. Securities for which reliable quotations are not readily available are valued at fair value, as determined in good faith and pursuant to procedures established by the Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost unless the Trustees determine this does not represent fair value. Cash Income Fund values investments utilizing the amortized cost valuation technique permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940, which requires the Fund to comply with certain conditions. This technique involves valuing a portfolio security initially at its cost and, thereafter, assuming a constant amortization to maturity of any discount or premium.

FEDERAL INCOME TAXES--The Funds now qualify and intend to continue qualifying as "regulated investment companies" and as such (and by complying with the applicable provisions of the Internal Revenue Code) will not be subject to federal income tax on taxable income (including realized capital gains) distributed to shareholders.

FOREIGN CURRENCY TRANSACTIONS--Certain of the Funds have entered into foreign exchange contracts for the settlement of purchases and sales of securities denominated in a foreign currency to reduce the risk to the Funds from adverse changes in the relationship between the U.S. dollar and the foreign currency. The face or contract amount in U.S. dollars reflects the total exposure the Fund has in that particular currency contract. In the event that the counterparty in the foreign exchange contract fails to meet the terms of the contract, the Fund could be exposed to the effects of changes in the relationship between the U.S. dollar and the foreign currency.

INVESTMENT TRANSACTIONS--The Funds may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Managed Assets Fund and Mortgage Securities Income Fund also may enter into dollar roll transactions. In a dollar roll transaction, the Fund sells securities for delivery in the current month and simultaneously contracts to repurchase, typically in 30 days to 60 days, substantially similar securities at an agreed-upon price and date. These transactions may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous yields. The Funds identify securities as segregated in their custodial records with a value at least equal to the amount of the purchase commitment.

OTHER--Security transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Discounts on debt securities are amortized in accordance with Internal Revenue Code requirements. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Net realized and unrealized gains (losses) on foreign currency transactions include the fluctuation in exchange rates on gains and losses between trade and settlement dates on security transactions, gains and losses arising from the disposition of foreign currency, and currency gains and losses between the accrual and payment dates on dividend and interest income and foreign withholding taxes. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investment from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Unrealized appreciation and depreciation and realized gains and losses differ between financial statements and tax earnings due to deferred losses from wash sales.

NOTE 2. FUND SHARE TRANSACTIONS

Each Fund's capitalization consists of an unlimited number of shares of beneficial interest without par value that represent a separate series of the Trust. Each share of a Fund represents an equal proportionate beneficial interest in that Fund and, when issued and outstanding, is fully paid and nonassessable. Shareholders would be entitled to share proportionally in the net assets of a Fund available for distribution to shareholders upon liquidation of a Fund.

NOTE 3. SECURITY TRANSACTIONS

Realized gains and losses are computed on the identified cost basis for both financial reporting and federal income tax purposes. At December 31, 1996, Mortgage Securities Income Fund had a capital loss carryforward of $3,041,745, Cash Income Fund, were as follows:

                                                                            MORTGAGE
                         CAPITAL             MANAGED            MANAGED    SECURITIES
                       APPRECIATION          GROWTH             ASSETS       INCOME
                           FUND            STOCK FUND            FUND         FUND
                       ------------        ----------         -----------  -----------
Cost of investments
 purchased...........   $67,635,846        $18,783,042        $68,324,869  $14,888,245
Proceeds from
 investments sold....    74,660,798         23,423,495        122,426,982   12,005,496

NOTE 4. DISTRIBUTIONS TO SHAREHOLDERS

The Funds, with the exception of the Cash Income Fund, intend to distribute as dividends or capital gains distributions, at least annually, substantially all of their net investment income and net gains realized from the sale of portfolio securities. All dividends and distributions are reinvested in additional shares of the Funds. Cash Income Fund declares dividends daily and reinvests all dividends declared monthly in additional shares at net asset value. Income and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles primarily relating to gains and losses on principal paydowns.

NOTE 5. MANAGEMENT AND ADMINISTRATIVE FEES

The Funds have advisory and administrative agreements with the Adviser. The following investment advisory fee rates were in effect as of June 30, 1997:

                                                      ANNUAL RATE(S) AS A
                                                           PERCENT OF
         FUND(S)                                    AVERAGE DAILY NET ASSETS
         -------                                   -------------------------
Capital Appreciation Fund.......................           .50 of 1%

Managed Growth Stock Fund.......................           .50 of 1%

Managed Assets Fund.............................           .45 of 1%

Mortgage Securities Income Fund.................           .40 of 1%

Cash Income Fund................................           .35 of 1%

As of June 30, 1997, for all the Funds, the administrative fee was .15 of 1 percent of average annual net assets. Both the investment advisory fees and the administrative fees are computed daily and paid monthly.

The Adviser also provides the Funds with certain Fund accounting services. The fee is $25,000 annually plus .0025 of 1 percent of assets in excess of $50 million. For the six months ended June 30, 1997, Capital Appreciation Fund, Managed Growth Stock Fund, Managed Assets Fund, Mortgage Securities Income Fund and Cash Income Fund incurred charges of $14,234, $14,380, $15,660, $12,806, and $12,520, respectively.

The Funds pay SteinRoe Services, Inc. for transfer agent services rendered at an annual rate of $7,500 computed on the basis of $625 per month.

The Adviser has agreed to reimburse all expenses, including management fees, incurred by the Funds as follows:

         FUND(S)                         EXPENSES EXCEEDING
         -------                      -------------------------
Capital Appreciation Fund..........   .80 of 1% of average daily net assets

Managed Growth Stock Fund..........   .80 of 1% of average daily net assets

Managed Assets Fund................   .75 of 1% of average daily net assets

Mortgage Securities Income Fund....   .70 of 1% of average daily net assets

Cash Income Fund...................   .65 of 1% of average daily net assets

The expense limitations expire April 30, 1998.

NOTE 6. INVESTMENT IN REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks, broker-dealer firms and other recognized financial institutions, whereby such institutions sell an instrument in which a Fund may invest to that Fund, and the seller agrees, at the time of the sale, to repurchase that instrument at a specified time and price. The Funds require the seller of the instrument to maintain on deposit with the Funds' custodian bank or in the Federal Reserve Book-Entry System securities in an amount at all times equal to or in excess of the value of the repurchase agreement plus accrued interest. In the event the seller of the instrument defaults on the repurchase obligation, a Fund could receive less than the repurchase price on the sale of the securities to another party or could be subject to delays in selling the securities.

                       Stein Roe & Farnham Incorporated
                            One South Wacker Drive
                            Chicago, Illinois 60606

                                TRANSFER AGENT
                            SteinRoe Services, Inc.
                            One South Wacker Drive
                            Chicago, Illinois 60606

                                  DISTRIBUTOR
                       Keyport Financial Services Corp.
                                125 High Street
                          Boston, Massachusetts 02110

                                CLIENT SERVICES
                        Keyport Life Insurance Company
                                125 High Street
                          Boston, Massachusetts 02110
                            800-367-3653 (Press 3)

                                   CUSTODIAN
                       State Street Bank & Trust Company
                                 P.O. Box 366
                          Boston, Massachusetts 02101

                             INDEPENDENT AUDITORS
                             KPMG Peat Marwick LLP
                              Peat Marwick Plaza
                             303 East Wacker Drive
                            Chicago, Illinois 60601

                                 LEGAL COUNSEL
                             Bingham, Dana & Gould
                              150 Federal Street
                          Boston, Massachusetts 02110

                                 THE TRUSTEES
                               John A. Bacon Jr.
                            Richard R. Christensen
                               Salvatore Macera
                             Dr. Thomas E. Stitzel


     This report is authorized for use as sales literature only when accompanied by a current prospectus of the Trust and a current prospectus for a variable insurance product offered by Keyport Life Insurance Company, Independence Life Insurance Company, or Liberty Life Assurance Company of Boston.


                                 12/96 NIM 30m

--------------------------------------------------------------------------------
THE STRONG
INTERNATIONAL
STOCK FUND II

SEMI-ANNUAL REPORT o JUNE 30, 1997


            [PIE CHART OF ASSET DIVERSIFICATION EMPHASIZING STOCKS]



                                 [STRONG LOGO]
                                 STRONG FUNDS

------------------------------------------------------------------------------
THE STRONG
INTERNATIONAL
STOCK FUND II

SEMI-ANNUAL REPORT o JUNE 30, 1997



                               TABLE OF CONTENTS

INVESTMENT REVIEW
     The Strong International Stock Fund II ...............................2


FINANCIAL INFORMATION

     Schedule of Investments in Securities ................................4

     Statement of Assets and Liabilities ..................................8

     Statement of Operations ..............................................8

     Statement of Changes in Net Assets ...................................9

     Notes to Financial Statements .......................................10

FINANCIAL HIGHLIGHTS .....................................................12

THE STRONG INTERNATIONAL STOCK FUND II

Despite a rocky first quarter, the international markets finally delivered the strong overall performance in the second quarter that we had been expecting for quite a while.

The Strong International Stock Fund II pursues capital growth by investing primarily in the stocks of companies based outside the United States. The Fund provides access to growth opportunities worldwide that may offer greater return potential than U.S. companies.


=================================
    ASSET ALLOCATION
Based on net assets as of 6-30-97

[PIE CHART]

Stocks                 85.5%
Short-Term Investments 14.5%

=================================




================================================
        FIVE LARGEST HOLDINGS BY COUNTRY
                  As of 6-30-97


COUNTRY                        % OF NET ASSETS
------------------------------------------------
Japan                                    14.2%
 ................................................
Australia                                 6.7%
 ................................................
Singapore                                 4.6%
 ................................................
Italy                                     4.5%
 ................................................
United Kingdom                            4.2%
 ................................................

Please see the Schedule of Investments in
Securities for a complete listing of the Fund's
portfolio.
================================================

MARKETS RECOVER BROAD STRENGTH
Despite a rocky first quarter, the international markets finally delivered the strong overall performance in the second quarter that we had been expecting for quite a while. The scope of this turnaround is evidenced by the returns on the Morgan Stanley Capital International Europe, Australasia, and Far East (EAFE) Index, which posted a negative return of 1.57% for the first quarter of the year but gained 12.98% for the three months ended June 30, for a six-month gain of 11.21%. The International Stock Fund II posted a gain of 8.66% over the same period.*(1)

The international rally has been patchy, however, with its strength coming mainly from Europe, Latin America and the emerging markets in general. At the end of the period, our Fund's largest country exposures in Europe were in the United Kingdom, Italy, Switzerland, Germany and France, while we continued to build up our investment in Latin America, which was the strongest general region in the world during the second quarter of the year. In addition, the Fund had significant investments in emerging markets around the world and most of these emerging markets proved very rewarding, particularly Russia.

THE ASIAN MARKETS CONTINUED TO LAG
Once again, Asia--except for Japan--lagged the other international markets, although Hong Kong and South Korea posted double-digit gains. Singapore and Malaysia were both down for the period, but the real disappointment was once again Thailand which continued its downward spiral. Australia and New Zealand also performed well.

Our most important increase in country weightings during this period was in Japan where the recovery in industrial production and the slightly stronger yen finally brought this market back to life. We also increased our exposure in South Korea, which we consider to be the most viable recovery candidate in Asia, especially now that the yen--with which it is very competitive--has showed signs of strength. We also increased the Fund's weighting in Mexico, reflecting our positive stance toward Latin America as a region and our belief that Mexico has some catching up to do in the region.


APPLYING OUR COMPANY-FOCUSED STRATEGY
Throughout this period we continued to apply our bottom-up, stock picking approach. We focus primarily on the strength and potential of individual companies when considering stocks, rather than the positive or negative attributes of individual countries or industries. That doesn't mean that we don't consider global economic climates in making our decisions--and in as choppy an environment as international markets have been facing, we have been paying somewhat more attention to them than is usually the case.

================================================
           FIVE LARGEST STOCK HOLDINGS
                  As of 6-30-97

SECURITY                       % OF NET ASSETS
------------------------------------------------
Games Workshop Group PLC                  1.1%
 ................................................
Guinness Peat Group PLC                   1.1%
 ................................................
Hong Kong Land Holdings, Ltd.             0.8%
 ................................................
Porsche AG Non-Voting Preferred           0.8%
 ................................................
IFI Istituto Finanziario Preferred        0.8%
 ................................................

Please see the Schedule of Investments in Securities for a complete listing of the Fund's portfolio.

================================================

By and large, our individual company choices drive the Fund's overall country allocation; we don't peg our country weightings to any index or benchmark. Sometimes these choices do follow a strong theme, however. For example, while in the past we trimmed our position in Japanese stocks, we have built up our weighting there again which has paid off for the Fund.

OUTLOOK
Flows of investment dollars into foreign markets have been sporadic and selective. We anticipate, however, that more consistent investor interest in support of foreign markets will take hold in the future. As more investors gain experience, they are likely to be more willing--even eager--to diversify. Furthermore, adding international investments to a US-focused portfolio offers the potential to increase returns and lower overall portfolio volatility. The leveling off of the strong dollar could also draw more money abroad, as currency risk could become less acute.

Of course, this Fund is likely to be more volatile than a fund that invests solely in U.S. stocks. Changes in market conditions, currency values, interest rates, local regulations, and economic and political conditions can have a quick, sharp impact on foreign markets. Given the value currently available internationally, however, we believe foreign equities offer long-term investors an attractive opportunity.

Thank you for your investment in the Strong International Stock Fund II. We look forward to earning your continued confidence.

[PHOTO OF ANTHONY L.T. CRAGG]

Sincerely,

/s/Anthony L.T. Cragg

Anthony L.T. Cragg
Portfolio Manager

================================================================================
                    GROWTH OF AN ASSUMED $10,000 INVESTMENT
                           From 10-20-95 to 6-30-97
[GRAPH]

               Strong         MSCI         Lipper
            International     EAFE     International
            Stock Fund II    Index*     Funds Index*
            -------------    ------    -------------
9-95           10,000        10,000       10,000
12-95          10,261        10,491       10,321
3-96           10,964        10,794       10,776
6-96           11,642        10,965       11,217
9-96           11,196        10,951       11,227
12-96          11,327        11,126       11,810
3-97           11,627        10,952       12,106
6-97           12,307        12,373       13,461

This graph, provided in accordance with SEC regulations, compares a $10,000 investment in the Fund, made at its inception, with similar investments in the Morgan Stanley Capital International Europe, Australasia, and Far East Index ("MSCI EAFE(TM)") and the Lipper International Funds Index. Results include the reinvestment of all dividends and capital gains distributions. Performance is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. To equalize time periods, the indexes' performance was prorated for the month of October 1995.
================================================================================

                                                         AVERAGE ANNUAL
                                                         TOTAL RETURNS(1)
                                                         As of 6-30-97


                                                         1-year     5.72%

                                                   Since Inception 13.01%
                                                    (on 10-20-95)
                                                   =============================


* The MSCI EAFE(TM) is an unmanaged index generally representative of major overseas stock markets. MSCI EAFE(TM) data is dollar-adjusted. The Lipper International Funds Index is an equally-weighted performance index of the largest qualifying funds in this category. Source of the MSCI index data is Micropal. Source of the Lipper index data is Lipper Analytical Services, Inc.


1 Average annual total return and total return measure change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change, while total return reflects aggregate change. The Fund's returns include the effect of deducting the Fund's expenses, but do not include charges and expenses attributable to any particular insurance product. Including such insurance fees and expenses from the Fund's return quotations has the effect of decreasing the performance quoted.

SCHEDULE OF INVESTMENTS IN SECURITIES          June 30, 1997 (Unaudited)
------------------------------------------------------------------------

                                                  SHARES OR
                                                  PRINCIPAL     VALUE
                                                   AMOUNT      (NOTE 2)
------------------------------------------------------------------------
COMMON STOCKS 82.0%
ARGENTINA 0.5%
Dragados y Construcciones Argentina                   64,000  $ 280,362
Sunshine Mining and Refining Company (b)             200,000    137,500
                                                              ---------
                                                                417,862
AUSTRALIA 6.4%
AAPC, Ltd.                                           550,000    364,887
Australian Tourism Group                             175,000    100,269
Cinema Plus, Ltd. (b)                                413,000    311,361
Coca-Cola Amatil, Ltd.                                28,000    363,078
Colonial, Ltd.  (Acquired 5/19/97;
  Cost $120,218) (b) (c)                              50,000    127,409
David Jones, Ltd.                                    200,000    278,943
FAI Insurance, Ltd.                                  216,382    106,035
Foster's Brewing Group, Ltd. (b)                     130,000    241,097
MIM Holdings, Ltd.                                   283,804    419,361
Normandy Mining, Ltd.                                556,508    625,131
Novus Petroleum, Ltd.                                 59,169    202,964
Orogen Minerals, Ltd. GDR (Acquired 10/31/96;
  Cost $71,266) (c)                                    4,500    125,437
Polartechnics, Ltd. (b)                              207,500    438,016
Publishing & Broadcasting, Ltd.                       58,000    333,631
Sydney Aquarium, Ltd.                                223,900    666,753
Sydney Harbour Casino Holdings, Ltd. (b)             124,000    194,446
Western Mining Corporation, Ltd.                     102,650    646,188
                                                              ---------
                                                              5,545,006
AUSTRIA 0.6%
Flughafen Wien AG (b)                                  6,800    287,343
Wolford AG                                             2,700    262,104
                                                              ---------
                                                                549,447
BELGIUM 0.7%
Audiofina                                              4,000    164,440
Credit Communal Holding Dexia                          4,000    429,433
                                                              ---------
                                                                593,873
BRAZIL 1.7%
Centrais Electricas Brasileiras SA                   357,000    199,328
Companhia de Electricidade do Estado do
  Rio de Janeiro                                 234,000,000    169,565
Companhia de Saneamento Basico do Estado
  de Sao Paulo                                     1,400,142    426,650
Light Servicos de Electricidade SA                   300,000    145,764
Uniao de Bancos Brasileiros SA Sponsored
  GDR (b)                                              7,000    259,875
Usinas Siderurgicas de Minas Gerais
  Sponsored ADR                                       24,000    264,000
                                                              ---------
                                                              1,465,182
CHILE 2.2%
Embotelladora Andina SA ADR A                          8,800    188,650
Embotelladora Andina SA ADR B                          9,300    194,138
Five Arrows Chile Investment Trust, Ltd.              92,000    315,560
Quimica y Minera Chile SA Sponsored ADR                7,000    462,875
Quinenco SA ADR (b)                                   23,000    425,500
Santa Isabel SA Sponsored ADR                         10,450    337,013
                                                              ---------
                                                              1,923,736
CHINA 0.4%
Shandong Huaneng Power Company, Ltd. ADR               8,000     86,000
Shanghai Industrial Holdings, Ltd. (Acquired
  4/10/97; Cost $186,497) (c)                         42,000    261,331
                                                              ---------
                                                                347,331
COLOMBIA 0.3%
Banco Ganadero SA ADS (representing Class C
  Preference Shares)                                   9,800    256,025

EGYPT 3.0%
Al-Ahram Beverages Company SAE (b)                    18,300    374,235
Egypt Investment Company, Ltd. (b)                    43,000    650,375
The Foreign & Colonial Emerging Middle
  East Fund, Inc. (b)                                 30,000    519,375
Misr International Bank SAE GDR (b)                   23,000    388,700
Misr Oil & Soap Company (b)                           33,000    262,252
Nile for Matches (b)                                  23,715    175,899
Suez Cement (b)                                       13,262    258,331
                                                              ---------
                                                              2,629,167
FINLAND 0.4%
Amer Group, Ltd. (b)                                  18,000    329,017

FRANCE 2.6%
Accor SA                                               1,300    194,588
Club Mediterranee SA (b)                               6,850    485,166
Europe 1 Communication                                   669    137,120
Genset SA Sponsored ADR (b)                           19,900    385,563
Louis Dreyfus Citrus (b)                              13,000    485,363
Rhone-Poulenc Rorer, Inc.                              3,000    271,470
Sabeton SA (b)                                         1,769    252,452
SEFIMEG (Societe Francaise d'Investissements
  Immobiliers et de Gestion)                           1,400     89,299
                                                              ---------
                                                              2,301,021
GERMANY 1.9%
Altana AG                                                200    213,181
BETA Systems Software AG (b)                             500     59,026
Commerzbank AG                                        16,000    452,951
Leica Camera AG (b)                                   13,300    327,736
Volkswagen AG                                            800    606,074
                                                              ---------
                                                              1,658,968
GHANA 0.5%
Ashanti Goldfields Company, Ltd. GDR                  35,047    409,612

HONG KONG 3.4%
Amoy Properties, Ltd.                                195,000    215,226
CDL Hotels International, Ltd.                     1,393,072    566,472
Glorius Sun Enterprises (b)                          377,000    178,852
Guoco Group, Ltd. (b)                                 62,000    326,547
Hong Kong Land Holdings, Ltd.                        262,914    699,351
Jardine Strategic Holdings, Ltd.                      75,000    283,500
Peregrine Investment Holdings, Ltd.                  205,500    423,123
Swire Pacific, Ltd. 'A'                               30,000    270,122
                                                              ---------
                                                              2,963,193
HUNGARY 0.5%
Euronet Services, Inc. (b)                            27,000    298,688
Zalakeramia Reszvenytarsasag GDR (Acquired
  5/06/97; Cost $122,720) (b) (c)                     16,000    125,600
                                                              ---------
                                                                424,288
INDIA 0.4%
IS Himilayan Fund NV (b)                              15,200    229,520
The Indian Smaller Companies Fund, Ltd. (b)           17,120    137,999
                                                              ---------
                                                                367,519
INDONESIA 2.0%
Bank Bali PT (Fgn Reg)                                62,000    165,775
Bank Negara Indonesia PT (Fgn Reg)                   435,000    277,355
Bank Tiara Asia PT (Fgn Reg) (b)                     136,000    162,238
Ciputra Development PT (Fgn Reg)                     190,000    189,531
Jaya Real Property PT (Fgn Reg) (b)                  140,000    188,606
Lippo Life Insurance PT (Fgn Reg)                    225,000    266,094
Semen Cibinong PT (Fgn Reg)                           45,000    118,007
Siloam Gleneagles Health Care PT (Acquired
  3/12/97; Cost $265,776) (b) (c)                    216,000    306,541
Van Der Horst Indonesia PT (Fgn Reg)                 160,001     82,271
                                                              ---------
                                                              1,756,418
IRELAND 0.1%
Ryanair Holdings PLC ADR (b)                           3,000     81,375

           See notes to financial statements.

                                                   SHARES OR
                                                   PRINCIPAL       VALUE
                                                    AMOUNT        (NOTE 2)
---------------------------------------------------------------------------
ITALY 3.7%
Banca Commerciale Italiana                           209,000    $   435,627
Filatura del Brembo Spa                               27,000        291,388
Finanziaria Autogrill Spa (b)                        249,000        417,811
Holding di Partecipazioni Industriali Spa (b)        555,800        267,245
Industrie Natuzzi Spa Sponsored ADR                   21,700        556,063
STET - Societa Finanziaria Telefonica PA             107,000        623,951
Simint Spa (b)                                        44,000        268,214
Zucchini Spa                                          53,000        323,388
                                                                -----------
                                                                  3,183,687
JAPAN 14.2%
The Bank of Tokyo - Mitsubishi                        12,000        240,775
Chubu Steel Plate Company, Ltd.                       53,000        245,049
Daiwa House Industry Company, Ltd. Warrants,
  Expire 10/30/97 (b)                                    360          9,360
Diamond City Company                                  24,000        157,027
Fidelity Japan OTC and Regional Markets
  Fund, Ltd. (b)                                      33,000        222,750
Fontaine Company, Ltd.                                 8,000        226,817
Fuji Bank, Ltd.                                       16,000        240,077
Heiwa                                                 14,000        274,797
Higashi Nihon House                                   18,000        193,143
Horipro, Inc.                                         25,000        191,049
Imagineer Company, Ltd.                               14,400        483,643
Japan Associated Finance                               7,000        549,594
Japan Cash Machine Company, Ltd.                      20,900        410,233
Japan Industrial Land Development                     22,100        217,857
Japan OTC Equity Fund, Inc. (b)                          130        100,750
Japan Tobacco, Inc.                                       55        434,223
Lion Corporation Warrants, Expire 6/18/99 (b)          2,000        145,106
Marubeni Corporation                                  41,000        185,990
Mikasa Coca-Cola Bottling Warrants,
  Expire 1/05/00 (b)                                   1,000         26,009
Misawa Homes Warrants, Expire 10/29/99 (b)             2,000        114,990
Mitsubishi Corporation                                44,000        548,896
Mitsui Fudosan                                        27,000        372,154
Miyota Company, Ltd.                                  20,000        266,946
Morgan Stanley Group, Inc. Nikkei 225 Index
  Call Warrants, Expire 8/15/97 (b)                   64,000        384,000
Nippon Broadcasting System                             5,000        553,956
Nippon Felt Company, Ltd.                             37,000        177,850
Nippon Shinpan Company                                77,000        278,095
Nippon Telegraph & Telephone Corporation                  55        527,785
Nittetsu Mining                                       43,000        335,732
Nomura International PLC Warrants,
  Expire 4/26/02 (b)                                     500        181,250
Ohmoto Gumi Company, Ltd.                              9,700         79,543
Pioneer Electronic Corporation                        22,000        533,543
Roland                                                11,000        270,610
SXL Corporation Warrants, Expire 2/26/99 (b)           3,100         78,508
Sanwa Bank, Ltd.                                      17,000        252,115
Shinseido Company, Ltd.                               12,000         57,577
Shiseido Company, Ltd.                                29,000        478,147
Shochiku Warrants, Expire 12/29/99 (b)                   470        199,750
Takihyo Company, Ltd.                                 14,000        129,460
Tiemco, Ltd.                                             800         35,593
Toho Company                                           2,700        445,171
Tokio Marine & Fire Insurance Company                 41,000        536,509
Tokushu Paper Manufacturing Company, Ltd.
  Warrants, Expire 4/26/01 (b)                         2,000        299,795
Tokyotokeiba                                          77,000        221,670
Tsutsumi Jewelry Company, Ltd.                         9,000        227,689
Yasuda Trust & Banking, Ltd.                          59,000        225,438
                                                                -----------
                                                                 12,367,021
MALAYSIA 2.9%
Batu Kawan BHD                                       106,000        233,082
Highlands & Lowlands BHD                             211,000        322,686
IOI Properties BHD                                    75,000        142,631
Leader Universal Holdings BHD                        122,000        219,445
Malaysia International Shipping BHD (Fgn Reg)        100,000        259,509
Malaysian Plantations BHD                            140,000        188,590
Malaysian Resources Corporation BHD                   53,000        145,939
Renong BHD                                           182,000        237,956
Sime UEP Properties BHD                              114,000        246,157
TA Enterprise BHD                                    207,000        220,614
Technology Resources Industries BHD (b)              195,000        335,301
                                                                -----------
                                                                  2,551,910
MALI 0.4%
Randgold Resources, Ltd. GDR (Acquired 6/26/97;
  Cost $313,500) (b) (c)                              19,000        313,500

MEXICO 2.5%
Cifra SA de CV Unsponsored ADR B                     149,000        267,455
Empresas ICA Sociedad Controladora SA de CV
  Sponsored ADR                                       20,000        321,250
G Accion SA de CV Sponsored ADR
  (Acquired 6/19/97; Cost $224,000) (b) (c)           14,000        204,750
Grupo Financiero Banamex Accival SA de CV (b)        154,000        404,854
Grupo Carso SA de CV                                  40,000        278,906
Grupo Televisa SA GDS (b)                             10,000        303,750
Kimberly-Clark de Mexico SA de CV                     19,000        368,125
                                                                -----------
                                                                  2,149,090
NAMIBIA 0.5%
Namibia Breweries (b)                                175,300        135,696
Namibian Minerals Corporation (b)                     75,000        328,125
                                                                -----------
                                                                    463,821
NETHERLANDS 0.6%
KLM Royal Dutch Airlines                              10,500        324,188
Philips Electronics NV ADR                             3,000        215,625
                                                                -----------
                                                                    539,813
NEW ZEALAND 3.9%
Air New Zealand, Ltd. Class B                        182,000        556,756
CDL Hotels New Zealand, Ltd.                         705,000        254,007
Corporate Investments, Ltd. (b)                      600,000        334,462
Evergreen Forests, Ltd. (b)                        1,326,000        522,821
Guinness Peat Group PLC                            1,538,256        951,593
Kiwi Income Property Trust (b)                       149,200        134,897
Restaurant Brands New Zealand, Ltd. (b)              102,000        177,509
Shortland Properties, Ltd.                           727,900        494,826
                                                                -----------
                                                                  3,426,871
NORWAY 0.4%
Alvern Norway AS (b)                                  13,009         71,032
Norman Data Defense Systems (b)                       12,000         73,713
Saga Petroleum AS - A Shares                          12,000        227,692
                                                                -----------
                                                                    372,437
PAKISTAN 0.4%
Pakistan Investment Fund, Inc. (b)                    24,000        126,000
Pakistan Telecommunications Corporation
  Sponsored GDR (b)                                    3,100        234,050
                                                                -----------
                                                                    360,050
PERU 1.0%
Compania de Minas Buenaventura SA
  Sponsored ADR                                       11,500        226,406
Telefonica del Peru SA Sponsored ADR
  (representing Class B Shares)                       11,000        288,062
Union de Cervecerias Perunas                         327,532        341,976
                                                                -----------
                                                                    856,444


                      See notes to financial statements.

SCHEDULE OF INVESTMENTS IN SECURITIES (continued)      June 30, 1997 (Unaudited)

---------------------------------------------------------------------------

                                                      SHARES OR
                                                      PRINCIPAL    VALUE
                                                       AMOUNT     (NOTE 2)
---------------------------------------------------------------------------
PHILIPPINES 0.5%
Empire East Land Holdings, Inc. (b)                   1,760,000  $ 267,173
Guoco Holdings (Philippines)                          1,395,000    164,118
                                                                 ---------
                                                                   431,291
POLAND 0.7%
Bank Handlowy W. Warszawie (b)                            9,000    103,836
Best Series C (b)                                        20,000    237,443
The Fleming Poland Fund, Ltd. Redeemable
  Participating Preference A Shares (b)                  29,500    291,460
                                                                 ---------
                                                                   632,739

PORTUGAL 0.3%
Electricidade de Portugal SA Sponsored ADR (b)            7,100    255,600
Portugal Fund, Inc.                                       2,000     35,000
                                                                 ---------
                                                                   290,600
ROMANIA 0.6%
The Romanian Investment Fund, Ltd. (Acquired
  5/08/97; Cost $400,000) (b) (c)                           400    422,000
Societe Generale Romania Fund (Acquired 3/20/97;
  Cost $49,500) (b) (c)                                     500     57,500
                                                                 ---------
                                                                   479,500
RUSSIA 1.6%
The Central European Growth Fund PLC (b)                346,000    382,916
Morgan Stanley Russia & New Europe Fund, Inc.            20,000    607,500
Ramco Energy PLC                                         13,000    233,221
Red October Russian Depository Trust
  Certificates (Acquired 8/14/96 - 8/27/96;
  Cost $143,750)(b)(c)                                        2    210,000
                                                                 ---------
                                                                 1,433,637
SINGAPORE 4.6%
Cycle & Carriage, Ltd.                                   39,000    403,778
DBS Land, Ltd.                                           32,000    101,182
FJ Benjamin Holdings, Ltd. (b)                          452,000    208,688
Hong Leong Finance, Ltd. (Fgn Reg)                       95,000    269,815
Hotel Properties, Ltd.                                  150,000    254,984
Kay Hian James Capel Holdings, Ltd.                       2,300      2,236
Keppel Bank (b)                                         158,000    406,744
Keppel Corporation, Ltd. (b)                             44,000    195,453
Kim Eng Holdings, Ltd.                                  367,000    308,080
Osprey Maritime, Ltd.                                   150,000    196,222
Robinson & Company, Ltd.                                 30,000    156,348
Sembawang Corporation, Ltd.                              41,000    186,429
Singapore Airlines, Ltd. (Fgn Reg)                       59,000    528,297
Singapore Land, Ltd.                                     71,000    322,840
United Overseas Land, Ltd.                              208,000    282,281
Van Der Horst, Ltd.                                      83,000    152,704
                                                                 ---------
                                                                 3,976,081
SOUTH AFRICA 0.9%
Baring Simba Fund Warrants, Expire 9/30/00 (b)           23,000     71,875
Energy Africa, Ltd. GDR (Acquired 7/18/96;
  Cost $105,875) (b) (c)                                  7,000    185,500
Engen, Ltd.                                              64,000    319,612
Morgan Stanley Africa Investment Fund, Inc.              12,600    225,225
                                                                 ---------
                                                                   802,212
SOUTH KOREA 3.3%
Fidelity Advisor Korea Fund (b)                          25,000    218,750
Hotel Shilla Company (b)                                 15,000    135,609
Kookmin Bank                                             23,469    447,421
Korea Electric Power Corporation Sponsored ADR           21,150    395,241
Korea-Europe Fund IDR (b)                                   135    369,563
Korean Airline Company, Ltd. (b)                         19,800    373,205
Ssangyong Investment & Securities
  Company, Ltd. (b)                                      32,000    303,747
Yukong, Ltd.                                             26,000    630,926
                                                                 ---------
                                                                 2,874,462

SPAIN 0.2%
Compania Espanola de Petroleos SA                         3,000    101,743
Construcciones y Auxiliar de Ferrocarriles SA             1,700     76,911
                                                                 ---------
                                                                   178,654
SRI LANKA 0.5%
John Keells Holdings, Ltd. (b)                           52,000    271,834
Sri Lanka Growth Fund (b)                                25,000    143,750
                                                                 ---------
                                                                   415,584
SWEDEN 1.1%
Argonaut AB 'B' Shares (b)                               55,000     99,793
Hemkopskedjan AB 'B' Shares (Acquired 6/18/97;
  Cost $191,201) (b) (c)                                 19,000    195,762
Ortivus AB 'B' Shares (b)                                 5,000    204,769
Pricer AB 'B' Shares (b)                                  7,500    258,554
Prosolvia AB 'B' Shares (b)                               3,600     55,521
Rottneros AB                                            141,000    155,327
                                                                 ---------
                                                                   969,726
SWITZERLAND 3.1%
Liechtenstein Global Trust AG                                75     45,945
Magazine Zum Globus Registered Shares (b)                   600    368,788
Moevenpick Holding AG                                       900    271,355
Nestle SA                                                   107    141,055
Novartis AG                                                 200    319,507
Novartis AG Sponsored ADR                                 1,000     80,219
Oerlikon - Buehrle Holding AG 'R'                         2,300    269,199
SGS (Societe Generale de Surveillance) Holdings SA          150    320,329
SMH (Suisse Microelectronique et d'Horlogerie)              900    513,758
Schindler Holding AG                                        125    156,143
Zurich Versicherungsgesellschaft                            600    238,604
                                                                 ---------
                                                                 2,724,902
TAIWAN 0.1%
The R.O.C. Taiwan Fund                                    5,884     68,769

THAILAND 0.8%
BEC World PCL                                            17,700    159,408
Matichon PCL (Fgn Reg)                                   82,000    154,686
Sermsuk PCL (Fgn Reg)                                    10,700    138,905
Siam City Cement PCL (Fgn Reg)                           25,000    106,491
TelecomAsia Corporation PCL (b)                         125,000    158,468
                                                                 ---------
                                                                   717,958
UKRAINE 0.3%
Ukrainian Opportunity Fund (b)                           29,700    303,178

UNITED KINGDOM 4.2%
Allied Domecq PLC                                        29,374    210,935
Caledonia Investments PLC                                15,000    173,493
Celltech PLC (b)                                         36,000    159,963
De La Rue PLC                                            25,000    153,522
English China Clays PLC                                  46,586    160,096
Flextech PLC (b)                                         38,000    406,631
Games Workshop Group PLC                                 87,000    982,369
Inchcape PLC                                            103,902    489,346
LucasVarity PLC                                         121,000    418,846
Trocadero PLC (b)                                       371,000    154,355
Vickers PLC                                             101,000    345,413
                                                                 ---------
                                                                 3,654,969
VENEZUELA 0.3%
CA La Electricidad de Caracas                           114,000    181,990
Compania Anonima Nacional Telefonos
  de Venezuela                                            2,000     86,250
                                                                 ---------
                                                                   268,240
VIETNAM 0.1%
Vietnam Frontier Fund (b)                                11,000     93,500

                      See notes to financial statements.

------------------------------------------------------------------------------------
                                                        SHARES OR
                                                        PRINCIPAL      VALUE
                                                         AMOUNT       (NOTE 2)
------------------------------------------------------------------------------------
OTHER 0.7%
Morgan Stanley Emerging Markets Fund, Inc.                34,000    $   607,750
                                                                    -----------
TOTAL COMMON STOCKS (COST $70,950,445)                               71,527,436

PREFERRED STOCKS 3.5%
AUSTRALIA 0.3%
The News Corporation, Ltd.                                59,302        233,374

BRAZIL 0.7%
Companhia Antartica Paulista - Industria
  Brasileira de Bebidas e Conexos                          3,100        302,397
Telecomunicacoes de Sao Paulo SA                         534,311        174,232
Telecomunicacoes do Rio de Janeiro SA - Telerj         1,129,744        168,979
                                                                    -----------
                                                                        645,608
GERMANY 1.7%
BBS Kraftfahrzeugtechnik AG (b)                            1,000        224,069
Friedrich Grohe AG                                         1,000        309,456
Porsche AG Non-Voting                                        510        678,051
Villeroy & Boch AG                                         2,000        324,355
                                                                    -----------
                                                                      1,535,931
ITALY 0.8%
IFI Istituto Finanziario (Acquired
  1/20/97 - 3/13/97; Cost $635,037) (c)                   53,000        668,376
                                                                    -----------
TOTAL PREFERRED STOCKS (COST $2,729,756)                              3,083,289

SHORT-TERM INVESTMENTS (A) 12.3%
COMMERCIAL PAPER 0.1%
INTEREST BEARING, DUE UPON DEMAND
United States Cayman Eurodollar
  Call Deposit, 4.50%                                 $   95,000         95,000

TIME DEPOSITS 12.2%
UNITED STATES
Bank of Tokyo, Ltd. Time Deposit,
  6.4375%, Due 7/01/97                                 2,000,000      2,000,000
Credite Agriculturale Time Deposit,
  6.00%, Due 7/01/97                                   4,300,000      4,300,000
Sumitomo Bank, Ltd. Yankee Dollar
  Certificate of Deposit, 6.375%, Due 7/01/97          4,300,000      4,300,000
                                                                    -----------

Total Time Deposits                                                  10,600,000
                                                                    -----------
TOTAL SHORT-TERM INVESTMENTS
  (COST $10,695,000)                                                 10,695,000
                                                                    -----------
TOTAL INVESTMENTS IN SECURITIES
  (COST $84,375,201) 97.8%                                           85,305,725
Other Assets and Liabilities, Net 2.2%                                1,956,149
                                                                    -----------
NET ASSETS 100.0%                                                   $87,261,874
                                                                    ===========

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
---------------------------------------------------------------

                      SETTLEMENT       VALUE        UNREALIZED
                         DATE          IN USD      APPRECIATION
---------------------------------------------------------------
Sold:
1,361,360  DEM         7/25/97        $781,717        $18,283


                                                 PERCENTAGE OF
INDUSTRY DIVERSIFICATION                           NET ASSETS
--------------------------------------------------------------
Conglomerate ...........................................7.7%
Closed-end Fund ........................................7.1
Bank - Money Center ....................................5.4
Leisure Service ........................................5.2
Real Estate ............................................4.9
Metals & Mining ........................................3.1
Telecommunication Service ..............................3.0
Finance - Miscellaneous ................................2.9
Engineering & Construction .............................2.7
Media - Radio/TV .......................................2.6
Automobile .............................................2.3
Oil - International Integrated .........................2.2
Airline ................................................2.1
Electronic Products - Miscellaneous ....................1.8
Retail - Specialty .....................................1.8
Consumer - Miscellaneous ...............................1.7
Beverage - Alcoholic ...................................1.6
Electric Power .........................................1.6
Healthcare - Drug/Diversified ..........................1.6
Food ...................................................1.5
Household Appliances & Furnishings .....................1.4
Paper & Forest Products ................................1.3
Shoe & Apparel Manufacturing ...........................1.3
Brokerage & Investment Management ......................1.2
Cosmetic & Personal Care ...............................1.2
Precious Metal/Gem/Stone ...............................1.2
Auto & Truck Parts .....................................1.1
Beverage - Soft Drink ..................................1.0
Insurance - Diversified ................................1.0
Agricultural Operations ................................0.9
Shipping ...............................................0.9
Computer Software ......................................0.8
Machinery - Miscellaneous ..............................0.8
Retail - Major Chain ...................................0.7
Retail - Restaurant ....................................0.7
Machinery - Transportation Equipment & Parts ...........0.6
Retail - Food Chain ....................................0.6
Steel ..................................................0.6
Chemical ...............................................0.5
Healthcare - Instrumentation ...........................0.5
Retail - Department Store ..............................0.5
Tobacco ................................................0.5
Healthcare - Patient Care ..............................0.4
Index Based ............................................0.4
Insurance - Life .......................................0.4
Leisure Product ........................................0.4
Media - Publishing .....................................0.4
Metal Products & Fabrication ...........................0.3
Transportation Service .................................0.3
Healthcare - Medical Supply ............................0.2
Housing ................................................0.2
Insurance - Property & Casualty ........................0.2
Soap & Cleaning Preparation ............................0.2
Short-Term Investments ................................12.3
Other Assets and Liabilities, Net ......................2.2
                                                      ------
Total                                                 100.0%
                                                      ======

LEGEND
------
(a) Short-term investments include any security which has a maturity of less than one year.
(b) Non-income producing security.
(c) Restricted security.

Percentages are stated as a percent of net assets.

CURRENCY ABBREVIATIONS
----------------------
DEM  German Mark
USD  United States Dollar

           See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
June 30, 1997 (Unaudited)


ASSETS:
 Investments in Securities, at Value (Cost of $84,375,201)        $85,305,725
 Receivable from Brokers for Securities and
  Forward Foreign Currency Contracts Sold                             901,155
 Dividends and Interest Receivable                                    157,206
 Other Assets                                                       3,901,264
                                                                  -----------
 Total Assets                                                      90,265,350

LIABILITIES:
 Payable to Brokers for Securities Purchased                        2,898,401
 Accrued Operating Expenses and Other Liabilities                     105,075
                                                                  -----------
 Total Liabilities                                                  3,003,476
                                                                  -----------
NET ASSETS                                                        $87,261,874
                                                                  ===========

NET ASSETS CONSIST OF:
 Capital (par value and paid-in surplus)                          $82,416,907
 Excess of Distribution Required for Federal Income Tax Purposes
  over Net Investment Income                                         (773,318)
 Undistributed Net Realized Gain                                    4,784,026
 Net Unrealized Appreciation                                          834,259
                                                                  -----------
 Net Assets                                                       $87,261,874
                                                                  ===========

Capital Shares Outstanding (Unlimited Number Authorized             7,449,958

NET ASSET VALUE PER SHARE                                              $11.71
                                                                       ======

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Six Months Ended June 30, 1997 (Unaudited)

INCOME:
 Dividends                                                        $   736,296
 Interest                                                             247,634
                                                                  -----------
 Total Income                                                         983,930

EXPENSES:
 Investment Advisory Fees                                             395,479
 Custodian Fees                                                        98,525
 Shareholder Servicing Costs                                           60,272
 Other                                                                  2,243
                                                                  -----------
 Expenses, Net                                                        556,519
                                                                  -----------
NET INVESTMENT INCOME                                                 427,411

REALIZED AND UNREALIZED GAIN (LOSS):
 Net Realized Gain (Loss) on:
  Investments                                                       3,893,330
  Futures Contracts, Options and Forward Foreign
   Currency Contracts                                                 784,327
  Foreign Currencies                                                   (3,873)
                                                                  -----------
  Net Realized Gain                                                 4,673,784

 Change in Unrealized Appreciation/Depreciation on:
  Investments                                                       1,866,030
  Futures Contracts, Options and Forward Foreign
   Currency Contracts                                                (121,304)
  Foreign Currencies                                                 (115,102)
                                                                  -----------
  Net Change in Unrealized Appreciation/Depreciation                1,629,624
                                                                  -----------
NET GAIN                                                            6,303,408
                                                                  -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $ 6,730,819
                                                                  ===========


           See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                        Six Months Ended     Year Ended
                                          June 30, 1997    Dec. 31, 1996
                                           (Unaudited)
                                        ----------------   -------------
OPERATIONS:

 Net Investment Income                      $    427,411    $    188,934
 Net Realized Gain                             4,673,784       2,279,627
 Change in Unrealized
  Appreciation/Depreciation                    1,629,624        (828,567)
                                            ------------    ------------
 Increase in Net Assets Resulting
  from Operations                              6,730,819       1,639,994

DISTRIBUTIONS:
 From Net Investment Income                   (1,303,844)       (188,934)
 In Excess of Net Investment Income                   --        (111,137)
 From Net Realized Gains                      (1,952,335)             --
                                            ------------    ------------
 Total Distributions                          (3,256,179)       (300,071)

CAPITAL SHARE TRANSACTIONS
 Proceeds from Shares Sold                    35,075,104     118,715,984
 Proceeds from Reinvestment of
  Dividends                                    3,256,179         300,071
 Payments for Shares Redeemed                (29,695,307)    (47,009,732)
                                            ------------    ------------
 Increase in Net Assets from Capital
  Share Transactions                           8,635,976      72,006,323
                                            ------------    ------------
TOTAL INCREASE IN NET ASSETS                  12,110,606      73,346,246

NET ASSETS:
 Beginning of Period                          75,151,258       1,805,012
                                            ------------    ------------
 End of Period                              $ 87,261,874    $ 75,151,258
                                            ============    ============

TRANSACTIONS IN SHARES OF THE FUND:
 Sold                                          3,042,802      10,737,059
 Issued in Reinvestment of
  Distributions                                  288,891          26,736
 Redeemed                                     (2,570,915)     (4,251,177)
                                            ------------    ------------
 Increase in Shares of the Fund                  760,778       6,512,618
                                            ============    ============


                      See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
June 30, 1997 (Unaudited)

1.   ORGANIZATION
     The Strong International Stock Fund II commenced operations on October 20, 1995 and is a diversified series of the Strong Variable Insurance Funds, Inc., an open-end management investment company registered under the Investment Company Act of 1940.

2.   SIGNIFICANT ACCOUNTING POLICIES
     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.


     (A) Security Valuation-- Portfolio securities traded primarily on a principal securities exchange are valued at the last reported sales price or the mean between the latest bid and asked prices where no last sales price is available. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices or the last reported sales price, depending on local convention or regulation. Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service, otherwise sale or bid prices are used. Securities for which market quotations are not readily available, when held by the Fund, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Directors. Securities which are purchased within 60 days of their stated maturity are valued at amortized cost, which approximates current value.

          The Fund may own certain investment securities which are restricted as to resale. These securities are valued after giving due consideration to pertinent factors, including recent private sales, market conditions and the issuer's financial performance. The Fund generally bears the costs, if any, associated with the disposition of restricted securities. Aggregate cost and fair value of these restricted securities held at June 30, 1997 were $2,829,340 and $3,203,706, respectively, representing 3.7% of the net assets of the Fund.

     (B) Federal Income and Excise Taxes and Distributions to Shareholders -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required.

          The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income and expense items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

     (C) Realized Gains and Losses on Investment Transactions -- Gains or losses realized on investment transactions are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

     (D) Futures -- Upon entering into a futures contract, the Fund pledges to the broker cash or other investments equal to the minimum "initial margin" requirements of the exchange. The Fund also receives from or pays to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin," and are recorded as unrealized gains or losses. When the futures contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     (E) Options -- Premiums received by the Fund upon writing put or call options are recorded as an asset with a corresponding liability which is subsequently adjusted to the current market value of the option. When an option expires, is exercised, or is closed, the Fund realizes a gain or loss, and the liability is eliminated. The Fund continues to bear the risk of adverse movements in the price of the underlying asset during the period of the option, although any potential loss during the period would be reduced by the amount of the option premium received.

     (F) Foreign Currency Translation -- Investment securities and other assets and liabilities initially expressed in foreign currencies are converted to U.S. dollars based upon current exchange rates.
          Purchases and sales of foreign investment securities and income are converted to U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses.

     (G) Forward Foreign Currency Exchange Contracts -- Forward foreign currency exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records an exchange gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     (H) Additional Investment Risk -- The use of futures contracts, options, foreign denominated assets, forward foreign currency exchange contracts and other similar instruments for purposes of hedging the Fund's investment portfolio involves, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and liabilities. The predominant risk with futures contracts is an imperfect correlation between the value of the contracts and the underlying securities. Foreign denominated assets and forward foreign currency exchange contracts may involve greater risks than domestic transactions, including currency, political and economic, regulatory and market risks.

     (I) Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     (J) Other -- Investment security transactions are recorded as of the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premium and discounts.

3.   RELATED PARTY TRANSACTIONS
     Strong Capital Management, Inc. (the "Advisor"), with whom certain officers and directors of the Fund are affiliated, provides investment advisory services to the Fund. Investment advisory fees, which are established by terms of the Advisory Agreement, are based on an annualized rate of 1.00% of the average daily net assets of the Fund. Advisory fees are subject to reimbursement by the Advisor if the Fund's operating expenses exceed certain levels.

     The Fund may invest cash reserves in money market funds sponsored and managed by Strong Capital Management, Inc., subject to certain limitations. The terms of such transactions are identical to those of non-related entities except that, to avoid duplicate investment advisory fees, the Advisor remits to the Fund an amount equal to all fees otherwise due to them under their investment advisory agreement for the assets invested in such money market funds.

     The amount payable to the Advisor at June 30, 1997 and unaffiliated directors' fees for the six months then ended were $797 and $750, respectively.

4.   INVESTMENT TRANSACTIONS
     The aggregate purchases and sales of long-term securities for the six months ended June 30, 1997 were $55,144,017 and $52,788,936, respectively.

5.   INCOME TAX INFORMATION
     At June 30, 1997, the cost of investments in securities for federal income tax purposes was $84,375,201. Net unrealized appreciation of securities was $930,524, consisting of gross unrealized appreciation and depreciation of $8,115,805 and $7,185,281, respectively.


FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------


                                                    SELECTED PER-SHARE DATA (a)
------------------------------------------------------------------------------------------------------------------------------------
                              INCOME FROM INVESTMENT OPERATIONS                              LESS DISTRIBUTIONS
                      --------------------------------------------------   ------------------------------------------
                      Net Asset                Net Realized     Total                  In Excess                         Net Asset
                       Value          Net      and Unrealized    from       From Net     of Net     From Net   Total       Value
                      Beginning    Investment    Gains on     Investment   Investment  Investment  Realized   Distri-     End of
                      of Period      Income    Investment     Operations    Income       Income     Gains     butions     Period

June 30, 1997 (c)     $11.23       $0.06       $0.89          $0.95        ($0.18)         __      ($0.29)    ($0.47)    $11.71
Dec. 31, 1996          10.22        0.03        1.03           1.06        (0.03)      ($0.02)         __      (0.05)     11.23
Dec. 31, 1995 (d)      10.00        0.01        0.25           0.26        (0.01)       (0.03)         __      (0.04)     10.22


FINANCIAL HIGHLIGHTS (Continued)

                                                RATIOS AND SUPPLEMENTAL DATA
                     ------------------------------------------------------------------------------
                                                               Ratio of Net
                                  Assets,         Ratio of     Investment    Average
                                  End of          Expenses     Income        Portfolio  Commission
                     Total       Period (In       to Average   to Average    Turnover      Rate
                     Return      Thousands)       Net Assets   Net Assets    Rate         Paid(b)

June 30, 1997 (c)     +8.7%      $87,261            1.4%         1.1%*         75.1%     $0.0015
Dec. 31, 1996        +10.4%       75,151            1.9%         0.4%         126.0%      0.0100
Dec. 31, 1995 (d)     +2.6%        1,805            2.0%*        1.0%*         26.9%

  * Calculated on an annualized basis.(a) Information presented relates to a share of capital stock of the Fund outstanding for the entire period.
(b) Disclosure required, effective for reporting periods beginning after September 1, 1995.
(c) For the six months ended June 30, 1997 (Unaudited). Total return and portfolio turnover rate are not annualized.
(d) Inception date is October 20, 1995. Total return and portfolio turnover rate are not annualized.

                                   DIRECTORS

                               Richard S. Strong
                                 John Dragisic
                                Willie D. Davis
                                Stanley Kritzik
                               Marvin E. Nevins
                                William F. Vogt


                                   OFFICERS

                   Richard S. Strong, Chairman Of The Board
                           John Dragisic, President
                      Lawrence A. Totsky, Vice President
                        Thomas P. Lemke, Vice President
                        John S. Weitzer, Vice President
             Stephen J. Shenkenberg, Vice President And Secretary
                          John A. Flanagan, Treasurer

                              INVESTMENT ADVISOR

                        Strong Capital Management, Inc.
                   P.O. Box 2936, Milwaukee, Wisconsin 53201


                                   CUSTODIAN

                       Brown Brothers Harriman & Company
                 40 Water Street, Boston, Massachusetts 02109

                                    AUDITOR

                           Coopers & Lybrand L.L.P.
             411 East Wisconsin Avenue, Milwaukee, Wisconsin 53202

                                 LEGAL COUNSEL

                             Godfrey & Kahn, S.C.
              780 North Water Street, Milwaukee, Wisconsin 53202

                                [STRONG LOGO]

                       STRONG FUNDS DISTRIBUTORS, INC.
                  P.O. Box 2936 o Milwaukee, Wisconsin 53201         5524G97
                 Strong Funds are offered by prospectus only.

                                 Wanger Advisors Trust   1997 Semi-Annual Report


                           [SQUIRREL WANGER 97 LOGO]

        Wanger Advisors Trust
        1997 Semi-Annual Report
        Contents

1       Squirrel Chatter
3       Funds at a Glance
4       Performance Review
        Wanger U.S. Small Cap
6       Performance Review
        Wanger International
        Small Cap
8       Statement of Investments
        Wanger U.S. Small Cap
12      Statement of Investments
        Wanger International
        Small Cap
16      Portfolio Diversification
        Wanger International
        Small Cap
17      Statements of Assets
        and Liabilities
18      Statements of Operations
19      Statements of Changes in
        Net Assets
20      Financial Highlights
        Wanger U.S. Small Cap
21      Financial Highlights
        Wanger International
        Small Cap
22      Notes to Financial Statements


Wanger Asset Management, L.P.,
("WAM") is one of the leading
global small-cap equity managers
in the U.S. with 27 years of small-cap
investment experience. WAM
manages over $6 billion in equities
and is the investment adviser to
Wanger U.S. Small Cap, Wanger
International Small Cap, Acorn Fund,
Acorn International and Acorn USA.

WAM uses a unique style of catch-
ing trends with small, attractively-
priced niche companies. For
more complete information about
our funds including the Acorn
Funds, fees and expenses, call
WAM Brokerage Services, L.L.C.,
distributor, at 1-800-5WANGER for a
prospectus. Read it carefully
before you invest or send money.

                           [SQUIRREL WANGER 97 LOGO]

                Wanger Advisors Trust   1997 Semi-Annual Report
--------------------------------------------------------------------------------
[LOGO] Squirrel Chatter

Mr. Wanger identified the investment concept of "downstream technology" in 1970, all the while wondering whether the idea had already run its course. 27 years later, he defined the idea for investors in his book, A Zebra in Lion Country:
"Going downstream - investing in the businesses that will benefit from new technology rather than in the technology companies themselves - is often the smarter strategy."

     We thought our readers would find this excerpt from A Zebra in Lion Country interesting, as it shows how Mr. Wanger's 27-year-old investment philosophy still applies today.

     The Users, Not the Makers

I seldom own the companies that develop the new technologies, however - the makers of the computers and the semiconductor chips that go into them. Semiconductors are what really make computers, cellular phones, fax machines, and much else possible. But Motorola and Intel have never been in our portfolio. Intel and Motorola have done well, but other semiconductor makers, such as Fairchild, failed at the game, and anyway, Intel's and Motorola's customers have made more money than they have. New products are dangerous, especially in the computer field, where obsolescence comes fast and technological breakthroughs bring price slashing every year.

     What I have always looked for instead are the downstream users of new technologies. I've bought the stocks of companies that buy, use, and exploit the computers and electronics to reduce costs, revitalize their businesses, and add functionality to their products. Even new industries emerge as people figure out ways to use these devices. (And some industries and enterprises can be made obsolete. I believe that the New York Stock Exchange, since we no longer need a hub to create a trading network, is an anachronism that is taking a very long time to die.)

     I may never have owned semiconductor companies, but I've made a considerable amount of money in cellular phone companies - LIN Broadcasting, Mobile Communications, and Telephone & Data Systems - that use the chips. I didn't buy VCR makers, but I have owned companies like Electronic Arts and Sierra On-line, which make those video games that keep kids away from useful activities. Television is also dependent on semiconductors, but broadcasting stations have made more profit than the entire semiconductor industry put together. There is no comparing the genius it takes to run a television station. But I'm afraid that when you compare profit margins, it just proves the point that in this world the stupid people can make all the money. Most of the folks running electronics companies are indeed geniuses, and they've got a building full of even smarter geniuses out back, working like crazy to invent new stuff. But they end up struggling; they have problems in the competitive world. There's usually some nerd in Austin or Aoyama who's a little bit ahead of them. The geniuses cancel each other out. Even if you invent a brand new sixteen-meg chip, you'll still be surrounded by competitors. But if you have the only channel that can show Home Improvement at 7 p.m., you have a monopoly. All you have to do to run a cable company is get a license from the city and be mean to your customers.

     Since the Industrial Revolution began, going downstream - investing in businesses that will benefit from new technology rather than investing in the technology companies themselves - has often proved the smarter strategy. The railroad, the product of the transforming technology of the steam locomotive, one of the greatest inventions in history, was obviously of supreme importance to the United States and its economy. But the makers of the locomotives, like Baldwin and American

                                                                     (continued)

                Wanger Advisors Trust   1997 Semi-Annual Report
--------------------------------------------------------------------------------
[LOGO] Squirrel Chatter (continued)

"One future downstream possibility has me worried. Some day you'll be able to go into a computer store and pay $80 for a "Portfolio Manager" program, and I'll be out of business."

Locomotive Works, were not terribly profitable.The railroads themselves were moderately profitable for a while, but in the end most of them fared poorly or went broke. (Their capital came mostly from abroad, an international wealth transfer, a sort of Marshall Plan in reverse. The savings in English and Scottish trusts moved over here, and the net return to all those investors was probably zero.)

     Those who really made money out of the new technology were not the transportation people but those who bought real estate in Chicago in the 1880's and 1890's. As the railroad came in and created a city of 3 million people, land values skyrocketed. The railroads that were most successful were those that secured land grants from the government to build the tracks and thus owned some enormously valuable real estate. So the manufacturer who built the steam locomotive made $5, the tycoon who built the railroad made $50, and the land speculator who bought land that later became downtown Wichita made $500.

     Similarly, when jet planes - larger and faster than the props - came on the scene, they changed the airline business, but it wasn't the jet-engine makers General Electric, Pratt and Whitney, and Rolls-Royce that benefited most. In that instance it was the airlines that reaped the profits for a while; I know, because I did well in airline stocks back then, when the big carriers could actually make money. Now the airline industry is barely breaking even, and airline stocks are only speculations. But think of what the jet plane made possible!

     Also in the postwar era, air-conditioning changed the way we all live, but you didn't make much money investing in Carrier and the other makers. But downstream, you could have made a fortune, for air conditioners created the New South. In 1930 the population of Houston was six men and a dog, and the dog was dead. Houston was in a basically uninhabitable part of the world. But then came air conditioners, which made southern California, Texas, and Arizona boom areas. Phoenix is a thriving city, in spite of the fact that it gets to 116 degrees in the summer. Without air-conditioning it would still be a trading post. So Carrier made a moderate amount of money, but the big money came to the fellows who owned the land, built the tract houses, created the stores (like Phoenix's Goldwater's), and opened the restaurants.

     Recognizing a transforming technology and then investing downstream from it should be a key concept for any direct stock investor.

From A Zebra in Lion Country by Ralph Wanger with Everett Mattlin. Copyright (C) 1997 by Ralph Wanger. Published by Simon & Schuster, New York, $25.00. Reprinted by permission.

[PHOTO]
Ralph Wanger
President

                                 Wanger Advisors Trust   1997 Semi-Annual Report
--------------------------------------------------------------------------------
Funds at a Glance

--------------------------------------------------------
Wanger U.S. Small Cap
Results to June 30, 1997

                          2nd qtr       Last        Last
                                    6 months   12 months
Wanger U.S. Small Cap       16.7%      12.3%       24.4%
Russell 2000                16.2%      10.2%       16.3%
S&P MidCap 400              14.7%      13.0%       23.3%
S&P 500                     17.5%      20.6%       34.7%
Dow Jones                   17.1%      20.1%       38.5%

Net Asset Value per share as of 6/30/97           $18.62


The Russell 2000 is formed by taking 3,000 companies and then eliminating the largest 1,000 leaving a good small company index. The S&P MidCap 400 is a market value-weighted index of 400 stocks that are in the next tier down from the S&P
500. The S&P 500 is a broad market-weighted average, still blue chip dominated. The Dow Jones Industrial Average includes 30 large companies. All indices are unmanaged and include reinvested dividends.

--------------------------------------------------------
Wanger International Small Cap
Results to June 30, 1997

                          2nd qtr       Last        Last
                                    6 months   12 months

Wanger Int'l Small Cap       6.6%      10.2%       13.9%
EAFE                        13.0%      11.2%       12.8%
Lipper International
 Small Co. Funds Average     7.3%      10.4%       13.5%
Lipper International
 Funds Average              11.1%      12.5%       16.5%

Net Asset Value per share as of 6/30/97           $19.07


EAFE is Morgan Stanley's Europe, Australia and Far East Index, an index of companies throughout the world in proportion to world market capitalization, excluding the U.S. and Canada. The Lipper International Small Company Funds Average is calculated from the performance of a group of small company international funds. The Lipper International Funds Average is an average of all international funds tracked by Lipper Analytical Services. All indices are unmanaged and include reinvested dividends.

--------------------------------------------------------
Wanger U.S. Small Cap Top 5 Industries
As a % of net assets, as of 6/30/97

Information                                        25.1%
Energy/Minerals                                    18.8%
Industrial Goods/Services                          16.7%
Finance                                            12.7%
Health Care                                        11.6%

--------------------------------------------------------
Wanger International Small Cap Top 5 Countries
As a % of net assets, as of 6/30/97

United Kingdom                                     17.0%
Japan                                              13.2%
Australia                                           6.0%
Singapore                                           5.6%
Sweden                                              5.5%

--------------------------------------------------------
Wanger U.S. Small Cap Top 10 Holdings



HealthCare Compare            5.2%
PPO Network

CalEnergy                     5.2%
Power Plants

C-Tec                         4.1%
Cable TV/Local Telephone

Data Transmission             3.9%
Data Services for Farmers

Coast Savings                 3.6%
California Savings & Loan


Wackenhut                     3.2%
Prison Management

Tesoro Petroleum              3.2%
Oil Refinery/Gas Reserves

Kronos                        3.2%
Time Accounting
Software & Clocks

Applied Industrial            2.8%
Distributes Industrial
Components

Host Marriott Services        2.7%
Runs Airport Restaurants

--------------------------------------------------------
Wanger International Small Cap Top 10 Holdings

Genting International         2.9%
Cruise Line - Singapore

Tyndall Australia             2.6%
Money Management/
Insurance - Australia

Kempen                        2.5%
Stock Brokerage/Investment
Management - Netherlands

TT Tieto                      2.3%
Computer Services/
Consulting - Finland

Li and Fung                   2.0%
Sourcing of Consumer
Goods - Hong Kong


Euro Money                    1.9%
Publications
Financial Publications/
Databases - United Kingdom

Shinki                        1.9%
Corporate/Consumer
Lending - Japan

Venture Manufacturing         1.9%
Contract Electronics
Manufacturer - Singapore

St James Place                1.8%
Life Insurance -
United Kingdom

Vanda Systems                 1.8%
Systems Integrator -
Hong Kong

--------------------------------------------------------
The funds' top 10 holdings and portfolio diversification vary with changes in portfolio investments. See the Statements of Investments for complete lists of the funds' holdings, including those described under "Performance Review."

                Wanger Advisors Trust   1997 Semi-Annual Report
--------------------------------------------------------------------------------
Wanger U.S. Small Cap Performance Review


Exuberance reigned on Wall Street last quarter, and Wanger U.S. Small Cap joined in the parade. Your fund's 16.7% return was not quite up to the large-capped S&P 500's +17.5%, but better than the small-fried Russell 2000's +16.2%. Over the past year, your fund has gained 24.4%, better than nearly three quarters of all other variable annuity funds tracked by Lipper Analytical Services, Inc. This is based on the one-year total return ending 6/30/97 for all 1013 variable insurance funds.

We nearly pitched a perfect game last quarter. Only one of our top 20 holdings (Respironics) fell in price, and merely 1/8 of a point at that. Our top five sluggers were Wackenhut, HealthCare Compare, Data Transmission, C-Tec and Kronos, each up 20-60% over the past three months. What propelled such strong returns? Not any extraordinary news events, not any outsized earnings increases, but simply the buying pressure from investors discovering and paying up for our companies' wonderful franchises.

These newly enlightened investors figured out that Wackenhut manages safer, cheaper prisons than do state bureaucrats; HealthCare Compare has a one-of-a-kind national PPO health care network impossible to clone; Data Transmission's subscriber base is growing 20% a year; C-Tec is offering a prix fixe bundled cable, phone and internet service before any other cable guy or baby Bell; and Kronos's time-clock software is a crucial piece of the factory automation puzzle.

Even after their recent run, none of these companies are household names, yet. We don't want to own yesterday's celebrity stocks, we want tomorrow's. We're stock market talent scouts, not autograph hounds. We will continue to build our portfolio of new and exciting small companies for you.

[PHOTO]
Robert Mohn
Lead Portfolio Manager
Wanger U.S. Small Cap

                                 Wanger Advisors Trust   1997 Semi-Annual Report
--------------------------------------------------------------------------------
[SQUIRREL LOGO]  Wanger U.S. Small Cap           Results to June 30, 1997

--------------------------------------------------------------------------------

The Value of a $10,000 Investment in
Wanger U.S. Small Cap

Total Return for Each Period
May 3, 1995 through June 30, 1997


Wanger U.S. Small Cap
$19,093

Russell 2000
$15,159
                                    [GRAPH]

Wanger U.S. Small Cap

                 Wanger U.S. Small Cap         Russell 2000
                 ---------------------         ------------

5/3/95                $10,000                     $10,000
6/30/95               $10,770                     $10,700
9/30/95               $12,060                     $11,757
12/31/95              $11,600                     $12,012
3/31/96               $13,297                     $12,629
6/30/96               $15,351                     $13,261
9/30/96               $15,792                     $13,306
12/31/96              $17,004                     $13,756
3/31/97               $16,366                     $13,044
4/30/97               $16,355                     $13,081
5/31/97               $17,986                     $14,536
6/30/97               $19,093                     $15,159


--------------------------------------------------------------------------------
This graph compares the results of $10,000 invested in Wanger U.S. Small Cap on May 3,1995 (the date the Fund began operations) through June 30, 1997, with the Russell 2000 with dividends reinvested. The beginning date of the Russell 2000 is as of May 31, 1995. The performance data quoted is past performances and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost.


                            Average Annual Total Return
                             1 year: 24.4%   Life: 34.9%

                                 Wanger Advisors Trust   1997 Semi-Annual Report
--------------------------------------------------------------------------------
Wanger International Small Cap Performance Review


Your fund performed well in absolute terms during the first half of 1997 with a gain of 10.2%. However, while we would all be very happy to have our investments rise 10% every six months, you will note that the benchmarks we publish on page 3 of this report rose even more during the period, and that the red hot US market did even better than the international benchmarks.

The underperformance of foreign stock markets relative to the US is explained by the fact that not all foreign markets followed the US bull, and that those which did (mainly the European markets) experienced currency weakness, which almost entirely offset the appreciation in local share prices.

Adding insult to injury, small company shares in the larger foreign markets underperformed their large company brethren by a very substantial margin. For example, the UK FTSE index of large British company shares rose a respectable 12%, but the smaller companies managed only a measly 2% in the half. In France, the large caps beat the small caps by a score of 23% to 11% (but a 13% fall in the French Franc meant 10% and -2% returns in US $ terms), and in Japan the large caps rose 6% whereas the small caps actually declined 8%!

In last year's annual report we emphasized that the relatively low volatility of the fund (which has continued in the first six months of 1997) is the result of extensive diversification by country and industry. The first half once again provided evidence of this diversification in that the five best and worst stocks came from eight different countries and nine different industries.

The good news is that international small company stocks now appear to be priced more attractively relative to larger company stocks than at any time since this fund's inception.


[PHOTO OF MARCEL HOUTZAGER]
Marcel Houtzager
Lead Portfolio Manager
Wanger International
Small Cap

                                 Wanger Advisors Trust   1997 Semi-Annual Report
--------------------------------------------------------------------------------
[SQUIRREL LOGO] Wanger International Small Cap       Results to June 30, 1997

--------------------------------------------------------------------------------
The Value of a $10,000 Investment in
Wanger International Small Cap

Total Return for Each Period
May 3, 1995 through June 30, 1997

Wanger International Small Cap
$19,568

EAFE
$12,558

                                    [GRAPH]

Wanger Int'l Small Cap

                 Wanger Int'l Small Cap            EAFE
                 ----------------------            ----

5/3/95                $10,000                     $10,000
6/30/95               $10,970                     $ 9,825
9/30/95               $12,910                     $10,234
12/31/95              $13,450                     $10,649
3/31/96               $15,499                     $10,956
6/30/96               $17,183                     $11,130
9/30/96               $17,023                     $11,116
12/31/96              $17,755                     $11,293
3/31/97               $18,357                     $11,116
4/30/97               $18,204                     $11,175
5/31/97               $18,983                     $11,901
6/30/97               $19,568                     $12,558

--------------------------------------------------------------------------------
This graph compares the results of $10,000 invested in Wanger International Small Cap on May 3,1995 (the date the Fund began operations) through June 30,1997, with Morgan Stanley's Europe, Australia and Far East Index (EAFE), with dividends reinvested. The beginning date of EAFE is as of May 31, 1995. The performance data quoted is past performances and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost.


                                Average Annual Total Return
                                1 year: 13.9%   Life: 36.5%

                               Wanger Advisors Trust   1997 Semi-Annual Report
--------------------------------------------------------------------------------
Wanger U.S. Small Cap          Statement of Investments June 30, 1997
                               (Unaudited)

---------------------------------------------------------------------------------
Number                                                                      Value
of Shares

          Common Stocks and Other Equity-Like
          Securities-93.4%

          Information -25.1%
---------------------------------------------------------------------------------
          Broadcasting/CATV-4.1%

235,200   C-Tec (b)                                                   $ 8,202,600
          Cable TV/Local Telephone

---------------------------------------------------------------------------------
          Programming for CATV/TV/Satellites-10.6%

244,600   Data Transmission (b)                                         7,766,050
          Data Services for Farmers

195,000   Gaylord Entertainment                                         4,497,187
          Country & Western Cable Channels

193,100   United Video Satellite (b)                                    4,055,100
          CATV & Satellite Dish Programming

118,000   Tele-Communications,
          Liberty Media Group (b)                                       2,802,500
          CATV & Satellite Dish Programming

 58,000   International Family Entertainment                            1,993,750
          Cable TV Programming
---------------------------------------------------------------------------------
          Total                                                        21,114,587

---------------------------------------------------------------------------------
          Mobile Communications-2.3%

184,500   COMARCO (b)                                                   3,551,625
          Wireless Network Testing

 63,000   Centennial Cellular (b)                                       1,000,125
          Cellular Franchises
---------------------------------------------------------------------------------
          Total                                                         4,551,750

---------------------------------------------------------------------------------
          Computer Software/Services-3.6%

306,400   Wonderware (b)                                                4,327,900
          Industrial Control Software

 69,500   CACI International, Cl. A (b)                                 1,059,875
          Computer Software Systems

 20,000   Compuware (b)                                                   955,000
          Computer Software & Services

 29,200   BDM International (b)                                           671,600
          Software Consulting

  6,300   Analysts International                                          211,050
          Contract Programming
---------------------------------------------------------------------------------
          Total                                                         7,225,425


---------------------------------------------------------------------------------
          Business Information-0.5%

 49,000   American Business Information (b)                           $ 1,065,750
           Provides Data on Small Businesses

---------------------------------------------------------------------------------
          Contract Manufacturing-0.8%

 38,200   ACT Manufacturing (b)                                         1,594,850
          Contract Manufacturing

---------------------------------------------------------------------------------
          Computer Systems-3.2%

232,000   Kronos (b)                                                    6,380,000
          Time Accounting Software & Clocks

=================================================================================
          Information-Total                                            50,134,962


          Health Care-11.6%
---------------------------------------------------------------------------------
          Medical Equipment -3.2%

210,000   Respironics (b)                                               4,436,250
          Sleep Apnea Products

 70,000   Kinetic Concepts                                              1,260,000
          Hospital Beds

 80,000   Cardiac Pathways (b)                                            720,000
          Heart Surgery Devices
---------------------------------------------------------------------------------
          Total                                                         6,416,250

---------------------------------------------------------------------------------
          Services-8.4%

199,000   HealthCare Compare (b)                                       10,422,625
          PPO Network

125,000   Lincare Holdings (b)                                          5,375,000
          Home Health Care Services

 74,900   United Payors & Providers (b)                                   992,425
          Medical Claims Repricing
---------------------------------------------------------------------------------
          Total                                                        16,790,050

=================================================================================
          Health Care-Total                                            23,206,300

See accompanying notes to financial statements.

                               Wanger Advisors Trust   1997 Semi-Annual Report
--------------------------------------------------------------------------------
Wanger U.S. Small Cap          Statement of Investments June 30, 1997
                               (Unaudited)

---------------------------------------------------------------------------------
Number                                                                      Value
of Shares

          Consumer Goods/Services -6.7%
---------------------------------------------------------------------------------
          Retail-3.5%
458,400   Host Marriott Services (b)                                  $ 5,386,200
          Runs Airport Restaurants

 60,000   Borders Group (b)                                             1,447,500
          Bookstores
---------------------------------------------------------------------------------
          Total                                                         6,833,700

---------------------------------------------------------------------------------
          Entertainment/Leisure-3.0%

112,500   Royal Caribbean Cruises                                       3,930,468
          Cruises to Caribbean & Alaska

 50,400   Showboat                                                        878,850
          Casinos

 42,000   Rio Hotel & Casino (b)                                          632,625
          Casino & Hotel

115,200   Monarch Casino & Resort (b)                                     460,800
          Casino & Hotel
---------------------------------------------------------------------------------
          Total                                                         5,902,743

---------------------------------------------------------------------------------
          Manufacturers-0.3%

 14,000   Newell                                                          554,750
          Household Goods

=================================================================================
          Consumer Goods/Services-Total                                13,291,193

          Finance-12.7%
---------------------------------------------------------------------------------
          Banks/Savings & Loans-7.3%

160,000   Coast Savings (b)                                             7,270,000
          California Savings & Loan

 60,000   Texas Regional Bancshares                                     2,520,000
          TexMex Bank

 67,500   Peoples Bank Bridgeport                                       1,746,562
          Consumer Finance

106,000   Imperial Thrift & Loan (b)                                    1,722,500
          California Thrift

 80,000   Commonwealth Bancorp                                          1,310,000
          Pennsylvania Savings & Loan
---------------------------------------------------------------------------------
          Total                                                        14,569,062

---------------------------------------------------------------------------------
          Insurance-2.9%

112,100   Acceptance Insurance (b)                                    $ 2,550,275
          Crop Insurance

 64,000   Penn Treaty American (b)                                      1,960,000
          Nursing Home Insurance

 43,000   Leucadia National                                             1,330,312
          Insurance Holding Company
---------------------------------------------------------------------------------
          Total                                                         5,840,587

---------------------------------------------------------------------------------
          Money Management-2.3%

125,000   Baker Fentress                                                2,468,750
          Closed-End Investment Company

 68,000   SEI Investments                                               1,640,500
          Mutual Fund Administration

 65,000   Phoenix Duff & Phelps                                           479,375
          Money Management
---------------------------------------------------------------------------------
          Total                                                         4,588,625

---------------------------------------------------------------------------------
          Credit Cards-0.2%

 10,000   National Data                                                   433,125
          Credit Card & Medical Claims Processor

=================================================================================
          Finance-Total                                                25,431,399

See accompanying notes to financial statements.

                                 Wanger Advisors Trust   1997 Semi-Annual Report
--------------------------------------------------------------------------------
Wanger U.S. Small Cap            Statement of Investments June 30, 1997
                                 (Unaudited)
---------------------------------------------------------------------
Number                                                          Value
of Shares
             Industrial Goods/Services-16.7%
---------------------------------------------------------------------
             Machinery-3.7%

154,800      Applied Industrial Technologies               $5,572,800
             Distributes Industrial Components

117,450      Farr (b)                                       1,835,156
             Filters
---------------------------------------------------------------------
             Total                                          7,407,956

---------------------------------------------------------------------
             Steel-6.6%

115,000      Schnitzer Steel                                3,421,250
             Scrap Steel Processor

176,000      Atchison Casting (b)                           2,926,000
             Steel Foundries

 87,000      Gibraltar Steel (b)                            2,001,000
             Steel Processing

 73,600      Steel Dynamics (b)                             1,840,000
             Steel Mini-Mill

 91,000      Worthington Industries                         1,666,437
             Steel Processing

105,000      Universal Stainless (b)                        1,365,000
             Semi-Finished Stainless Steel Producer
---------------------------------------------------------------------
             Total                                         13,219,687

---------------------------------------------------------------------
             Industrial Suppliers-1.1%

115,000      Lilly Industries, Cl. A                        2,314,375
             Industrial Coatings

---------------------------------------------------------------------
             Services-5.2%

323,300      Wackenhut, Cl. B                               6,445,793
             Prison Management

100,000      World Color Press (b)                          2,375,000
             Printing

 50,000      Hub Group (b)                                  1,506,250
             Freight Forwarder
---------------------------------------------------------------------
             Total                                         10,327,043

---------------------------------------------------------------------
             Industrial Goods/Services-Total               33,269,061

---------------------------------------------------------------------

             Energy/Minerals-18.8%
---------------------------------------------------------------------
             Independent Power-5.9%

272,000      CalEnergy (b)                                $10,336,000
             Power Plants

 19,000      AES Corporation (b)                            1,344,250
             Power Plants
---------------------------------------------------------------------
             Total                                         11,680,250

---------------------------------------------------------------------
             Oil/Gas Producers-5.1%

432,300      Tesoro Petroleum (b)                           6,403,443
             Oil Refinery/Gas Reserves

126,900      Seagull Energy (b)                             2,220,750
             Oil & Gas Producer

 41,300      United Meridian (b)                            1,239,000
             Oil & Gas Producer

100,000      Tipperary (b)                                    400,000
             Oil & Gas Producer
---------------------------------------------------------------------
             Total                                         10,263,193

---------------------------------------------------------------------
             Distribution/Marketing/Refining-3.5%

163,000      United Cities Natural Gas                      3,830,500
             Natural Gas Distributor

181,100      NGC                                            2,795,736
             Gas Processing/Marketing

 18,000      Atmos Energy                                     432,000
             Natural Gas Distributor
---------------------------------------------------------------------
             Total                                          7,058,236

---------------------------------------------------------------------
             Oil Services-4.3%

 46,700      Atwood Oceanics (b)                            3,128,900
             Offshore Drilling

211,000      GeoScience (b)                                 2,769,375
             Offshore Seismic Equipment

100,300      J Ray McDermott (b)                            2,708,100
             Offshore Construction
---------------------------------------------------------------------
             Total                                          8,606,375

---------------------------------------------------------------------
             Energy/Minerals-Total                         37,608,054

See accompanying notes to financial statements.

                                  Wanger Advisors Trust  1997 Semi-Annual Report
--------------------------------------------------------------------------------
Wanger U.S. Small Cap             Statement of Investments June 30, 1997
                                  (Unaudited)


----------------------------------------------------------------
Principal Amount or                                        Value
Number
of Shares

        Real Estate-1.9%
----------------------------------------------------------------
54,800  Forest City Enterprises Cl. A                 $2,616,700
        Shopping Centers

80,000  Cornerstone Properties                         1,230,000
        Downtown Office Buildings


----------------------------------------------------------------
        Real Estate-Total                              3,846,700

Total Common Stocks and Other

Equity-Like Securities-93.4%                         186,787,669
----------------------------------------------------------------
(Cost: $149,968,929)

Short-Term Obligation-6.5%                            12,947,000
$12,947,000 State Street Bank Repurchase
     Agreement 5.00% 07/01/97;
     6/30/97 Agreement Collateralized by U.S. Treasury Notes


----------------------------------------------------------------
(Cost: $12,947,000)

Total Investments-99.9%                              199,734,669
----------------------------------------------------------------
(Cost: $162,915,929)

Cash and Other Assets Less Liabilities-0.1%              180,800
----------------------------------------------------------------

Total Net Assets-100%                               $199,915,469
----------------------------------------------------------------



     Notes to Statement of Investments:
(a) At June 30, 1997 for federal income tax purposes cost of investments was $162,915,929 and net unrealized appreciation was $36,818,740 consisting of gross unrealized appreciation of $38,144,789 and gross unrealized depreciation of $1,326,049.

(b)  Non-income producing security.




See accompanying notes to financial statements.


                Wanger Advisors Trust   1997 Semi-Annual Report
--------------------------------------------------------------------------------
Wanger International Small Cap           Statement of Investments June 30, 1997
                                         (Unaudited)

--------------------------------------------------------------------------
Number                                                               Value
of Shares
            Common Stocks and Other Equity-Like
            Securities-96.2%

            Europe-43.4%
--------------------------------------------------------------------------
            Germany/Austria-4.0%

   10,000   Rhoen Klinikum                                      $1,319,866

    1,200   Rhoen Klinikum Pfd.                                    153,563
            Hospital Management

    9,200   Schaltbau                                            1,425,456
            Components Supplier to the Rail Industry

   12,000   KTM Motorradholding (b)                                822,118
            Off-Road Motorcycles (Austria)

   10,000   Schoeller-Bleckmann (b)                                812,087
            Oilfield Services (Austria)

    2,500   Cewe Color Holdings                                    652,762
            Photographic Developing/Printing
--------------------------------------------------------------------------
            Total                                                5,185,852

--------------------------------------------------------------------------
            Denmark-0.5%

    5,000   Kompan International                                   603,227
            Playground Equipment

--------------------------------------------------------------------------
            Netherlands-2.5%

   90,000   Kempen                                               3,293,523
            Stock Brokerage/Investment Management

--------------------------------------------------------------------------
            Finland-3.1%

   34,000   TT Tieto, Cl. B                                      2,945,593
            Computer Services/Consulting

   99,200   Talentum                                             1,126,795
            Trade Journals

--------------------------------------------------------------------------
            Total                                                4,072,388

--------------------------------------------------------------------------
            Norway-0.4%

   62,500   P4 Radio Helo Norge (b)                                529,299
            Commercial Radio Station

--------------------------------------------------------------------------
            Sweden-5.5%

  106,000   Getinge Industrier                                   1,878,168
            Sterilization & Disinfection Equipment

   50,000   Esselte, Series A                                    1,144,593
            Office Supplies & Related Equipment

   78,000   MTV Production (b)                                     635,540
            Television Production Company

   78,300   Caran                                                  587,351
            Engineering Consulting

   10,200   Scala International (b)                                580,444
            Accounting Software

   50,000   Elanders (b)                                           565,830
            Printer

   20,000   Tryckindustri                                          475,944
            Printer

   75,000   Micronic Laser Systems (b)                             368,598
            Laser Equipment

   10,500   Pricer, Cl. B (b)                                      361,226
            Electronic Shelf Labels for Supermarkets

   30,000   Mandator (b)                                           343,378
            Computer Services/Consulting

   24,000   Oresa Ventures (b)                                     223,490
            Eastern European Venture Capital

--------------------------------------------------------------------------
            Total                                                7,164,562

--------------------------------------------------------------------------
            France-2.0%

   12,000   Axime Ex Segin (b)                                   1,420,541
            Computer Services/Consulting

   10,000   Fininfo                                              1,175,268
            Data Feeds for French Banks & Brokers

--------------------------------------------------------------------------
            Total                                                2,595,809

--------------------------------------------------------------------------
            United Kingdom/Ireland-17.0%

  100,000   Euro Money Publications                              2,504,772
            Financial Publications & Databases

1,100,000   St James Place                                       2,398,257
            Life Insurance

3,000,000   Premier Oil (b)                                      2,309,217
            Oil & Gas Producer

   63,000   Oresa                                                2,097,018
            Natural Cosmetics Sold Door-to-Door

  480,000   Medeva                                               2,049,086
            Drugs for Hyperactive Children

   85,000   Oriflame International                               1,493,293
            Natural Cosmetics Sold Door-to-Door

See accompanying notes to financial statements.

                                  Wanger Advisors Trust  1997 Semi-Annual Report
--------------------------------------------------------------------------------
Wanger International Small Cap

--------------------------------------------------------------------------------
Number                                                                     Value
of Shares

--------------------------------------------------------------------------------
           United Kingdom/Ireland-17.0% (cont.)

  200,000  Seton Healthcare Group                                    $ 1,436,291
           Pharmaceuticals

  160,000  Edinburgh Fund Managers                                     1,255,548
           Investment Management

  775,000  Aberdeen Trust                                              1,180,197
           Money Management

2,000,000  Electronics Boutique (b)                                    1,115,081
           Videogame/Computer Software Stores

  240,000  Dorling Kindersley                                          1,024,543
           Reference Books & CD-ROMs

   40,000  NTL (b)                                                       995,000
           Cable TV & Telephone System

   60,000  Vosper Thornycroft                                            761,417
           Naval Shipbuilding

   58,500  Serco Group                                                   685,425
           Facilities Management

   65,000  Planning Sciences (b)                                         373,756
           Database & Business Intelligence Software

  170,000  Tunstall                                                      370,639
           "I've fallen and I can't get up" monitors
--------------------------------------------------------------------------------
           Total                                                      22,049,540

--------------------------------------------------------------------------------
           Portugal-1.0%

   39,200  Investec (b)                                                1,337,737
           Sports Newspaper

--------------------------------------------------------------------------------
           Switzerland-1.4%

    3,000  Societe Generale d'Affichage                                1,154,400
           Billboard Advertising

    1,400  Phoenix Mecano                                                729,817
           Electrical Components Manufacturer
--------------------------------------------------------------------------------
           Total                                                       1,884,217

--------------------------------------------------------------------------------
           Hungary-0.9%

   40,000  Cofinec (b)                                                 1,105,000
           Consumer Goods Packaging

--------------------------------------------------------------------------------
           Italy/Greece-5.1%

  232,500  Athens Medical Center                                       1,867,827
           Hospitals (Greece)


--------------------------------------------------------------------------------
Statement of Investments June 30, 1997
(Unaudited)

--------------------------------------------------------------------------------
Number                                                                     Value
of Shares

--------------------------------------------------------------------------------
           Italy/Greece-5.1% (cont.)

  100,000  Pininfarina                                               $ 1,660,299
           Car Design

   40,000  Cellular Communications International (b)                   1,340,000
           Mobile Communications

   75,000  Banca Pop Commercia e Industria                               905,819
           Regional Bank

  500,000  Autogrill Finanziaria (b)                                     836,027
           Tollway Restaurants
--------------------------------------------------------------------------------
           Total                                                       6,609,972

================================================================================
           Europe-Total                                               56,431,126

           Asia-32.3%
--------------------------------------------------------------------------------
           Hong Kong-5.4%

2,300,000  Li and Fung                                                 2,582,935
           Sourcing of Consumer Goods

4,994,000  Vanda Systems                                               2,320,691
           Systems Integrator

4,900,000  Golden Harvest Entertainment                                1,214,405
           Movie Distribution & Exhibition

3,000,000  Regent Pacific                                                842,263
           Money Management
--------------------------------------------------------------------------------
           Total                                                       6,960,294

--------------------------------------------------------------------------------
           Japan-13.2%

  100,040  Shinki                                                      2,482,859
           Corporate & Consumer Lending

  120,300  Belluna                                                     1,576,946
           Catalog Sales

   39,000  Hokuto                                                      1,380,319
           Mushroom Grower

   40,000  People                                                      1,363,278
           Sports Clubs

   85,000  Tecmo                                                       1,337,061
           Commercial Video Games

   50,000  Nihon Jumbo                                                 1,214,716
           Photo Processing Lab

   25,000  Tiemco                                                      1,114,218
           Fishing Equipment

   30,000  Konami                                                      1,122,083
           Entertainment Software/Hardware

See accompanying notes to financial statements.


                                 Wanger Advisors Trust   1997 Semi-Annual Report
--------------------------------------------------------------------------------
Wanger International Small Cap   Statement of Investments June 30, 1997
                                 (Unaudited)
----------------------------------------------------------------------------
Number                                                                 Value
of Shares
----------------------------------------------------------------------------
             Japan--13.2% (cont.)
   20,300    HIS                                                  $1,073,276
             Travel Agent

   50,000    Arrk                                                  1,070,523
             Industrial Modeling

   35,000    NuSkin Asia Pacific (b)                                 927,500
             Network Sales

   61,920    Central Uni                                             811,675
             Health Care/Medical Equipment

   10,000    Ryohin Keikaku                                          790,002
             Designer & Retailer of Muji Brand
             Specialty Consumer Goods

   12,600    Noritsu Koki                                            622,127
             Photo Processing Lab Manufacturer

   10,000    Mars Engineering                                        228,967

      150    Mars Engineering Warrants 1/25/00                         2,187
             Gaming Systems & Machinery
----------------------------------------------------------------------------
             Total                                                17,127,737

----------------------------------------------------------------------------
             Malaysia--0.7%
  159,500    Malaysian Assurance Alliance                            928,942
             Insurance

----------------------------------------------------------------------------
             Indonesia/Philippines--3.4%

3,236,700    Int'l Container Terminal Services (b)                 1,656,636
             Container Handling Terminals & Port
             Management (Philippines)

  900,000    Komatsu Indonesia                                     1,406,539
             Industrial Equipment Machines

3,700,000    Mondragon International (b)                            1,304,55
             Casinos/Resorts (Philippines)
----------------------------------------------------------------------------
             Total                                                 4,367,770

----------------------------------------------------------------------------
             India--0.7%

   60,000    IS Himalaya Fund (b)                                    906,000
             Closed-End Fund

----------------------------------------------------------------------------
             Korea--2.6%

    9,135    S1 Corporation                                        1,831,114
             Alarm Monitoring

   55,000    Dongbu Fire & Marine Insurance (b)                    1,597,973
             Non-Life Insurance
----------------------------------------------------------------------------
             Total                                                 3,429,087

----------------------------------------------------------------------------
             Singapore--5.6%

1,277,400    Genting International                                 3,768,331
             Cruise Line

  750,000    Venture Manufacturing                                 2,444,397
             Contract Electronics Manufacturer

2,062,000    Omni Industries (b)                                   1,059,987
             Contract Electronics Manufacturer
----------------------------------------------------------------------------
             Total                                                 7,272,715

----------------------------------------------------------------------------
             Thailand--0.7%

  745,600    Shinawatra Satellite                                    899,440
             Satellite Leasing
============================================================================
             Asia--Total                                          41,891,985

             Latin America--8.0%
----------------------------------------------------------------------------
             Mexico--2.0%

  417,000    Nadro, Series L                                       1,417,957
             Pharmaceutical Distribution

   87,000    Grupo Radio Centro                                    1,022,250
             Radio Stations & Networks

   35,000    Corp Interamericana de Entretenimiento (b)              149,591
             Management of Live Entertainment
----------------------------------------------------------------------------
             Total                                                 2,589,798

----------------------------------------------------------------------------
             Brazil/Chile--2.9%

  120,000    Elevadores Atlas                                      1,563,254
             Elevator Services

   20,000    Genesis Chile Fund                                    1,005,000
             Closed-End Fund (Chile)

   29,500    Bompreco                                                818,625
             Supermarket Chain

  550,000    Braziian Smaller Companies Warrants                     409,750
             Closed-End Fund
----------------------------------------------------------------------------
             Total                                                 3,796,629

                                      14

See accompanying notes to financial statements.

                                 Wanger Advisors Trust   1997 Semi-Annual Report
--------------------------------------------------------------------------------
Wanger International Small Cap            Statement of Investments June 30, 1997
                                          (Unaudited)

-------------------------------------------------------------------
Number                                                        Value
of Shares

-------------------------------------------------------------------
             Argentina-3.1%
  123,300    Patagonia                                 $  1,812,691
             Supermarkets
  500,000    Siderca                                      1,295,129
             Steel Pipe Producer
  412,000    Cresud (b)                                     918,852
             Grain & Cattle Farms
-------------------------------------------------------------------
             Total                                        4,026,672

===================================================================
             Latin America-Total                         10,413,099

             Other Countries-12.5%
-------------------------------------------------------------------
             Australia-6.0%
2,000,000    Tyndall Australia                            3,371,412
             Money Management & Insurance
1,000,000    Australia Hospital Care                      1,723,160
             Hospital Management
  450,000    Anaconda Nickel (b)                          1,264,275
             Nickel Mining
  100,000    Hudson Conway (b)                            1,000,183
             Casino Managers
   88,450    PetSec Energy (b)                              400,913
             Oil & Gas Producer
-------------------------------------------------------------------
             Total                                        7,759,943

-------------------------------------------------------------------
             Israel-1.4%
   70,100    Blue Square Israel (b)                       1,209,225
             Supermarkets & Department Stores
   56,100    ZAG Industries (b)                             575,025
             Plastic Hardwares
-------------------------------------------------------------------
             Total                                        1,784,250

-------------------------------------------------------------------
             Canada-4.3%
   70,000    Shaw Industries                              1,778,414
             Oil Field Services
  140,000    Ranger Oil                                   1,303,750
             Oil & Gas Producer
   76,000    Milltronics (b)                                936,503
             Industrial Measurement Instruments


-------------------------------------------------------------------
Principal Amount or                                           Value
Number
of Shares

-------------------------------------------------------------------
             Canada-4.3% (cont.)
  316,500    Pan East Petroleum (b)                    $    825,892
             Oil & Gas Producer
   85,000    Club Monaco (b)                                754,747
             Speciality Apparel & Accessories
-------------------------------------------------------------------
             Total                                        5,599,306

-------------------------------------------------------------------
             South Africa-0.8%
  200,000    Energy Africa (b)                            1,036,269
             Oil & Gas Producer
===================================================================
             Other-Total                                 16,179,768

Total Common Stocks and Other
Equity-Like Securities-96.2%                            124,915,978
-------------------------------------------------------------------
(Cost: $109,472,124)

Short-Term Obligation-4.7%                                6,129,000
$6,129,000 State Street Bank Repurchase
    Agreement 5.00% 7/01/97; 6/30/97 Agreement
    Collateralized by U.S. Treasury Notes
-------------------------------------------------------------------
(Cost: $6,129,000)

Total Investments-100.9%                                131,044,978
-------------------------------------------------------------------
(Cost: $115,601,124)

Cash and Other Assets Less Liabilities-(0.9%)            (1,169,102)
-------------------------------------------------------------------

Total Net Assets-100%                                  $129,875,876


-------------------------------------------------------------------
     Notes to Statement of Investments:

(a) At June 30, 1997 for federal income tax purposes cost of investments was $115,789,080 and net unrealized appreciation was $15,255,898 consisting of gross unrealized appreciation of $23,430,383 and gross unrealized depreciation of $8,174,485.

(b)  Non-income producing security.


See accompanying notes to financial statements.

                                 Wanger Advisors Trust   1997 Semi-Annual Report
================================================================================
Wanger International Small Cap   Portfolio Diversification June 30, 1997
                                 (Unaudited)

At June 30, 1997, the Fund's portfolio of investments as a percentage of net assets was diversified as follows:

                                      Value   Percent
======================================================
Information
Software/Services               $11,103,089       8.6%
Broadcasting/CATV                 4,519,826       3.5
Distribution                      3,529,315       2.7
Mobile Communications             2,239,440       1.7
Consumer Electronics              2,066,878       1.6
Computer Systems                  1,059,987       0.8
Equipment                           368,598       0.3
------------------------------------------------------
Total                            24,887,133      19.2

======================================================
Health Care
Biotechnology/Drug Delivery       4,903,334       3.8
Services                          4,131,258       3.2
Equipment                         2,689,843       2.1
Hospital/Laboratory Supplies      1,723,160       1.3
------------------------------------------------------
Total                            13,447,595      10.4

======================================================
Consumer Goods/Services
Retail                           16,354,863      12.6
Entertainment/Leisure             9,503,635       7.3
Manufacturers                     7,366,586       5.7
Food                              3,135,198       2.4
Recreational Vehicles               822,118       0.6
------------------------------------------------------
Total                            37,182,400      28.6

======================================================
Finance
Money Management                 14,885,440      11.5
Insurance                         2,526,915       1.9
Banks                               905,819       0.7
Other                             4,588,825       3.5
------------------------------------------------------
Total                            22,906,999      17.6

======================================================
Industrial Goods/Services
Services                         13,650,907      10.5
Machinery                         1,406,539       1.1
Steel                               761,417       0.6
------------------------------------------------------
Total                            15,818,863      12.2

======================================================
Energy/Minerals
Oil/Gas Producers                 5,876,041       4.5
Oil Services                      2,107,216       1.6
Mining                            1,264,275       1.0
------------------------------------------------------
Total                             9,247,532       7.1

======================================================
Transportation                    1,425,456       1.1

======================================================
Total Common Stocks and
Other Equity-Like Securities    124,915,978      96.2

======================================================
Short-Term Obligations            6,129,000       4.7

======================================================
Cash and Other Assets less
Liabilities                      (1,169,102)     (0.9)

======================================================
Net Assets                     $129,875,876     100.0%

See accompanying notes to financial statements.



                                                  Wanger Advisors Trust   1997 Semi-Annual Report
===============================================================================================================================
Statements of Assets and Liabilities              June 30, 1997
(Unaudited)


                                                                                            Wanger U.S.    Wanger International
                                                                                              Small Cap               Small Cap
===============================================================================================================================
Assets
Investments, at value (cost: Wanger U.S. Small Cap $162,915,929;                           $199,734,669            $131,044,978
     Wanger International Small Cap $115,601,124)
Cash                                                                                                981                 627,022
Organization costs                                                                               56,735                  56,735
Receivable for:
     Securities sold                                                                            850,358                 300,400
     Fund shares sold                                                                           509,961                 328,129
     Dividends and interest                                                                      40,725                 300,227
     Other assets                                                                                 1,735                   1,723
-------------------------------------------------------------------------------------------------------------------------------
     Total assets                                                                           201,195,164             132,659,214


Liabilities and Net Assets
Payable for:
     Securities purchased                                                                       664,647               1,928,057
     Fund shares redeemed                                                                       522,244                 730,062
     Amount owed to advisor                                                                      56,960                  56,742
     Other                                                                                       35,844                  68,477
-------------------------------------------------------------------------------------------------------------------------------
     Total liabilities                                                                        1,279,695               2,783,338
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Fund shares outstanding                                           $199,915,469            $129,875,876
===============================================================================================================================
Fund shares outstanding                                                                      10,733,961               6,811,524
===============================================================================================================================
Pricing of Shares
Net asset value, offering price and redemption price per share                                   $18.62                  $19.07
===============================================================================================================================
Analysis of Net Assets
Paid-in capital                                                                            $159,357,460            $111,243,576
Undistributed net realized gain on sales of investments and foreign currency transactions     3,894,567               3,094,271
Net unrealized appreciation of investments and foreign currencies
     (net of unrealized PFIC gains of $187,956 for Wanger International Small Cap)           36,818,740              15,258,756
Net investment income (loss)                                                                   (155,298)                279,273
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Fund shares outstanding                                           $199,915,469            $129,875,876
===============================================================================================================================

See accompanying notes to financial statements.

                                                          Wanger Advisors Trust   1997 Semi-Annual Report
----------------------------------------------------------------------------------------------------------------------------------
Statements of Operations                                  For the Six Months Ended June 30, 1997
(Unaudited)


                                                                                       Wanger U.S.   Wanger International
                                                                                         Small Cap              Small Cap
=========================================================================================================================
Investment Income:
Dividends (net of foreign taxes of $105,009 for Wanger International Small Cap)           $396,581             $1,026,335
Interest                                                                                   296,431                140,936
-------------------------------------------------------------------------------------------------------------------------
Total investment income                                                                    693,012              1,167,271

=========================================================================================================================
Expenses:
Investment advisory                                                                        771,098                697,099
Custodian                                                                                   15,609                113,701
Legal and audit                                                                             33,374                 33,814
Reports to shareholders                                                                     11,826                 10,726
Amortization of organization costs                                                           9,906                  9,906
Transfer agent                                                                               9,593                  9,593
Trustees                                                                                     8,001                  8,025
Insurance                                                                                    3,408                  3,410
Other                                                                                        1,045                  1,724
-------------------------------------------------------------------------------------------------------------------------
     Total expenses                                                                        863,860                887,998
     Less custodian fees paid indirectly                                                   (15,550)                     -
-------------------------------------------------------------------------------------------------------------------------
     Net expenses                                                                          848,310                887,998
=========================================================================================================================
Net investment income (loss)                                                              (155,298)               279,273
Net realized and unrealized gain on investments:
     Net realized gain on sales of investments                                           3,894,637              3,094,338
     Net change in unrealized appreciation                                              17,357,008              7,442,343
-------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                                         21,251,645             10,536,681
-------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                   $21,096,347            $10,815,954
=========================================================================================================================

See accompanying notes to financial statements.



                                                  Wagner Advisors Trust   1997 Semi-Annual Report
---------------------------------------------------------------------------------------------------------------------------
Statements of Changes in Net Assets
(Unaudited)

                                        -----------------------------------------------------------------------------------
                                         Wanger U.S. Small Cap                      Wanger International Small Cap

                                              Six months ended         Year ended    Six months ended           Year ended
                                                 June 30, 1997  December 31, 1996       June 30, 1997    December 31, 1996
---------------------------------------------------------------------------------------------------------------------------
From operations:
Net investment income (loss)                         ($155,298)         ($286,925)           $279,273            ($272,469)
Net realized gain on sales of investments            3,894,637          3,926,442           3,094,338            2,570,609
Net change in unrealized appreciation               17,357,008         19,022,289           7,442,343            6,894,415
---------------------------------------------------------------------------------------------------------------------------
     Net increase in net assets resulting           21,096,347         22,661,806          10,815,954            9,192,555
     from operations
Distributions to shareholders from:
Net investment income                                        -                  -                   -               (6,530)
Net realized gain                                   (3,530,225)           (66,519)         (2,453,255)             (52,334)
---------------------------------------------------------------------------------------------------------------------------
     Total distributions to shareholders            (3,530,225)           (66,519)         (2,453,255)             (58,864)
From Fund share transactions:
Reinvestment of dividends and capital
     gain distributions                              3,530,225             66,519           2,453,255               58,864
Proceeds from other shares sold                     53,233,183         91,019,446          38,496,843           67,872,674
---------------------------------------------------------------------------------------------------------------------------
                                                    56,763,408         91,085,965          40,950,098           67,931,538
Payments for shares redeemed                        (3,371,972)        (6,626,877)         (4,292,003)          (3,579,071)
---------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from
     Fund share transactions                        53,391,436         84,459,088          36,658,095           64,352,467
---------------------------------------------------------------------------------------------------------------------------
Total increase in net assets                        70,957,558        107,054,375          45,020,794           73,486,158
===========================================================================================================================
Net assets:
Beginning of period                                128,957,911         21,903,536          84,855,082           11,368,924
---------------------------------------------------------------------------------------------------------------------------
End of period (a)                                 $199,915,469       $128,957,911        $129,875,876          $84,855,082
===========================================================================================================================


(a) Includes accumulated net investment income (loss) of ($155,298) and $279,273 at June 30, 1997 for Wanger U.S. Small Cap and Wanger International Small Cap, respectively.

See accompanying notes to financial statements.



                                                  Wagner Advisors Trust   1997 Semi-Annual Report
---------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Small Cap                            Financial Highlights
                                                 (Unaudited)

                                                               Six months ended          Year ended    May 3, 1995 through
                                                                  June 30, 1997   December 31, 1996      December 31, 1995
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of period                                     $16.97              $11.60                 $10.00

Income From Investment Operations
   Net investment loss (c)                                                 (.01)               (.06)                  (.05)
Net realized and unrealized gain on investments                            2.05                5.46                   1.65
--------------------------------------------------------------------------------------------------------------------------
   Total from investment operations                                        2.04                5.40                   1.60

Less Distributions
   Dividends from net investment income                                       -                   -                      -
   Distributions from net realized gain                                    (.39)               (.03)                     -
--------------------------------------------------------------------------------------------------------------------------
   Total distributions                                                     (.39)               (.03)                     -

Net Asset Value, end of period                                           $18.62              $16.97                 $11.60
--------------------------------------------------------------------------------------------------------------------------
Total Return                                                              12.28%              46.59%                 16.00%

Ratios/Supplemental Data
Ratio of expenses to average net assets (a) (b)                            1.09%*              1.21%                  2.08%*
Ratio of net investment income (loss) to average net assets(b)             (.20)               (.41)                 (1.44)
Portfolio turnover rate                                                      31%*                46%                    59%*
Net assets at end of period                                        $199,915,469        $128,957,911            $21,903,536

The average commissions paid per share on stock transactions for the six months ended June 30, 1997 and the year ended December 31, 1996 was $.0574 and $.0581, respectively.

--------------------------------------------------------------------------------------------------------------------------

     *Annualized

(a) In accordance with a requirement of the Securities and Exchange Commission, this ratio reflects gross custodian fees. This ratio net of custodian fees paid indirectly would have been 1.07% for the six months ended June 30, 1997, 1.19% for the year ended December 31, 1996 and 2.00% for the period ended December 31, 1995.

(b) The Fund was reimbursed by the Advisor for certain expenses from May 3, 1995 through December 31, 1995. Without the reimbursement, the ratio of expenses to average net assets and the ratio of net investment income to average net assets for the period ended December 31, 1996 would have been 2.35% and (1.71%), respectively.

(c) Net investment loss per share for the six months ended June 30, 1997 and the year ended December 31, 1996 was based upon the average shares outstanding during the period.

     See accompanying notes to financial statements.

                                  Wanger Advisors Trust  1997 Semi-Annual Report
--------------------------------------------------------------------------------
Wanger International Small Cap    Financial Highlights
                                  (Unaudited)


                                                                   Six months ended           Year ended    May 3, 1995 through
                                                                      June 30, 1997    December 31, 1996      December 31, 1995
================================================================================================================================
Net Asset Value, beginning of period                                         $17.71                $13.45                 $10.00

Income From Investment Operations
     Net investment income (loss) (c)                                           .05                  (.09)                  (.03)
Net realized and unrealized gain on investments                                1.73                  4.38                   3.48
---------------------------------------------------------------------------------------------------------------------------------
     Total from investment operations                                          1.78                  4.29                   3.45

Less Distributions
     Dividends from net investment income                                         -                     -                      -
     Distributions from net realized gain                                      (.42)                 (.03)                     -
---------------------------------------------------------------------------------------------------------------------------------
     Total distributions                                                       (.42)                 (.03)                     -

Net Asset Value, end of period                                               $19.07                $17.71                 $13.45
=================================================================================================================================
Total Return                                                                  10.21%                32.01%                 34.50%
Ratios/Supplemental Data
Ratio of expenses to average net assets (a) (b)                                1.64%                 1.79%                  2.32%
Ratio of net investment income (loss) to average net assets (b)                 .52%                 (.56%)                 (.81%)*
Portfolio turnover rate                                                          38%*                  50%                    14%*
Net assets at end of period                                            $129,875,876           $84,855,082            $11,368,924


The average commissions paid per share on stock transactions for the six months ended June 30, 1997 and for the year ended December 31, 1996 was $.0096 and $.0130, respectively.

--------------------------------------------------------------------------------------------------------------------------------
        *Annualized

(a) In accordance with a requirement of the Securities and Exchange Commission, this ratio reflects gross custodian fees. This ratio net of custodian fees paid indirectly would have been 1.75% for the year ended December 31, 1996 and 2.00% for the period ended December 31, 1995.

(b) The Fund was reimbursed by the Advisor for certain expenses from May 3, 1995 through December 31, 1995. Without the reimbursement, the ratio of expenses to average net assets and the ratio of net investment income to average net assets for the period ended December 31, 1995 would have been 4.20% and (2.69%), respectively.

(c) Net investment income (loss) per share for the six months ended June 30, 1997 and the year ended December 31, 1996 was based upon the average shares outstanding during the period.

     See accompanying notes to financial statements.

                Wanger Advisors Trust   1997 Semi-Annual Report
--------------------------------------------------------------------------------
Notes to Financial Statements
(Unaudited)

1. Nature of Operations
Wanger U.S. Small Cap and Wanger International Small Cap ("the Funds") are series of Wanger Advisors Trust ("the Trust"), an open-end management investment company organized as a Massachusetts business trust. The investment objective of each Fund is to seek long-term growth of capital. The Funds are available only for allocation to certain life insurance company separate accounts established for the purpose of funding qualified and non-qualified variable annuity contracts, and may also be offered directly to certain types of pension plans and retirement arrangements.

2. Significant Accounting Policies
Security valuation
Investments are stated at current value. Securities traded on securities exchanges or in over-the-counter markets in which transaction prices are reported are valued at the last sales price at the time of valuation. Securities for which there are no reported sales on the valuation date are valued at the mean of the latest bid and ask quotation or, if there is no ask quotation, at the most recent bid quotation. Money market instruments having a maturity of 60 days or less from the valuation date are valued on an amortized cost basis. Securities for which quotations are not readily available and any other assets are valued as determined in good faith by the Board of Trustees.

Foreign currency translations
Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate.

Security transactions and investment income
Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Fund. Interest income is recorded on the accrual basis and includes amortization of discounts on money market instruments and on long-term debt instruments when required for federal income tax purposes. Realized gains and losses from security transactions are reported on an identified cost basis.

Fund share valuation
Fund shares are sold and redeemed on a continuing basis at net asset value. Net asset value per share is determined daily as of the close of trading on the New York Stock Exchange on each day the Exchange is open for trading by dividing the total value of the Fund's investments and other assets, less liabilities, by the number of Fund's shares outstanding.

Custodian fees
Custodian fees are reduced based on each Fund's cash balances maintained with the custodian. This presentation does not affect the determination of net investment income.

Federal income taxes, dividends and distributions to shareholders
The Funds have complied with the special provisions of the Internal Revenue Code available to regulated investment companies and, in the manner provided therein, distribute all of their taxable income, as well as any net realized gain on sales of investments and foreign currency transactions reportable for federal income tax purposes.

     Wanger International Small Cap has elected to mark-to-market its investments in Passive Foreign Investment Companies ("PFICS") for income tax purposes. In accordance with this election, the Fund recognizes net unrealized appreciation on PFICS as ordinary income for federal income tax purposes. Cumulative net unrealized appreciation at June 30, 1997 amounted to $187,956.

     Dividends and distributions payable to its shareholders are recorded by each Fund on the ex-dividend date.

                Wanger Advisors Trust   1997 Semi-Annual Report
--------------------------------------------------------------------------------
                                 [WANGER LOGO]
Notes to Financial Statements
(Unaudited)

3. Transaction with Affiliates

The Funds' investment advisor, Wanger Asset Management, L.P., ("WAM") furnishes continuing investment supervision to the Funds and is responsible for overall management of the Funds' business affairs. Each Fund pays WAM a monthly advisory fee based upon average daily net assets at the following rates:

                                  Wanger U.S.   Wanger International
                                    Small Cap              Small Cap
--------------------------------------------------------------------
Average Daily Net Assets:
        For the first $100 million      1.00%                  1.30%
        Next $150 million                .95%                  1.20%
        In excess of $250 million        .90%                  1.10%
--------------------------------------------------------------------

     The investment advisory agreement also provides that WAM will reimburse the Funds to the extent that ordinary operating expenses (computed based on net custodian fees) exceed 1.50% for Wanger U.S. and 1.90% for Wanger International Small Cap, of average net assets. WAM was not required to reimburse the Funds under these agreements for the six months ended June 30, 1997.
     Certain officers and trustees of the Trust are also principals of WAM. The Trust makes no direct payments to its officers and trustees who are affiliated with WAM. Wanger U.S. Small Cap and Wanger International Small Cap incurred trustees' fees and expenses of $7,950 each in 1997 to trustees not affiliated with WAM.
     WAM advanced $100,000 in connection with the organization and initial registration of the Fund. These costs are being amortized and reimbursed to WAM over the period May, 1995 through April, 2000.
     WAM Brokerage Services, L.L.C., a wholly-owned subsidiary of WAM, is the distributor of each Fund's shares and receives no compensation for its services.

--------------------------------------------------------------------------------
4. Fund Share Transactions
Proceeds and payments on Fund shares as shown in the statements of changes in net assets are in respect of the following numbers of shares:

                                           ----------------------------------------   --------------------------------------
                                           Wanger U.S.Small Cap                       Wanger International Small Cap

                                               Six months ended          Year ended   Six months ended            Year ended
                                                  June 30, 1997   December 31, 1996      June 30, 1997     December 31, 1996
----------------------------------------------------------------------------------------------------------------------------
Shares sold                                           3,123,276           6,137,385          2,117,892             4,154,432
Shares issued in reinvestment of dividend and
capital gain distributions                              210,886               5,157            136,748                 3,911
----------------------------------------------------------------------------------------------------------------------------
                                                      3,334,162           6,142,542          2,254,640             4,158,343
Less shares redeemed                                    198,322             432,817            234,237               212,404
----------------------------------------------------------------------------------------------------------------------------
Net increase in shares outstanding                    3,135,840           5,709,725          2,020,403             3,945,939
============================================================================================================================

5. Investment Transactions
The aggregate cost of purchases and proceeds from sales other than short-term obligations for the six months ended June 30, 1997 were:


                                   Purchases          Sales
Wanger U.S. Small Cap            $72,035,139     $22,884,152
Wanger International Small Cap    55,007,526      19,800,575
--------------------------------------------------------------------------------

                Wanger Advisors Trust   1997 Semi-Annual Report
--------------------------------------------------------------------------------

Wanger Advisors Trust

Trustees
Fred D. Hasselbring
Charles P. McQuaid
P. Michael Phelps
James A. Star
Ralph Wanger

Officers

Ralph Wanger
President

Charles P. McQuaid
Senior Vice President

Terence M. Hogan
Vice President

Marcel P. Houtzager
Vice President

Robert A. Mohn
Vice President

Leah J. Zell
Vice President

Merrillyn J. Kosier
Vice President

Bruce H. Lauer
Vice President and
Treasurer

Paula L. Rogers
Vice President and
Secretary

Kenneth A. Kalina
Assistant Treasurer

Transfer Agent,
Dividend Disbursing Agent
and Custodian
State Street Bank
and Trust Company
Attention:
Wanger Advisors Trust
P.O. Box 8502
Boston, Massachusetts
02266-8502

Distributor
WAM Brokerage
Services, L.L.C.
227 West Monroe Street
Suite 3000
Chicago, Illinois 60606
1-800-5-WANGER
(1-800-592-6437)

Investment Advisor
Wanger Asset
Management, L.P.
227 West Monroe Street
Suite 3000
Chicago, Illinois 60606
1-800-5-WANGER
(1-800-592-6437)

Legal Counsel
Bell, Boyd & Lloyd
Chicago, Illinois

This report, including the unaudited schedules of investments and financial statements, is submitted for the general information of the shareholders of the Wanger Advisors Trust. This report is not authorized for distribution unless preceded or accompanied by a prospectus.

Wanger Advisors Trust

                                  SEMIANNUAL
                                    REPORT

                                 June 30, 1997

       WARBURG PINCUS TRUST
         INTERNATIONAL EQUITY PORTFOLIO
         SMALL COMPANY GROWTH PORTFOLIO
         POST-VENTURE CAPITAL PORTFOLIO

 The Warburg Pincus Trust (the "Trust") Shares are not available directly to individual investors but may be offered only through certain insurance products and pension and retirement plans.

 More complete information about the Trust, including charges and expenses and, where applicable, the special considerations and risks associated with international investing is provided in the Prospectus, which must precede or accompany this document and which should be read carefully before investing. You may obtain additional copies by calling (800)369-2728 or by writing to Warburg Pincus, P.O. Box 9030, Boston, MA 02205-9030.

                                    [Logo]

From time to time, the Portfolios' investment adviser and co-administrator may waive some fees and/or reimburse some expenses, without which performance would be lower. Waivers and/or reimbursements are subject to change.

Returns are historical and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. Returns and share price will fluctuate, and redemption value may be more or less than original cost.

The views of the Portfolios' management are as of the date of the letters and portfolio holdings described in this semiannual report are as of June 30, 1997; these views and portfolio holdings may have changed subsequent to these dates. Nothing in this semiannual report is a recommendation to purchase or sell securities.

WARBURG PINCUS TRUST -- INTERNATIONAL EQUITY PORTFOLIO
SEMIANNUAL ADVISER'S REPORT
--------------------------------------------------------------------------------

Dear Shareholder:                                                August 15, 1997

   The objective of Warburg Pincus Trust -- International Equity Portfolio (the "Portfolio") is long-term capital appreciation. The Portfolio pursues its objective by investing primarily in a broadly diversified portfolio of equity securities of companies that have their principal business activities and interests outside the U.S.

   For the six months ended June 30, 1997, the Portfolio had a gain of 14.98%, vs. gains of 11.21% for the Morgan Stanley Europe, Australasia and Far East
(EAFE) Index* and 12.53% for the Lipper International Funds Average.** The Portfolio's respective one-year and since-inception (on June 30, 1995) average annual total returns through June 30 were 15.02% and 16.44%.

   The Portfolio's performance reflects both stock selection and regional allocation. Strong performers for the Portfolio were its European holdings, broadly, as virtually all Continental European markets saw impressive gains over the six months, supported by a backdrop of low inflation, falling interest rates and optimism regarding progress toward European Monetary Union. We increased the Portfolio's European exposure selectively over the period, having identified a number of what we considered to be attractive investment opportunities, and this higher weighting proved timely. Notably strong showings came from the Portfolio's German and Spanish stocks, as well as its Nordic holdings collectively.

   Asian-Pacific markets (excluding Japan) had mixed results for the six months, but overall the Portfolio's weighting had a favorable impact on its returns. The Portfolio benefited from particularly strong performances from its holdings in Hong Kong, India and Taiwan, and also from its relatively limited exposure to the region's laggards (e.g., Thailand, Malaysia and the Philippines, all of which suffered double-digit losses).

   Japan, the Portfolio's largest Asian-Pacific weighting through the period, struggled early in the period but recovered strongly to post a solid gain for the six months, fueled by renewed optimism on the country's economic prospects. Investors also reacted favorably to the government's deregulatory efforts and developments at the corporate level (specifically, signs of a growing emphasis on shareholder value among Japanese companies). The Portfolio benefited from the market's recovery and from good stock selection, which allowed us to outperform comparable Japanese market indexes.

   Another area of strength for the Portfolio was Latin America. Virtually all Latin American stock markets performed strongly during the period, rallying on optimism toward the region's continued progress on the economic, fiscal and political fronts. The Portfolio saw strong performances from all of its Latin American stocks, particularly its Brazilian and Argentine issues, which represented its largest weightings in the region.

Richard H. King
Portfolio Manager

-------------
* The Morgan Stanley Europe, Australasia and Far East Index is an unmanaged index (with no defined investment objective) of international equities that includes reinvestment of dividends, and is compiled by Morgan Stanley Capital International.

** The Lipper International Funds Average measures the average total return of all international funds tracked by Lipper Analytical Services Inc.

WARBURG PINCUS TRUST -- SMALL COMPANY GROWTH PORTFOLIO
SEMIANNUAL ADVISER'S REPORT
--------------------------------------------------------------------------------

Dear Shareholder:                                                August 15, 1997

   The objective of Warburg Pincus Trust -- Small Company Growth Portfolio (the "Portfolio") is capital growth. The Portfolio pursues its objective by investing in equity securities of small domestic companies.

   For the six months ended June 30, 1997, the Portfolio had a gain of 2.67%, vs. gains of 5.23% for the Russell 2000 Growth Index* and 6.04% for the Lipper Small Cap Funds Index.** The Portfolio's respective one-year and since-inception (on June 30, 1995) average annual total returns through June 30 were 2.38% and 20.85%.

   The Portfolio's underperformance vs. its benchmarks reflects weakness in specific stocks, most of which were concentrated in the technology area. Though a number of our holdings here had less-than-stellar results, we remain committed to them and to the sector as a whole, and used price weakness during the period to add selectively to our positions.

   The Portfolio also saw disappointing returns from several of its health-care stocks. Here, too, we used price weakness to increase our stake in specific issues, though we remained very cautious in terms of stock selection, given the increasingly difficult pricing environment for health-care companies, particularly smaller ones.

   Stocks that performed well for the Portfolio included its energy, financial, telecommunications and consumer-oriented issues. We maintained or increased our weightings in each of these areas over the six months, as we were able to identify stocks that represented what we considered to be good long-term opportunity.

   Our outlook on the prospects for small-cap stocks remains positive. Investor sentiment toward the group, which had long been poor, has improved, reflected in increasing cash flows into small-company and aggressive-growth mutual funds; valuations remain compelling; and the earnings outlook for small companies is favorable. We believe that small-cap stocks also stand to benefit considerably, especially over the longer term, from a reduction in the capital-gains tax. Set within this environment, we will continue to strive to identify those issues with the best prospects for long-term growth.

Elizabeth B. Dater                            Stephen J. Lurito
Co-Portfolio Manager                          Co-Portfolio Manager

-------------
* The Russell 2000 Growth Index is an unmanaged index (with no defined investment objective) of those securities in the Russell 2000 Index with a greater-than-average growth orientation. It includes reinvestment of dividends, and is compiled by Frank Russell Company.

** The Lipper Small Cap Funds Index is an equal-weighted performance index, adjusted for capital-gains distributions and income dividends, of the largest qualifying funds in this investment objective, and is compiled by Lipper Analytical Services Inc.

WARBURG PINCUS TRUST -- POST-VENTURE CAPITAL PORTFOLIO
SEMIANNUAL ADVISER'S REPORT
--------------------------------------------------------------------------------

Dear Shareholder:                                                August 15, 1997

   The investment objective of Warburg Pincus Trust -- Post-Venture Capital Portfolio (the "Portfolio") is long-term growth of capital. The Portfolio pursues its objective by investing primarily in equity securities of companies considered to be in their post-venture-capital stage of development.

   For the six months ended June 30, 1997, the Portfolio had a total return of 3.38%, vs. a 5.23% return for the Russell 2000 Growth Index* and a 15.40% return for the Lipper Growth Funds Index.** The Portfolio's non-annualized total return since its inception (on September 30, 1996) was 0.90%.

   The reporting period proved to be a difficult one for the Portfolio, and, more broadly, for the types of stocks in which the Portfolio invests (i.e., smaller-cap and aggressive-growth issues). Volatility in the technology area had a particularly dramatic impact on the Portfolio's performance. These holdings were subject to a sharp sell-off early in the period, as investors, in reaction to some earnings disappointments among technology's more-visible names, fled to the perceived safety of large-cap stocks with relatively stable earnings growth. Though the Portfolio's technology holdings staged a strong rally in the latter part of the period (and we are encouraged by the continued strength these stocks have shown since the end of June), their collective performance weighed on its return for the six months. This shorter-term volatility notwithstanding, we remain committed to technology as a long-term investment theme and expect that specific technology stocks will figure prominently in the Portfolio going forward.

   Areas that contributed positively to the Portfolio's performance over the six months included its financial-services holdings, which collectively benefited from a favorable interest-rate environment and growing demand for financial products and services. The Portfolio also saw strong showings from some of its largest positions within the health-care sector, most notably Oxford Health Plans, a well-managed, rapidly growing HMO that we believe is well-positioned to continue to take advantage of increasing demand for managed care.

   Our outlook for the collective performance on the stocks of post-venture companies (which we define as those that have received venture-capital financing either during the early stages of their existence or the early stages of the development of a new product or service, or as part of a restructuring or recapitalization) remains positive. We note a recent study*** that concluded that such companies tend to be concentrated in high-growth industries (e.g., software, biotechnology, semiconductors & electronics, and communications), and that they generate breakthrough technologies and products. The study also stated that these companies enjoy rapid earnings growth relative to companies that lacked such backing.

WARBURG PINCUS TRUST -- POST-VENTURE CAPITAL PORTFOLIO
SEMIANNUAL ADVISER'S REPORT (CONT'D)
--------------------------------------------------------------------------------

   We believe that a carefully chosen portfolio of stocks of venture-backed companies stands to benefit investors over time, and we will continue to devote our efforts to identifying those with the best long-term prospects. We would caution investors, however, that investing in these securities entails potential risks (e.g., that of heightened volatility) as well as rewards. Because of the nature of the Portfolio's holdings and certain strategies it may use, an investment in the Portfolio should be considered only for the aggressive portion of an investor's assets and may not be appropriate for all investors.

Elizabeth B. Dater                            Stephen J. Lurito
Co-Portfolio Manager                          Co-Portfolio Manager

--------------
* The Russell 2000 Growth Index is an unmanaged index (with no defined investment objective) of those securities in the Russell 2000 Index with a greater-than-average growth orientation. It includes reinvestment of dividends, and is compiled by Frank Russell Company.

** The Lipper Growth Funds Index is an equal-weighted performance index, adjusted for capital-gains distributions and income dividends of the largest qualifying funds in this investment objective, and is compiled by Lipper Analytical Services Inc.

*** Sixth Annual Economic Impact of Venture Capital Study, National Venture
    Capital Association/Coopers & Lybrand L.L.P.(U.S.A.), 1996.

WARBURG PINCUS TRUST -- INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF NET ASSETS
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                  NUMBER OF
                                                                   SHARES              VALUE
                                                                 ----------         -----------
COMMON STOCKS (92.7%)
Argentina (3.1%)
 Banco de Galicia & Buenos Aires SA ADR                              23,566         $   621,553
 Banco Frances del Rio De La Plata SA ADR                            28,750             934,375
 Telefonica De Argentina SA ADR                                     151,900           5,259,538
 YPF SA Sponsored ADR                                               172,700           5,310,525
                                                                                    -----------
                                                                                     12,125,991
                                                                                    -----------
Australia (4.5%)
 AAPC, Ltd.                                                         379,879             252,492
 Boral, Ltd.                                                      1,136,500           3,579,522
 National Australia Bank, Ltd.                                      356,500           5,107,947
 Orogen Minerals, Ltd.                                              502,600           1,438,736
 Qantas Airways, Ltd.                                             1,933,614           4,527,422
 Qantas Airways, Ltd. ADR                                           128,000           2,972,544
                                                                                    -----------
                                                                                     17,878,663
                                                                                    -----------
Austria (1.6%)
 Boehler-Uddeholm AG                                                 22,126           1,715,809
 V.A. Technologie AG                                                 24,785           4,535,715
                                                                                    -----------
                                                                                      6,251,524
                                                                                    -----------
Brazil (2.3%)
 Panamerican Beverages, Inc. Class A                                138,800           4,563,050
 Telecomunicacoes Brasileiras SA Sponsored ADR                       29,200           4,431,100
                                                                                    -----------
                                                                                      8,994,150
                                                                                    -----------
Chile (1.1%)
 Banco De A. Edwards ADR                                            110,500           2,306,688
 Enersis SA ADR                                                      55,300           1,966,606
                                                                                    -----------
                                                                                      4,273,294
                                                                                    -----------
China (1.1%)
 Cheung Kong Infrastructure Holdings, Ltd.                          356,580           1,033,292
 Guangshen Railway Co., Ltd.                                      2,733,368           1,199,573
 Guangshen Railway Co., Ltd. ADR                                     74,847           1,637,278
 Henderson China Holding, Ltd.                                      132,300             222,854
 Jiangsu Expressway Co., Ltd. "D"                                   678,000             240,665
                                                                                    -----------
                                                                                      4,333,662
                                                                                    -----------
Denmark (1.2%)
 International Service System AS Class B                            136,065           4,877,102
                                                                                    -----------

                See Accompanying Notes to Financial Statements.

WARBURG PINCUS TRUST -- INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF NET ASSETS (CONT'D)
June 30, 1997 (Unaudited)
-------------------------------------------------------------------------------

                                                                         NUMBER OF
                                                                          SHARES             VALUE
                                                                        ----------        -----------
COMMON STOCKS (CONT'D)
Finland (2.0%)
 Huhtamaki OY Class I                                                       45,500        $ 1,958,337
 Metra OY Class B                                                           49,090          1,479,469
 Rauma OY                                                                   80,160          1,836,974
 Upm-Kymmene OY                                                            123,500          2,853,952
                                                                                          -----------
                                                                                            8,128,732
                                                                                          -----------
France (4.7%)
 Compagnie Generale Des Eaux                                                24,000          3,075,195
 Lagardere Groupe SCA                                                      132,479          3,848,106
 Marine-Wendel SA                                                           22,600          2,307,417
 Societe Generale Paris                                                     36,700          4,096,721
 Total Cie Franc Des Petroles ADR                                            6,118            309,724
 Total Cie Franc Des Petroles Class B                                       50,923          5,147,151
                                                                                          -----------
                                                                                           18,784,314
                                                                                          -----------
Germany (2.4%)
 Ava Allgemeine Handelsgesellschaft der Verbraucher AG "D"                   4,000          1,158,323
 Bayerische Motoren Werke AG                                                 3,014          2,485,310
 Deutsche Bank AG                                                           88,000          5,167,269
 GEA AG                                                                      1,710            676,587
                                                                                          -----------
                                                                                            9,487,489
                                                                                          -----------
Hong Kong (3.2%)
 First Pacific Co., Ltd.                                                 1,671,671          2,136,169
 Hong Kong Land Holdings, Ltd.                                           1,392,812          3,704,880
 Hong Kong Land Holdings, Ltd. ADR                                         186,600          2,481,780
 HSBC Holdings PLC                                                          11,562            347,727
 Jardine Matheson Holdings, Ltd.                                           589,470          4,185,237
                                                                                          -----------
                                                                                           12,855,793
                                                                                          -----------
India (2.6%)
 Hindalco Industries, Ltd.                                                  30,000            819,553
 Indo Rama Synthetics GDR                                                   67,400            480,077
 Reliance Industries, Ltd. GDS                                             179,685          4,132,755
 Reliance Industries, Ltd. GDS 144A                                         22,500            517,500
 State Bank of India, Ltd.                                                 217,800          2,199,415
 Tata Engineering & Locomotive Co., Ltd.                                   159,200          2,010,011
                                                                                          -----------
                                                                                           10,159,311
                                                                                          -----------

                See Accompanying Notes to Financial Statements.

WARBURG PINCUS TRUST -- INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF NET ASSETS (CONT'D)
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                            NUMBER OF
                                                              SHARES          VALUE
                                                            ---------       ----------
COMMON STOCKS (CONT'D)
Indonesia (1.6%)
 P.T. Bank International Indonesia                            117,350       $  101,328
 P.T. Indosat                                                 482,000        1,441,838
 P.T. Indosat ADR                                             115,000        3,442,813
 P.T. Semen Cibinong                                          356,000          933,183
 P.T. Semen Gresik                                             71,500          160,228
 P.T. Sinar Mas Multiartha                                    117,700          106,472
                                                                            ----------
                                                                             6,185,862
                                                                            ----------
Israel (1.4%)
 Blue Square Israel Co., Ltd. ADR "D"                         159,600        2,753,100
 ECI Telecommunications Limited Designs                       100,750        2,997,313
                                                                            ----------
                                                                             5,750,413
                                                                            ----------
Italy (0.7%)
 Eni SPA                                                      489,700        2,767,347
                                                                            ----------
Japan (24.7%)
 Advantest Corp.                                               33,000        2,533,810
 Aiwa Co., Ltd.                                                60,500        1,388,317
 Daibiru Corp.                                                145,000        1,745,921
 Daimaru, Inc.                                                111,000          638,243
 Daiwa Securities Co., Ltd.                                     4,000           31,550
 DDI Corp.                                                        465        3,432,423
 Fuji Bank, Ltd.                                              180,000        2,701,335
 Fujitsu, Ltd.                                                321,000        4,453,276
 Hankyu Realty Co., Ltd.                                      230,000        1,850,275
 Hirata Technical Co., Ltd.                                   110,400          925,699
 I.O. Data Device, Inc.                                        27,000          895,210
 Isuzu Motors, Ltd.                                           452,000        1,557,805
 Japan Asia Investment Co., Ltd.                              225,000        1,480,237
 Jusco Co., Ltd.                                              101,000        3,410,435
 KAO Corp.                                                    318,000        4,411,657
 Kawasaki Heavy Industries                                    545,000        2,534,552
 Keyence Corp.                                                 11,550        1,713,201
 Matsushita Electric Works                                    360,000        4,083,413
 Mitsubishi Estate Co., Ltd.                                  166,000        2,404,328
 Mitsubishi Heavy Industries, Ltd.                            303,000        2,323,855
 Mycal Corp.                                                  185,000        2,663,380
 NEC Corp.                                                    355,000        4,955,938
 Nikko Securities Co., Ltd.                                   129,000          793,517
 Nitta Industrial Corp.                                       123,000        1,513,219
 NTT Data Communications Systems Co., Ltd.                         31        1,198,238

                See Accompanying Notes to Financial Statements.

WARBURG PINCUS TRUST -- INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF NET ASSETS (CONT'D)
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                     NUMBER OF
                                                      SHARES            VALUE
                                                     ---------       -----------
COMMON STOCKS (CONT'D)
Japan (cont'd)
  Orix Corp.                                            86,700       $ 6,422,502
  Pioneer Electronic Corp.                             100,000         2,425,617
  Rohm Co., Ltd.                                        19,000         1,956,199
  Sankyo Co., Ltd.                                     116,000         3,896,693
  Sharp Corp.                                          142,000         1,957,595
  Shinmei Electric Co.                                  91,000         2,000,873
  Shohkoh Fund & Co., Ltd.                               6,000         1,816,595
  Sony Corp.                                            63,000         5,491,406
  Sumitomo Bank, Ltd.                                  235,000         3,854,812
  TDK Corp.                                              7,000           513,655
  Toray Industries, Inc.                               292,000         2,081,529
  Uny Co., Ltd.                                         74,000         1,446,296
  Yamanouchi Pharmaceutical Co., Ltd.                  160,000         4,299,799
  Yamatake-Honeywell                                   125,000         2,377,628
  Yokogawa Electric                                    171,000         1,484,556
                                                                     -----------
                                                                      97,665,589
                                                                     -----------

Malaysia (0.4%)
   Land and General BHD                                623,500           716,383
   YTL Power International BHD`D'                      845,000         1,064,620
                                                                     -----------
                                                                       1,781,003
                                                                     -----------

Mexico (0.3%)
  Gruma SA De CV Class B`D'                            260,304         1,199,588
                                                                     -----------

Netherlands (3.6%)
  ASM Lithography Holding NV`D'                         25,200         1,457,130
  ASM Lithography Holding NV ADR`D'                     60,600         3,545,100
  Philips Electronics NV                               127,100         9,104,009
                                                                     -----------
                                                                      14,106,239
                                                                     -----------

New Zealand (4.2%)
  Brierley Investments Ltd.                          5,424,900         5,306,594
  Fletcher Challenge Building                        1,041,350         3,133,734
  Fletcher Challenge Forestry                        5,582,500         8,115,291
  Fletcher Challenge Forestry (New)                     41,654            59,421
                                                                     -----------
                                                                      16,615,040
                                                                     -----------

                See Accompanying Notes to Financial Statements.

WARBURG PINCUS TRUST -- INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF NET ASSETS (CONT'D)
June 30, 1997 (Unaudited)
------------------------------------------------------------------------------

                                                          NUMBER OF
                                                           SHARES       VALUE
                                                          ---------   -----------
COMMON STOCKS (CONT'D)
Norway (0.4%)
 Smedvig ASA ADR Class B                                     43,300   $ 1,104,150
 Smedvig ASA Class B                                         21,400       522,649
                                                                       ----------
                                                                        1,626,799
                                                                       ----------
Philippines (0.5%)
 Millicom International Cellular SA "D"                      41,650     1,988,788
                                                                       ----------
Portugal (1.2%)
 Cimpor Cimentos De Portugal SA                              42,000       978,942
 Portugal Telecom SA                                          4,800       193,647
 Portugal Telecom SA ADR                                     91,100     3,655,388
                                                                       ----------
                                                                        4,827,977
                                                                       ----------
Singapore (2.6%)
 DBS Land, Ltd.                                           1,081,000     3,417,584
 Development Bank of Singapore, Ltd.                        390,000     4,910,121
 Keppel Corp., Ltd.                                         323,000     1,434,602
 Keppel Corp., Ltd. Class A "D"                              80,750       350,178
                                                                       ----------
                                                                       10,112,485
                                                                       ----------
South Africa (0.5%)
 De Beers Centenary Linked Units                             51,000     1,882,852
                                                                       ----------
South Korea (3.4%)
 Daewoo Electronics Co., Ltd.                               255,720     1,972,615
 Hanil Bank                                                 231,800     1,305,180
 Kookmin Bank                                                   625        12,000
 Korea Electric Power Corp.                                 162,700     4,855,349
 Korea Long Term Credit Bank                                  6,825       108,454
 Samsung Electronics Co., Ltd.                               12,320     1,384,023
 Samsung Electronics Co., Ltd. (New)                            290        32,578
 Ssangyong Investment & Securities Co., Ltd. "D"             82,500       781,334
 Yukong Co., Ltd.                                           115,700     2,843,249
                                                                       ----------
                                                                       13,294,782
                                                                       ----------
Spain (1.4%)
 Banco De Santander                                           3,500       107,838
 Banco De Santander ADR                                      92,400     2,858,625
 Catalana Occidente SA                                       31,500     1,569,121
 Repsol SA ADR                                               23,500       997,281
                                                                       ----------
                                                                        5,532,865
                                                                       ----------

                See Accompanying Notes to Financial Statements.

WARBURG PINCUS TRUST -- INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF NET ASSETS (CONT'D)
June 30, 1997 (Unaudited)
-----------------------------------------------------------------

                                        NUMBER OF
                                         SHARES           VALUE
                                       ----------      ------------
COMMON STOCKS (CONT'D)
Sweden (3.6%)
 ABB AB Series B                          293,320      $  4,095,218
 Astra AB Class B                         120,360         2,139,417
 Biacore International AB ADR "D"         116,800         1,379,700
 Electrolux AB Series B                    89,845         6,480,966
                                                       ------------
                                                         14,095,301
                                                       ------------
Switzerland (2.0%)
 Julius Baer Holding AG                     3,600         5,509,072
 Novartis AG Bearer                         1,620         2,586,676
                                                       ------------
                                                          8,095,748
                                                       ------------
Taiwan (0.3%)
 China Steel Corp.                      1,004,397         1,062,204
                                                       ------------
Thailand (0.4%)
 Bangkok Bank Public Co., Ltd.             39,800           284,514
 Industrial Finance Corp. of Thailand     218,300           289,313
 Siam Cement Co., Ltd.                     27,500           494,779
 Thai Military Bank Public Co., Ltd.      273,700           318,767
                                                       ------------
                                                          1,387,373
                                                       ------------
United Kingdom (9.7%)
 British Airport Authority PLC            363,736         3,351,505
 Care First Group PLC                     306,980           603,015
 Cookson Group PLC                      1,025,328         3,610,016
 Energy Group PLC                         236,980         2,528,749
 Grand Metropolitan PLC                   102,402           991,275
 Hanson PLC                               509,450         2,531,523
 Imperial Chemical Industries PLC         184,600         2,567,522
 Medeva PLC                               965,000         4,120,507
 Orange PLC                             1,250,500         4,132,189
 Rolls-Royce PLC                        1,202,840         4,595,434
 Thistle Hotels PLC                       846,248         2,232,867
 Vodafone Group PLC                       996,300         4,851,231
 Williams Holdings PLC                    430,276         2,313,586
                                                       ------------
                                                         38,429,419
                                                       ------------
TOTAL COMMON STOCKS (Cost $322,704,447)                 366,557,699
                                                       ------------
PREFERRED STOCK (0.1%)
South Korea (0.1%)
 Samsung Electronics Co., Ltd.
 (Cost $437,413)                            5,205           247,413
                                                       ------------

                See Accompanying Notes to Financial Statements.

WARBURG PINCUS TRUST -- INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF NET ASSETS (CONT'D)
June 30, 1997 (Unaudited)

-----------------------------------------------------------------------------------------
                                                                          NUMBER OF
                                                                           SHARES                VALUE
                                                                        ------------         ---------------
WARRANTS (0.0%)
France (0.0%)
 Compagnie Generale Des Eaux, 05/02/01 "D"                                    24,000            $     14,375
                                                                                                ------------
Indonesia (0.0%)
 P.T. Bank International Indonesia, 01/17/00 "D"                              29,975                  12,048
 P.T. Sinar Mas Multiartha, 11/28/01 "D"                                      17,940                   8,114
                                                                                                ------------
                                                                                                      20,162
                                                                                                ------------
TOTAL WARRANTS (Cost $7,482)                                                                          34,537
                                                                                                ------------
CALL OPTIONS (0.0%)
Singapore (0.0%)
 DBS 50 Index, 01/22/98 (Strike Price $402.7127) "D"                           3,537                  22,600
 DBS 50 Index, 01/23/98 (Strike Price $406.912) "D"                            3,436                  19,506
 DBS 50 Index, 01/26/98 (Strike Price $407.3930652) "D"                        3,384                  19,407
 DBS 50 Index, 02/26/98 (Strike Price $404.0032) "D"                             705                   5,436
                                                                                                ------------
                                                                                                      66,949
                                                                                                ------------
Thailand (0.0%)
 SET 50 Index, 01/22/98 (Strike Price $2.1419167) "D"                        481,258                   2,618
 SET 50 Index, 01/23/98 (Strike Price $2.1143625) "D"                        479,761                   4,567
 SET 50 Index, 01/26/98 (Strike Price $2.4783) "D"                           478,464                     603
 SET 50 Index, 01/30/98 (Strike Price $2.3629359) "D"                        490,196                   1,706
                                                                                                ------------
                                                                                                       9,494
                                                                                                ------------
TOTAL CALL OPTIONS (Cost $1,039,027)                                                                  76,443
                                                                                                ------------

                                                                             PAR
                                                                             ---
CONVERTIBLE BONDS (0.5%)
Thailand (0.5%)
 Bangkok Bank Public Co., Ltd. 3.25%, 03/03/04 (Cost
  $2,764,552)                                                            $ 2,588,000               1,992,760
                                                                                                ------------
REPURCHASE AGREEMENT (5.3%)
 Repurchase agreement with Goldman, Sachs & Co. dated
 06/30/97 at 5.75% to be repurchased at $20,942,34 on
 07/01/97. (Collateralized by $21,580,000 U.S. Treasury Note
 5.125%, due 11/30/98. Market value of collateral is
 $21,374,990.) (Cost $20,939,000)                                         20,939,000              20,939,000
                                                                                                ------------
TOTAL INVESTMENTS AT VALUE (98.6%) (Cost $347,891,921*)                                          389,847,852
OTHER ASSETS IN EXCESS OF LIABILITIES (1.4%)                                                       5,429,025
                                                                                                ------------
NET ASSETS (100.0%) (applicable to 29,934,979 shares outstanding)                               $395,276,877
                                                                                                ============

NET ASSET VALUE, offering and redemption price per share
($395,276,877 [div] 29,934,979)                                                                       $13.20
                                                                                                      ======


                           INVESTMENT ABBREVIATIONS

             ADR = American Depository Receipt
             GDR = Global Depository Receipt
             GDS = Global Depository Share

-------------------------------------------------------------------------------
"D"  Non-income producing security.
*    Cost for federal income tax purposes is $347,901,023.

                See Accompanying Notes to Financial Statements.

WARBURG PINCUS TRUST -- SMALL COMPANY GROWTH PORTFOLIO
STATEMENT OF NET ASSETS
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                  NUMBER OF
                                                                   SHARES               VALUE
COMMON STOCK (94.7%)                                              --------           -----------
Aerospace & Defense (1.0%
  Aviall, Inc. `D'                                                  76,900           $ 1,076,600
  Doncaster PLC Sponsored ADR `D'                                  160,000             3,700,000
                                                                                     -----------
                                                                                       4,776,600
                                                                                     -----------
Banks & Savings & Loans (2.9%)
  Bank United Corp. Class A                                        131,000             4,978,000
  First Security Corp.                                             152,500             4,165,156
  HUBCO, Inc.                                                      152,543             4,423,747
                                                                                     -----------
                                                                                      13,566,903
                                                                                     -----------
Business Services (10.7%)
  BISYS Group, Inc. `D'                                            102,600             4,283,550
  Bowne & Co., Inc.                                                115,000             4,010,625
  CDI Corp. `D'                                                     98,800             4,118,725
  Getty Communications PLC ADR `D'                                 303,400             4,475,150
  ICTS International NV `D'                                        304,400             2,359,100
  Norrell Corp.                                                    134,600             4,441,800
  On Assignment, Inc. `D'                                           84,300             3,287,700
  Outdoor Systems, Inc. `D'                                        136,300             5,213,475
  QuickResponse Services, Inc.`D'                                  115,600             4,190,500
  Robert Half International, Inc. `D'                               98,500             4,635,656
  Sterling Commerce, Inc. `D'                                       55,000             1,808,125
  Technology Solutions Co. `D'                                      56,800             2,243,600
  Universal Outdoor Holdings, Inc.`D'                              140,000             4,882,500
                                                                                     -----------
                                                                                      49,950,506
                                                                                     -----------
Capital Equipment (0.5%)
  Valmont Industries, Inc.                                         128,400             2,439,600
                                                                                     -----------
Communications & Media (2.7%)
  Central European Media Enterprises, Ltd. Class A                 184,200             4,789,200
  Harte-Hanks Communications, Inc. `D'                             132,050             3,895,475
  Heftel Broadcasting Corp. `D'                                     69,500             3,839,875
                                                                                     -----------
                                                                                     $12,524,550
                                                                                     -----------
Computers (6.7%)
  Cognex Corp. `D'                                                 174,000             4,611,000
  Harbinger Corp. `D'                                              163,800             4,586,400
  Learning Tree International, Inc. `D'                            112,200             4,978,875
  National Instruments Corp. `D'                                   133,500             4,705,875
  NetSpeak Corp.`D'                                                 32,000               300,000
  Rational Software Corp. `D'                                      245,200             4,122,425
  System Software Associates, Inc.                                 340,000             2,592,500
  Tecnomatix Technologies, Ltd. `D'                                159,100             5,170,750
                                                                                     -----------
                                                                                     $31,067,825
                                                                                     -----------

                See Accompanying Notes to Financial Statements.

WARBURG PINCUS TRUST -- SMALL COMPANY GROWTH PORTFOLIO
STATEMENT OF NET ASSETS (CONT'D)
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                 NUMBER OF
                                                                  SHARES            VALUE
                                                                 ---------       -----------
COMMON STOCK (CONT'D)

Consumer Non-Durables (1.8%)
  Central Garden & Pet Co. `D'                                    207,100        $ 5,177,500
  Footstar, Inc. `D'                                              132,100          3,451,113
                                                                                 -----------
                                                                                   8,628,613
                                                                                 -----------
Consumer Services (2.7%)
  Budget Group Inc. Class A                                       142,200          4,905,900
  DeVRY, Inc. `D'                                                 128,000          3,456,000
  ITT Educational Services, Inc. `D'                              164,200          4,074,212
                                                                                 -----------
                                                                                  12,436,112
                                                                                 -----------
Electronics (8.4%)
  Avant! Corp. `D'                                                178,800          5,777,475
  Burr-Brown Corp. `D'                                            207,800          7,169,100
  Etec Systems, Inc. `D'                                          126,400          5,419,400
  KLA Tencor Instruments Corp. `D'                                150,000          7,312,500
  Lattice Semiconductor Corp. `D'                                  70,000          3,955,000
  SpeedFam International, Inc. `D'                                120,500          4,322,937
  Structural Dynamics Research Corp. `D'                          204,000          5,355,000
                                                                                 -----------
                                                                                  39,311,412
                                                                                 -----------
Energy (3.2%)
  Chieftan International, Inc. `D'                                189,400          4,154,962
  KCS Energy, Inc.                                                151,000          3,076,625
  Meridian Resource Corp. `D'                                     236,200          2,834,400
  Southern Mineral Corp. `D' #                                    176,625            883,125
  Stone Energy Corp. `D'                                          138,000          3,777,750
                                                                                 -----------
                                                                                  14,726,862
                                                                                 -----------
Environmental Services (2.2%)
  Allied Waste Industries, Inc. `D'                               367,400          6,383,575
  Superior Services, Inc. `D'                                     155,500          3,693,125
                                                                                 -----------
                                                                                  10,076,700
                                                                                 -----------
Financial Services (4.7%)
  Imperial Credit Industries, Inc. `D'                            217,000          4,462,062
  Legg Mason, Inc.                                                 83,000          4,466,437
  Penncorp Financial Group, Inc.                                  108,000          4,158,000
  Transaction Systems Architects, Inc. Class A `D'                203,600          7,024,200
  Vesta Insurance Group, Inc.                                      41,800          1,807,850
                                                                                 -----------
                                                                                  21,918,549
                                                                                 -----------
Food, Beverages & Tobacco (0.9%)
  Consolidated Cigars Holdings, Inc. `D'                          148,300          4,115,325
                                                                                 -----------

                See Accompanying Notes to Financial Statements.

WARBURG PINCUS TRUST -- SMALL COMPANY GROWTH PORTFOLIO
STATEMENT OF NET ASSETS (CONT'D)
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                   NUMBER OF
                                                                     SHARES         VALUE
                                                                   ---------     -----------
COMMON STOCK (CONT'D)
Healthcare (7.6%)
  ADAC Laboratories `D'                                             194,100      $ 4,585,612
  Ballard Medical Products                                          124,800        2,503,800
  Conceptus, Inc. `D'                                               160,000        1,480,000
  Core, Inc. `D'                                                    413,000        3,717,000
  Endovascular Technologies, Inc. `D'                               253,300        2,343,025
  Henry Schein, Inc. `D'                                             99,600        3,112,500
  Hooper Holmes, Inc.                                               190,000        4,358,125
  Mid Atlantic Medical Services, Inc. `D'                           280,200        4,360,612
  MiniMed, Inc. `D'                                                  89,600        2,385,600
  Nitinol Medical Technologies, Inc. `D'                            187,800        2,840,475
  NovaCare, Inc. `D'                                                262,100        3,636,638
                                                                                 -----------
                                                                                  35,323,387
                                                                                 -----------
Industrial Mfg. & Processing (0.7%)
  Elbit Vision Systems, Inc. `D'                                    267,400        3,075,100
                                                                                 -----------
Leisure & Entertainment (3.2%)
  Family Golf Centers, Inc. `D'                                     190,600        4,383,800
  LodgeNet Entertainment Corp. `D'                                    3,000           30,000
  Premier Parks, Inc. `D'                                           157,000        5,789,375
  Vistana, Inc. `D'                                                 289,000        4,479,500
                                                                                 -----------
                                                                                  14,682,675
                                                                                 -----------
Lodging & Restaurants (2.2%)
  Bob Evans Farms, Inc.                                              98,100        1,661,569
  Doubletree Corp. `D'                                              113,700        4,675,913
  La Quinta Motor Inns, Inc.                                        176,000        3,850,000
                                                                                 -----------
                                                                                  10,187,482
                                                                                 -----------
Office Equipment & Supplies (1.6%)
  Miller (Herman), Inc.                                             211,000        7,596,000
                                                                                 -----------
Oil Services (5.8%)
  Global Industries, Ltd. `D'                                       242,500        5,664,648
  Nabors Industries, Inc. `D'                                       271,000        6,775,000
  Petroleum Geo Services ADR `D'                                    152,500        7,453,438
  Pride International, Inc. `D'                                     297,400        7,137,600
                                                                                 -----------
                                                                                  27,030,686
                                                                                 -----------
Pharmaceuticals (3.5%)
  Alkermes, Inc. `D'                                                174,900        2,536,050
  Gilead Sciences, Inc. `D'                                         145,800        4,027,725
  SangStat Medical Corp. `D'                                        145,000        3,353,125
  Sepracor, Inc. `D'                                                120,000        3,097,500
  Serologicals Corp. `D'                                            148,800        3,422,400
                                                                                 -----------
                                                                                  16,436,800
                                                                                 -----------

                See Accompanying Notes to Financial Statements.

WARBURG PINCUS TRUST -- SMALL COMPANY GROWTH PORTFOLIO
STATEMENT OF NET ASSETS (CONT'D)
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                          NUMBER OF
                                                                            SHARES          VALUE
                                                                          ---------      ------------
COMMON STOCK (CONT'D)
 Publishing (1.5%)
   Central Newspapers, Inc. Class A                                         99,900       $  7,155,338
                                                                                         ------------
 Real Estate (3.8%)
   Avalon Properties, Inc.                                                 137,000          3,921,625
   Fairfield Communities, Inc.`D'                                          151,000          5,077,375
   NHP, Inc. `D'                                                           208,100          4,682,250
   U.S. Restaurant Properties Master L.P.                                  137,500          4,056,250
                                                                                         ------------
                                                                                           17,737,500
                                                                                         ------------
 Retail (5.4%)
   Abercrombie & Fitch Co. Class A `D'                                     198,300          3,668,550
   Borders Group, Inc. `D'                                                 304,400          7,343,650
   Fingerhut Companies, Inc.                                               215,000          3,749,063
   Payless ShoeSource, Inc. `D'                                            118,600          6,485,938
   Williams-Sonoma, Inc. `D'                                                93,000          3,975,750
                                                                                         ------------
                                                                                           25,222,951
                                                                                         ------------
 Telecommunications & Equipment (6.3%)
   Allen Telecommunications, Inc.                                          174,000          3,610,500
   Brooks Fiber Properties, Inc. `D'                                       126,800          4,279,500
   Dynatech Corp.                                                          103,400          3,696,550
   Intermedia Communications of Florida, Inc. `D'                          144,800          4,687,900
   McLeodUSA, Inc. Class A `D'                                             115,000          3,881,250
   Network Equipment Technologies, Inc. `D'                                133,000          2,394,000
   Paging Network, Inc. `D'                                                233,900          2,053,934
   Teledata Communications, Ltd. `D'                                       144,900          4,980,938
                                                                                         ------------
                                                                                           29,584,572
                                                                                         ------------
 Transportation (4.7%)
   Coach USA, Inc. `D'                                                     153,000          4,064,063
   Heartland Express, Inc. `D'                                             187,250          4,400,375
   Hub Group, Inc. Class A `D'                                             142,500          4,292,813
   Mark VII, Inc. `D'                                                      129,900          4,156,800
   Swift Transportation Co., Inc. `D'                                      172,700          5,094,650
                                                                                         ------------
                                                                                           22,008,701
                                                                                         ------------

 TOTAL COMMON STOCK (Cost $349,543,040)                                                   441,580,749
                                                                                         ------------

                See Accompanying Notes to Financial Statements.

WARBURG PINCUS TRUST -- SMALL COMPANY GROWTH PORTFOLIO
STATEMENT OF NET ASSETS (CONT'D)
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                      PAR               VALUE
                                                                  -----------       ------------
REPURCHASE AGREEMENT (4.1%)
  Repurchase agreement with Goldman, Sachs & Co. dated
  06/30/97 at 5.75% to be repurchased at $18,998,034 on
  07/01/97. (Collateralized by $19,485,000 U.S. Treasury Note
  4.75%, due 09/30/98. Market value of collateral is
  $19,387,575.) (Cost $18,995,000)                                $18,995,000       $ 18,995,000
                                                                                    ------------
TOTAL INVESTMENTS AT VALUE (98.8%) (Cost $368,538,040*)                              460,575,749
OTHER ASSETS IN EXCESS OF LIABILITIES (1.2%)                                           5,416,572
                                                                                    ------------
NET ASSETS (100.0%) (applicable to 31,882,236 shares
outstanding)                                                                        $465,992,321
                                                                                    ============

NET ASSET VALUE, offering and redemption price per share ($465,992,321 [div] 31,882,236)  $14.62

                           INVESTMENT ABBREVIATIONS


     ADR = American Depository Receipt

--------------------------------------------------------------------------------
"D" Non-income producing security.
# Restricted security.
* Cost for federal income tax purposes is $368,833,864.

                See Accompanying Notes to Financial Statements.

WARBURG PINCUS TRUST -- POST-VENTURE CAPITAL PORTFOLIO
STATEMENT OF NET ASSETS
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                        NUMBER OF
                                                         SHARES            VALUE
COMMON STOCK (92.9%)                                    --------         ----------
 Business Services (5.0%)
  Gartner Group, Inc. Class A "D"                          10,000        $  359,375
  Outdoor Systems, Inc. "D"                                 9,950           380,587
  Paraxel International Corp. "D"                           4,200           133,350
  QuickResponse Services, Inc. "D"                          4,700           170,375
  Wilmar Industries, Inc. "D"                              12,600           307,125
                                                                         ----------
                                                                          1,350,812
                                                                         ----------
 Computers (12.3%)
  BMC Software, Inc. "D"                                   12,100           670,037
  Great Plains Software, Inc. "D"                           4,500           121,500
  Hyperion Software Corp. "D"                               4,200            93,975
  McAfee Associates, Inc. "D"                               5,900           372,437
  Oracle Systems Corp. "D"                                  9,000           453,375
  PeopleSoft, Inc. "D"                                     13,500           712,125
  Rational Software Corp. "D"                              21,230           356,929
  Tecnomatix Technologies, Ltd. "D"                        17,200           559,000
                                                                         ----------
                                                                          3,339,378
                                                                         ----------
 Consumer Non-Durables (2.0%)
  Central Garden & Pet Co. "D"                             13,100           327,500
  Polo Ralph Lauren Corp. "D"                               7,900           216,262
                                                                         ----------
                                                                            543,762
                                                                         ----------
 Electronics (18.8%)
  Altera Corp. "D"                                         13,000           656,500
  Applied Materials, Inc. "D"                               4,200           297,412
  Avant! Corp. "D"                                          5,200           168,025
  Etec Systems, Inc. "D"                                    9,100           390,162
  KLA-Tencor Instruments Corp. "D"                          7,500           365,625
  Lam Research Corp. "D"                                    5,800           214,962
  Linear Technology Corp.                                   8,600           445,050
  Maxim Integrated Products, Inc. "D"                      10,100           574,437
  Microchip Technology, Inc. "D"                            4,500           133,875
  Structural Dynamics Research Corp. "D"                   17,800           467,250
  Texas Instruments, Inc.                                   8,200           689,313
  Xilinx, Inc. "D"                                         14,700           721,219
                                                                         ----------
                                                                          5,123,830
                                                                         ----------

 Energy (4.9%)
  Forcenergy Inc. "D"                                      12,900           391,838
  KCS Energy, Inc.                                         23,000           468,625
  Meridian Resource Corp. "D"                              11,700           140,400
  Stone Energy Corp. "D"                                    8,000           219,000
  United Meridian Corp. Series A "D"                        3,600           108,000
                                                                         ----------
                                                                          1,327,863
                                                                         ----------

                See Accompanying Notes to Financial Statements.

WARBURG PINCUS TRUST -- POST-VENTURE CAPITAL PORTFOLIO
STATEMENT OF NET ASSETS (CONT"D)
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                  NUMBER OF
                                                                   SHARES          VALUE
                                                                 ----------      ----------
COMMON STOCK (CONT"D)
 Environmental Services (2.5%)
  American Disposal Services, Inc. "D"                                5,700      $  128,250
  USA Waste Services, Inc. "D"                                       14,100         544,613
                                                                                 ----------
                                                                                    672,863
                                                                                 ----------
 Financial Services (8.8%)
  Aetna, Inc.                                                         5,000         511,875
  Amvescap PLC Sponsored ADR "D"                                      9,200         535,900
  ARM Financial Group, Inc. Class A "D"                               7,600         152,000
  Franklin Resources, Inc.                                            6,100         442,631
  PMT Services, Inc. "D"                                             13,500         205,875
  Price (T. Rowe) Associates, Inc.                                    5,100         263,288
  Transaction Systems Architects, Inc. Class A "D"                    8,600         296,700
                                                                                 ----------
                                                                                  2,408,269
                                                                                 ----------
 Healthcare (8.0%)
  American Oncology Resources, Inc. "D"                              13,100         221,063
  Columbia/HCA Healthcare Corp.                                      12,100         475,681
  Mid Atlantic Medical Services, Inc. "D"                             9,500         147,844
  Oxford Health Plans, Inc. "D"                                       9,000         645,750
  United Dental Care, Inc. "D"                                        4,100          61,500
  United Healthcare Corp.                                            12,100         629,200
                                                                                 ----------
                                                                                  2,181,038
                                                                                 ----------
 Leisure & Entertainment (2.2%)
  Premier Parks, Inc. "D"                                            16,600         612,125
                                                                                 ----------
 Lodging & Restaurants (2.8%)
  La Quinta Motor Inns, Inc.                                          9,000         196,875
  Morton"s Restaurant Group, Inc. "D"                                28,300         562,463
                                                                                 ----------
                                                                                    759,338
                                                                                 ----------
 Oil Services (2.8%)
  Domain Energy Corp. "D"                                            10,500         141,750
  Hanover Compressor Co. "D"                                          9,500         185,250
  Pride International, Inc. "D"                                      18,000         432,000
                                                                                 ----------
                                                                                    759,000
                                                                                 ----------
 Pharmaceuticals (1.6%)
  SangStat Medical Corp. "D"                                        18,800         434,750
                                                                                 ----------
 Retail (6.2%)
  Borders Group, Inc. "D"                                            17,400         419,775
  Dollar Tree Stores, Inc. "D"                                        5,800         292,175
  Rite Aid Corp.                                                     13,730         684,784
  Williams-Sonoma, Inc. "D"                                           7,000         299,250
                                                                                 ----------
                                                                                  1,695,984
                                                                                 ----------

                See Accompanying Notes to Financial Statements.

WARBURG PINCUS TRUST -- POST-VENTURE CAPITAL PORTFOLIO
STATEMENT OF NET ASSETS (CONT"D)
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                        NUMBER OF
                                                                         SHARES            VALUE
                                                                       ----------       -----------
COMMON STOCK (CONT"D)
 Telecommunications & Equipment (13.1%)
   3Com Corp. "D"                                                           8,200       $   369,000
   Bay Networks, Inc. "D"                                                  12,300           326,719
   Cascade Communications Corp. "D"                                        13,900           383,988
   Cisco Systems, Inc. "D"                                                  9,800           657,825
   Intermedia Communications of Florida, Inc. "D"                           7,000           226,625
   McLeodUSA, Inc. Class A "D"                                             14,200           479,250
   Newbridge Networks Corp. "D"                                             3,000           130,500
   Paging Network, Inc. "D"                                                14,600           128,206
   Tellabs, Inc. "D"                                                        5,900           329,663
   WorldCom, Inc. "D"                                                      16,420           525,440
                                                                                        -----------
                                                                                          3,557,216
                                                                                        -----------
 Transportation (1.9%)
   Coach USA, Inc. "D"                                                     19,500           517,969
                                                                                        -----------

TOTAL COMMON STOCK (Cost $22,466,586)                                                    25,284,197
                                                                                        -----------
PREFERRED STOCK (1.1%)
 Leisure & Entertainment (1.1%)
   N2K, Inc. Series G "D"# (Cost $300,000)                                100,000           300,000
                                                                                        -----------
                                                                          PAR
                                                                       ----------
REPURCHASE AGREEMENT (6.0%)
 Repurchase agreement with Goldman, Sachs & Co. dated 06/30/97 at 5.75% to be repurchased at $1,633,261 on 07/01/97.
 (Collateralized by $1,575,000 U.S. Treasury Note 8.25%, due
 07/15/98. Market value of collateral is $1,667,138.) (Cost
 1,633,000)                                                            $1,633,000       $ 1,633,000

TOTAL INVESTMENTS AT VALUE (100.0%) (Cost $24,399,586*)                                  27,217,197
OTHER ASSETS IN EXCESS OF LIABILITIES (0.0%)                                                  5,978
                                                                                        -----------
NET ASSETS (100.0%) (applicable to 2,697,405 shares outstanding)                        $27,223,175
                                                                                        ===========

NET ASSET VALUE, offering and redemption price per share
 ($27,223,175 [div] 2,697,405)                                                               $10.09
                                                                                             ======

-------------------------------------------------------------------------------
"D" Non-income producing security.
*   Cost for federal income tax purposes is $24,399,794.
#   Restricted security.

                See Accompanying Notes to Financial Statements.

WARBURG PINCUS TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                              INTERNATIONAL  SMALL COMPANY   POST-VENTURE
                                                                 EQUITY         GROWTH         CAPITAL
                                                                PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                              -------------  -------------   ------------
INVESTMENT INCOME:
  Dividends                                                     $ 4,022,068   $    398,272   $    15,228
  Interest                                                          478,116        751,460        64,411
  Foreign taxes withheld                                           (385,185)             0             0
                                                                -----------    -----------   -----------
    Total investment income                                       4,114,999      1,149,732        79,639
                                                                -----------    -----------   -----------
EXPENSES:
  Investment advisory                                             1,656,300      1,677,914       139,218
  Administrative services                                           356,055        372,870        22,276
  Audit                                                               6,098          9,220         6,446
  Custodian/Sub-custodian                                           206,048         40,806        17,271
  Trustees                                                            1,247          1,237         1,236
  Insurance                                                           1,581          1,412           333
  Interest                                                           77,249              0           782
  Legal                                                              20,633         19,700         8,414
  Offering/organizational                                             6,170          6,141         3,616
  Printing                                                            3,519          2,998         4,234
  Registration                                                           84            519           198
  Transfer agent                                                      1,990          2,123           902
  Miscellaneous                                                       3,153            838           656
                                                                -----------    -----------   -----------
                                                                  2,340,127      2,135,778       205,582
  Less fees waived and expenses reimbursed                          (58,818)        (2,411)      (49,658)
                                                                -----------     ----------   -----------
    Total expenses                                                2,281,309      2,133,367       155,924
                                                                -----------    -----------   -----------
     Net investment income (loss)                                 1,833,690       (983,635)      (76,285)
                                                                -----------    -----------   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM
 INVESTMENTS AND FOREIGN CURRENCY RELATED
 ITEMS:
  Net realized gain (loss) from security transactions            11,273,812    (27,253,527)   (1,863,655)
  Net realized gain from foreign currency related
   items                                                          5,950,982              0             0
  Net change in unrealized appreciation from
   investments and foreign currency related items                30,109,085     45,842,606     2,639,049
                                                                -----------    -----------   -----------
     Net realized and unrealized gain from
      investments and
      foreign currency related items                             47,333,879     18,589,079       775,394
                                                                -----------    -----------   -----------
Net increase in net assets resulting from operations            $49,167,569    $17,605,444   $   699,109
                                                                ===========    ===========   ===========

                See Accompanying Notes to Financial Statements.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

WARBURG PINCUS TRUST
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    INTERNATIONAL EQUITY
                                                                          PORTFOLIO
                                                                -----------------------------
                                                                FOR THE SIX
                                                                MONTHS ENDED       FOR THE
                                                                  JUNE 30,        YEAR ENDED
                                                                    1997         DECEMBER 31,
                                                                 (UNAUDITED)         1996
                                                                ------------    -------------
FROM OPERATIONS:
   Net investment income (loss)                                 $  1,833,690    $   1,409,720
   Net realized gain (loss) from security transactions            11,273,812        1,520,782
   Net realized gain from foreign currency related items           5,950,982        1,491,912
   Net change in unrealized appreciation (depreciation) from
     investments and foreign currency related items               30,109,085       10,686,258
                                                                ------------    -------------
       Net increase in net assets resulting from operations       49,167,569       15,108,672
                                                                ------------    -------------
FROM DISTRIBUTIONS:
   Dividends from net investment income                                    0       (1,624,713)
   Distributions in excess of net investment income                        0       (2,505,916)
   Distributions from realized gains                                       0       (1,520,782)
   Distributions in excess of realized capital gains                       0         (317,087)
                                                                ------------    -------------
       Net decrease in net assets from distributions                       0       (5,968,498)
                                                                ------------    -------------
FROM CAPITAL SHARE TRANSACTIONS:
   Proceeds from sale of shares                                   94,747,406      333,352,387
   Reinvested dividends                                                    0        5,968,497
   Net asset value of shares redeemed                            (46,856,381)    (114,779,643)
                                                                ------------    -------------
       Net increase in net assets from capital share
         transactions                                             47,891,025      224,541,241
                                                                ------------    -------------
       Net increase in net assets                                 97,058,594      233,681,415
NET ASSETS:
   Beginning of period                                           298,218,283       64,536,868
                                                                ------------    -------------
   End of period                                                $395,276,877    $ 298,218,283
                                                                ============    =============
Undistributed net investment income/(distribution in excess of
  net investment income)                                        $  6,408,299    $  (1,376,373)
                                                                ============    =============

                See Accompanying Notes to Financial Statements.

                 SMALL COMPANY GROWTH                  POST-VENTURE CAPITAL
                       PORTFOLIO                            PORTFOLIO
             -----------------------------     ------------------------------------
             FOR THE SIX                       FOR THE SIX        FOR THE PERIOD
             MONTHS ENDED      FOR THE         MONTHS ENDED     SEPTEMBER 30, 1996
               JUNE 30,       YEAR ENDED         JUNE 30,        (COMMENCEMENT OF
               1997           DECEMBER 31,         1997         OPERATIONS) THROUGH
             (UNAUDITED)          1996          (UNAUDITED)      DECEMBER 31, 1996
            -------------    -------------    --------------   --------------------
            $   (983,635)    $  (1,546,927)    $    (76,285)        $     4,291
             (27,253,527)      (17,819,175)      (1,863,655)            (48,100)
                       0                 0                0                   0
              45,842,606        34,312,085        2,639,049             178,562
            ------------     -------------     ------------         -----------
              17,605,444        14,945,983          699,109             134,753
            ------------     -------------     ------------         -----------
                       0                 0                0                   0
                       0                 0                0                   0
                       0                 0                0                   0
                       0                 0                0                   0
            ------------     -------------     ------------         -----------
                       0                 0                0                   0
            ------------     -------------     ------------         -----------
             182,974,370       434,899,200       28,911,593          12,267,019
                       0                 0                0                   0
             (73,985,050)     (207,892,540)     (14,787,059)             (2,240)
            ------------     -------------     ------------         -----------
             108,989,320       227,006,660       14,124,534          12,264,779
            ------------     -------------     ------------         -----------
             126,594,764       241,952,643       14,823,643          12,399,532
             339,397,557        97,444,914       12,399,532                   0
            ------------     -------------     ------------         -----------
            $465,992,321     $ 339,397,557     $ 27,223,175         $12,399,532
            ============     =============     ============         ===========
            $          0     $           0     $          0         $     4,291
            ============     =============     ============         ===========

                See Accompanying Notes to Financial Statements.

WARBURG PINCUS TRUST -- INTERNATIONAL EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS
(For a Share of the Portfolio Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                                                                FOR THE SIX                             FOR THE PERIOD
                                                                MONTHS ENDED                            JUNE 30, 1995
                                                                  JUNE 30,           FOR THE          (COMMENCEMENT OF
                                                                   1997             YEAR ENDED       OPERATIONS) THROUGH
                                                                (UNAUDITED)      DECEMBER 31, 1996    DECEMBER 31, 19959
                                                                -----------      -----------------   -------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $  11.48            $  10.65               $ 10.00
                                                                 --------            --------               -------
  Income from Investment Operations:
  Net Investment Income                                              0.08                0.00                  0.03
  Net Gain from Securities and Foreign
   Currency Related Items (both
   realized and unrealized)                                          1.64                1.06                  0.70
                                                                 --------            --------               -------
     Total From Investment Operations                                1.72                1.06                  0.73
                                                                 --------            --------               -------
  Less Distributions:
  Dividends from Net Investment Income                               0.00               (0.06)                (0.01)
  Distributions in Excess of Net
    Investment Income                                                0.00               (0.10)                (0.07)
  Distributions from Realized Gains                                  0.00               (0.06)                 0.00
  Distributions in Excess of Realized
    Gains                                                            0.00               (0.01)                 0.00
                                                                 --------            --------               -------
     Total Distributions                                             0.00               (0.23)                (0.08)
                                                                 --------            --------               -------
NET ASSET VALUE, END OF PERIOD                                   $  13.20            $  11.48               $ 10.65
                                                                 ========            ========               =======
Total Return                                                        14.98%"D"            9.98%                 7.30%"D"

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)                                 $395,277            $298,218               $64,537

Ratios to average daily net assets:
  Operating expenses                                                 1.36%*              1.36%                 1.44%*
  Net investment income                                              1.11%*              0.64%                 0.48%*
  Decrease reflected in above operating
    expense ratios due to
    waivers/reimbursements                                           0.04%*              0.04%                 0.77%*
Portfolio Turnover Rate                                             34.33%*"D"          30.82%                 8.31%"D"
Average Commission Rate #                                        $ 0.0205            $ 0.0232                    --

--------------------------------------------------------------------------------
"D" Non-annualized.
* Annualized.

# Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charged. The Average Commission Rate is not required for fiscal periods beginning before September 1, 1995.

                See Accompanying Notes to Financial Statements.

WARBURG PINCUS TRUST -- SMALL COMPANY GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS
(For a Share of the Portfolio Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                                                               FOR THE SIX                              FOR THE PERIOD
                                                              MONTHS ENDED                               JUNE 30, 1995
                                                                 JUNE 30,           FOR THE            (COMMENCEMENT OF
                                                                  1997             YEAR ENDED         OPERATIONS) THROUGH
                                                              (UNAUDITED)       DECEMBER 31, 1996     DECEMBER 31, 1995
                                                              ------------      -----------------     -------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $  14.25            $  12.51              $   10.00
                                                                 --------            --------              ---------

  Income from Investment Operations:

  Net Investment Loss                                               (0.03)              (0.06)                 (0.01)

  Net Gain on Securities (both realized
   and unrealized)                                                   0.40                1.80                   2.52
                                                                 --------            --------              ---------

     Total From Investment Operations                                0.37                1.74                   2.51
                                                                 --------            --------              ---------

NET ASSET VALUE, END OF PERIOD                                   $  14.62            $  14.25              $   12.51
                                                                 ========            ========              =========

Total Return                                                         2.67%"D"           13.91%                 25.10%"D"

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (000s)                                 $465,992            $339,398              $  97,445

Ratios to average daily net assets:

  Operating expenses                                                 1.14%*              1.16%                  1.25%*

  Net investment loss                                               (0.53%)*            (0.66%)                (0.36%)*

  Decrease reflected in above operating
    expense ratios due to
    waivers/reimbursements                                           0.00%               0.01%                  0.25%*

Portfolio Turnover Rate                                             38.23%"D"          101.50%                 34.25%"D"

Average Commission Rate #                                        $ 0.0541            $ 0.0538                     --

--------------------------------------------------------------------------------
"D" Non-annualized.
* Annualized.

# Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charged. The Average Commission Rate is not required for fiscal periods beginning before September 1, 1995.

                See Accompanying Notes to Financial Statements.

WARBURG PINCUS TRUST -- POST-VENTURE CAPITAL PORTFOLIO
FINANCIAL HIGHLIGHTS
(For a Share of the Portfolio Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                                                                      FOR THE SIX        FOR THE PERIOD
                                                                     MONTHS ENDED      SEPTEMBER 30, 1996
                                                                       JUNE 30,         (COMMENCEMENT OF
                                                                         1997          OPERATIONS) THROUGH
                                                                      (UNAUDITED)       DECEMBER 31, 1996
                                                                     -------------     -------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                     $   9.76             $ 10.00
                                                                         --------             -------

  Income from Investment Operations:

  Net Investment Loss                                                       (0.03)               0.00
  Net Gain (Loss) from Securities and Foreign Currency
    Related Items (both realized and unrealized)                             0.36               (0.24)
                                                                         --------             -------

     Total From Investment Operations                                        0.33               (0.24)
                                                                         --------             -------

NET ASSET VALUE, END OF PERIOD                                           $  10.09             $  9.76
                                                                         ========             =======

Total Return                                                                 3.38%"D"           (2.40%)"D"

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (000s)                                         $ 27,223             $12,400

Ratios to average daily net assets:

  Operating expenses                                                         1.40%*              1.40%*

  Net investment income (loss)                                              (0.68%)*             0.80%*

  Decrease reflected in above operating expense ratios
    due to waivers/reimbursements                                            0.45%*              4.16%*

Portfolio Turnover Rate                                                    126.23%"D"            6.80%"D"

Average Commission Rate #                                               $  0.0523             $0.0491

--------------------------------------------------------------------------------
"D" Non-annualized.
* Annualized.

# Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charged. The Average Commission Rate is not required for fiscal periods beginning before September 1, 1995.

                See Accompanying Notes to Financial Statements.

WARBURG PINCUS TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

1.   SIGNIFICANT ACCOUNTING POLICIES

     Warburg Pincus Trust (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, as amended, and currently offers four investment funds (the "Portfolios"): International Equity Portfolio is a diversified investment fund that seeks long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities companies that have their principal business activities and interests outside the U.S.; Small Company Growth Portfolio is a non-diversified investment fund that seeks capital growth by investing in equity securities of small-sized domestic companies and Post-Venture Capital Portfolio is a diversified investment fund that seeks long-term growth of capital by investing primarily in equity securities of companies considered to be in their post-venture-capital stage of development. Shares of a Portfolio are not available directly to individual investors but may be offered only to certain (a) life insurance companies for allocation to certain of their separate accounts established for the purpose of funding variable annuity contracts and variable life insurance contracts and (b) tax-qualified pension and retirement plans ('Plans'), including participant-directed Plans which elect to make a Portfolio an investment option for Plan participants. The Emerging Markets Portfolio had not commenced investment operations as of June 30, 1997.

     The net asset value of each Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange. Each Portfolio's investments are valued at market value, which is generally determined using the last reported sales price. If no sales are reported, investments are generally valued at the last reported mean price. In the absence of market quotations, investments are generally valued at fair value as determined by or under the direction of the Trust's governing Board. Short-term investments that mature in 60 days or less are valued on the basis of amortized cost, which approximates market value.

     The books and records of the Portfolios are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Portfolios do not isolate that portion of gains and losses on investments in equity securities which are due to changes in the foreign exchange rate from that which are due to changes in market prices of equity securities. The Portfolios isolate that portion of gains and losses on investments in debt securities which are due to changes in the foreign exchange rate from that which are due to changes in market prices of debt securities.

     Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date.

WARBURG PINCUS TRUST
NOTES TO FINANCIAL STATEMENTS (CONT'D)
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

1.   SIGNIFICANT ACCOUNTING POLICIES (CONT'D)
The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

     Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

     For U.S. federal income tax purposes, realized losses incurred after October 31, 1996, within the fiscal year, are deemed to arise on the first business day of the following fiscal year. The International Equity Portfolio incurred and elected to defer such losses of $89,740.

     No provision is made for federal income taxes as it is the Trust's intention to have each Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

     Costs incurred by the Portfolios in connection with their organization have been deferred and are being amortized over a period of five years from the date each Portfolio commenced its operations. Costs incurred by the Portfolios in connection with the offering of their shares have been deferred and are being amortized over a one year period from the date each Portfolio commenced its operations.

     The Portfolios may enter into repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Portfolio acquires an underlying security subject to an obligation of the seller to repurchase. The value of the underlying security collateral will be maintained at an amount at least equal to the total amount of the purchase obligation, including interest. The collateral is in the Portfolio's possession.

     The Trust, together with other Warburg-advised funds (collectively the "Warburg Funds"), has established committed and uncommitted line of credit facilities with certain banks for temporary or emergency purposes primarily relating to fund share redemptions and funding payments of dividend or capital gain distributions. Under the terms of the committed line of credit, the Warburg Funds with access to the facility pay a commitment fee at a rate of .10% per annum on the amount of the line of credit. In addition, under the terms of both the committed and uncommitted facilities, the Warburg Funds will pay interest on borrowings at the bank's base rate plus .55%. Aggregate borrowings for each fund under these credit facilities may not exceed the lower of (a) the maximum amount permitted by such fund's investment policies and restrictions or (b) thirty-three and one-third percent (33 1/3%) of such fund's total assets. At June 30,

WARBURG PINCUS TRUST
NOTES TO FINANCIAL STATEMENTS (CONT'D)
June 30, 1997 (Unaudited)
-------------------------------------------------------------------------------
1997 there were no outstanding balances under these line of credit facilities for any of the Portfolios.

 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statement and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

THE PORTFOLIOS HAVE AN ARRANGEMENT WITH THEIR TRANSFER AGENT WHEREBY INTEREST EARNED ON UNINVESTED CASH BALANCES WAS USED TO OFFSET A PORTION OF THE TRANSFER AGENT EXPENSE. FOR THE PERIOD ENDED JUNE 30, 1997, THE INTERNATIONAL EQUITY PORTFOLIO, THE SMALL COMPANY GROWTH PORTFOLIO AND THE POST-VENTURE CAPITAL PORTFOLIO RECEIVED CREDITS OR REIMBURSEMENTS OF $2,010, $2,411 AND $661, RESPECTIVELY UNDER THIS ARRANGEMENT.

2. INVESTMENT ADVISER, CO-ADMINISTRATORS AND DISTRIBUTOR

 Warburg, Pincus Counsellors, Inc. ("Warburg"), which is indirectly controlled by Warburg, Pincus & Co., serves as each Portfolio's investment adviser. For its investment advisory services, the International Equity Portfolio, the Small Company Growth Portfolio and the Post-Venture Capital Portfolio pay Warburg a fee calculated at an annual rate of 1.00%, .90% and 1.25%, respectively, of each Portfolio's average daily net assets. For the period ended June 30, 1997, investment advisory fees and waivers were as follows:

                                                      GROSS                         NET
      PORTFOLIO                                    ADVISORY FEE      WAIVER      ADVISORY FEE
--------------------                               ------------     --------     ------------
International Equity                                 $1,656,300     $(56,808)      $1,599,492
Small Company Growth                                  1,677,914            0        1,677,914
Post-Venture Capital                                    139,218      (37,859)         101,359

 Abbott Capital Management, L.P. ("Abbott") serves as sub-investment adviser for the Post-Venture Capital Portfolio's assets invested in U.S. or foreign private limited partnerships or other investment funds ("Private Fund Investments"). From its investment advisory fee, Warburg pays Abbott a fee of
 .55% per annum of the value of Private Fund Investments as of the end of each calendar quarter. No compensation is paid by the Post-Venture Capital Portfolio to Abbott for its sub-investment advisory services. Effective January 17, 1997, the Sub-Advisory Agreement was amended. Under the amended Agreement, Warburg pays Abbott a quarterly fee at the annual rate of 1.00% of the Fund's average daily net assets. No compensation is paid by the Post-Venture Capital Fund to Abbott for its sub-investment advisory services.

 Counsellors Funds Service, Inc. ("CFSI"), a wholly owned subsidiary of Warburg, and PFPC Inc. ("PFPC"), an indirect, wholly owned subsidiary of PNC Bank Corp. ("PNC"), serve as each Portfolio's co-administrators. For its administrative services, CFSI currently receives a fee calculated at an annual rate

WARBURG PINCUS TRUST
NOTES TO FINANCIAL STATEMENTS (CONT'D)
June 30, 1997 (Unaudited)
-------------------------------------------------------------------------------

2. INVESTMENT ADVISER, CO-ADMINISTRATORS AND DISTRIBUTOR (CONT'D) of .10% of each Portfolio's average daily net assets. For the period ended June 30, 1997, administrative services fees earned by CFSI were as follows:

      PORTFOLIO                                           CO-ADMINISTRATION FEE
--------------------                                      ---------------------
International Equity                                            $ 165,630
Small Company Growth                                              186,435
Post-Venture Capital                                               11,138

 For its administrative services for the Small Company Growth Portfolio and the Post-Venture Capital Portfolio, PFPC currently receives a fee calculated at an annual rate of .10% on each Portfolio's first $500 million in average daily net assets, .075% on the next $1 billion in average daily net assets and .05% of average daily net assets in excess of $1.5 billion. For the International Equity Portfolio, PFPC receives a fee calculated at an annual rate of .12% on the Portfolio's first $250 million in average daily net assets, .10% on the next $250 million in average daily net assets, .08% on the next $250 million in average daily net assets and .05% of the average daily net assets over $750 million. For the period ended June 30, 1997, adminstrative service fees earned and waived by PFPC were as follows:

                                                                          NET
      PORTFOLIO         CO-ADMINISTRATION FEE       WAIVER         CO-ADMINISTRATION FEE
--------------------    ---------------------      ---------       ---------------------
International Equity           $190,425                    0             $190,425
Small Company Growth            186,435                    0              186,435
Post-Venture Capital             11,138             $(11,138)                   0

   Counsellors Securities Inc. ("CSI"), also a wholly owned subsidiary of Warburg, serves as each Portfolio's distributor. No compensation is paid by the Portfolios to CSI for its distribution services.

3. INVESTMENTS IN SECURITIES

   For the period ended June 30, 1997, purchases and sales of investment securities (excluding short-term investments) were as follows:


      PORTFOLIO                                       PURCHASES                SALES
--------------------                               -------------            -------------
International Equity                                $144,683,138            $107,463,397
Small Company Growth                                 237,603,691             136,245,625
Post-Venture Capital                                  37,954,154              24,840,591

   At June 30, 1997, the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) was as follows:

                                        UNREALIZED          UNREALIZED           NET UNREALIZED
     PORTFOLIO                         APPRECIATION        DEPRECIATION           APPRECIATION
--------------------                   ------------        -------------         --------------
International Equity                   $59,559,081         $(17,612,252)           $41,946,829
Small Company Growth                    98,749,166           (7,007,281)            91,741,885
Post-Venture Capital                     3,233,436             (416,033)             2,817,403

WARBURG PINCUS TRUST
NOTES TO FINANCIAL STATEMENTS (CONT'D)
June 30, 1997 (Unaudited)
-------------------------------------------------------------------------------

4. FORWARD FOREIGN CURRENCY CONTRACTS

 The Portfolios may enter into forward currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The Portfolios will enter into forward contracts primarily for hedging purposes. The forward currency contracts are adjusted daily by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date.

  At June 30, 1997, the International Equity Portfolio had the following open forward currency contracts:

                                               FOREIGN                                   UNREALIZED
FORWARD CURRENCY                EXPIRATION     CURRENCY      CONTRACT     CONTRACT     FOREIGN EXCHANGE
   CONTRACT                        DATE       TO BE SOLD      AMOUNT       VALUE         GAIN/(LOSS)
----------------                ----------  -------------  -----------  -----------    ----------------
French Francs                    09/08/97      64,830,000  $11,196,891  $11,083,377         $ 113,514
French Francs                    09/08/97      14,000,000    2,455,742    2,393,449            62,293
Japanese Yen                     08/26/97     747,473,300    6,535,000    6,576,397           (41,397)
Japanese Yen                     08/26/97   2,688,080,005   23,465,000   23,650,185          (185,185)
                                                           -----------  -----------         ---------
                                                           $43,652,633  $43,703,408         $ (50,775)
                                                           ===========  ===========         =========

5. SWAP TRANSACTIONS

 The International Equity Portfolio has entered into a total return swap agreement (which represents approximately 1.00% of its net assets at June 30, 1997) dated March 21, 1997, where the Portfolio receives a quarterly payment representing the total return (defined as market appreciation and dividend income) on a basket of Korean common stocks ("Common Stocks"). In return, the Portfolio pays quarterly the Libor rate (London Interbank Offered Rate), plus 1.97% per annum (7.732% on June 30, 1997) on the market value of the Common Stocks ("Notional Amount") which is currently $4,000,000. The Notional Amount is marked-to-market on each quarterly reset date. In the event that the Common Stocks decline in value, the Portfolio will be required to pay quarterly the amount of any depreciation in value from the Notional Amount. The swap agreement will terminate on April 3, 2000.

 During the term of the swap transaction, changes in the value of the Common Stocks as compared to the Notional Amount are recognized as unrealized gain or loss. Dividend income for the Common Stocks is recorded on the ex-dividend date. Interest expense is accrued daily. At June 30, 1997, the Portfolio has recorded unrealized gains of $213,677 and interest payable of $77,317 on the swap transaction.

WARBURG PINCUS TRUST
NOTES TO FINANCIAL STATEMENTS (CONT'D)
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

6. RESTRICTED SECURITIES

 A summary of the restricted securities held at June 30, 1997 follows:

                             SECURITY             ACQUISITION                        MARKET             PERCENTAGE
    PORTFOLIO               DESCRIPTION              DATE           COST              VALUE            OF NET ASSETS
-----------------           --------------        -----------     ---------         ---------          -------------
Small Company
 Growth Portfolio            Southern               12/20/96       $794,813          $883,125               0.19%
                             Mineral Corp.
Post-Venture
 Capital Growth              N2K Inc.               04/25/97        300,000           300,000               1.10%
                             Series G Pfd.

7. CAPITAL SHARE TRANSACTIONS

   The International Equity Portfolio, the Small Company Growth Portfolio and the Post-Venture Capital Portfolio are each authorized to issue an unlimited number of full and fractional shares of beneficial interest, par value of $.001 per share.

   Transactions in shares of each Portfolio were as follows:

                           INTERNATIONAL EQUITY
                                PORTFOLIO
                     --------------------------------     SMALL COMPANY GROWTH PORTFOLIO         POST-VENTURE CAPITAL PORTFOLIO
                       FOR THE SIX                        ------------------------------    ---------------------------------------
                       MONTHS ENDED      FOR THE YEAR      FOR THE SIX      FOR THE YEAR     FOR THE SIX        SEPTEMBER 30, 1996
                         JUNE 30,           ENDED          MONTHS ENDED         ENDED        MONTHS ENDED        (COMMENCEMENT OF
                           1997          DECEMBER 31,      JUNE 30, 1997    DECEMBER 31,    JUNE 30, 1997       OPERATIONS) THROUGH
                       (UNAUDITED)          1996            (UNAUDITED)        1996           (UNAUDITED)        DECEMBER 31, 1996
                     --------------     -------------     --------------    ------------    -------------       -------------------
Shares sold             7,890,293         29,490,915        13,439,844       31,233,075         2,995,423             1,270,999
Shares issued
 to
 shareholders
 on
 reinvestment
 of dividends                   0            531,478                 0                0                 0                     0
Shares
 redeemed              (3,934,879)       (10,101,449)       (5,379,591)     (15,202,857)       (1,568,789)                 (228)
                       ----------        -----------        ----------      -----------        ----------             ---------
Net increase
 in shares
 outstanding            3,955,414         19,920,944         8,060,253       16,030,218         1,426,634             1,270,771
                       ==========        ===========        ==========      ===========        ==========             =========

8. LIABILITIES

   At June 30, 1997, the Portfolios had the following liabilities:

                                             INTERNATIONAL EQUITY       SMALL COMPANY GROWTH      POST-VENTURE CAPITAL
                                                   PORTFOLIO                   PORTFOLIO               PORTFOLIO
                                             --------------------       --------------------      --------------------
Payable for securities purchased (at
 value)                                           $ 9,029,339               $  3,285,134              $   613,227
Investment advisory fee payable                       290,981                    329,845                   21,284

9. NET ASSETS

   At June 30, 1997, capital contributions, undistributed net investment income and accumulated net realized loss from security transactions have been adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of foreign currency transactions. The International Equity Portfolio reclassified $5,950,982 from accumulated net realized gain (loss) from foreign currency related items to undistributed net

WARBURG PINCUS TRUST
NOTES TO FINANCIAL STATEMENTS (CONT'D)
June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------
investment income. The Small Company Growth Portfolio and the Post-Venture Capital Portfolio reclassified $983,635 and $71,994, respectively from accumulated net investment loss to capital contributions. Net investment income, net realized gain (loss) on investments and net assets were not affected by this reclassification.

   Net assets at June 30, 1997, consisted of the following:

                                              INTERNATIONAL EQUITY     SMALL COMPANY GROWTH     POST-VENTURE CAPITAL
                                                   PORTFOLIO                 PORTFOLIO                PORTFOLIO
                                              --------------------     --------------------     --------------------
Capital contributed, net                         $335,846,805              $419,818,550              $26,317,319
Undistributed net investment income                 6,408,299                         0                        0
Accumulated net realized gain (loss)
 from security transactions                        10,890,437               (45,863,937)              (1,911,755)
Net unrealized appreciation from
 investments and foreign currency
 related items                                     42,131,336                92,037,708                2,817,611
                                                 ------------              ------------              -----------
Net assets                                       $395,276,877              $465,992,321              $27,223,175
                                                 ============              ============              ===========

10. CAPITAL LOSS CARRYOVER

    For the fiscal year ended December 31, 1997, capital loss carryovers available to offset possible future capital gains of each Portfolio were as follows:

                                          CAPITAL LOSS CARRYOVER
                                               EXPIRING IN
                                          -----------------------       TOTAL CAPITAL
      PORTFOLIO                              2003         2004          LOSS CARRYOVER
--------------------                      ---------    ----------       --------------
Small Company Growth                       $659,487   $17,655,100         $18,314,587
Post-Venture Capital                              0        47,891              47,891

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                    [Logo]
                     P.O. BOX 9030, BOSTON, MA 02205-9030
                                 800-369-2728
COUNSELLORS SECURITIES INC., DISTRIBUTOR.                           TREQF-3-0697


                           STATEMENT OF DIFFERENCES
                           ------------------------

The dagger symbol shall be expressed as "D"
The division sign shall be expressed as [div]

                                TOMORROW FUNDS
                               RETIREMENT TRUST

                        A Lifecycle Retirement Program



                              SEMI-ANNUAL REPORT

                                 JUNE 30, 1997
                                  (UNAUDITED)



                      TOMORROW LONG-TERM RETIREMENT FUND

                     TOMORROW MEDIIUM-TERM RETIREMENT FUND

                      TOMORROW SHORT-TERM RETIREMENT FUND

TOMORROW FUNDS RETIREMENT TRUST

TABLE OF CONTENTS

Chairman's Letter .........................................................    1
Ten Largest Holdings ......................................................    2
(Schedules of Investments)
    Tomorrow Long-Term Retirement Fund ....................................    3
    Tomorrow Medium-Term Retirement Fund ..................................   11
    Tomorrow Short-Term Retirement Fund ...................................   21
Statements of Assets and Liabilities ......................................   28
Statements of Operations ..................................................   29
Statements of Changes in Net Assets .......................................   30
Notes to Financial Statements .............................................   31
Financial Highlights ......................................................   36

DEAR SHAREHOLDER:

     The bull market roared ahead in the second quarter on the strength of rising corporate profits and favorable economic news. Signs of inflation were nonexistent and the Fed kept interest rates stable following a slight tightening in February. The combination of these extremely favorable conditions resulted in further increases in equity valuations.

     The recent trend favoring growth oriented stocks over value for the large capitalization portion of the universe continued during the quarter. In contrast, smaller capitalization value stocks tended to outperform their growth oriented counterparts. The banking and pharmaceutical sectors posted the highest returns.

     The Tomorrow Long-Term and Medium-Term Funds consist of a blended mix of domestic and international equities, and fixed income instruments, with the largest allocation being towards domestic equities. The asset mix of the Tomorrow Short-Term Fund also includes domestic equities and fixed income securities but does not include any international securities. The weighting between fixed income securities and equities in the Short-Term Fund is being adjusted so that going forward, fixed income securities will represent the majority of assets in the Fund. These Funds utilize a disciplined strategy that seeks to outperform the respective benchmark of each fund while minimizing investment risk and remaining sector neutral. The amount invested in each capitalization class depends on the time horizon of the Fund. Variations in performance among Funds are due to the differing proportion invested in small, medium, and large capitalization stocks. The longer the time horizon, the riskier the mix of assets will be. Recent performance reflects the Funds' long term goal of reducing volatility. While this disciplined strategy tends to perform well over full market cycles, it has underperformed in the recent environment of a sharply rising domestic equity market whose performance has been dominated by the largest capitalization stocks.

     Weiss, Peck & Greer remains committed to helping you invest wisely prior to and during your retirement. The Tomorrow Retirement Funds were created to simplify investment decision making consistent with sound investment practice. As always, our goal remains to do our best to help our clients achieve their long-term investment goals.

                                        Sincerely,



                                        /s/ Roger J. Weiss
                                        Roger J. Weiss
                                        Chairman of the Board
                                        July 22, 1997

TOMORROW FUNDS RETIREMENT TRUST

TEN LARGEST HOLDINGS AT JUNE 30, 1997* (UNAUDITED)




                                                     MARKET      PERCENT
LONG-TERM RETIREMENT                                 VALUE       OF FUND
--------------------                                 ------      -------

US Treasury Note
        5.500%, Due 11/15/98............          $  189,865        6.2%
US Treasury Note
        6.500%, Due 8/15/05.............             157,556        5.1%
BT EAFE Equity Index Fund...............             145,778        4.7%
Standard & Poor's Depositary
        Receipt.........................             140,329        4.5%
US Treasury Note
        7.000%, Due 7/15/06.............             128,594        4.2%
Exxon Corp..............................             114,390        3.7%
US Treasury Bond
        6.875%, Due 8/15/25.............              55,206        1.8%
3COM Corp...............................              48,825        1.6%
Pioneer Hi Bred International...........              48,880        1.6%
PG & E Corp.............................              39,940        1.3%
                                                  ----------       -----
                                                  $1,069,363       34.7%
                                                  ==========       =====


SHORT-TERM RETIREMENT
----------------------
US Treasury Note
        6.500%, Due 8/15/05.............          $1,639,381       12.9%
US Treasury Note
        5.500%, Due 11/15/98............           1,511,965       12.0%
US Treasury Note
        7.000%, Due 7/15/06.............             550,381        4.3%
US Treasury Bond
        6.875%, Due 8/15/25.............             411,537        3.2%
Standard & Poor's Depositary
        Receipt.........................             297,790        2.4%
US Treasury Note
        6.500%, Due 5/31/01.............             170,930        1.4%
Royal Dutch Petroleum Co ADR............             160,515        1.3%
British Aerospace Fin 144A
        7.500%, Due 7/01/27.............             128,623        1.0%
GMAC 1995-A
        7.150%, Due 3/15/00.............             122,843        1.0%
Morgan Stanley Group
        6.875%, Due 3/01/07.............             117,820        0.9%
                                                  ----------       -----
                                                  $5,111,785       40.4%
                                                  ==========       =====


                                                     MARKET      PERCENT
MEDIUM-TERM RETIREMENT                               VALUE       OF FUND
---------------------                                ------      -------

US Treasury Note
        5.500%, Due 11/15/98............          $  909,565        9.2%
US Treasury Note
        6.500%, Due 8/15/05.............             860,575        8.8%
BT EAFE Equity Index Fund...............             510,987        5.2%
US Treasury Note
        7.000%, Due 7/15/06.............             421,788        4.3%
Standard & Poor's Depositary
        Receipt.........................             406,591        4.1%
US Treasury Bond
        6.875%, Due 8/15/25.............             213,799        2.2%
Exxon Corp..............................             189,789        1.9%
Royal Dutch Petroleum Co ADR............             155,730        1.6%
US Treasury Note
        6.500%, Due 5/31/01.............             115,629        1.2%
Intel Corp..............................             113,450        1.2%
                                                  ----------       -----
                                                  $3,897,903       39.7%
                                                  ==========       =====

* The composition of the largest securities in each porfolio is subject to change.

TOMORROW FUNDS RETIREMENT TRUST

SCHEDULES OF INVESTMENTS JUNE 30, 1997 (UNAUDITED)

 NUMBER
OF SHARES                   SECURITY                   VALUE
---------                   --------                   -----

                TOMORROW LONG-TERM RETIREMENT FUND

             COMMON STOCKS (66.3%)
             BASIC MATERIALS (2.6%)
    900      Quaker Chemical Corp....................  $15,638
  2,264     +Amax Gold Inc...........................   13,867
     34      Vulcan Materials Co.....................    2,669
     24      Dow Chemical Co.........................    2,091
     59      IMC Global Inc..........................    2,065
     37      Consolidated Papers Inc.................    1,998
     32      Kimberly-Clark Corp.....................    1,592
     48      Allegheny Teledyne Inc..................    1,296
     57      Barrick Gold Corp.......................    1,254
     27      Bowater Inc.............................    1,249
    130      Ethyl Corp..............................    1,202
     40      Georgia Gulf Corp.......................    1,162
     59      Wausau Paper Mills Co...................    1,114
     11      Phelps Dodge Corp.......................      937
     70      Lawter International Inc................      884
    224      Armco Inc...............................      868
     35      Schulman Inc............................      862
     22      Olin Corp...............................      859
     11      Aluminum Company of America.............      829
     54      Calgon Carbon Corp......................      749
     10      Reynolds Metals Co......................      712
     13      Crown Cork & Seal Inc...................      695
     17      Florida Rock Industries.................      691
     42      Placer Dome Inc ADR.....................      688
     12      Ameron Inc..............................      679
     12      Nucor Corp..............................      678
     39      Wellman Inc.............................      678
     30      Crompton & Knowles Corp.................      667
     12      Champion International Corp.............      663
     10      BetzDearborn Inc........................      660
     17      Ferro Corp..............................      630
     10      NCH Corp................................      625
     10      Petrolite Corp..........................      619
     25      Stephan Chemical Co.....................      616
     14     +Tremont Corp............................      614
     19      Dexter Corp.............................      608
     13      Carpenter Tech Corp.....................      595
    101      Battle Mountain Gold Co.................      574
     17      Chesapeake Corp.........................      574
     20      Learonal Inc............................      570
     16      USX US Steel Group......................      561
     11      International Flavors & Fragrances Inc..      555
     14      Cambrex Corp............................      555
     29      RPM Inc.................................      533
     23      Gencorp Inc.............................      532
     25      Glatefelter (Ph) Co.....................      500
     12      Newmont Mining Corp.....................      468
     12      Minerals Technologies Inc...............      450

 NUMBER
OF SHARES                   SECURITY                   VALUE
---------                   --------                   -----

                TOMORROW LONG-TERM RETIREMENT FUND (continued)

     12      Chemed Corp.............................  $   449
     12      James River Corp of Virginia............      444
     21      Engelhard Corp..........................      440
     13      Liqui-Box Corp..........................      439
     80      Hecla Mining Co.........................      430
     10      Cleveland Cliffs Inc....................      407
     16      Mosinee Paper Corp......................      392
     67     +PT Tri Polyta Indonesia ADR.............      385
     14      Grief Bros Corp Cl A....................      378
     12      Westvaco Corp...........................      377
     24      Tuscarora Inc...........................      375
     15      Cyprus Amax Minerals Co.................      368
     12      Sonoco Products Co......................      365
     27     +Coeur D'Alene Mines Corp................      349
     12      Ashland Coal Inc........................      342
     11      Inco Ltd................................      331
     24      Homestake Mining Co.....................      314
     15      Brush Wellman Inc.......................      314
     15      Worthington Industries Inc..............      275
     10      Chemfirst Inc...........................      271
     25     +Bethlehem Steel Corp....................      261
     10      Inland Steel Industries Inc.............      261
     12      Oregon Steel Mills......................      239
     37      Echo Bay Mines Ltd......................      213
    229     +Sunshine Mining & Refining..............      157
     10      Sealright Co............................      120
      7      Unisource Worldwide Inc.................      112
      3      Deltic Timber Corp......................       88
      3      Mississippi Chemical Corp...............       62
      2      Primex Technologies.....................       43
                                                       -------
                                                        79,176
                                                       -------
             CONSUMER CYCLICAL (9.8%)
    647     +Fred Meyer Inc..........................   33,442
    900      Chrysler Corp...........................   29,531
    537      May Department Stores Co................   25,373
    750     +Vitesse Semiconductor Corp..............   24,516
  2,674     +American Media Inc......................   18,718
    700     +Mirage Resorts Inc......................   17,675
    200      Nike Inc. Cl B..........................   11,675
    527      Russ Berrie & Co Inc....................   11,561
    300      King World Productions Inc..............   10,500
    124      Eastman Kodak Co........................    9,517
    340      TJX Companies Inc.......................    8,968
    200      Callaway Golf Co........................    7,100
     94      CVS Corp................................    4,817
    668      Uno Restaurant Corp.....................    4,718
    222      Walbro Corp.............................    4,496
    349      Stride Rite Corp........................    4,493
    300     +Office Max Inc..........................    4,331
    100     +Williams Sonoma Inc.....................    4,275

           See notes to financial statements                 Page 3

TOMORROW FUNDS RETIREMENT TRUST

SCHEDULES OF INVESTMENTS JUNE 30, 1997 (UNAUDITED)


 NUMBER
OF SHARES                         SECURITY                               VALUE
---------                         --------                              -------
                TOMORROW LONG-TERM RETIREMENT FUND (continued)
   200      International Game Tech .................................   $ 3,550
    33      Penney (J.C.) & Co, Inc. ................................     1,722
    40      Gap Inc. ................................................     1,555
    50     +Viacom Inc. Cl B ........................................     1,500
   100      Champion Enterprises Inc. ...............................     1,487
    27      Dayton Hudson Corp. .....................................     1,436
    30      Jones Apparel Group .....................................     1,433
    38      Miller (Herman) Inc. ....................................     1,368
    40      Mattel Inc. .............................................     1,355
    40     +Lands' End Inc. .........................................     1,185
    56      The Limited Inc. ........................................     1,134
    36     +HSN, Inc. ...............................................     1,125
    11      Gannet Inc. .............................................     1,086
    33      Service Corp International ..............................     1,085
    28     +Nine West Group Inc. ....................................     1,069
    21      Tiffany & Co. ...........................................       970
    32      Wallace Computer Services Inc. ..........................       962
    30     +Fruit of the Loom Inc. ..................................       930
    20      Masco Corp. .............................................       835
    21      TCA Cable TV Inc. .......................................       790
    17      HON Industries Inc. .....................................       752
    11      Houghton Mifflin Co. ....................................       734
    27     +Jacobs Engineering Group Inc. ...........................       726
    60     +Burlington Industries Inc. ..............................       720
   123      Ekco Group Inc. .........................................       715
    48     +Best Buy Company Inc. ...................................       714
    20      Carlisle Companies Inc. .................................       697
    29     +International Dairy Queen Inc Cl A ......................       696
    16      Belo (AH) Corp. .........................................       666
    38      Fingerhut Companies Inc. ................................       663
    12      Fluor Corp. .............................................       662
    13      Rite Aid Corp. ..........................................       648
    22      Meredith Corp. ..........................................       638
    29      Osh Kosh B'Gosh Cl A. ...................................       631
   224     +Intelligent Electronics Inc. ............................       630
    22      Banta Corp. .............................................       597
    10      McGraw-Hill Companies Inc. ..............................       588
    20      McClatchy Newspapers Cl A ...............................       588
    48      K Mart Stores ...........................................       588
    12      McDonald's Corp. ........................................       580
    16      La Z Boy Inc. ...........................................       576
    29     +AnnTaylor Stores Corp. ..................................       566
    18      Fab Industries Inc. .....................................       564
    10      Tandy Corp. .............................................       560
    10      Whirlpool Corp. .........................................       546
    11      New York Times Co Cl A ..................................       544
    16      John Wiley & Sons .......................................       542
    16      Genuine Parts Co. .......................................       542
    11      Chris Craft Industries Inc. .............................       531
    50      Crown Crafts Inc. .......................................       525
    13      National Presto Industries ..............................       524
    12      South Down Inc. .........................................       524
    20      Longs Drug Stores .......................................       524
    26      Sturm Ruger & Co Inc. ...................................       510
    18      Bassett Furniture Industries Inc. .......................       510
    14      Circuit City Stores .....................................       498
    49      Syms Corp. ..............................................       487
    37     +Johnson Worldwilde Association Inc Cl A .................       476
    10      Harcourt General ........................................       476
    35      Falcon Products Inc. ....................................       470
    18      Maytag Corp. ............................................       470
    12      Plenum Publishing Corp. .................................       462
    23      Luby's Cafeterias Inc. ..................................       459
    14      Puerto Rican Cement Inc. ................................       456
    16      Hasbro Inc. .............................................       454
    11      Dow Jones & Co Inc. .....................................       442
    13     +Avatar Holdings Inc. ....................................       436
    26      Donnelly Corp. ..........................................       436
    16      Unitog Co. ..............................................       432
    20      Apogee Enterprises Inc. .................................       430
    36     +Playboy Enterprises Inc Cl B ............................       416
    22      Duty Free International DFI Inc. ........................       413
    15     +Mac Frugals Bargains Closeout ...........................       409
    22      AMC Entertainment Inc. ..................................       404
    18      Cooper Tire & Rubber ....................................       396
    11      Echlin Inc. .............................................       396
    20      Granite Construction Inc. ...............................       395
    19      Guilford Mills Inc. .....................................       395
    18      Waverly Inc. ............................................       387
    12      Starrett LS Co Cl A .....................................       383
    91      Topps Co Inc. ...........................................       381
    10      Black & Decker Corp. ....................................       372
    10      American Greetings-Cl A .................................       371
    34      Nashua Corp. ............................................       370
    14      Lee Enterprises Inc. ....................................       369
    42     +Lifetime Hoan Corp. .....................................       368
    62     +Shoney's Inc. ...........................................       368
    11     +Carmike Cinemas Inc. Cl A ...............................       360
    10      Dillards Inc Cl A .......................................       346
    12      Arvin Industries Inc. ...................................       327
    12      Standard Products Co. ...................................       303
    32     +Buffets Inc. ............................................       270
    11     +Woolworth Corp. .........................................       264
    18      Hancock Fabrics Inc. ....................................       248
    11     +Gibson Greetings Inc. ...................................       247
    17      Ladd Furniture Inc. .....................................       234
    75     +Service Merchandise Inc. ................................       225
    10      CPI Corp. ...............................................       210
    10      Viad Corp. ..............................................       192
    11     +Navistar International Corp. ............................       190
     3     +Payless Shoesource Inc. .................................       164


Page 4                     See notes to financial statements

TOMORROW FUNDS RETIREMENT TRUST

SCHEDULES OF INVESTMENTS JUNE 30, 1997 (UNAUDITED)

  NUMBER
OF SHARES                    SECURITY                          VALUE
---------                    --------                          -----

            TOMORROW LONG-TERM RETIREMENT FUND (continued)

   12       A.T. Cross Co Cl A..............................  $    153
   13       Ennis Business Forms............................       125
   38       CML Group Inc...................................        69
                                                              --------
                                                               301,008
                                                              --------
            CONSUMER NON CYCLICAL (5.6%)
  511       Pioneer Hi Bred International...................    40,880
  721       Delechamps Inc..................................    23,072
  725       Caseys General Stores Inc.......................    15,610
  300       Philip Morris Companies Inc.....................    13,313
  315       Universal Foods Corp............................    12,009
  720       Blair Corp......................................    10,350
  200       Ross Stores Inc.................................     6,538
  150       Wolverine World Wide Inc........................     4,556
  335       WLR Foods Inc...................................     2,722
   11       Unilever NV ADR.................................     2,355
   27       Kellogg Co......................................     2,312
   93       IBP Inc.........................................     2,162
   86       Archer Daniels Midland Co.......................     2,021
   44       Anheuser- Busch Companies Inc...................     1,845
   28       Conagra Inc.....................................     1,796
   37       Heinz H J Co....................................     1,707
   45       Albertsons Inc..................................     1,643
   24       Colgate- Palmolive Co...........................     1,566
   76       Tyson Foods Inc Cl A............................     1,454
   32       Sysco Corp......................................     1,168
   43       International Multifoods Corp...................     1,080
   22       Lancaster Colony Corp...........................     1,064
   63       Flowers Industries Inc..........................     1,059
   64       Ruddick Corp....................................     1,056
   23       Quaker Oats Co..................................     1,032
   11       CPC International Inc...........................     1,015
   35       UST Inc.........................................       971
   19       Tambrands Inc...................................       948
   11       Ralston Purina Co...............................       904
   33       Church & Dwight Co Inc..........................       883
   13       General Mills Inc...............................       847
   42       Genovese Drugs Stores...........................       827
   24       Stanhome Inc....................................       789
   11       Avon Products Inc...............................       776
   18       Dean Foods Co...................................       727
   27       Premark International...........................       722
   27       Coors (Adolph) Cl A.............................       719
   24       Kroger Co.......................................       696
   19       Hannaford Brothers Co...........................       676
   12       Hershey Foods Corp..............................       664
   13       Tootsie Roll Industries.........................       578
   14       Dreyers Grand Ice Cream Inc.....................       553
   11       American Stores Co..............................       543
   14       +Canandaigua Wine Inc Cl B......................       502
   56       Bridgeford Foods Corp...........................       497


  NUMBER
OF SHARES                       SECURITY                       VALUE
---------                       --------                       -----

             TOMORROW LONG-TERM RETIREMENT FUND (continued)

    45      Cash America International Inc..................  $    472
    25      Goodmark Foods Inc..............................       469
    21      Nash Finch Corp.................................       465
    17      Whitman Corp....................................       430
    21      Lance Inc.......................................       402
    23      Strawbridge & Clothier..........................       374
    10      Giant Food Inc Cl A.............................       326
    16      Arbor Drugs Inc.................................       322
    14      First Brands Corp...............................       321
    13      Smart & Final Inc...............................       319
    17      Savannah Foods & Industries.....................       299
    14      Michael Foods Inc...............................       259
    10      Rykoff-Sexton Inc...............................       233
    10      Dial Corp.......................................       156
                                                              --------
                                                               174,054
                                                              --------

            ENERGY (7.9%)
 1,860      Exxon Corp......................................   114,390
   422      Atlantic Richfield Co...........................    29,751
   420      Royal Dutch Petroleum Co ADR....................    22,837
   158      Mobil Corp......................................    11,040
   128      Chevron Corp....................................     9,464
   323      +Tuboscope Vetco International Corp.............     6,420
   932      +Getty Petroleum Marketing......................     4,660
    46      Amoco Corp......................................     3,999
   141      +Global Marine Inc..............................     3,278
    50      Anadarko Petroleum Co...........................     3,000
    43      +Ensco International Inc........................     2,268
    75      Tosco Corp......................................     2,245
    17      Schlumberger Ltd................................     2,125
    52      +Weather Ford Enterra Inc.......................     2,002
    35      Phillips Petroleum Co...........................     1,531
    58      +Nabors Industries Inc..........................     1,450
    13      Texaco Inc......................................     1,414
    23      +Smith International Inc........................     1,397
    49      Occidental Petroleum Corp.......................     1,228
    36      USX-Marathon Group..............................     1,040
   148      +Harken Energy Corp.............................     1,036
    18      +BJ Services Co.................................       965
    20      Triton Energy Ltd...............................       916
    24      Parker & Parsley Petroleum Co...................       849
    23      Valero Energy Corp..............................       834
    19      Williams Companies Inc..........................       831
    53      Quaker St Corp..................................       808
    14      Helmerich & Payne Inc...........................       807
    10      Halliburton Co..................................       793
    24      Mapco Inc.......................................       756
    39      Berry Petroleum Cl A............................       741
    13      Coastal Corp....................................       691
    11      Amerada Hess Corp...............................       611

                    See notes to financial statements         Page 5

TOMORROW FUNDS RETIREMENT TRUST

SCHEDULES OF INVESTMENTS JUNE 30, 1997 (UNAUDITED)

  NUMBER
OF SHARES                  SECURITY                             VALUE
----------                 --------                             -----

             TOMORROW LONG-TERM RETIREMENT FUND (continued)

    64      Ranger Oil Ltd..................................  $    596
    14      National Fuel Gas Co............................       587
    31      Wiser Oil Co....................................       572
    17      Ultra Diamond Shamrock Corp.....................       555
    11      Murphy Oil Corp.................................       536
    16      Sun Co Inc......................................       496
    11      Burlington Resources Inc........................       485
    34      +HS Resources Inc...............................       480
    12      Baker Hughes Inc................................       464
    30      +Crown Central Petroleum Cl A...................       439
    14      Vintage Petroleum Inc...........................       430
    19      CTG Resources Inc...............................       418
    16      Holly Corp......................................       397
    12      +Varco International Inc........................       387
    27      +Parker Drilling Co.............................       300
    10      +Barrett Resources Corp.........................       299
    15      +Pool Energy Services Co........................       272
    10      Oryx Energy Co..................................       211
    13      +Plains Resources Inc...........................       192
    10      Santa-Fe Energy Resources.......................       147
    11      +Hondo Oil & Gas Co.............................        78
                                                              --------
                                                               244,518
                                                              --------

            FINANCE (7.4%)
   722      American Federal Bank...........................    23,285
 1,027      State Auto Financial Corp.......................    23,108
   530      Southtrust Corp.................................    21,929
   220      Progressive Corp................................    19,140
   100      Cigna Corp......................................    17,750
   300      Charter One Financial...........................    16,162
   220      Comerica Inc....................................    14,960
   230      Commerce Bancshares Inc.........................    10,407
   100      American National Insurance Co..................     8,925
   200      Provident Financial Group Inc...................     8,550
    90      Paine Webber Group Inc..........................     3,150
    30      Summit Bankcorp.................................     1,504
    21      Lincoln National Corp Ltd.......................     1,352
    39      Keystone Financial Inc..........................     1,219
    30      Mercantile Bankshares Corp......................     1,200
    86      Hibernia Corp Cl A..............................     1,199
    18      U.S. Bancorp....................................     1,154
    11      Transatlantic Holdings Inc......................     1,092
    40      HCC Insurance Holdings Inc......................     1,068
    22      +Policy Management Systems Corp.................     1,034
    10      Loews Corp......................................     1,001
    20      AFLAC Inc.......................................       945
    14      Chubb Corp......................................       936
    20      UNUM Corp.......................................       840
    18      Wilmington Trust Co.............................       823
    33      City National Corp..............................       794

 NUMBER
OF SHARES                       SECURITY                         VALUE
---------                       --------                         -----

             TOMORROW LONG-TERM RETIREMENT FUND (continued)

    17      Pacific Century Financial.......................  $    786
    23      American Heritage Life Investors................       759
    21      New York Bancorp Inc............................       730
    15      Forest City Enterprises Inc Cl A................       716
    16      Dauphin Deposit Corp............................       713
    11      Frontier Insurance Group Inc....................       712
    27      Mid America Bancorp.............................       677
    18      RLI Corp........................................       656
    13      Merchants New York Bancorp......................       637
    23      Magna Bancorp Inc...............................       630
    15      American Financial Enterprise Inc...............       630
    12      National City Corp..............................       630
    30      Heritage Financial Service Inc..................       619
    16      BSB Bancorp Inc.................................       612
    15      +Medical Assurance Inc..........................       609
    12      Protective Life Corp............................       603
    14      United Bankshares Inc...........................       592
    14      National City Bancshares Inc....................       581
    34      Hilb, Rogal & Hamilton Co.......................       578
    15      Community First Bankshares......................       576
    20      Suffolk Bancorp.................................       575
    11      United Carolina Bancshares......................       572
    15      First Western Bancorp Inc.......................       566
    14      First Financial Bancorp.........................       564
    15      Trenwick Group Inc..............................       563
    14      Acordia Inc.....................................       560
    13      First United Bancshares Inc.....................       556
    21      First Source Corp...............................       556
    14      Wesbanco Inc....................................       555
    13      Student Loan Corp...............................       552
    11      Midland Co......................................       550
    10      US Bancorp Inc..................................       545
    24      Baldwin & Lyons Inc.............................       543
    33      Crawford & Co...................................       536
    20      Fulton Financial Corp...........................       535
    11      Banc One Corp...................................       533
    11      Selective Insurance Group.......................       533
    13      Liberty Corp....................................       530
    14      Gallagher (Arthur J.) & Co......................       529
    18      Hubco Inc.......................................       522
    12      JSB Financial Inc...............................       519
    14      Poe & Brown Inc.................................       518
    11      Fort Wayne National Corp........................       517
    13      Albank Financial Corp...........................       514
    13      Susquehanna Bancshares Inc......................       510
    13      Firstbank Ill Co................................       509
    12      Whitney Holding Corp............................       507
    18      F & M Bancorp Frederick Md......................       499
    10      Hancock Holding Co..............................       490
    10      Horace Mann Educator............................       490
    23      First Commonwealth Financial Corp...............       489


Page 6                     See notes to financial statements

TOMORROW FUNDS RETIREMENT TRUST

SCHEDULES OF INVESTMENTS JUNE 30, 1997 (UNAUDITED)


 NUMBER
OF SHARES                 SECURITY                       VALUE
---------                 --------                       -----

            TOMORROW LONG-TERM RETIREMENT FUND (continued)

    18      Zenith National Insurance............     $    486
    12      CNB Bancshares Inc...................          486
    16      First Merchants Corp.................          484
    22      National Commerce Bancorp............          484
    11      BT Financial Corp....................          481
    12      Associated Banc Corp.................          474
    11      UMB Financial Corp...................          474
    14      National Penn Bancshares Inc.........          472
    14      S&T Bancorp Inc......................          469
    10      Safeco Corp..........................          467
    10      Banknorth Group Inc..................          463
    11      One Valley Bancorp Inc...............          462
    19      SEI Investment Co....................          458
    11      Farmers Capital Bank Corp............          457
    15      First Michigan Bank Corp.............          454
    22      NYMagic Inc..........................          454
    11      First Commercial Corp................          452
    12      First Financial Corp.................          447
    36      EMC Insurance Group Inc..............          446
    13      Citizens Banking Corp Michigan.......          445
    15     +UICI.................................          442
    14      Deposit Guaranty Corp................          441
    16      Brenton Banks Inc....................          440
    24      Mid Am Inc...........................          438
    14      Bank of Granite Corp.................          423
    14      Argonaut Group Inc...................          413
    18      Trustco Bank Corp....................          385
    13      Bancorp South Inc....................          377
    40      Gainsco Inc..........................          375
    17      CBT Corp.............................          372
    13      Corus Bankshares Inc.................          367
    10      Tompkins County Trustco Inc..........          358
    13      USF&G Corp...........................          312
    11      Valley National Bancorp..............          298
     3     +SLH Corp.............................          231
    10      First Commercial Bancshares..........          229
    12      ALFA Corp............................          166
    20     +Citizens Inc Cl A....................          153
     2      Conseco Inc..........................           74
                                                      --------
                                                       228,719
                                                      --------
            HEALTH (5.6%)
   341      Amgen Inc............................       19,821
   172      Bristol-Myers Squibb Co..............       13,932
   500     +Genzyme Corp.........................       13,875
   222      Corning Inc..........................       12,349
   100      Lilly Eli & Co.......................       10,931
   142      American Home Products Corp..........       10,863
   230     +Vencor Inc...........................        9,948


  NUMBER
OF SHARES                 SECURITY                       VALUE
---------                 --------                       -----

            TOMORROW LONG-TERM RETIREMENT FUND (continued)

   242      Columbia Healthcare Corp.............     $  9,514
   226      Pharmacia & Upjohn Inc...............        7,853
   331     +Tecnol Medical Products Inc.. .......        7,365
   260     +Healthsouth Corp............. .......        6,484
   200     +NBTY Inc..................... .......        5,600
   100      Biogen Inc...........................        3,387
    66      Schering-Plough Corp.................        3,160
    24      Warner Lambert Co....................        2,982
    57     +Forest Laboratories Inc..............        2,362
    40      Cardinal Health Inc..................        2,290
   125      Mylan Laboratories Inc...............        1,844
    53     +Centocor Inc.........................        1,646
    77     +Horizon/CMS Healthcare Corp.. .......        1,545
    81     +Nellcor Inc.................. .......        1,468
    72     +Value Health Inc............. .......        1,458
    30      Beckman Instruments Inc..............        1,447
   103     +Perrigo Co............. .............        1,288
    19     +Boston Scientific Corp. .............        1,167
    41      Bergen Brunswig Corp.................        1,143
    38      Tenet Healthcare Corp................        1,123
    25     +Watson Pharmaceuticals............ ..        1,056
    15     +Pacificare Health Systems Cl B.... ..          958
    31     +Foundation Health Systems Cl A.... ..          940
   100     +Liposome Inc...................... ..          894
    28      Diagnostic Products..................          884
    18      Dentsply International Inc...........          882
    37     +Humana Inc...........................          856
    39      Carter Wallace Inc...................          697
    47     +Novacare Inc.........................          652
    25      Pall Corp............................          581
    11      Bausch & Lomb Inc....................          518
    18      West Inc.............................          515
    17     +ALZA Corp........................ ...          492
    11     +Advanced Technology Laboratories. ...          473
    12      Bard (CR) Inc........................          436
    12      Seafield Capital Corp................          429
    11      Mallinckrodt Inc.....................          418
    22      Biomet Inc...........................          410
    17      Acuson Corp..........................          391
    10     +St. Jude Medical Inc.................          390
    12      Allergan Inc.........................          382
    21      Kinetic Concepts Inc.................          378
    37     +Medco Research Inc. .................          356
    16     +Datascope Corp..... .................          314
    33      Epitope Inc..........................          260
    14     +Beverly Enterprises Inc..............          228
    15     +Advanced Magnetics Inc...............          163
     5     +Covance Inc..........................           97
                                                      --------
                                                       171,895
                                                      --------

           See notes to financial statements           Page 7

TOMORROW FUNDS RETIREMENT TRUST

SCHEDULES OF INVESTMENTS JUNE 30, 1997 (UNAUDITED)


 NUMBER
OF SHARES                   SECURITY                     VALUE
---------                   --------                     -----

            TOMORROW LONG-TERM RETIREMENT FUND (continued)

          INDUSTRIAL (5.5%)
  821     Wackenhut Corp...........................     $19,704
  525     Raymond Corp.............................      17,145
  823     X-Rite Inc...............................      15,637
  200     General Electric Co......................      13,075
  926     Dames & Moore Inc........................      11,459
  327     Tejon Ranch Co...........................       6,213
  326     +Vallen Corp.............................       5,950
  224     True North Communications................       5,544
  318     Commercial Intertech Corp................       4,432
   90     Equifax, Inc.............................       3,347
   54     Omnicom Group Inc........................       3,328
   28     Minnesota Mining & Manufacturing Co......       2,856
   33     +HFS Inc.................................       1,914
   36     +Healthcare Compare Corp.................       1,886
   42     Hubbell Inc Cl B.........................       1,848
   42     First Data Corp..........................       1,845
   70     Westinghouse Electric Corp...............       1,619
   46     Waste Management Inc.....................       1,478
   31     +Fiserv Inc..............................       1,383
   24     Emerson Electric Co......................       1,322
   34     Kelly Services Inc Cl A..................       1,067
   40     Dun & Bradstreet Corp....................       1,050
   28     Dresser Industries Inc...................       1,043
   25     Molex Inc................................         913
   18     +Volt Information Sciences Inc...........         909
   15     Deere & Co...............................         823
   47     +Allied Waste Industries Inc.............         817
   14     Tredegar Industries Inc..................         777
   19     Paychex Inc..............................         722
   34     McGrath Rent Corp........................         697
   10     Tyco International Ltd...................         696
   22     Teleflex Inc.............................         688
   18     Donaldson Co Inc.........................         684
   17     +Christiana Companies....................         678
   11     Parker Hannifin Corp.....................         668
   21     +CSS Industries Inc......................         664
   14     Gleason Corp.............................         651
   26     Amcast Industrial Corp...................         650
   10     Nordson Corp.............................         642
   20     Trinity Industries Inc...................         635
   19     IDEX Corp................................         627
   42     Rollins Truck Leasing Corp...............         625
   19     Pentair Inc..............................         625
   18     Keystone International Inc...............         624
   47     Graphic Industries.......................         623
   21     Baldor Electric Co.......................         621
   10     Dover Corp...............................         615
   10     Interpublic Group of Companies Inc.......         613

SCHEDULES OF INVESTMENTS JUNE 30, 1997(UNAUDITED)


  NUMBER
OF SHARES                  SECURITY                        VALUE
---------                  --------                        -----

             TOMORROW LONG-TERM RETIREMENT FUND (continued)

   95     +Handleman Co............................     $   606
   14     Stone & Webster Inc......................         598
   19     Standard Register Co.....................         582
   16     Applied Industrial Technologies Inc......         576
   35     ADVO Inc.................................         569
   10     TRW Inc..................................         568
   20     +Littelfuse Inc..........................         565
   19     Modine Manufacturing Co..................         565
   54     Blessings Corp...........................         564
   10     NACCO Industries Inc Cl A................         564
   24     Ametek Inc...............................         564
   36     Kaman Corp CL A..........................         554
   19     Brady W H Co.............................         551
   12     MacDermid Inc............................         550
   20     Lawson Products Inc......................         540
   23     Landauer Inc.............................         533
   16     Tennant Co...............................         532
   27     Penn Engineering & Manufacturing Corp....         530
   11     Fisher Scientific International..........         522
   13     Hughes Supply Inc........................         520
   26     ABM Industries Inc.......................         502
   17     Durco International Inc..................         497
   10     Kaydon Corp..............................         496
   25     Sevenson Environmental Services..........         487
   18     Varlen Corp..............................         484
   16     American List Corp.......................         482
   18     International Aluminum Corp..............         477
   46     +Thermo Fibertek Inc.....................         471
   33     Laidlaw Inc Cl B.........................         456
   14     Commercial Metals........................         452
   28     Oil-Dri Corp America.....................         450
   24     Brown Group Inc..........................         449
   11     Stanley Works............................         440
   26     Sotheby's Holdings Cl A..................         439
   31     +Information Resources Inc...............         438
   23     +Osmonics Inc............................         424
   10     +Ceridian Corp...........................         422
   14     Graco Inc................................         422
   10     Cognizant Corp...........................         405
   12     Butler Manufacturing Co..................         397
   20     Alico Inc................................         392
   18     +Lydall Inc..............................         380
   11     Robbins & Myers Inc......................         358
   56     +Insituform Technologies Cl A............         343
   10     Deluxe Corp..............................         341
   14     Harland Co...............................         319
   13     Watts Industries Inc Cl A................         312
   45     UNR Industries Inc.......................         309


Page 8         See notes to financial statements

TOMORROW FUNDS RETIREMENT TRUST

SCHEDULES OF INVESTMENTS JUNE 30, 1997 (UNAUDITED)

 NUMBER
OF SHARES              SECURITY                          VALUE
---------              --------                          -----

            TOMORROW LONG-TERM RETIREMENT FUND (continued)

   18      +Cuno Inc................................    $    301
   10      Standex International Corp...............         300
   13      American Business Products...............         296
   10      McDermott International Inc..............         292
   12      Albany International Corp Cl A...........         270
   10      EG&G Inc.................................         225
   13      Cadmus Communications Corp...............         202
   10      Lilly Industries Inc Cl A................         201
   63      +Laidlaw Environmental Services..........         189
   31      +GRC International, Inc..................         171
    6      +Halter Marine Group Inc.................         144
   28      +Air & Water Technology..................          84
    3      +Echelon International Corp..............          68
    3      +ACNielsen Corp..........................          59
                                                        --------
                                                         168,231
                                                        --------

           REAL ESTATE INVESTMENT TRUST (1.7%)
  932      Getty Realty Corp........................      16,427
1,106      United Dominion Realty Trust Inc.........      15,691
  336      Western Investment Real Estate...........       4,662
  221      Universal Health Realty Income...........       4,185
   67      First Union Real Estate..................         946
   41      CRIIMI Mae Inc...........................         656
   13      Equity Residential Properties Trust......         618
   22      BRE Properties Inc.......................         553
   47      IRT Property Co..........................         552
   24      MGI Properties...........................         529
   19      Federal Realty Investment................         513
   13      National Health Investors, Inc...........         510
   28      LTC Properties Inc.......................         507
   20      American Health Properties...............         502
   22      Penn Real Estate Investment..............         494
   29      Kranzco Realty Trust SBI.................         493
   15      Omega Healthcare Investors Inc...........         490
   20      Health Care, Inc.........................         486
   31      Commercial Net Lease Realty..............         475
   33      Burham Pacific Properties Inc............         454
   42      Berkshire Realty Co......................         446
   20      Nationwide Health........................         440
   18      Allied Capital Commercial Corp...........         432
   12      Taubman Centers Inc......................         159
    5      +Wellsford Real Properties...............          55
  233      CRI Liquidating Inc......................          26
                                                        --------
                                                          51,301
                                                        --------

           TECHNOLOGY (11.5%)
1,085      +3Com Corp...............................      48,825
  200      Intel Corp...............................      28,363
  200      +Microsoft Corp..........................      25,275
  460      Sprint Corp..............................      24,207

 NUMBER
OF SHARES                  SECURITY                      VALUE
---------                  --------                      -----

           TOMORROW LONG-TERM RETIREMENT FUND (continued)

  400      +Lattice Semiconductor Corp..............    $ 22,600
  442      +Compuware Corp..........................      21,105
  200      +Novellus Systems Inc....................      17,300
  900      +Nextel Communications Inc Cl A..........      17,044
  530      +Atmel Corp..............................      14,840
  118      +Dell Computer Corp......................      13,858
1,300      +Chips & Technologies Inc................      13,488
  300      Southern New England Telecommunications..      11,663
  220      +Comverse Technology Inc.................      10,400
  112      GTE Corp.................................       9,477
  200      +SunGard Data Systems....................       9,300
  161      +Keane Inc...............................       8,372
1,141      +AST Research Inc........................       6,026
  100      BMC Software, Inc........................       5,537
  200      +American Management Systems Inc.........       5,350
  130      +ADC Telecommunications Inc..............       4,339
   80      Boeing Co................................       4,245
  140      Analog Devices Inc.......................       3,719
  239      +Trident Microsystems Inc................       2,689
   33      McDonnell Douglas Corp...................       2,260
   44      US West Inc..............................       1,658
   39      Century Telephone Enterprises............       1,314
   24      Raytheon Co..............................       1,224
   35      Alltel Corp..............................       1,170
   42      +Structural Dynamics Research Corp.......       1,103
   83      Sensormatic Electronics Corp.............       1,069
   22      +Litton Industries Inc...................       1,063
   20      +Stratus Computer Inc....................       1,000
   13      Thiokol Corp.............................         910
   10      Eaton Corp...............................         873
   14      SBC Communications.......................         866
   11      Honeywell Inc............................         835
   11      CTS Corp.................................         758
   21      +Esterline Technologies Corp.............         739
   12      Fluke Corp...............................         711
   31      Aliant Communications....................         604
   23      Cubic Corp...............................         598
   84      +Borland International...................         583
   10      Sequa Corp Cl A..........................         564
   17      MTS Systems Corp.........................         518
   14      +Advanced Micro Devices Inc..............         504
   72      +Novell Inc..............................         500
   32      Bell Industries Inc......................         500
   11      +Storage Technology Corp.................         489
   14      Analysts International Corp..............         469
   13      +Tekelec.................................         460
   29      Daniel Industries........................         448
   21      Boole & Babbage Inc......................         446

          See notes to financial statements                  Page 9

TOMORROW FUNDS RETIREMENT TRUST

SCHEDULES OF INVESTMENTS JUNE 30, 1997 (UNAUDITED)

  NUMBER
OF SHARES                  SECURITY                      VALUE
---------                  --------                      -----

            TOMORROW LONG-TERM RETIREMENT FUND (continued)

        11  +BRC Holdings Inc......................    $    418
        14   Ikon Office Solutions Inc.............         349
        17   Frontier Corp.........................         339
        23  +Apple Computer Inc....................         328
       104  +Phonetel Technologies Inc.............         312
        14  +Rohr Inc..............................         307
       162  +Executone Information Systems Inc.....         273
        11  +Magnetek Inc..........................         183
        21  +Unisys Corp...........................         160
        12   Amdahl Corp...........................         106
        12  +Intergraph Corp.......................         102
       235  +Radius Inc............................          66
         2  +Quest Diagnostic Inc..................          41
                                                       --------
                                                        355,242
                                                       --------
             TRANSPORTATION (0.8%)
       524   International Shipholding Corp........       8,941
       326  +Yellow Corp...........................       7,294
        24   Burlington Northern Santa Fe..........       2,157
        29   ASA Holdings Inc......................         830
        12  +Federal Express Corp..................         693
        26   Alexander & Baldwin...................         679
        41   Hunt J B Transportation Services Inc..         610
        50  +USA Truck Inc.........................         562
        12   Caliber Systems Inc...................         447
        44   Frozen Foods Express Industries.......         379
        21   Arnold Industries Inc.................         357
        10  +Swift Transportation Co Inc...........         295
                                                       --------
                                                         23,244
                                                       --------

             UTILITIES (7.9%)
     1,647   PG & E Corp...........................      39,940
       822   Duke Energy Corp......................      39,405
       630   New England Electric..................      23,310
       927   St Joseph Light & Power...............      15,180
       727   Philadelphia Suburban Corp............      13,904
       727   Eastern Utilities.....................      13,268
       352   GPU Inc...............................      12,628
       525   Public Service Co.....................      10,073
       329   United Water Resources Inc............       6,374
       228   Puget Sound Energy Inc................       6,042
       327  +Tuscon Electric Power Co..............       4,742
        32   El Paso Natural Gas...................       1,760
        53   Florida Progress Corp.................       1,660
        46   CMS Energy Corp.......................       1,621
        73   Southern Co...........................       1,597
        45   Central Hudson Gas & Electric Corp....       1,550
       153   Northeast Utilities...................       1,463
        63   Montana Power Co......................    $  1,461
        67   Ohio Edison Co........................       1,461
        35   Enron Corp............................       1,428
        57   Scana Corp............................       1,414
        58   Potomac Electric Power................       1,341
        50   Boston Edison Co......................       1,319
        31   Nipsco Industries.....................       1,281
        30   Public Service Co of Colorado.........       1,245
        32  +California Energy Inc.................       1,216
        61   Midamerican Energy Holdings...........       1,056
        38   Edison International..................         945
        29   IPALCO Entreprises....................         906
        34   Indiana Energy Inc....................         831
        25   MCN Energy Group Inc..................         766
        59   Central Maine Power Co................         730
        40   Public Service Co of New Mexico.......         715
        25   Black Hills Corp......................         712
        17   Southwestern Public Service...........         668
        32   New York State Electric & Gas.........         668
        30   Northwestern Public Service...........         645
        30   American Water Works..................         641
        29   LG & E Energy Corp....................         640
        28   Pacificorp............................         616
        18   Energen Corp..........................         606
        21   Brooklyn Union Gas Co.................         601
        27   Houston Industries....................         579


  NUMBER
OF SHARES                  SECURITY                      VALUE
---------                  --------                      -----

            TOMORROW LONG-TERM RETIREMENT FUND (continued)

        13   California Water Services Co..........         572
        26   Nevada Power..........................         552
        10   SJW Corp..............................         525
        10   Sonat Inc.............................         512
        20   Pennsylvania Enterprises Inc..........         511
        13  +Tejas Gas Corp........................         510
        16   Idaho Power Co........................         502
        16   New Jersey Resources Corp.............         502
        13   Hawaiian Electric Industries..........         502
        15   North Carolina Natural Gas Corp.......         501
        12   Cilcorp Inc...........................         494
        20   Southern California Water Co..........         490
        14   CINergy Corp..........................         487
        19   SIG Corp Inc..........................         482
        20   Atmos Energy Corp.....................         480
        20   MDU Resources Group Inc...............         480
        16   IES Industries Inc....................         472
        23   AGL Resources Inc.....................         471
        12   Wicor Inc.............................         467
        15   E Town Corp...........................         463
        18   Piedmont Natural Gas Inc..............         462
        11   American Electric Power Co............         462
        10   FPL Group Inc.........................         461
        17   Aquarion Co...........................         459
        28   Cascade Natural Gas Corp..............         458



   Page 10             See notes to financial statements

TOMORROW FUNDS RETIREMENT TRUST

SCHEDULES OF INVESTMENTS JUNE 30, 1997 (UNAUDITED)

 NUMBER
OF SHARES                 SECURITY                   VALUE
---------                 --------                   -----

             TOMORROW LONG-TERM RETIREMENT FUND (continued)

      19     Commonwealth Energy System.........   $      455
      13     Eastern Enterprises................          452
      21     Central & South West Corp..........          446
      19     United Cities Gas Co...............          446
      20     South Jersey Industries............          445
      17     Northwest Natural Gas Co...........          445
      19     TNP Entreprise Inc.................          441
      13     Otter Tail Power Co................          429
      17     Washington Gas Light Co............          427
      16     Bay State Gas......................          426
      18     Green Mountain Power...............          426
      19     UGI Corp...........................          420
      13     Oneok Inc..........................          418
      24     Empire District Electric...........          415
      12     Texas Utilities Co.................          413
      19     Laclede Gas Co.....................          413
      20     Madison Gas & Electric.............          410
      12     Orange & Rockland Utilities........          403
      11     Dominion Resources Inc.............          403
      12     Pacific Enterprises................          403
      15     WPS Resources Corp.................          401
      18     Colonial Gas Co....................          379
      10     Union Electric Co..................          377
      12     United Illuminating................          371
      13     Entergy Corp.......................          356
      17     PP & L Resources Inc...............          339
      13     Yankee Energy System...............          319
      40     Citizens Utilities Co Cl B.........          317
      15     Western Gas Resources Inc..........          292
      11     Connecticut Energy Corp............          267
      11     Noram Energy Corp..................          168
      16     +Niagara Mohawk Power..............          137
                                                   ----------
                                                      243,544
                                                   ----------
             TOTAL COMMON STOCKS
             (Cost $1,773,697)..................    2,040,932
                                                   ----------
             UNIT INVESTMENT TRUST (4.6%)
             (Cost $128,505)
   1,589     Standard & Poors Depositary Receipt      140,329
                                                   ----------
             OPEN END INVESTMENT COMPANY (4.7%)
             (Cost $128,480)
  12,271     BT EAFE Equity Index Fund..........      145,778
                                                   ----------

PRINCIPAL
AMOUNT
------
             US TREASURY OBLIGATIONS (17.7%)
             US TREASURY BOND (1.8%)
$ 55,000     US T-Bond 6.875% Due 8/15/25.......       55,206
                                                   ----------


PRINCIPAL
AMOUNT                    SECURITY                   VALUE
------                    --------                   -----

             TOMORROW LONG-TERM RETIREMENT FUND (CONTINUED)


             US TREASURY NOTES (15.9%)
$191,000     US T-Note 5.50% Due 11/15/98.......   $  189,865
  15,000     US T-Note 6.50% Due 5/31/01........       15,082
 158,000     US T-Note 6.50% Due 8/15/05........      157,556
 125,000     US T-Note 7.00% Due 7/15/06........      128,594
                                                   ----------
                                                      491,097
                                                   ----------
             TOTAL US TREASURY OBLIGATIONS
              (Cost $546,980) ..................      546,303
                                                   ----------
             TOTAL INVESTMENTS (93.3%)
              (Cost $2,577,662) ................    2,873,342

              OTHER ASSETS IN EXCESS OF
               LIABILITIES (6.7%) ..............      205,150
                                                   ----------

              TOTAL NET ASSETS (100.0%) ........   $3,078,492
                                                   ==========

+ Non-income producing security.

 NUMBER
OF SHARES                 SECURITY                   VALUE
---------                 --------                   -----

              TOMORROW MEDIUM-TERM RETIREMENT FUND

               COMMOM STOCK (59.2%)
               BASIC MATERIALS (3.5%)
     876      Crown Cork & Seal Inc............       $46,811
     782      Kimberly-Clark Corp..............        38,904
     306      Dow Chemical Co..................        26,660
     336      Vulcan Materials Co..............        26,376
     929      Stephan Chemical Co..............        22,877
   1,037      Barrick Gold Corp................        22,814
     444      Olin Corp........................        17,344
     400      BF Goodrich Co...................        17,325
   1,035     +Coeur D'Alene Mines Corp.........        13,390
     500      Quaker Chemical Corp.............         8,688
     117      South Down Inc...................         5,104
     382      Lawter International Inc.........         4,823
     278      Placer Dome Inc ADR..............         4,552
     236      Tejon Ranch Co...................         4,484
      55      Aluminum Company of America......         4,146
     105      IMC Global Inc...................         3,675
      63      Consolidated Papers Inc..........         3,402
      69      Bowater Inc......................         3,191
      78      Newmont Mining Corp..............         3,042
      30      Phelps Dodge Corp................         2,556
     251      Ethyl Corp.......................         2,322


           See notes to financial statements          Page 11

TOMORROW FUNDS RETIREMENT TRUST

SCHEDULES OF INVESTMENTS JUNE 30, 1997 (UNAUDITED)

 NUMBER
OF SHARES                 SECURITY                       VALUE
---------                 --------                       -----

            TOMORROW MEDIUM-TERM RETIREMENT FUND (continued)

     76     Georgia Gulf Corp...................      $  2,209
     80     Allegheny Teledyne Inc..............         2,160
     38     Champion International Corp.........         2,099
     23     Rohm & Haas Co......................         2,071
    100    +Gentex Corp.........................         1,975
     27     Reynolds Metals Co..................         1,924
     78     Crompton & Knowles Corp.............         1,735
     26     BetzDearborn Inc....................         1,716
     44     Ferro Corp..........................         1,631
     28     Nucor Corp..........................         1,582
     44     USX US Steel Group..................         1,543
     44     Chesapeake Corp.....................         1,485
     40     Sigma Aldrich Corp..................         1,403
     73     Wausau Paper Mills Co...............         1,378
     69     RPM Inc.............................         1,268
     63     Glatefelter (PH) Co.................         1,260
     41     Inco Ltd............................         1,233
     58     Engelhard Corp......................         1,214
     47     Cyprus Amax Minerals Co.............         1,151
     30     Minerals Technologies Inc...........         1,125
     18     Petrolite Corp......................         1,114
     34     Dexter Corp.........................         1,088
     20     Temple Inland Inc...................         1,080
     61     Wellman Inc.........................         1,060
     76     Calgon Carbon Corp..................         1,054
    171    +Amax Gold Inc.......................         1,047
     42     Schulman Inc........................         1,034
    189    +Hecla Mining Co.....................         1,016
     18     Great Lakes Chemical Corp...........           943
     44     Primex Technologies Inc.............           941
     23     Cleveland Cliffs Inc................           937
     15     Mead Corp...........................           934
     24     James River Corp....................           888
     14     NCH Corp............................           875
     65     Homestake Mining Co.................           849
     15     Fuller HB Co........................           825
     31     Inland Steel Industries Inc.........           810
     16     Union Camp Corp.....................           800
     18     Bemis Inc...........................           781
     27     Learonal Inc........................           770
     24     Westvaco Corp.......................           755
     17    +Tremont Corp........................           746
     13     Ameron Inc..........................           736
     30     Mosinee Paper Corp..................           735
     18     Florida Rock Industries.............           731
     12     WD-40 Co............................           720
    126     Battle Mountain Gold Co.............           717
     36     Worthington Industries..............           659
     19     Liqui-Box Corp......................           641
     24     International Aluminum Corp.........           636
     16     Cambrex Corp........................           634



 NUMBER
OF SHARES                 SECURITY                       VALUE
---------                 --------                       -----

            TOMORROW MEDIUM-TERM RETIREMENT FUND (continued)

     20     Sonoco Products Co..................      $    609
     21     Ashland Coal Inc....................           598
     36     Tuscarora Inc.......................           562
     97     Echo Bay Mines Ltd..................           558
     12     Carpenter Technology Corp...........           549
     13     Nalco Chemical Co...................           502
     86    +PT Tri Polyta Indonesia ADR.........           495
     15     Puerto Rican Cement Inc.............           488
     23     Oregon Steel Mills..................           459
      9    +MAXXAM Inc..........................           421
     40    +Bethlehem Steel Corp................           417
     18     Brush Wellman Inc...................           377
     10     Ball Corp...........................           301
     13     Unisource Worldwide Inc.............           208
      7     Deltic Timber Corp..................           205
                                                      --------
                                                       347,953
                                                      --------
            CONSUMER CYCLICAL (7.5%)
  2,400     Chrysler Corp.......................        78,750
    834     Eastman Kodak Co....................        64,010
    548     Gannet Inc..........................        54,115
  2,424     The Limited Inc.....................        49,086
    835     CVS Corp............................        42,794
    836     May Department Stores Co............        39,501
    641     Penney (J.C.) & Co, Inc.............        33,452
  1,016    +Viacom Inc. Cl B....................        30,480
  1,033     Russ Berrie & Co Inc................        22,661
    620    +Fruit of the Loom Inc...............        19,220
    725     Wackenhut Corp Cl A.................        17,400
    648     TJX Companies Inc...................        17,091
  2,380    +Uno Restaurant Corp.................        16,809
    363     Gap Inc.............................        14,112
    243    +Fred Meyer Inc......................        12,560
    260     Miller (Herman) Inc.................         9,360
    257     Mattel Inc..........................         8,706
    600    +Office Max Inc......................         8,662
    200    +Williams Sonoma.....................         8,550
    200     Ross Stores Inc.....................         6,538
    550    +Playboy Enterprises Inc Cl B........         6,359
    400     Champion Enterprises Inc............         5,950
    100     Nike Inc., Cl B.....................         5,837
    105     Dayton Hudson Corp..................         5,585
    438    +Nashua Corp.........................         4,763
    233     Sturm Ruger & Co Inc................         4,573
    150     Wolverine World Wide Inc............         4,556
    200    +CompUSA Inc.........................         4,300
    220     AMC Entertainment Inc...............         4,042
     10     Washington Post Co..................         3,980
    118     Service Corp International..........         3,879
     60     Omnicom Group Inc...................         3,698
     74     Jones Apparel Group.................         3,533

Page 12          See notes to financial statements

TOMORROW FUNDS RETIREMENT TRUST

SCHEDULES OF INVESTMENTS JUNE 30, 1997 (UNAUDITED)

 NUMBER
OF SHARES                       SECURITY                      VALUE
---------                       --------                      -----

            TOMORROW MEDIUM-TERM RETIREMENT FUND (continued)

   79       Williams Companies Inc........................... $3,456
  386       +Lifetime Hoan Corp..............................  3,378
  221       Falcon Products Inc..............................  2,970
   51       Fluor Corp.......................................  2,815
  189       +Best Buy Co Inc.................................  2,811
   67       Masco Corp.......................................  2,797
  242       +Buffets Inc.....................................  2,042
   63       +HSN Inc.........................................  1,969
   44       HON Industries Inc...............................  1,947
   38       New York Times Co Cl A...........................  1,881
   30       Interpublic Group of Companies Inc...............  1,839
   36       Rite Aid Corp....................................  1,796
  143       +K Mart Stores...................................  1,752
   49       Hannaford Brothers Co............................  1,743
   45       TCA Cable TV Inc.................................  1,693
   40       Belo (AH) Corp Ser A.............................  1,665
   36       Tiffany & Co.....................................  1,663
   24       Houghton Mifflin Co..............................  1,602
   53       +Lands' End Inc..................................  1,570
   45       Dillards Inc - Cl A..............................  1,558
  129       +Burlington Industries Inc.......................  1,548
   32       McDonald's Corp..................................  1,546
   26       McGraw-Hill Companies Inc........................  1,529
   18       VF Corp..........................................  1,526
   27       Tandy Corp.......................................  1,512
  213       +American Media Inc..............................  1,491
   39       +Nine West Group Inc.............................  1,489
   52       Hasbro Inc.......................................  1,476
   43       Genuine Parts Co.................................  1,457
   48       Meredith Corp....................................  1,392
   25       Whirlpool Corp...................................  1,364
   29       Clairborne (Liz) Inc.............................  1,352
   28       Tribune Co.......................................  1,346
   47       ASA Holdings Inc.................................  1,345
   27       Harcourt General.................................  1,286
   26       Reebok International Ltd.........................  1,216
   93       Stride Rite Corp.................................  1,197
   49       +International Dairy Queen Inc Cl A..............  1,176
   33       Circuit City Stores..............................  1,174
   67       Sotheby's Holdings Cl A..........................  1,131
   20       Polaroid Corp....................................  1,110
   62       Fingerhut Cos Inc................................  1,081
   41       Maytag Corp......................................  1,071
   17       Mercantile Stores................................  1,070
   34       Sherwin-Williams Co..............................  1,050
   26       Dow Jones & Co Inc...............................  1,045
   27       Black & Decker Corp..............................  1,004
   45       Cooper Tire & Rubber.............................    990
   33       Barnes Group Inc.................................    973
   26       American Greetings-Cl A..........................    965


 NUMBER
OF SHARES                       SECURITY                      VALUE
---------                       --------                      -----

            TOMORROW MEDIUM-TERM RETIREMENT FUND (continued)

   24       +Christiana Cos.................................. $  957
  163       Ekco Group Inc...................................    947
   36       Longs Drug Stores................................    943
   70       Graphic Industries...............................    928
   12       Armstrong World Industries Inc...................    880
   24       Echlin Inc.......................................    864
   36       First Brands Corp................................    826
   50       ADVO Inc.........................................    812
   37       Osh Kosh B'Gosh Cl A.............................    805
   26       McClatchy Newspapers Cl A........................    764
   28       Banta Corp.......................................    760
   22       John Wiley & Sons................................    745
   27       +Mac Frugals Bargains Closeouts..................    736
   22       Starrett LS Co Cl A..............................    701
   20       Carlisle Companies Inc...........................    697
   22       FAB Industries Inc...............................    689
   17       National Presto Industries.......................    685
   19       +Scholastic Corp.................................    665
   21       +CSS Industries Inc..............................    664
   17       Plenum Publishing Corp...........................    655
   23       Bassett Furniture Industries Inc.................    651
   30       Apogee Enterprises Inc...........................    645
   31       Guilford Mills Inc...............................    645
   18       King World Productions Inc.......................    630
   26       +Woolworth Corp..................................    624
   37       Donnelly Corp....................................    620
   48       +Johnson Worldwilde Associates Inc Cl A..........    618
   62       +Syms Corp.......................................    616
   25       Smart & Final Inc................................    613
   58       Crown Crafts Inc.................................    609
   23       Lee Enterprises..................................    607
   24       Standard Products Co.............................    606
   19       K2 Inc...........................................    602
   30       Luby's Cafeterias Inc............................    598
   12       Knight- Ridder Inc...............................    589
   31       Duty Free International Inc......................    581
  192       +Service Merchandise Inc.........................    576
   28       Walbro Corp......................................    567
   17       +Carmike Cinemas Inc. Cl A.......................    557
  132       +Topps Co Inc....................................    553
    8       Home Depot Inc...................................    551
   20       Unitog Co........................................    540
   39       Hancock Fabrics Inc..............................    536
   87       +Shoney's Inc....................................    517
   26       Alico Inc........................................    510
   22       American Business Products.......................    500
   12       OEA Systems Inc..................................    474
   24       Moore Corp Ltd...................................    472
   22       CPI Corp.........................................    462
   21       Waverly Inc......................................    451


           See notes to financial statements                Page 13

TOMORROW FUNDS RETIREMENT TRUST

SCHEDULES OF INVESTMENTS JUNE 30, 1997 (UNAUDITED)


 NUMBER
OF SHARES                       SECURITY                       VALUE
---------                       --------                       -----

            TOMORROW MEDIUM-TERM RETIREMENT FUND (continued)

   15       Russell Corp..................................... $    444
   67      +Handleman Co.....................................      427
   21       Granite Construction Inc.........................      415
   19       Ogden Corp.......................................      413
   18      +Gibson Greetings Inc.............................      405
   18      +AnnTaylor Stores Corp............................      351
   25       A.T. Cross Co Cl A...............................      319
   32       Ennis Business Forms.............................      308
    7      +Footstar Inc.....................................      183
   95       CML Group Inc....................................      172
   49      +Intelligent Electronics Inc......................      138
                                                              --------
                                                               732,189
                                                              --------
            CONSUMER NON CYCLICAL (5.4%)
  893       Conagra Inc......................................   57,264
  550       CPC International Inc............................   50,772
  562       Ralston Purina Co................................   46,189
  517       Kellogg Co.......................................   44,268
  900       Philip Morris Companies Inc......................   39,937
1,453       Archer Daniels Midland Co........................   34,146
  152       Unilever NV ADR..................................   32,538
  762       Anheuser- Busch Companies Inc....................   31,956
1,515       Ruddick Corp.....................................   24,998
1,021       Caseys General Stores Inc........................   21,983
  734       Genovese Drugs Stores............................   14,451
  731       Goodmark Foods Inc...............................   13,706
  274       Albertsons Inc...................................   10,001
  300       Coca Cola Entrerprises Inc.......................    6,900
  102       Colgate- Palmolive Co............................    6,656
  129       Heinz H J Co.....................................    5,950
  100       Interstate Bakeries Corp.........................    5,931
  100       Ethan Allen Interiors Inc........................    5,700
  100      +KLA-Tencor Corp..................................    4,875
  201       IBP Inc..........................................    4,673
  106       Sysco Corp.......................................    3,869
   51       General Mills Inc................................    3,321
   69      +Safeway Inc......................................    3,183
   35       Pioneer Hi Bred International....................    2,800
  100       Richfood Holdings Inc............................    2,600
  100      +Mirage Resorts, Inc..............................    2,525
   49       Tambrands Inc....................................    2,444
   84       Kroger Co........................................    2,436
  123       Tyson Foods Inc Cl A.............................    2,352
   48       Quaker Oats Co...................................    2,154
  123       Flowers Industries Inc...........................    2,068
   74       Premark International............................    1,980
   46       Dean Foods Co....................................    1,857
   26       Avon Products Inc................................    1,835
   32       Hershey Foods Corp...............................    1,770
   12       Clorox Co........................................    1,584

 NUMBER
OF SHARES                           SECURITY                   VALUE
---------                           --------                   -----

            TOMORROW MEDIUM-TERM RETIREMENT FUND (continued)

   31       International Flavors & Fragrances Inc........... $  1,566
   31       American Stores Co...............................    1,531
   11      +Culbro Corp......................................    1,531
   31       Lancaster Colony Corp............................    1,500
   59       International Multifoods Corp....................    1,482
   74       Dial Corp........................................    1,156
   34       Stanhome Inc.....................................    1,118
   42       Coors (Adolph) Cl B..............................    1,118
   41       Church & Dwight Co Inc...........................    1,097
   24       Universal Foods Corp.............................      915
   35       Whitman Corp.....................................      886
  100      +Ryan Family Steak Houses Inc.....................      856
   26       Delechamps Inc...................................      832
   41       Brown Group Inc..................................      766
   22       Giant Food Inc Cl A..............................      718
   36       Lance Inc........................................      689
   14      +Chris-Craft Industries Inc.......................      676
   18       Winn Dixie Stores................................      671
   72       Bridgford Foods Corp.............................      639
   13       Brown-Forman Corp Cl B...........................      635
   36       Savannah Foods & Industries......................      632
   18       Supervalu Inc....................................      621
   28       Nash Finch Corp..................................      620
   14       Dreyers Grand Ice Cream Inc......................      553
   30       Strawbridge & Clothier...........................      488
   43       WLR Foods Inc....................................      349
   19       Blair Corp.......................................      273
                                                              --------
                                                               525,590
                                                              --------
            ENERGY (8.9%)
3,086       Exxon Corp.......................................  189,789
2,864       Royal Dutch Petroleum Co ADR.....................  155,730
1,188       Mobil Corp.......................................   83,012
  725       Amoco Corp.......................................   63,030
  660       Chevron Corp.....................................   48,799
  498       Atlantic Richfield Co............................   35,109
1,630      +Tuboscope Vetco International Corp...............   32,396
1,966       Quaker State Corp................................   29,982
  195       Schlumberger Ltd.................................   24,375
  959      +Global Marine Inc................................   22,297
  717       Tosco Corp.......................................   21,465
  181       Texaco Inc.......................................   19,684
1,142      +Crown Central Petroleum Cl A.....................   16,702
  200       Union Planters Corp..............................   10,375
  732      +HS Resources Inc.................................   10,339
  230       Phillips Petroleum Co............................   10,063
  316       Occidental Petroleum Corp........................    7,920
  300      +Noble Drilling Corp..............................    6,769
  101       Anadarko Petroleum Co............................    6,060

Page 14                    See notes to financial statements

TOMORROW FUNDS RETIREMENT TRUST

SCHEDULES OF INVESTMENTS JUNE 30, 1997 (UNAUDITED)

  NUMBER
OF SHARES                   SECURITY                           VALUE
---------                   --------                           -----

            TOMORROW MEDIUM-TERM RETIREMENT FUND (continued)

   100      Camco International Inc.......................... $  5,475
    60      Halliburton Co...................................    4,755
   245      Berry Petroleum Cl A.............................    4,655
   100      KN Energy Inc....................................    4,212
   100      Pogo Producing Co................................    3,869
   103      Dresser Industries Inc...........................    3,837
   100      Devon Energy Corp................................    3,675
    58      +Smith International Inc.........................    3,524
    79      Tidewater Inc....................................    3,476
    58      +Ensco International Inc.........................    3,059
    76      +Weatherford Enterra Inc.........................    2,926
   115      +Nabors Industries Inc...........................    2,875
   534      +Getty Petroleum Marketing.......................    2,670
    45      +BJ Services Co..................................    2,413
    62      Parker & Parsley Petroleum Co....................    2,193
    60      Valero Energy Corp...............................    2,175
    43      Burlington Resources Inc.........................    1,897
    60      Mapco Inc........................................    1,890
    44      Baker Hughes Inc.................................    1,702
    27      Helmerich & Payne Inc............................    1,556
   164      Ranger Oil Ltd...................................    1,527
    44      Ultra Diamond Shamrock Corp......................    1,436
    43      Apache Corp......................................    1,397
    27      Murphy Oil Corp..................................    1,316
   187      +Harken Energy Corp..............................    1,309
    18      Jefferson-Pilot Corp.............................    1,258
    22      Amerada Hess Corp................................    1,222
    39      Sun Co...........................................    1,209
    60      +Allied Waste Industries Inc.....................    1,042
    29      +Varco International Inc.........................      935
    16      Tredegar Industries Inc..........................      888
    31      Black Hills Corp.................................      883
    11      Kerr Mcgee Corp..................................      697
    33      Oryx Energy Co...................................      697
    37      Wiser Oil Co.....................................      682
    57      +Parker Drilling Co..............................      634
    11      Louisana Land & Exploration Co...................      628
    19      Vintage Petroleum Inc............................      584
    12      Ashland Inc......................................      557
    20      Holly Corp.......................................      496
    14      +Barrett Resources Corp..........................      419
                                                              --------
                                                               876,546
                                                              --------
            FINANCE (7.6%)
   600      Cigna Corp.......................................  106,500
 1,449      HCC Insurance Holdings Inc.......................   38,670
   500      Comerica Inc.....................................   34,000
   800      Southtrust Corp..................................   33,100
   800      Paine Webber Group Inc...........................   28,000
   500      Charter One Financial............................   26,938
   400      BankAmerica Corp.................................   25,825


 NUMBER
OF SHARES                       SECURITY                       VALUE
---------                       --------                       -----

            TOMORROW MEDIUM-TERM RETIREMENT FUND (continued)

   600      Charles Schwab & Co.............................. $ 24,412
 1,034      State Auto Financial Corp........................   23,265
   200      Chase Manhattan Corp.............................   19,413
   727      F & M National Corp..............................   18,902
   400      AFLAC Inc........................................   18,900
 1,029      Mid American Inc.................................   18,779
   200      Progressive Corp.................................   17,400
   400      Provident Financial Group Inc....................   17,100
   375      First Financial Bankshares Inc...................   14,531
   300      Collective Bancorp Inc...........................   13,463
   200      Travelers Group Inc..............................   12,613
   200      Mercantile Bancorp Inc...........................   12,150
   110      Republic NY Corp.................................   11,825
   221      American General Corp............................   10,553
   200      Protective Life Corp.............................   10,050
   200      Summit Bankcorp..................................   10,025
   149      U.S. Bancorp.....................................    9,555
   200      State Street Corp................................    9,250
   200      Commerce Bancshares Inc..........................    9,050
   200      Mercantile Bankshares Corp.......................    8,000
   100      Alex Brown Inc...................................    7,063
   145      Pacific Century Financial........................    6,706
   200      RJR Nabisco Holdings Corp........................    6,600
   300      Roosevelt Financial Group Inc....................    6,600
   232      Magna Bancorp Inc................................    6,351
   100      American Bankers Insurance Group Inc.............    6,325
   230      Mid America Bancorp..............................    5,764
   100      TCF Financial Corp...............................    4,938
   100      Firstmerit Corp..................................    4,800
    73      Lincoln National Corp Ltd........................    4,699
   225      NYMAGIC Inc......................................    4,641
    69      Chubb Corp.......................................    4,614
   131      New York Bancorp Inc.............................    4,552
   200      Centris Group Inc................................    4,225
   128      American Federal Bank............................    4,128
   100      Equifax, Inc.....................................    3,719
    36      Loews Corp.......................................    3,604
   123      UST Inc..........................................    3,413
   100      Deposit Guaranty Corp............................    3,150
   100      +United Meridian Corp............................    3,000
    38      Marsh & McLennan Cos.............................    2,712
    23      Transatlantic Holdings Inc.......................    2,283
    46      Northern Trust Corp..............................    2,225
    52      UNUM Corp........................................    2,184
    84      City National Corp...............................    2,021
   142      Hibernia Corp Cl A...............................    1,979
    54      Keystone Financial Inc...........................    1,687
    18      Transamerica Corp................................    1,684
    22      St Paul Companies Inc............................    1,678
    28      National City Corp...............................    1,470

           See notes to financial statements               Page 15

TOMORROW FUNDS RETIREMENT TRUST

SCHEDULES OF INVESTMENTS JUNE 30, 1997 (UNAUDITED)

 NUMBER
OF SHARES                 SECURITY                         VALUE
---------                 --------                         -----

            TOMORROW MEDIUM-TERM RETIREMENT FUND (continued)

     31     Dauphin Deposit Corp....................    $  1,381
     29     Wilmington Trust Co.....................       1,327
     24     Safeco Corp.............................       1,120
     26     Crestar Financial Corp..................       1,011
     15     Frontier Insurance Group Inc............         971
     12     Park National Corp......................         957
     18     Midland Co..............................         900
     42     Heritage Financial Service Inc..........         866
     20     United Bankshares Inc...................         845
     22     Community First Bankshares..............         844
     20     American Financial Enterprise Inc.......         840
     31     Fulton Financial Corp...................         832
     16     United Carolina Bancshares..............         832
     22     First Western Bancorp Inc...............         831
     17     Selective Insurance Group...............         823
     15     USBancorp Inc...........................         817
     19     First United Bancshares Inc.............         812
     33     USF&G Corp..............................         792
     16     Merchants New York Bancorp..............         784
     21     Poe & Brown Inc.........................         777
      6     +Markel Corp............................         768
     19     First Financial Bancorp.................         765
     20     BSB Bancorp Inc.........................         765
     18     Whitney Holding Corp....................         760
     23     American Heritage Life Investors........         759
     33     Baldwin & Lyons Inc.....................         747
     17     BT Financial Corp.......................         744
     17     JSB Financial Inc.......................         735
     45     Crawford & Co...........................         731
     27     First Source Corp.......................         716
     68     Cash America International Inc..........         714
     19     Trenwick Group Inc......................         712
     12     Berkley W R Corp........................         707
     18     Firstbank Co............................         704
     17     First Commercial Corp...................         699
     23     First Michigan Bank Corp................         696
     25     F & M Bancorp...........................         694
     17     Liberty Corp............................         693
     17     CNB Bancshares Inc......................         689
     40     Hilb, Rogal & Hamilton Co...............         680
     20     National Pennsylvania Bancshares Inc....         675
     17     Albank Financial Corp...................         671
     23     Hubco Inc...............................         667
     15     UMB Financial Corp......................         647
     16     Acordia Inc.............................         640
     19     S&T Bancorp Inc.........................         637
     21     First Merchants Corp....................         635
     21     Bank of Granite Corp....................         635
     17     First Fininancial Corp..................         633
     45     Commercial Intertech Corp...............         627


 NUMBER
OF SHARES                 SECURITY                         VALUE
---------                 --------                         -----

            TOMORROW MEDIUM-TERM RETIREMENT FUND (continued)

     15     Farmers Capital Bank Corp...............    $    623
     21     Argonaut Group Inc......................         619
     29     First Commonwealth Financial Corp.......         616
     15     +Medical Assurance Inc..................         609
     21     Bancorp South Inc.......................         609
     17     Tompkins County Trustco Inc.............         608
     22     Brenton Banks Inc.......................         605
     25     SEI Investment Co.......................         603
     22     Valley National Bancorp.................         597
     22     Zenith National Insurance...............         594
     45     EMC Insurance Group Inc.................         557
     26     Trustco Bank Corp.......................         556
     16     Citizens Banking Corp...................         548
     19     Corus Bankshares Inc....................         537
     14     Gallagher (Arthur J.) & Co..............         528
      7     +Alexanders Inc.........................         493
     22     CBT Corp................................         481
     51     Gainsco Inc.............................         478
      6     +Echelon International Corp.............         137
      3     Conseco Inc.............................         111
                                                        --------
                                                         750,900
                                                        --------
            HEALTH (5.9%)
  1,036     Bristol-Myers Squibb Co.................      83,916
  1,691     Columbia Healthcare Corp................      66,477
    699     American Home Products Corp.............      53,473
  1,232     Pharmacia & Upjohn Inc..................      42,812
    687     Amgen Inc...............................      39,932
    809     Beckman Instruments Inc.................      39,034
    746     Schering-Plough Corp....................      35,715
  1,200     +HEALTHSOUTH Corp.......................      29,925
    194     Warner Lambert Co.......................      24,105
    200     Lilly Eli & Co..........................      21,863
    470     Biogen Inc..............................      15,921
    700     +Chiron Corp............................      14,611
    200     +Vencor Inc.............................       8,650
    200     Omnicare Inc............................       6,275
    109     Corning Inc.............................       6,063
    105     Cardinal Health Inc.....................       6,011
     89     +Boston Scientific Corp.................       5,468
    300     Kinetic Concepts Inc....................       5,400
    100     +Wellpoint Health Networks..............       4,588
    100     +Lincare Holdings Inc...................       4,300
    100     +Sybron International Corp..............       3,988
     96     +Forest Laboratories Inc................       3,978
    100     +Phycor Inc.............................       3,444
    347     +Medco Research Inc.....................       3,340
    204     Mylan Laboratories Inc..................       3,009
     98     +Tenet Healthcare Corp..................       2,897
     65     Watson Pharmaceuticals..................       2,746

Page 16         See notes to financial statements

TOMORROW FUNDS RETIREMENT TRUST

SCHEDULES OF INVESTMENTS JUNE 30, 1997 (UNAUDITED)

 NUMBER
OF SHARES                 SECURITY                            VALUE
---------                 --------                            -----

            TOMORROW MEDIUM-TERM RETIREMENT FUND (continued)

    135     +Horizon/CMS Healthcare Corp...............    $  2,708
     84     +Centocor Inc..............................       2,609
    142     +Nellcor Inc...............................       2,574
     79     +Foundation Health Systems Cl A............       2,395
    100     +Humana Inc................................       2,312
     35     +Pacificare Health Systems Cl B............       2,236
    101     +Value Health Inc..........................       2,045
     73     Bergen Brunswig Corp.......................       2,035
     77     Pall Corp..................................       1,790
    143     +Perrigo Co................................       1,788
    200     +Liposome Inc..............................       1,787
    200     +Noven Pharmaceutical Inc..................       1,425
     29     Dentsply International Inc.................       1,421
     33     Mallinckrodt Inc...........................       1,254
    100     +IDEXX Laboratories Inc....................       1,244
     34     Diagnostic Products........................       1,073
     23     Millipore Corp.............................       1,012
     45     +Tecnol Medical Products Inc...............       1,001
     21     Bausch & Lomb Inc..........................         990
     25     +St. Jude Medical Inc......................         975
     50     Biomet Inc.................................         931
     31     +ALZA Corp.................................         897
     62     +Novacare Inc..............................         860
     20     Bard (CR) Inc..............................         726
     22     Allergan Inc...............................         700
     18     United States Surgical Corp................         671
     21     West Inc...................................         601
     37     +Beverly Enterprises Inc...................         601
     31     Carter Wallace Inc.........................         554
     24     +Acuson Corp...............................         552
     27     +Covance Inc...............................         521
     12     +Synetic Inc...............................         444
     20     +Datascope Corp............................         392
     41     Epitope Inc................................         323
     39     +GRC International, Inc....................         214
                                                           --------
                                                            581,602
                                                           --------
            INDUSTRIAL (4.5%)
  1,761     Dun & Bradstreet Corp......................      46,226
  1,000     Timken Co..................................      35,563
  1,033     Raymond Corp...............................      33,734
    321     Minnesota Mining & Manufacturing Co........      32,742
  1,236     Sevenson Environmental Services............      24,102
  1,030     ABM Industries Inc.........................      19,892
    434     Hubbell Inc Cl B...........................      19,096
  1,036     +Vallen Corp...............................      18,907
    400     +York International Corp...................      18,400
    500     Molex Inc..................................      18,250
    726     True North Communications..................      17,968

 NUMBER
OF SHARES                 SECURITY                            VALUE
---------                 --------                            -----

            TOMORROW MEDIUM-TERM RETIREMENT FUND (continued)

    281     First Data Corp............................    $ 12,346
    391     Westinghouse Electric Corp.................       9,042
    537     Oil-Dri Corp America.......................       8,626
    259     Waste Management Inc.......................       8,320
    200     +Corrections Corp of America...............       7,950
    124     Emerson Electric Co........................       6,828
    543     Dames & Moore Inc..........................       6,720
    108     +HFS Inc...................................       6,264
    200     +US Filter Corp............................       5,450
    228     Penn Engineering & Manufacturing Inc Cl A..       4,475
    100     National Data Corp.........................       4,331
    135     USX-Marathon Group.........................       3,898
    100     AGCO Corp..................................       3,594
    100     +Technology Data Corp......................       3,144
     52     Sundstrand Corp............................       2,902
     40     Tyco International Ltd.....................       2,783
     52     +Healthcare Compare Corp...................       2,724
     40     Textron Inc................................       2,655
    200     NN Ball & Roller Inc.......................       2,500
    100     +Mycogen Corp..............................       1,962
     30     Parker Hannifin Corp.......................       1,821
     29     Dover Corp.................................       1,783
     30     TRW Inc....................................       1,704
     52     Kelly Services Inc Cl A....................       1,631
     50     Trinity Industries Inc.....................       1,588
     45     Keystone International Inc.................       1,561
     62     Ametek Inc.................................       1,457
     19     Raychem Corp...............................       1,413
    102     Laidlaw Inc Cl B...........................       1,409
     47     Modine Manufacturing Co....................       1,398
     34     Cognizant Corp.............................       1,377
     36     Paychex Inc................................       1,368
     27     Kaydon Corp................................       1,340
     35     Donaldson Co Inc...........................       1,330
     16     Cummins Engine Inc.........................       1,129
     22     +Volt Information Sciences Inc.............       1,111
     32     Pentair Inc................................       1,052
     50     McGrath Rent Corp..........................       1,025
     15     Nordson Corp...............................         964
     21     MacDermid Inc..............................         963
     23     Stanley Works..............................         920
     30     Standard Register Co.......................         919
     11     Grainger WW Inc............................         860
     18     Gleason Corp...............................         837
     24     Deluxe Corp................................         819
     28     Durco International Inc....................         819
     19     Stone & Webster, Inc.......................         811
     20     Avery Dennison Corp........................         803
     24     IDEX Corp..................................         792
     18     General Signal Corp........................         785

                See notes to financial statements           Page 17

TOMORROW FUNDS RETIREMENT TRUST

SCHEDULES OF INVESTMENTS JUNE 30, 1997 (UNAUDITED)

 NUMBER
OF SHARES                 SECURITY                      VALUE
---------                 --------                      -----

           TOMORROW MEDIUM-TERM RETIREMENT FUND (continued)

     16    Ecolab Inc.............................   $    764
     25    Baldor Electric Co.....................        739
     25    McDermott International Inc............        730
     25    Brady W H Co...........................        725
     46    Kaman Corp Cl A........................        707
     17    Harnischfeger Industries Inc...........        706
     28    Amcast Industrial Corp.................        700
     21    Tennant Co.............................        698
     22    Graco Inc..............................        663
     11    NACCO Industries Inc Cl A..............        621
     19    Commercial Metals......................        613
     17    Applied Industrial Technologies Inc....        612
     10    Mine Safety Appliances Co..............        605
     26    Landauer Inc...........................        603
     20    Standex International Corp.............        600
     18    Butler Manufacturing Co................        596
     22    Varlen Corp............................        591
     57   +Thermo Fibertek Inc....................        584
     24    Watts Industries Inc Cl A..............        576
     24    Harland Co.............................        547
     21    Cincinnati Milacron Inc................        545
     85   +Insituform Technologies Cl A...........        521
     47    Blessings Corp.........................        491
     23   +Lydall Inc.............................        486
     22    CTG Resources Inc......................        484
     26   +Osmonics Inc...........................        479
     21    Albany International Corp Cl `A'.......        472
      9    National Services Industries Inc.......        438
     60    UNR Industries Inc.....................        413
     17   +Halter Marine Group Inc................        408
    129   +Laidlaw Environmental Services.........        387
     14    Lawson Products Inc....................        378
      7    Briggs & Stratton Corp.................        350
      6    Tecumseh Products Co Cl B..............        338
     11   +ACNielson Corp.........................        216
     51   +Air & Water Technologies...............        153
                                                     --------
                                                      446,722
                                                     --------
           REAL ESTATE INVESTMENT TRUST (1.1%)
  1,837    Commercial Net Lease Realty............     28,129
  1,039    Kranzco Realty Trust SBI...............     17,663
    927    Universal Health Realty Income.........     17,555
  1,144    Western Investment Real Estate.........     15,873
    534    Getty Realty Corp......................      9,412
    230    LTC Properties Inc.....................      4,169
    251    United Dominion Realty Trust Inc.......      3,561
     28    BRE Properties Inc.....................        703
    100   +Blue Ridge Real Estate Co..............        687
     31    MGI Properties.........................        684
     48    First Union Real Estate................        678
     41    CRIIMI MAE Inc.........................        656

TOMORROW FUNDS RETIREMENT TRUST

SCHEDULES OF INVESTMENTS JUNE 30, 1997 (UNAUDITED)

 NUMBER
OF SHARES                 SECURITY                        VALUE
---------                 --------                        -----

           TOMORROW MEDIUM-TERM RETIREMENT FUND (continued)

     45    Burham Pacific Properties Inc..........     $    619
     13    Equity Residential Properties Trust....          618
     15    National Health Investors, Inc.........          589
     50    IRT Property Co........................          588
     26    Penn Real Estate Investment............          583
     17    Omega Healthcare Investors Inc.........          556
     22    American Health Properties.............          553
     23    Allied Capital Commercial Corp.........          552
     20    Federal Realty Investment..............          540
     22    Health Care Reit, Inc..................          535
     50    Berkshire Realty Co....................          531
     24    Nationwide Health......................          528
      5   +Wellsford Real Properties..............           54
    331    CRI Liquidating Inc....................           36
                                                       --------
                                                        106,652
                                                       --------
           TECHNOLOGY (10.4%)
    800    Intel Corp.............................      113,450
  3,000   +Vitesse Semiconductor Corp.............       98,062
  1,444   +3Com Corp..............................       64,980
  1,237    GTE Corp...............................       54,273
    400   +Microsoft Corp.........................       50,550
  1,435    Alltel Corp............................       47,983
    891    Raytheon Co............................       45,441
    844    Boeing Co..............................       44,785
    500   +Novellus Systems Inc...................       43,250
    532    McDonnell Douglas Corp.................       36,442
    800   +ADC Telecommunications Inc.............       26,700
    456    Sprint Corp............................       23,997
    816    Analog Devices Inc.....................       21,675
    300   +Solectron Corp.........................       21,000
    400   +SunGard Data Systems...................       18,600
  1,144    Daniel Industries......................       17,661
    400   +Parametric Technology..................       17,025
    300   +Keane Inc..............................       15,600
    318   +Storage Technology Corp................       14,151
    729    X-Rite Inc.............................       13,851
    288   +Compuware Corp.........................       13,752
    400   +Cadence Design Systems Inc.............       13,400
    200    BMC Software, Inc......................       11,075
    289    US West Inc............................       10,892
    400   +American Management Systems Inc........       10,700
    500   +Tandem Computers Inc...................       10,125
    500   +Nextel Communications Inc Cl A.........        9,469
    200    BellSouth Corp.........................        9,275
    353   +Structural Dynamics Research Corp......        9,266
    151   +Stratus Computer, Inc..................        7,550
    200   +Gateway 2000...........................        6,487
    100   +SCI Systems Inc........................        6,375

Page 18      See notes to financial statements

TOMORROW FUNDS RETIREMENT TRUST

SCHEDULES OF INVESTMENTS JUNE 30, 1997 (UNAUDITED)

 NUMBER
OF SHARES                  SECURITY                         VALUE
---------                  --------                         -----

            TOMORROW MEDIUM-TERM RETIREMENT FUND (continued)

    382    +Loral Space & Communications...........    $    5,730
    100    +Lattice Semiconductor Corp.............         5,650
    200    +Atmel Corp.............................         5,600
    100    +Comverse Technology Inc................         5,200
     66     Honeywell Inc..........................         5,008
    884    +AST Research Inc.......................         4,669
    200     Aspect Telecommunications..............         4,450
     77     NYNEX Corp.............................         4,437
    200    +Cerner Corp............................         4,200
     30    +Dell Computer Corp.....................         3,523
    100    +Sterling Software Inc..................         3,125
    100    +Digital Microwave Corp.................         3,000
    100    +Microchip Technology Inc...............         2,975
    100    +Zebra Technologies Corp - Cl A.........         2,788
     56    +Litton Industries Inc..................         2,706
     37     Thiokol Corp...........................         2,590
    100    +Broderdund Software Corp...............         2,469
     82     Wallace Computer Services Inc..........         2,465
     72     Century Telephone Enterprises..........         2,425
     27     Eaton Corp.............................         2,357
     47    +Fiserv Inc.............................         2,097
    100    +Read-Rite Corp.........................         2,088
    281    +Novell Inc.............................         1,949
    200    +Picturetel Corp........................         1,900
     49    +Advanced Micro Devices Inc.............         1,764
    100    +Komag Inc..............................         1,637
     50     Teleflex Inc...........................         1,562
    119     Sensormatic Electronics Corp...........         1,532
    100    +Network General........................         1,488
     31    +Policy Management Systems Corp.........         1,457
     23     Precision Castparts Corp...............         1,371
     12     Northrop Corp..........................         1,054
     13     General Dynamics.......................           975
     14     CTS Corp...............................           965
     17    +Sequa Corp Cl A........................           958
     22    +Ceridian Corp..........................           930
     11     Harris Corp............................           924
     38     Gencorp Inc............................           879
     44     Frontier Corp..........................           877
     51    +Magnetek Inc...........................           848
     42     Aliant Communications..................           819
     24     Analysts International Corp............           804
     21    +Esterline Technologies Corp............           739
     27     Cubic Corp.............................           702
    101    +Borland International..................           701
     27     Ikon Office Solutions Inc..............           673
     46    +Apple Computer Inc.....................           655
     28     EG&G Inc...............................           630
     29     Boole & Babbage Inc....................           616
     16    +BRC Holdings Inc.......................           608
     18     MTS Systems Corp.......................           549

 NUMBER
OF SHARES                 SECURITY                          VALUE
---------                 --------                          -----

            TOMORROW MEDIUM-TERM RETIREMENT FUND (continued)

     68    +Unisys Corp............................    $      518
     12    +Advanced Technology Laboratories.......           516
     16     American List Corp.....................           482
     28     Bell Industries Inc....................           438
     17    +Rohr Inc...............................           373
     42     Amdahl Corp............................           370
     26    +Information Resources Inc..............           367
    213    +Executone Information Systems Inc......           359
     27    +Trident Microsystems Inc...............           304
     13    +Quest Dianostic Inc....................           267
                                                       ----------
                                                        1,021,954
                                                       ----------
            TRANSPORTATION (1.0%)
    389     Burlington Northern Santa Fe...........        34,961
    725    +US Airways Group Inc...................        25,375
  1,033     International Shipholding Corp.........        17,626
    345     Rollins Truck Leasing Corp.............         5,132
     36    +Federal Express Corp...................         2,079
     41     Caliber Systems Inc....................         1,527
     52     Alexander & Baldwin....................         1,359
     67     Hunt J B Transportation Services Inc...           997
     37    +Yellow Corp............................           828
     11     Union Pacific Corp.....................           776
     65    +USA Truck Inc..........................           731
     19     CNF Transportation Inc.................           613
     69     Frozen Foods Express Industries........           595
     34     Arnold Industries Inc..................           578
     15     Arvin Industries Inc...................           409
     19     Overseas Shipholding Group.............           373
      3     Florida East Coast Industries..........           333
      9     Consolidated Freightways Corp..........           147
                                                       ----------
                                                           94,439
                                                       ----------
            UTILITIES (3.4%)
  1,535     United Water Resources Inc.............        29,741
  1,100     Illinova Corp..........................        24,200
    931     Ohio Edison Co.........................        20,307
  1,029     Public Service Co......................        19,744
  1,031     Eastern Utilities......................        18,816
    682     Puget Sound Energy Inc.................        18,073
  1,031    +Tucson Electric Power Co...............        14,949
    838     St Joseph Light & Power................        13,722
    232     El Paso Natural Gas....................        12,760
    737     Cascade Natural Gas Corp...............        12,068
    233     Enron Corp.............................         9,509
    376     Southern Co............................         8,225
    200     New England Electric...................         7,400
    254     PG & E Corp............................         6,160
    200     Boston Edison Co.......................         5,275

             See notes to financial statements            Page 19

TOMORROW FUNDS RETIREMENT TRUST

SCHEDULES OF INVESTMENTS JUNE 30, 1997 (UNAUDITED)

 NUMBER
OF SHARES                 SECURITY                                       VALUE
---------                 --------                                       -----

            TOMORROW MEDIUM-TERM RETIREMENT FUND (continued)

   130      GPU Inc.............................................    $    4,664
   255      Public Service Co of New Mexico.....................         4,558
   228      Philadelphia Suburban Corp..........................         4,360
    72      Duke Energy Corp....................................         3,451
   119      Allegheny Power System Inc..........................         3,176
    81     +California Energy Inc...............................         3,078
    98      Florida Progress Corp...............................         3,069
    85      CMS Energy Corp.....................................         2,996
   118      Edison International................................         2,935
   119      Potomac Electric Power..............................         2,752
   108      Scana Corp..........................................         2,680
    76      Texas Utilities Co..................................         2,617
   246      Northeast Utilities.................................         2,352
    42      Coastal Corp........................................         2,234
    64      MCN Energy Group Inc................................         1,960
    47      Public Service Co of Colorado.......................         1,951
    39      FPL Group Inc.......................................         1,796
    43      NIPSCO Industries...................................         1,776
    82      New York State Electric & Gas.......................         1,712
    97      MidAmerican Energy Holdings.........................         1,679
    42      Southwestern Public Service.........................         1,651
    44      Dominion Resources Inc..............................         1,612
    58      Entergy Corp........................................         1,588
    37      American Electric Power Co..........................         1,554
    37      National Fuel Gas Co................................         1,552
    54      Brooklyn Union Gas Co...............................         1,546
    60      Pennsylvania Enterprises Inc........................         1,534
    67      Pacificorp..........................................         1,474
    47      IPALCO Entreprises..................................         1,469
    28      Sonat, Inc..........................................         1,435
    63      Houston Industries..................................         1,351
    58      Montana Power Co....................................         1,345
    38      Cinergy Corp........................................         1,323
    40      Idaho Power Co......................................         1,255
    32      Hawaiian Electric Industries........................         1,236
    58      AGL Resources Inc...................................         1,189
    51      LG & E Energy Corp..................................         1,125
    41     +Jacobs Engineering Group Inc........................         1,102
    43      Washington Gas Light Co.............................         1,080
    50      Central & South West Corp...........................         1,062
    42      Indiana Energy Inc..................................         1,026
    19      Consolidated National Gas Co........................         1,022
    27      Union Electric Co...................................         1,018
    82      Central Maine Power Co..............................         1,015
    30      Pacific Enterprises.................................         1,009
    46      American Water Works................................           983
    15      Columbia Gas System Inc.............................           979
    29      Oneok Inc...........................................           933
    42      PP & L Resources Inc................................           837
    23      Eastern Enterprises.................................           801


 NUMBER
OF SHARES                 SECURITY                                       VALUE
---------                 --------                                       -----

            TOMORROW MEDIUM-TERM RETIREMENT FUND (continued)

    34      Northwestern Public Service.........................    $      731
    14      Northern States Power...............................           725
    16      California Water Services Co........................           704
    17      CILCORP Inc.........................................           700
    32      Nevada Power........................................           680
    20      North Carolina Natural Gas Corp.....................           668
    26      Yankee Energy System................................           637
    24      Northwest Natural Gas Co............................           628
    26      Commonwealth Energy System..........................           622
    24      Piedmont Natural Gas Inc............................           617
    40      Noram Energy Corp...................................           610
    18      Otter Tail Power Co.................................           594
    15     +Tejas Gas Corp......................................           589
    25      United Cities Gas Co................................           588
    19      United Illuminating.................................           587
    15      WICOR Inc...........................................           584
    24      MDU Resources Group Inc.............................           576
    26      Laclede Gas Co......................................           566
    23      Southern California Water Co........................           564
    25      South Jersey Industries.............................           556
    17      New Jersey Resources Corp...........................           533
    24      UGI Corp............................................           531
    22      Atmos Energy Corp...................................           528
    22      Green Mountain Power................................           521
    19      Aquarion Co.........................................           513
    29      Empire District Electric............................           502
    21      TNP Entreprises Inc.................................           487
    18      Bay State Gas.......................................           479
    55     +Niagara Mohawk Power................................           471
    14      Orange & Rockland Utilities.........................           471
    24      Western Gas Resources Inc...........................           468
    20      Enserch Corp........................................           445
    21      Colonial Gas Co.....................................           442
    54     +Citizens Utilities Co Cl B..........................           431
    15      WPS Resources Corp..................................           401
   133     +Phonetel Technologies Inc...........................           399
    19      Madison Gas & Electric..............................           390
                                                                     ---------
                                                                       334,389
                                                                     ---------
            TOTAL COMMON STOCK
             (Cost $5,187,606) .................................     5,818,936
                   ----------                                        ---------


            UNIT INVESTMENT TRUST (4.1%)
             (Cost $350,836)
 4,604      Standard & Poors Depositary Receipts ...............       406,591

            OPEN END INVESTMENT (5.2%)
             (Cost $450,070)
43,012      BT EAFE Equity Index Fund ..........................       510,987

Page 20                     See notes to financial statements

TOMORROW FUNDS RETIREMENT TRUST

SCHEDULES OF INVESTMENTS JUNE 30, 1997 (UNAUDITED)

PRINCIPAL
 AMOUNT                           SECURITY                          VALUE
---------                         --------                        --------
             TOMORROW MEDIUM-TERM RETIREMENT FUND (continued)

             CORPORATE DEBENTURES (2.4%)
             FINANCE (0.9%)
$20,000      Aon Capital Trust A 8.205% Due 1/1/27............  $   20,524
 65,000      Morgan Stanley Group 6.875% Due 3/1/07...........      63,819
                                                                ----------
                                                                    84,343
                                                                ----------
             INDUSTRIAL (1.5%)
110,000      British Aerospace Financial 7.500% Due 7/1/27 (A)     108,835
 35,000      General Electric Corp 7.650% Due 2/23/98.........      35,362
                                                                ----------
                                                                   144,197
                                                                ----------
             TOTAL CORPORATE DEBENTURES
             (Cost $228,093)..................................     228,540

             U.S. GOVERNMENT OBLIGATIONS (25.7%)
             US TREASURY BOND (2.2%)
             US T-Bond 6.875% Due 8/15/25.....................     213,799

             U.S. TREASURY NOTES (23.5%)
915,000      US T-Note 5.50% Due 11/15/98.....................     909,565
115,000      US T-Note 6.50% Due 5/31/01......................     115,629
863,000      US T-Note 6.50% Due 8/15/05......................     860,575
410,000      US T-Note 7.00% Due 7/15/06......................     421,788
                                                                ----------
                                                                 2,307,557
                                                                ----------
             TOTAL U.S. GOVERNMENT OBLIGATIONS
               (Cost $2,526,858) ..............................  2,521,356

             TOTAL INVESTMENTS (96.5%)
               (Cost $8,743,463) ..............................  9,486,410

             OTHER ASSETS IN EXCESS OF
               LIABILITIES (3.5%) .............................    342,015

             TOTAL INVESTMENTS (100.0%) ....................... $9,828,425
                                                                ==========

+    Non-income producing security.

(A) SEC Rule 144A security. Such security has limited markets and is traded among "qualified institutional buyers."


  NUMBER
 OF SHARES                         SECURITY                         VALUE
 ---------                         --------                         -----
             TOMORROW SHORT-TERM RETIREMENT FUND

             COMMON STOCKS (56.5%)
             BASIC MATERIALS - (3.0%)
    677      Dow Chemical Co..................................     $58,984
  2,337      Placer Dome Inc ADR..............................      38,268
    754      Kimberly-Clark Corp..............................      37,512
    417      Vulcan Materials Co..............................      32,735
    530      Lubrizol Corp....................................      22,227
  3,700     +Hecla Mining Co..................................      19,887
    885      Barrick Gold Corp................................      19,470
  1,500     +Coeur D'Alene Mines Corp.........................      19,406
    288      Du Pont E I De Nemours & Co......................      18,108
    266      Crown Cork & Seal Inc............................      14,214
    700      Quaker Chemical Corp.............................      12,163
    100      Harris Corp......................................       8,400
  1,100     +Amax Gold Inc....................................       6,737
    140      Olin Corp........................................       5,468
    120      BF Goodrich Co...................................       5,198
    335      Calgon Carbon Corp...............................       4,648
     46      Phelps Dodge Corp................................       3,919
     68      Nucor Corp.......................................       3,842
     36      Aluminum Company of America......................       2,713
    100      Stephan Chemical Co..............................       2,463
     27      Rohm & Haas Co...................................       2,432
     67      IMC Global Inc...................................       2,345
     31      Reynolds Metals Co...............................       2,209
     40      Consolidated Papers Inc..........................       2,160
     78      Allegheny Teledyne Inc...........................       2,107
     44      Bowater Inc......................................       2,035
     51      Newmont Mining Corp..............................       1,989
     60      Inco Ltd.........................................       1,804
     30      Champion International Corp......................       1,657
     40      Ferro Corp.......................................       1,482
    160      Ethyl Corp.......................................       1,480
     57      Gencorp Inc......................................       1,318
     21      Great Lakes Chemical Corp........................       1,100
     35      Georgia Gulf Corp................................       1,018
     44      Engelhard Corp...................................         921
     49      RPM Inc..........................................         900
     20      Avery Dennison Corp..............................         802
     36      Crompton & Knowles Corp..........................         801
     12      BetzDearborn Inc.................................         792
     18      Bemis Inc........................................         781
     22      Chesapeake Corp..................................         742
     30      Schulman Inc.....................................         739
     28      Cyprus Amax Minerals Co..........................         686
     20      Westvaco Corp....................................         629
     11      Fuller H B Co....................................         605
     29      Glatefelter (PH) Co..............................         580
      7     +FMC Corp.........................................         556
     28      Wausau Paper Mills Co............................         529
     10      Sealed Air Corp..................................         475

                     See notes to financial statements              Page 21

  NUMBER
OF SHARES                 SECURITY                     VALUE
---------                 --------                     -----

                TOMORROW SHORT-TERM RETIREMENT FUND (continued)


   37       Lawter International Inc.............    $    467
   23       Oregon Steel Mills...................         458
   41      +Bethlehem Steel Corp.................         428
   14       Sonoco Products Co...................         426
    9      +MAXXAM Inc...........................         421
    9       Carpenter Tech Corp..................         412
   12       Dexter Corp..........................         384
   24       Unisource Worldwide Inc..............         384
   18       Brush Wellman Inc....................         377
   10       James River Corp.....................         370
   60       Battle Mountain Gold Co..............         341
    7       Cleveland Cliffs Inc.................         285
   45       Echo Bay Mines Ltd...................         259
    3       Deltic Timber Corp...................          88
    4       Primex Technologies Inc..............          85
                                                     --------
                                                      377,221
                                                     --------
            CONSUMER CYCLICAL (5.6%)
2,500       Chrysler Corp........................      82,031
2,004       Gap Inc..............................      77,905
2,121       Mattel Inc...........................      71,849
  853       Eastman Kodak Co.....................      65,468
  594       Penney (J.C.) & Co, Inc..............      30,999
  844       Miller (Herman) Inc..................      30,384
  924       Viacom Inc. Cl B.....................      27,720
1,500       AMC Entertainment Inc................      27,562
1,000       TJX Companies Inc....................      26,375
  520       Harley Davidson Inc..................      24,928
  400       Nike Inc., Cl B......................      23,350
1,000       Russ Berrie & Co Inc.................      21,938
1,700       Playboy Enterprises Inc Cl B.........      19,656
1,300       Falcon Products Inc..................      17,469
1,300       Nashua Corp..........................      14,138
  140       Gannet Inc...........................      13,825
  229       May Department Stores Co.............      10,820
  183       CVS Corp.............................       9,379
  300       Fruit of the Loom Inc................       9,300
  169       Dayton Hudson Corp...................       8,989
  155       General Motors Corp..................       8,632
1,100      +American Media Inc...................       7,700
  230       Mirage Resorts Inc...................       5,808
  127       South Down Inc.......................       5,540
  350       Office Max Inc.......................       5,053
  110       Masco Corp...........................       4,593
  300       Champion Enterprises Inc.............       4,462
  120       King World Productions Inc...........       4,200
  200       Navistar International Corp..........       3,450
   60       Whirlpool Corp.......................       3,274
    6       Washington Post Co...................       2,388
  300       Uno Restaurant Corp..................       2,119
  168       K Mart Stores........................       2,058


 NUMBER
OF SHARES                 SECURITY                    VALUE
---------                 --------                    -----

                TOMORROW SHORT-TERM RETIREMENT FUND (continued)

   61       Hasbro Inc...........................    $  1,731
   34      +Jones Apparel Group..................       1,624
   29       Fluor Corp...........................       1,600
   32       Harcourt General.....................       1,524
   30       Tribune Co...........................       1,442
   29       McDonald's Corp......................       1,401
   31       HON Industries Inc...................       1,372
   40      +HSN Inc..............................       1,250
   35       Dillards Inc - Cl A..................       1,212
   34       Circuit City Stores Inc..............       1,209
   38       Wallace Computer Services Inc........       1,142
   27       Black & Decker Corp..................       1,004
   83      +Burlington Industries Inc............         996
   12       Armstrong World Industries Inc.......         880
   57      +Best Buy Co..........................         848
   20       Dow Jones & Co Inc...................         804
   18       Belo (AH) Corp.......................         749
   20       Echlin Inc...........................         720
   24       Lands' End Inc.......................         711
   20       Callaway Golf Co.....................         710
   35       Viad Corp............................         674
   17       TCA Cable TV Inc.....................         640
   10       Mercantile Stores Co.................         629
   26       Cooper Tire & Rubber Co..............         572
   20       Sbarro Inc...........................         555
   20       Banta Corp...........................         542
    8       Houghton Mifflin Co..................         534
   20       Longs Drug Stores....................         524
   19      +Mac Frugals Bargains Closeout........         518
   14       Carlisle Companies Inc...............         488
   18      +Jacobs Engineering Group Inc.........         484
   10      +Chris Craft Industries Inc...........         482
   22       CPI Corp.............................         462
   13       Scholastic Corp......................         455
   10       Leggett & Platt Inc..................         430
   16       Lee Enterprises Inc..................         422
    6       Home Depot Inc.......................         414
   22       Duty Free International Inc..........         412
   15       Arvin Industries Inc.................         409
   20       International Game Technologies......         355
   18      +Ann Taylor Stores Corp...............         351
   20       Reynolds & Reynolds Cl A.............         315
  100      +Intelligent Electronics Inc..........         281
   44       Shoney's Inc.........................         261
   30      +Buffets Inc..........................         253
   81       Service Merchandise Inc..............         243
    8      +Footstar Inc.........................         209
  100       CML Group Inc........................         181
                                                     --------
                                                      708,386
                                                     --------

Page 22                   See notes to financial statements

TOMORROW FUNDS RETIREMENT TRUST

SCHEDULES OF INVESTMENTS JUNE 30, 1997 (UNAUDITED)

 NUMBER
OF SHARES                   SECURITY                     VALUE
---------                   --------                     -----
            TOMORROW SHORT-TERM RETIREMENT FUND (continued)

        CONSUMER NON-CYCLICAL (6.6%)
 1,262  Colgate-Palmolive Co....................    $ 82,346
 1,699  Heinz H J Co............................      78,366
 2,039  Albertsons Inc..........................      74,424
   341  Unilever NV ADR.........................      72,995
 1,689  UST Inc.................................      46,870
   473  Kellogg Co..............................      40,501
 1,830  Genovese Drugs Stores Inc...............      36,028
 1,386  Archer Daniels Midland Co...............      32,571
   704  Anheuser-Busch Companies Inc............      29,524
   651  Dean Foods Co...........................      26,284
   542  Lancaster Colony Corp...................      26,219
 1,534  Flowers Industries Inc..................      25,790
 1,300  Goodmark Foods Inc......................      24,375
   630  Supervalu Inc...........................      21,735
   800  Caseys General Stores Inc...............      17,225
   264  Conagra Inc.............................      16,929
   177  Gillette Co.............................      16,771
   160  Pioneer Hi Bred International...........      12,800
   152  Ralston Purina Co.......................      12,493
   129  CPC International Inc...................      11,908
   541  The Limited Inc.........................      10,955
   150  Coca Cola Co............................      10,463
   300  Delechamps Inc..........................       9,600
   171  Philip Morris Companies Inc.............       7,588
   178  Pepsico Inc.............................       6,686
   200  Ross Stores Inc.........................       6,538
   120  +Fred Meyer Inc.........................       6,202
   200  International Multifoods Corp...........       5,025
   131  Universal Foods Corp....................       4,994
   100  New York Times Co Cl A..................       4,950
   156  Kroger Co...............................       4,524
   100  Quaker Oats Co..........................       4,487
   300  Blair Corp..............................       4,312
   100  +Williams Sonoma Inc....................       4,275
   233  Ruddick Corp............................       3,845
    47  General Mills Inc.......................       3,061
    83  Sysco Corp..............................       3,030
   128  IBP Inc.................................       2,976
    35  Avon Products Inc.......................       2,470
    88  Premark International...................       2,354
    38  Hershey Foods Corp......................       2,102
    41  International Flavors & Fragrances Inc..       2,070
    32  American Stores Co......................       1,580
    32  Safeway Inc.............................       1,476
    72  Tyson Foods Inc Cl A....................       1,377
    10  Clorox Co...............................       1,320
    22  Tambrands Inc...........................       1,097
    22  Ecolab Inc..............................       1,050
    31  Coors (Adoph) Cl B......................         825
    23  Hannaford Brothers Co...................         818




 NUMBER
OF SHARES                   SECURITY                     VALUE
---------                   --------                     -----

                TOMORROW SHORT-TERM RETIREMENT FUND (continued)

    30  Coca Cola Entrerprises Inc..............    $    690
    13  Brown-Forman Corp Cl B..................         634
    35  Savannah Foods & Industries.............         615
    35  Dial Corp...............................         547
    25  Lance Inc...............................         478
    10  Dreyers Grand Ice Cream Inc.............         395
    14  Church & Dwight Co Inc..................         375
    16  First Brands Corp.......................         367
                                                    --------
                                                     832,305
                                                    --------
        ENERGY (7.3%)
 2,952  Royal Dutch Petroleum Co ADR............     160,515
 1,860  Exxon Corp..............................     114,390
 1,200  Mobil Corp..............................      83,850
 1,105  Chevron Corp............................      81,701
 1,701  Phillips Petroleum Co...................      74,419
   574  Schlumberger Ltd........................      71,750
 2,628  Occidental Petroleum Corp...............      65,864
   568  Texaco Inc..............................      61,770
   459  Amoco Corp..............................      39,904
 1,600  Berry Petroleum Cl A....................      30,400
 1,800  +HS Resources Inc.......................      25,425
   400  Triton Energy Ltd.......................      18,325
   700  +Tuboscope Vetco International Corp.....      13,913
   724  Quaker State Corp.......................      11,041
   266  +Global Marine Inc......................       6,184
    84  Atlantic Richfield Co...................       5,922
 1,000  +Getty Petroleum Marketing..............       5,000
   139  Apache Corp.............................       4,517
    74  Anadarko Petroleum Co...................       4,440
   300  +Crown Central Petroleum Cl A...........       4,387
    51  Halliburton Co..........................       4,042
   124  USX-Marathon Group New..................       3,581
    76  Williams Companies Inc..................       3,325
    64  Burlington Resources Inc................       2,824
    61  Baker Hughes Inc........................       2,360
    36  +Ensco International Inc................       1,899
    49  +Weatherford Enterra Inc................       1,887
    73  +Nabors Industries Inc..................       1,825
    34  Coastal Corp............................       1,808
    54  Tosco Corp..............................       1,617
    36  Tidewater Inc...........................       1,584
    26  +Smith International Inc................       1,580
    22  Amerada Hess Corp.......................       1,222
    21  +BJ Services Co.........................       1,126
    28  Valero Energy Corp......................       1,015
    31  +Varco International Inc................       1,000
    28  Parker & Parsley Petroleum Co...........         990
    28  Mapco Inc...............................         882
    18  National Fuel Gas Co....................         755

           See notes to financial statements                Page 23

TOMORROW FUNDS RETIREMENT TRUST

SCHEDULES OF INVESTMENTS JUNE 30, 1997 (UNAUDITED)

 NUMBER
OF SHARES                  SECURITY                     VALUE
---------                  --------                     -----

            TOMORROW SHORT-TERM RETIREMENT FUND (continued)

    75    Ranger Oil Ltd........................     $    698
    20    Ultra Diamond Shamrock Corp...........          653
    58    Parker Drilling Co....................          645
    13    Murphy Oil Corp.......................          634
    10    Helmerich & Payne Inc.................          576
                                                     --------
                                                      922,245
                                                     --------
          FINANCE (5.7%)
   400    Cigna Corp............................       71,000
 1,065    Lincoln National Corp Ltd.............       68,559
   900    Summit Bankcorp.......................       45,113
   600    Comerica Inc..........................       40,800
   400    Chase Manhattan Corp..................       38,825
   586    Bankamerica Corp......................       37,834
   400    Progressive Corp......................       34,800
   800    Southtrust Corp.......................       33,100
 1,500    Mid Am Inc............................       27,375
 1,600    Hilb, Rogal, & Hamilton Co............       27,200
   600    Commerce Bancshares Inc...............       27,150
 1,000    HCC Insurance Holdings Inc............       26,688
   400    Charter One Financial.................       21,550
   320    U.S. Bancorp..........................       20,520
   500    Mercantile Bankshares Corp............       20,000
   300    Travelers Group Inc...................       18,919
   246    American Express Co...................       18,327
   400    Paine Webber Group Inc................       14,000
   320    Charles Schwab & Co Inc...............       13,020
   400    American Federal Bank.................       12,900
   500    State Auto Financial Corp.............       11,250
   100    Republic NY Corp......................       10,750
   220    State Street Corp.....................       10,175
   200    Provident Financial Group Inc.........        8,550
   300    F & M National Corp...................        7,800
   100    Nationsbank Corp......................        6,450
   100    AFLAC Inc.............................        4,725
   100    Collective Bancorp Inc................        4,488
   200    First Commonwealth Financial Corp.....        4,250
    90    UNUM Corp.............................        3,780
   300    EMC Insurance Group Inc...............        3,713
    50    Marsh & McLennan Cos..................        3,569
    32    Loews Corp............................        3,204
    36    Chubb Corp............................        2,407
   100    Centris Group Inc.....................        2,112
    40    National City Corp....................        2,100
    32    Northern Trust Corp...................        1,548
    29    Pacific Century Financial.............        1,341
    11    Transatlantic Holdings Inc............        1,092
    15    Franklin Resource Inc.................        1,088
    22    American General Corp.................        1,050
    22    Dauphin Deposit Corp..................          980
    21    Wilmington Trust Co...................          961


  NUMBER
OF SHARES                  SECURITY                     VALUE
---------                  --------                     -----

          TOMORROW SHORT-TERM RETIREMENT FUND (continued)

    20   +Policy Management Systems Corp........     $    940
    38    City National Corp....................          914
    38    USF&G Corp............................          912
    10    American National Insurance Co........          892
                                                     --------
                                                      718,721
                                                     --------
          HEALTH (6.8%)
   879    Warner Lambert Co.....................      109,216
 1,252    Bristol-Myers Squibb Co...............      101,412
 1,916    Schering-Plough Corp..................       91,729
 1,050    American Home Products Corp...........       80,325
 1,287    Corning Inc...........................       71,589
 1,897    Pharmacia & Upjohn Inc................       65,921
 1,658    Columbia Healthcare Corp..............       65,180
 1,060   +Boston Scientific Corp................       65,124
   740    Amgen Inc.............................       43,012
   300    Lilly Eli & Co........................       32,794
 1,200   +Tecnol Medical Products Inc...........       26,700
   500   +Vencor Inc............................       21,625
   600   +Healthsouth Corp......................       14,963
   101    Pfizer Inc............................       12,070
   321   +Covance Inc...........................        6,199
   170    Biogen Inc............................        5,759
   165   +Tenet Healthcare Corp.................        4,878
   100    Beckman Instruments Inc...............        4,825
    77    Cardinal Health Inc...................        4,408
   167   +Humana Inc............................        3,862
   130   +Genzyme Corp..........................        3,607
    94    Service Corp International............        3,090
   140   +Chiron Corp...........................        2,922
   300    Epitope Inc...........................        2,362
   131    Mylan Labs Inc........................        1,932
    57    Bergen Brunswig Corp..................        1,589
    39    Mallinckrodt Inc......................        1,482
    62    Pall Corp.............................        1,442
    65   +Value Health Inc......................        1,316
    31   +Forest Labs Inc.......................        1,285
    36   +Foundation Health Systems.............        1,091
    21    Bausch & Lomb Inc.....................          990
    31   +ALZA Corp.............................          897
    62   +Perrigo Co............................          775
    20    Bard (CR) Inc.........................          726
    22    Allergan Inc..........................          700
    44   +Novacare Inc..........................          611
    19   +Centocor Inc..........................          590
    24   +Acuson Corp...........................          552
    22    Carter Wallace Inc....................          393
    11    Diagnostic Products...................          347
    14   +Datascope Corp........................          275
                                                     --------
                                                      860,565
                                                     --------

Page 24               See notes to financial statements

TOMORROW FUNDS RETIREMENT TRUST

SCHEDULES OF INVESTMENTS JUNE 30, 1997 (UNAUDITED)

 NUMBER
OF SHARES                   SECURITY                     VALUE
---------                   --------                     -----

            TOMORROW SHORT-TERM RETIREMENT FUND (continued)

            INDUSTRIALS (6.7%)
  2,006     First Data Corp.........................    $ 88,139
  3,292     Westinghouse Electric Corp..............      76,128
    702     Minnesota Mining & Manufacturing Co.....      71,604
  1,288     Emerson Electric Co.....................      70,920
  2,017     Waste Management Inc....................      64,796
    800     General Electric Co.....................      52,300
  1,200     Equifax Inc.............................      44,625
    671    +HFS Inc.................................      38,918
  1,000     Raymond Corp............................      32,656
  1,500     ABM Industrials Inc.....................      28,969
    428     Omnicom Group Inc.......................      26,376
  1,300     Sevenson Environmental Services Co......      25,350
  1,300     Tejon Ranch Co..........................      24,700
  1,000     Wackenhut Corp..........................      24,000
  1,200    +Vallen Corp.............................      21,900
  1,300     Oil-Dri Corp............................      20,881
    800     Penn Engineering & Manufacturing Corp...      15,700
    800     X-Rite Inc..............................      15,200
    268     Deere & Co..............................      14,706
    319    +York International Corp.................      14,674
  1,000     Dames & Moore Inc.......................      12,375
    335     Dun & Bradstreet Corp...................       8,794
    124     Hubbell Inc Cl B........................       5,456
    300     ADVO Inc................................       4,875
    125     Molex Inc...............................       4,563
    200     Alico Inc...............................       3,925
    200     Brown Group Inc.........................       3,737
     47     Tyco International Ltd..................       3,269
     46     Textron Inc.............................       3,053
    100     True North Communications...............       2,475
     59     Dresser Industries Inc..................       2,198
     35     Interpublic Group of Companies Inc......       2,146
     33    +Healthcare Compare Corp.................       1,728
     21     Raychem Corp............................       1,562
     33    +Fiserv Inc..............................       1,473
     35     Cognizant Corp..........................       1,417
     23     Dover Corp..............................       1,414
     24     Sundstrand Corp.........................       1,340
     22     Kaydon Corp.............................       1,092
     33     Modine Manufacturing Co.................         982
     23    +Ceridian Corp...........................         972
     13     Cummins Engine Inc......................         917
     20     Kennametal Inc..........................         860
     26     Kelly Services Inc Cl A.................         816
     20     Harso Corp..............................         810
     20    +USA Waste Services Inc..................         773


 NUMBER
OF SHARES                   SECURITY                     VALUE
---------                   --------                     -----
            TOMORROW SHORT-TERM RETIREMENT FUND (continued)

     23     Trinity Industries Inc..................    $    730
     21     Keystone International Inc..............         728
     21     Deluxe Corp.............................         717
     11     Nordson Corp............................         707
     28     Ametek Inc..............................         658
     21     Standard Register Co....................         643
     23     Cincinnati Milacron Inc.................         597
     20     Durco International.....................         585
     13     Stanley Works...........................         520
     30     Sotheby's Holdings Cl A.................         506
     16     Teleflex Inc............................         500
     11     Donaldson Co Inc........................         418
     10     Harnischfeger Industries Inc............         415
     17     Watts Industries Inc Cl A...............         408
     15     Albany International Corp Cl A..........         337
     11    +A.C. Nielson Corp.......................         216
      8    +Halter Marine Group Inc.................         192
      4    +Echelon International Corp..............          91
                                                        --------
                                                         854,532
                                                        --------
            REAL ESTATE INVESTMENT TRUST (0.8%)
  1,700     Kranzco Realty Trust....................      28,900
  1,600     Burham Pacific Properties Inc...........      22,000
  1,000     Getty Realty Corp.......................      17,625
    700     Commercial Net Lease Realty.............      10,719
    541     United Dominion Realty Trust Inc........       7,675
    300     CRIIMI Mae Inc..........................       4,800
    300     First Union Real Estate Trust...........       4,237
    300     IRT Property Co.........................       3,525
    200     Western Investment Real Estate..........       2,775
    100     Universal Health Realty Income..........       1,894
  2,100     CRI Liquidating.........................         231
                                                        --------
                                                         104,381
                                                        --------
            TECHNOLOGY (9.0%)
    664     Intel Corp..............................      94,163
    700    +Microsoft Corp..........................      88,463
  1,594     Sprint Corp.............................      83,884
  2,223     US West Inc.............................      83,779
  1,863     GTE Corp................................      81,739
  1,800    +3Com Corp...............................      81,000
  1,210     Boeing Co...............................      64,206
  3,325    +Loral Space & Communications............      49,875
    505     McDonnell Douglas Corp..................      34,593
    600     Lattice Semiconductor Corp..............      33,900
    300    +Compaq Computer Corp....................      29,775
    520    +BMC Software, Inc.......................      28,795
    300    +Novellus Systems Inc....................      25,950
    482    +Compuware Corp..........................      23,015
    192    +Dell Computer Corp......................      22,548

           See notes to financial statements                Page 25

TOMORROW FUNDS RETIREMENT TRUST

SCHEDULES OF INVESTMENTS JUNE 30, 1997 (UNAUDITED)

    NUMBER
   OF SHARES                  SECURITY                       VALUE
   ---------                  --------                       -----
             TOMORROW SHORT-TERM RETIREMENT FUND (continued)

       630  +Symbol Technologies Inc..................   $   21,184
     1,200   Bell Industries Inc......................       18,750
       300  +Keane Inc................................       15,600
       450  +Vitesse Semiconductor Corp...............       14,709
       533   Analog Devices Inc.......................       14,158
       500  +Atmel Corp...............................       14,000
       320  +Parametric Technolgy.....................       13,620
       260   Raytheon Co..............................       13,260
       350  +Advanced Micro Devices Inc...............       12,600
       370   Alltel Corp..............................       12,372
       200  +Comverse Technology Inc..................       10,400
       900  +Chips & Technologies Inc.................        9,337
       134  +Cisco Systems Inc........................        8,995
       450  +NEXTEL Communications Inc Cl A...........        8,522
       169   Bellsouth Corp...........................        7,837
       500   Daniel Industries Inc....................        7,719
       110  +Solectron Corp...........................        7,700
       220  +Gateway 2000.............................        7,136
       198   A T & T Corp.............................        6,942
        91   Bell Atlantic Corp.......................        6,905
       200  +ADC Telecommunications Inc...............        6,675
        99   NYNEX Corp...............................        5,705
       100   Hewlett Packard Co.......................        5,600
       120   Southern New England Telecommunications..        4,665
       100  +SunGard Data Systems.....................        4,650
        64   Lucent Technologies Inc..................        4,612
        58   Honeywell Inc............................        4,401
       120  +Cadence Design Systems Inc...............        4,020
        46   Eaton Corp...............................        4,016
       100  +Seagate Technology Inc...................        3,519
       160  +Quest Dianostic Inc......................        3,290
       100  +Digital Microwave Corp...................        3,000
       300  +Picturetel Corp..........................        2,850
       400  +Novell Inc...............................        2,775
       100  +American Management Systems Inc..........        2,675
       460   AST Research Inc.........................        2,429
       100  +International Rectifier Corp.............        1,863
        35  +Litton Industries Inc....................        1,691
        46   Century Telephone Enterprise.............        1,550
        48   Ikon Office Solutions Inc................        1,197
        23  +Stratus Computer Inc.....................        1,150
        76   Sensormatic Electronics Corp.............          979
        39   Frontier Corp............................          778
        20  +Thermo Electron Corp.....................          680
        47  +Apple Computer Inc.......................          670
        11   Precision Castparts Corp.................          656
         9   Thiokol Corp.............................          630
        30   Aliant Communications....................          585
        10  +Avnet Inc................................          575


    NUMBER
   OF SHARES                  SECURITY                       VALUE
   ---------                  --------                       -----
             TOMORROW SHORT-TERM RETIREMENT FUND (continued)

        12  +Storage Technology Corp..................   $      534
        16  +Structural Dynamics Research.............          420
        17  +Rohr Inc.................................          373
        12   NCR Corp.................................          357
        20  +360 Communications Co....................          342
        24  +Borland International....................          166
                                                         ----------
                                                          1,137,509
                                                         ----------
             TRANSPORTATION (1.3%)
     1,613   Caliber Systems Inc......................       60,084
       369   Burlington Northern Santa Fe.............       33,164
     1,200  +Yellow Corp..............................       26,850
       600   US Airways Group Inc.....................       21,000
     1,000   International Shipholding Corp...........       17,062
        34  +Federal Express Corp.....................        1,963
        37   Alexander & Baldwin......................          967
        20   Illinois Central Corp....................          699
        20   CNF Transportation Inc...................          645
        24   Arnold Industries Inc....................          408
        26   Hunt J B Transportation Services Inc.....          387
        19   Overseas Shipholding Group...............          373
        10  +Consolidated Freightways Corp............          164
                                                         ----------
                                                            163,766
                                                         ----------
             UTILITIES (3.7%)
     3,277   Southern Co..............................       71,684
     1,688   Enron Corp...............................       68,891
     1,400   Boston Edison Co.........................       36,925
     1,800   Cascade Natural Gas Corp.................       29,475
       800   GPU Inc..................................       28,700
       415   El Paso Natural Gas......................       22,825
     1,000   Public Service Co........................       19,188
       827   Montana Power Co.........................       19,176
     1,200   Tuscon Electric Power Co.................       17,400
       500   Central Hudson Gas & Electric Corp.......       17,219
       800   Easterns Utilities.......................       14,600
       700   United Water Resources Inc...............       13,563
       600   Ohio Edison Co...........................       13,088
       240   Duke Energy Corp.........................       11,505
       700   St. Joseph Light & Power Co..............       11,463
       419   PG & E Corp..............................       10,161
       245   Entergy Corp.............................        6,707
       327   Central Maine Power Co...................        4,047
       100   New England Electric.....................        3,700
       140   Edison International.....................        3,482
       200   Empire District Electric.................        3,462
        66   FPL Group Inc............................        3,040
       113   Puget Sound Energy Inc...................        2,995
        68   American Electric Power Co...............        2,856

Page 26         See notes to financial statements

TOMORROW FUNDS RETIREMENT TRUST

SCHEDULES OF INVESTMENTS JUNE 30, 1997 (UNAUDITED)

 NUMBER
OF SHARES                       SECURITY                         VALUE
---------                       --------                         -----

             TOMORROW SHORT-TERM RETIREMENT FUND (continued)

      305   +Citizens Utilities Co Cl B....................    $    2,438
      100    Illinova Corp.................................         2,200
       76    Allegheny Power System Inc....................         2,028
       52   +California Energy Inc.........................         1,976
       63    Florida Progress Corp.........................         1,973
       57    Texas Utilities Co............................         1,963
      100    Philadelphia Suburban Corp....................         1,913
       54    CMS Energy Corp...............................         1,903
       84    Pacificorp....................................         1,848
       76    Potomac Electric Power........................         1,757
       69    Scana Corp....................................         1,712
       73    Houston Industries............................         1,565
       37    Public Service Co of Colorado.................         1,536
      135    Northeast Utilities...........................         1,291
       35    Dominion Resources Inc........................         1,282
       32    Cinergy Corp..................................         1,114
       52    New York State Electric & Gas.................         1,085
       62    Midamerican Energy Holdings...................         1,073
       16    Columbia Gas System Inc.......................         1,044
       19    Consolidated National Gas Co..................         1,022
       29    MCN Energy Group Inc..........................           888
       38    Central & South West Corp.....................           807
       20    Southwestern Public Service...................           786
       28    Pennsylvania Enterprises Inc..................           716
       24    Brooklyn Union Gas Co.........................           687
       15    Hawaiian Electric Industrials.................           579
       18    Idaho Power Co................................           565
       27    AGL Resources Inc.............................           553
       20    Washington Gas Light Co.......................           503
       25    Public Service Co of New Mexico...............           447
       13    Indiana Energy Inc............................           318
                                                              -----------
                                                                  475,724
                                                              -----------
             TOTAL COMMON STOCK
              (Cost $6,270,294)............................     7,155,355

             UNIT INVESTMENT TRUST (2.4%)
              (Cost $257,964)
    3,372    Standard & Poors Depositary Receipt...........       297,790


PRINCIPAL
AMOUNT
---------
             CORPORATION DEBENTURES (4.5%)
             FINANCE (3.0%)
 $ 40,000    AON Capital Trust A 8.205% Due 1/1/27.........        41,049
  121,854    GMAC 1995-AA 7.15% Due 3/15/00................       122,843
  120,000    Morgan Stanley Group 6.875% Due 3/1/07........       117,820
  100,000    Petrozuata Finance Inc 8.22% Due 4/1/17 (A)...       101,809
                                                              -----------
                                                                  383,521
                                                              -----------

PRINCIPAL
AMOUNT                          SECURITY                         VALUE
---------                       --------                         -----

             TOMORROW SHORT-TERM RETIREMENT FUND (continued)

             INDUSTRIAL (1.5%)
 $130,000    British Aerospace Finance 7.50% Due 7/1/27 (A)    $  128,623
   65,000    General Electric Corp 7.650% Due 2/23/98......        65,673
                                                              -----------
                                                                  194,296
                                                              -----------

             TOTAL CORPORATE DEBENTURES
             (Cost $575,466)...............................       577,817

             U.S. GOVERNMENT OBLIGATIONS (33.8%)
             U.S. TREASURY BOND (3.2%)
  410,000    U.S. Treasury Bond 6.875% Due 8/15/25.........       411,537

             U.S. TREASURY NOTES (30.6%)
1,521,000    U.S. T-Note 5.50% Due 11/15/98................     1,511,965
  170,000    U.S. T-Note 6.50% Due 5/31/01.................       170,930
1,644,000    U.S. T-Note 6.50% Due 8/18/05.................     1,639,381
  535,000    U.S. T-Note 7.00% Due 7/15/06.................       550,381
                                                              -----------
                                                                3,872,657
                                                              -----------

             TOTAL U.S. GOVERNMENT OBLIGATIONS
              (Cost $4,290,467) ...........................     4,284,195
                                                              -----------

             TOTAL INVESTMENTS (97.2%)
              (Cost $11,394,191)...........................    12,315,156

             OTHER ASSETS IN EXCESS OF
              LIABILITIES (2.8%) ..........................       349,506
                                                              -----------

             TOTAL NET ASSETS (100.0%).....................   $12,664,662
                                                              ===========

+    Non-income producing security.

(A) SEC Rule 144A security. Such security has limited markets and is traded among "qualified institutional buyers."


             See notes to financial statements                  Page 27

TOMORROW FUNDS RETIREMENT TRUST

STATEMENTS OF ASSETS AND LIABILITIES AT JUNE 30, 1997 (UNAUDITED)

                                                              LONG-        MEDIUM-        SHORT-
                                                               TERM          TERM          TERM
                                                            RETIREMENT    RETIREMENT    RETIREMENT
                                                           ------------  ------------  -------------

 ASSETS
Investments at value (+).................................  $ 2,873,342   $ 9,486,410    $12,315,156
Cash and cash equivalents................................      210,347       316,987        293,903
Receivable for Fund shares sold..........................        1,528         9,166              0
Receivable for securities sold...........................       25,702       118,386        150,493
Receivable from Adviser..................................        9,546         5,701          2,399
Dividends and interest receivable........................       14,361        59,902         96,800
Deferred organizational costs and
   prepaid expenses......................................       34,137        34,666         34,939
                                                           -----------   -----------    -----------
                                                             3,168,963    10,031,218     12,893,690
                                                           -----------   -----------    -----------

 LIABILITIES
Payable for investment securities purchased..............            0       109,183        129,034
Accrued distribution fees payable (Adviser Shares) ......        3,392         3,574          4,830
Accrued service fees payable (Institutional Shares)......          735           922            915
Organization expenses payable............................       47,200        47,110         47,110
Other accrued expenses...................................       39,144        42,004         47,139
                                                           -----------   -----------    -----------
                                                                90,471       202,793        229,028
                                                           -----------   -----------    -----------
 NET ASSETS..............................................  $ 3,078,492   $ 9,828,425    $12,664,662
                                                           ===========   ===========    ===========

NET ASSETS REPRESENTED BY:
Shares of beneficial interest (par $0.001)...............  $       394   $     1,122    $     1,269
Paid-in surplus..........................................    2,755,815     9,002,364     11,585,422

Accumulated undistributed net investment income..........       12,595        60,909        116,038
Undistributed realized gains on investments..............       14,008        21,083         40,968
Net unrealized appreciation on investments...............      295,680       742,947        920,965
                                                           -----------   -----------    -----------
NET ASSETS...............................................  $ 3,078,492   $ 9,828,425    $12,664,662
                                                           ===========   ===========    ===========

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE:
   ADVISER SHARES:
Net Assets...............................................  $ 2,461,011   $ 8,953,312    $11,761,362
Shares of beneficial interest issued and outstanding           315,584     1,019,917      1,179,327
Net asset value per share................................  $      7.80   $      8.78    $      9.97
                                                           ===========   ===========    ===========

  INSTITUTIONAL SHARES:
Net Assets...............................................  $   617,481   $   875,113    $   903,300
Shares of beneficial interest issued and outstanding            78,289       102,194         89,966
Net asset value per share................................  $      7.89   $      8.56    $     10.04
                                                           ===========   ===========    ===========
(+) Investments at cost..................................    2,577,662     8,743,463     11,394,191

UNREALIZED APPRECIATION/(DEPRECIATION): *
   Gross appreciation....................................      340,845       882,144      1,083,378
   Gross depreciation....................................      (45,165)     (139,197)      (162,413)
                                                           -----------   -----------    -----------
NET UNREALIZED APPRECIATION..............................      295,680       742,947        920,965
                                                           ===========   ===========    ===========

* Based on cost of securities for Federal Income tax purposes which does not differ from book cost. See notes to financial statements

Page 28                     See notes to financial statements

TOMORROW FUNDS RETIREMENT TRUST

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)


                                                              LONG-TERM   MEDIUM-TERM    SHORT-TERM
                                                             RETIREMENT    RETIREMENT    RETIREMENT
                                                             -----------  ------------  ------------

INVESTMENT INCOME:
Dividends..................................................    $ 20,313      $ 55,329    $   70,826
Interest...................................................      15,037        78,815       142,567
Other......................................................          43           138            20
                                                               --------      --------    ----------
                                                                 35,393       134,282       213,413
                                                               --------      --------    ----------
EXPENSES:
Investment advisory fees - Note 5..........................       9,095        30,866        41,268
Fund accounting fees.......................................      19,414        18,298        19,414
Professional fees..........................................      15,303        23,292        27,744
Registration fees and expenses.............................      12,206        11,967        13,719
Transfer agent fees and expenses (Advisor Shares)..........       9,891         9,999         9,891
Transfer agent fees and expenses (Institutional Shares)           9,891         9,999         9,891
Custodian fees and expenses................................       7,852         6,116         5,567
Distribution fees (Adviser Shares) - Note 5................       4,962        19,427        26,100
Amortization of organization costs.........................       4,708         4,701         4,701
Shareholders' reports......................................       4,156         6,148         8,990
Trustees' fees and expenses................................       3,013         3,013         3,513
Administration fees - Note 5...............................       1,091         3,704         4,952
Service fees (Institutional Shares) - Note 5...............         551           575           706
Other expenses.............................................       1,039         1,677         1,203
                                                               --------      --------    ----------
TOTAL EXPENSES.............................................     103,172       149,782       177,659
Less fees waived by Adviser and Administrator - Note 5          (10,186)      (34,570)      (46,220)
Less expenses reimbursed by adviser - Note 5...............     (71,056)      (41,379)      (33,797)
Less expenses paid indirectly - Note 7.....................      (1,259)       (2,396)       (2,055)
                                                               --------      --------    ----------
NET EXPENSES...............................................      20,671        71,437        95,587
                                                               --------      --------    ----------
NET INVESTMENT INCOME......................................      14,722        62,845       117,826
                                                               --------      --------    ----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on Net realized gain on investments .          14,132        22,545        43,014
Change in unrealized appreciation on investments...........     263,055       671,484       841,067

NET GAIN ON INVESTMENTS....................................     277,187       694,029       884,081
                                                               --------      --------    ----------

NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS...........................................    $291,909      $756,874    $1,001,907
                                                               ========      ========    ==========

           See notes to financial statements              Page 29

TOMORROW FUNDS RETIREMENT TRUST


STATEMENTS OF CHANGES IN NET ASSETS
                                                                 LONG-TERM                   MEDIUM-TERM
                                                                 RETIREMENT                   RETIREMENT
                                                                 ----------                  -----------
                                                              SIX                         SIX
                                                            MONTHS       PERIOD         MONTHS         PERIOD
                                                             ENDED         ENDED         ENDED         ENDED
                                                           6/30/97+      12/31/96*     6/30/97+      12/31/96*
                                                          ----------     ----------   -----------    ----------

OPERATIONS:
Net investment income...................................   $   14,722    $    5,770   $    62,845    $   17,615
Net realized gain
   on investments.......................................       14,132         7,802        22,545        24,377
Change in unrealized
   appreciation on investments..........................      263,055        32,625       671,484        71,463
                                                           ----------    ----------   -----------    ----------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS............................      291,909        46,197       756,874       113,455
                                                           ----------    ----------   -----------    ----------

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
   Adviser Shares.......................................            0        (7,897)            0       (11,718)
   Institutional Shares.................................            0             0             0        (7,833)
                                                           ----------    ----------   -----------    ----------
TOTAL DIVIDENDS TO SHAREHOLDERS
   FROM NET INVESTMENT INCOME...........................            0        (7,897             0       (19,551)

DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAINS:
   Adviser Shares.......................................            0        (6,017)            0       (23,803)
   Institutional Shares.................................            0        (1,909)            0        (2,036)
                                                           ----------    ----------   -----------    ----------
TOTAL DISTRIBUTIONS FROM NET
   REALIZED GAINS.......................................            0        (7,926)            0       (25,839)
                                                           ----------    ----------   -----------    ----------

TRANSACTIONS IN SHARES OF
   BENEFICIAL INTEREST:
Received on issuance:
   Shares sold..........................................    2,211,704     1,256,481     6,448,275     3,739,365
   Shares issued in reinvestment
    of dividends and distributions......................            0        15,823             0        45,391
   Shares redeemed......................................     (685,012)      (42,787)   (1,057,909)     (171,636)
                                                           ----------    ----------   -----------    ----------
NET INCREASE FROM
   CAPITAL SHARE TRANSACTIONS...........................    1,526,692     1,229,517     5,390,366     3,613,120
                                                           ----------    ----------   -----------    ----------

TOTAL INCREASE IN NET ASSETS............................    1,818,601     1,259,891     6,147,240     3,681,185

NET ASSETS:
Beginning of period.....................................    1,259,891             0     3,681,185             0
                                                           ----------    ----------   -----------    ----------
End of period+..........................................   $3,078,492    $1,259,891   $ 9,828,425    $3,681,185
                                                           ==========    ==========   ===========    ==========

 + Includes undistributed/
  (overdistributed) net
  investment income.....................................   $   12,595       ($2,127)  $    60,909       ($1,936)
                                                           ==========    ==========   ===========    ==========


                                                                  SHORT-TERM
                                                                  RETIREMENT
                                                          ---------------------------
                                                               SIX
                                                             MONTHS         PERIOD
                                                              ENDED          ENDED
                                                            6/30/97+       12/31/96*
                                                           -----------    -----------
OPERATIONS:
Net investment income...................................   $   117,826    $   20,990
Net realized gain
   on investments.......................................        43,014           232
Change in unrealized
   appreciation on investments..........................       841,067        79,898
                                                           -----------    ----------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS............................     1,001,907       101,120
                                                           -----------    ----------

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
   Adviser Shares.......................................             0       (22,778)
   Institutional Shares.................................             0             0
                                                           -----------    ----------
TOTAL DIVIDENDS TO SHAREHOLDERS
   FROM NET INVESTMENT INCOME...........................             0       (22,778)

DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAINS:
   Adviser Shares.......................................             0        (2,278)
   Institutional Shares.................................             0             0
                                                           -----------    ----------
TOTAL DISTRIBUTIONS FROM NET
   REALIZED GAINS.......................................             0        (2,278)
                                                           -----------    ----------

TRANSACTIONS IN SHARES OF
   BENEFICIAL INTEREST:
Received on issuance:
   Shares sold..........................................     8,907,822     4,786,563
   Shares issued in reinvestment
    of dividends and distributions......................             0        25,055
   Shares redeemed......................................    (2,007,737)     (125,012)
                                                           -----------    ----------
NET INCREASE FROM
   CAPITAL SHARE TRANSACTIONS...........................     6,900,085     4,686,606
                                                           -----------    ----------

TOTAL INCREASE IN NET ASSETS............................     7,901,992     4,762,670

NET ASSETS:
Beginning of period.....................................     4,762,670             0
                                                           -----------    ----------
End of period+..........................................   $12,664,662    $4,762,670
                                                           ===========    ==========

 + Includes undistributed/
  (overdistributed) net
  investment income.....................................   $   116,038       ($1,788)
                                                           ===========    ==========

[FN]
+       Unaudited.
*       Commencement of operations March 7, 1996.



Page 30                    See notes to financial statements

TOMORROW FUNDS RETIREMENT TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.  GENERAL

     The Tomorrow Long-Term Retirement Fund ("Long-Term Fund"), Tomorrow Medium-Term Retirement Fund ("Medium-Term Fund"), Tomorrow Short-Term Retirement Fund ("Short-Term Fund"), Core Large-Cap Fund (Large-Cap Fund") and Core Small-Cap Fund ("Small -Cap Fund") are separate funds of the Tomorrow Funds Retirement Trust (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end investment company. All of the funds are diversified. The accompanying financial statements and notes relate to the Long-Term Fund, Medium-Term Fund and Short-Term Fund only (collectively the "Funds").

     The Trust offers two classes of shares: Adviser Class Shares and Institutional Class Shares. Adviser Shares and Institutional Shares are substantially the same except that Adviser Shares bear the fees payable under a plan adopted by the Trust's Board of Trustees pursuant to Rule 12b-1 under the Act (the "Distribution Plan") at an annual rate of up to 0.50% of the average daily net assets attributable to the Adviser Shares; Institutional Shares bear the fees that are payable under a Service Plan (the "Service Plan") at an annual rate of up to 0.25% of the average daily net assets attributable to the Institutional Shares. In addition to fees paid pursuant to the Distribution Plan and Service Plan, each class also bears the expense associated with transfer agent fees. Investment income, expenses (other than expenses incurred under the Distribution Plan, the Service Plan and transfer agent fees and expenses), and realized and unrealized gains and losses on investments of a Fund are allocated to the separate classes of shares based upon their relative net asset value on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

     The Funds first commenced offering Adviser Shares on March 7, 1996 and Institutional Shares on April 2, 1996.

2. SIGNIFICANT ACCOUNTING POLICIES

PORTFOLIO VALUATION

     Common Stock- Securities listed or admitted to trading on a national securities exchange, including options, are valued at the last sale price on such exchange as of the close of regular trading on the New York Stock Exchange ("NYSE") on each day that the Funds calculate their net asset values. Unlisted securities and listed securities for which there are no sales reported on the valuation date are valued at the mean between the most recent bid and ask prices.

     Bonds- Bonds and other fixed income securities (other than short-term obligations but including listed issues) in the Funds' portfolios are valued by a pricing service which utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices, exchange or over-the-counter prices, when such valuations are believed to reflect the market value of such securities.

     Money Market Securities- Investments in money market and other short-term (60 days or less) securities are valued at amortized cost, which has been determined by the Trust's Board of Trustees to represent the fair market value of such securities.

     Foreign Securities- Securities listed or admitted to trading on an international securities exchange, including options, are valued at the last sale price, at the close of the primary international exchange on the day that the Fund's calculate their net asset values. Unlisted foreign securities and listed foreign securities for which there are no sales reported on the valuation date are valued at the mean between the most recent bid and asked prices.

     Certain risks result from investing in foreign securities in addition to the usual risk inherent in domestic investments. Such risks include future political, economical and currency exchange developments including restrictions and changes in foreign law.

SECURITY TRANSACTIONS AND INVESTMENT INCOME

     Security transactions are recorded on a trade date basis. Realized gains and losses from security transactions are recorded utilizing the identifiecation method. Interest income is recognized on an accrual basis and dividend income is recognized on ex-dividend date. Discounts on fixed income securities are accreted to interest income over the life of the security or until an applicable call date if sooner, with a corresponding increase in cost basis.

     During the six months ended June 30, 1997, none of the Funds in the Trust entered into the following transactions: futures, options, forward currency contracts or foreign currency transactions.

TOMORROW FUNDS RETIREMENT TRUST

FEDERAL INCOME TAXES

     Each Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal tax or excise tax provisions are required. The federal income tax basis of investments approximates cost.

DISTRIBUTIONS TO SHAREHOLDERS

     Dividends from Net investment Income- Dividends from net investment income are declared and paid annually when available for each Fund and are recorded on ex-dividend date.

     Distributions from Capital Gains- Distributions from capital gains are declared by December 31 of the year in which they are earned and are paid by January 31 of the following year. However, to the extent that the net realized gains of a Fund can be offset by capital loss carryovers of that Fund, such gains will not be distributed.

     The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or net distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

USE OF ESTIMATES

     Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these amounts.

3. ORGANIZATIONAL EXPENSES

     Weiss, Peck & Greer. L.L.C. ("WPG"), the Funds' investment Adviser, paid the organizational expenses of the Funds in the amount of approximately $141,000 ($47,000 each for the Long-Term, Medium-Term and Short-Term Funds). The Funds will reimburse WPG for these expenses which have been deferred and are being amortized by the Funds on a straight line method over a period of five years from the commencement of operations.

4. EXPENSES

     The Trust accounts separately for the assets, liabilities and operations of each Fund. Direct expenses of a Fund are charged to that Fund while general Trust expenses are allocated among the Trust's respective Funds.

5. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     The Trust, with respect to each Fund, has entered into an Investment Advisory Agreement with WPG which entitles WPG to receive a fee, which is accrued daily and paid monthly, at an annual rate of 0.75% of each Fund's average daily net assets. WPG voluntarily agreed not to impose its advisory fee applicable to the Funds for the six months ended June 30, 1997.

     WPG has agreed to voluntarily limit each Fund's total operating expenses, (excluding taxes, brokerage commissions, interest, dividends paid on securities sold short and extraordinary legal fees and expenses) to 1.75% of the average daily net assets for the Adviser Class Shares and 1.50% of the average daily net assets for the Institutional class shares. WPG will reduce its advisory fee (but not below $0) when the total operating expenses exceed these limits.

TOMORROW FUNDS RETIREMENT TRUST

     The Trust has entered into an Administration Agreement with WPG. For its administrative services, WPG is entitled to receive a fee, which is accrued daily and paid monthly, at an annual rate of 0.09% of each Fund's average daily net assets. WPG voluntarily agreed not to impose its administration services fee applicable to the Funds for the six months ended June 30, 1997.

     The Trust with respect to the Adviser Class of each Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Act. Under the Distribution Plan, each Fund pays distribution and service fees at an aggregate annual rate of up to 0.50% of the daily average net assets attributable to the Adviser Class Shares. Up to 0.25% of this fee is for service fees and is intended to be compensation for personnel services and/or account maintenance services. The remaining amount is for distribution fees and is intended to compensate WPG for its services and expenses associated with serving as principal underwriter of the Adviser Class. These payments are borne solely by the Adviser Class Shares. For the six months ended June 30, 1997 payments pursuant to the Distribution Plan from the Long-Term Fund, Medium-Term Fund and Short-Term Fund amounted to $4,962, $19,427 and $26,100, respectively. Of these amounts, WPG earned $897, $9,713 and $12,995, respectively.

     The Trust with respect to the Institutional Class of each Fund has also adopted a Service Plan ( the "Institutional Service Plan") pursuant to which each Fund has agreed to pay fiduciaries of retirement plans investing in the Funds a fee for various services and/or account maintenance services relating to the Institutional Class Shares. The Institutional Service Plan fee is accrued daily and paid quarterly at an annual rate of up to 0.25% of the average daily net asset value attributable to the Institutional Class Shares of each Fund, and is borne solely by the Institutional Class Shares. For the six months ended June 30, 1997 payments made pursuant to the Institutional Service Plan from the Long-Term fund, Medium-Term Fund and Short-Term Fund amounted to $551, $575 and $706, respectively.

6. SECURITIES TRANSACTIONS

     Sale proceeds, cost of securities sold and purchased, (other than short term investments and options written), total commissions and commissions received by WPG on such transactions for the six months ended June 30, 1997 were as follows:

                         PROCEEDS           COST OF                         COMMISSIONS
                       OF SECURITIES       SECURITIES          TOTAL         RECEIVED
                           SOLD            PURCHASED        COMMISSIONS       BY WPG
                           ----            ---------        -----------       ------

Long-Term.............   $  199,932        $1,482,627         $  999          $  895

Medium-Term...........    1,247,188         6,391,735          2,551           2,289

Short-Term............    2,668,925         9,279,231          3,870           3,688


7. CUSTODIAN FEES

     Each Fund has entered into an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees whenever there are uninvested cash balances. The Funds' custodian fee and related offset for the six months ended June 30, 1997 were as follows:


                CUSTODIAN FEE   OFFSET CREDIT
                -------------   -------------

Long-Term          $7,852          $1,259
Medium-Term         6,116           2,396
Short-Term          8.990           2,055

     The Funds could have invested its cash balances elsewhere if it had not agreed to a reduction in fees under the expense offset agreement with its custodian

TOMORROW FUNDS RETIREMENT TRUST

8. CAPITAL SHARE TRANSACTIONS

     Transaction in shares of the Funds are summarized below:

LONG-TERM

                                                                                SIX MONTHS ENDED               PERIOD ENDED
                                                                            JUNE 30, 1997 (UNAUDITED)       DECEMBER 31, 1996*
                                                                            -------------------------    -------------------------
                                                                             SHARES         AMOUNT        SHARES         AMOUNT
                                                                            --------      -----------    --------      -----------

ADVISER CLASS SHARES
Sold......................................................................   256,489       $1,820,519     143,309       $  977,964
Reinvested from dividends
   and distributions......................................................        --               --       1,985           13,914
Redeemed..................................................................   (80,949)        (573,394)     (5,250)         (35,184)
                                                                            --------      -----------     -------       ----------
Net increase - Adviser Class..............................................   175,540       $1,247,113     140,044       $  956,694
                                                                            --------      -----------     -------       ----------

INSTITUTIONAL CLASS SHARES
Sold......................................................................    53,869       $  391,185      40,904       $  278,517
Reinvested from dividends
   and distributions......................................................        --               --         270            1,909
Redeemed..................................................................   (15,594)        (111,618)     (1,160)          (7,603)
                                                                            --------      -----------     -------       ----------
Net increase - Institutional Class                                            38,275       $  279,567      40,014       $  272,823
                                                                            --------      -----------     -------       ----------

Net increase in Fund......................................................   213,815       $1,526,692     180,058       $1,229,517
                                                                            --------      -----------     -------       ----------

*Adviser Shares - For the period March 7, 1996 (initial offering date) through
 December 31, 1996. Institutional Shares - For the period April 2, 1996 (initial offering date) through December 31, 1996.




MEDIUM-TERM
                                                                                SIX MONTHS ENDED               PERIOD ENDED
                                                                            JUNE 30, 1997 (UNAUDITED)       DECEMBER 31, 1996*
                                                                            -------------------------    -------------------------
                                                                             SHARES         AMOUNT        SHARES         AMOUNT
                                                                            --------      -----------    --------      -----------
ADVISER CLASS SHARES
Sold......................................................................   709,456      $5,765,121     434,251        $3,434,858
 Reinvested from dividends
   and distributions......................................................        --              --       4,374            35,521
Redeemed..................................................................  (112,926)       (932,741)    (15,238)         (118,433)
                                                                            --------     -----------     -------        ----------
Net increase - Adviser Class..............................................   596,530      $4,832,380     423,387        $3,351,946
                                                                            --------     -----------     -------        ----------

INSTITUTIONAL CLASS SHARES
Sold......................................................................    83,629      $  683,154      39,564        $  304,507
Reinvested from dividends
  and distributions.......................................................        --              --       1,248             9,870
Redeemed..................................................................   (15,168)       (125,168)     (7,079)          (53,203)
                                                                            --------     -----------     -------        ----------
Net increase - Institutional Class                                            68,461      $  557,986      33,733        $  261,174
                                                                            --------     -----------     -------        ----------

Net increase in Fund......................................................   664,991      $5,390,366     457,120        $3,613,120
                                                                            --------     -----------     -------        ----------

*Adviser Shares - For the period March 7, 1996 (initial offering date) through
 December 31, 1996. Institutional Shares - For the period April 2, 1996 (initial offering date) through December 31, 1996.



TOMORROW FUNDS RETIREMENT TRUST


SHORT-TERM

                                      SIX MONTHS ENDED                 PERIOD ENDED
                                  JUNE 30, 1997 (UNAUDITED)         DECEMBER 31, 1996*
                                  -------------------------         ------------------
                                   SHARES        AMOUNT             SHARES      AMOUNT
                                   ------        ------             ------      ------
ADVISER CLASS SHARES
Sold............................    890,816    $ 8,231,540          498,279   $4,497,333
Reinvested from dividends
 and distributions..............         --             --            2,714       25,055
Redeemed........................   (198,090)    (1,870,108)         (14,392)    (123,915)
                                   --------    -----------          -------   ----------
Net increase - Adviser Class....    692,726    $ 6,361,432          486,601   $4,398,473
                                   --------    -----------          -------   ----------

INSTITUTIONAL CLASS SHARES
Sold............................     71,685    $   676,283           33,138   $  289,230
Redeemed........................    (14,735)      (137,630)            (122)      (1,097)
                                   --------    -----------          -------   ----------
Net increase - Institutional....     56,950    $   538,653           33,016   $  288,133
                                   --------    -----------          -------   ----------

Net increase in Fund............    749,676    $ 6,900,085          519,617   $4,686,606
                                   --------    -----------          -------   ----------

*Adviser Shares - For the period March 7, 1996 (initial offering date) through
 December 31, 1996. Institutional Shares - For the period April 2, 1996 (initial offering date) through December 31, 1996.

TOMORROW FUNDS RETIREMENT TRUST
FINANCIAL HIGHLIGHTS

       $ PER SHARE



                                                         Net
                                   Net                 Realized     Total     Dividends   Distr-               Net
                                  Asset                  and        Income       From     butions             Asset
                                Value at     Net      Unrealized     From        Net       from     Total    Value at
                               Beginning  Investment    Gains     Investment  Investment  Capital  Distr-     End of
                               of Period    Income    Securities  Operations    Income     Gains   butions    Period
                               ---------    ------    ----------  ----------    ------     -----   -------    ------


LONG-TERM RETIREMENT
Adviser Shares
For the period March 7, 1996*
 through December 31, 1996       $6.50       0.04        0.55        0.59       (0.06)    (0.05)   (0.11)     $ 6.98

For the six months ended
 June 30, 1997 (Unaudited)        6.98       0.06        0.76        0.82        0.00      0.00     0.00        7.80


INSTITUTIONAL SHARES
For the period April 2, 1996*
 through December 31, 1996        6.51       0.04        0.55        0.59        0.00     (0.05)   (0.05)       7.05

For the six months ended
 June 30, 1997 (Unaudited)        7.05       0.01        0.83        0.84        0.00      0.00     0.00        7.89


MEDIUM-TERM RETIREMENT
Adviser Shares
For the period March 7, 1996*
 through December 31, 1996        7.50       0.04        0.63        0.67       (0.03)    (0.07)   (0.10)       8.07

For the six months ended
 June 30, 1997 (Unaudited)        8.07       0.05        0.66        0.71        0.00      0.00     0.00        8.78


Institutional Shares
For the period April 2, 1996*
 through December 31, 1996        7.53       0.10        0.55        0.65       (0.25)    (0.07)   (0.32)       7.86

For the six months ended
 June 30, 1997 (Unaudited)        7.86       0.27        0.43        0.70        0.00      0.00     0.00        8.56


SHORT-TERM RETIREMENT
Adviser Shares
For the period March 7, 1996*
 through December 31, 1996        8.50       0.06        0.72        0.78       (0.06)    (0.06)   (0.12)       9.16

For the six months ended
 June 30, 1997 (Unaudited)        9.16       0.10        0.71        0.81        0.00      0.00     0.00        9.97


Institutional Shares
For the period March 7, 1996*
 through December 31, 1996        8.51       0.00        0.70        0.70        0.00      0.00     0.00        9.21

For the six months ended
 June 30, 1997 (Unaudited)        9.21       0.08        0.75        0.83        0.00      0.00     0.00       10.04


                                                                                  RATIOS
                                                                                                                  RATIO INFORMATION
                                                                                                              ASSUMING NO FEE
WAIVERS,
                                                                                                                  REIMBURSEMENTS OR
                                                                       RATIO OF                                      CUSTODY FEE
                                                           RATIO OF    NET                               EARNINGS CREDIT
RECEIVE
                                                           EXPENSES    INCOME TO                            RATIO OF     RATIO
OF
                                                  NET      TO AVERAGE  AVERAGE    PORTFOLIO  AVERAGE        EXPENSES     NET
INCOME
                                     TOTAL        ASSETS      NET      NET        TURNOVER   COMMISSIONS    TO AVERAGE   TO
AVERAGE
                                     RETURN++     (000'S)  ASSETS+     ASSETS+    RATE!      PER SHARE      NET ASSETS+  NET
ASSETS+                              -------------------   -------     -------    -----      ---------      -----------  ------
---

LONG-TERM RETIREMENT
Adviser Shares
For the period March 7, 1996*
        through December 31, 1996     9.08%      $   978    1.75%       1.63%   25.09%         0.03             45.36%   -41.98%
For the six months ended
        June 30, 1997 (Unaudited)    11.75%        2,461    1.75%       1.17%    8.60%         0.03              7.95%    -5.03%

INSTITUTIONAL SHARES
For the period April 2, 1996*
        through December 31, 1996     9.03%          282    1.50%       1.97%   25.09%         0.03             40.49%   -37.02%
For the six months ended
        June 30, 1997 (Unaudited)    11.91%          617    1.50%       1.42%    8.60%         0.03             11.04%    -8.12%

MEDIUM-TERM RETIREMENT
Adviser Shares
For the period March 7, 1996*
        through December 31, 1996     8.89%        3,416    1.75%       1.73%   22.56%         0.03             15.88%   -12.40%
For the six months ended
        June 30, 1997 (Unaudited)     8.80%        8,953    1.75%       1.51%   16.11%         0.03              3.42%     0.16%

Institutional Shares
For the period April 2, 1996*
        through December 31, 1996     8.54%          265    1.50%       1.96%   22.56%         0.03             20.86%   -17.40%
For the six months ended
        June 30, 1997 (Unaudited)     8.91%          875    1.50%       1.79%   16.11%         0.03              7.29%    -4.00%

SHORT-TERM RETIREMENT
Adviser Shares
For the period March 7, 1996*
        through December 31, 1996     8.54%        4,459    1.75%       2.08%   14.16%         0.03             15.68%   -11.85%
For the six months ended
        June 30, 1997 (Unaudited)     8.84%       11,761    1.75%       2.13%   25.95%         0.03              3.07%     0.81%

Institutional Shares
For the period March 7, 1996*
        through December 31, 1996     8.23%          304    1.50%       2.31%   14.16%         0.03             19.10%   -15.29%
For the six months ended
        June 30, 1997 (Unaudited)     9.01%          903    1.50%       2.39%   25.95%         0.03              6.12%    -2.23%

+     Annualized.
++    Not annualized.
*     Commencement of operations.

                       See notes to financial statements

                                TOMORROW FUNDS
                               ----------------
                               RETIREMENT TRUST


                        A Lifecycle Retirement Program
                    ---------------------------------------
                    ONE NEW YORK PLACE, NEW YORK, NY 10004
                                (800) 223-3332



INDEPENDENT TRUSTEES AND MEMBERS
OF AUDIT COMMITTEE
Raymond R. Herrmann, Jr.
Lawrence J. Israel
Harvey E. Sampson


OFFICERS

ROGER J. WEISS
  Chairman of the Board, President and Trustee

JAY C. NADEL
  Executive Vice President and Secretary

FRANCIS H. POWERS
  Executive Vice President and Treasurer

DANIEL CARDELL
  Vice President

JOSEPH J. REARDON
  Vice President

DANIEL S. VANDIVORT
  Vice President

JOSEPH PARASCONDOLA
  Assistant Vice President

INVESTMENT ADVISER
Weiss, Peck & Greer, L.L.C.
One New York Plaza
New York, NY  10004

CUSTODIAN
Boston Safe Deposit and Trust Company
One Exchange Place
Boston, MA  02109

DIVIDEND DISBURSING AND
TRANSFER AGENT
First Data Investor Services Group, Inc.
4400 Computer Drive
Westboro, MA  01581-5120

LEGAL COUNSEL
Hale and Dorr
60 State Street
Boston, MA  02109


This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of sale or solicitation of an offer to buy shares of the Tomorrow Funds Retirement Trust. Such offering is made only by prospectus, which includes details as to offering and other material information.